                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0570
                                                          Expires: Nov. 30, 2005
                                Estimated average burden hours per response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08941
                                  ----------------------------------------------

                                   The Vantagepoint Funds
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             777 North Capitol Street, NE, Washington D.C.  20002-4240
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Paul Gallagher, Secretary of the registrant
             777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600
                                                   ------------------
Date of fiscal year end:  12/31/02
                        -----------------
Date of reporting period:  01/01/02 - 12/31/02
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

[GRAPHIC]

THE VANTAGEPOINT FUNDS

ANNUAL REPORT
DECEMBER 31, 2002

[THE VANTAGEPOINT(R) FUNDS LOGO]

TABLE OF CONTENTS

Letter from the President of the Vantagepoint Funds                        1

Letter from the Vantagepoint Investment Advisers                           2

Management's Discussion of Fund Performance                                5


VANTAGEPOINT FUNDS

     Independent Auditors' Report                                         52

     Statements of Assets and Liabilities                                 53

     Statements of Operations                                             57

     Statements of Changes in Net Assets                                  61

     Financial Highlights                                                 72

     Notes to the Financial Statements                                    96

     Schedules of Investments                                            115


MASTER INVESTMENT PORTFOLIO

     Independent Accountants' Report                                     165

     Statements of Assets and Liabilities                                166

     Statements of Operations                                            167

     Statements of Changes in Net Assets                                 168

     Notes to the Financial Statements                                   170

     Schedules of Investments                                            177

GIRARD MILLER, CFA                                  777 North Capitol Street, NE
PRESIDENT                                           Washington, DC 20002-4240

LETTER FROM THE PRESIDENT OF THE VANTAGEPOINT FUNDS

Dear Fellow Shareholders:

For most of us, 2002 was a very difficult year for retirement investing. Few could predict that the market would sustain its third consecutive year of negative returns. It was truly a year that tested our commitment to the principles of long-term investing.

Our Vantagepoint Funds continued to fulfill our mission of providing quality investment opportunities for public sector employees building for their retirement. There were certainly some encouraging signs amid the overall negative landscape.

In particular, our fixed income products served their purpose of helping to diversify investor holdings in the capital markets. The Core Bond Index Fund and the US Government Securities Fund both provided strong positive returns. The Income Preservation Fund also provided a safe haven for conservative investors.

Our Equity Income Fund, though showing a negative return for the year, significantly outperformed its benchmark, the S&P/BARRA 500 Value Index. Among its peer group, it outperformed averages for the one-, three- and five-year periods.

Our Model Portfolio Funds also performed as expected. For many years, we at the ICMA Retirement Corporation have encouraged our participants to spread their investments among asset classes to take advantage of the risk-reduction potential of diversification. For those who prefer an investment option with preset levels of risk, I would urge you to consider one of our five Model Portfolio Funds.*

Throughout the year, our team of investment professionals continued to monitor the funds to maintain the correct balance among our diverse group of subadvisers. We also replaced several subadvisers with an eye toward future returns. This is the essence of the multi-management system that is central to our investment philosophy.

Other areas of our operation also continued to help meet the needs of our investors. Our IRA Wizard has proven to be a very popular feature, allowing quick on-line enrollment and asset transfer capabilities. We encourage you to consider consolidating your retirement assets through this useful tool at www.icmarc.org.

Looking forward into the new year, we are excited about the prospect of the addition of Deemed, or "Sidecar", IRAs, which will be available to our participating deferred compensation plan employers. This additional saving opportunity can have significant advantages in terms of convenience for our many retirement investors. We have been featured in a number of national financial publications as an authority in this new provision of the federal tax code.

As always, ICMA-RC and the Vantagepoint Funds are dedicated to helping you meet your retirement goals. You can be assured we will offer consistent investment philosophy and top-quality service while retaining our reputation as the Public Sector Expert.

Sincerely,

/s/ Girard Miller

Girard Miller


[THE VANTAGEPOINT(R) FUNDS LOGO]

* Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

JOHN TOBEY, CFA                                     777 North Capitol Street, NE
CHIEF INVESTMENT OFFICER                            Washington, DC 20002-4240

LETTER FROM THE VANTAGEPOINT INVESTMENT ADVISERS

Dear Shareholders:

The year 2002 was a year of historical investment comparisons:
  -  Short-term interest rates fell to 40-year lows.
  -  U.S. Government bond yields also fell to 40-year lows.
  - Yield curve "steepness" remained high (that is, longer-term yields stayed well above short-yields)
  - Credit "spreads" remained high (that is, corporate bond yields stayed well above U.S. Government yields)
  -  Stocks fell for a third year, something not seen since 1941.

Why so many historical comparisons?

The economy is only partially the cause. It's looking like the U.S. recession was short-lived, beginning in March 2001 and ending in the fourth quarter of 2001 (the latter date has yet to be officially determined). Otherwise, the economy has grown. The comparison with growth in the late 1990s, however, makes the current growth rate look anemic.

The Federal Reserve, in an effort to prevent a serious recession, lowered short-term interest rates 11 times in 2001 and once again in November 2002. Credit-worthy borrowers are benefiting, as exemplified by mortgage rates approaching a 40-year low. At this writing, expectations are that these low rates will remain in 2003.

The yield curve steepness is due to investors believing that short-term rates are abnormally low, and that the Federal Reserve will raise them when the economy returns to "normal". In the long run, bond investors desire a yield of inflation plus a "real" return. Thus, if inflation is expected to be about 3%, bond investors want a rate higher than that -- not the 1% - 2% level where short-term rates are today.

The credit spreads result from uncertainty about future corporate profits and cash flow, especially for those companies that owe sizable debt. Highly rated companies with low debt are able to borrow at attractive rates.

Why did the stock market fall so sharply?

Stocks (and stock investors) were buffeted by an abnormal number of negative influences:

1. THE ECONOMY. As described above, this hasn't been a major negative, but its slowing growth dampened earnings forecasts, thereby undercutting stock valuations. Also, some industries, anticipating growth, built up capacity only to see it now unused (e.g. telecommunications).

2. COMPETITION FROM BONDS. Bonds were passed over by many investors in the late 1990s. As shown on the next page, as yields overall declined, bond prices rose (bond prices rise when interest rates decline, and vice versa), and provided attractive returns.

[VANTAGEPOINT(R) INVESTMENT ADVISERS, LLC LOGO]

                        BOND RETURNS HAVE BEEN COMPELLING

                                      S&P 500 INDEX     LEHMAN BROTHERS AGGREGATE
                                      ANNUAL RETURN        BOND INDEX RETURN
                2000                      -9.1%                  11.6%
                2001                     -11.9%                   8.4%
                2002                     -22.1%                  10.3%
         3 years (2000-2002)             -14.6%                  10.1%

3. CORPORATE SCANDALS AND "ERRORS OF JUDGMENT." These have generated wide media coverage, thereby casting a pall over corporate management in general.

4. THE ABANDONMENT OF GROWTH STOCKS. Many investors once viewed these as the only way to invest. Now, they feel ownership of growth stocks is too risky. This anti-growth sentiment and selling, which began in 2001, caused growth stocks to fall more than the general indexes.

5. RECOGNITION OF GEOPOLITICAL RISKS. Beginning with the 9/11 attacks and augmented by subsequent events and U.S. Government actions, general safety and security have given way to worry about terrorism and negative world events. This concern doesn't necessarily translate into adverse corporate effects. However, the general uncertainty created does lessen stock investors' willingness to fully value expected future growth.

6. NEGATIVE INVESTOR SENTIMENT. Wall Street has two beliefs about stock market bottoms:
     - Climactic selling is good because it moves stocks from weak hands to strong.
     - Buying frenzy (as in late 1999 and early 2000) is offset by selling frenzy. This is known as "capitulation" by investors pulled into the stock market by its good returns and frightened out by its poor returns.

     These beliefs are represented by the selling that occurred in late June through mid-July. The weight of the negative issues above combined with the large stock market losses over the preceding two-plus years caused some investors to throw in the towel.

7. IRAQ. This potential conflict deserves special mention, not so much for the typical war uncertainty, but rather for its possible impact on global trade relations. The August/September stock market decline occurred as talks of a "unilateral" U.S. attack built. The concern is that, if the U.S. goes against the wishes of the UN and its global trading partners, there could be negative economic effects.

The cure? Look to the future.

Now, more than ever, is the time to look ahead. Yes, for stock investors, times were glorious in the late 1990s and, yes, they were painful over the past three years.

However, those times are past, with the last three years undoing the over-optimism that built in the late 1990s. So, look to the future with these thoughts:
     -  The economy is growing and has the capacity to grow faster.
     -  Stock valuations already reflect the uncertainties we read about.
     - Managers of the actively managed Vantagepoint Funds are enthusiastic about their holdings and their potential.

And one last thought: we are waiting for the new millennium's first bull market. It can't arrive soon enough.

Wishing you all a bright investing future,

/s/ John S. Tobey

John S. Tobey

                                                             FUND RETURNS

                                                    FOURTH QUARTER    YEAR ENDED
VANTAGEPOINT ACTIVELY MANAGED FUNDS                      2002            2002
--------------------------------------------------------------------------------
Vantagepoint Money Market Fund                           0.3%            1.3%
Vantagepoint Income Preservation Fund                    1.1%            4.1%
Vantagepoint US Government Securities Fund               0.6%            8.8%
Vantagepoint Asset Allocation Fund                       9.4%          -15.8%
Vantagepoint Equity Income Fund                          4.9%          -15.0%
Vantagepoint Growth & Income Fund                        9.2%          -22.9%
Vantagepoint Growth Fund                                 6.3%          -24.3%
Vantagepoint Aggressive Opportunities Fund               4.3%          -38.5%
Vantagepoint International Fund                          6.4%          -16.1%

VANTAGEPOINT INDEX FUNDS, CLASS II SHARES
--------------------------------------------------------------------------------
Vantagepoint Core Bond Index Fund                        1.6%            9.9%
Vantagepoint 500 Stock Index Fund                        8.6%          -22.2%
Vantagepoint Broad Market Index Fund                     7.8%          -21.4%
Vantagepoint Mid/Small Company Index Fund                5.4%          -18.3%
Vantagepoint Overseas Equity Index Fund                  6.2%          -16.6%

VANTAGEPOINT MODEL PORTFOLIO FUNDS
--------------------------------------------------------------------------------
Vantagepoint Savings Oriented Fund                       2.5%           -1.4%
Vantagepoint Conservative Growth Fund                    3.3%           -6.7%
Vantagepoint Traditional Growth Fund                     4.4%          -12.6%
Vantagepoint Long-Term Growth Fund                       5.5%          -18.0%
Vantagepoint All-Equity Growth Fund                      6.3%          -24.1%

VANTAGEPOINT MONEY MARKET FUND

The Vantagepoint Money Market Fund's objective is to provide current income consistent with preservation of capital. The Fund pursues this objective by investing in the AIM SHORT-TERM INVESTMENT CO. LIQUID PORTFOLIO. Portfolio holdings are high quality money market instruments, short-term U.S. Government and agency securities and short-term corporate obligations. The Fund invests in the AIM Short-Term Investments Co. Liquid Assets Portfolio, a registered money market fund managed by AIM Advisors, Inc.

PERFORMANCE

The return for the Vantagepoint Money Market Fund was 1.3% for 2002. The Fund's market benchmark, the 30-day U.S. Treasury bill, returned 1.7% in 2002. MFR First Tier Retail Average, a group of money market funds, returned 1.1% in 2002.

COMMENTARY

Yields continued to decline in 2002, as rates hit their lowest levels in 40 years. The Federal Reserve cut the target Federal Funds rate by another 0.50% in November, taking the rate to 1.25%. This was the twelfth time the Federal Reserve lowered rates during the 2001-2002 time period.

Economic growth was moderate throughout the year, as economic signals were mixed. Manufacturing, along with business spending and investing, was sluggish during 2002. Conversely, housing and auto sales were robust as the consumer showed resiliency. Uncertainty had a more pronounced impact on the financial markets, explained largely by geopolitical risks confronting the United States.

Following the 0.50% Federal Reserve rate cut in November, rates on short-term securities fell by a similar amount. This caused money market fund yields to decline to low levels, with U.S. Treasury bill yields now at their lowest level in 40 years. At year-end, the annual yield for a 30-day Treasury bill was only 1.14%. These low yields are affecting all money market funds. Following this trend, the Vantagepoint Money Market Fund's yield (measured by the 7-day effective yield) dropped from 1.5% at the beginning to 0.8% at year-end.

The portfolio's average maturity was 45 days at year-end. The portfolio has the highest quality rating for money market funds, with all securities rated A-1/P-1 by Moody's Investors Service.*

* MOODY'S INVESTORS SERVICE IS ONE OF THE LEADING PROVIDERS OF INDEPENDENT CREDIT RATINGS AND RESEARCH TO THE CAPITAL MARKETS. MOODY'S PUBLISHES CREDIT OPINIONS, RESEARCH, AND RATINGS ON FIXED INCOME SECURITIES, ISSUERS OF SECURITIES AND OTHER CREDIT OBLIGATIONS.

AIM ADVISORS, INC.

Founded:                       1976
Investment Style:              Seeks high returns consistent with high quality
                               investments.
Investment Approach:           Invests in high-quality instruments such as
                               U.S. Government and bank obligations, commercial paper and repurchase agreements.

    VANTAGEPOINT MONEY MARKET FUND VS. U.S. T-BILLS AVERAGE (30 DAY) AND MFR
     FIRST TIER RETAIL AVERAGE: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                                  US T-BILLS
                    VANTAGEPOINT       MFR         (30 DAY)
                       MONEY        FIRST TIER    (NO FEES OR
                     MARKET FUND  RETAIL AVERAGE   EXPENSES)
      Mar 1, 1999       10,000        10,000        10,000
     Mar 31, 1999       10,038        10,035        10,043
                        10,075        10,069        10,080
                        10,111        10,104        10,114
     Jun 30, 1999       10,148        10,139        10,154
                        10,188        10,175        10,193
                        10,228        10,212        10,232
                        10,269        10,251        10,272
                        10,312        10,291        10,312
                        10,355        10,332        10,349
     Dec 31, 1999       10,401        10,374        10,395
                        10,447        10,418        10,437
                        10,491        10,461        10,482
                        10,539        10,506        10,532
                        10,588        10,552        10,580
                        10,640        10,599        10,633
     Jun 30, 2000       10,694        10,649        10,676
                        10,750        10,700        10,727
                        10,806        10,752        10,781
                        10,860        10,803        10,836
                        10,917        10,855        10,897
                        10,972        10,907        10,952
     Dec 31, 2000       11,029        10,959        11,007
                        11,083        11,009        11,066
                        11,127        11,056        11,108
                        11,174        11,098        11,154
                        11,215        11,138        11,198
                        11,254        11,174        11,234
     Jun 30, 2001       11,288        11,206        11,266
                        11,320        11,236        11,300
                        11,353        11,265        11,335
                        11,381        11,290        11,366
                        11,403        11,311        11,392
                        11,421        11,328        11,412
     Dec 31, 2001       11,437        11,343        11,428
                        11,451        11,355        11,444
                        11,465        11,367        11,459
                        11,480        11,378        11,474
                        11,494        11,390        11,492
                        11,508        11,401        11,509
     Jun 30, 2002       11,520        11,412        11,524
                        11,533        11,422        11,541
                        11,546        11,433        11,557
                        11,557        11,443        11,574
                        11,570        11,452        11,590
                        11,580        11,460        11,603
     Dec 31, 2002       11,590        11,467        11,616

Source for Benchmark Returns:  iMoneyNet & Ibbotson Associates


VANTAGEPOINT MONEY MARKET FUND

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002

One Year                            1.3%

Three Years                         3.7%

Since Inception                     3.9% - annualized

Fund Inception Date                 March 1, 1999

Past performance does not guarantee future results. Investment return will fluctuate. While the Fund seeks to maintain a net asset value of $1 per share, there is no guarantee that this objective will be achieved. All returns reflect reinvested dividends. The benchmark shown above measures the performance of a group of money market funds. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT INCOME PRESERVATION FUND

The Vantagepoint Income Preservation Fund's objective is to provide current income consistent with preservation of capital. The Fund seeks to provide a higher yield than money market funds, accompanied by a stable net asset value per share. Three subadvisers (PAYDEN & RYGEL, PIMCO and WELLINGTON MANAGEMENT COMPANY LLP) manage the Fund's assets. Two financial institutions (AIG and BANK OF AMERICA) insure the Fund's stable net asset value.

PERFORMANCE

The return for the Vantagepoint Income Preservation Fund was 4.1% for the year. The Fund's market benchmark, the 91-day U.S. Treasury bill, returned 1.8%. MFR First Tier Retail Average, a group of money market funds, returned 1.1% in 2002.

COMMENTARY

The Federal Reserve cut the target Federal Funds rate by 0.50% in November, taking the rate to 1.25%. This was the twelfth time the Federal Reserve lowered rates during the 2001-2002 time period. Although the Fund's yield declined throughout the year, it provided an approximate 3.0% advantage over money market funds.

Growth in the U.S. was moderate throughout the year, as economic signals were mixed. Manufacturing, along with business spending and investment, was sluggish during 2002. Conversely, housing and auto sales were robust, as the consumer showed resiliency. Uncertainty had a more pronounced impact on the financial markets, explained largely by the geopolitical risks confronting the United States.

Reflecting the general interest rate decline, the Fund's yield (measured by the 7-day effective yield) dropped from 4.45% to 4.22% from beginning to year-end.

The Fund's higher return in 2002 was due to two primary factors:

1. Since the Fund invests in longer-term securities, its yield is slower to respond to short-term interest rate movements. This has been beneficial as rates have fallen.

2. Short-term rates are well below longer-term yields. For example, at year-end the difference between the 30-year Treasury bond and the 3-month Treasury bill was 3.6%.

The Fund's year-end duration (similar to average maturity adjusted for cash flows) was 2.8 years and its average quality was Aa1(1) (Moody's second highest rating). The Fund's asset allocation was 21 percent corporate bonds, 37 percent mortgage-backed securities, 6 percent asset-backed securities, 12 percent U.S. Treasuries and 24 percent agency securities.

The Fund is available for investment to IRA investors and the Vantagepoint Model Portfolio Funds.

(1) MOODY'S INVESTORS SERVICE IS ONE OF THE LEADING PROVIDERS OF INDEPENDENT CREDIT RATINGS AND RESEARCH TO THE CAPITAL MARKETS. MOODY'S PUBLISHES CREDIT OPINIONS, RESEARCH, AND RATINGS ON FIXED INCOME SECURITIES, ISSUERS OF SECURITIES AND OTHER CREDIT OBLIGATIONS.

     Aa1 OBLIGATIONS ARE AT THE HIGHEST END OF THE Aa CATEGORY (MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa THROUGH Caa). Aa BONDS ARE JUDGED TO BE OF HIGH QUALITY BY ALL STANDARDS. TOGETHER WITH THE Aaa GROUP THEY COMPRISE WHAT ARE GENERALLY KNOWN AS HIGH-GRADE BONDS. THEY ARE RATED LOWER THAN THE BEST BONDS BECAUSE MARGINS OF PROTECTION MAY NOT BE AS LARGE AS IN Aaa SECURITIES OR FLUCTUATION OF PROTECTIVE ELEMENTS MAY BE OF GREATER AMPLITUDE OR THERE MAY BE OTHER ELEMENTS PRESENT WHICH MAKE THE LONG-TERM RISK APPEAR SOMEWHAT LARGER THAN THE Aaa SECURITIES.

SUBADVISER DATA

PAYDEN & RYGEL

Founded:                       1983
Investment Style:              Short-term bond management
Investment Approach:           Pursuing a value added cash management approach.

PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC (PIMCO)

Founded:                       1971
Investment Style:              Core bond management
Investment Approach:           Seeks value-added through traditional sector and
                               security selection across a wide range of security types.

WELLINGTON MANAGEMENT COMPANY LLP

Founded:                       1928
Investment Style:              Core bond management
Investment Approach:           Seeks value-added through traditional sector and
                               security selection across core fixed income securities.

     VANTAGEPOINT INCOME PRESERVATION FUND VS. U.S. T-BILLS AVERAGE (91 DAY) AND MFR FIRST TIER RETAIL AVERAGE: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

[CHART]

                         VANTAGEPOINT    U.S. T-BILLS        MFR
                           INCOME         (91 DAY)        FIRST TIER
                         PRESERVATION    (NO FEES OR       RETAIL
                            FUND          EXPENSES)        AVERAGE
      Dec 4, 2000          10,000          10,000          10,000
     Dec 31, 2000          10,040          10,055          10,048
                           10,090          10,121          10,094
                           10,134          10,160          10,136
                           10,180          10,206          10,175
                           10,226          10,251          10,212
                           10,273          10,291          10,244
     Jun 30, 2001          10,314          10,321          10,274
                           10,355          10,355          10,302
                           10,394          10,389          10,328
                           10,437          10,433          10,351
                           10,482          10,460          10,370
                           10,521          10,483          10,386
     Dec 31, 2001          10,560          10,499          10,399
                           10,596          10,515          10,411
                           10,624          10,529          10,422
                           10,656          10,545          10,432
                           10,691          10,561          10,442
                           10,727          10,580          10,453
     Jun 30, 2002          10,764          10,595          10,463
                           10,803          10,611          10,472
                           10,841          10,626          10,482
                           10,879          10,643          10,491
                           10,916          10,659          10,500
                           10,955          10,676          10,508
     Dec 31, 2002          10,993          10,689          10,514

Source for Benchmark Returns:  iMoneyNet & Ibbotson Associates


VANTAGEPOINT INCOME PRESERVATION FUND

TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002

One Year                            4.1%

Since Inception                     4.7% - annualized

Fund Inception Date                 December 4, 2000

Past performance does not guarantee future results. Investment return will fluctuate. While the Fund seeks to maintain a net asset value of $100 per share, there is no guarantee that this objective will be achieved. All returns reflect reinvested dividends. The benchmark shown above measures the performance of a group of money market funds. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT US GOVERNMENT SECURITIES FUND

The Vantagepoint US Government Securities Fund's objective is to provide current income and preservation of capital with minimal credit risk. The Fund pursues this objective by investing in U.S. Treasury securities, government-sponsored agency mortgage securities and government agency securities. The Fund's subadviser, SEIX INVESTMENT ADVISORS, INC., seeks to add value by purchasing Treasury, agency and mortgage-backed securities that offer attractive returns, while maintaining an intermediate-term maturity to control volatility.

PERFORMANCE

The US Government Securities Fund returned 8.8% for the year, compared with 9.6% for its benchmark, the Lehman Brothers Intermediate Government Bond Index, and 10.0% for its peer group, the Lipper Intermediate U.S. Government Funds Index, a group of mutual funds with similar objectives.

COMMENTARY

Growth in the U.S. was moderate throughout the year, as economic signals were mixed. Manufacturing, along with business spending and investment, was sluggish during 2002. Conversely, housing and auto sales were robust, as the consumer showed resiliency. Uncertainty had a more pronounced impact on the financial markets, explained largely by the geopolitical risks confronting the United States. During the year, interest rates fell across the maturity spectrum, with the largest declines affecting intermediate and long-term bonds.

Capital markets were shaken by corporate scandals and corruption, but managed to make a comeback in the final quarter. Investor confidence was aided by a 0.50% interest rate cut in November.

Continuing economic uncertainty and war rhetoric led many investors to seek the safety of bonds, particularly U.S. Government securities. U.S. Treasury bond yields of all maturities declined, causing bond prices to rise (bond prices rise when yields drop and vice versa).

The current allocation of the Fund is 40 percent U.S. Treasuries, 34 percent agencies, 23 percent agency mortgage-backed securities and 3 percent cash. The Fund maintained an average duration of 3.2 years over the course of the year, compared with 2.8 years for the benchmark and maintained an average quality of U.S. Government Agency.

SUBADVISER DATA

SEIX INVESTMENT ADVISORS, INC.

Founded:                       1992
Investment Style:              U.S. Government securities, duration neutral
Investment Approach:           Selects U.S. Treasury, U.S. Government Agency and
                               agency mortgage-backed securities.

[CHART]

     VANTAGEPOINT US GOVERNMENT SECURITIES FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE US GOVERNMENT FUNDS INDEX:
     GROWTH OF $10,000 INVESTED MARCH 1, 1999

                                                 LEHMAN
                                                BROTHERS
                               VANTAGEPOINT   INTERMEDIATE
                                    US         GOVERNMENT       LIPPER
                                GOVERNMENT     BOND INDEX    INTERMEDIATE
                                SECURITIES    (NO FEES OR    US GOVERNMENT
                                   FUND        EXPENSES)      FUNDS INDEX
              Mar 1, 1999         10,000          10,000         10,000
             Mar 31, 1999         10,072          10,066         10,064
                                  10,094          10,093         10,091
                                   9,953          10,032          9,998
             Jun 30, 1999          9,929          10,047          9,965
                                   9,882          10,048          9,930
                                   9,877          10,062          9,920
                                   9,993          10,148         10,027
                                  10,007          10,169         10,049
                                   9,991          10,176         10,050
             Dec 31, 1999          9,934          10,144         10,000
                                   9,864          10,110          9,969
                                   9,954          10,194         10,079
                                  10,129          10,310         10,207
                                  10,098          10,306         10,170
                                  10,128          10,333         10,159
             Jun 30, 2000         10,323          10,498         10,355
                                  10,391          10,567         10,434
                                  10,541          10,685         10,582
                                  10,619          10,778         10,654
                                  10,703          10,853         10,730
                                  10,903          11,012         10,906
             Dec 31, 2000         11,125          11,206         11,117
                                  11,241          11,355         11,268
                                  11,363          11,460         11,381
                                  11,430          11,542         11,433
                                  11,318          11,505         11,366
                                  11,334          11,552         11,425
             Jun 30, 2001         11,364          11,589         11,461
                                  11,636          11,806         11,712
                                  11,748          11,911         11,835
                                  12,022          12,166         12,010
                                  12,261          12,356         12,259
                                  12,005          12,209         12,057
             Dec 31, 2001         11,952          12,150         11,959
                                  12,011          12,202         12,041
                                  12,115          12,304         12,166
                                  11,944          12,118         11,945
                                  12,147          12,344         12,176
                                  12,231          12,431         12,285
             Jun 30, 2002         12,355          12,586         12,414
                                  12,565          12,823         12,609
                                  12,710          12,969         12,808
                                  12,918          13,192         13,036
                                  12,896          13,183         12,977
                                  12,783          13,079         12,895
             Dec 31, 2002         12,999          13,321         13,155

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT US GOVERNMENT SECURITIES FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX AND LIPPER INTERMEDIATE US GOVERNMENT FUNDS INDEX:
     GROWTH OF $10,000 INVESTED DECEMBER 31, 1992

[CHART]

                                           LEHMAN
                                          BROTHERS
                         VANTAGEPOINT   INTERMEDIATE
                              US         GOVERNMENT       LIPPER
                          GOVERNMENT     BOND INDEX    INTERMEDIATE
                          SECURITIES    (NO FEES OR    US GOVERNMENT
                             FUND        EXPENSES)      FUNDS INDEX
     Dec 31, 1992          10,000          10,000         10,000
                           10,264          10,186         10,189
                           10,476          10,336         10,355
                           10,514          10,374         10,399
                           10,635          10,455         10,468
                           10,601          10,427         10,459
                           10,835          10,578         10,629
                           10,844          10,599         10,671
                           11,083          10,757         10,836
                           11,136          10,801         10,880
                           11,143          10,827         10,901
                           11,024          10,774         10,825
     Dec 31, 1993          11,064          10,818         10,869
                           11,210          10,925         10,990
                           10,947          10,776         10,799
                           10,682          10,618         10,586
                           10,569          10,549         10,484
                           10,564          10,557         10,466
                           10,526          10,559         10,447
                           10,691          10,697         10,590
                           10,706          10,728         10,608
                           10,540          10,639         10,486
                           10,502          10,641         10,475
                           10,421          10,594         10,424
     Dec 31, 1994          10,469          10,629         10,466
                           10,645          10,802         10,643
                           10,908          11,011         10,860
                           10,956          11,072         10,929
                           11,111          11,200         11,055
                           11,557          11,516         11,410
                           11,626          11,589         11,476
                           11,578          11,595         11,451
                           11,712          11,690         11,567
                           11,836          11,769         11,662
                           11,992          11,898         11,800
                           12,181          12,043         11,958
     Dec 31, 1995          12,359          12,163         12,095
                           12,462          12,265         12,176
                           12,187          12,135         11,983
                           12,063          12,079         11,900
                           11,961          12,044         11,833
                           11,912          12,038         11,807
                           12,036          12,161         11,941
                           12,064          12,198         11,967
                           12,047          12,212         11,952
                           12,237          12,369         12,139
                           12,503          12,572         12,377
                           12,736          12,724         12,569
     Dec 31, 1996          12,568          12,656         12,461
                           12,596          12,704         12,495
                           12,591          12,724         12,516
                           12,455          12,651         12,397
                           12,635          12,794         12,565
                           12,738          12,894         12,666
                           12,875          13,005         12,802
                           13,218          13,244         13,114
                           13,093          13,194         13,006
                           13,284          13,338         13,185
                           13,497          13,494         13,359
                           13,525          13,524         13,398
     Dec 31, 1997          13,662          13,633         13,523
                           13,875          13,810         13,698
                           13,838          13,795         13,674
                           13,866          13,838         13,716
                           13,927          13,904         13,775
                           14,043          14,000         13,894
                           14,148          14,094         14,009
                           14,187          14,148         14,036
                           14,543          14,415         14,296
                           15,032          14,751         14,636
                           14,984          14,776         14,553
                           14,925          14,730         14,574
     Dec 31, 1998          14,987          14,788         14,628
                           15,048          14,854         14,699
                           14,682          14,651         14,424
                           14,788          14,747         14,517
                           14,821          14,787         14,556
                           14,613          14,697         14,421
                           14,578          14,719         14,373
                           14,510          14,721         14,323
                           14,502          14,741         14,308
                           14,672          14,868         14,463
                           14,692          14,898         14,495
                           14,669          14,908         14,496
     Dec 31, 1999          14,585          14,862         14,425
                           14,482          14,811         14,379
                           14,614          14,934         14,538
                           14,872          15,104         14,723
                           14,826          15,098         14,669
                           14,870          15,139         14,654
                           15,157          15,380         14,936
                           15,257          15,481         15,050
                           15,476          15,655         15,264
                           15,591          15,791         15,368
                           15,715          15,900         15,477
                           16,008          16,134         15,731
     Dec 31, 2000          16,335          16,418         16,036
                           16,505          16,636         16,254
                           16,683          16,789         16,416
                           16,782          16,910         16,491
                           16,618          16,856         16,394
                           16,641          16,925         16,480
                           16,684          16,979         16,531
                           17,085          17,297         16,894
                           17,249          17,451         17,072
                           17,652          17,824         17,323
                           18,002          18,102         17,683
                           17,626          17,887         17,391
     Dec 31, 2001          17,547          17,801         17,251
                           17,635          17,877         17,369
                           17,787          18,026         17,548
                           17,536          17,754         17,230
                           17,834          18,086         17,563
                           17,957          18,212         17,720
                           18,140          18,440         17,906
                           18,449          18,786         18,187
                           18,661          19,001         18,474
                           18,967          19,327         18,803
                           18,935          19,314         18,719
                           18,768          19,161         18,600
     Dec 31, 2002          19,085          19,516         18,975

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT US GOVERNMENT SECURITIES FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                            8.8%

Three Years                         9.4%

Five Years                          6.9%

Ten Years                           6.7%

Fund Inception Date                 July 1, 1992

Fund Registration Date              March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT ASSET ALLOCATION FUND

The Vantagepoint Asset Allocation Fund seeks long-term capital growth at a lower level of risk than an all-equity portfolio. The Fund's subadviser, MELLON CAPITAL MANAGEMENT CORPORATION, tactically allocates assets among stocks (invested in the S&P 500 Index), bonds (invested in long-term U.S. Treasuries), and cash according to their return and risk outlooks.

PERFORMANCE

The Vantagepoint Asset Allocation Fund declined 15.8% in 2002. The Fund's market benchmark--comprised of 65 percent S&P 500 Index, 25 percent Lehman Long Treasury Index and 10 percent 91-day Treasury bills--fell 10.7%. The Lipper Flexible Portfolio Funds Index, a group of mutual funds with similar objectives, dropped 14.7%.

COMMENTARY

For the first time in 60 years, the stock market, as represented by the S&P 500 Index, declined for the third consecutive year, falling 22.1%. High profile bankruptcies, corporate scandals and evidence of Wall Street conflicts all took their toll on investors' confidence during the year. Possible war with Iraq filled the headlines and, as the year ended, North Korea revealed that it had a secretly-developed nuclear capability. While stocks declined, high quality long-term bond prices benefited from investors' moves to safety. The Lehman Long Treasury Index rose 16.8% for the year and cash instruments returned 1.8%.

An overweighting in stocks throughout the year affected the Fund's 2002 performance. The Fund began the year with an allocation of 60 percent stock, 40 percent bonds and 0 percent cash. The Fund's subadviser, Mellon Capital Management Corporation, manages exposure according to changes in return expectations and observable changes in financial markets. Mellon believed this year provided an opportunity to achieve favorable results from a high level of stock exposure reached on only four other occasions since 1974. Beginning in mid-January, declining bond yields prompted Mellon to shift the Fund's allocation to 70 percent stock and 30 percent bonds. Then during June, Mellon increased the Fund's stock exposure to 80 percent stock and 20 percent bonds in response to market selling pressure that had reduced stock prices to very attractive levels. During July, the selling pressure continued and Mellon increased the stock allocation first to 90 percent on July 12, and then finally to 100 percent on July 16. Mellon's move to 100 percent stocks was last reached in 1986.

At year-end, the allocation was 100 percent stocks, 0 percent bonds and 0 percent cash. In Mellon's opinion, return expectations for 2003 and beyond strongly support the move to 100 percent stocks.

SUBADVISER DATA

MELLON CAPITAL MANAGEMENT CORPORATION

Founded:                       1983
Investment Style:              Tactical asset allocation
Investment Approach:           Active allocation between stocks, bonds and cash
                               Quantitative model based on expected asset class returns

     VANTAGEPOINT ASSET ALLOCATION FUND VS. BLENDED BENCHMARK, LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND S&P 500 INDEX: GROWTH OF $10,000 INVESTED
     MARCH 1, 1999

[CHART]

                                                    BLENDED BENCHMARK: 65%                            STANDARD &
                                                        S&P 500/25%                    LIPPER            POOR'S
                             VANTAGEPOINT            LEHMAN LONG TREASURY             FLEXIBLE         500 INDEX
                                 ASSET             INDEX/10% 91-DAY T-BILL           PORTFOLIO       (NO FEES OR
                            ALLOCATION FUND         (NO FEES OR EXPENSES)           FUNDS INDEX        EXPENSES)
      Mar 1, 1999              10,000                          10,000                  10,000            10,000
     Mar 31, 1999              10,230                          10,258                  10,249            10,400
                               10,480                          10,524                  10,550            10,803
                               10,300                          10,325                  10,366            10,548
     Jun 30, 1999              10,590                          10,675                  10,667            11,133
                               10,380                          10,450                  10,479            10,786
                               10,350                          10,410                  10,383            10,732
     Sep 30, 1999              10,240                          10,249                  10,270            10,438
                               10,530                          10,676                  10,540            11,099
                               10,610                          10,803                  10,655            11,324
     Dec 31, 1999              10,861                          11,181                  11,081            11,991
                               10,643                          10,861                  10,770            11,389
                               10,643                          10,814                  10,865            11,173
     Mar 31, 2000              11,182                          11,599                  11,356            12,266
                               11,016                          11,355                  11,125            11,897
                               10,912                          11,200                  10,965            11,653
     Jun 30, 2000              11,099                          11,445                  11,198            11,940
                               11,068                          11,383                  11,132            11,754
                               11,513                          11,913                  11,660            12,484
     Sep 30, 2000              11,151                          11,475                  11,367            11,825
                               11,182                          11,494                  11,308            11,775
                               10,716                          11,002                  10,827            10,846
     Dec 31, 2000              10,783                          11,109                  11,012            10,899
                               11,043                          11,381                  11,193            11,286
                               10,296                          10,759                  10,577            10,257
     Mar 31, 2001               9,765                          10,308                  10,108             9,607
                               10,307                          10,763                  10,620            10,354
                               10,393                          10,818                  10,695            10,423
     Jun 30, 2001              10,274                          10,673                  10,535            10,170
                               10,382                          10,707                  10,485            10,069
                                9,982                          10,332                  10,091             9,439
     Sep 30, 2001               9,430                           9,814                   9,480             8,677
                                9,713                          10,059                   9,705             8,842
                               10,182                          10,443                  10,127             9,521
     Dec 31, 2001              10,198                          10,455                  10,218             9,604
                               10,151                          10,391                  10,071             9,464
                               10,042                          10,292                   9,938             9,281
     Mar 31, 2002              10,182                          10,441                  10,217             9,631
                                9,838                          10,131                   9,915             9,047
                                9,791                          10,092                   9,858             8,980
     Jun 30, 2002               9,306                           9,671                   9,337             8,340
                                8,759                           9,257                   8,798             7,690
                                8,806                           9,399                   8,865             7,741
     Sep 30, 2002               7,852                           8,835                   8,241             6,899
                                8,540                           9,278                   8,661             7,507
                                9,041                           9,609                   9,029             7,949
     Dec 31, 2002               8,587                           9,341                   8,715             7,481

Source for Benchmark Returns:  Ibbotson Associates


     VANTAGEPOINT ASSET ALLOCATION FUND VS. BLENDED BENCHMARK, LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX AND S&P 500 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1992

[CHART]

                                                BLENDED BENCHMARK: 65%                     STANDARD &
                                                    S&P 500/25%             LIPPER            POOR'S
                             VANTAGEPOINT        LEHMAN LONG TREASURY      FLEXIBLE         500 INDEX
                                 ASSET         INDEX/10% 91-DAY T-BILL    PORTFOLIO       (NO FEES OR
                            ALLOCATION FUND     (NO FEES OR EXPENSES)    FUNDS INDEX        EXPENSES)
     Dec 31, 1992              10,000                     10,000            10,000           10,000
                               10,146                     10,406            10,168           10,073
                               10,338                     10,587            10,192           10,209
                               10,505                     10,744            10,406           10,428
                               10,251                     10,597            10,300           10,173
                               10,434                     10,794            10,509           10,448
                               10,552                     10,934            10,590           10,482
                               10,566                     10,948            10,631           10,433
                               10,944                     11,332            10,992           10,830
                               10,863                     11,290            11,033           10,750
                               11,045                     11,462            11,193           10,968
                               10,920                     11,322            11,038           10,865
     Dec 31, 1993              11,019                     11,425            11,274           10,999
                               11,334                     11,745            11,582           11,367
                               11,019                     11,421            11,329           11,061
                               10,689                     10,976            10,874           10,579
                               10,694                     11,039            10,917           10,717
                               10,753                     11,141            10,955           10,892
                               10,586                     10,940            10,725           10,623
                               10,805                     11,272            10,980           10,974
                               11,003                     11,553            11,292           11,421
                               10,794                     11,286            11,095           11,146
                               10,874                     11,449            11,175           11,401
                               10,739                     11,197            10,907           10,982
     Dec 31, 1994              10,830                     11,352            10,974           11,143
                               11,039                     11,622            11,060           11,432
                               11,345                     12,003            11,382           11,876
                               11,543                     12,266            11,622           12,228
                               11,785                     12,559            11,841           12,583
                               12,264                     13,129            12,217           13,080
                               12,484                     13,374            12,468           13,388
                               12,781                     13,617            12,792           13,834
                               12,873                     13,723            12,901           13,871
                               13,266                     14,166            13,137           14,452
                               13,305                     14,239            13,040           14,402
                               13,785                     14,742            13,420           15,035
     Dec 31, 1995              13,997                     15,025            13,563           15,313
                               14,424                     15,368            13,826           15,840
                               14,431                     15,284            13,898           15,992
                               14,502                     15,309            13,996           16,146
                               14,573                     15,398            14,206           16,383
                               14,796                     15,643            14,387           16,806
                               14,900                     15,775            14,365           16,875
                               14,485                     15,327            13,918           16,124
                               14,633                     15,497            14,159           16,466
                               15,235                     16,178            14,696           17,391
                               15,632                     16,632            14,962           17,868
                               16,517                     17,598            15,686           19,224
     Dec 31, 1996              16,200                     17,275            15,476           18,847
                               16,912                     17,949            15,923           20,017
                               16,996                     18,053            15,901           20,179
                               16,439                     17,457            15,420           19,340
                               17,077                     18,248            15,824           20,495
                               17,759                     19,037            16,497           21,753
                               18,365                     19,687            16,982           22,723
                               19,624                     21,001            17,938           24,527
                               18,741                     20,105            17,375           23,164
                               19,544                     20,969            18,112           24,432
                               19,281                     20,699            17,731           23,616
                               19,955                     21,399            18,052           24,710
     Dec 31, 1997              20,302                     21,737            18,301           25,135
                               20,595                     22,014            18,409           25,414
                               21,696                     23,015            19,302           27,247
                               22,525                     23,804            19,953           28,642
                               22,732                     23,992            20,078           28,930
                               22,567                     23,849            19,878           28,433
                               23,299                     24,627            20,261           29,588
                               23,113                     24,441            20,050           29,272
                               21,088                     22,431            18,081           25,040
                               22,072                     23,582            18,801           26,644
                               23,090                     24,749            19,692           28,812
                               23,988                     25,780            20,502           30,558
     Dec 31, 1998              24,854                     26,742            21,324           32,319
                               25,524                     27,539            21,735           33,670
                               24,767                     26,652            21,135           32,624
                               25,337                     27,341            21,662           33,929
                               25,956                     28,049            22,299           35,243
                               25,510                     27,519            21,908           34,411
                               26,229                     28,451            22,546           36,321
                               25,709                     27,851            22,147           35,187
                               25,634                     27,745            21,945           35,013
                               25,362                     27,315            21,706           34,053
                               26,080                     28,453            22,277           36,208
                               26,278                     28,792            22,520           36,944
     Dec 31, 1999              26,899                     29,800            23,421           39,120
                               26,361                     28,946            22,762           37,155
                               26,361                     28,821            22,963           36,451
                               27,694                     30,915            24,001           40,017
                               27,284                     30,263            23,513           38,813
                               27,027                     29,850            23,175           38,017
                               27,489                     30,503            23,668           38,954
                               27,412                     30,338            23,529           38,345
                               28,515                     31,751            24,644           40,727
                               27,617                     30,582            24,026           38,577
                               27,694                     30,634            23,901           38,413
                               26,540                     29,323            22,882           35,385
     Dec 31, 2000              26,706                     29,608            23,274           35,558
                               27,350                     30,332            23,658           36,820
                               25,500                     28,676            22,354           33,462
                               24,186                     27,472            21,364           31,342
                               25,527                     28,685            22,446           33,778
                               25,741                     28,831            22,604           34,004
                               25,446                     28,445            22,267           33,177
                               25,714                     28,537            22,160           32,850
                               24,722                     27,538            21,329           30,794
                               23,355                     26,156            20,037           28,307
                               24,057                     26,808            20,512           28,847
                               25,219                     27,832            21,404           31,060
     Dec 31, 2001              25,258                     27,864            21,597           31,332
                               25,142                     27,694            21,286           30,875
                               24,870                     27,431            21,005           30,280
                               25,218                     27,828            21,594           31,418
                               24,366                     27,000            20,956           29,514
                               24,249                     26,897            20,834           29,296
                               23,049                     25,776            19,733           27,209
                               21,694                     24,673            18,596           25,088
                               21,811                     25,051            18,736           25,253
                               19,449                     23,546            17,417           22,508
                               21,152                     24,728            18,305           24,490
                               22,392                     25,610            19,083           25,931
     Dec 31, 2002              21,268                     24,896            18,420           24,406

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT ASSET ALLOCATION FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -15.8%

Three Years                     -7.5%

Five Years                       0.9%

Ten Years                        7.8%

Fund Inception Date            December 1, 1974

Fund Registration Date         March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT EQUITY INCOME FUND

The Vantagepoint Equity Income Fund seeks long-term growth from dividend income and capital appreciation. The Fund's subadvisers, BARROW, HANLEY, MEWHINNEY & STRAUSS; SOUTHEASTERN ASSET MANAGEMENT, INC.; and T. ROWE PRICE ASSOCIATES, INC., select primarily current dividend-paying common stocks, so the Fund's yield is typically higher than the stock market's.

PERFORMANCE

The Vantagepoint Equity Income Fund declined 15.0% in 2002. The Fund's market benchmark, the S&P/BARRA 500 Value Index, lost 20.9%. The Lipper Equity Income Funds Index, a group of mutual funds with similar objectives, fell 16.4%.

COMMENTARY

For 2002, investor fear and uncertainty caused the stock market to suffer double-digit declines. The risk factors of uncertain economic growth, volatile earnings, corporate governance issues and war fears made investors wary of making new investments in equities. For those already invested, there was little place to hide from the downward selling pressure. Thus, in 2002, taking on the risk of stock investing was not rewarded.

In this environment, value stocks and dividend-paying stocks - the kinds of equities in which the Fund typically invests - declined less than the broader stock market. By falling less, the Fund achieved two important goals: 1) it preserved more investor capital for the future compared to the market average; and, 2) it performed as designed in a difficult market environment.

The Fund held up better for several reasons. First, with its value orientation, the Fund was well positioned to avoid the anti-growth sentiment that continued in the markets this year. As sectors such as technology and telecommunications declined further in 2002, investors avoided risk and sought out stocks with more perceived safety.

Second, in this period, the Fund's dividend-paying orientation provided investors some relief from the downward market pressures. Investors showed a preference for dividend yield because it represented a more certain return than capital gains.

Finally, the Fund's multi-management structure helped it perform better. A blend of the subadvisers' three different value-investing styles produced combined returns that held up better during the market uncertainty. The subadvisers stayed within their distinct value disciplines and enabled the Fund to outperform its benchmark and peer group for the year. The managers believe their portfolios are well structured for future market conditions.

SUBADVISER DATA

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.

Founded:                       1979
Investment Style:              Contrarian value
Investment Approach:           Bottom-up fundamental research
                               Moderately concentrated - fewer than 60 holdings
                               Low turnover - less than 50 percent per year

SOUTHEASTERN ASSET MANAGEMENT, INC.

Founded:                       1975
Investment Style:              Special situations value
Investment Approach:           Bottom-up fundamental research
                               Concentrated - 12 to 20 holdings Low turnover - less than 50 percent per year

T. ROWE PRICE ASSOCIATES, INC.

Founded:                       1937
Investment Style:              Relative yield value
Investment Approach:           Bottom-up fundamental research
                               Diversified - between 80 and 100 holdings
                               Low turnover - less than 50 percent per year


     VANTAGEPOINT EQUITY INCOME FUND VS. S&P/BARRA 500 VALUE INDEX AND LIPPER EQUITY INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                                        S&P/
                                                     BARRA 500
                                 VANTAGEPOINT        VALUE INDEX          LIPPER
                                 EQUITY INCOME       (NO FEES OR       EQUITY INCOME
                                     FUND             EXPENSES)         FUNDS INDEX
              Mar 1, 1999            10,000            10,000            10,000
             Mar 31, 1999            10,110            10,303            10,211
                                     10,730            11,191            10,936
                                     10,670            10,994            10,783
             Jun 30, 1999            10,960            11,416            11,123
                                     10,680            11,065            10,841
                                     10,260            10,785            10,589
                                      9,820            10,363            10,214
                                     10,070            10,948            10,558
                                      9,830            10,883            10,499
             Dec 31, 1999             9,540            11,292            10,629
                                      9,087            10,933            10,226
                                      8,328            10,250             9,650
                                      9,394            11,319            10,543
                                      9,527            11,243            10,463
                                     10,060            11,278            10,621
             Jun 30, 2000             9,460            10,832            10,393
                                      9,700            11,049            10,453
                                     10,167            11,790            11,065
                                     10,300            11,788            11,041
                                     10,766            12,008            11,273
                                     10,753            11,393            10,876
             Dec 31, 2000            11,215            11,980            11,421
                                     11,477            12,486            11,516
                                     11,477            11,658            11,131
                                     11,174            11,198            10,724
                                     11,628            11,958            11,281
                                     12,013            12,083            11,477
             Jun 30, 2001            11,821            11,691            11,192
                                     11,931            11,489            11,180
                                     11,656            10,825            10,811
                                     10,651             9,797            10,066
                                     10,586             9,797            10,118
                                     11,218            10,419            10,640
             Dec 31, 2001            11,543            10,577            10,827
                                     11,510            10,287            10,721
                                     11,657            10,195            10,737
                                     12,175            10,717            11,144
                                     11,965            10,180            10,764
                                     11,900            10,221            10,773
             Jun 30, 2002            11,171             9,576            10,097
                                     10,165             8,541             9,286
                                     10,295             8,600             9,355
                                      9,355             7,617             8,381
                                      9,550             8,250             8,889
                                     10,247             8,830             9,399
             Dec 31, 2002             9,818             8,371             9,048

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT EQUITY INCOME FUND VS. S&P/BARRA 500 VALUE INDEX AND LIPPER EQUITY INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1994

[CHART]

                                                     S&P/
                                                  BARRA 500
                             VANTAGEPOINT         VALUE INDEX          LIPPER
                             EQUITY INCOME        (NO FEES OR       EQUITY INCOME
                                 FUND              EXPENSES)         FUNDS INDEX
         Apr 1, 1994            10,000                10,000             10,000
                                10,155                10,211             10,131
                                10,199                10,380             10,246
                                10,064                10,093             10,096
                                10,299                10,434             10,381
                                10,664                10,729             10,726
                                10,469                10,351             10,524
                                10,544                10,577             10,580
                                10,278                10,148             10,185
        Dec 31, 1994            10,352                10,273             10,263
                                10,759                10,551             10,447
                                11,095                10,961             10,783
                                11,261                11,263             11,038
                                11,518                11,634             11,303
                                11,935                12,151             11,650
                                11,981                12,243             11,804
                                12,188                12,665             12,128
                                12,415                12,773             12,277
                                12,975                13,218             12,659
                                12,981                13,012             12,479
                                13,532                13,694             13,005
        Dec 31, 1995            14,012                14,073             13,326
                                14,291                14,494             13,631
                                14,318                14,630             13,730
                                14,405                14,972             13,903
                                14,371                15,125             14,031
                                14,661                15,353             14,239
                                14,860                15,278             14,260
                                14,391                14,634             13,794
                                14,641                15,038             14,106
                                15,256                15,682             14,625
                                15,719                16,213             14,970
                                16,689                17,454             15,825
        Dec 31, 1996            16,575                17,167             15,724
                                17,222                17,959             16,299
                                17,707                18,090             16,524
                                17,116                17,471             15,989
                                17,591                18,126             16,465
                                18,596                19,263             17,413
                                19,317                19,999             18,072
                                20,323                21,599             19,160
                                19,579                20,622             18,546
                                20,718                21,831             19,487
                                20,381                21,029             18,916
                                21,472                21,830             19,544
        Dec 31, 1997            22,206                22,315             19,995
                                22,134                22,040             19,987
                                23,165                23,693             21,067
                                24,269                24,893             22,021
                                23,932                25,188             22,010
                                23,494                24,833             21,739
                                23,903                25,022             21,915
                                23,525                24,478             21,350
                                21,294                20,542             18,775
                                22,861                21,790             19,740
                                24,244                23,497             20,907
                                25,158                24,721             21,791
        Dec 31, 1998            25,764                25,589             22,349
                                25,253                26,106             22,320
                                24,720                25,544             21,907
                                24,992                26,318             22,369
                                26,525                28,587             23,957
                                26,376                28,082             23,622
                                27,093                29,161             24,366
                                26,401                28,264             23,750
                                25,363                27,548             23,196
                                24,275                26,470             22,375
                                24,893                27,964             23,129
                                24,300                27,801             23,000
        Dec 31, 1999            23,584                28,845             23,285
                                22,464                27,927             22,402
                                20,586                26,182             21,141
                                23,222                28,912             23,097
                                23,551                28,719             22,921
                                24,868                28,808             23,267
                                23,386                27,670             22,767
                                23,979                28,224             22,899
                                25,132                30,116             24,241
                                25,461                30,110             24,188
                                26,614                30,673             24,695
                                26,581                29,103             23,826
        Dec 31, 2000            27,724                30,602             25,020
                                28,371                31,894             25,228
                                28,371                29,780             24,385
                                27,622                28,604             23,492
                                28,745                30,545             24,713
                                29,697                30,864             25,143
                                29,221                29,865             24,519
                                29,493                29,348             24,493
                                28,813                27,652             23,684
                                26,330                25,025             22,052
                                26,169                25,025             22,166
                                27,732                26,613             23,310
        Dec 31, 2001            28,533                27,018             23,719
                                28,454                26,277             23,487
                                28,815                26,041             23,521
                                30,097                27,376             24,412
                                29,577                26,004             23,581
                                29,417                26,108             23,601
                                27,614                24,462             22,120
                                25,128                21,817             20,344
                                25,450                21,967             20,494
                                23,126                19,457             18,361
                                23,607                21,075             19,474
                                25,331                22,555             20,591
        Dec 31, 2002            24,269                21,384             19,821

Source for Benchmark Returns:  Ibbotson Associates


VANTAGEPOINT EQUITY INCOME FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -15.0%

Three Years                      1.0%

Five Years                       1.8%

Since Inception                 10.7%

Fund Inception Date            April 1, 1994

Fund Registration Date         March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT GROWTH & INCOME FUND

The Vantagepoint Growth & Income Fund seeks long-term capital growth and current income. The Fund's subadvisers, CAPITAL GUARDIAN TRUST COMPANY, T. ROWE PRICE ASSOCIATES, INC. and WELLINGTON MANAGEMENT COMPANY LLP, use distinct investment strategies to select quality companies with the potential to outperform over a full market cycle.

PERFORMANCE

The Vantagepoint Growth & Income Fund declined 22.9% in 2002. The Fund's market benchmark, the S&P 500 Index, lost 22.1%. The Lipper Growth & Income Funds Index, a group of mutual funds with similar objectives, declined 17.9%.

COMMENTARY

For 2002, investor fear and uncertainty caused the stock market to suffer double-digit declines. The risk factors of uncertain economic growth, volatile earnings, corporate governance issues and war fears made investors wary of making new investments in equities. For those already invested there was little place to hide from the downward selling pressure.

The year began as a continuation of 2001 - stocks generally fell from the start. Further declines in sectors such as technology and telecommunications shook investor confidence. With the uncertain backdrop, taking on the risk of stock investing was not rewarded in 2002.

While stocks did decline in 2002, it was the third quarter that affected investors most. Investors sold heavily at the beginning and ending of that quarter, as the focus was on risk avoidance.

During the broad-based selling, the Fund's subadvisers were unable to add much value through stock selection. Nevertheless, the Fund's multi-management structure did help to shield investors from wild market swings during the year. Blending the subadvisers' three different investing styles (value, core and growth) produced a combination with a consistent, market-like return.

Having weathered similarly uncertain times in the past, the experienced subadvisers have used this period to search for investment opportunities on which to build for future returns. They believe their portfolios are well structured for future market conditions.

SUBADVISER DATA

CAPITAL GUARDIAN TRUST COMPANY

Founded:                       1968
Investment Style:              Selected opportunities
Investment Approach:           Bottom-up fundamental research
                               Diversified--more than 100 holdings
                               Low turnover--less than 50 percent per year

T. ROWE PRICE ASSOCIATES, INC.

Founded:                       1937
Investment Style:              Blue chip growth
Investment Approach:           Bottom-up fundamental research
                               Diversified--between 80 to 100 holdings
                               Low turnover--less than 50 percent per year

WELLINGTON MANAGEMENT COMPANY LLP

Founded:                       1928
Investment Style:              Yield-focused value
Investment Approach:           Bottom-up fundamental research
                               Diversified--between 60 to 80 holdings
                               Moderate to high turnover--50 percent to 100 percent per year


     VANTAGEPOINT GROWTH & INCOME FUND VS. S&P 500 INDEX AND LIPPER GROWTH & INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                                        LIPPER
                       VANTAGEPOINT   S&P 500 INDEX    GROWTH &
                         GROWTH &     (NO FEES OR       INCOME
                       INCOME FUND     EXPENSES)      FUNDS INDEX
      Mar 1, 1999          10,000        10,000        10,000
     Mar 31, 1999          10,420        10,400        10,345
                           10,780        10,803        11,015
                           10,520        10,548        10,856
     Jun 30, 1999          11,170        11,133        11,305
                           10,930        10,786        10,981
                           10,730        10,732        10,738
                           10,500        10,438        10,401
                           11,040        11,099        10,846
                           11,320        11,324        10,941
     Dec 31, 1999          12,350        11,991        11,333
                           11,756        11,389        10,889
                           11,902        11,173        10,535
                           12,892        12,266        11,524
                           12,642        11,897        11,319
                           12,631        11,653        11,277
     Jun 30, 2000          12,652        11,940        11,234
                           12,725        11,754        11,194
                           13,569        12,484        11,890
                           13,080        11,825        11,564
                           13,069        11,775        11,598
                           12,235        10,846        10,962
     Dec 31, 2000          12,869        10,899        11,377
                           13,107        11,286        11,606
                           12,204        10,257        10,980
                           11,705         9,607        10,482
                           12,560        10,354        11,183
                           12,774        10,423        11,326
     Jun 30, 2001          12,537        10,170        11,050
                           12,454        10,069        10,952
                           11,824         9,439        10,447
                           10,826         8,677         9,607
                           11,128         8,842         9,729
                           12,023         9,521        10,363
     Dec 31, 2001          12,256         9,604        10,532
                           12,035         9,464        10,379
                           11,763         9,281        10,311
                           12,256         9,631        10,714
                           11,543         9,047        10,311
                           11,452         8,980        10,298
     Jun 30, 2002          10,480         8,340         9,624
                            9,662         7,690         8,857
                            9,610         7,741         8,945
                            8,650         6,899         8,040
                            9,428         7,507         8,567
                           10,090         7,949         9,040
     Dec 31, 2002           9,446         7,481         8,647

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT GROWTH & INCOME FUND VS. S&P 500 INDEX AND LIPPER GROWTH & INCOME FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 2, 1998

[CHART]

                                                        LIPPER
                       VANTAGEPOINT   S&P 500 INDEX    GROWTH &
                         GROWTH &     (NO FEES OR       INCOME
                       INCOME FUND     EXPENSES)      FUNDS INDEX
Oct 2, 1998                10,000        10,000        10,000
                           11,135        11,149        11,018
                           11,830        11,825        11,550
Dec 31, 1998               12,776        12,506        11,942
                           13,413        13,029        12,054
                           13,038        12,624        11,788
                           13,586        13,129        12,195
                           14,055        13,638        12,985
                           13,716        13,316        12,797
                           14,564        14,055        13,326
                           14,251        13,616        12,944
                           13,990        13,549        12,658
                           13,690        13,177        12,260
                           14,394        14,011        12,785
                           14,759        14,296        12,898
Dec 31, 1999               16,102        15,138        13,359
                           15,328        14,377        12,836
                           15,518        14,105        12,419
                           16,809        15,485        13,585
                           16,483        15,019        13,343
                           16,469        14,711        13,294
                           16,497        15,074        13,243
                           16,592        14,838        13,195
                           17,692        15,760        14,016
                           17,054        14,928        13,632
                           17,040        14,865        13,672
                           15,953        13,693        12,922
Dec 31, 2000               16,780        13,760        13,411
                           17,090        14,248        13,682
                           15,912        12,949        12,943
                           15,261        12,128        12,357
                           16,377        13,071        13,182
                           16,656        13,159        13,351
                           16,346        12,838        13,026
                           16,237        12,712        12,910
                           15,416        11,916        12,315
                           14,115        10,954        11,325
                           14,509        11,163        11,469
                           15,675        12,019        12,216
Dec 31, 2001               15,980        12,124        12,415
                           15,692        11,947        12,235
                           15,338        11,717        12,155
                           15,980        12,158        12,630
                           15,050        11,421        12,155
                           14,931        11,337        12,139
                           13,664        10,529        11,345
                           12,598         9,708        10,441
                           12,530         9,772        10,545
                           11,278         8,710         9,478
                           12,293         9,477        10,098
                           13,156        10,034        10,656
Dec 31, 2002               12,315         9,444        10,193

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT GROWTH & INCOME FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -22.9%

Three Years                     -8.6%

Since Inception                  5.0%

Fund Inception Date            October 2, 1998

Fund Registration Date         March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT GROWTH FUND

The Vantagepoint Growth Fund seeks long-term capital growth by investing primarily in companies with above-average earnings growth potential. The Fund's subadvisers, BARCLAYS GLOBAL FUND ADVISORS, BROWN CAPITAL MANAGEMENT, INC., FIDELITY MANAGEMENT AND RESEARCH COMPANY, PEREGRINE CAPITAL MANAGEMENT and TUKMAN CAPITAL MANAGEMENT, INC., use different growth investing approaches to produce capital gains.

PERFORMANCE

The Vantagepoint Growth Fund declined 24.3% in 2002. The Fund's market benchmark, the Wilshire 5000 Index, fell 20.9%. The Lipper Growth Funds Index, a group of mutual funds with similar objectives, lost 24.2%.

COMMENTARY

Stocks of all sizes and styles suffered double-digit declines in 2002, as investors tried to avoid risk and uncertainty. The Vantagepoint Growth Fund was not immune.

Investors' concerns over economic uncertainty, company mismanagement, and the two-year stock market decline led to heavy selling that culminated in July. Following a brief rise, the market declined again with the buildup of war uncertainties. A change occurred in early October, when economic news and earnings forecasts began to improve. The fourth quarter rise could not offset the previous declines. Moreover, growth stocks, which are more dependent on future earnings forecasts, significantly lagged.

In July, the Vantagepoint Funds Board of Directors approved changes to the Fund. TCW Investment Management and Atlanta Capital Management were terminated as managers. In addition, the S&P 500 Index allocation was lowered from 20% to 5%.

Peregrine Capital Management, which follows a concentrated growth strategy, was retained as a replacement for TCW. Assets previously managed by Atlanta Capital Management, as well as the assets from the reduced index allocation, were reallocated to existing Fund managers Brown Capital Management and Tukman Capital Management. The Fund's assets are now allocated as follows: Fidelity and Peregrine Capital Management, 25% each; Brown Capital Management and Tukman Capital Management, 22.5% each; and Barclays Global Fund Advisors, 5%. Vantagepoint Investment Advisers believes these changes will continue the Fund's historical tradition of providing long-term gains.

Started in 1983, the Vantagepoint Growth Fund has weathered turbulent times and difficult markets to the benefit of long-term investors. The Fund's subadvisers have a wealth of experience in looking for future growth opportunities, even during uncertain market environments. Growth stock investing has historically provided investors with long-term returns.


SUBADVISER DATA

BARCLAYS GLOBAL FUND ADVISORS

Founded:                       1990 (1971 as Wells Fargo)
Investment Style:              Equitized cash
Investment Approach:           Replication of S&P 500 Index


BROWN CAPITAL MANAGEMENT, INC.

Founded:                       1983
Investment Style:              Well-priced growth
Investment Approach:           Bottom-up fundamental research
                               Moderately diversified - between 55 to 75 holdings Moderate to high turnover - 50 percent to 100 percent per year

FIDELITY MANAGEMENT AND RESEARCH COMPANY

Founded:                      1981
Investment Style:             Aggressive growth
Investment Approach:          Bottom-up fundamental research
                              Broadly diversified - over 200 holdings
                              High turnover - 75 percent to 150 percent per year

TUKMAN CAPITAL MANAGEMENT, INC.

Founded:                      1980
Investment Style:             Contrarian growth
Investment Approach:          Bottom-up fundamental research
                              Concentrated - between 15 and 20 holdings
                              Low turnover - less than 50 percent per year

PEREGRINE CAPITAL MANAGEMENT

Founded:                      1984
Investment Style:             Concentrated growth
Investment Approach:          Bottom-up fundamental analysis
                              Moderately concentrated - 25 to 35 holdings
                              Low turnover - less than 50 percent per year

     VANTAGEPOINT GROWTH FUND VS. WILSHIRE 5000 INDEX AND LIPPER GROWTH FUNDS
     INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                             WILSHIRE
                           VANTAGEPOINT     5000 INDEX
                             GROWTH        (NO FEES OR    LIPPER GROWTH
                              FUND          EXPENSES)      FUNDS INDEX
        Mar 1, 1999          10,000           10,000         10,000
       Mar 31, 1999          10,570           10,386         10,434
                             11,340           10,884         10,699
                             11,080           10,645         10,490
       Jun 30, 1999          11,750           11,197         11,110
                             11,430           10,838         10,836
                             11,160           10,737         10,714
                             11,050           10,456         10,535
                             11,810           11,121         11,184
                             12,430           11,493         11,657
       Dec 31, 1999          14,003           12,366         12,706
                             13,398           11,853         12,247
                             14,511           12,118         12,971
                             15,391           12,838         13,631
                             14,427           12,169         12,949
                             13,897           11,744         12,378
       Jun 30, 2000          14,904           12,262         13,063
                             14,480           12,012         12,773
                             15,889           12,884         13,727
                             15,211           12,283         12,888
                             14,904           12,022         12,526
                             13,218           10,826         11,187
       Dec 31, 2000          13,645           11,019         11,322
                             14,012           11,441         11,618
                             12,238           10,356         10,270
                             11,149            9,659          9,462
                             12,352           10,454         10,350
                             12,352           10,558         10,338
       Jun 30, 2001          12,175           10,381         10,123
                             11,795           10,209          9,844
                             10,946            9,591          9,158
                              9,667            8,730          8,173
                             10,339            8,952          8,474
                             11,387            9,636          9,196
       Dec 31, 2001          11,569            9,810          9,286
                             11,513            9,688          9,057
                             10,982            9,489          8,698
                             11,569            9,904          9,088
                             10,912            9,420          8,609
                             10,716            9,310          8,497
       Jun 30, 2002           9,878            8,655          7,811
                              9,096            7,957          7,240
                              9,152            8,003          7,299
                              8,244            7,200          6,592
                              8,984            7,751          7,126
                              9,389            8,218          7,526
       Dec 31, 2002           8,762            7,763          7,039

Source for Benchmark Returns:  Ibbotson Associates


     VANTAGEPOINT GROWTH FUND VS. WILSHIRE 5000 INDEX AND LIPPER GROWTH FUNDS
     INDEX: GROWTH OF $10,000 INVESTED DECEMBER 31, 1992

[CHART]

                                             WILSHIRE
                           VANTAGEPOINT     5000 INDEX
                             GROWTH        (NO FEES OR    LIPPER GROWTH
                              FUND          EXPENSES)      FUNDS INDEX
     Dec 31, 1992           10,000          10,000          10,000
                            10,104          10,123          10,143
                             9,542          10,165          10,010
                             9,866          10,426          10,297
                             9,440          10,138          10,018
                            10,132          10,456          10,416
                            10,378          10,504          10,448
                            10,447          10,503          10,436
                            10,924          10,908          10,880
                            11,216          10,929          10,950
                            11,257          11,112          11,131
                            10,806          10,931          10,905
     Dec 31, 1993           11,162          11,128          11,197
                            11,522          11,479          11,584
                            11,289          11,221          11,394
                            10,618          10,713          10,862
                            10,697          10,816          10,949
                            10,564          10,922          11,002
                            10,218          10,630          10,624
                            10,541          10,945          10,925
                            11,099          11,428          11,390
                            10,902          11,207          11,146
                            11,216          11,390          11,358
                            10,689          10,973          10,926
     Dec 31, 1994           10,747          11,121          11,021
                            10,730          11,361          11,062
                            11,215          11,814          11,471
                            11,573          12,125          11,818
                            11,834          12,427          12,153
                            12,085          12,847          12,521
                            12,689          13,257          13,083
                            13,529          13,803          13,715
                            13,695          13,937          13,859
                            14,098          14,469          14,271
                            13,751          14,324          14,081
                            14,475          14,930          14,557
     Dec 31, 1995           14,685          15,175          14,618
                            14,960          15,581          14,972
                            15,567          15,853          15,207
                            15,767          16,027          15,277
                            16,343          16,423          15,660
                            16,770          16,872          15,938
                            16,305          16,733          15,781
                            15,216          15,830          14,928
                            16,040          16,337          15,378
                            16,886          17,206          16,238
                            16,883          17,447          16,472
                            17,882          18,603          17,513
     Dec 31, 1996           17,858          18,393          17,180
                            18,609          19,378          18,075
                            18,176          19,369          17,936
                            17,461          18,512          17,115
                            17,998          19,320          17,868
                            19,399          20,689          19,104
                            20,154          21,639          19,819
                            22,119          23,303          21,461
                            21,891          22,427          20,670
                            23,156          23,750          21,852
                            22,052          22,959          21,146
                            22,019          23,711          21,632
     Dec 31, 1997           22,473          24,149          21,998
                            22,115          24,280          22,145
                            23,913          26,048          23,707
                            25,096          27,351          24,721
                            25,487          27,676          24,986
                            24,348          26,939          24,371
                            25,054          27,884          25,424
                            24,142          27,273          25,154
                            19,403          23,026          21,115
                            21,087          24,530          22,523
                            22,598          26,355          24,082
                            24,067          28,014          25,517
     Dec 31, 1998           26,931          29,807          27,650
                            28,022          30,903          28,831
                            26,117          29,783          27,848
                            27,605          30,932          29,056
                            29,616          32,415          29,794
                            28,937          31,705          29,213
                            30,687          33,346          30,940
                            29,851          32,277          30,176
                            29,146          31,976          29,835
                            28,859          31,141          29,336
                            30,844          33,121          31,143
                            32,463          34,230          32,461
     Dec 31, 1999           36,570          36,829          35,382
                            34,992          35,301          34,105
                            37,899          36,091          36,121
                            40,197          38,235          37,959
                            37,678          36,243          36,061
                            36,293          34,977          34,471
                            38,923          36,520          36,377
                            37,816          35,775          35,570
                            41,498          38,372          38,227
                            39,726          36,581          35,891
                            38,923          35,804          34,882
                            34,522          32,242          31,153
     Dec 31, 2000           35,635          32,817          31,530
                            36,595          34,074          32,353
                            31,963          30,842          28,600
                            29,117          28,766          26,350
                            32,260          31,133          28,822
                            32,260          31,443          28,790
                            31,797          30,916          28,191
                            30,805          30,406          27,412
                            28,588          28,566          25,503
                            25,246          26,000          22,759
                            27,002          26,661          23,597
                            29,739          28,700          25,610
     Dec 31, 2001           30,214          29,216          25,860
                            30,069          28,853          25,222
                            28,682          28,260          24,221
                            30,214          29,497          25,307
                            28,498          28,057          23,975
                            27,988          27,727          23,663
                            25,799          25,778          21,752
                            23,756          23,697          20,162
                            23,901          23,836          20,326
                            21,530          21,444          18,358
                            23,463          23,086          19,845
                            24,521          24,477          20,959
     Dec 31, 2002           22,883          23,121          19,602

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -24.3%

Three Years                    -14.5%

Five Years                       0.4%

Ten Years                        8.6%

Fund Inception Date            April 1, 1983

Fund Registration Date         March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND

The Vantagepoint Aggressive Opportunities Fund seeks high long-term capital appreciation. The Fund's subadvisers, ROXBURY CAPITAL MANAGEMENT LLC, SOUTHEASTERN ASSET MANAGEMENT, INC., and WELLINGTON MANAGEMENT COMPANY LLP, invest primarily in stocks of small- to medium-sized which have produced historically competitive returns.

PERFORMANCE

The Vantagepoint Aggressive Opportunities Fund fell 38.5% in 2002. The Fund's market benchmark, the Wilshire 4500 Index, lost 17.7%. The Lipper Capital Appreciation Funds Index, a group of mutual funds with similar objectives, declined 24.0%.

COMMENTARY

While stocks declined broadly in 2002, those stocks viewed as high risk were hit especially hard. These are the types of stocks generally held by the Fund's managers. The managers pursue higher return/higher risk stocks in keeping with the Fund's objective of high long-term capital appreciation.

Investors' concerns owing to economic uncertainty, company mismanagement and the two-year stock market decline led to heavy selling that culminated in July. Following a brief rise, the market declined again with the buildup of war uncertainties. A change occurred in early October, when economic news and earnings forecasts began to improve. The fourth quarter rise could not offset the previous declines. Moreover, growth stocks, which are more dependent on future forecasts, significantly lagged.

The Fund made an important change in July. Two managers were replaced with two new subadvisers, both of whom look in the U.S. and internationally for stock opportunities. Southeastern Asset Management, Inc. and Wellington Management Company LLP replaced MFS Institutional Advisors and TCW Investment Management. Wellington pursues smaller growth companies worldwide. Southeastern concentrates on special situations worldwide. Foreign currencies are generally hedged to the U.S. dollar to diminish any foreign currency risk.

As has been evident over the Fund's eight-year history, the aggressive nature of the Fund has historically produced returns that fluctuate more than the general stock market, in both up and down markets. Unfortunately, this means the Fund has produced large negative returns during the extended bear market. The managers have focused on taking advantage of the price declines to establish portfolios that they believe will perform well in the future.

SUBADVISER DATA

ROXBURY CAPITAL MANAGEMENT LLC

Founded:                       1986
Investment Style:              Quality growth
Investment Approach:           Bottom-up fundamental research
                               Moderately diversified - 45 to 65 holdings
                               Moderate to high turnover--50 percent to 100 percent per year

SOUTHEASTERN ASSET MANAGEMENT, INC.

Founded:                       1975
Investment Style:              Worldwide special situations
Investment Approach:           Bottom-up fundamental research
                               Concentrated--12 to 20 holdings
                               Low turnover--less than 50 percent per year

WELLINGTON CAPITAL MANAGEMENT LLP

Founded:                       1928
Investment Style:              Worldwide growth opportunities
Investment Approach:           Bottom-up fundamental research
                               Broadly Diversified - 150 to 200 holdings
                               Moderate to high turnover - 50 percent to 100 percent per year


     VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND VS. WILSHIRE 4500 INDEX AND LIPPER CAPITAL APPRECIATION FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                  VANTAGEPOINT      WILSHIRE           LIPPER
                                   AGGRESSIVE      4500 INDEX          CAPITAL
                                  OPPORTUNITIES    (NO FEES OR      APPRECIATION
                                      FUND          EXPENSES)        FUNDS INDEX
              Mar 1, 1999            10,000           10,000            10,000
             Mar 31, 1999            10,580           10,390            10,511
                                     11,310           11,219            11,020
                                     11,350           11,122            10,870
             Jun 30, 1999            12,320           11,589            11,531
                                     11,650           11,238            11,260
                                     11,570           10,959            11,149
             Sep 30, 1999            11,680           10,874            11,074
                                     12,520           11,430            11,677
                                     13,960           12,394            12,351
             Dec 31, 1999            16,339           14,102            13,959
                                     15,647           13,933            13,558
                                     18,167           16,101            14,878
             Mar 31, 2000            17,733           15,505            15,215
                                     16,411           13,640            13,583
                                     15,430           12,633            12,836
             Jun 30, 2000            17,113           14,151            13,744
                                     16,545           13,749            13,442
                                     18,487           15,283            14,732
             Sep 30, 2000            17,909           14,661            13,972
                                     16,669           13,463            13,348
                                     13,715           11,172            11,722
             Dec 31, 2000            14,812           11,879            12,153
                                     16,228           12,525            12,847
                                     13,985           11,003            11,307
             Mar 31, 2001            12,343            9,993            10,420
                                     14,436           11,050            11,421
                                     14,499           11,312            11,424
             Jun 30, 2001            14,687           11,403            11,252
                                     13,684           10,876            10,792
                                     12,356           10,347            10,106
             Sep 30, 2001            10,226            9,016             8,872
                                     10,957            9,489             9,267
                                     12,123           10,226            10,011
             Dec 31, 2001            12,775           10,774            10,219
                                     11,947           10,571             9,975
                                     11,082           10,272             9,629
             Mar 31, 2002            11,948           10,968            10,128
                                     11,133           10,861             9,656
                                     10,607           10,620             9,492
             Jun 30, 2002             9,503            9,898             8,677
                                      8,375            8,938             7,913
                                      8,237            8,990             7,942
             Sep 30, 2002             7,535            8,384             7,314
                                      7,798            8,659             7,797
                                      8,325            9,257             8,293
             Dec 31, 2002             7,861            8,867             7,768

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND VS. WILSHIRE 4500 INDEX AND LIPPER CAPITAL APPRECIATION FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 1994

[CHART]

                          VANTAGEPOINT        WILSHIRE        LIPPER
                           AGGRESSIVE       4500 INDEX        CAPITAL
                          OPPORTUNITIES     (NO FEES OR     APPRECIATION
                              FUND           EXPENSES)       FUNDS INDEX
Oct 1, 1994                  10,000            10,000          10,000
                             10,355            10,043          10,117
                             10,099             9,637           9,768
Dec 31, 1994                 10,504             9,750           9,857
                             10,359             9,844           9,911
                             10,955            10,262          10,273
                             11,401            10,488          10,544
                             11,546            10,623          10,725
                             11,883            10,859          10,994
                             12,691            11,383          11,530
                             13,791            12,053          12,210
                             14,069            12,334          12,345
                             14,588            12,668          12,667
                             14,142            12,328          12,419
                             14,571            12,852          12,877
Dec 31, 1995                 14,638            13,014          12,969
                             15,047            13,148          13,216
                             15,759            13,575          13,545
                             15,847            13,783          13,684
                             17,064            14,424          14,263
                             17,798            14,878          14,681
                             17,110            14,411          14,288
                             15,967            13,329          13,242
                             16,853            14,049          13,833
                             17,841            14,719          14,635
                             17,728            14,502          14,447
                             18,434            15,114          15,074
Dec 31, 1996                 18,371            15,250          14,910
                             18,815            15,743          15,524
                             18,428            15,410          15,037
                             17,515            14,605          14,236
                             17,665            14,641          14,519
                             19,346            16,097          15,734
                             20,035            16,860          16,423
                             21,262            18,021          17,614
                             21,312            18,185          17,283
                             22,602            19,445          18,320
                             21,749            18,704          17,591
                             21,819            18,710          17,626
Dec 31, 1997                 21,565            19,167          17,885
                             21,412            18,894          17,890
                             23,173            20,339          19,266
                             24,253            21,390          20,170
                             24,672            21,661          20,361
                             23,684            20,649          19,708
                             23,858            20,971          20,510
                             22,359            19,783          19,948
                             17,867            15,950          16,521
                             19,039            17,101          17,566
                             20,244            18,073          18,577
                             21,940            19,197          19,652
Dec 31, 1998                 24,188            20,822          21,456
                             25,202            21,156          22,469
                             23,402            20,005          21,395
                             24,759            20,786          22,488
                             26,467            22,444          23,577
                             26,561            22,249          23,256
                             28,831            23,184          24,670
                             27,263            22,483          24,090
                             27,076            21,923          23,854
                             27,333            21,753          23,692
                             29,299            22,865          24,983
                             32,669            24,795          26,425
Dec 31, 1999                 38,235            28,211          29,865
                             36,616            27,874          29,008
                             42,513            32,210          31,830
                             41,498            31,018          32,553
                             38,405            27,287          29,060
                             36,109            25,273          27,462
                             40,048            28,308          29,406
                             38,719            27,505          28,759
                             43,263            30,574          31,520
                             41,909            29,330          29,894
                             39,009            26,933          28,557
                             32,097            22,349          25,079
Dec 31, 2000                 34,663            23,764          26,002
                             37,976            25,057          27,487
                             32,727            22,012          24,191
                             28,886            19,992          22,294
                             33,783            22,106          24,434
                             33,930            22,629          24,442
                             34,369            22,813          24,073
                             32,023            21,757          23,090
                             28,915            20,700          21,623
                             23,930            18,038          18,981
                             25,642            18,983          19,827
                             28,371            20,458          21,417
Dec 31, 2001                 29,896            21,554          21,864
                             27,959            21,147          21,341
                             25,935            20,548          20,602
                             27,960            21,942          21,670
                             26,054            21,727          20,659
                             24,821            21,246          20,309
                             22,240            19,802          18,563
                             19,600            17,881          16,930
                             19,277            17,985          16,991
                             17,634            16,772          15,649
                             18,250            17,323          16,683
                             19,481            18,518          17,743
     Dec 31, 2002            18,396            17,738          16,621

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -38.5%

Three Years                    -21.6%

Five Years                      -3.1%

Since Inception                  7.7%

Fund Inception Date            October 1, 1994

Fund Registration Date         March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT INTERNATIONAL FUND

The Vantagepoint International Fund seeks long-term capital growth and diversification by country. The Fund's subadvisers use distinct investment strategies to select among countries and companies. Two subadvisers manage the
Fund: CAPITAL GUARDIAN TRUST COMPANY and ARTISAN PARTNERS LP. Each manager employs a unique investment strategy to achieve the Fund's objective.

PERFORMANCE

The International Fund declined 16.1% for the year. The Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index of stocks in developed countries, was down 15.7%. The Lipper International Funds Index, a group of mutual funds with similar objectives, lost 13.8%.

COMMENTARY

The international equity market was as challenging for international stocks as the domestic market was for U.S. equities. Stocks in most countries were hurt by investors trying to avoid risk and uncertainty. Slowing economies, war fears and the further fall of technology and telecommunication stocks shook investor confidence. With all economic sectors declining sharply, it was a year in which stock investors had little place to hide.

Although down for the year, international equity markets as a whole outperformed the U.S. market. In "local" stock market terms, international returns were slightly worse. ("Local" means priced in that country's currency.) However, for U.S. investors, the foreign returns were more favorable because many foreign currencies rose against the U.S. dollar.

Despite poor Japanese economic news, stocks in Japan declined less than their European counterparts.

Artisan Partners was added to the Fund in October. The firm's "International Growth Opportunities" investment approach seeks to find growing companies with a sustainable competitive advantage. The analyst team conducts in-depth stock research, with Mark Yockey, CFA, who has worked in international investments since 1981, managing the portfolio. Artisan Partners was founded in 1995 and has approximately $18 billion in assets under management. The firm's opportunistic approach complements Capital Guardian's "selected opportunities" investing style. The two subadvisers each manage one-half of the Fund.

On balance, the Fund's subadvisers are focusing on the stocks of higher quality companies, which have been marked down as a result of the global stock sell-off. They believe that many high-quality companies are selling at prices lower than comparable U.S. companies, offering the potential to continue with historical long-term returns.

SUBADVISER DATA

CAPITAL GUARDIAN TRUST COMPANY

Founded:                       1968
Investment Style:              International selected opportunities
Investment Approach:           Bottom-up fundamental research
                               Broadly diversified - more than 150 holdings
                               Low turnover - less than 50 percent per year

ARTISAN PARTNERS LP

Founded:                       1995
Investment Style:              International growth opportunities
Investment Approach:           Bottom-up fundamental research
                               Diversified - 80 to 120 holdings
                               Low to moderate turnover - 30 percent to 80 percent per year


     VANTAGEPOINT INTERNATIONAL FUND VS. MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUNDS INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                        VANTAGEPOINT   MSCI EAFE INDEX     LIPPER
                        INTERNATIONAL    (NO FEES OR    INTERNATIONAL
                             FUND         EXPENSES)     FUNDS INDEX
      Mar 1, 1999           10,000          10,000         10,000
     Mar 31, 1999           10,450          10,420         10,333
                            10,940          10,844         10,815
                            10,530          10,288         10,412
     Jun 30, 1999           11,070          10,692         10,906
                            11,460          11,012         11,149
                            11,640          11,055         11,237
                            11,760          11,169         11,273
                            12,160          11,589         11,666
                            12,800          11,994         12,522
     Dec 31, 1999           14,262          13,073         14,060
                            13,423          12,245         13,238
                            13,879          12,577         14,112
                            14,252          13,067         14,148
                            13,588          12,381         13,251
                            13,236          12,081         12,887
     Jun 30, 2000           13,816          12,557         13,484
                            13,319          12,033         13,047
                            13,526          12,140         13,267
                            12,666          11,551         12,494
                            12,262          11,281         12,069
                            11,816          10,860         11,560
     Dec 31, 2000           12,136          11,248         11,991
                            12,249          11,243         12,062
                            11,378          10,401         11,215
                            10,598           9,712         10,426
                            11,378          10,394         11,061
                            10,971          10,035         10,793
     Jun 30, 2001           10,553           9,628         10,489
                            10,247           9,454         10,216
                            10,010           9,216         10,011
                             8,890           8,285          8,920
                             9,158           8,497          9,162
                             9,536           8,811          9,504
     Dec 31, 2001            9,690           8,863          9,673
                             9,228           8,393          9,283
                             9,334           8,452          9,413
                             9,867           8,914          9,911
                             9,855           8,978          9,981
                             9,914           9,100         10,123
     Jun 30, 2002            9,512           8,741          9,724
                             8,543           7,879          8,753
                             8,496           7,863          8,760
                             7,646           7,020          7,817
                             8,130           7,398          8,222
                             8,473           7,735          8,611
     Dec 31, 2002            8,132           7,475          8,336

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT INTERNATIONAL FUND VS. MSCI EAFE INDEX AND LIPPER INTERNATIONAL FUNDS INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 1994

[CHART]

                        VANTAGEPOINT   MSCI EAFE INDEX     LIPPER
                        INTERNATIONAL    (NO FEES OR    INTERNATIONAL
                             FUND         EXPENSES)     FUNDS INDEX
Oct 1, 1994                10,000           10,000          10,000
                           10,255           10,335          10,179
                            9,809            9,841           9,704
Dec 31, 1994                9,643            9,905           9,575
                            9,267            9,527           9,100
                            9,372            9,502           9,097
                            9,597           10,097           9,336
                            9,952           10,479           9,680
                           10,107           10,357           9,775
                           10,122           10,178           9,812
                           10,628           10,815          10,351
                           10,382           10,405          10,176
                           10,548           10,611          10,346
                           10,331           10,328          10,131
                           10,427           10,618          10,237
Dec 31, 1995               10,683           11,049          10,533
                           11,000           11,097          10,782
                           11,086           11,137          10,828
                           11,222           11,377          10,997
                           11,529           11,710          11,356
                           11,565           11,497          11,343
                           11,661           11,565          11,447
                           11,313           11,230          11,061
                           11,530           11,257          11,205
                           11,728           11,559          11,456
                           11,763           11,444          11,410
                           12,254           11,902          11,946
Dec 31, 1996               12,442           11,752          12,052
                           12,448           11,343          12,068
                           12,595           11,531          12,286
                           12,641           11,576          12,352
                           12,728           11,640          12,406
                           13,343           12,401          13,106
                           13,866           13,087          13,735
                           14,228           13,302          14,176
                           13,310           12,311          13,154
                           14,119           13,003          13,998
                           13,048           12,007          12,936
                           12,962           11,887          12,827
Dec 31, 1997               12,999           11,994          12,927
                           13,249           12,545          13,240
                           13,988           13,353          14,080
                           14,565           13,767          14,845
                           14,664           13,879          15,074
                           14,314           13,815          15,104
                           14,045           13,922          14,972
                           14,061           14,067          15,201
                           12,015           12,327          13,014
                           11,868           11,952          12,609
                           13,038           13,202          13,536
                           13,556           13,881          14,214
Dec 31, 1998               13,644           14,432          14,564
                           13,445           14,393          14,653
                           13,298           14,053          14,276
                           13,896           14,643          14,752
                           14,548           15,240          15,439
                           14,003           14,458          14,865
                           14,721           15,025          15,569
                           15,239           15,475          15,916
                           15,479           15,535          16,042
                           15,638           15,695          16,093
                           16,170           16,287          16,655
                           17,021           16,856          17,876
Dec 31, 1999               18,965           18,372          20,073
                           17,849           17,208          18,899
                           18,455           17,674          20,146
                           18,952           18,363          20,198
                           18,069           17,400          18,918
                           17,601           16,978          18,398
                           18,373           17,646          19,249
                           17,711           16,910          18,626
                           17,987           17,060          18,940
                           16,843           16,233          17,836
                           16,305           15,853          17,230
                           15,713           15,262          16,503
Dec 31, 2000               16,138           15,808          17,118
                           16,289           15,800          17,219
                           15,130           14,617          16,010
                           14,093           13,649          14,885
                           15,130           14,606          15,790
                           14,589           14,102          15,408
                           14,033           13,531          14,974
                           13,626           13,286          14,584
                           13,311           12,952          14,292
                           11,822           11,643          12,735
                           12,178           11,941          13,080
                           12,681           12,382          13,568
Dec 31, 2001               12,885           12,456          13,810
                           12,272           11,795          13,253
                           12,413           11,878          13,438
                           13,120           12,526          14,149
                           13,105           12,617          14,248
                           13,183           12,788          14,452
                           12,649           12,284          13,882
                           11,360           11,072          12,496
                           11,298           11,050          12,506
                           10,167            9,866          11,159
                           10,811           10,397          11,738
                           11,268           10,870          12,294
Dec 31, 2002               10,814           10,505          11,900

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT INTERNATIONAL FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -16.1%

Three Years                    -17.1%

Five Years                      -3.6%

Since Inception                  1.0%

Fund Inception Date            October 1, 1994

Fund Registration Date         March 1, 1999

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. The Lipper index measures the performance of a group of mutual funds with similar objectives. Performance information for periods prior to March 1, 1999 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT INDEX FUNDS

COMMENTARY

The U.S. bond market continued its upward trend in recent years, outperforming the stock market for the third consecutive year. Bond prices moved higher as investors shied away from the risk of stock ownership in favor of the relative safety of bonds. The Vantagepoint Core Bond Index Fund (Class II shares) responded accordingly, rising 9.9%. The Fund tracks the Lehman Brothers Aggregate Bond Index, which gained 10.3%.

The U.S. equity markets continued their descent in 2002, marking their third consecutive annual decline. Doubts about the economy and corporate earnings, along with increased global tension, weighed on investors' confidence and pushed the major indexes lower. The Vantagepoint 500 Stock Index Fund (Class II shares) fell 22.2%. The Fund tracks the S&P 500 Index, which dropped 22.1%. The Vantagepoint Broad Market Index Fund (Class II shares) declined 21.4%. The Fund tracks the Wilshire 5000 Index, which fell 20.9%. The Wilshire 5000 comprises all U.S. headquartered equity securities. The Vantagepoint Mid/Small Company Index Fund (Class II shares) dropped 18.3%. The Fund tracks the Wilshire 4500 Index, which declined 17.7% in 2002. The Wilshire 4500 Index measures the performance of small- and mid-sized companies.

International markets also experienced disappointing returns, but fared better than U.S. equities thanks to the U.S. dollar's depreciation. Stocks in Europe and Asia generally outperformed U.S. stocks. The MSCI Europe, Australasia, Far East Free Index (EAFE) dropped 15.7%, composed of a 25.8% stock price decline, and 10.2% currency gain. The Vantagepoint Overseas Equity Index Fund (Class II shares) declined 16.6%.

Each Vantagepoint Index Fund invests in a portfolio managed by BARCLAYS GLOBAL FUND ADVISORS, INC., one of the world's largest index managers. The portfolio management approach is designed to match benchmark performance and minimize transaction costs.

VANTAGEPOINT CORE BOND INDEX FUND


     VANTAGEPOINT CORE BOND INDEX FUND CLASS I VS. LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                  VANTAGEPOINT     LEHMAN BROTHERS
                                   CORE BOND     AGGREGATE BOND INDEX
                                   INDEX FUND        (NO FEES OR
                                    CLASS I           EXPENSES)
              Mar 1, 1999            10,000            10,000
             Mar 31, 1999            10,049            10,055
                                     10,056            10,087
                                      9,938             9,998
             Jun 30, 1999             9,896             9,966
                                      9,871             9,925
                                      9,858             9,920
                                      9,955            10,035
                                      9,971            10,072
                                      9,969            10,071
             Dec 31, 1999             9,895            10,022
                                      9,878             9,989
                                     10,005            10,110
                                     10,145            10,244
                                     10,088            10,214
                                     10,061            10,209
             Jun 30, 2000            10,265            10,421
                                     10,370            10,516
                                     10,516            10,669
                                     10,557            10,736
                                     10,628            10,807
                                     10,804            10,984
             Dec 31, 2000            11,026            11,188
                                     11,196            11,371
                                     11,315            11,469
                                     11,362            11,527
                                     11,279            11,478
                                     11,342            11,547
             Jun 30, 2001            11,385            11,591
                                     11,677            11,851
                                     11,818            11,987
                                     11,941            12,126
                                     12,250            12,380
                                     12,046            12,209
             Dec 31, 2001            11,965            12,131
                                     12,051            12,229
                                     12,175            12,347
                                     11,944            12,142
                                     12,177            12,378
                                     12,273            12,483
             Jun 30, 2002            12,362            12,592
                                     12,520            12,744
                                     12,722            12,960
                                     12,924            13,170
                                     12,875            13,109
                                     12,861            13,105
             Dec 31, 2002            13,125            13,376

Source for Benchmark Returns:  Ibbotson Associates


     VANTAGEPOINT CORE BOND INDEX FUND CLASS II VS. LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999

[CHART]

                               VANTAGEPOINT              LEHMAN BROTHERS
                                 CORE BOND            AGGREGATE BOND INDEX
                                INDEX FUND                (NO FEES OR
                                 CLASS II                   EXPENSES)
      Apr 5, 1999                 10,000                     10,000
                                  10,033                     10,032
                                   9,914                      9,944
     Jun 30, 1999                  9,877                      9,912
                                   9,856                      9,870
                                   9,845                      9,865
                                   9,935                      9,980
                                   9,956                     10,017
                                   9,949                     10,016
     Dec 31, 1999                  9,881                      9,968
                                   9,876                      9,935
                                   9,994                     10,055
                                  10,135                     10,188
                                  10,079                     10,158
                                  10,065                     10,153
     Jun 30, 2000                 10,270                     10,364
                                  10,366                     10,459
                                  10,513                     10,610
                                  10,556                     10,677
                                  10,628                     10,747
                                  10,817                     10,924
     Dec 31, 2000                 11,040                     11,127
                                  11,212                     11,308
                                  11,332                     11,407
                                  11,381                     11,464
                                  11,289                     11,416
                                  11,353                     11,484
     Jun 30, 2001                 11,410                     11,528
                                  11,692                     11,786
                                  11,846                     11,921
                                  11,972                     12,060
                                  12,282                     12,312
                                  12,081                     12,142
     Dec 31, 2001                 12,001                     12,064
                                  12,089                     12,162
                                  12,215                     12,280
                                  11,986                     12,076
                                  12,221                     12,310
                                  12,319                     12,415
     Jun 30, 2002                 12,410                     12,523
                                  12,571                     12,674
                                  12,775                     12,889
                                  12,980                     13,097
                                  12,933                     13,037
                                  12,920                     13,033
     Dec 31, 2002                 13,187                     13,303

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT CORE BOND INDEX FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                               CLASS I SHARES       CLASS II SHARES
One Year                            9.7%                 9.9%
Three Years                         9.9%                10.1%
Five Years                          6.9%                 7.1%
Since Inception                     7.5%                 7.7%

Inception Date                  June 2, 1997         June 2, 1997
Offering Date                   March 1, 1999        April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT 500 STOCK INDEX FUND


     VANTAGEPOINT 500 STOCK INDEX FUND CLASS I VS. S&P 500 INDEX: GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                  VANTAGEPOINT       S&P 500
                                   500 STOCK          INDEX
                                   INDEX FUND      (NO FEES OR
                                    CLASS I          EXPENSES)
              Mar 1, 1999            10,000           10,000
             Mar 31, 1999            10,400           10,400
                                     10,790           10,803
                                     10,530           10,548
             Jun 30, 1999            11,110           11,133
                                     10,760           10,786
                                     10,710           10,732
                                     10,410           10,438
                                     11,070           11,099
                                     11,290           11,324
             Dec 31, 1999            11,952           11,991
                                     11,347           11,389
                                     11,125           11,173
                                     12,204           12,266
                                     11,831           11,897
                                     11,589           11,653
             Jun 30, 2000            11,861           11,940
                                     11,680           11,754
                                     12,396           12,484
                                     11,740           11,825
                                     11,680           11,775
                                     10,762           10,846
             Dec 31, 2000            10,804           10,899
                                     11,187           11,286
                                     10,162           10,257
                                      9,509            9,607
                                     10,245           10,354
                                     10,317           10,423
             Jun 30, 2001            10,058           10,170
                                      9,955           10,069
                                      9,323            9,439
                                      8,567            8,677
                                      8,733            8,842
                                      9,392            9,521
             Dec 31, 2001             9,476            9,604
                                      9,330            9,464
                                      9,152            9,281
                                      9,487            9,631
                                      8,911            9,047
                                      8,837            8,980
             Jun 30, 2002             8,209            8,340
                                      7,570            7,690
                                      7,612            7,741
                                      6,785            6,899
                                      7,382            7,507
                                      7,811            7,949
             Dec 31, 2002             7,354            7,481

Source for Benchmark Returns:  Ibbotson Associates


     VANTAGEPOINT 500 STOCK INDEX FUND CLASS II VS. S&P 500 INDEX: GROWTH OF $10,000 INVESTED APRIL 5, 1999

[CHART]

                                 VANTAGEPOINT      S&P 500
                                   500 STOCK        INDEX
                                  INDEX FUND     (NO FEES OR
                                   CLASS II       EXPENSES)
              Apr 5, 1999            10,000        10,000
                                     10,320        10,387
                                     10,080        10,142
             Jun 30, 1999            10,640        10,705
                                     10,300        10,371
                                     10,250        10,319
                                      9,970        10,037
                                     10,600        10,672
                                     10,810        10,889
             Dec 31, 1999            11,443        11,530
                                     10,867        10,951
                                     10,655        10,743
                                     11,696        11,794
                                     11,342        11,440
                                     11,110        11,205
             Jun 30, 2000            11,373        11,481
                                     11,201        11,302
                                     11,888        12,003
                                     11,262        11,370
                                     11,211        11,322
                                     10,321        10,429
             Dec 31, 2000            10,372        10,480
                                     10,737        10,852
                                      9,757         9,862
                                      9,132         9,238
                                      9,841         9,956
                                      9,903        10,022
             Jun 30, 2001             9,663         9,778
                                      9,559         9,682
                                      8,965         9,076
                                      8,235         8,343
                                      8,391         8,502
                                      9,036         9,154
             Dec 31, 2001             9,110         9,235
                                      8,972         9,100
                                      8,804         8,924
                                      9,131         9,260
                                      8,572         8,699
                                      8,508         8,635
             Jun 30, 2002             7,906         8,019
                                      7,282         7,394
                                      7,335         7,443
                                      6,532         6,634
                                      7,113         7,218
                                      7,525         7,643
             Dec 31, 2002             7,090         7,193

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT 500 STOCK INDEX FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                               CLASS I SHARES         CLASS II SHARES
One Year                           -22.4%                 -22.2%
Three Years                        -14.9%                 -14.8%
Five Years                          -1.0%                  -0.8%
Since Inception                      1.7%                   1.9%

Inception Date                  June 2, 1997           June 2, 1997
Offering Date                   March 1, 1999          April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT BROAD MARKET INDEX FUND

     VANTAGEPOINT BROAD MARKET INDEX FUND CLASS I VS. WILSHIRE 5000 INDEX:
     GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                   VANTAGEPOINT        WILSHIRE
                                   BROAD MARKET       5000 INDEX
                                    INDEX FUND       (NO FEES OR
                                      CLASS I         EXPENSES)
              Mar 1, 1999             10,000           10,000
             Mar 31, 1999             10,390           10,386
                                      10,880           10,884
                                      10,660           10,645
             Jun 30, 1999             11,220           11,197
                                      10,870           10,838
                                      10,770           10,737
             Sep 30, 1999             10,510           10,456
                                      11,150           11,121
                                      11,520           11,493
             Dec 31, 1999             12,407           12,366
                                      11,888           11,853
                                      12,173           12,118
             Mar 31, 2000             12,904           12,838
                                      12,224           12,169
                                      11,817           11,744
             Jun 30, 2000             12,356           12,262
                                      12,132           12,012
                                      13,016           12,884
             Sep 30, 2000             12,356           12,283
                                      12,081           12,022
                                      10,882           10,826
             Dec 31, 2000             11,069           11,019
                                      11,494           11,441
                                      10,373           10,356
             Mar 31, 2001              9,644            9,659
                                      10,449           10,454
                                      10,547           10,558
             Jun 30, 2001             10,362           10,381
                                      10,177           10,209
                                       9,567            9,591
             Sep 30, 2001              8,686            8,730
                                       8,902            8,952
                                       9,590            9,637
             Dec 31, 2001              9,756            9,810
                                       9,601            9,688
                                       9,390            9,489
             Mar 31, 2002              9,800            9,904
                                       9,301            9,420
                                       9,202            9,310
             Jun 30, 2002              8,548            8,655
                                       7,849            7,957
                                       7,893            8,003
             Sep 30, 2002              7,106            7,200
                                       7,638            7,751
                                       8,104            8,218
             Dec 31, 2002              7,646            7,763

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT BROAD MARKET INDEX FUND CLASS II VS. WILSHIRE 5000 INDEX:
     GROWTH OF $10,000 INVESTED APRIL 5, 1999

[CHART]

                                     VANTAGEPOINT         WILSHIRE
                                     BROAD MARKET        5000 INDEX
                                       INDEX FUND        (NO FEES OR
                                       CLASS II           EXPENSES)
              Apr 5, 1999                10,000            10,000
                                         10,410            10,479
                                         10,210            10,250
             Jun 30, 1999                10,750            10,780
                                         10,410            10,435
                                         10,320            10,338
                                         10,070            10,067
                                         10,690            10,708
                                         11,040            11,066
             Dec 31, 1999                11,901            11,907
                                         11,402            11,412
                                         11,677            11,668
                                         12,380            12,361
                                         11,728            11,717
                                         11,341            11,308
             Jun 30, 2000                11,850            11,806
                                         11,646            11,566
                                         12,492            12,405
                                         11,870            11,826
                                         11,595            11,575
                                         10,454            10,424
             Dec 31, 2000                10,628            10,609
                                         11,046            11,016
                                          9,958             9,971
                                          9,265             9,300
                                         10,046            10,065
                                         10,134            10,165
             Jun 30, 2001                 9,958             9,995
                                          9,782             9,830
                                          9,199             9,235
                                          8,353             8,405
                                          8,562             8,619
                                          9,225             9,278
             Dec 31, 2001                 9,382             9,445
                                          9,236             9,328
                                          9,044             9,136
                                          9,438             9,536
                                          8,966             9,070
                                          8,865             8,964
             Jun 30, 2002                 8,235             8,334
                                          7,561             7,661
                                          7,605             7,706
                                          6,842             6,933
                                          7,370             7,463
                                          7,809             7,913
             Dec 31, 2002                 7,374             7,475

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT BROAD MARKET INDEX FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                               CLASS I SHARES          CLASS II SHARES
One Year                           -21.6%                  -21.4%
Three Years                        -14.9%                  -14.7%
Five Years                          -1.4%                   -1.2%
Ten Years                            8.6%                    8.9%

Inception Date                 October 1, 1994         October 1, 1994
Offering Date                   March 1, 1999           April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND

     VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS I VS. WILSHIRE 4500 INDEX:
     GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                  VANTAGEPOINT        WILSHIRE 4500
                                    MID/SMALL             INDEX
                                  COMPANY INDEX        (NO FEES OR
                                  FUND CLASS I           EXPENSES)
              Mar 1, 1999             10,000               10,000
             Mar 31, 1999             10,370               10,390
                                      11,190               11,219
                                      11,140               11,122
             Jun 30, 1999             11,610               11,589
                                      11,230               11,238
                                      10,980               10,959
                                      10,870               10,874
                                      11,430               11,430
                                      12,370               12,394
             Dec 31, 1999             14,090               14,102
                                      13,888               13,933
                                      16,024               16,101
                                      15,457               15,505
                                      13,655               13,640
                                      12,663               12,633
             Jun 30, 2000             14,191               14,151
                                      13,817               13,749
                                      15,345               15,283
                                      14,718               14,661
                                      13,534               13,463
                                      11,266               11,172
             Dec 31, 2000             11,990               11,879
                                      12,626               12,525
                                      11,093               11,003
                                      10,061                9,993
                                      11,125               11,050
                                      11,375               11,312
             Jun 30, 2001             11,500               11,403
                                      10,958               10,876
                                      10,416               10,347
                                       9,050                9,016
                                       9,512                9,489
                                      10,263               10,226
             Dec 31, 2001             10,803               10,774
                                      10,602               10,571
                                      10,295               10,272
                                      10,993               10,968
                                      10,877               10,861
                                      10,623               10,620
             Jun 30, 2002              9,893                9,898
                                       8,941                8,938
                                       8,972                8,990
                                       8,359                8,384
                                       8,634                8,659
                                       9,205                9,257
             Dec 31, 2002              8,814                8,867

Source for Benchmark Returns:  Ibbotson Associates

     VANTAGEPOINT MID/SMALL COMPANY INDEX FUND CLASS II VS. WILSHIRE 4500 INDEX:
     GROWTH OF $10,000 INVESTED APRIL 5, 1999

[CHART]

                                 VANTAGEPOINT      WILSHIRE 4500
                                   MID/SMALL          INDEX
                                 COMPANY INDEX      (NO FEES OR
                                 FUND CLASS II       EXPENSES)
              Apr 5, 1999            10,000          10,000
                                     10,760          10,798
                                     10,720          10,704
             Jun 30, 1999            11,170          11,154
                                     10,810          10,816
                                     10,560          10,547
                                     10,460          10,465
                                     11,000          11,000
                                     11,910          11,929
             Dec 31, 1999            13,564          13,572
                                     13,371          13,410
                                     15,431          15,496
                                     14,883          14,923
                                     13,158          13,128
                                     12,194          12,159
             Jun 30, 2000            13,675          13,619
                                     13,320          13,232
                                     14,791          14,709
                                     14,183          14,110
                                     13,057          12,958
                                     10,865          10,752
             Dec 31, 2000            11,563          11,433
                                     12,182          12,055
                                     10,703          10,590
                                      9,706           9,618
                                     10,734          10,635
                                     10,976          10,887
             Jun 30, 2001            11,102          10,975
                                     10,587          10,467
                                     10,062           9,958
                                      8,751           8,678
                                      9,187           9,133
                                      9,924           9,842
             Dec 31, 2001            10,447          10,370
                                     10,255          10,174
                                      9,955           9,886
                                     10,628          10,556
                                     10,521          10,453
                                     10,275          10,222
             Jun 30, 2002             9,570           9,526
                                      8,651           8,602
                                      8,673           8,652
                                      8,096           8,069
                                      8,353           8,334
                                      8,919           8,909
             Dec 31, 2002             8,534           8,534

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT MID/SMALL COMPANY INDEX FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                               CLASS I SHARES        CLASS II SHARES
One Year                           -18.4%                -18.3%
Three Years                        -14.5%                -14.3%
Five Years                          -2.2%                 -2.0%
Since Inception                      1.0%                  1.2%

Inception Date                   June 2, 1997          June 2, 1997
Offering Date                   March 1, 1999         April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND


     VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS I VS. MSCI EAFE FREE INDEX:
     GROWTH OF $10,000 INVESTED MARCH 1, 1999

[CHART]

                                    VANTAGEPOINT      MSCI EAFE FREE
                                      OVERSEAS            INDEX
                                    EQUITY INDEX       (NO FEES OR
                                    FUND CLASS I        EXPENSES)
              Mar 1, 1999               10,000           10,000
             Mar 31, 1999               10,420           10,415
                                        10,840           10,843
                                        10,270           10,279
             Jun 30, 1999               10,650           10,678
                                        10,950           10,998
                                        11,000           11,038
                                        11,100           11,151
                                        11,520           11,571
                                        11,920           11,975
             Dec 31, 1999               13,003           13,052
                                        12,075           12,225
                                        12,371           12,556
                                        12,850           13,045
                                        12,157           12,361
                                        11,963           12,062
             Jun 30, 2000               12,330           12,536
                                        11,831           12,013
                                        11,922           12,120
                                        11,351           11,532
                                        11,096           11,262
                                        10,658           10,842
             Dec 31, 2000               11,025           11,230
                                        11,025           11,225
                                        10,176           10,384
                                         9,501            9,696
                                        10,154           10,376
                                         9,795           10,019
             Jun 30, 2001                9,392            9,613
                                         9,218            9,438
                                         8,978            9,201
                                         8,130            8,271
                                         8,281            8,483
                                         8,580            8,796
             Dec 31, 2001                8,625            8,849
                                         8,170            8,379
                                         8,203            8,438
                                         8,691            8,899
                                         8,702            8,963
                                         8,813            9,085
             Jun 30, 2002                8,458            8,727
                                         7,616            7,866
                                         7,583            7,850
                                         6,773            7,009
                                         7,117            7,386
                                         7,438            7,722
             Dec 31, 2002                7,182            7,463

Source for Benchmark Returns:  Ibbotson Associates


     VANTAGEPOINT OVERSEAS EQUITY INDEX FUND CLASS II VS. MSCI EAFE FREE INDEX:
     GROWTH OF $10,000 INVESTED APRIL 5, 1999

[CHART]

                                        MSCI
                     VANTAGEPOINT     EAFE FREE
                       OVERSEAS         INDEX
                     EQUITY INDEX    (NO FEES OR
                     FUND CLASS II     EXPENSES)
 Apr 5, 1999            10,000          10,000
Apr 30, 1999            10,380          10,411
                         9,840           9,870
Jun 30, 1999            10,200          10,252
                        10,500          10,559
                        10,530          10,598
                        10,630          10,707
                        11,030          11,109
                        11,410          11,497
Dec 31, 1999            12,459          12,531
                        11,570          11,737
                        11,856          12,055
                        12,316          12,525
                        11,662          11,868
                        11,468          11,581
Jun 30, 2000            11,826          12,036
                        11,345          11,534
                        11,437          11,637
                        10,896          11,072
                        10,640          10,813
                        10,221          10,410
Dec 31, 2000            10,588          10,782
                        10,588          10,777
                         9,776           9,970
                         9,127           9,310
                         9,754           9,963
                         9,413           9,619
Jun 30, 2001             9,018           9,229
                         8,853           9,062
                         8,633           8,834
                         7,765           7,942
                         7,957           8,145
                         8,249           8,445
Dec 31, 2001             8,305           8,496
                         7,856           8,045
                         7,901           8,102
                         8,360           8,544
                         8,371           8,606
                         8,484           8,723
Jun 30, 2002             8,147           8,379
                         7,327           7,552
                         7,304           7,537
                         6,519           6,729
                         6,856           7,092
                         7,170           7,414
Dec 31, 2002             6,925           7,166

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT OVERSEAS EQUITY INDEX FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

                               CLASS I SHARES       CLASS II SHARES
One Year                           -16.7%               -16.6%
Three Years                        -18.0%               -17.8%
Five Years                          -3.5%                -3.3%
Since Inception                     -4.0%                -3.8%

Inception Date                   June 2, 1997         June 2, 1997
Offering Date                   March 1, 1999        April 5, 1999

Prior to March 1, 1999, the Fund existed as an unregistered commingled fund.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The market index shown above is unmanaged and does not reflect the costs of portfolio management or trading. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND

The Vantagepoint Model Portfolio Savings Oriented Fund is designed to pursue conservation of principal, reasonable current income and modest profits without undue risk. It attempts to achieve those objectives by emphasizing stable value and fixed income (bond) investments (75 percent) with the remainder invested in funds featuring holdings in larger company stocks (20 percent) and international equities (5 percent). This Fund is designed for conservative investors who seek a diversified portfolio. Its 25 percent investment in equity securities has historically provided growth as well as inflation protection.

PERFORMANCE

The Vantagepoint Model Portfolio Savings Oriented Fund returned -1.4% for the year, outperforming the -3.0% posted by its custom composite benchmark.

The Fund invests in five other Vantagepoint Funds: the Vantagepoint Income Preservation Fund (65 percent), the Vantagepoint US Government Securities Fund (10 percent), the Vantagepoint Equity Income Fund (10 percent), the Vantagepoint Growth & Income Fund (10 percent) and the Vantagepoint International Fund (5 percent).

COMMENTARY

The Fund generated positive performance from its allocation to stable value and fixed income securities. The Vantagepoint Income Preservation Fund and the Vantagepoint US Government Securities Fund positively contributed to the Fund's total return.

Because the stock market drop was so pervasive, the Fund's equity holdings - the Vantagepoint Equity Income Fund, the Vantagepoint Growth & Income Fund and the Vantagepoint International Fund - more than offset the positive fixed income returns.

This was the first year since the Fund's creation in February 1995 that the return was negative.

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND VS. BLENDED BENCHMARK AND LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

                                            BLENDED
                                        BENCHMARK: 65%
                                       30-DAY T-BILL/10%
                                       LEHMAN BROTHERS
                                          AGGREGATE           LEHMAN
                       VANTAGEPOINT        BOND/20%          BROTHERS
                          MODEL        WILSHIRE 5000/5%     AGGREGATE
                        PORTFOLIO           MSCI              BOND
                         SAVINGS            EAFE              INDEX
                        ORIENTED        (NO FEES OR        (NO FEES OR
                         FUND             EXPENSES)          EXPENSES)
 Dec 4, 2000             10,000            10,000            10,000
Dec 31, 2000             10,146            10,105            10,186
                         10,235            10,234            10,352
                         10,166            10,035            10,442
                         10,097             9,899            10,494
                         10,267            10,118            10,450
                         10,332            10,148            10,513
Jun 30, 2001             10,304            10,116            10,553
                         10,344            10,116            10,789
                         10,292            10,013            10,913
                         10,105             9,812            11,040
                         10,190             9,909            11,271
                         10,354            10,076            11,115
Dec 31, 2001             10,431            10,119            11,044
                         10,408            10,084            11,133
                         10,431            10,065            11,241
                         10,554            10,172            11,055
                         10,513            10,106            11,269
                         10,531            10,108            11,365
Jun 30, 2002             10,386             9,963            11,464
                         10,204             9,775            11,603
                         10,250             9,811            11,799
                         10,036             9,586            11,990
                         10,199             9,763            11,935
                         10,382             9,910            11,931
Dec 31, 2002             10,289             9,811            12,178

Source for Benchmark Returns:  Ibbotson Associates

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND VS. BLENDED BENCHMARK AND LEHMAN BROTHERS AGGREGATE BOND INDEX: GROWTH OF $10,000 INVESTED FEBRUARY 9, 1995

                                                  BLENDED
                                              BENCHMARK: 65%
                                             30-DAY T-BILL/10%
                                              LEHMAN BROTHERS
                                                 AGGREGATE           LEHMAN
                       VANTAGEPOINT               BOND/20%           BROTHERS
                          MODEL               WILSHIRE 5000/5%      AGGREGATE
                        PORTFOLIO                   MSCI              BOND
                         SAVINGS                    EAFE              INDEX
                        ORIENTED                (NO FEES OR       (NO FEES OR
                          FUND                    EXPENSES)         EXPENSES)
 Feb 9, 1995              10,000                   10,000            10,000
                          10,033                   10,128            10,238
                          10,085                   10,250            10,300
                          10,208                   10,364            10,445
                          10,370                   10,504            10,849
                          10,413                   10,602            10,928
                          10,516                   10,751            10,904
                          10,588                   10,798            11,036
                          10,741                   10,931            11,143
                          10,774                   10,943            11,288
                          10,927                   11,097            11,457
Dec 31, 1995              11,070                   11,207            11,618
                          11,183                   11,308            11,694
                          11,206                   11,358            11,491
                          11,249                   11,416            11,410
                          11,292                   11,517            11,346
                          11,375                   11,599            11,324
                          11,459                   11,629            11,475
                          11,411                   11,524            11,506
                          11,494                   11,628            11,487
                          11,658                   11,821            11,687
                          11,792                   11,907            11,946
                          12,026                   12,140            12,151
Dec 31, 1996              12,039                   12,130            12,038
                          12,183                   12,278            12,075
                          12,296                   12,321            12,105
                          12,239                   12,235            11,971
                          12,373                   12,398            12,150
                          12,598                   12,666            12,266
                          12,772                   12,863            12,412
                          12,997                   13,142            12,747
                          12,889                   13,018            12,638
                          13,145                   13,265            12,825
                          13,118                   13,181            13,011
                          13,292                   13,301            13,071
Dec 31, 1997              13,447                   13,410            13,203
                          13,521                   13,510            13,372
                          13,716                   13,784            13,362
                          13,921                   13,983            13,407
                          13,945                   14,068            13,477
                          13,928                   14,041            13,605
                          14,023                   14,194            13,720
                          14,026                   14,179            13,749
                          13,727                   13,712            13,973
                          14,013                   13,944            14,300
                          14,320                   14,246            14,224
                          14,516                   14,498            14,306
Dec 31, 1998              14,681                   14,752            14,348
                          14,715                   14,903            14,450
                          14,638                   14,786            14,197
                          14,783                   14,980            14,276
                          15,023                   15,195            14,321
                          14,990                   15,110            14,195
                          15,169                   15,330            14,150
                          15,166                   15,286            14,090
                          15,122                   15,299            14,083
                          15,069                   15,283            14,247
                          15,237                   15,550            14,299
                          15,285                   15,718            14,298
Dec 31, 1999              15,403                   16,064            14,229
                          15,248                   15,918            14,182
                          15,144                   16,075            14,354
                          15,585                   16,367            14,543
                          15,612                   16,198            14,501
                          15,771                   16,117            14,494
                          15,737                   16,366            14,796
                          15,835                   16,332            14,930
                          16,084                   16,653            15,147
                          16,091                   16,523            15,242
                          16,198                   16,504            15,343
                          16,135                   16,227            15,594
Dec 31, 2000              16,370                   16,397            15,884
                          16,514                   16,606            16,143
                          16,403                   16,284            16,284
                          16,292                   16,063            16,365
                          16,566                   16,418            16,296
                          16,670                   16,467            16,394
                          16,624                   16,415            16,456
                          16,690                   16,415            16,825
                          16,605                   16,247            17,019
                          16,305                   15,921            17,216
                          16,441                   16,079            17,576
                          16,706                   16,351            17,333
Dec 31, 2001              16,831                   16,420            17,222
                          16,794                   16,364            17,362
                          16,831                   16,332            17,530
                          17,029                   16,506            17,239
                          16,963                   16,400            17,574
                          16,992                   16,402            17,723
                          16,757                   16,167            17,877
                          16,464                   15,862            18,094
                          16,538                   15,920            18,399
                          16,192                   15,556            18,697
                          16,456                   15,842            18,611
                          16,751                   16,081            18,606
Dec 31, 2002              16,600                   15,920            18,991

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO SAVINGS ORIENTED FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002


One Year                       -1.4%

Three Years                     2.6%

Five Years                      4.3%

Since Inception                 6.7%

Fund Inception Date            February 9, 1995

Fund Registration Date         December 4, 2000

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The blended benchmark shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

The Vantagepoint Model Portfolio Conservative Growth Fund has a moderately conservative asset allocation favoring current income with the potential for growth. It attempts to accomplish this by distributing assets between fixed income (60 percent) and equity (40 percent) investments. This Fund is designed for investors seeking a conservative balance between principal preservation and growth. Its 40 percent allocation to equity securities has historically provided modest capital growth.

PERFORMANCE

The Vantagepoint Model Portfolio Conservative Growth Fund returned -6.7% for the year, slightly trailing the -6.5% return posted by its custom composite benchmark.

The Fund invests in seven other Vantagepoint Funds: the Vantagepoint Income Preservation Fund (50 percent), the Vantagepoint Core Bond Index Fund (10 percent), the Vantagepoint Equity Income Fund (10 percent), the Vantagepoint Growth & Income Fund (10 percent), the Vantagepoint Growth Fund (10 percent), the Vantagepoint Aggressive Opportunities Fund (5 percent) and the Vantagepoint International Fund (5 percent).

COMMENTARY

Fixed income securities produced positive returns in 2002, and the Fund benefited from the Vantagepoint Income Preservation Fund and the Vantagepoint Core Bond Index Fund holdings.

However, the steep stock market decline caused the Fund's equity holdings to detract from performance. The Vantagepoint Equity Income Fund, the Vantagepoint Growth & Income Fund, the Vantagepoint Growth Fund, the Vantagepoint Aggressive Opportunities Fund and the Vantagepoint International Fund all posted negative returns because the market decline was broad, affecting virtually all stocks (especially those of growth companies).

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 INDEX:
     GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

                                            BLENDED
                                         BENCHMARK: 50% 30-
                                         DAY T-BILL/10%
                                         LEHMAN BROTHERS          LEHMAN
                                            AGGREGATE            BROTHERS
                        VANTAGEPOINT     BOND/35% WILSHIRE       AGGREGATE       WILSHIRE
                        MODEL             5000/5% MSCI             BOND           5000
                        PORTFOLIO             EAFE                INDEX           INDEX
                        CONSERVATIVE      (NO FEES OR          (NO FEES OR     (NO FEES OR
                        GROWTH FUND         EXPENSES)            EXPENSES)       EXPENSES)
 Dec 4, 2000             10,000              10,000               10,000          10,000
Dec 31, 2000             10,219              10,124               10,186          10,178
                         10,388              10,303               10,352          10,568
                         10,096               9,951               10,442           9,566
                          9,869               9,709               10,494           8,922
                         10,224              10,038               10,450           9,656
                         10,285              10,078               10,513           9,752
Jun 30, 2001             10,244              10,016               10,553           9,589
                         10,211               9,987               10,789           9,430
                         10,030               9,790               10,913           8,860
                          9,626               9,458               11,040           8,064
                          9,815               9,584               11,271           8,269
                         10,119               9,854               11,115           8,901
Dec 31, 2001             10,229               9,919               11,044           9,061
                         10,167               9,865               11,133           8,949
                         10,105               9,813               11,241           8,765
                         10,310               9,981               11,055           9,148
                         10,171               9,841               11,269           8,702
                         10,143               9,823               11,365           8,599
Jun 30, 2002              9,863               9,576               11,464           7,995
                          9,544               9,278               11,603           7,350
                          9,587               9,318               11,799           7,393
                          9,245               8,962               11,990           6,651
                          9,487               9,229               11,935           7,160
                          9,735               9,449               11,931           7,591
Dec 31, 2002              9,548               9,276               12,178           7,171

Source for Benchmark Returns:  Ibbotson Associates

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 INDEX:
     GROWTH OF $10,000 INVESTED APRIL 1, 1996

                                            BLENDED
                                         BENCHMARK: 50% 30-
                                         DAY T-BILL/10%
                                         LEHMAN BROTHERS          LEHMAN
                                            AGGREGATE            BROTHERS
                        VANTAGEPOINT     BOND/35% WILSHIRE       AGGREGATE       WILSHIRE
                        MODEL             5000/5% MSCI             BOND           5000
                        PORTFOLIO             EAFE                INDEX           INDEX
                        CONSERVATIVE      (NO FEES OR          (NO FEES OR     (NO FEES OR
                        GROWTH FUND         EXPENSES)            EXPENSES)       EXPENSES)

 Apr 1, 1996             10,000              10,000               10,000          10,000
                         10,023              10,118                9,944          10,247
                         10,126              10,225                9,924          10,527
                         10,179              10,233               10,057          10,441
                         10,042              10,051               10,084           9,877
                         10,175              10,184               10,067          10,193
                         10,389              10,427               10,242          10,736
                         10,512              10,518               10,470          10,886
                         10,806              10,823               10,649          11,607
Dec 31, 1996             10,809              10,788               10,550          11,477
                         10,993              10,999               10,582          12,091
                         11,076              11,030               10,609          12,085
                         10,959              10,873               10,491          11,551
                         11,123              11,082               10,648          12,055
                         11,427              11,431               10,750          12,909
                         11,652              11,681               10,877          13,502
                         11,987              12,061               11,171          14,540
                         11,840              11,872               11,076          13,993
                         12,165              12,195               11,240          14,819
                         12,058              12,049               11,403          14,325
                         12,253              12,210               11,456          14,794
Dec 31, 1997             12,427              12,336               11,571          15,068
                         12,461              12,430               11,719          15,150
                         12,767              12,810               11,710          16,252
                         13,043              13,084               11,750          17,066
                         13,057              13,179               11,811          17,268
                         12,970              13,092               11,923          16,809
                         13,095              13,296               12,025          17,398
                         13,038              13,230               12,050          17,017
                         12,417              12,477               12,246          14,367
                         12,794              12,801               12,533          15,305
                         13,221              13,216               12,466          16,444
                         13,538              13,569               12,537          17,480
Dec 31, 1998             13,896              13,929               12,575          18,598
                         14,011              14,141               12,664          19,282
                         13,823              13,945               12,443          18,583
                         14,050              14,200               12,511          19,300
                         14,401              14,498               12,551          20,225
                         14,308              14,362               12,441          19,782
                         14,599              14,674               12,401          20,806
                         14,536              14,553               12,349          20,139
                         14,432              14,536               12,343          19,952
                         14,349              14,455               12,486          19,430
                         14,630              14,838               12,532          20,666
                         14,769              15,064               12,531          21,358
Dec 31, 1999             15,130              15,558               12,471          22,980
                         14,865              15,310               12,429          22,026
                         14,893              15,502               12,580          22,519
                         15,466              15,912               12,746          23,857
                         15,362              15,612               12,709          22,614
                         15,451              15,440               12,703          21,824
                         15,519              15,772               12,967          22,787
                         15,567              15,679               13,085          22,322
                         15,998              16,146               13,274          23,942
                         15,895              15,895               13,358          22,825
                         15,902              15,813               13,446          22,340
                         15,497              15,299               13,667          20,118
Dec 31, 2000             15,837              15,489               13,921          20,476
                         16,098              15,763               14,148          21,261
                         15,645              15,224               14,271          19,244
                         15,294              14,854               14,342          17,949
                         15,843              15,357               14,282          19,426
                         15,939              15,418               14,368          19,619
                         15,875              15,324               14,422          19,290
                         15,824              15,279               14,745          18,972
                         15,543              14,977               14,915          17,824
                         14,917              14,469               15,088          16,223
                         15,210              14,663               15,403          16,635
                         15,682              15,075               15,191          17,908
Dec 31, 2001             15,851              15,176               15,094          18,229
                         15,756              15,092               15,216          18,003
                         15,660              15,013               15,363          17,633
                         15,976              15,270               15,108          18,405
                         15,762              15,055               15,402          17,506
                         15,718              15,027               15,532          17,300
                         15,284              14,651               15,668          16,084
                         14,791              14,194               15,857          14,786
                         14,857              14,255               16,125          14,873
                         14,327              13,712               16,386          13,380
                         14,702              14,119               16,311          14,404
                         15,086              14,457               16,306          15,272
Dec 31, 2002             14,796              14,191               16,644          14,426

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -6.7%

Three Years                    -0.7%

Five Years                      3.6%

Since Inception                 6.0%

Fund Inception Date            April 1, 1996

Fund Registration Date         December 4, 2000

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The blended benchmark shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND

The Vantagepoint Model Portfolio Traditional Growth Fund seeks to offer moderate capital growth and reasonable current income. The Fund's asset allocation is based on the traditional definition of a balanced portfolio: 60 percent allocated to equity and 40 percent to fixed income investments. This asset mix is designed to provide the benefit of the higher returns expected from stocks while the income generated by fixed income securities should dampen volatility. The Fund allocates 60 percent of assets to equity funds and 40 percent to fixed income funds, designed for investors seeking moderate growth with some current income.

PERFORMANCE

The Vantagepoint Model Portfolio Traditional Growth Fund posted a -12.6% return for the year, trailing the -10.8% return posted by its custom composite benchmark.

The Fund invests in seven other Vantagepoint Funds: the Vantagepoint Income Preservation Fund (30 percent), the Vantagepoint Core Bond Index Fund (10 percent), the Vantagepoint Equity Income Fund (10 percent), the Vantagepoint Growth & Income Fund (15 percent), the Vantagepoint Growth Fund (15 percent), the Vantagepoint Aggressive Opportunities Fund (10 percent) and the Vantagepoint International Fund (10 percent).

COMMENTARY

Fixed income securities produced positive returns in 2002, and the Fund benefited from the Vantagepoint Income Preservation Fund and the Vantagepoint Core Bond Index Fund holdings.

However, the steep stock market decline caused the Fund's equity holdings to detract from performance. The Vantagepoint Equity Income Fund, the Vantagepoint Growth & Income Fund, the Vantagepoint Growth Fund, the Vantagepoint Aggressive Opportunities Fund and the Vantagepoint International Fund all posted negative returns because the market decline was broad, affecting virtually all stocks (especially those of growth companies).

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

                                           BLENDED
                                         BENCHMARK: 30%
                                       30-DAY T-BILL/10%
                                        LEHMAN BROTHERS
                                          AGGREGATE         LEHMAN
                                           BOND/50%        BROTHERS
                        VANTAGEPOINT       WILSHIRE       AGGREGATE
                           MODEL         5000/10% MSCI      BOND         WILSHIRE 5000
                         PORTFOLIO           EAFE           INDEX           INDEX
                        TRADITIONAL      (NO FEES OR     (NO FEES OR     (NO FEES OR
                         GROWTH FUND       EXPENSES)       EXPENSES)       EXPENSES)
 Dec 4, 2000             10,000            10,000          10,000          10,000
Dec 31, 2000             10,307            10,159          10,186          10,178
                         10,541            10,386          10,352          10,568
                         10,027             9,836          10,442           9,566
                          9,634             9,457          10,494           8,922
                         10,169             9,920          10,450           9,656
                         10,215             9,951          10,513           9,752
Jun 30, 2001             10,140             9,839          10,553           9,589
                         10,031             9,771          10,789           9,430
                          9,722             9,471          10,913           8,860
                          9,086             8,969          11,040           8,064
                          9,345             9,131          11,271           8,269
                          9,781             9,506          11,115           8,901
Dec 31, 2001              9,934             9,595          11,044           9,061
                          9,800             9,496          11,133           8,949
                          9,667             9,418          11,241           8,765
                          9,969             9,664          11,055           9,148
                          9,741             9,458          11,269           8,702
                          9,677             9,427          11,365           8,599
Jun 30, 2002              9,256             9,071          11,464           7,995
                          8,775             8,630          11,603           7,350
                          8,800             8,672          11,799           7,393
                          8,310             8,162          11,990           6,651
                          8,636             8,518          11,935           7,160
                          8,953             8,816          11,931           7,591
Dec 31, 2002              8,678             8,564          12,178           7,171

Source for Benchmark Returns:  Ibbotson Associates

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND VS. BLENDED BENCHMARK, LEHMAN BROTHERS AGGREGATE BOND INDEX AND WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1996

                                           BLENDED
                                         BENCHMARK: 30%
                                       30-DAY T-BILL/10%
                                        LEHMAN BROTHERS
                                          AGGREGATE         LEHMAN
                                           BOND/50%        BROTHERS
                        VANTAGEPOINT       WILSHIRE       AGGREGATE
                           MODEL         5000/10% MSCI      BOND         WILSHIRE 5000
                         PORTFOLIO           EAFE           INDEX           INDEX
                        TRADITIONAL      (NO FEES OR     (NO FEES OR     (NO FEES OR
                         GROWTH FUND       EXPENSES)       EXPENSES)       EXPENSES)
                          10,000            10,000         10,000           10,000
 Apr 1, 1996              10,074            10,161          9,944           10,247
                          10,207            10,292          9,924           10,527
                          10,231            10,282         10,057           10,441
                           9,984             9,992         10,084            9,877
                          10,178            10,165         10,067           10,193
                          10,463            10,493         10,242           10,736
                          10,597            10,593         10,470           10,886
                          10,981            11,017         10,649           11,607
Dec 31, 1996              10,985            10,946         10,550           11,477
                          11,210            11,219         10,582           12,091
                          11,284            11,251         10,609           12,085
                          11,088            11,009         10,491           11,551
                          11,282            11,286         10,648           12,055
                          11,739            11,787         10,750           12,909
                          12,034            12,150         10,877           13,502
                          12,521            12,685         11,171           14,540
                          12,284            12,357         11,076           13,993
                          12,752            12,826         11,240           14,819
                          12,515            12,549         11,403           14,325
                          12,731            12,762         11,456           14,794
Dec 31, 1997              12,937            12,923         11,571           15,068
                          12,951            13,051         11,719           15,150
                          13,430            13,624         11,710           16,252
                          13,828            14,028         11,750           17,066
                          13,853            14,148         11,811           17,268
                          13,656            13,984         11,923           16,809
                          13,792            14,269         12,025           17,398
                          13,646            14,147         12,050           17,017
                          12,560            12,912         12,246           14,367
                          13,050            13,343         12,533           15,305
                          13,701            13,984         12,466           16,444
                          14,182            14,517         12,537           17,480
Dec 31, 1998              14,761            15,060         12,575           18,598
                          14,959            15,360         12,664           19,282
                          14,600            15,034         12,443           18,583
                          14,979            15,415         12,511           19,300
                          15,505            15,869         12,551           20,225
                          15,331            15,617         12,441           19,782
                          15,826            16,096         12,401           20,806
                          15,682            15,897         12,349           20,139
                          15,529            15,847         12,343           19,952
                          15,416            15,693         12,486           19,430
                          15,880            16,275         12,532           20,666
                          16,203            16,622         12,531           21,358
Dec 31, 1999              17,001            17,417         12,471           22,980
                          16,523            16,961         12,429           22,026
                          16,795            17,239         12,580           22,519
                          17,542            17,865         12,746           23,857
                          17,217            17,326         12,709           22,614
                          17,195            17,006         12,703           21,824
                          17,446            17,504         12,967           22,787
                          17,404            17,294         13,085           22,322
                          18,130            17,988         13,274           23,942
                          17,835            17,520         13,358           22,825
                          17,722            17,334         13,446           22,340
                          16,902            16,462         13,667           20,118
Dec 31, 2000              17,421            16,723         13,921           20,476
                          17,817            17,097         14,148           21,261
                          16,947            16,192         14,271           19,244
                          16,283            15,568         14,342           17,949
                          17,188            16,330         14,282           19,426
                          17,265            16,380         14,368           19,619
                          17,138            16,197         14,422           19,290
                          16,954            16,085         14,745           18,972
                          16,431            15,591         14,915           17,824
                          15,356            14,764         15,088           16,223
                          15,794            15,030         15,403           16,635
                          16,531            15,648         15,191           17,907
Dec 31, 2001              16,790            15,795         15,094           18,229
                          16,564            15,632         15,216           18,003
                          16,338            15,504         15,363           17,633
                          16,850            15,908         15,108           18,405
                          16,464            15,569         15,402           17,506
                          16,355            15,519         15,532           17,300
                          15,644            14,932         15,668           16,084
                          14,832            14,207         15,857           14,786
                          14,873            14,276         16,125           14,873
                          14,045            13,436         16,386           13,380
                          14,597            14,022         16,311           14,404
                          15,133            14,512         16,306           15,272
Dec 31, 2002              14,667            14,097         16,644           14,426

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO TRADITIONAL GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -12.6%

Three Years                     -4.8%

Five Years                       2.5%

Since Inception                  5.8%

Fund Inception Date            April 1, 1996

Fund Registration Date         December 4, 2000

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The blended benchmark shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND

The Vantagepoint Model Portfolio Long-Term Growth Fund seeks to provide long-term growth of capital. This Fund allocates 80 percent to equity and 20 percent to fixed income investments. This allocation can result in considerable growth in capital, but also involves risk of loss in the event of adverse developments. Income generated by fixed income securities should dampen overall volatility.

This Fund is designed for more aggressive investors with a longer investment time horizon.

PERFORMANCE

The Vantagepoint Model Portfolio Long-Term Growth Fund posted a -18.0% return for the year, trailing the -14.2% return posted by its custom composite benchmark.

The Fund invests in seven other Vantagepoint Funds: the Vantagepoint Core Bond Index Fund (20 percent), the Vantagepoint Equity Income Fund (10 percent), the Vantagepoint Growth & Income Fund (20 percent), the Vantagepoint Growth Fund (20 percent), the Vantagepoint Aggressive Opportunities Fund (15 percent), the Vantagepoint Overseas Equity Index Fund (5 percent) and the Vantagepoint International Fund (10 percent).

COMMENTARY

Fixed income securities produced positive returns in 2002, and the Fund benefited from the Vantagepoint Core Bond Index Fund holdings.

However, the steep stock market decline caused the Fund's equity holdings to detract from performance. The Vantagepoint Equity Income Fund, the Vantagepoint Growth & Income Fund, the Vantagepoint Growth Fund, the Vantagepoint Aggressive Opportunities Fund, the Vantagepoint Overseas Equity Index Fund and the Vantagepoint International Fund all posted negative returns because the market decline was broad, affecting virtually all stocks (especially those of growth companies).

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

                                              BLENDED
                                             BENCHMARK:
                                            20% LEHMAN
                                             BROTHERS
                                            AGGREGATE
                                             BOND/65%
                       VANTAGEPOINT          WILSHIRE          WILSHIRE
                          MODEL            5000/15% MSCI         5000
                        PORTFOLIO              EAFE             INDEX
                         LONG-TERM          (NO FEES OR      (NO FEES OR
                        GROWTH FUND          EXPENSES)         EXPENSES)
 Dec 4, 2000             10,000                10,000           10,000
Dec 31, 2000             10,403                10,207           10,178
                         10,708                10,493           10,568
                          9,974                 9,747            9,566
                          9,423                 9,233            8,922
                         10,123                 9,817            9,656
                         10,153                 9,841            9,752
Jun 30, 2001             10,042                 9,682            9,589
                          9,881                 9,595            9,430
                          9,457                 9,203            8,860
                          8,609                 8,548            8,064
                          8,949                 8,758            8,269
                          9,488                 9,217            8,901
Dec 31, 2001              9,659                 9,321            9,061
                          9,462                 9,187            8,949
                          9,271                 9,092            8,765
                          9,639                 9,395            9,148
                          9,337                 9,143            8,702
                          9,246                 9,107            8,599
Jun 30, 2002              8,701                 8,653            7,995
                          8,091                 8,092            7,350
                          8,107                 8,148            7,393
                          7,507                 7,512            6,651
                          7,890                 7,939            7,160
                          8,257                 8,304            7,591
Dec 31, 2002              7,920                 7,998            7,171

Source for Benchmark Returns:  Ibbotson Associates

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED APRIL 1, 1996

                                              BLENDED
                                             BENCHMARK:
                                            20% LEHMAN
                                             BROTHERS
                                            AGGREGATE
                                             BOND/65%
                       VANTAGEPOINT          WILSHIRE          WILSHIRE
                          MODEL            5000/15% MSCI         5000
                        PORTFOLIO              EAFE             INDEX
                         LONG-TERM          (NO FEES OR      (NO FEES OR
                        GROWTH FUND          EXPENSES)         EXPENSES)
                         10,000                10,000           10,000
 Apr 1, 1996             10,264                10,193           10,247
                         10,459                10,343           10,527
                         10,344                10,324           10,441
                          9,898                 9,923            9,877
                         10,212                10,129           10,193
                         10,618                10,556           10,736
                         10,693                10,683           10,886
                         11,179                11,244           11,607
Dec 31, 1996             11,144                11,119           11,477
                         11,420                11,455           12,091
                         11,344                11,486           12,085
                         11,028                11,137           11,551
                         11,254                11,495           12,055
                         11,923                12,159           12,909
                         12,330                12,652           13,502
                         13,040                13,384           14,540
                         12,724                12,884           13,993
                         13,354                13,525           14,819
                         12,876                13,116           14,325
                         12,963                13,388           14,794
Dec 31, 1997             13,069                13,594           15,068
                         13,095                13,770           15,150
                         13,858                14,553           16,252
                         14,379                15,104           17,066
                         14,537                15,254           17,268
                         14,170                15,009           16,809
                         14,338                15,394           17,398
                         14,000                15,205           17,017
                         12,083                13,434           14,367
                         12,625                14,006           15,305
                         13,411                14,888           16,444
                         14,116                15,629           17,480
Dec 31, 1998             15,012                16,381           18,598
                         15,373                16,789           19,282
                         14,710                16,276           18,583
                         15,316                16,804           19,300
                         16,006                17,441           20,225
                         15,691                17,028           19,782
                         16,453                17,691           20,806
                         16,188                17,386           20,139
                         16,076                17,289           19,952
                         16,066                17,063           19,430
                         16,807                17,877           20,666
                         17,619                18,359           21,358
Dec 31, 1999             19,294                19,496           22,980
                         18,532                18,772           22,026
                         19,659                19,167           22,519
                         20,268                20,069           23,857
                         19,344                19,220           22,614
                         18,816                18,712           21,824
                         19,800                19,437           22,787
                         19,414                19,093           22,322
                         20,612                20,074           23,942
                         19,911                19,345           22,825
                         19,647                19,035           22,340
                         18,387                17,760           20,118
Dec 31, 2000             19,128                18,127           20,476
                         19,689                18,637           21,261
                         18,340                17,311           19,244
                         17,327                16,399           17,949
                         18,613                17,435           19,426
                         18,668                17,478           19,619
                         18,465                17,195           19,290
                         18,169                17,041           18,972
                         17,389                16,345           17,824
                         15,829                15,181           16,223
                         16,454                15,554           16,635
                         17,446                16,370           17,908
Dec 31, 2001             17,761                16,555           18,229
                         17,399                16,316           18,003
                         17,047                16,147           17,633
                         17,724                16,685           18,405
                         17,167                16,239           17,506
                         17,001                16,175           17,300
                         16,000                15,369           16,084
                         14,878                14,372           14,786
                         14,906                14,471           14,873
                         13,803                13,341           13,380
                         14,507                14,101           14,404
                         15,183                14,748           15,272
Dec 31, 2002             14,562                14,204           14,426

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO LONG-TERM GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -18.0%

Three Years                     -9.0%

Five Years                       2.2%

Since Inception                  5.7%

Fund Inception Date            April 1, 1996

Fund Registration Date         December 4, 2000

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The blended benchmark shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

The Vantagepoint Model Portfolio All-Equity Growth Fund seeks to offer high long-term capital growth. The Fund allocates 100 percent of assets to equity investments, which can result in considerable growth of capital, but also involves risk of loss in the event of adverse developments. This Fund is expected to have the same degree of volatility as the stock market.

This Fund invests 100 percent of its assets in equity securities and, therefore, is designed for stock investors with a long investment time horizon.

PERFORMANCE

The Vantagepoint Model Portfolio All-Equity Growth Fund posted a -24.1% return for the year, trailing the -19.8% return posted by its custom composite benchmark.

The Fund invests in five other Vantagepoint Funds: the Vantagepoint Equity Income Fund (15 percent), the Vantagepoint Growth & Income Fund (20 percent), the Vantagepoint Growth Fund (25 percent), the Vantagepoint Aggressive Opportunities Fund (20 percent) and the Vantagepoint International Fund (20 percent).

COMMENTARY

The steep stock market decline caused the Fund's equity holdings to detract from performance. The Vantagepoint Equity Income Fund, the Vantagepoint Growth & Income Fund, the Vantagepoint Growth Fund, the Vantagepoint Aggressive Opportunities Fund and the Vantagepoint International Fund all posted negative returns because the market decline was broad, affecting virtually all stocks (especially those of growth companies).


[CHART]

     VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED DECEMBER 4, 2000

                                            BLENDED
                                           BENCHMARK:
                       VANTAGEPOINT      80% WILSHIRE
                          MODEL           5000/20% MSCI          WILSHIRE 5000
                      PORTFOLIO ALL-          EAFE                  INDEX
                         EQUITY           (NO FEES OR            (NO FEES OR
                      GROWTH FUND           EXPENSES)              EXPENSES)
 Dec 4, 2000             10,000              10,000                 10,000
Dec 31, 2000             10,469              10,214                 10,178
                         10,836              10,526                 10,568
                          9,878               9,570                  9,566
Mar 31, 2001              9,171               8,928                  8,922
                         10,055               9,641                  9,656
                         10,076               9,651                  9,752
Jun 30, 2001              9,930               9,443                  9,589
                          9,658               9,284                  9,430
                          9,119               8,788                  8,860
Sep 30, 2001              8,058               7,979                  8,064
                          8,398               8,182                  8,269
                          9,069               8,743                  8,901
Dec 31, 2001              9,304               8,901                  9,061
                          9,045               8,718                  8,949
                          8,805               8,587                  8,765
Mar 31, 2002              9,290               8,981                  9,148
                          8,897               8,643                  8,702
                          8,762               8,586                  8,599
Jun 30, 2002              8,106               8,035                  7,995
                          7,358               7,358                  7,350
                          7,348               7,389                  7,393
Sep 30, 2002              6,644               6,638                  6,651
                          7,065               7,116                  7,160
                          7,477               7,523                  7,591
Dec 31, 2002              7,064               7,140                  7,171

Source for Benchmark Returns:  Ibbotson Associates

[CHART]

     VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND VS. BLENDED BENCHMARK AND WILSHIRE 5000 INDEX: GROWTH OF $10,000 INVESTED OCTOBER 1, 2000

                                            BLENDED
                                           BENCHMARK:
                       VANTAGEPOINT      80% WILSHIRE
                          MODEL           5000/20% MSCI          WILSHIRE 5000
                      PORTFOLIO ALL-          EAFE                  INDEX
                         EQUITY           (NO FEES OR            (NO FEES OR
                      GROWTH FUND           EXPENSES)              EXPENSES)
 Oct 1, 2000             10,000              10,000                 10,000
                          9,946               9,783                  9,788
                          9,097               8,932                  8,814
Dec 31, 2000              9,524               9,123                  8,971
                          9,857               9,402                  9,315
                          8,986               8,547                  8,431
Mar 31, 2001              8,343               7,974                  7,864
                          9,147               8,611                  8,511
                          9,167               8,620                  8,595
Jun 30, 2001              9,033               8,434                  8,451
                          8,786               8,293                  8,312
                          8,296               7,849                  7,809
Sep 30, 2001              7,330               7,127                  7,107
                          7,639               7,308                  7,288
                          8,250               7,809                  7,846
Dec 31, 2001              8,464               7,950                  7,987
                          8,228               7,786                  7,887
                          8,010               7,669                  7,725
Mar 31, 2002              8,451               8,022                  8,063
                          8,093               7,720                  7,670
                          7,971               7,668                  7,579
Jun 30, 2002              7,374               7,177                  7,047
                          6,693               6,571                  6,478
                          6,685               6,600                  6,516
Sep 30, 2002              6,044               5,928                  5,862
                          6,427               6,355                  6,311
                          6,802               6,720                  6,691
Dec 31, 2002              6,426               6,377                  6,320

Source for Benchmark Returns:  Ibbotson Associates

VANTAGEPOINT MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2002

One Year                       -24.1%

Since Inception                -17.9%

Fund Inception Date            October 1, 2000

Fund Registration Date         December 4, 2000

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends. The blended benchmark shown above is unmanaged and does not reflect the costs of portfolio management or trading. The Fund's portfolio may differ significantly from the securities in the market index. Performance information for periods prior to December 4, 2000 represents the performance of the Fund prior to its SEC registration. Please consult the current prospectus carefully prior to investing any money. Vantagepoint securities are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of ICMA-RC, member NASD/SIPC. 1-800-669-7400.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of the Vantagepoint Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Vantagepoint Funds (the "Company") (Collective the "Funds") consisting of Vantagepoint Money Market Fund, Vantagepoint Income Preservation Fund, Vantagepoint US Government Securities Fund, Vantagepoint Asset Allocation Fund, Vantagepoint Equity Income Fund, Vantagepoint Growth & Income Fund, Vantagepoint Growth Fund, Vantagepoint Aggressive Opportunities Fund, Vantagepoint International Fund, Vantagepoint Core Bond Index Fund, Vantagepoint 500 Stock Index Fund, Vantagepoint Broad Market Index Fund, Vantagepoint Mid/Small Company Index Fund, Vantagepoint Overseas Equity Index Fund, Vantagepoint Model Portfolio Savings Oriented Fund, Vantagepoint Model Portfolio Conservative Growth Fund, Vantagepoint Model Portfolio Traditional Growth Fund, Vantagepoint Model Portfolio Long-Term Growth Fund, and Vantagepoint Model Portfolio All-Equity Growth Fund as of December 31, 2002, and the related statements of operations for the year then ended and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2000 were audited by other auditors whose report dated February 12, 2001, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of aforementioned funds as of December 31, 2002, the results of their operations for the year then ended, changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
February 12, 2003

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF ASSETS & LIABILITIES
                                DECEMBER 31, 2002

                                                                                          US
                                                       MONEY           INCOME         GOVERNMENT        ASSET           EQUITY
                                                       MARKET       PRESERVATION      SECURITIES      ALLOCATION        INCOME
                                                   -------------   -------------    -------------   -------------    -------------
ASSETS:
Securities, at market value+                       $ 138,155,700   $ 583,548,609    $ 249,419,662   $ 610,474,944    $ 635,444,102
Cash                                                          --       3,218,542               --       7,902,092        1,605,884
Receivable for:
  Dividends                                                   --              --               --         756,069        1,284,238
  Interest                                                 1,882       3,385,842        2,418,262              --           21,122
  Investments sold                                            --         200,000       13,875,000      55,888,910          175,000
  Fund shares sold                                       152,071          52,709          270,860         155,219          171,520
  Recoverable foreign taxes                                   --              --               --              --              731
  Variation margin on futures contracts                       --              --               --         376,780               --
  When issued securities                                      --       1,182,035               --              --               --
                                                   -------------   -------------    -------------   -------------    -------------
    Total Assets                                     138,309,653     591,587,737      265,983,784     675,554,014      638,702,597
                                                   -------------   -------------    -------------   -------------    -------------
LIABILITIES:
Payable for:
  Investments purchased                                       --       5,396,537        5,596,866              --        1,512,606
  When issued securities                                      --     104,452,911               --              --               --
  Fund shares redeemed                                        --         190,902           33,546          77,860            4,827
  Variation margin on futures contracts                       --          67,594               --              --               --
  Collateral for securities loaned                            --       5,332,490       24,532,500      26,535,524       71,221,315
Administrative services fees                               4,152          11,169            6,751          14,290           12,494
Advisory fees                                             11,997          39,601           20,076          58,047           50,087
Subadviser fees                                               --         253,084           53,370         399,990          594,508
Wrapper agreements                                            --      20,820,846               --              --               --
Other accrued expense                                     61,902         339,170           96,649         312,363          260,848
                                                   -------------   -------------    -------------   -------------    -------------
    Total Liabilities                                     78,051     136,904,304       30,339,758      27,398,074       73,656,685
                                                   -------------   -------------    -------------   -------------    -------------
NET ASSETS                                         $ 138,231,602   $ 454,683,433    $ 235,644,026   $ 648,155,940    $ 565,045,912
                                                   =============   =============    =============   =============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital                                    $ 138,231,602   $ 464,766,435    $ 228,916,823   $ 834,841,097    $ 696,876,035
Net unrealized appreciation (depreciation) on
  investments, futures contracts, foreign
  currency transactions, wrapper agreements
  and written options                                         --      (8,984,877)       5,736,293     (81,008,197)     (74,883,460)
Undistributed net investment income (loss)                    --          26,325           18,586      12,127,455          473,949
Accumulated net realized gain (loss) on
  investments, futures contracts and foreign
  currency transactions                                       --      (1,124,450)         972,324    (117,804,415)     (57,420,612)
                                                   -------------   -------------    -------------   -------------    -------------
NET ASSETS                                         $ 138,231,602   $ 454,683,433    $ 235,644,026   $ 648,155,940    $ 565,045,912
                                                   =============   =============    =============   =============    =============
CAPITAL SHARES:

Net Assets                                         $ 138,231,602   $ 454,683,433    $ 235,644,026   $ 648,155,940    $ 565,045,912
Shares Outstanding                                   138,231,602       4,546,834       21,892,627     118,030,627       94,511,242
Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding)                                     $        1.00   $      100.00    $       10.76   $        5.49    $        5.98
Cost of investments                                $ 138,155,700   $ 572,682,945    $ 243,683,369   $ 688,833,169    $ 710,327,562

----------
 + Includes securities on loan with market
   values of:                                      $          --   $   5,209,726    $  24,031,901   $  25,624,517    $  67,360,994

                       See Notes to Financial Statements.

                                                      GROWTH &                             AGGRESSIVE
                                                       INCOME              GROWTH         OPPORTUNITIES      INTERNATIONAL
                                                   ---------------    ---------------    ---------------    ---------------
ASSETS:
Securities, at market value+                       $   552,906,141    $ 2,284,474,814    $   695,099,686    $   304,847,318
Cash                                                     1,387,662                131                 --                 --
Cash denominated in foreign currencies                          --                 --                 --            113,959
Receivable for:
  Dividends                                                638,291          2,058,878            591,499            291,657
  Interest                                                  43,531             40,078            125,695              9,179
  Investments sold                                         297,904          2,010,783          2,146,887            621,801
  Fund shares sold                                         396,016            251,652            377,840            147,971
  Recoverable foreign taxes                                    606              4,217             11,005            149,627
  Variation margin on futures contracts                         --              2,730                 --                 --
Gross unrealized gain on forward foreign
  currency exchange contracts                                   --              1,550            727,927            538,743
                                                   ---------------    ---------------    ---------------    ---------------
    Total Assets                                       555,670,151      2,288,844,833        699,080,539        306,720,255
                                                   ---------------    ---------------    ---------------    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                    199,845         17,213,144          1,984,284          1,568,670
  Fund shares redeemed                                       1,067            124,740             53,610            344,159
  Collateral for securities loaned                      39,198,537        207,084,894        120,511,328         21,009,206
Foreign cash due to custodian                                   --                 --            898,076                 --
Administrative services fees                                13,495             25,577             12,995              7,750
Advisory fees                                               46,025            185,805             51,174             24,784
Subadviser fees                                            387,779          2,745,726          1,061,050            415,474
Other accrued expense                                      226,808            909,475            281,414            147,560
Gross unrealized loss on forward foreign
  currency exchange contracts                                   --                 --          1,756,518            281,778
                                                   ---------------    ---------------    ---------------    ---------------
    Total Liabilities                                   40,073,556        228,289,361        126,610,449         23,799,381
                                                   ---------------    ---------------    ---------------    ---------------
NET ASSETS                                         $   515,596,595    $ 2,060,555,472    $   572,470,090    $   282,920,874
                                                   ===============    ===============    ===============    ===============
NET ASSETS REPRESENTED BY:
Paid-in capital                                    $   655,891,579    $ 3,272,521,546    $ 1,042,384,110    $   413,675,846
Net unrealized depreciation on investments,
  futures contracts and foreign currency
  transactions                                         (69,132,680)      (215,221,251)       (32,153,070)       (22,529,946)
Undistributed net investment income (loss)                 534,435            120,070         (4,292,555)          (764,222)
Accumulated net realized loss on investments,
  futures contracts and foreign currency
  transactions                                         (71,696,739)      (996,864,893)      (433,468,395)      (107,460,804)
                                                   ---------------    ---------------    ---------------    ---------------
NET ASSETS                                         $   515,596,595    $ 2,060,555,472    $   572,470,090    $   282,920,874
                                                   ===============    ===============    ===============    ===============
CAPITAL SHARES:
Net Assets                                         $   515,596,595    $ 2,060,555,472    $   572,470,090    $   282,920,874
Shares Outstanding                                      71,239,779        328,744,627         91,332,595         41,634,929
Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding)                                     $          7.24    $          6.27    $          6.27    $          6.80
Cost of investments                                $   622,038,821    $ 2,499,637,875    $   726,242,929    $   327,654,613

Cost of cash denominated in foreign currencies     $            --    $            --    $      (889,521)   $       108,428

----------
 + Includes securities on loan with market
   value of:                                       $    37,675,237    $   199,248,177    $   114,679,009    $    19,814,080

                       See Notes to Financial Statements.

                                                                                        BROAD         MID/SMALL        OVERSEAS
                                                     CORE BOND       500 STOCK         MARKET          COMPANY          EQUITY
                                                       INDEX           INDEX            INDEX           INDEX           INDEX
                                                   -------------   -------------    -------------   -------------    -------------
ASSETS:
Securities, at market value*                       $ 534,312,516   $ 205,871,794    $ 379,565,313   $  52,674,927    $  43,082,742
Receivable for:
  Fund shares sold                                       618,189         229,815          204,688          67,516           13,556
                                                   -------------   -------------    -------------   -------------    -------------
    Total Assets                                     534,930,705     206,101,609      379,770,001      52,742,443       43,096,298
                                                   -------------   -------------    -------------   -------------    -------------
LIABILITIES:
Payable for:
  Fund shares redeemed                                    57,314              --               --          23,949            3,745
Administrative services fees                               6,954           3,305            5,342             807              662
Advisory fees                                             23,056           9,178           16,978           2,333            1,861
Other accrued expense                                    155,542          55,150           99,454          15,278           15,915
                                                   -------------   -------------    -------------   -------------    -------------
    Total Liabilities                                    242,866          67,633          121,774          42,367           22,183
                                                   -------------   -------------    -------------   -------------    -------------
NET ASSETS                                         $ 534,687,839   $ 206,033,976    $ 379,648,227   $  52,700,076    $  43,074,115
                                                   =============   =============    =============   =============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital                                    $ 508,562,953   $ 316,360,833    $ 584,803,718   $  84,289,870    $  63,223,028
Net unrealized appreciation (depreciation) on
  investments, futures contracts and foreign
  currency transactions                               24,253,282     (77,987,989)    (155,144,534)    (24,418,406)     (14,013,217)
Undistributed net investment income (loss)               568,891           9,943        5,041,019         450,410         (101,025)
Accumulated net realized gain (loss) on
  investments, futures contracts and foreign
  currency transactions                                1,302,713     (32,348,811)     (55,051,976)     (7,621,798)      (6,034,671)
                                                   -------------   -------------    -------------   -------------    -------------
NET ASSETS                                         $ 534,687,839   $ 206,033,976    $ 379,648,227   $  52,700,076    $  43,074,115
                                                   =============   =============    =============   =============    =============
CAPITAL SHARES:
Net Assets--Class I                                $ 384,323,110   $  85,250,258    $ 190,706,193   $  27,426,995    $  35,412,915
Shares Outstanding--Class I                           36,744,966      12,287,260       27,661,848       3,294,165        5,566,609
Net Asset Value--Class I, offering and
  redemption price per share (net assets divided
  by shares outstanding)                           $       10.46   $        6.94    $        6.89   $        8.33    $        6.36
Net Assets--Class II                               $ 150,364,729   $ 120,783,718    $ 188,942,034   $  25,273,081    $   7,661,200
Shares Outstanding--Class II                          14,332,268      18,285,979       28,881,842       3,164,368        1,269,071
Net Asset Value--Class II, offering and
  redemption price per share
  (net assets divided by shares outstanding)       $       10.49   $        6.61    $        6.54   $        7.99    $        6.04
Cost of investments                                $ 510,059,234   $ 283,422,752    $ 534,338,128   $  77,003,323    $  57,127,481

----------
 * Investment in Master Portfolio (Note 1)

                       See Notes to Financial Statements.

                                                                                  MODEL PORTFOLIOS
                                                   -------------------------------------------------------------------------------
                                                     SAVINGS        CONSERVATIVE     TRADITIONAL      LONG-TERM       ALL-EQUITY
                                                     ORIENTED          GROWTH          GROWTH          GROWTH           GROWTH
                                                   -------------   -------------    -------------   -------------    -------------
ASSETS:
Securities, at market value                        $ 159,512,496   $ 280,810,577    $ 566,598,397   $ 528,752,910    $  54,786,087
Receivable for:
  Investments sold                                       180,251          35,390          219,319          64,839           53,845
  Fund shares sold                                        26,816         105,297            2,919         309,517           35,811
                                                   -------------   -------------    -------------   -------------    -------------
    Total Assets                                     159,719,563     280,951,264      566,820,635     529,127,266       54,875,743
                                                   -------------   -------------    -------------   -------------    -------------
LIABILITIES:
Payable for:
  Investments purchased                                    1,015         105,297            2,812         309,517           14,985
  Fund shares redeemed                                   185,469              --          149,953              --           66,218
Administrative services fees                               3,645           4,396            7,354           7,114              896
Advisory fees                                             13,860          24,639           49,891          46,527            4,807
Other accrued expense                                     19,009          30,364           56,117          53,925            9,748
                                                   -------------   -------------    -------------   -------------    -------------
    Total Liabilities                                    222,998         164,696          266,127         417,083           96,654
                                                   -------------   -------------    -------------   -------------    -------------
NET ASSETS                                         $ 159,496,565   $ 280,786,568    $ 566,554,508   $ 528,710,183    $  54,779,089
                                                   =============   =============    =============   =============    =============
NET ASSETS REPRESENTED BY:
Paid-in capital                                    $ 174,550,299    $337,940,129    $ 730,980,555   $ 730,847,739    $  73,804,194
Net unrealized depreciation on investments            (4,338,958)    (21,025,188)     (97,652,422)   (155,114,491)     (12,852,528)
Undistributed net investment income (loss)               460,646           9,382          713,381              --               --
Accumulated net realized loss on investments         (11,175,422)    (36,137,755)     (67,487,006)    (47,023,065)      (6,172,577)
                                                   -------------   -------------    -------------   -------------    -------------
NET ASSETS                                         $ 159,496,565   $ 280,786,568    $ 566,554,508   $ 528,710,183    $  54,779,089
                                                   =============   =============    =============   =============    =============
CAPITAL SHARES:
Net Assets                                         $ 159,496,565   $ 280,786,568    $ 566,554,508   $ 528,710,183    $  54,779,089
Shares Outstanding                                     7,276,151      14,373,172       32,962,754      34,145,677        3,731,791
Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding)                                     $       21.92   $       19.54    $       17.19   $       15.48    $       14.68

Cost of investments                                $ 163,851,454   $ 301,835,765    $ 664,250,819   $ 683,867,401    $  67,638,615

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                     MONEY            INCOME      US GOVERNMENT      ASSET              EQUITY
                                                     MARKET        PRESERVATION    SECURITIES      ALLOCATION           INCOME
                                                  -------------   -------------   -------------  ---------------   ---------------
INVESTMENT INCOME:
Dividends                                         $   2,437,419   $          --   $          --  $     8,255,257   $    12,565,523
Interest+                                                    --      20,928,064       6,864,007        9,556,498           654,834
Foreign taxes withheld on dividends                          --              --              --          (21,927)          (92,324)
                                                  -------------   -------------   -------------  ---------------   ---------------
Total investment income                               2,437,419      20,928,064       6,864,007       17,789,828        13,128,033
                                                  -------------   -------------   -------------  ---------------   ---------------
EXPENSES:
Subadviser                                              153,095         797,110         169,681        1,716,830         2,538,101
Custodian                                                30,504         167,299          41,393          203,421           127,111
Advisory                                                127,529         431,446         175,420          754,034           614,640
Fund services                                           191,293         647,168         263,130        1,131,051           921,960
Investor services                                       255,057         862,891         350,840        1,508,068         1,229,281
Administration                                           26,182          87,674          35,883          153,332           124,775
Wrapper                                                      --         509,930              --               --                --
Other expenses                                           27,321          94,856          28,538          193,643           128,887
                                                  -------------   -------------   -------------  ---------------   ---------------
Total expenses before reductions and
  reimbursements                                        810,981       3,598,374       1,064,885        5,660,379         5,684,755
Less reductions (Note 8)                                     --              --              --               --          (141,311)
Less reimbursements (Note 3)                            (35,836)             --              --               --                --
                                                  -------------   -------------   -------------  ---------------   ---------------
Total expenses net of reductions and
  reimbursements                                        775,145       3,598,374       1,064,885        5,660,379         5,543,444
                                                  -------------   -------------   -------------  ---------------   ---------------
NET INVESTMENT INCOME                                 1,662,274      17,329,690       5,799,122       12,129,449         7,584,589
                                                  -------------   -------------   -------------  ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) (NOTE 2):
Net realized gain (loss) on sale of
  investments                                                --       1,530,919       2,165,104        2,351,563        (2,081,024)
Net realized gain (loss) on futures
  contracts, foreign currency transactions
  and written options                                        --       2,822,549              --      (16,548,069)               --
Net change in unrealized appreciation
  (depreciation) of investments and wrapper
  agreements                                                 --      (5,805,541)      6,680,131     (129,778,406)     (109,063,573)
Net change in unrealized appreciation
  (depreciation) on futures contracts, foreign
  currency transactions and written options                  --       1,475,271              --       (2,561,400)               --
                                                  -------------   -------------   -------------  ---------------   ---------------
NET GAIN (LOSS)                                              --          23,198       8,845,235     (146,536,312)     (111,144,597)
                                                  -------------   -------------   -------------  ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $   1,662,274   $  17,352,888   $  14,644,357  $  (134,406,863)  $  (103,560,008)
                                                  =============   =============   =============  ===============   ===============

----------
 + Interest income includes securities lending
   income of:                                     $          --   $      11,062   $      69,806  $        94,525   $       174,300

                       See Notes to Financial Statements.

                                                              GROWTH &                           AGGRESSIVE
                                                               INCOME            GROWTH         OPPORTUNITIES     INTERNATIONAL
                                                           ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Dividends                                                  $     6,580,020   $    20,010,738   $     2,736,552   $     6,349,395
Interest+                                                          725,988         1,904,046         1,326,067           471,005
Foreign taxes withheld on dividends                                (38,225)          (64,581)         (101,962)         (794,527)
                                                           ---------------   ---------------   ---------------   ---------------
Total investment income                                          7,267,783        21,850,203         3,960,657         6,025,873
                                                           ---------------   ---------------   ---------------   ---------------
EXPENSES:
Subadviser                                                       1,470,369         9,606,302         4,222,300         1,557,707
Custodian                                                          125,992           563,561           308,120           518,330
Advisory                                                           454,475         2,413,751           663,766           294,834
Fund services                                                      681,713         3,620,627           995,649           442,250
Investor services                                                  908,950         4,827,503         1,327,532           589,667
Administration                                                      92,490           471,308           135,815            61,095
Other expenses                                                      86,589           630,455           165,399            65,090
                                                           ---------------   ---------------   ---------------   ---------------
Total expenses before reductions and reimbursements              3,820,578        22,133,507         7,818,581         3,528,973
Less reductions (Note 8)                                          (137,555)         (791,819)         (260,443)         (113,196)
                                                           ---------------   ---------------   ---------------   ---------------
Total expenses net of reductions and reimbursements              3,683,023        21,341,688         7,558,138         3,415,777
                                                           ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)                                     3,584,760           508,515        (3,597,481)        2,610,096
                                                           ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 2):
Net realized loss on sale of investments                       (36,696,928)     (598,822,433)     (307,303,559)      (69,886,296)
Net realized gain (loss) on futures contracts and foreign
  currency transactions                                                 --          (611,741)         (681,349)          753,117
Net change in unrealized appreciation (depreciation) of
  investments                                                  (72,845,078)      (83,633,316)      (21,731,514)       17,388,290
Net change in unrealized appreciation (depreciation) on
  futures contracts and foreign currency transactions                   --           (58,554)       (1,009,827)         (335,964)
                                                           ---------------   ---------------   ---------------   ---------------
NET LOSS                                                      (109,542,006)     (683,126,044)     (330,726,249)      (52,080,853)
                                                           ---------------   ---------------   ---------------   ---------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                               $  (105,957,246)  $  (682,617,529)  $  (334,323,730)  $   (49,470,757)
                                                           ===============   ===============   ===============   ===============

----------
 + Interest income includes securities lending income of:  $        62,367   $       335,449   $       373,771   $       196,639

                       See Notes to Financial Statements.

                                                                                     BROAD          MID/SMALL       OVERSEAS
                                                    CORE BOND       500 STOCK        MARKET          COMPANY         EQUITY
                                                      INDEX           INDEX          INDEX            INDEX           INDEX
                                                  -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Dividends*                                        $          --   $   3,463,273   $   6,370,631   $     659,877   $   1,025,070
Interest*                                            25,962,616         164,304         359,499          45,969          52,477
Foreign taxes withheld on dividends*                         --          (9,552)        (15,650)           (460)       (120,200)
Expenses*                                              (386,691)       (110,383)       (346,451)        (57,252)       (108,128)
                                                  -------------   -------------   -------------   -------------   -------------
Total investment income                              25,575,925       3,507,642       6,368,029         648,134         849,219
                                                  -------------   -------------   -------------   -------------   -------------
EXPENSES:
Legal                                                    45,890          61,939          61,689           6,865           5,462
Custodian                                                32,220          28,263          33,759          22,879          24,522
Advisory Class I                                        178,133          44,950         109,791          14,536          17,633
Advisory Class II                                        63,414          65,365         105,940          14,075           3,986
Fund services Class I                                   534,398         134,849         329,324          43,607          52,900
Fund services Class II                                   63,414          65,365         105,924          14,075           3,986
Investor services Class I                               534,398         134,849         329,324          43,607          52,900
Investor services Class II                               63,414          65,365         105,924          14,075           3,986
Administration                                           83,165          37,756          75,600           9,148           6,813
Other expenses                                           56,203          29,378          68,852           9,120           6,173
                                                  -------------   -------------   -------------   -------------   -------------
Total expenses                                        1,654,649         668,079       1,326,127         191,987         178,361
                                                  -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME                                23,921,276       2,839,563       5,041,902         456,147         670,858
                                                  -------------   -------------   -------------   -------------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) (NOTE 2):
Net realized gain (loss) on sale of
  investments                                         8,643,953     (22,570,591)    (42,666,980)     (3,279,770)     (3,276,401)
Net realized gain (loss) on futures contracts
  and foreign currency transactions                          --      (1,602,593)        369,791        (241,366)       (214,208)
Net change in unrealized appreciation
  (depreciation) of investments                      13,203,505     (35,045,201)    (68,190,921)     (8,895,458)     (4,468,235)
Net change in unrealized appreciation
  (depreciation) on futures contracts and
  foreign currency transactions                              --        (213,921)     (1,720,795)        (22,241)         28,195
                                                  -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS)                                      21,847,458     (59,432,306)   (112,208,905)    (12,438,835)     (7,930,649)
                                                  -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $  45,768,734   $ (56,592,743)  $(107,167,003)  $ (11,982,688)  $  (7,259,791)
                                                  =============   =============   =============   =============   =============

----------
 * Allocated from Master Investment Portfolio (Note 1)

                       See Notes to Financial Statements.

                                                                                 MODEL PORTFOLIOS
                                                  ------------------------------------------------------------------------------
                                                     SAVINGS       CONSERVATIVE    TRADITIONAL      LONG-TERM       ALL-EQUITY
                                                    ORIENTED          GROWTH         GROWTH          GROWTH           GROWTH
                                                  -------------   -------------   -------------   --------------   -------------
INVESTMENT INCOME:
Dividends                                         $   4,730,190   $   7,920,334   $  11,909,292   $    8,168,867   $     298,390
                                                  -------------   -------------   -------------   --------------   -------------
Total investment income                               4,730,190       7,920,334      11,909,292        8,168,867         298,390
                                                  -------------   -------------   -------------   --------------   -------------
EXPENSES:
Legal                                                    10,958          22,972          46,533           43,316           2,551
Custodian                                                28,645          31,541          37,526           36,771          25,493
Advisory                                                147,255         283,875         573,086          528,894          46,867
Administration                                           26,701          49,843         100,770           93,247           8,119
Other expenses                                           12,968          27,395          53,036           51,254           4,139
                                                  -------------   -------------   -------------   --------------   -------------
Total expenses                                          226,527         415,626         810,951          753,482          87,169
                                                  -------------   -------------   -------------   --------------   -------------
NET INVESTMENT INCOME                                 4,503,663       7,504,708      11,098,341        7,415,385         211,221
                                                  -------------   -------------   -------------   --------------   -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) (NOTE 2):
Net realized loss on sale of investments             (7,234,573)    (28,542,209)    (61,939,874)     (39,677,761)     (4,883,573)
Realized gain distributions from Vantagepoint
  Funds                                                 651,521         672,253         827,635           40,063              --
Net change in unrealized appreciation
  (depreciation) of investments                         101,995        (119,112)    (29,534,899)     (74,027,001)     (8,289,658)
                                                  -------------   -------------   -------------   --------------   -------------
NET LOSS                                             (6,481,057)    (27,989,068)    (90,647,138)    (113,664,699)    (13,173,231)
                                                  -------------   -------------   -------------   --------------   -------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $  (1,977,394)  $ (20,484,360)  $ (79,548,797)  $ (106,249,314)  $ (12,962,010)
                                                  =============   =============   =============   ==============   =============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MONEY MARKET                    INCOME PRESERVATION
                                                       --------------------------------    --------------------------------
                                                          FOR THE           FOR THE           FOR THE           FOR THE
                                                         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                            2002              2001              2002              2001
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                                $    1,662,274    $    3,781,100    $   17,329,690    $   18,542,632
  Net realized gain on sale of
    investments, futures contracts and written
    options                                                        --                --         4,353,468         4,356,896
  Net change in unrealized depreciation
    of investments and wrapper agreements                          --                --        (4,330,270)       (4,331,513)
                                                       --------------    --------------    --------------    --------------
  Net increase in net assets resulting from
    operations                                              1,662,274         3,781,100        17,352,888        18,568,015
                                                       --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (1,662,274)       (3,781,100)      (17,352,883)      (18,035,788)
  Net realized gain on investments                                 --                --        (2,131,958)       (9,198,918)
  Return of capital                                                --                --                --          (532,227)
                                                       --------------    --------------    --------------    --------------
    Total distributions                                    (1,662,274)       (3,781,100)      (19,484,841)      (27,766,933)
                                                       --------------    --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                             68,222,014        73,580,928       169,725,103       118,426,186
  Reinvestment of distributions                             1,662,274         3,781,100        19,484,841        27,766,933
  Value of shares redeemed                                (51,304,773)      (51,094,799)     (141,304,755)      (57,221,263)
                                                       --------------    --------------    --------------    --------------
    Net increase from capital share transactions           18,579,515        26,267,229        47,905,189        88,971,856
                                                       --------------    --------------    --------------    --------------
  Total increase in net assets                             18,579,515        26,267,229        45,773,236        79,772,938
                                                       --------------    --------------    --------------    --------------
NET ASSETS at beginning of year                           119,652,087        93,384,858       408,910,197       329,137,259
                                                       --------------    --------------    --------------    --------------
NET ASSETS at end of year                              $  138,231,602    $  119,652,087    $  454,683,433    $  408,910,197
                                                       ==============    ==============    ==============    ==============
  Undistributed net investment income included in
    net assets at end of year                          $           --    $           --    $       26,325    $           --
SHARE TRANSACTIONS:
  Number of shares sold                                    68,222,014        73,580,928         1,689,321         1,157,562
  Number of shares issued through
    reinvestment of dividends and distributions             1,662,274         3,781,100           215,330           362,856
  Reverse stock split (Note 10)                                    --                --           (21,320)          (91,989)
  Number of shares redeemed                               (51,304,773)      (51,094,799)       (1,406,462)         (556,493)
                                                       --------------    --------------    --------------    --------------
    Net increase in shares outstanding                     18,579,515        26,267,229           476,869           871,936
                                                       ==============    ==============    ==============    ==============

                       See Notes to Financial Statements.

                                                       US GOVERNMENT SECURITIES                 ASSET ALLOCATION
                                                   --------------------------------     --------------------------------
                                                      FOR THE           FOR THE            FOR THE           FOR THE
                                                     YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                        2002              2001               2002              2001
                                                   --------------    --------------     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                            $    5,799,122    $    5,370,312     $   12,129,449    $   19,792,099
  Net realized gain (loss) on sale of
    investments and futures contracts                   2,165,104         5,726,126        (14,196,506)      102,002,097
  Net change in unrealized appreciation
    (depreciation) of investments and
    futures contracts                                   6,680,131        (3,643,331)      (132,339,806)     (176,642,318)
                                                   --------------    --------------     --------------    --------------
  Net increase (decrease) in net assets
    resulting from operations                          14,644,357         7,453,107       (134,406,863)      (54,848,122)
                                                   --------------    --------------     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (5,929,290)       (5,416,030)                --       (19,180,435)
  Net realized gain on investments                     (2,217,757)               --                 --      (103,172,139)
  In excess of net realized gain on investments                --                --                 --      (114,357,807)
  Return of capital                                            --                --                 --       (26,801,404)
                                                   --------------    --------------     --------------    --------------
    Total distributions                                (8,147,047)       (5,416,030)                --      (263,511,785)
                                                   --------------    --------------     --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                        105,891,443        94,598,854         40,717,398        58,612,692
  Reinvestment of distributions                         8,147,047         5,416,030                 --       263,511,785
  Value of shares redeemed                            (35,698,562)      (38,454,325)      (134,361,628)     (114,061,811)
                                                   --------------    --------------     --------------    --------------
    Net increase (decrease) from capital
     share transactions                                78,339,928        61,560,559        (93,644,230)      208,062,666
                                                   --------------    --------------     --------------    --------------
  Total increase (decrease) in net assets              84,837,238        63,597,636       (228,051,093)     (110,297,241)
                                                   --------------    --------------     --------------    --------------
NET ASSETS at beginning of year                       150,806,788        87,209,152        876,207,033       986,504,274
                                                   --------------    --------------     --------------    --------------
NET ASSETS at end of year                          $  235,644,026    $  150,806,788     $  648,155,940    $  876,207,033
                                                   ==============    ==============     ==============    ==============
  Undistributed net investment income
    included in net assets at end of year          $       18,586    $           --     $   12,127,455    $           --
SHARE TRANSACTIONS:
  Number of shares sold                                 9,958,757         9,134,422          6,546,092         6,688,909
  Number of shares issued through
    reinvestment of dividends and distributions           768,058           527,085                 --        41,563,373
  Number of shares redeemed                            (3,417,825)       (3,740,335)       (22,946,312)      (12,831,331)
                                                   --------------    --------------     --------------    --------------
    Net increase (decrease) in shares outstanding       7,308,990         5,921,172        (16,400,220)       35,420,951
                                                   ==============    ==============     ==============    ==============

                       See Notes to Financial Statements.

                                                            EQUITY INCOME                        GROWTH & INCOME
                                                   --------------------------------     --------------------------------
                                                       FOR THE           FOR THE            FOR THE           FOR THE
                                                     YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                        2002              2001               2002              2001
                                                   --------------    --------------     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income                            $    7,584,589    $    8,235,940     $    3,584,760    $    2,152,140
  Net realized gain (loss) on sale of investments      (2,081,024)       10,061,226        (36,696,928)       (2,987,420)
  Net change in unrealized depreciation
    of investments                                   (109,063,573)       (3,276,378)       (72,845,078)      (16,208,665)
                                                   --------------    --------------     --------------    --------------
  Net increase (decrease) in net assets
    resulting from operations                        (103,560,008)       15,020,788       (105,957,246)      (17,043,945)
                                                   --------------    --------------     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (7,085,602)       (8,055,306)        (3,050,319)       (2,187,827)
  Net realized gain on investments                             --       (21,333,733)                --                --
  In excess of net realized gain on investments                --       (57,261,552)                --       (28,824,850)
  Return of capital                                            --        (1,953,056)                --        (2,512,838)
                                                   --------------    --------------     --------------    --------------
    Total distributions                                (7,085,602)      (88,603,647)        (3,050,319)      (33,525,515)
                                                   --------------    --------------     --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                        138,947,288       161,810,064        279,118,876       110,061,667
  Reinvestment of distributions                         7,085,602        88,603,647          3,050,284        33,525,515
  Value of shares redeemed                            (98,416,776)      (71,709,649)       (93,850,401)      (32,869,193)
                                                   --------------    --------------     --------------    --------------
    Net increase from capital share transactions       47,616,114       178,704,062        188,318,759       110,717,989
                                                   --------------    --------------     --------------    --------------
  Total increase (decrease) in net assets             (63,029,496)      105,121,203         79,311,194        60,148,529
                                                   --------------    --------------     --------------    --------------
NET ASSETS at beginning of year                       628,075,408       522,954,205        436,285,401       376,136,872
                                                   --------------    --------------     --------------    --------------
NET ASSETS at end of year                          $  565,045,912    $  628,075,408     $  515,596,595    $  436,285,401
                                                   ==============    ==============     ==============    ==============
  Undistributed net investment income
    included in net assets at end of year          $      473,949    $      137,900     $      534,435    $           --
SHARE TRANSACTIONS:
  Number of shares sold                                20,639,980        19,944,999         37,140,624        11,021,496
  Number of shares issued through
    reinvestment of dividends and distributions         1,171,174        13,126,464            415,005         3,762,681
  Number of shares redeemed                           (15,486,100)       (9,020,145)       (12,465,750)       (3,379,288)
                                                   --------------    --------------     --------------    --------------
    Net increase in shares outstanding                  6,325,054        24,051,318         25,089,879        11,404,889
                                                   ==============    ==============     ==============    ==============

                       See Notes to Financial Statements.

                                                                  GROWTH                      AGGRESSIVE OPPORTUNITIES
                                                    ---------------------------------    ---------------------------------
                                                         FOR THE           FOR THE            FOR THE           FOR THE
                                                       YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                          2002              2001               2002              2001
                                                    ---------------   ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income (loss)                      $       508,515   $    (1,093,413)   $    (3,597,481)  $    (5,368,111)
  Net realized loss on sale of investments,
    futures contracts and foreign
    currency transactions                              (599,434,174)     (185,128,284)      (307,984,908)     (115,374,342)
  Net change in unrealized appreciation
    (depreciation) of investments, futures
     contracts and foreign currency transactions        (83,691,870)     (326,464,317)       (22,741,341)        3,042,933
                                                    ---------------   ---------------    ---------------   ---------------
  Net decrease in net assets resulting
    from operations                                    (682,617,529)     (512,686,014)      (334,323,730)     (117,699,520)
                                                    ---------------   ---------------    ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (383,794)               --                 --                --
  In excess of net realized gain on investments                  --      (220,092,786)                --          (337,032)
  Return of capital                                              --       (25,384,129)                --                --
                                                    ---------------   ---------------    ---------------   ---------------
    Total distributions                                    (383,794)     (245,476,915)                --          (337,032)
                                                    ---------------   ---------------    ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                          269,469,421       282,819,549        205,386,982       235,623,000
  Reinvestment of distributions                             383,794       245,476,915                 --           337,032
  Value of shares redeemed                             (336,842,418)     (309,205,412)      (117,640,044)     (149,791,954)
                                                    ---------------   ---------------    ---------------   ---------------
    Net increase (decrease) from
     capital share transactions                         (66,989,203)      219,091,052         87,746,938        86,168,078
                                                    ---------------   ---------------    ---------------   ---------------
  Total decrease in net assets                         (749,990,526)     (539,071,877)      (246,576,792)      (31,868,474)
                                                    ---------------   ---------------    ---------------   ---------------
NET ASSETS at beginning of year                       2,810,545,998     3,349,617,875        819,046,882       850,915,356
                                                    ---------------   ---------------    ---------------   ---------------
NET ASSETS at end of year                           $ 2,060,555,472   $ 2,810,545,998    $   572,470,090   $   819,046,882
                                                    ===============   ===============    ===============   ===============
  Undistributed net investment income (loss)
    included in net assets at end of year           $       120,070   $           (14)   $    (4,292,555)  $         2,080
SHARE TRANSACTIONS:
  Number of shares sold                                  37,320,386        32,362,927         26,304,320        22,969,744
  Number of shares issued through
    reinvestment of dividends and distributions              59,968        31,633,612                 --            36,474
  Number of shares redeemed                             (48,247,155)      (35,423,636)       (15,314,898)      (14,646,955)
                                                    ---------------   ---------------    ---------------   ---------------
    Net increase (decrease) in shares outstanding       (10,866,801)       28,572,903         10,989,422         8,359,263
                                                    ===============   ===============    ===============   ===============

                       See Notes to Financial Statements.

                                                                                             INTERNATIONAL
                                                                                   ----------------------------------
                                                                                       FOR THE           FOR THE
                                                                                      YEAR ENDED        YEAR ENDED
                                                                                     DECEMBER 31,      DECEMBER 31,
                                                                                         2002              2001
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                            $     2,610,096    $     1,701,546
  Net realized loss on sale of investments and foreign currency transactions           (69,133,179)       (28,852,288)
  Net change in unrealized appreciation (depreciation)
    of investments and foreign currency transactions                                    17,052,326        (41,818,423)
                                                                                   ---------------    ---------------
  Net decrease in net assets resulting from operations                                 (49,470,757)       (68,969,165)
                                                                                   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                 (3,314,155)                --
  In excess of net realized gain on investments                                                 --         (8,528,037)
  Return of capital                                                                             --         (3,768,095)
                                                                                   ---------------    ---------------
    Total distributions                                                                 (3,314,155)       (12,296,132)
                                                                                   ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                         120,470,050         81,380,363
  Reinvestment of distributions                                                          3,314,155         12,296,132
  Value of shares redeemed                                                             (92,435,140)       (34,588,453)
                                                                                   ---------------    ---------------
    Net increase from capital share transactions                                        31,349,065         59,088,042
                                                                                   ---------------    ---------------
  Total decrease in net assets                                                         (21,435,847)       (22,177,255)
                                                                                   ---------------    ---------------
NET ASSETS at beginning of year                                                        304,356,721        326,533,976
                                                                                   ---------------    ---------------
NET ASSETS at end of year                                                          $   282,920,874    $   304,356,721
                                                                                   ===============    ===============
  Undistributed net investment loss included in net assets at end of year          $      (764,222)   $      (840,084)
SHARE TRANSACTIONS:
  Number of shares sold                                                                 16,229,303          8,948,769
  Number of shares issued through reinvestment of dividends and distributions              490,260          1,546,685
  Number of shares redeemed                                                            (12,219,928)        (3,782,816)
                                                                                   ---------------    ---------------
    Net increase in shares outstanding                                                   4,499,635          6,712,638
                                                                                   ===============    ===============

                       See Notes to Financial Statements.

                                                            CORE BOND INDEX                      500 STOCK INDEX
                                                   --------------------------------     --------------------------------
                                                       FOR THE           FOR THE            FOR THE           FOR THE
                                                     YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                        2002              2001               2002              2001
                                                   --------------    --------------     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income                            $   23,921,276    $   23,400,029     $    2,839,563     $   2,382,435
  Net realized gain (loss) on sale
    of investments and futures contracts                8,643,953         3,770,048        (24,173,184)       (7,430,380)
  Net change in unrealized appreciation
    (depreciation) of investments and
    futures contracts                                  13,203,505         5,887,209        (35,259,122)      (26,246,467)
                                                   --------------    --------------     --------------    --------------
  Net increase (decrease) in net assets
    resulting from operations                          45,768,734        33,057,286        (56,592,743)      (31,294,412)
                                                   --------------    --------------     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                      (19,372,054)      (18,802,590)        (1,029,588)         (812,013)
  Net investment income--Class II                      (7,148,210)       (6,291,447)        (1,798,646)       (1,638,567)
  Net realized gain on investments--Class I              (140,771)               --                 --                --
  Net realized gain on investments--Class II              (54,748)               --                 --                --
  Return of capital--Class I                                   --           (27,631)                --          (151,289)
  Return of capital--Class II                                  --            (8,910)                --          (218,426)
                                                   --------------    --------------     --------------    --------------
    Total distributions                               (26,715,783)      (25,130,578)        (2,828,234)       (2,820,295)
                                                   --------------    --------------     --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I               135,172,672        87,037,532         20,553,300        20,952,965
  Proceeds from sale of shares--Class II               48,722,632        51,939,920         38,870,388        43,862,293
  Reinvestment of distributions--Class I               19,512,825        18,830,221          1,029,588           963,302
  Reinvestment of distributions--Class II               7,202,957         6,300,357          1,798,646         1,856,993
  Value of shares redeemed--Class I                  (128,481,875)      (61,607,338)        (9,619,170)      (10,828,416)
  Value of shares redeemed--Class II                  (27,138,959)      (25,083,962)       (29,229,543)      (30,795,586)
                                                   --------------    --------------     --------------    --------------
    Net increase from capital share transactions       54,990,252        77,416,730         23,403,209        26,011,551
                                                   --------------    --------------     --------------    --------------
  Total increase (decrease) in net assets              74,043,203        85,343,438        (36,017,768)       (8,103,156)
                                                   --------------    --------------     --------------    --------------
NET ASSETS at beginning of year                       460,644,636       375,301,198        242,051,744       250,154,900
                                                   --------------    --------------     --------------    --------------
NET ASSETS at end of year                          $  534,687,839    $  460,644,636     $  206,033,976    $  242,051,744
                                                   ==============    ==============     ==============    ==============
  Undistributed net investment income (loss)
    included in net assets at end of year          $      568,891    $   (1,846,861)    $        9,943    $           --
SHARE TRANSACTIONS:
  Number of shares sold--Class I                       13,213,503         8,626,636          2,674,304         2,215,139
  Number of shares issued through reinvestment
    of dividends and distributions--Class I             1,911,677         1,872,613            145,834           110,852
  Number of shares redeemed--Class I                  (12,538,004)       (6,108,042)        (1,306,697)       (1,206,564)
                                                   --------------    --------------     --------------    --------------
    Net increase in shares outstanding--Class I         2,587,176         4,391,207          1,513,441         1,119,427
                                                   ==============    ==============     ==============    ==============
  Number of shares sold--Class II                       4,744,429         5,123,520          5,152,715         4,998,381
  Number of shares issued through reinvestment
    of dividends and distributions--Class II              702,794           624,338            267,656           224,546
  Number of shares redeemed--Class II                  (2,666,482)       (2,492,175)        (3,906,130)       (3,467,372)
                                                   --------------    --------------     --------------    --------------
    Net increase in shares outstanding--Class II        2,780,741         3,255,683          1,514,241         1,755,555
                                                   ==============    ==============     ==============    ==============

                       See Notes to Financial Statements.

                                                          BROAD MARKET INDEX                 MID/SMALL COMPANY INDEX
                                                   --------------------------------     --------------------------------
                                                      FOR THE           FOR THE            FOR THE           FOR THE
                                                     YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                    DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                        2002              2001               2002              2001
                                                   --------------    --------------     --------------    --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income                            $    5,041,902    $    4,726,697     $      456,147    $      423,965
  Net realized loss on sale
    of investments and futures contracts              (42,297,189)      (11,036,878)        (3,521,136)       (3,821,523)
  Net change in unrealized depreciation
    of investments and futures contracts              (69,911,716)      (59,175,098)        (8,917,699)       (3,281,607)
                                                   --------------    --------------     --------------    --------------
  Net decrease in net assets resulting from
    operations                                       (107,167,003)      (65,485,279)       (11,982,688)       (6,679,165)
                                                   --------------    --------------     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                         (205,731)       (1,731,172)                --          (146,973)
  Net investment income--Class II                        (696,586)       (2,311,130)                --          (220,112)
  Net realized gain on investments--Class I                    --        (2,658,602)                --          (225,226)
  Net realized gain on investments--Class II                   --        (2,616,558)                --          (234,399)
  Return of capital--Class I                                   --                --                 --           (13,836)
  Return of capital--Class II                                  --                --                 --           (13,168)
                                                   --------------    --------------     --------------    --------------
    Total distributions                                  (902,317)       (9,317,462)                --          (853,714)
                                                   --------------    --------------     --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                15,948,446        16,271,757          7,661,369         6,821,108
  Proceeds from sale of shares--Class II               35,809,654        53,516,091         10,098,189        12,655,660
  Reinvestment of distributions--Class I                  205,731         4,389,774                 --           386,036
  Reinvestment of distributions--Class II                 696,586         4,927,688                 --           467,678
  Value of shares redeemed--Class I                   (25,917,829)      (35,679,525)        (4,335,481)       (6,677,078)
  Value of shares redeemed--Class II                  (35,173,689)      (34,307,814)        (9,119,613)      (13,880,931)
                                                   --------------    --------------     --------------    --------------
    Net increase (decrease) from capital share
     transactions                                      (8,431,101)        9,117,971          4,304,464          (227,527)
                                                   --------------    --------------     --------------    --------------
  Total decrease in net assets                       (116,500,421)      (65,684,770)        (7,678,224)       (7,760,406)
                                                   --------------    --------------     --------------    --------------
NET ASSETS at beginning of year                       496,148,648       561,833,418         60,378,300        68,138,706
                                                   --------------    --------------     --------------    --------------
NET ASSETS at end of year                          $  379,648,227    $  496,148,648     $   52,700,076    $   60,378,300
                                                   ==============    ==============     ==============    ==============
  Undistributed net investment income
    included in net assets at end of year          $    5,041,019    $      950,452     $      450,410    $       15,692
SHARE TRANSACTIONS:
  Number of shares sold--Class I                        2,050,345         1,784,797            818,052           658,108
  Number of shares issued through reinvestment
    of dividends and distributions--Class I                29,390           525,720                 --            41,734
  Number of shares redeemed--Class I                   (3,457,595)       (4,084,926)          (483,286)         (680,293)
                                                   --------------    --------------     --------------    --------------
    Net increase (decrease) in shares
     outstanding--Class I                              (1,377,860)       (1,774,409)           334,766            19,549
                                                   ==============    ==============     ==============    ==============
  Number of shares sold--Class II                       4,672,939         6,468,658          1,099,171         1,306,980
  Number of shares issued through reinvestment
    of dividends and distributions--Class II              104,908           622,181                 --            52,845
  Number of shares redeemed--Class II                  (4,697,785)       (3,989,596)        (1,020,003)       (1,389,678)
                                                   --------------    --------------     --------------    --------------
    Net increase (decrease) in shares
     outstanding--Class II                                 80,062         3,101,243             79,168           (29,853)
                                                   ==============    ==============     ==============    ==============

                       See Notes to Financial Statements.

                                                                                                    OVERSEAS EQUITY INDEX
                                                                                             ----------------------------------
                                                                                                 FOR THE            FOR THE
                                                                                                YEAR ENDED         YEAR ENDED
                                                                                               DECEMBER 31,       DECEMBER 31,
                                                                                                   2002               2001
                                                                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                                      $       670,858    $       458,351
  Net realized loss on sale of investments, futures contracts and
    foreign currency transactions                                                                 (3,490,609)        (2,227,718)
  Net change in unrealized depreciation of investments, futures contracts and
    foreign currency transactions                                                                 (4,440,040)        (8,480,535)
                                                                                             ---------------    ---------------
  Net decrease in net assets resulting from operations                                            (7,259,791)       (10,249,902)
                                                                                             ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Class I                                                                    (635,500)          (282,325)
  Net investment income--Class II                                                                   (159,550)           (91,340)
  Net realized gain on investments--Class I                                                               --            (58,805)
  Net realized gain on investments--Class II                                                              --            (15,216)
  Return of capital--Class I                                                                              --           (255,052)
  Return of capital--Class II                                                                             --            (64,873)
                                                                                             ---------------    ---------------
    Total distributions                                                                             (795,050)          (767,611)
                                                                                             ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares--Class I                                                           27,578,438         14,734,883
  Proceeds from sale of shares--Class II                                                           6,047,539          6,353,886
  Reinvestment of distributions--Class I                                                             635,500            596,182
  Reinvestment of distributions--Class II                                                            159,550            171,429
  Value of shares redeemed--Class I                                                              (21,992,521)        (5,088,531)
  Value of shares redeemed--Class II                                                              (5,195,291)        (5,971,849)
                                                                                             ---------------    ---------------
    Net increase from capital share transactions                                                   7,233,215         10,796,000
                                                                                             ---------------    ---------------
  Total decrease in net assets                                                                      (821,626)          (221,513)
                                                                                             ---------------    ---------------
NET ASSETS at beginning of year                                                                   43,895,741         44,117,254
                                                                                             ---------------    ---------------
NET ASSETS at end of year                                                                    $    43,074,115    $    43,895,741
                                                                                             ===============    ===============
  Undistributed net investment loss included in net assets at end of year                    $      (101,025)   $       (53,495)
SHARE TRANSACTIONS:
  Number of shares sold--Class I                                                                   3,968,047          1,713,021
  Number of shares issued through reinvestment of dividends and distributions--Class I               101,356             77,831
  Number of shares redeemed--Class I                                                              (3,083,746)          (582,339)
                                                                                             ---------------    ---------------
    Net increase in shares outstanding--Class I                                                      985,657          1,208,513
                                                                                             ===============    ===============
  Number of shares sold--Class II                                                                    881,236            774,569
  Number of shares issued through reinvestment of dividends and distributions--Class II               26,815             23,580
  Number of shares redeemed--Class II                                                               (752,349)          (717,382)
                                                                                             ---------------    ---------------
    Net increase in shares outstanding--Class II                                                     155,702             80,767
                                                                                             ===============    ===============

                       See Notes to Financial Statements.

                                                                                   MODEL PORTFOLIOS
                                                       ------------------------------------------------------------------------
                                                                SAVINGS ORIENTED                     CONSERVATIVE GROWTH
                                                       ----------------------------------    ----------------------------------
                                                           FOR THE            FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                             2002               2001               2002               2001
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income                                $     4,503,663    $     4,594,008    $     7,504,708    $     8,227,357
  Net realized gain (loss) on sale
    of investments                                          (6,583,052)         3,124,705        (27,869,956)         7,934,907
  Net change in unrealized appreciation
    (depreciation) of investments                              101,995         (4,156,813)          (119,112)       (15,729,059)
                                                       ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets resulting
    from operations                                         (1,977,394)         3,561,900        (20,484,360)           433,205
                                                       ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                     (4,305,011)        (7,661,282)        (7,771,919)       (14,002,741)
  Net realized gain on investments                            (447,282)        (4,407,990)                --        (12,988,555)
  In excess of net realized gain on investments                     --         (1,938,786)                --         (5,812,353)
  Return of capital                                                 --           (691,580)                --         (2,197,371)
                                                       ---------------    ---------------    ---------------    ---------------
    Total distributions                                     (4,752,293)       (14,699,638)        (7,771,919)       (35,001,020)
                                                       ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                              47,233,918         57,501,046         67,052,117         89,955,808
  Reinvestment of distributions                              4,750,820         14,699,638          7,771,919         35,001,020
  Value of shares redeemed                                 (22,787,815)       (25,126,167)       (46,594,286)       (46,258,116)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase from capital share transactions            29,196,923         47,074,517         28,229,750         78,698,712
                                                       ---------------    ---------------    ---------------    ---------------
  Total increase (decrease) in net assets                   22,467,236         35,936,779            (26,529)        44,130,897
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSETS at beginning of year                            137,029,329        101,092,550        280,813,097        236,682,200
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSETS at end of year                              $   159,496,565    $   137,029,329    $   280,786,568    $   280,813,097
                                                       ===============    ===============    ===============    ===============
  Undistributed net investment income included
    in net assets at end of year                       $       460,646    $            --    $         9,382    $            --
SHARE TRANSACTIONS:
  Number of shares sold                                      2,083,573          2,319,342          3,208,447          3,751,668
  Number of shares issued through reinvestment
    of dividends and distributions                             217,231            657,114            398,969          1,697,431
  Number of shares redeemed                                 (1,006,308)        (1,023,453)        (2,282,113)        (1,940,309)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase in shares outstanding                       1,294,496          1,953,003          1,325,303          3,508,790
                                                       ===============    ===============    ===============    ===============

                       See Notes to Financial Statements.

                                                                                   MODEL PORTFOLIOS
                                                       ------------------------------------------------------------------------
                                                               TRADITIONAL GROWTH                     LONG-TERM GROWTH
                                                       ----------------------------------    ----------------------------------
                                                           FOR THE           FOR THE            FOR THE             FOR THE
                                                          YEAR ENDED        YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                                             2002              2001               2002                2001
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income                                $    11,098,341    $    11,427,898    $     7,415,385    $     6,755,793
  Net realized gain (loss) on sale of investments          (61,112,239)        24,346,021        (39,637,698)        25,202,072
  Net change in unrealized depreciation
    of investments                                         (29,534,899)       (54,258,560)       (74,027,001)       (66,324,871)
                                                       ---------------    ---------------    ---------------    ---------------
  Net decrease in net assets resulting
    from operations                                        (79,548,797)       (18,484,641)      (106,249,314)       (34,367,006)
                                                       ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                    (10,721,918)       (21,413,490)        (7,427,368)       (14,154,913)
  Net realized gain on investments                                  --        (41,389,517)          (235,462)       (47,509,680)
  In excess of net realized gain on investments                     --        (14,458,286)                --        (13,276,786)
  Return of capital                                                 --         (3,190,398)                --           (229,312)
                                                       ---------------    ---------------    ---------------    ---------------
    Total distributions                                    (10,721,918)       (80,451,691)        (7,662,830)       (75,170,691)
                                                       ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                             129,954,625        157,859,011        133,236,681        138,742,916
  Reinvestment of distributions                             10,721,918         80,451,691          7,662,830         75,170,691
  Value of shares redeemed                                 (55,208,788)       (57,807,641)       (31,625,132)       (38,550,364)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase from capital share transactions            85,467,755        180,503,061        109,274,379        175,363,243
                                                       ---------------    ---------------    ---------------    ---------------
  Total increase (decrease) in net assets                   (4,802,960)        81,566,729         (4,637,765)        65,825,546
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSETS at beginning of year                            571,357,468        489,790,739        533,347,948        467,522,402
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSETS at end of year                              $   566,554,508    $   571,357,468    $   528,710,183    $   533,347,948
                                                       ===============    ===============    ===============    ===============
  Undistributed net investment income included
    in net assets at end of year                       $       713,381    $            --    $            --    $            --
SHARE TRANSACTIONS:
  Number of shares sold                                      6,906,104          6,875,408          7,657,339          6,284,276
  Number of shares issued through reinvestment
    of dividends and distributions                             626,280          4,272,528            497,585          4,249,332
  Number of shares redeemed                                 (3,051,931)        (2,543,437)        (1,841,046)        (1,758,188)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase in shares outstanding                       4,480,453          8,604,499          6,313,878          8,775,420
                                                       ===============    ===============    ===============    ===============

                       See Notes to Financial Statements.

                                                                                                      MODEL PORTFOLIOS
                                                                                             ----------------------------------
                                                                                                     ALL-EQUITY GROWTH
                                                                                             ----------------------------------
                                                                                                 FOR THE            FOR THE
                                                                                                YEAR ENDED         YEAR ENDED
                                                                                               DECEMBER 31,       DECEMBER 31,
                                                                                                   2002               2001
                                                                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                                                      $       211,221    $        50,186
  Net realized gain (loss) on sale of investments                                                 (4,883,573)           827,551
  Net change in unrealized depreciation of investments                                            (8,289,658)        (3,032,469)
                                                                                             ---------------    ---------------
  Net decrease in net assets resulting from operations                                           (12,962,010)        (2,154,732)
                                                                                             ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                                             (211,221)          (622,721)
  Net realized gain on investments                                                                        --         (1,496,220)
  In excess of net realized gain on investments                                                           --           (716,550)
  Return of capital                                                                                   (1,535)           (20,416)
                                                                                             ---------------    ---------------
    Total distributions                                                                             (212,756)        (2,855,907)
                                                                                             ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                                    38,467,020         35,462,826
  Reinvestment of distributions                                                                      212,756          2,855,907
  Value of shares redeemed                                                                        (8,537,730)        (7,193,739)
                                                                                             ---------------    ---------------
    Net increase from capital share transactions                                                  30,142,046         31,124,994
                                                                                             ---------------    ---------------
  Total increase in net assets                                                                    16,967,280         26,114,355
                                                                                             ---------------    ---------------
NET ASSETS at beginning of year                                                                   37,811,809         11,697,454
                                                                                             ---------------    ---------------
NET ASSETS at end of year                                                                    $    54,779,089    $    37,811,809
                                                                                             ===============    ===============
  Undistributed net investment income included in net assets at end of year                  $            --    $            --
SHARE TRANSACTIONS:
  Number of shares sold                                                                            2,284,622          1,637,144
  Number of shares issued through reinvestment of dividends and distributions                         14,592            163,288
  Number of shares redeemed                                                                         (515,131)          (334,765)
                                                                                             ---------------    ---------------
    Net increase in shares outstanding                                                             1,784,083          1,465,667
                                                                                             ===============    ===============

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     MONEY MARKET
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                 FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          1.00    $          1.00    $          1.00    $          1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.01               0.04               0.06               0.04
  Net realized and unrealized gain on investments                 0.00               0.00               0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                  0.01               0.04               0.06               0.04
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.01)             (0.04)             (0.06)             (0.04)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.01)             (0.04)             (0.06)             (0.04)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          1.00    $          1.00    $          1.00    $          1.00
                                                       ===============    ===============    ===============    ===============
Total return                                                      1.32%              3.70%              6.05%              4.00%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       138,232    $       119,652    $        93,385    $        76,773
Ratios to average net assets:
  Ratio of expenses to average net assets                         0.61%              0.55%              0.55%              0.55%+
  Ratio of net investment income
    to average net assets                                         1.30%              3.54%              5.89%              4.70%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                      0.64%              0.62%              0.61%              0.60%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                             1.27%              3.47%              5.83%              4.65%+
Portfolio turnover                                                 N/A                N/A                N/A                N/A

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                               INCOME PRESERVATION
                                                          ------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4,
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                                2002@               2001(a)#               2000#
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $         100.00      $         100.00      $         100.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               4.02                  5.08                  0.47
  Net realized and unrealized gain on
    investments and futures and foreign
    currency transactions                                             0.00**                0.00**                0.00
                                                          ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS                                      4.02                  5.08                  0.47
                                                          ----------------      ----------------      ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (4.02)                (4.93)                (0.47)
  From net realized gains                                            (0.47)                (2.45)                 0.00
  Reverse stock split (Note 10)                                       0.47                  2.45                  0.00
  Return of capital                                                   0.00                 (0.15)                 0.00
                                                          ----------------      ----------------      ----------------
TOTAL DISTRIBUTIONS                                                  (4.02)                (5.08)                (0.47)
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, END OF PERIOD                            $         100.00      $         100.00      $         100.00
                                                          ================      ================      ================
Total return                                                          4.09%                 5.18%                 0.46%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        454,683      $        408,910      $        329,137
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.83%                 0.84%                 0.78%+
  Ratio of net investment income
    to average net assets                                             4.02%                 5.06%                 6.90%+
Portfolio turnover                                                     310%                  213%                  139%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
    @  --Per share amounts were calculated using average shares outstanding.
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in position.
   **  --Rounds to less than $0.01
    # --Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.

                       See Notes to Financial Statements.

                                                                            US GOVERNMENT SECURITIES
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002             2001(a)             2000                1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         10.34    $         10.07    $          9.50    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.34               0.46               0.53               0.44
  Net realized and unrealized gain (loss) on
    investments                                                   0.54               0.27               0.57              (0.50)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                  0.88               0.73               1.10              (0.06)
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.35)             (0.46)             (0.53)             (0.44)
  From net realized gains                                        (0.11)              0.00               0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.46)             (0.46)             (0.53)             (0.44)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $         10.76    $         10.34    $         10.07    $          9.50
                                                       ===============    ===============    ===============    ===============
Total return                                                      8.76%              7.42%             12.00%             -0.66%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       235,644    $       150,807    $        87,209    $        76,468
Ratios to average net assets:
  Ratio of expenses to average net assets                         0.61%              0.64%              0.68%              0.66%+
  Ratio of net investment income
    to average net assets                                         3.30%              4.52%              5.54%              5.26%+
Portfolio turnover                                                 114%               278%               121%               176%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                       See Notes to Financial Statements.

                                                                                      ASSET ALLOCATION
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002             2001(a)             2000                1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          6.52    $          9.96    $         10.49    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.10               0.21               0.29               0.24
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (1.13)             (0.83)             (0.36)              0.62
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.03)             (0.62)             (0.07)              0.86
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                      0.00              (0.21)             (0.29)             (0.24)
  From net realized gains                                         0.00              (1.10)             (0.17)             (0.13)
  In excess of net realized gain on investments                   0.00              (1.22)              0.00               0.00
  Return of capital                                               0.00              (0.29)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                               0.00              (2.82)             (0.46)             (0.37)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          5.49    $          6.52    $          9.96    $         10.49
                                                       ===============    ===============    ===============    ===============
Total return                                                    -15.80%             -5.42%             -0.71%              8.61%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       648,156    $       876,207    $       986,504    $     1,100,101
Ratios to average net assets:
  Ratio of expenses to average net assets                         0.75%              0.75%              0.78%              0.80%+
  Ratio of net investment income
    to average net assets                                         1.61%              2.21%              2.61%              2.68%+
Portfolio turnover                                                  25%               107%                19%                 6%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                       See Notes to Financial Statements.

                                                                                     EQUITY INCOME
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                   FOR THE YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                                             2002               2001                2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          7.12    $          8.15    $          7.16    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.09               0.11               0.15               0.18
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (1.15)              0.06               1.11              (0.68)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.06)              0.17               1.26              (0.50)
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.08)             (0.11)             (0.15)             (0.18)
  From net realized gains                                         0.00              (0.29)             (0.12)             (2.16)
  In excess of net realized gain on investments                   0.00              (0.78)              0.00               0.00
  Return of capital                                               0.00              (0.02)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.08)             (1.20)             (0.27)             (2.34)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          5.98    $          7.12    $          8.15    $          7.16
                                                       ===============    ===============    ===============    ===============
Total return                                                    -14.96%              2.92%             17.56%             -4.60%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       565,046    $       628,075    $       522,954    $       486,690
Ratios to average net assets:
  Ratio of expenses to average net assets                         0.90%              0.92%              0.79%              0.75%+
  Ratio of net investment income
    to average net assets                                         1.23%              1.39%              2.06%              2.08%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                      0.92%              0.94%              0.85%              0.76%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                             1.21%              1.37%              2.00%              2.07%+
Portfolio turnover                                                  17%                16%                58%                77%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                   GROWTH & INCOME
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001              2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          9.45    $         10.83    $         11.85    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.05               0.05               0.06               0.01
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (2.22)             (0.62)              0.44               2.31
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (2.17)             (0.57)              0.50               2.32
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.04)             (0.05)             (0.06)             (0.01)
  From net realized gains                                         0.00               0.00              (1.46)             (0.46)
  In excess of net realized gain on investments                   0.00              (0.70)              0.00               0.00
  Return of capital                                               0.00              (0.06)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.04)             (0.81)             (1.52)             (0.47)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          7.24    $          9.45    $         10.83    $         11.85
                                                       ===============    ===============    ===============    ===============
Total return                                                    -22.93%             -4.77%              4.21%             23.50%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       515,597    $       436,285    $       376,137    $       235,062
Ratios to average net assets:
  Ratio of expenses to average net assets                         0.81%              0.85%              0.79%              0.94%+
  Ratio of net investment income
    to average net assets                                         0.79%              0.55%              0.61%              0.17%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                      0.84%              0.88%              0.82%              0.96%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                             0.76%              0.52%              0.58%              0.15%+
Portfolio turnover                                                  29%                58%                94%                51%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                        GROWTH
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                   FOR THE YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                                             2002               2001              2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          8.28    $         10.77    $         13.21    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    0.00**            (0.00)**           (0.01)              0.00**
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (2.01)             (1.69)             (0.33)              3.95
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (2.01)              1.69              (0.34)              3.95
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.00)**           (0.00)             (0.02)             (0.00)**
  From net realized gains                                         0.00              (0.00)             (2.08)             (0.74)
  In excess of net realized gain on investments                   0.00              (0.72)              0.00               0.00
  Return of capital                                               0.00              (0.08)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.00)**           (0.80)             (2.10)             (0.74)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.27    $          8.28    $         10.77    $         13.21
                                                       ===============    ===============    ===============    ===============
Total return                                                    -24.26%            -15.21%             -2.56%             40.03%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $     2,060,555    $     2,810,546    $     3,349,618    $     3,361,695
Ratios to average net assets:
  Ratio of expenses to average net assets                         0.88%              0.88%              0.84%              0.80%+
  Ratio of net investment income (loss)
    to average net assets                                         0.02%             -0.04%             -0.07%             -0.01%+
Ratio of expenses to average net
  assets prior to expense reductions and
  reimbursed expenses                                             0.91%              0.89%              0.86%              0.81%+
Ratio of net investment loss to average net
  assets prior to expense reductions and
  reimbursed expenses                                            -0.01%             -0.05%             -0.09%             -0.02%+
Portfolio turnover                                                  74%                40%                59%               129%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Rounds to less than $0.01

                       See Notes to Financial Statements.

                                                                               AGGRESSIVE OPPORTUNITIES
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001              2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         10.19    $         11.82    $         15.82    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                            (0.04)             (0.07)             (0.03)             (0.04)
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (3.88)             (1.56)             (1.45)              6.34
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (3.92)             (1.63)             (1.48)              6.30
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net realized gains                                         0.00               0.00              (2.52)             (0.48)
  In excess of net realized gain on investments                   0.00              (0.00)**            0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                               0.00               0.00              (2.52)             (0.48)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.27    $         10.19    $         11.82    $         15.82
                                                       ===============    ===============    ===============    ===============
Total return                                                    -38.47%            -13.75%             -9.35%             63.39%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       572,470    $       819,047    $       850,915    $       631,505
Ratios to average net assets:
  Ratio of expenses to average net assets                         1.14%              1.19%              1.24%              1.28%+
  Ratio of net investment loss
    to average net assets                                        -0.54%             -0.67%             -0.28%             -0.48%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                      1.18%              1.24%              1.25%              1.28%+
Ratio of net investment loss to average net
  assets prior to expense reductions and
  reimbursed expenses                                            -0.58%             -0.72%             -0.29%             -0.48%+
Portfolio turnover                                                 128%               102%                41%                50%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Rounds to less than $0.01

                       See Notes to Financial Statements.

                                                                                    INTERNATIONAL
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001              2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          8.20    $         10.73    $         13.76    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.07               0.06               0.07               0.08
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (1.39)             (2.23)             (2.12)              4.15
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.32)             (2.17)             (2.05)              4.23
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.08)              0.00              (0.12)             (0.15)
  From net realized gains                                         0.00               0.00              (0.86)             (0.32)
  In excess of net realized gain on investments                   0.00              (0.25)              0.00               0.00
  Return of capital                                               0.00              (0.11)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.08)             (0.36)             (0.98)             (0.47)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.80    $          8.20    $         10.73    $         13.76
                                                       ===============    ===============    ===============    ===============
Total return                                                    -16.08%            -20.16%            -14.91%             42.62%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       282,921    $       304,357    $       326,534    $       316,937
Ratios to average net assets:
  Ratio of expenses to average net assets                         1.16%              1.18%              1.13%              1.12%+
  Ratio of net investment income
    to average net assets                                         0.89%              0.56%              0.46%              0.86%+
Ratio of expenses to average net assets prior to
  expense reductions and reimbursed expenses                      1.20%              1.20%              1.15%              1.14%+
Ratio of net investment income to average net
  assets prior to expense reductions and
  reimbursed expenses                                             0.85%              0.54%              0.44%              0.84%+
Portfolio turnover                                                  81%                37%                40%                29%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                               CORE BOND INDEX CLASS I
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002             2001(a)              2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         10.07    $          9.85    $          9.41    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.50               0.52               0.60               0.49
  Net realized and unrealized gain (loss) on
    investments                                                   0.44               0.30               0.44              (0.59)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                  0.94               0.82               1.04              (0.10)
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.55)             (0.60)             (0.60)             (0.49)
  From net realized gains                                        (0.00)**            0.00               0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.55)             (0.60)             (0.60)             (0.49)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $         10.46    $         10.07    $          9.85    $          9.41
                                                       ===============    ===============    ===============    ===============
Total return                                                      9.69%              8.51%             11.43%             -1.05%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       384,323    $       343,980    $       293,330    $       261,607
Ratios to average net assets:
  Ratio of expenses to average net assets***                      0.48%              0.48%              0.47%              0.47%+
  Ratio of net investment income
    to average net assets                                         4.90%              5.58%              6.30%              5.99%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
   **  --Rounds to less than $0.01.
  ***  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                              CORE BOND INDEX CLASS II
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM APRIL 5,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002             2001(a)              2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         10.10    $          9.88    $          9.43    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.53               0.55               0.62               0.45
  Net realized and unrealized gain (loss) on
    investments                                                   0.43               0.29               0.45              (0.57)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                  0.96               0.84               1.07              (0.12)
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.57)             (0.62)             (0.62)             (0.45)
  From net realized gains                                        (0.00)**            0.00               0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.57)             (0.62)             (0.62)             (0.45)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $         10.49    $         10.10    $          9.88    $          9.43
                                                       ===============    ===============    ===============    ===============
Total return                                                      9.88%              8.71%             11.73%             -1.19%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       150,365    $       116,664    $        81,972    $        48,288
Ratios to average net assets:
  Ratio of expenses to average net assets***                      0.28%              0.28%              0.27%              0.27%+
  Ratio of net investment income
    to average net assets                                         5.10%              5.78%              6.53%              6.26%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
  (a) --The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.07, an increase in net realized and unrealized gains and losses per share of $0.07 and a decrease in the ratio of net investment income to average net assets from 6.17% to 5.78%. Per share data and ratios/supplemental data for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
   **  --Rounds to less than $0.01.
  ***  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                               500 STOCK INDEX CLASS I
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          9.05    $         10.43    $         11.85    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.09               0.08               0.10               0.09
  Net realized and unrealized gain (loss) on
    investments and futures and
    foreign currency transactions                                (2.11)             (1.37)             (1.24)              1.86
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (2.02)             (1.29)             (1.14)              1.95
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.09)             (0.08)             (0.07)             (0.07)
  From net realized gains                                         0.00               0.00              (0.21)             (0.03)
  Return of capital                                               0.00              (0.01)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.09)             (0.09)             (0.28)             (0.10)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.94    $          9.05    $         10.43    $         11.85
                                                       ===============    ===============    ===============    ===============
Total return                                                    -22.39%            -12.29%             -9.61%             19.52%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $        85,250    $        97,478    $       100,732    $       135,372
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.47%              0.47%              0.44%              0.44%+
  Ratio of net investment income
    to average net assets                                         1.17%              0.89%              0.83%              1.04%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                               500 STOCK INDEX CLASS II
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM APRIL 5,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          8.62    $          9.95    $         11.32    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.10               0.09               0.10               0.08
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (2.01)             (1.31)             (1.16)              1.36
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.91)             (1.22)             (1.06)              1.44
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.10)             (0.10)             (0.10)             (0.09)
  From net realized gains                                         0.00               0.00              (0.21)             (0.03)
  Return of capital                                               0.00              (0.01)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.10)             (0.11)             (0.31)             (0.12)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.61    $          8.62    $          9.95    $         11.32
                                                       ===============    ===============    ===============    ===============
Total return                                                    -22.17%            -12.17%             -9.36%             14.44%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       120,784    $       144,574    $       149,423    $       119,236
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.27%              0.27%              0.24%              0.24%+
  Ratio of net investment income
    to average net assets                                         1.37%              1.09%              1.02%              1.23%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                              BROAD MARKET INDEX CLASS I
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          8.80    $         10.17    $         12.21    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.09               0.08               0.11               0.10
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (1.99)             (1.30)             (1.42)              2.30
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.90)             (1.22)             (1.31)              2.40
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.01)             (0.06)             (0.08)             (0.09)
  From net realized gains                                         0.00              (0.09)             (0.65)             (0.10)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.01)             (0.15)             (0.73)             (0.19)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.89    $          8.80    $         10.17    $         12.21
                                                       ===============    ===============    ===============    ===============
Total return                                                    -21.62%            -11.87%            -10.78%             24.07%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       190,706    $       255,532    $       313,268    $       519,581
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.49%              0.47%              0.47%              0.46%+
  Ratio of net investment income
    to average net assets                                         1.07%              0.85%              0.74%              0.99%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                             BROAD MARKET INDEX CLASS II
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM APRIL 5,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          8.35    $          9.67    $         11.68    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.09               0.09               0.10               0.09
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (1.88)             (1.24)             (1.35)              1.80
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.79)             (1.15)             (1.25)              1.89
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.02)             (0.08)             (0.11)             (0.11)
  From net realized gains                                         0.00              (0.09)             (0.65)             (0.10)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.02)             (0.17)             (0.76)             (0.21)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.54    $          8.35    $          9.67    $         11.68
                                                       ===============    ===============    ===============    ===============
Total return                                                    -21.39%            -11.73%            -10.69%             19.01%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $       188,942    $       240,617    $       248,565    $       163,050
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.29%              0.27%              0.27%              0.26%+
  Ratio of net investment income
    to average net assets                                         1.27%              1.05%              0.94%              1.18%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                           MID/SMALL COMPANY INDEX CLASS I
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001              2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         10.21    $         11.50    $         13.92    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.06               0.07               0.06               0.06
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (1.94)             (1.22)             (2.14)              4.02
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.88)             (1.15)             (2.08)              4.08
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                      0.00              (0.05)             (0.05)             (0.06)
  From net realized gains                                         0.00              (0.08)             (0.29)             (0.10)
  Return of capital                                               0.00              (0.01)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                               0.00              (0.14)             (0.34)             (0.16)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          8.33    $         10.21    $         11.50    $         13.92
                                                       ===============    ===============    ===============    ===============
Total return                                                    -18.41%             -9.90%            -14.91%             40.90%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $        27,427    $        30,220    $        33,805    $        21,548
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.53%              0.55%              0.51%              0.60%+
  Ratio of net investment income
    to average net assets                                         0.70%              0.63%              0.52%              0.75%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                           MID/SMALL COMPANY INDEX CLASS II
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM APRIL 5,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          9.78    $         11.02    $         13.37    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.08               0.08               0.09               0.07
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (1.87)             (1.16)             (2.06)              3.48
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.79)             (1.08)             (1.97)              3.55
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                      0.00              (0.08)             (0.09)             (0.08)
  From net realized gains                                         0.00              (0.08)             (0.29)             (0.10)
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                               0.00              (0.16)             (0.38)             (0.18)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          7.99    $          9.78    $         11.02    $         13.37
                                                       ===============    ===============    ===============    ===============
Total return                                                    -18.30%             -9.65%            -14.75%             35.64%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $        25,273    $        30,158    $        34,334    $         9,296
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.33%              0.35%              0.31%              0.40%+
  Ratio of net investment income
    to average net assets                                         0.90%              0.83%              0.73%              0.97%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                            OVERSEAS EQUITY INDEX CLASS I
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM MARCH 1,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001              2000               1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          7.78    $         10.13    $         12.75    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.10               0.09               0.16               0.11
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (1.40)             (2.30)             (2.10)              2.88
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.30)             (2.21)             (1.94)              2.99
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.12)             (0.07)             (0.11)             (0.17)
  From net realized gains                                         0.00              (0.01)             (0.57)             (0.07)
  Return of capital                                               0.00              (0.06)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.12)             (0.14)             (0.68)             (0.24)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.36    $          7.78    $         10.13    $         12.75
                                                       ===============    ===============    ===============    ===============
Total return                                                    -16.73%            -21.77%            -15.21%             30.03%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $        35,413    $        35,682    $        34,167    $        48,416
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.70%              0.68%              0.67%              0.95%+
  Ratio of net investment income
    to average net assets                                         1.51%              1.05%              1.07%              1.17%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                            OVERSEAS EQUITY INDEX CLASS II
                                                       ------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                                                                                  FROM APRIL 5,
                                                                                                                    1999* TO
                                                                  FOR THE YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                                                             2002               2001               2000              1999
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          7.40    $          9.64    $         12.19    $         10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                           0.12               0.10               0.13               0.15
  Net realized and unrealized gain (loss) on
    investments and futures and foreign
    currency transactions                                        (1.35)             (2.19)             (1.96)              2.30
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                 (1.23)             (2.09)             (1.83)              2.45
                                                       ---------------    ---------------    ---------------    ---------------
LESS DISTRIBUTIONS:
  From net investment income                                     (0.13)             (0.08)             (0.15)             (0.19)
  From net realized gains                                         0.00              (0.01)             (0.57)             (0.07)
  Return of capital                                               0.00              (0.06)              0.00               0.00
                                                       ---------------    ---------------    ---------------    ---------------
TOTAL DISTRIBUTIONS                                              (0.13)             (0.15)             (0.72)             (0.26)
                                                       ---------------    ---------------    ---------------    ---------------
NET ASSET VALUE, END OF PERIOD                         $          6.04    $          7.40    $          9.64    $         12.19
                                                       ===============    ===============    ===============    ===============
Total return                                                    -16.59%            -21.56%            -15.02%             24.59%++
Ratios/Supplemental data:
  Net assets, end of period (000)                      $         7,661    $         8,234    $         9,950    $         8,623
Ratios to average net assets:
  Ratio of expenses to average net assets**                       0.50%              0.48%              0.47%              0.75%+
  Ratio of net investment income
    to average net assets                                         1.71%              1.28%              1.20%              1.53%+

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Includes effect of expenses allocated from Master Investment Portfolio
         (Note 1)

                       See Notes to Financial Statements.

                                                                                 MODEL PORTFOLIO
                                                                                SAVINGS ORIENTED
                                                          ------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4,
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                                2002                  2001                  2000
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          22.91      $          25.09      $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.64                  0.96                  0.16
  Net realized and unrealized gain (loss) on investments             (0.96)                (0.32)                 0.21
                                                          ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (0.32)                 0.64                  0.37
                                                          ----------------      ----------------      ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.61)                (1.47)                (0.15)
  From net realized gains                                            (0.06)                (0.85)                (0.13)
  In excess of net realized gain on investments                       0.00                 (0.37)                 0.00
  Return of capital                                                   0.00                 (0.13)                 0.00
                                                          ----------------      ----------------      ----------------
TOTAL DISTRIBUTIONS                                                  (0.67)                (2.82)                (0.28)
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, END OF PERIOD                            $          21.92      $          22.91      $          25.09
                                                          ================      ================      ================
Total return                                                         -1.38%                 2.81%                 1.48%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        159,497      $        137,029      $        101,093
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.16%                 0.18%                 0.13%+
  Ratio of net investment income
    to average net assets                                             3.06%                 3.76%                 8.95%+
Portfolio turnover                                                      10%                   14%                    2%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                 MODEL PORTFOLIO
                                                                               CONSERVATIVE GROWTH
                                                          ------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4,
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                                2002                  2001                  2000
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          21.52      $          24.81      $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.53                  0.83                  0.14
  Net realized and unrealized gain (loss) on investments             (1.96)                (0.95)                 0.33
                                                          ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (1.43)                (0.12)                 0.47
                                                          ----------------      ----------------      ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.55)                (1.27)                (0.14)
  From net realized gains                                             0.00                 (1.17)                (0.52)
  In excess of net realized gain on investments                       0.00                 (0.53)                 0.00
  Return of capital                                                   0.00                 (0.20)                 0.00
                                                          ----------------      ----------------      ----------------
TOTAL DISTRIBUTIONS                                                  (0.55)                (3.17)                (0.66)
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, END OF PERIOD                            $          19.54      $          21.52      $          24.81
                                                          ================      ================      ================
Total return                                                         -6.66%                 0.09%                 1.89%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        280,787      $        280,813      $        236,682
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.15%                 0.15%                 0.12%+
  Ratio of net investment income
    to average net assets                                             2.64%                 3.17%                 8.26%+
Portfolio turnover                                                      12%                   15%                    1%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                                                                                 MODEL PORTFOLIO
                                                                               TRADITIONAL GROWTH
                                                          ------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4,
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                                2002                  2001                  2000
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          20.06      $          24.64      $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.34                  0.57                  0.14
  Net realized and unrealized gain (loss) on investments             (2.88)                (1.69)                 0.47
                                                          ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (2.54)                (1.12)                 0.61
                                                          ----------------      ----------------      ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.33)                (0.92)                (0.14)
  From net realized gains                                             0.00                 (1.78)                (0.83)
  In excess of net realized gain on investments                       0.00                 (0.62)                 0.00
  Return of capital                                                   0.00                 (0.14)                 0.00
                                                          ----------------      ----------------      ----------------
TOTAL DISTRIBUTIONS                                                  (0.33)                (3.46)                (0.97)
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, END OF PERIOD                            $          17.19      $          20.06      $          24.64
                                                          ================      ================      ================
Total return                                                        -12.64%                -3.62%                 2.46%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        566,555      $        571,357      $        489,791
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.14%                 0.15%                 0.11%+
  Ratio of net investment income
    to average net assets                                             1.94%                 2.20%                 8.22%+
Portfolio turnover                                                      11%                   13%                    0%++**

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Rounds to less than 1%

                       See Notes to Financial Statements.

                                                                                 MODEL PORTFOLIO
                                                                                LONG-TERM GROWTH
                                                          ------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4,
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                                2002                  2001                  2000
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          19.16      $          24.53      $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.22                  0.36                  0.15
  Net realized and unrealized gain (loss) on investments             (3.67)                (2.39)                 0.66
                                                          ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (3.45)                (2.03)                 0.81
                                                          ----------------      ----------------      ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.22)                (0.62)                (0.15)
  From net realized gains                                            (0.01)                (2.11)                (1.13)
  In excess of net realized gain on investments                       0.00                 (0.59)                 0.00
  Return of capital                                                   0.00                 (0.02)                 0.00
                                                          ----------------      ----------------      ----------------
TOTAL DISTRIBUTIONS                                                  (0.23)                (3.34)                (1.28)
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, END OF PERIOD                            $          15.48      $          19.16      $          24.53
                                                          ================      ================      ================
Total return                                                        -18.01%                -7.15%                 3.23%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $        528,710      $        533,348      $        467,522
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.14%                 0.15%                 0.11%+
  Ratio of net investment income
    to average net assets                                             1.40%                 1.40%                 8.05%+
Portfolio turnover                                                       9%                   10%                    0%++**

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations
   **  --Rounds to less than 1%

                       See Notes to Financial Statements.

                                                                                 MODEL PORTFOLIO
                                                                                ALL-EQUITY GROWTH
                                                          ------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                      FROM DECEMBER 4,
                                                                                                          2000* TO
                                                              FOR THE YEAR ENDED DECEMBER 31,           DECEMBER 31,
                                                                2002                  2001                  2000
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          19.41      $          24.27      $          25.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                               0.06                  0.13                  0.16
  Net realized and unrealized gain (loss) on investments             (4.73)                (3.05)                 0.72
                                                          ----------------      ----------------      ----------------
TOTAL FROM INVESTMENT OPERATIONS                                     (4.67)                (2.92)                 0.88
                                                          ----------------      ----------------      ----------------
LESS DISTRIBUTIONS:
  From net investment income                                         (0.06)                (0.42)                (0.16)
  From net realized gains                                             0.00                 (1.02)                (1.45)
  In excess of net realized gain on investments                       0.00                 (0.49)                 0.00
  Return of capital                                                   0.00                 (0.01)                 0.00
                                                          ----------------      ----------------      ----------------
TOTAL DISTRIBUTIONS                                                  (0.06)                (1.94)                (1.61)
                                                          ----------------      ----------------      ----------------
NET ASSET VALUE, END OF PERIOD                            $          14.68      $          19.41      $          24.27
                                                          ================      ================      ================
Total return                                                        -24.07%               -11.13%                 3.53%++
Ratios/Supplemental data:
  Net assets, end of period (000)                         $         54,779      $         37,812      $         11,697
Ratios to average net assets:
  Ratio of expenses to average net assets                             0.18%                 0.20%                 0.13%+
  Ratio of net investment income
    to average net assets                                             0.45%                 0.21%                 9.23%+
Portfolio turnover                                                       6%                   18%                    2%++

----------
    +  --Annualized
   ++  --Not annualized
    *  --Commencement of operations

                       See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company organized as a Delaware business trust. The Company commenced operations on March 1, 1999 and currently consists of the following series (together, the "Funds" and each individually a "Fund"):

     THE "FUNDS":                     THE "INDEX FUNDS":             THE "MODEL PORTFOLIO FUNDS":
     Money Market Fund                Core Bond Index Fund           Savings Oriented Fund
     Income Preservation Fund         500 Stock Index Fund           Conservative Growth Fund
     US Government Securities Fund    Broad Market Index Fund        Traditional Growth Fund
     Asset Allocation Fund            Mid/Small Company Index Fund   Long-Term Growth Fund
     Equity Income Fund               Overseas Equity Index Fund     All-Equity Growth Fund
     Growth & Income Fund
     Growth Fund
     Aggressive Opportunities Fund
     International Fund

     The Income Preservation Fund and the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund, and the Model Portfolio All-Equity Growth Fund commenced operations on December 4, 2000 by acquiring all of the assets of certain funds of the ICMA Retirement Trust. The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds.

     The Funds and Model Portfolio Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective fund services and investor services fees. Shareholders of each Index Fund bear the common expenses of the Index Fund and earn income from the Master Portfolio pro rata based on the daily net assets of each class. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

   INDEX FUND STRUCTURE

     Each Index Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities in the portfolio, the feeder fund, which is offered to the Index Fund Shareholders, invests in a Master Portfolio that has substantially the same investment objectives as the feeder fund. It is the Master Portfolio that actually invests in individual securities. Barclays Global Fund Advisors (BGFA) is the investment adviser for the Master Portfolios. The Index Funds invest in the following Master Portfolios:

              INDEX FUND          INVESTS IN   MASTER PORTFOLIO
              -----------         ----------  -------------------
              Core Bond              --->     Bond Index
              500 Stock              --->     S&P 500 Index
              Broad Market           --->     U.S. Equity Index
              Mid/Small Company      --->     Extended Index
              Overseas Equity        --->     International Index

     The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Index Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. In the preparation of the financial statements, management makes estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENT POLICY AND SECURITY VALUATION

     The equity securities held by each Fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Equity securities not traded on an exchange normally are valued at the last reported sale price in the over-the-counter market. If a security does not trade on a particular day, then the security normally is valued at the mean between the highest bid price and the lowest priced offer obtained from quotation sources believed to be reliable. Fixed income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at cost. Prices for other fixed income securities normally are obtained from a commercial pricing service which may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Directors.

     The value of each Index Fund's interest in the net assets of the Master Portfolio in which it invests reflects that Index Fund's interest in the net assets of that Master Portfolio (84.75%, 8.80%, 100.00%, 40.15% and 47.38%) for
the Bond Index, S&P 500 Index, U.S. Equity Index, Extended Index and International Index Master Portfolios, respectively, as of December 31, 2002. See "Investment Policy and Security Valuation" for the Master Portfolios included elsewhere in this report.

     The Model Portfolio Funds invest in certain other Vantagepoint Funds ("underlying funds") rather than investing directly in a portfolio of securities. Each Model Portfolio Fund is diversified among various asset classes and each reflects a different degree of potential risk and reward. Shares of underlying funds are valued at their net asset value as reported on each business day.

     The Money Market Fund invests all of its assets in the Short Term Investments Co. Liquid Assets Portfolio Institutional Class. The Short Term Investments Co. Liquid Assets Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

     The Income Preservation Fund seeks a high level of current income consistent with preserving principal and seeking to maintain a stable net asset value per share by investing primarily in high-quality short and intermediate term debt securities, and entering into wrapper agreements. Wrapper agreements permit book value accounting (cost plus accrued interest) for the securities and offset daily market fluctuations. The wrapper agreements are nontransferable but provide for benefit responsive withdrawals by shareholders at the contract value in accordance with the provisions of the plan. Wrapper agreements are reported at their estimated fair value. In determining fair value, the Company primarily considers such factors as the benefit responsiveness of the investment contract and the ability of the parties to the wrapper agreement to perform in accordance with the terms of the agreement. Generally, fair value approximates contract value (contributions made plus interest accrued at the contract rate, less withdrawals and fees). If, however, an event has occurred that may impair the ability of the contract issuer to perform in accordance with the contract terms, fair value may be less than contract value. The fair value of investment contracts that are not benefit-responsive is determined by or under the supervision of the Company, generally by discounting the related cash flows based on current yields of similar instruments with comparable durations.

   FOREIGN CURRENCY

     The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income of the Core Bond Index Fund and US Government Securities Fund are declared and paid monthly. Dividends to shareholders from net investment income of the Money Market Fund and Income Preservation Fund are declared daily and paid monthly. Dividends to shareholders from net investment income of the remaining Funds, Index Funds and Model Portfolio Funds are declared and paid annually. Distributions to shareholders from any net realized capital gains are generally declared and paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, and differing characterization of distributions made by each Fund as a whole. The following reclassifications were made in the financial statements to present each Fund's components of its net asset accounts on a tax basis. Net investment income per share calculations in the financial highlights were not affected by these reclassifications.

                                                          UNDISTRIBUTED       ACCUMULATED NET REALIZED
                                  PAID-IN CAPITAL     NET INVESTMENT INCOME          GAIN/(LOSS)
                                INCREASE (DECREASE)    INCREASE (DECREASE)       INCREASE (DECREASE)
                                -------------------   ---------------------   ------------------------
     Income Preservation         $     (794,913)         $       49,518          $      745,395
     US Government Securities                 1                 148,754                (148,755)
     Asset Allocation               (10,214,333)                 (1,994)             10,216,327
     Equity Income                   (1,679,677)               (162,938)              1,842,615
     Growth & Income                         --                      (6)                      6
     Growth                          (3,060,290)                 (4,637)              3,064,927
     Aggressive Opportunities                (2)               (697,154)                697,156
     International                          156                 779,921                (780,077)
     Core Bond Index                 (1,758,762)              5,014,740              (3,255,978)
     500 Stock Index                    341,514                  (1,386)               (340,128)
     Broad Market Index                 528,929                 (49,018)               (479,911)
     Mid/Small Company Index             15,945                 (21,429)                  5,484
     Overseas Equity Index             (158,628)                 76,662                  81,966
     Savings Oriented                   649,900                 261,994                (911,894)
     Conservative Growth             (1,508,330)                276,593               1,231,737
     Traditional Growth             (15,105,991)                336,958              14,769,033
     Long-Term Growth               (12,152,550)                 11,983              12,140,567
     All-Equity Growth                   (1,534)                  1,535                      (1)

   FEDERAL INCOME TAXES

     Each of the Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

     At December 31, 2002, Aggressive Opportunities, 500 Stock Index, Broad Market Index, Mid/Small Company Index and Overseas Equity Index had net capital loss carryforwards of $40,413,813, $4,424,869, $6,592,204, $3,459,010 and
$177,974, respectively, that expire in the year 2009. In addition, the Asset Allocation, Equity Income, Growth & Income, Growth, Aggressive Opportunities, International, 500 Stock Index, Broad Market Index, Mid/Small Company Index, Overseas Equity Index, Savings Oriented, Conservative Growth, Traditional Growth and All-Equity Growth had net capital loss carryforwards of $26,917,112, $14,422,337, $31,506,872, $736,830,157, $387,829,841, $79,543,159, $17,629,329,
$31,532,544, $3,683,071, $3,812,746, $979,850, $220,902, $806,403 and $359,640,
respectively, that expire in 2010.

     US Government Securities, Growth & Income, Aggressive Opportunities, International, 500 Stock Index, Broad Market Index, Mid/Small Company Index, Overseas Equity Index, Savings Oriented, Conservative Growth and All-Equity Growth incurred and elected to defer post-October 31 net capital losses of $3,834, $13,158,739, $137,271, $4,200,692, $866,643, $1,408,418, $205,326,
$76,502, $131,879, $1,688,097 and $48,181, respectively, to the year ended
December 31, 2003. In addition, Growth & Income, Aggressive Opportunities and International incurred and elected to defer post-October 31 net currency losses of $6, $5,189,573 and $438,158, respectively, to the year ended December 31, 2003.

   FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of December 31, 2002, the following Funds had open futures contracts:

   INCOME PRESERVATION

                                                                                                              NET
NUMBER OF                                                                             NOTIONAL            UNREALIZED
CONTRACTS                            TYPE                   EXPIRATION DATE        CONTRACT VALUE        APPRECIATION
---------                            ----                   ---------------        --------------        ------------
OPEN PURCHASE CONTRACTS:
25,700,000                    CBT U.S. 10 Year
                              Treasury Note                   March 2003           $   29,567,047        $    856,657
2,600,000                     CBT U.S. Long Bond              March 2003           $    2,929,875             113,648
                                                                                                         ------------
                                                         TOTAL UNREALIZED APPRECIATION ON FUTURES        $    970,305
                                                                                                         ============

   ASSET ALLOCATION

                                                                                                             NET
                                                                                                          UNREALIZED
NUMBER OF                                                                             NOTIONAL          APPRECIATION/
CONTRACTS                            TYPE                   EXPIRATION DATE        CONTRACT VALUE       (DEPRECIATION)
---------                            ----                   ---------------        --------------       --------------
OPEN PURCHASE CONTRACTS:
78,000                        CME E-MINI S&P 500 Index        March 2003           $   68,554,200       $      294,891
141,750                       CME S&P 500 Index               March 2003           $  124,584,075           (2,944,863)
                                                                                                        --------------
                                                         TOTAL UNREALIZED DEPRECIATION ON FUTURES       $   (2,649,972)
                                                                                                        ==============

   GROWTH

                                                                                                              NET
NUMBER OF                                                                             NOTIONAL            UNREALIZED
CONTRACTS                            TYPE                   EXPIRATION DATE        CONTRACT VALUE       (DEPRECIATION)
---------                            ----                   ---------------        --------------       --------------
OPEN PURCHASE CONTRACTS:
200                           CME E-MINI S&P 500 Index        March 2003           $      175,780       $       (4,680)
1,750                         CME S&P 500 Index               March 2003           $    1,538,075              (53,323)
                                                                                                        --------------
                                                         TOTAL UNREALIZED DEPRECIATION ON FUTURES       $      (58,003)
                                                                                                        ==============

   REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's schedule of investments. The Funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than

102% of market value. The repurchase agreements entered into on December 31, 2002 are collateralized by U.S. Government Securities. If the custodian or counterparty becomes bankrupt, the Funds' realization of collateral might be delayed, or the Funds may incur a cost or possible losses of principal and income in selling the collateral.

   WRAPPER AGREEMENTS

     The Income Preservation Fund will seek to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements are designed to maintain the Fund's NAV at a stable share price. These agreements offset daily market value fluctuations by permitting book value accounting for the fixed income securities. Risks of purchasing wrapper agreements include the possibility that the wrapper agreement purchased by the Fund will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Wrap providers do not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements will not shield the Fund from any resultant loss. Additionally, the wrapper agreements are not liquid investments. As of December 31, 2002, the Fund has entered into wrapper agreements with Bank of America, N.A. and AIG Financial Products and the current contractual fee related to both these agreements is 0.13% of the average net assets assigned to each contract of the Fund.

   OPTION CONTRACTS

     The Income Preservation Fund may use options to obtain exposure to fixed income sectors without incurring leverage. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Written option activity for the year ended December 31, 2002, was as follows:

                                                       PUT                  OPTIONS
INCOME PRESERVATION                                 CONTRACTS               PREMIUM
-------------------                                -----------             ---------
Beginning Balance as of 12/31/2001                     134                 $  81,097
Contracts written                                       --                        --
Contracts closed                                      (134)                $ (81,097)
Contracts expired                                       --                        --
Ending balance as of 12/31/2002                         --                 $      --

     At December 31, 2002, there were no written options open or outstanding.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of December 31, 2002, the Funds had the following open forward foreign currency exchange contracts outstanding:

   GROWTH FUND

                                  EXCHANGE          FOREIGN CURRENCY     U.S. DOLLAR VALUE AT    NET UNREALIZED
CURRENCY                            DATE          COST/PROCEEDS (U.S.$)    DECEMBER 31, 2002          GAIN
--------                          --------        ---------------------  --------------------    --------------
PURCHASE CONTRACTS
Euro Dollar                      01/02/2003             $  91,839              $  93,389            $  1,550
                                                                                                    --------
                                                             NET GAIN ON PURCHASE CONTRACTS         $  1,550
                                                             NET UNREALIZED GAIN ON FORWARD
                                                               FOREIGN CURRENCY CONTRACTS           $  1,550
                                                                                                    ========

   AGGRESSIVE OPPORTUNITIES FUND

                                  EXCHANGE          FOREIGN CURRENCY     U.S. DOLLAR VALUE AT    NET UNREALIZED
CURRENCY                            DATE          COST/PROCEEDS (U.S.$)    DECEMBER 31, 2002       GAIN/(LOSS)
--------                         ----------       ---------------------  --------------------    --------------
PURCHASE CONTRACTS
Australian Dollar                03/03/2003          $    3,025,048         $    3,056,359       $       31,311
British Pound Sterling           03/03/2003               3,379,428              3,477,664               98,236
                                 08/01/2005               3,549,667              3,701,788              152,121
Euro Dollar                      01/02/2003                  28,684                 28,988                  304
                                 01/03/2003                 114,453                114,317                 (136)
                                 01/07/2003                 242,360                242,033                 (327)
                                 08/01/2005               6,038,705              6,484,291              445,586
Japanese Yen                     03/03/2003               2,726,960              2,808,899               81,939
                                 08/01/2005               3,318,942              3,160,528             (158,414)
Swedish Krona                    03/03/2003                 976,979                996,803               19,824
Swiss Franc                      08/02/2005                 897,170                954,653               57,483
                                                                                                 --------------
                                                           NET GAIN ON PURCHASE CONTRACTS        $      727,927

SALE CONTRACTS
Australian Dollar                01/02/2003          $       12,191         $       12,192       $           (1)
                                 03/03/2003                 669,120                672,960               (3,840)
                                 08/02/2005               4,031,960              4,227,981             (196,021)
British Pound Sterling           01/02/2003                 219,683                220,702               (1,019)
                                 03/03/2003               1,324,992              1,346,192              (21,200)
                                 08/01/2005              17,432,460             18,102,789             (670,329)
Canadian Dollar                  06/27/2003              10,072,586             10,057,723               14,863
Danish Krone                     08/01/2005               2,005,175              2,145,997             (140,822)
Euro Dollar                      01/02/2003                 106,393                107,291                 (898)
                                 01/03/2003                  96,069                 96,683                 (614)
                                 03/03/2003               4,898,761              5,182,930             (284,169)
                                 06/27/2003              21,940,421             23,014,761           (1,074,340)
                                 08/01/2005              28,613,280             30,387,067           (1,773,787)
Japanese Yen                     01/06/2003                 180,066                182,307               (2,241)
                                 01/07/2003                 128,947                129,018                  (72)
                                 03/03/2003               2,606,077              2,664,106              (58,029)
                                 06/27/2003              36,583,614             35,727,733              855,881
                                 08/01/2005              34,026,829             31,720,959            2,305,870
New Zealand Dollar               08/01/2005                 324,216                369,696              (45,480)
Republic of Korea Won            03/03/2003               4,024,244              4,133,806             (109,562)
Singapore Dollar                 03/03/2003               1,696,452              1,730,902              (34,450)
Swedish Krona                    01/02/2003                   8,964                  9,175                 (211)
                                 01/03/2003                  16,697                 16,949                 (252)
                                 01/07/2003                   3,454                  3,485                  (31)
                                 03/03/2003               1,591,686              1,672,796              (81,110)
                                 08/01/2005               3,491,968              3,885,973             (394,005)
Swiss Franc                      08/02/2005                 914,004                954,653              (40,649)
                                                                                                 --------------
                                                           NET LOSS ON SALE CONTRACTS            $   (1,756,518)
                                                           NET UNREALIZED LOSS ON FORWARD
                                                             FOREIGN CURRENCY CONTRACTS          $   (1,028,591)
                                                                                                 ==============

   INTERNATIONAL FUND

                                  EXCHANGE          FOREIGN CURRENCY     U.S. DOLLAR VALUE AT    NET UNREALIZED
CURRENCY                            DATE          COST/PROCEEDS (U.S.$)    DECEMBER 31, 2002       GAIN/(LOSS)
--------                         ----------       ---------------------  --------------------    --------------
PURCHASE CONTRACTS
British Pound Sterling           01/02/2003          $       87,983         $       88,245       $          262
                                 01/03/2003                  10,657                 10,646                  (11)
Canadian Dollar                  01/02/2003                  57,024                 56,611                 (413)
                                 01/03/2003                  55,526                 55,382                 (144)
Euro Dollar                      01/02/2003                 194,118                194,870                  752
                                 01/03/2003                 253,150                253,151                    1
                                 01/06/2003                 125,865                125,676                 (189)
                                 01/15/2003                 835,911                895,557               59,646
                                 02/21/2003                 719,739                745,513               25,774
                                 02/24/2003                 839,183                881,768               42,585
                                 02/26/2003               1,318,945              1,394,470               75,525
                                 03/04/2003                 712,220                737,477               25,257
                                 03/12/2003                 679,228                743,281               64,053
                                 03/31/2003               1,710,998              1,857,627              146,629
                                 04/22/2003                 495,989                541,216               45,227
                                 06/09/2003                 567,118                599,944               32,826
Japanese Yen                     03/12/2003                 664,914                685,640               20,726
Mexican Peso                     01/02/2003                   6,423                  6,433                   10
Norwegian Krone                  01/03/2003                  18,094                 18,116                   22
                                 01/06/2003                  22,462                 22,462                    0
Swedish Krona                    01/03/2003                   7,090                  7,131                   41
Swiss Franc                      01/06/2003                  71,743                 71,907                  164
                                                                                                 --------------
                                                           NET GAIN ON PURCHASE CONTRACTS        $      538,743
SALE CONTRACTS

British Pound Sterling           01/03/2003          $       14,348         $       14,394       $          (46)
                                 01/06/2003                   2,553                  2,551                    2
Canadian Dollar                  02/21/2003                 719,739                716,446                3,293
Euro Dollar                      01/02/2003                  55,055                 55,908                 (853)
                                 01/03/2003                  29,873                 29,905                  (32)
                                 03/12/2003                 664,914                705,202              (40,288)
                                 03/12/2003                  19,671                 20,750               (1,079)
Japanese Yen                     01/06/2003                  95,407                 96,603               (1,196)
                                 01/07/2003                 201,581                203,614               (2,033)
                                 01/08/2003                  72,397                 72,359                   38
                                 01/15/2003                 835,911                870,750              (34,839)
                                 02/24/2003                 839,183                868,042              (28,859)
                                 02/26/2003               1,318,945              1,367,902              (48,957)
                                 03/12/2003                 679,228                702,006              (22,778)
                                 03/31/2003               1,710,998              1,772,788              (61,790)
                                 04/22/2003                 495,989                526,502              (30,513)
                                 06/09/2003                 567,118                600,874              (33,756)
Mexican Peso                     03/04/2003                 712,220                690,312               21,908
                                                                                                 --------------
                                                           NET LOSS ON SALE CONTRACTS            $     (281,778)
                                                           NET UNREALIZED GAIN ON FORWARD
                                                             FOREIGN CURRENCY CONTRACTS          $      256,965
                                                                                                 ==============

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Vantagepoint Investment Advisers LLC (the "VIA"), a wholly owned subsidiary of the ICMA Retirement Corporation ("RC"), provides investment advisory services to each of the Funds, Index Funds and Model Portfolio Funds. Pursuant to a Master Advisory Agreement, VIA is entitled to receive 0.10% of the average daily net assets of each Fund and Model Portfolio Fund and 0.05% of the average daily net assets of Class I and Class II for the Index Funds. VIA and the Company contract with one or more subadvisers ("Subadvisers") for the day-to-day management of each of the Funds and Index Funds. The Model Portfolio Funds do not have Subadviser fees. Each Subadviser is paid a fee by the Funds during the year based on average net assets under management. The fee structure for many of the subadvisers provides for a range of fees so that as average net assets of a Fund increase the rate of fee paid decreases. With other subadvisers, one fee is applicable to all levels of assets under management. The specifics of each subadviser's fee are presented in detail in the Funds' prospectus and statement of additional information. Presented below are the fees paid by the Funds as a percentage of average net assets for the year ended December 31, 2002:

                                                                                          FEE AS A
                                                                                        PERCENTAGE OF
                                                                                        AVERAGE DAILY
FUND                                      SUBADVISER                                     NET ASSETS
----                                      ----------                                    -------------
Money Market                    AIM Advisors, Inc.*****                                     0.12%

Income Preservation             Payden & Rygel                                              0.09%
                                Pacific Investment Management
                                Company, LLC****                                            0.25%
                                Wellington Management Company LLP                           0.22%

US Government Securities        Seix Investment Advisors                                    0.10%

Asset Allocation                Mellon Capital Management
                                Corporation                                                 0.23%

Equity Income                   Barrow, Hanley, Mewhinney
                                & Strauss, Inc.                                             0.29%
                                T. Rowe Price Associates, Inc.                              0.40%
                                Southeastern Asset Management, Inc.                         0.56%

Growth & Income                 Capital Guardian Trust Company**                            0.28%
                                T. Rowe Price Associates, Inc.                              0.40%
                                Wellington Management Company LLP                           0.32%

Growth                          Barclays Global Fund Advisors                               0.02%
                                Brown Capital Management, Inc.                              0.32%
                                Fidelity Management & Research
                                Company                                                     0.61%
                                Peregrine Capital Management                                0.41%
                                Tukman Capital Management Inc.****                          0.50%

Aggressive Opportunities        Roxbury Capital Management, LLC                             0.64%
                                Southeastern Asset Management, Inc.                         0.82%
                                Wellington Management Company LLP                           0.70%

International                   Capital Guardian Trust Company*                             0.49%
                                Artisan Partners Limited Partnership****                    0.70%

Core Bond Index                 Barclays Global Fund Advisors***                            0.08%

                                                                                          FEE AS A
                                                                                        PERCENTAGE OF
                                                                                        AVERAGE DAILY
FUND                                      SUB-ADVISER                                     NET ASSETS
----                                      -----------                                   -------------
500 Stock Index                 Barclays Global Fund Advisors***                            0.05%

Broad Market Index              Barclays Global Fund Advisors***                            0.08%

Mid/Small Company Index         Barclays Global Fund Advisors***                            0.10%

Overseas Equity Index           Barclays Global Fund Advisors***                            0.25%

----------
    * Minimum fee of $167,500 per year.
   ** Minimum fee of $337,000 per year.
  *** Allocated from Master Investment Portfolio (Note 1).
 **** Fee is applicable for all Fund assets managed by Subadviser.
***** This reflects the share borne by the Money Market Fund, as an investor in The Short Term Investments Co. Liquid Assets Portfolio ("Portfolio"), of the advisory fees paid by the Portfolio to its investment adviser, AIM Advisors, Inc. AIM Advisors, Inc. is not a subadviser of the Money Market Fund.

     Vantagepoint Transfer Agents, LLC ("VTA"), a wholly owned subsidiary of RC, is the Transfer Agent for the Funds and the Model Portfolio Funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index Funds, VTA receives 0.20% for investor services and 0.15% for fund services. For Class I Shares of the Index Funds, VTA receives 0.15% for investor services and 0.15% for fund services. For Class II Shares of the Index Funds, VTA receives 0.05% for investor services and 0.05% for fund services.

     Investors Bank & Trust Company ("IBT") serves as the Custodian to each Fund in the Company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Funds, Index Funds and Model Portfolio Funds.

   EXPENSES

     The Model Portfolio Funds will incur fees and expenses indirectly as shareholders in the underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio Funds will vary.

     A transaction fee of 2% may be applied to the value of amounts withdrawn from the Income Preservation Fund by IRA investors. This fee will be applied only during periods beginning when the current yield of Money Market Funds, as measured by the yield of the Vantagepoint Money Market Fund, exceed the current yield of the Income Preservation Fund. The fee will be removed at such time as the current yield of the Income Preservation Fund exceeds that of the Money Market Fund by 0.25% or 25 basis points. For Vantagepoint Elite investors, a redemption fee of $50 and an exchange fee of $8 will be charged on the redemption or exchange of shares from any of the Funds, except the Money Market Fund, held for less than one year. Exchanges from the Money Market Fund to any other Fund may be made without incurring the exchange fee. Redemptions of shares of the Money Market Fund held less than one year will be subject to a $30 redemption fee.

   FEE WAIVER

     VIA originally agreed for a period of two years from March 31, 1999, to waive any fees that would result in total fund expenses of the Money Market Fund in excess of an annual amount of 0.55% of average net assets. This waiver continued in place until May 1, 2002.

4.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Fund and Model Portfolio Fund for the period ended December 31, 2002 are as follows:

                                            INCOME         US GOVERNMENT           ASSET
AGGREGATE PURCHASES AND SALES OF:        PRESERVATION        SECURITIES          ALLOCATION       EQUITY INCOME
---------------------------------      ---------------    ---------------     ---------------    ---------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                      $ 1,141,538,162    $   274,021,507     $    52,884,669    $            --
Sales proceeds                           1,067,559,711        187,775,502         391,595,383                 --
OTHER SECURITIES:
Purchases at cost                      $   195,482,865    $            --     $   110,237,620    $   162,563,503
Sales proceeds                              86,359,802                 --          22,173,057         99,763,025

                                           GROWTH &                             AGGRESSIVE
AGGREGATE PURCHASES AND SALES OF:           INCOME            GROWTH           OPPORTUNITIES      INTERNATIONAL
---------------------------------      ---------------    ---------------     ---------------    ---------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                      $            --    $            --     $            --    $            --
Sales proceeds                                      --                 --                  --                 --
OTHER SECURITIES:
Purchases at cost                      $   309,865,579    $ 1,744,482,685     $   912,380,364    $   260,721,999
Sales proceeds                             126,663,912      1,777,322,843         798,529,049        226,336,589

                                            SAVINGS        CONSERVATIVE         TRADITIONAL         LONG-TERM
AGGREGATE PURCHASES AND SALES OF:          ORIENTED           GROWTH              GROWTH             GROWTH
---------------------------------      ---------------    ---------------     ---------------    ---------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                      $            --    $            --     $            --    $            --
Sales proceeds                                      --                 --                  --                 --
OTHER SECURITIES:
Purchases at cost                      $    26,802,143    $    47,948,075     $    97,363,466    $    91,324,281
Sales proceeds                              14,437,937         31,106,661          65,507,787         48,892,559

                                          ALL-EQUITY
AGGREGATE PURCHASES AND SALES OF:           GROWTH
---------------------------------      ---------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                      $            --
Sales proceeds                                      --
OTHER SECURITIES:
Purchases at cost                      $    13,058,570
Sales proceeds                               2,765,346

5.   UNREALIZED APPRECIATION/(DEPRECIATION)

     At December 31, 2002, net unrealized appreciation (depreciation) on securities investments was as follows:

                                                                                                   TAX BASIS
                                              FEDERAL            GROSS             GROSS         NET UNREALIZED
                                            INCOME TAX         UNREALIZED       UNREALIZED       APPRECIATION/
                                               COST           APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                         ----------------    --------------    -------------     --------------
Money Market                             $    138,155,700    $           --    $          --     $           --
Income Preservation                           573,337,963        10,841,559         (630,913)        10,210,646
US Government Securities                      243,804,727         5,662,031          (47,096)         5,614,935
Asset Allocation                              782,370,929                --     (171,895,985)      (171,895,985)
Equity Income                                 753,165,038                --     (117,720,936)      (117,720,936)
Growth & Income                               647,896,536                --      (94,990,395)       (94,990,395)
Growth                                      2,759,730,801                --     (475,255,987)      (475,255,987)
Aggressive Opportunities                      730,836,888        22,079,562      (57,816,764)       (35,737,202)
International                                 348,269,293                --      (43,421,975)       (43,421,975)
Savings Oriented                              173,915,147                --      (14,402,651)       (14,402,651)
Conservative Growth                           336,064,521                --      (55,253,944)       (55,253,944)
Traditional Growth                            730,931,422                --     (164,333,025)      (164,333,025)
Long-Term Growth                              731,037,266                --     (202,284,356)      (202,284,356)
All-Equity Growth                              73,403,371                --      (18,617,284)       (18,617,284)

6.   PORTFOLIO SECURITIES LOANED

     As of December 31, 2002, certain Funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each Fund receives compensation for providing services in connection with the securities lending program. The risks to the Funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

     FUND                                           SECURITIES ON LOAN      COLLATERAL
     ----                                           ------------------    --------------
     Income Preservation                              $    5,209,726      $    5,332,490
     US Government Securities                             24,031,901          24,532,500
     Asset Allocation                                     25,624,517          26,535,524
     Equity Income                                        67,360,994          71,221,315
     Growth & Income                                      37,675,237          39,198,537
     Growth                                              199,248,177         207,084,894
     Aggressive Opportunities                            114,679,009         120,511,328
     International                                        19,814,080          21,009,206

7.   TRANSACTIONS WITH AFFILIATED FUNDS

     At December 31, 2002, the Model Portfolio Funds held investments in a number of Funds. The figures presented below represent the percentage of shares outstanding in each of the underlying Funds owned by the Model Portfolio Funds:

                                     SAVINGS     CONSERVATIVE    TRADITIONAL       LONG-TERM      ALL-EQUITY
UNDERLYING FUND                     ORIENTED        GROWTH         GROWTH           GROWTH          GROWTH
---------------                     --------     ------------    -----------       ---------      ----------
Income Preservation                  22.85%         31.00%          37.83%              --             --
US Government Securities              6.79%            --              --               --             --
Equity Income                         2.81%          4.96%          10.03%            9.33%          1.45%
Growth & Income                       3.06%          5.40%          16.25%           20.22%          2.12%
Growth                                  --           1.35%           4.03%            5.04%          0.66%
Aggressive Opportunities                --           2.43%           9.81%           13.72%          1.91%
International                         2.82%          4.98%          20.06%           18.75%          3.91%
Core Bond Index Class I                 --           7.34%          15.09%           28.45%            --
Overseas Equity Index Class I           --             --              --            75.75%            --

     Additionally, at December 31, 2002, the VantageTrust, an affiliated group of common trust funds, held shares of the Funds, Index Funds and Model Portfolio Funds. The figures presented below represent the percentage of shares outstanding in each of the funds held by the VantageTrust:

                                                                   % OWNED
                                                                    BY THE
                    FUND                                            TRUST
                    ----                                           -------
                    Money Market                                   51.41%
                    US Government Securities                       67.60%
                    Asset Allocation                               71.19%
                    Equity Income                                  66.11%
                    Growth & Income                                65.98%
                    Growth                                         69.10%
                    Aggressive Opportunities                       68.48%
                    International                                  65.10%
                    Core Bond Index Class I                        86.83%
                    Core Bond Index Class II                       33.93%
                    500 Stock Index Class I                        94.24%
                    500 Stock Index Class II                       26.83%
                    Broad Market Index Class I                     97.17%
                    Broad Market Index Class II                    34.32%
                    Mid/Small Company Index Class I                94.12%
                    Mid/Small Company Index Class II               36.84%
                    Overseas Equity Index Class I                  93.81%
                    Overseas Equity Index Class II                 34.24%
                    Savings Oriented                               54.20%
                    Conservative Growth                            59.72%
                    Traditional Growth                             68.20%
                    Long-Term Growth                               70.05%
                    All-Equity Growth                              72.08%

8.   REDUCTION OF EXPENSES

     Certain Funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the Funds, under such agreements, are used to reduce operating expenses and are presented as a reduction of expenses in the Statement of Operations.

9.   CHANGE IN ACCOUNTING POLICY

     Effective January 1, 2001, the Income Preservation Fund, US Government Securities Fund and Asset Allocation Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing de minimus premiums and discounts on debt securities using the daily effective yield method. Prior to January 1, 2001, original issue discount, market discount and premium were accreted or amortized using the daily effective yield method, however, de minimus original issue discount, market discount and premium were not. Also, effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Bond Index Master Portfolio did not amortize premiums on debt securities. The cumulative effect of this change had no impact on net assets.

10.  ADDITIONAL DISTRIBUTIONS

     In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Income Preservation Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund will declare a reverse stock split immediately subsequent to the distribution at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstate the same net asset value of $100 per share as before the distribution.

     On December 27, 2002, the Fund declared a capital gain distribution of $0.470187 per share and a corresponding reverse stock split of $0.995320134 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

                               VANTAGEPOINT FUNDS

                       ADDITIONAL INFORMATION (UNAUDITED)

A.   TAX DISCLOSURES

     For corporate shareholders, a portion of the ordinary dividends paid during the Funds' year ended December 31, 2002 qualified for the dividends received deduction as follows:

                     Equity Income                              100.00%
                     Growth & Income                            100.00%
                     Growth                                     100.00%
                     500 Stock Index                            100.00%
                     Broad Market Index                          97.65%
                     Savings Oriented                            94.68%
                     Conservative Growth                        100.00%
                     Traditional Growth                         100.00%
                     Long-Term Growth                           100.00%
                     All-Equity Growth                          100.00%

     Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2002:

                                                              LONG TERM
                                                        CAPITAL GAIN DIVIDEND
                                                        ---------------------
                     Income Preservation                    $ 1,241,079
                     US Government Securities                 1,360,985
                     Core Bond Index                            195,519
                     Long-Term Growth                           247,445

B.   FOREIGN TAXES PAID

     For the year ended December 31, 2002, dividends from foreign countries were $3,751,315 and $659,877 for the International and Overseas Equity Index Funds, respectively. Taxes paid to foreign countries were $780,194 and $87,553 for the International and Overseas Equity Index Funds, respectively.

C.   SOURCES OF INCOME

     The following table summarizes the percentage of income received by the Vantagepoint Funds in 2002 from various obligors:

                                                                                                 OTHER
                                  U.S. TREASURY                                             U.S. GOVERNMENT
FUND                               OBLIGATIONS       GNMA           FNMA          FHLMC          AGENCY
----                              -------------    --------       --------      ---------   ---------------
Income Preservation                   7.36%          7.93%         10.88%          5.63%         1.80%
US Government Securities             31.40%         13.20%         30.45%          5.99%         5.52%
Asset Allocation                     42.46%            --             --             --             --
Core Bond Index                      20.81%          6.95%         17.00%         16.93%         3.45%
500 Stock Index                       0.28%            --             --             --            --

D. DIRECTORS TABLE

DISINTERESTED DIRECTORS:

                                                                                      NUMBER OF
                                        TERM OF OFFICE           PRINCIPAL          PORTFOLIOS IN         OTHER
                          POSITION(S)     AND LENGTH           OCCUPATION(S)        FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS             HELD WITH         OF TIME             DURING PAST           OVERSEEN           HELD BY
   AND AGE                   FUND           SERVED                5 YEARS            BY DIRECTOR        DIRECTOR
--------------------------------------------------------------------------------------------------------------------
N. Anthony Calhoun       Chairman of    Elected           Treasurer and                   19               N/A
Chevy Chase, MD (55)     the Board      November,         Chief Financial
                         and Director   1998;             Officer - District
                                        Term Expires      of Columbia (2001
                                        October, 2006     to present); Deputy
                                                          Executive Director &
                                                          Chief Financial
                                                          Officer - Pension
                                                          Benefit Guaranty
                                                          Corp. (1993-2001)

Donna Gilding            Director       Elected           Chief Investment                19               N/A
San Francisco, CA (62)                  November,         Officer - Progress
                                        1998; Term        Investment
                                        Expires           Management
                                        October, 2006     Company (2001
                                                          to present);
                                                          Chief Investment
                                                          Officer - New York
                                                          City Comptroller's
                                                          Office (1993-2001)

Arthur Lynch             Director       Elected           Chief Financial                 19               N/A
Glendale, AZ (48)                       November,         Officer -
                                        1998;             City of Glendale,
                                        Term Expires      Arizona (1985
                                        October, 2006     to present)

Eddie N. Moore, Jr.      Director       Elected           President - Virginia            19         Director -
Petersburg, VA (55)                     November,         State University                           Universal
                                        1998;             (1993 to present)                          Corporation
                                        Term Expires                                                 (2000 to
                                        October, 2004                                                present)

Peter Meenan             Director       Elected           President and CEO               19         Director -
Concord, MA (61)                        December,         Babson - United,                           Eclipse Funds,
                                        2001; Term        Inc., Babson - United                      Inc. (2002 to
                                        Expires           Investment Advisors                        Present);
                                        October, 2004     (2000 to present);                         Trustee -
                                                          Independent                                Eclipse Funds,
                                                          Consultant (1999-                          Inc. (2002 to
                                                          2000); Head of                             Present);
                                                          Global Funds for                           Director -
                                                          Investment Products                        New York Life
                                                          & Distribution Group -                     Institutional
                                                          Citicorp (1995-1999)                       Funds, Inc.
                                                                                                     (2002 to
                                                                                                     Present);
                                                                                                     Director -
                                                                                                     Babson -
                                                                                                     United, Inc.
                                                                                                     (2000 to
                                                                                                     present)

INTERESTED DIRECTORS:

                                                                                      NUMBER OF
                                        TERM OF OFFICE           PRINCIPAL          PORTFOLIOS IN         OTHER
                          POSITION(S)     AND LENGTH           OCCUPATION(S)        FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS             HELD WITH         OF TIME             DURING PAST           OVERSEEN           HELD BY
   AND AGE                   FUND           SERVED                5 YEARS            BY DIRECTOR        DIRECTOR
--------------------------------------------------------------------------------------------------------------------
Robin Wiessman*          Director       Elected           Principal - Brown,              19         Director -
Newtown, PA (49)                        November,         Wiessman Group                             Council
                                        1998;             (2001 to present)                          of Lafayette
                                        Term Expires      Managing Director -                        Women;
                                        October, 2004     Dain Rauscher                              Trustee -
                                                          (1999-2001) Founding                       Citizens
                                                          Principal and                              Budget
                                                          President - Artemis                        Commission of
                                                          Capital Group, Inc.                        New York
                                                          (1990-1998)

Howard Tipton*           Director       Elected           Chief Administrative            19         Director - ICMA
Port Orange, FL (66)                    December,         Services Officer -                         Retirement
                                        2001;             City of Orlando,                           Corporation,
                                        Term Expires      Florida, Retired 1999;                     Director -
                                        October, 2003     President - Wayne                          Underwriters
                                                          Densch Center,                             Laboratories
                                                          Retired 2001

Girard Miller**          President      Elected           President and CEO -             19         Director -
Washington D.C. (51)                    November,         ICMA Retirement                            National
                                        1998 and will     Corporation (1993 to                       Defined
                                        serve until       present); Manager                          Contribution
                                        successor is      and President -                            Council (2000
                                        chosen            Vantagepoint                               to present)
                                                          Investment Advisers,
                                                          LLC (1999 to present);
                                                          Manager and President
                                                          - ICMA RC Services,
                                                          LLC, broker-dealer

                                                                                      NUMBER OF
                                        TERM OF OFFICE           PRINCIPAL          PORTFOLIOS IN         OTHER
                          POSITION(S)     AND LENGTH           OCCUPATION(S)        FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS             HELD WITH         OF TIME             DURING PAST           OVERSEEN           HELD BY
   AND AGE                   FUND           SERVED                5 YEARS            BY DIRECTOR        DIRECTOR
--------------------------------------------------------------------------------------------------------------------
Paul Breault**           Treasurer      Elected           Senior Vice                     19               N/A
Washington D.C. (55)                    November,         President/
                                        1998 and will     Chief Financial
                                        serve until       Officer - ICMA
                                        successor is      Retirement
                                        chosen            Corporation (1998 to
                                                          present); Treasurer -
                                                          Vantagepoint
                                                          Investment Advisers,
                                                          LLC (1999 to present);
                                                          Treasurer ICMA RC
                                                          Services, LLC, broker-
                                                          dealer; Sr. Vice
                                                          President/Group Chief
                                                          Financial Officer -
                                                          Fidelity Investments
                                                          (1993-1997)

Paul Gallagher**         Secretary      Elected           Vice President/                 19               N/A
Washington D.C. (43)                    November,         Secretary and
                                        1998 and will     General Counsel -
                                        serve until       ICMA Retirement
                                        successor is      Corporation (1998 to
                                        chosen            present); Secretary -
                                                          Vantagepoint
                                                          Investment Advisers,
                                                          LLC (1999 to present);
                                                          Principal/Assistant
                                                          General Counsel -
                                                          The Vanguard Group
                                                          (1985-1998)

   * Ms. Wiessman and Mr. Tipton are considered interested directors because they are also current or prior directors of ICMA Retirement Corporation ("RC"). Vantagepoint Investment Advisers, LLC, the adviser to The Vantagepoint Funds, is a wholly-owned subsidiary of RC.
  ** Mssrs. Miller, Breault and Gallagher are the executive officers of The Vantagepoint Funds and are considered interested persons as defined in the 1940 Act.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT MONEY MARKET FUND                              SHARES           VALUE
----------------------------------------------------------------------------------
Short Term Investment Co.
 Liquid Assets Portfolio
 (Cost $138,155,700)                                   138,155,700   $ 138,155,700
                                                                     -------------
TOTAL INVESTMENTS--99.9%
Other assets less liabilities--(0.1%)                                       75,902
                                                                     -------------
NET ASSETS--100.0%                                                   $ 138,231,602
                                                                     =============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT INCOME PRESERVATION FUND

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--22.4%
----------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
  Honeywell International, Inc.
   7.000%    03/15/2007                              $     500,000   $     565,456
  TRW, Inc.
   6.625%    06/01/2004                                    460,000         478,259
                                                                     -------------
                                                                         1,043,715
                                                                     -------------
AIRLINES--0.3%
  American Airlines, Inc.
   7.858%    10/01/2011                                    145,000         140,749
**Atlas Air Worldwide Holdings, Inc.
   7.380%    01/02/2018                                    510,330         335,381
**Atlas Air, Inc., Ser. 991A
   7.200%    01/02/2019                                     45,123          30,456
**Continental Airlines, Inc.
   6.648%    09/15/2017                                    443,441         387,696
  Delta Air Lines, Inc.
   7.920%    11/18/2010                                    500,000         417,248
                                                                     -------------
                                                                         1,311,530
                                                                     -------------
AUTOMOTIVE--1.7%
  DaimlerChrysler NA Holdings
   7.750%    05/27/2003                                  1,500,000       1,530,033
  DaimlerChrysler NA Holdings
   3.400%    12/15/2004                                    700,000         705,122
  Ford Motor Company
   7.450%    07/16/2031                                  1,000,000         872,209
  Ford Motor Credit Company
   7.875%    06/15/2010                                    500,000         503,832
  Ford Motor Credit Company
   7.500%    03/15/2005                                    300,000         306,232
  Ford Motor Credit Company
   6.700%    07/16/2004                                  1,500,000       1,528,900
  Ford Motor Credit Company
   6.500%    01/25/2007                                    700,000         692,009
  General Motors Acceptance Corporation
   8.000%    11/01/2031                                    750,000         756,208
  General Motors Acceptance Corporation
   6.875%    08/28/2012                                  1,000,000         987,463
                                                                     -------------
                                                                         7,882,008
                                                                     -------------
BANKING--2.5%
  ABN Amro Bank
   7.250%    05/31/2005                                    660,000         728,597
  African Development Bank (Supra National)
   9.750%    12/15/2003                                    650,000         699,238
  Bank of America Corporation
   6.625%    06/15/2004                                    680,000         725,795
  Bank One Corporation
   7.625%    08/01/2005                                    650,000         732,808
# Bank One NA Illinois
   1.595%    05/10/2004                                  1,300,000       1,301,681
  First Union National Bank
   7.800%    08/18/2010                                    300,000         362,713
  Korea Development Bank
   7.125%    04/22/2004                                    405,000         430,688
  Mellon Funding Corporation
   5.000%    12/01/2014                                    425,000         432,933
  Popular North America, Inc.
   6.625%    01/15/2004                                    700,000         729,940
  Regions Financial Corporation
   7.000%    03/01/2011                                    360,000         413,196
  SLM Corporation
   5.125%    08/27/2012                              $     500,000   $     513,779
  Wachovia Corporation
   6.700%    06/21/2004                                    680,000         727,482
  Wachovia Corporation
   6.605%    10/01/2025                                  1,000,000       1,088,352
  Wachovia Corporation
   4.950%    11/01/2006                                    250,000         266,999
  Wells Fargo & Company
   6.625%    07/15/2004                                    680,000         727,700
  Wells Fargo & Company
   5.000%    11/15/2014                                    500,000         506,157
  Wells Fargo Company
   6.875%    04/15/2003                                    245,000         248,671
  Wells Fargo Financial, Inc.
   6.700%    09/22/2004                                    650,000         700,888
                                                                     -------------
                                                                        11,337,617
                                                                     -------------
BEVERAGES, FOOD & TOBACCO--1.0%
  Coca-Cola Company
   4.000%    06/01/2005                                    700,000         733,257
  ConAgra Foods, Inc.
   9.875%    11/15/2005                                    295,000         352,290
  PepsiCo, Inc.
   4.500%    09/15/2004                                    700,000         727,828
  Safeway, Inc.
   7.250%    09/15/2004                                  1,430,000       1,539,668
  Unilever Capital Corporation
   6.875%    11/01/2005                                  1,010,000       1,133,312
  Unilever Capital Corporation
   6.750%    11/01/2003                                    200,000         208,615
                                                                     -------------
                                                                         4,694,970
                                                                     -------------
CHEMICALS--0.3%
  Dow Chemical Company (The)
   6.000%    10/01/2012                                    600,000         614,329
  Monsanto Company
   7.375%    08/15/2012                                    500,000         539,982
  Potash Corporation of
   Saskatchewan, Inc. (Canada)
   7.750%    05/31/2011                                    200,000         233,523
                                                                     -------------
                                                                         1,387,834
                                                                     -------------
COMMERCIAL SERVICES--0.1%
  R.R. Donnelley & Sons Company
   5.000%    11/15/2006                                    490,000         503,992
                                                                     -------------
COMMUNICATIONS--0.1%
  Citizens Communications Company
   9.250%    05/15/2011                                    250,000         298,293
                                                                     -------------
COMPUTER SOFTWARE & PROCESSING--0.4%
  Electronic Data Systems Corporation
   6.850%    10/15/2004                                    690,000         710,223
  First Data Corporation
   5.625%    11/01/2011                                    650,000         689,019
  IBM Credit Corporation
   5.875%    11/29/2032                                    400,000         397,183
                                                                     -------------
                                                                          1,796,425
                                                                     -------------
COSMETICS & PERSONAL CARE--0.1%
  Procter & Gamble Company
   6.600%    12/15/2004                                    500,000         545,319
                                                                     -------------
DIVERSIFIED--0.4%
  General Electric Capital Corporation
   6.000%    06/15/2012                                    900,000         973,472
  General Electric Capital Corporation
   4.250%    01/28/2005                                    700,000         731,482
                                                                     -------------
                                                                         1,704,954
                                                                     -------------

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)
----------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
# Alabama Power Company, Series O
   1.525%    03/03/2003                              $     290,000   $     290,304
  American Electric Power
   Company, Inc.
   6.125%    05/15/2006                                    500,000         492,840
+ Chilquinta Energia Financial (Chile)
   6.620%    04/01/2011                                    255,000         278,804
  Commonwealth Edison Company
   6.150%    03/15/2012                                     75,000          83,122
  Florida Power & Light Company
   6.875%    12/01/2005                                  2,000,000       2,231,604
  NSTAR
   8.000%    02/15/2010                                    500,000         607,381
  Niagara Mohawk Power Company
   7.750%    05/15/2006                                  1,000,000       1,134,144
  PSEG Power, LLC
   8.625%    04/15/2031                                    350,000         378,120
  PSEG Power, LLC
   6.950%    06/01/2012                                    265,000         269,617
  Virginia Electric & Power Company
   5.750%    03/31/2006                                  1,000,000       1,075,044
                                                                     -------------
                                                                         6,840,980
                                                                     -------------
ELECTRICAL EQUIPMENT--0.1%
  Old Dominion Electric
   6.250%    06/01/2011                                    350,000         387,668
                                                                     -------------
ENTERTAINMENT & LEISURE--0.2%
  AOL Time Warner, Inc.
   7.700%    05/01/2032                                    250,000         261,113
  Walt Disney Company (The)
   4.875%    07/02/2004                                    508,000         522,925
                                                                     -------------
                                                                           784,038
                                                                     -------------
FINANCIAL SERVICES--6.1%
  Abbey National First Capital
   8.200%    10/15/2004                                    650,000         717,051
+ AIG Sun America Global Financial
   6.300%    05/10/2011                                    500,000         552,015
+ AIG Sun America Global Financial II
   7.600%    06/15/2005                                    500,000         560,732
  American Express Company
   3.750%    11/20/2007                                    425,000         430,654
# Bear Stearns Company, Inc.
   2.024%    05/24/2004                                    800,000         803,626
  BP Capital Markets PLC
   4.000%    04/29/2005                                    700,000         732,119
  Caterpillar Financial Services Corporation
   5.950%    05/01/2006                                    340,000         367,932
  CIT Group, Inc.
   7.375%    04/02/2007                                    495,000         540,146
  CIT Group, Inc.
   5.500%    02/15/2004                                  1,500,000       1,534,288
  Citigroup, Inc.
   6.000%    02/21/2012                                    750,000         824,509
  Countrywide Home Loans, Inc.
   7.260%    05/10/2004                                  1,000,000       1,064,947
  Countrywide Home Loans, Inc.
   5.250%    06/15/2004                                    700,000         728,298
  Diageo Capital PLC (United Kingdom)
   6.625%    06/24/2004                                    670,000         715,103
  Duke Capital Corporation
   7.250%    10/01/2004                                    690,000         705,190
  FPL Group Capital, Inc.
   6.125%    05/15/2007                              $     500,000   $     540,959
+ Frank Russell Company
   5.625%    01/15/2009                                    500,000         545,890
  Goldman Sachs Group, Inc.
   6.600%    01/15/2012                                    250,000         276,725
  Heller Financial, Inc.
   7.875%    05/15/2003                                  2,000,000       2,045,288
  Household Finance Corporation
   7.200%    07/15/2006                                    700,000         757,947
  Household Finance Corporation
   7.000%    08/01/2003                                    900,000         924,163
  Household Finance Corporation
   6.375%    10/15/2011                                    400,000         418,906
  International Lease Finance Corporation
   5.750%    10/15/2006                                    750,000         787,000
  J.P. Morgan Chase & Company
   6.625%    03/15/2012                                  1,600,000       1,737,118
  Merrill Lynch & Company, Inc.
   7.000%    01/15/2007                                    375,000         421,730
  Merrill Lynch & Company, Inc.
   5.350%    06/15/2004                                    700,000         730,861
# Merrill Lynch & Company, Inc.
   1.720%    05/21/2004                                  1,100,000       1,099,735
  Morgan Stanley
   6.600%    04/01/2012                                    400,000         444,105
  National Rural Utilities Cooperative
   Finance Corporation
   5.250%    07/15/2004                                    700,000         730,672
# National Rural Utilities Cooperative
   Finance Corporation
   2.830%    04/26/2004                                  2,000,000       2,007,242
  Nomura Asset Securities Corporation
   6.590%    03/15/2030                                  1,000,000       1,135,694
  Pemex Finance Ltd. (Cayman Islands)
   9.690%    08/15/2009                                    540,000         657,879
  Pemex Finance Ltd. (Cayman Islands)
   7.330%    05/15/2012                                    600,000         679,509
  Private Export Funding Corporation
   7.200%    01/15/2010                                  1,040,000       1,255,191
                                                                     -------------
                                                                        27,473,224
                                                                     -------------
HEALTH CARE PROVIDERS--0.0%
  Wellpoint Health Networks, Inc.
   6.375%    01/15/2012                                     80,000          86,972
                                                                     -------------
HEAVY CONSTRUCTION--0.1%
  Centex Corporation
   5.800%    09/15/2009                                    300,000         302,226
                                                                     -------------
INSURANCE--2.0%
  ACE INA Holdings
   8.300%    08/15/2006                                    750,000         848,972
  Allstate Corporation
   7.200%    12/01/2009                                    500,000         580,669
  Allstate Corporation
   6.750%    06/15/2003                                    300,000         306,682
  Axa Company (France)
   8.600%    12/15/2030                                    750,000         859,727
  Everest Reinsurance Holdings
   8.500%    03/15/2005                                    500,000         547,106
+ Florida Windstorm
   Underwriting Association
   6.850%    08/25/2007                                    700,000         795,010
+#GE Life-Prem Assets
   2.060%    10/06/2005                                  2,000,000       2,000,838
  Hartford Life, Inc.
   7.375%    03/01/2031                                    250,000         279,291

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)
----------------------------------------------------------------------------------
+ Liberty Mutual
   7.697%    10/15/2097                              $     500,000   $     377,011
  Mony Group, Inc.
   7.450%    12/15/2005                                    250,000         260,542
  Progressive Corporation
   6.250%    12/01/2032                                    425,000         437,534
  RenaissanceRe Holdings Ltd. (Bermuda)
   7.000%    07/15/2008                                    500,000         529,120
  United Health Group, Inc.
   7.500%    11/15/2005                                    500,000         564,392
  W.R. Berkley Corporation
   9.875%    05/15/2008                                    300,000         360,446
  XL Capital Ltd. (Bermuda)
   6.500%    01/15/2012                                    215,000         233,201
                                                                     -------------
                                                                         8,980,541
                                                                     -------------
MEDIA--BROADCASTING & PUBLISHING--1.1%
  CBS Corporation
   8.625%    08/01/2012                                    250,000         315,953
  Cox Communications, Inc.
   7.125%    10/01/2012                                    345,000         383,888
  Gannett Company, Inc.
   4.950%    04/01/2005                                  1,160,000       1,228,278
  Reed Elsevier Capital, Inc.
   6.750%    08/01/2011                                    500,000         565,259
  Time Warner, Inc.
   9.150%    02/01/2023                                    500,000         575,805
  Viacom, Inc.
   7.875%    07/30/2030                                    500,000         624,398
  Viacom, Inc.
   7.750%    06/01/2005                                    400,000         448,390
  Viacom, Inc.
   6.875%    09/01/2003                                  1,000,000       1,026,092
                                                                     -------------
                                                                         5,168,063
                                                                     -------------
METALS & MINING--0.3%
  Alcan, Inc. (Canada)
   7.250%    03/15/2031                                    370,000         440,203
# Alcoa, Inc.
   1.700%    12/06/2004                                    500,000         501,569
+ Codelco, Inc. (Chile)
   6.375%    11/30/2012                                     90,000          94,508
  Masco Corporation
   6.000%    05/03/2004                                    405,000         422,915
                                                                     -------------
                                                                         1,459,195
                                                                     -------------
OIL & GAS--1.6%
  Burlington Resources Finance Company (Canada)
   7.400%    12/01/2031                                    210,000         247,016
  Canadian National Resources Ltd. (Canada)
   6.450%    06/30/2033                                    280,000         290,394
  ChevronTexaco Capital Corporation
   3.500%    09/17/2007                                    450,000         458,571
  Conoco, Inc.
   5.900%    04/15/2004                                    510,000         534,030
  Consolidated Natural Gas Company
   7.250%    10/01/2004                                    405,000         436,418
  Devon Energy Corporation
   7.950%    04/15/2032                                    370,000         446,229
+#Kerr-McGee Corporation
   2.150%    06/28/2004                                  1,000,000       1,000,704
  KeySpan Corporation
   7.625%    11/15/2010                              $     250,000   $     296,732
  Progress Energy, Inc.
   7.000%    10/30/2031                                  1,000,000       1,046,095
+ Schlumberger Technology Corporation
   6.500%    04/15/2012                                    750,000         844,172
  Total Fina Elf SA (France)
   7.000%    10/05/2005                                  1,150,000       1,284,572
  Vastar Resources, Inc.
   6.950%    11/08/2006                                    500,000         556,627
                                                                     -------------
                                                                         7,441,560
                                                                     -------------
PHARMACEUTICALS--0.4%
  Abbott Laboratories
   5.125%    07/01/2004                                    690,000         724,586
  American Home Products Corporation
   7.900%    02/15/2005                                    500,000         553,234
  American Home Products Corporation
   6.250%    03/15/2006                                    400,000         434,894
                                                                     -------------
                                                                         1,712,714
                                                                     -------------
REAL ESTATE--0.2%
  Duke Realty LP
   7.300%    06/30/2003                                    300,000         307,145
  Equity Office Properties Operating
   Limited Partnership
   6.625%    02/15/2005                                    400,000         424,264
                                                                     -------------
                                                                           731,409
                                                                     -------------
RETAILERS--0.6%
  Kohl's Corporation
   6.000%    01/15/2033                                    425,000         428,745
  Target Corporation
   7.500%    02/15/2005                                    510,000         563,579
  Target Corporation
   6.350%    11/01/2032                                    400,000         419,573
  Wal-Mart Stores, Inc.
   7.550%    02/15/2030                                    350,000         443,701
  Wal-Mart Stores, Inc.
   6.550%    08/10/2004                                    670,000         720,443
                                                                     -------------
                                                                         2,576,041
                                                                     -------------
SPECIAL PURPOSE ENTITY--0.1%
+ ASIF Global Financing
   3.850%    11/26/2007                                    500,000         513,215
                                                                     -------------
TELECOMMUNICATIONS--0.6%
  AT&T Wireless Services, Inc.
   8.125%    05/01/2012                                    505,000         508,510
  Deutsche Telekom International
   Finance (Netherlands)
   8.750%    06/15/2030                                    175,000         202,841
  Telefonica Europe NV (Netherlands)
   7.750%    09/15/2010                                    500,000         579,036
  Verizon Global Funding Corporation
   7.375%    09/01/2012                                    350,000         403,545
  Verizon Global Funding Corporation
   6.750%    12/01/2005                                    250,000         276,447
  Verizon Pennsylvania, Inc.
   5.650%    11/15/2011                                    250,000         262,667
  Vodafone Group PLC (United Kingdom)
   7.750%    02/15/2010                                    500,000         590,685
                                                                     -------------
                                                                         2,823,731
                                                                     -------------
TRANSPORTATION--0.0%
  Fedex Corporation
   7.650%    01/15/2022                                     94,834         109,314
                                                                     -------------

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(CONTINUED)
----------------------------------------------------------------------------------
UTILITIES--0.4%
  Dominion Resources, Inc.
   7.600%    07/15/2003                              $   1,000,000   $   1,023,427
  Hydro-Quebec (Canada)
   7.500%    04/01/2016                                    500,000         625,684
+ Pedernales Electric Cooperative, Inc.
   6.202%    11/15/2032                                    275,000         283,019
                                                                     -------------
                                                                         1,932,130
                                                                     -------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $97,900,860)                                                  101,829,678
                                                                     -------------
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--71.5%
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--MORTGAGE BACKED--49.1%
  Federal Home Loan Bank
   6.500%    01/01/2018                                  5,000,000       5,275,000
   6.000%    01/01/2029-
             09/01/2032                                  4,788,158       4,963,970
   5.750%    08/15/2011                                    700,000         775,637
   4.125%    01/14/2005                                 10,610,000      11,097,243
  Federal Home Loan Mortgage Corporation
   7.000%    07/15/2005                                  2,250,000       2,525,533
   6.500%    10/01/2007-
             06/01/2022                                  5,225,352       5,491,910
   6.085%    09/25/2029                                    897,442         956,492
   6.000%    01/15/2028                                  2,893,672       2,958,490
   5.125%    07/15/2012                                  1,500,000       1,599,526
   4.250%    06/15/2005                                    700,000         737,399
   3.875%    02/15/2005                                  6,600,000       6,882,249
   3.000%    07/15/2004                                  4,600,000       4,701,904
  Federal National Mortgage Association
   7.125%    02/15/2005                                  1,400,000       1,553,493
   7.015%    12/01/2010                                    983,593       1,146,206
   7.000%    03/01/2008-
             01/01/2033                                 15,368,185      16,190,190
   6.865%    08/01/2009                                    980,900       1,125,890
   6.568%    04/01/2008                                  1,000,000       1,118,573
#  6.533%    12/25/2020                                    233,445         233,285
   6.500%    05/01/2008-
             06/01/2029                                  4,959,156       5,217,753
   6.200%    08/12/2008                                  2,000,000       2,052,244
   6.000%    01/01/2018-
             11/01/2032                                 38,394,568      40,100,951
   5.897%    04/01/2012                                    993,725       1,089,643
   5.775%    11/01/2011                                  1,063,135       1,159,083
   5.729%    02/01/2032                                  5,764,514       5,943,295
   5.607%    12/01/2011                                    988,854       1,071,710
   5.500%    01/01/2018                                  1,000,000       1,036,250
   5.125%    02/13/2004                                  4,762,000       4,962,775
   4.750%    11/14/2003                                  1,700,000       1,750,665
   2.958%    12/01/2026                                  1,127,030       1,159,378
   2.917%    10/01/2026                                    528,599         543,628
   2.750%    11/14/2005                                  3,740,000       3,764,523
  Federal National Mortgage Association TBA
   7.500%    01/01/2033                                  3,000,000       3,185,625
   6.500%    01/01/2017-
             01/01/2031                                 39,620,000      41,282,814
   6.000%    01/01/2032                                  3,720,000       3,845,550
  Government National Mortgage Association
   8.000%    06/15/2026-
             03/15/2032                              $   5,185,037   $   5,597,815
   7.500%    07/15/2025-
             09/15/2031                                 16,217,675      17,294,451
   7.000%    01/15/2028-
             12/15/2031                                  8,111,532       8,601,955
   6.500%    03/15/2028-
             03/15/2031                                  3,841,030       4,035,412
   5.750%    07/20/2025                                     62,328          64,196
                                                                     -------------
                                                                       223,092,706
                                                                     -------------
U.S. GOVERNMENT AGENCY--DISCOUNT NOTES--22.4%
  Federal Home Loan Bank
   1.280%    01/08/2003                                  6,000,000       5,998,507
   1.280%    01/17/2003                                  4,700,000       4,697,326
   1.270%    01/03/2003                                  4,000,000       3,999,718
   1.260%    01/29/2003                                  1,800,000       1,798,236
   1.258%    02/21/2003                                    500,000         499,109
  Federal Home Loan Mortgage Corporation
   1.840%    07/17/2003                                    750,000         742,600
   1.830%    07/17/2003                                    950,000         940,333
   1.780%    07/17/2003                                    700,000         693,181
   1.520%    11/06/2003                                    500,000         493,477
   1.280%    03/20/2003                                    500,000         498,613
   1.270%    01/07/2003                                  3,000,000       2,999,365
   1.240%    01/14/2003                                 11,500,000      11,494,851
  Federal National Mortgage Association
   1.640%    07/25/2003                                    550,000         544,863
   1.290%    05/14/2003                                 22,000,000      21,895,152
   1.285%    03/26/2003                                 20,200,000      20,139,434
   1.280%    03/26/2003                                  2,000,000       1,994,027
   1.275%    03/05/2003                                  5,000,000       4,988,844
   1.270%    01/28/2003                                  7,200,000       7,193,142
   1.245%    01/17/2003                                    400,000         399,779
   1.245%    01/17/2003                                  9,000,000       8,995,020
*  1.240%    02/12/2003                                     40,000          39,942
   1.240%    01/15/2003                                    900,000         899,566
*  1.235%    02/12/2003                                     80,000          79,885
                                                                     -------------
                                                                       102,024,970
                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $321,514,385)                                                  325,117,676
                                                                     -------------
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--13.3%
----------------------------------------------------------------------------------
U.S. TREASURY BILLS--2.2%
  U.S. Treasury Bill
   1.210%    02/27/2003                                  3,000,000       2,994,252
   1.195%    02/20/2003                                    320,000         319,469
*  1.193%    02/13/2003                                     40,000          39,943
   1.170%    01/16/2003                                  1,500,000       1,499,269
   1.110%    02/06/2003                                  5,000,000       4,994,604
                                                                     -------------
                                                                         9,847,537
                                                                     -------------
U.S. TREASURY BONDS--1.7%
  U.S. Treasury Bond
   7.250%    05/15/2016                                  1,750,000       2,241,368
   5.625%    02/15/2006                                  2,400,000       2,658,377
   5.500%    08/15/2028                                  2,523,000       2,726,813
                                                                     -------------
                                                                         7,626,558
                                                                     -------------

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--(CONTINUED)
----------------------------------------------------------------------------------
U.S. TREASURY NOTES--9.3%
  U.S. Treasury Inflation Index Note
   3.875%    01/15/2009                              $   2,210,860   $   2,464,764
   3.625%    01/15/2008                                  3,366,480       3,694,715
  U.S. Treasury Note
   6.500%    10/15/2006-
             02/15/2010                                  4,750,000       5,609,144
   6.125%    08/15/2007                                    425,000         488,850
   6.000%    08/15/2004                                  3,000,000       3,222,189
   5.750%    11/15/2005                                  4,000,000       4,422,972
   3.375%    04/30/2004                                  5,900,000       6,061,560
   3.250%    12/31/2003                                  6,500,000       6,632,035
   1.875%    09/30/2004                                  9,500,000       9,569,398
                                                                     -------------
                                                                        42,165,627
                                                                     -------------
U.S. TREASURY STRIPS--0.1%
  U.S. Treasury Strip
   0.000%    08/15/2020                                  1,500,000         602,864
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $58,032,316)                                                    60,242,586
                                                                     -------------
----------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.2%
----------------------------------------------------------------------------------
FINANCIAL SERVICES--0.2%
  Alameda Corridor Transportation
   Authority (California)
   5.900%    10/01/2010                                    575,000         636,950
  Delaware River Port Authorities PA & NJ
   7.630%    01/01/2021                                    180,000         218,997
                                                                     -------------
TOTAL MUNICIPAL OBLIGATIONS
   (Cost $793,170)                                                         855,947
                                                                     -------------
----------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--0.3%
----------------------------------------------------------------------------------
GOVERNMENT ISSUED--0.3%
  Ontario (Province Of) (Canada)
   5.500%    10/01/2008                                    500,000         553,615
  Republic of Finland (Finland)
   7.875%    07/28/2004                                    608,000         664,913
                                                                     -------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
  (Cost $1,162,539)                                                      1,218,528
                                                                     -------------
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES--10.8%
----------------------------------------------------------------------------------
AUTOMOTIVE--1.7%
  AmeriCredit Automobile Receivables
   Trust, Ser. 2002-D, Class A1
   1.755%    10/06/2003                                    258,087         258,359
  BMW Vehicle Owner Trust,
   Ser. 2002-A, Class A4
   4.460%    05/25/2007                                  1,000,000       1,055,576
  Capital One Auto Finance Trust,
   Ser. 2001-A, Class A4
   5.400%    05/15/2008                                  1,250,000       1,330,855
  Chase Manhattan Auto Owner Trust,
   Ser. 2001-B, Class A4
   3.800%    05/15/2008                                    850,000         880,705
  Honda Auto Receivables Owners Trust,
   Ser. 2001-2, Class A4
   5.090%    10/18/2006                                    445,000         464,165
  Household Automotive Trust,
   Ser. 2001-2, Class A4
   5.390%    08/17/2008                              $   2,500,000   $   2,651,890
  Household Automotive Trust,
   Ser. 2002-2, Class A1
   1.770%    09/17/2003                                    272,620         272,946
  MMCA Auto Lease Trust,
   Ser. 2002-A, Class A1
+  1.827%    10/15/2003                                    333,648         333,972
  Peoplefirst.com Auto Receivables
   Owner Trust, Ser. 2000-2, Class A3
   6.340%    09/15/2004                                    171,938         172,806
  USAA Auto Owner Trust,
   Ser. 2002-1, Class A1
   1.789%    10/15/2003                                    223,098         223,396
                                                                     -------------
                                                                         7,644,670
                                                                     -------------
BANKING--0.3%
  Wells Fargo Mortgage Backed
   Securities Trust, Ser. 2001-25, Class IIIA
#  6.508% 10/25/2031                                       952,356         959,120
  Wells Fargo Mortgage Backed Securities
   Trust, Ser. 2002-A, Class A2
   5.900%    03/25/2032                                    622,474         624,834
                                                                     -------------
                                                                         1,583,954
                                                                     -------------
ELECTRIC UTILITIES--0.2%
  Peco Energy Transition Trust,
   Ser. 1999-A, Class A
   5.800%    03/01/2007                                    525,000         557,798
  Peco Energy Transition Trust,
   Ser. 2001-A, Class A1
   6.520%    12/31/2010                                    500,000         571,961
                                                                     -------------
                                                                         1,129,759
                                                                     -------------
FINANCIAL SERVICES--8.6%
  Aames Mortgage Trust,
   Ser. 1999-2, Class AV2
#  1.831%    10/15/2029                                    542,567         541,739
  Amortizing Residential Collateral Trust,
   Ser. 2002-BC4, Class A
#  1.710%    06/25/2004                                  2,300,726       2,293,875
  Asset Securitization Corporation,
   Ser. 1997-D4, Class A1C
   7.420%    04/14/2029                                    500,000         544,688
  Asset Securitization Corporation,
   Ser. 1997-D5, Class A1C
   6.750%    02/14/2043                                    260,000         288,414
  Bank of America Mortgage Securities,
   Ser. 2001-C, Class A6
#  6.190%    07/25/2031                                    376,503         382,634
  Bank of America Mortgage Securities,
   Ser. 2002-K, Class 2A1
   5.796%    10/20/2032                                  2,176,234       2,195,483
  Bayview Financial Acquisition Trust,
   Ser. 2000-A, Class A
+# 1.800%    02/25/2030                                    446,015         445,875
  Bear Stearns Commercial Mortgage
   Securities, Ser. 1999-C1, Class A2
   6.020%    02/14/2031                                    750,000         830,848
  CDC Mortgage Capital Trust,
   Ser. 2002-HE2, Class A
#  1.710%    01/25/2033                                    934,281         931,720
  Chase Funding Mortgage Loan
   Asset-Backed, Ser. 2002-1, Class 1A3
   5.039%    12/25/2023                                  1,000,000       1,043,969
  CIT Equipment Collateral Trust,
   Ser. 2002-VT1, Class A3
   4.030%    01/20/2006                                  2,800,000       2,876,056

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(CONTINUED)
----------------------------------------------------------------------------------
  CIT Equipment Collateral,
   Ser. 2001-A, Class A4
   4.840%    09/20/2012                              $     400,000   $     419,268
  Citibank Credit Card Master Trust I,
   Ser. 1999-7, Class B
   6.900%    11/15/2006                                  1,000,000       1,084,256
  Countrywide Home Loans, Inc.,
   Ser. 2002-1, Class 5A1
#  5.933%    03/19/2032                                  1,126,041       1,142,645
  Countrywide Home Loans, Inc.,
   Ser. 2002-HYB2, Class 6A1
#  5.006%    09/19/2032                                  1,968,877       1,994,821
  Credit Suisse First Boston
   Mortgage Securities Corporation,
   Ser. 1997-C1, Class A1C
   7.240%    06/20/2029                                    834,000         943,239
  Credit Suisse First Boston
   Mortgage Securities Corporation,
   Ser. 2000-HE1, Class A2
#  1.680%    12/15/2030                                    338,669         339,074
  Credit Suisse First Boston
   Mortgage Securities Corporation,
   Ser. 2001-1, Class A
   7.500%    02/25/2031                                    168,042         175,518
  Credit-Based Asset Servicing
   and Securitization Company,
   Ser. 2002-CB1, Class A2A
#  1.760%    08/25/2029                                  1,382,541       1,383,215
  Credit-Based Asset Servicing
   and Securitization Company,
   Ser. 2002-CB3, Class A
#  1.740%    06/25/2032                                  1,127,111       1,125,040
  Cross Country Master Credit
   Card Trust, Ser. 1999-1, Class A
+# 1.920%    06/15/2006                                    750,000         752,297
  Green Tree Home Equity
   Loan Trust, Ser. 1999-C, Class A4
   7.180%    07/15/2030                                  1,046,755       1,064,821
  GSR Mortgage Loan Trust,
   Ser. 2001-1, Class A2
   5.575%    10/25/2031                                  1,460,657       1,481,105
  Merrill Lynch Mortgage Investors,
   Inc., Ser.1997-C2, Class A2
   6.540%    12/10/2029                                    500,000         560,497
  MLCC Mortgage Investors, Inc.,
   Ser. 1999-A, Class A
#  1.800%    03/15/2025                                    495,413         495,166
  Morgan Stanley Dean Witter
   Capital Corporation,
   Ser. 2001-Top 1, Class A3
   6.460%    02/15/2033                                    740,000         829,151
  Morgan Stanley Dean Witter
   Capital Corporation,
   Ser. 2001-Top 3, Class A3
   6.200%    07/15/2033                                    660,000         734,921
  Morgan Stanley Dean Witter
   Capital I, Inc., Ser. 2001-HE1, Class A2
#  1.750%    07/25/2032                                  1,095,655       1,093,153
  Morgan Stanley Dean Witter
   Capital I, Inc., Ser. 2001-Top 5, Class A2
   5.900%    10/15/2035                                    750,000         823,810
  Navistar Financial Corporation
   Owner Trust, Ser. 2002-A, Class A4
   4.760%    04/15/2009                                    750,000         794,537
  PNC Mortgage Securities
   Corporation, Ser. 1998-10, Class 1A8
   6.500%    12/25/2028                              $     165,699   $     167,365
  Residential Asset Securities
   Corporation, Ser. 2001-KS1,
   Class AI3
   4.988%    02/25/2027                                  1,000,000       1,038,591
  Salomon Brothers Mortgage
   Securities VII, Ser. 1997-TZH, Class A1
+  7.150%    03/25/2025                                  1,947,923       2,102,531
  Salomon Brothers Mortgage
   Securities VII, Ser. 1999-AQ1, Class A
#  1.740%    04/25/2029                                    849,212         845,978
  Salomon Brothers Mortgage
   Securities VII, Ser. 1999-LB1, Class A
#  1.720%    06/25/2029                                    299,934         298,019
  Salomon Brothers Mortgage
   Securities VII, Ser. 2000-BOA1, Class A
#  7.607%    08/25/2030                                     12,260          12,318
  Structured Asset Mortgage
   Investments, Inc., Ser. 2002-AR1, Class 6A
#  7.198%    03/25/2032                                  1,264,152       1,367,893
  Union Acceptance Corporation,
   Ser. 2001-A, Class A4
   5.610%    07/09/2007                                    500,000         529,096
  Washington Mutual,
   Ser. 2000-3, Class A
#  3.681%    12/25/2040                                    759,450         769,718
  Washington Mutual,
   Ser. 2002-S4, Class A1
   6.500%    10/19/2029                                    833,241         853,023
  Washington Mutual,
   Ser.1999-WM1, Class M1
#  6.532%    10/19/2039                                  1,327,039       1,346,890
                                                                     -------------
                                                                        38,943,257
                                                                     -------------

TOTAL ASSET BACKED SECURITIES
  (Cost $48,297,223)                                                    49,301,640
                                                                     -------------
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--0.1%
----------------------------------------------------------------------------------
BANKING--0.1%
  Deutsche Bank AG - NY
   1.300%    01/16/2003                                    330,000         330,000
  Rabobank Nederland
   2.505%    03/28/2003                                    250,000         250,786
                                                                     -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $580,684)                                                          580,786
                                                                     -------------
----------------------------------------------------------------------------------
COMMERCIAL PAPER--4.8%
----------------------------------------------------------------------------------
AUTOMOTIVE--0.1%
  BMW US Capital Corporation
   1.350%    01/09/2003                                    150,000         149,955
  Toyota Motor Credit Corporation
   1.320%    01/16/2003                                    350,000         349,807
                                                                     -------------
                                                                           499,762
                                                                     -------------
BANKING--1.5%
  Barclays US Funding Corporation
   1.330%    02/25/2003                                    350,000         349,289
  Danske Corporation
   1.325%    03/05/2003                                    400,000         399,073
  Danske Corporation
   1.310%    03/12/2003                                  2,000,000       1,994,906
  Lloyds Bank PLC
   1.305%    03/26/2003                                  4,000,000       3,987,820

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
----------------------------------------------------------------------------------
  Westdeutsche Landesbank
   1.310%    01/28/2003                              $     300,000   $     299,705
                                                                     -------------
                                                                         7,030,793
                                                                     -------------
DIVERSIFIED--0.1%
  General Electric Capital Corporation
   1.340%    02/05/2003                                    300,000         299,609
                                                                     -------------
FINANCIAL SERVICES--2.7%
  American Express Credit Corporation
   1.310%    01/07/2003                                    150,000         149,967
  HBOS Treasury Services
   1.350%    03/05/2003                                    500,000         498,819
  HBOS Treasury Services
   1.335%    02/20/2003                                    700,000         698,702
  HBOS Treasury Services
   1.330%    03/18/2003                                  1,800,000       1,794,946
  Salomon Smith Barney Holdings, Inc.
   1.330%    01/09/2003                                    350,000         349,897
  UBS Finance (Delaware) LLC
   1.335%    01/07/2003                                    300,000         299,933
  UBS Finance (Delaware) LLC
   1.320%    03/12/2003                                  7,000,000       6,982,033
  Westpac Capital Corporation
   1.340%    03/25/2003                                  1,500,000       1,495,366
                                                                     -------------
                                                                        12,269,663
                                                                     -------------
INSURANCE--0.1%
  Marsh & McLennan Companies, Inc.
   1.330%    01/23/2003                                    300,000         299,756
  Metlife Funding, Inc.
   1.560%    01/10/2003                                    300,000         299,883
                                                                     -------------
                                                                           599,639
                                                                     -------------
OIL & GAS--0.2%
  BP America, Inc.
   1.220%    01/02/2003                                    650,000         649,978
  Schlumberger Technology Corporation
   1.340%    01/09/2003                                    300,000         299,911
                                                                     -------------
                                                                           949,889
                                                                     -------------
PHARMACEUTICALS--0.1%
  Pfizer, Inc.
   1.300%    01/15/2003                                    300,000         299,848
                                                                     -------------
TOTAL COMMERCIAL PAPER
  (Cost $21,949,203)                                                    21,949,203
                                                                     -------------
----------------------------------------------------------------------------------
CASH EQUIVALENTS--1.2%
----------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.1%
@ Dreyfus Cash Management Plus Fund
   1.358%    01/02/2003                                     88,970          88,970
@ Merrimac Cash Fund-Premium Class
   1.422%    01/02/2003                                    293,600         293,600
                                                                     -------------
                                                                           382,570
                                                                     -------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--0.2%
@ Bank of Montreal
   1.320%    01/30/2003                                    172,242         172,242
@ BNP Paribas
   1.320%    02/07/2003                                    418,158         418,158
@ Royal Bank of Scotland PLC
   1.780%    01/21/2003                                    106,764         106,764
@ Royal Bank of Scotland PLC
   1.330%    01/15/2003                              $      53,382   $      53,382
                                                                     -------------
                                                                           750,546
                                                                     -------------
FLOATING RATE INSTRUMENTS/MASTER
NOTES--0.9%
@ Canadian Imperial Bank of Commerce
   1.225%    05/19/2003                                    222,424         222,424
@ Comerica Bank
   1.400%    11/19/2003                                     88,970          88,970
@ Credit Suisse First Boston Corporation
   1.353%    01/02/2003                                    889,698         889,698
@ Falcon Asset Securitization Corp.
   1.353%    02/03/2003                                     88,970          88,970
@ Galaxy Funding
   1.353%    02/07/2003                                     62,279          62,279
@ Goldman Sachs Group Inc.
   1.433%    01/03/2003                                    266,909         266,909
@ Goldman Sachs Group Inc.
   1.410%    02/03/2003                                    177,940         177,940
@ Goldman Sachs Group Inc.
   1.320%    03/21/2003                                    222,424         222,424
@ Honda Motor Company Ltd.
   1.414%    04/08/2003                                    400,364         400,364
@ Jupiter Securitzation Corp.
   1.323%    01/17/2003                                    222,424         222,424
@ Merrill Lynch & Company
   1.340%    04/16/2003                                     44,485          44,485
@ Merrill Lynch & Company
   1.325%    11/26/2003                                     88,970          88,970
@ Morgan Stanley Dean Witter & Company
   1.383%    05/07/2003                                    222,424         222,424
@ Morgan Stanley Dean Witter & Company
   1.363%    03/25/2003                                    444,849         444,849
@ Morgan Stanley Dean Witter & Company
   1.363%    09/26/2003                                     44,485          44,485
@ National City Corporation
   1.245%    01/23/2003                                    133,455         133,455
@ Parkland (USA) LLC
   1.410%    11/26/2003                                     88,970          88,970
@ Prefco
   1.353%    01/24/2003                                    311,394         311,394
@ Prefco
   1.313%    01/06/2003                                    177,940         177,940
                                                                     -------------
                                                                         4,199,374
                                                                     -------------
TOTAL CASH EQUIVALENTS
  (Cost $5,332,490)                                                      5,332,490
                                                                     -------------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.8%
----------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 12/31/2002 due 01/02/2003, with a maturity
  value of $17,121,026 and an effective yield of
  1.00% collateralized by a U.S. Government
  Obligation with a rate of 5.63%, maturity date of
  01/01/2032 and an aggregate market value
  of $17,976,079.                                       17,120,075      17,120,075
                                                                     -------------
TOTAL INVESTMENTS^--128.4%
  (Cost $572,682,945)                                                  583,548,609
                                                                     -------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT INCOME PRESERVATION FUND

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
WRAPPER AGREEMENTS--(4.6%)
----------------------------------------------------------------------------------
++American International Group, Inc.
   (contractual effective yield of 5.310%)                          $  (10,410,423)
++Bank of America (contractual
   effective yield of 5.310%)                                          (10,410,423)
                                                                    --------------
TOTAL WRAPPER AGREEMENTS                                               (20,820,846)
                                                                    --------------
Other assets less liabilities--(23.8%)                                (108,044,330)
                                                                    --------------
NET ASSETS--100.0%                                                  $  454,683,433
                                                                    ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
TBA  To Be Announced
** Sinking fund debt security. Portions of the issue are paid off prior to maturity.
#    Rate is subject to change. Rate shown reflects current rate.
+    Securities acquired pursuant to Rule 144A.
*    Security has been pledged as collateral for futures contracts.
@    Represents collateral received from securities lending transactions.
++ Wrapper Agreements-Each Wrapper Agreement obligates the wrap provider to maintain the book value of a portion of the Fund's assets up to a specified dollar amount, upon the occurrence of certain specified events.
^    Fund has securities on loan. See note 6.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT US GOVERNMENT SECURITIES FUND

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--56.1%
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--MORTGAGE BACKED--56.1%
  Federal Home Loan Bank
   4.875%    04/16/2004                              $   7,400,000  $    7,725,496
  Federal Home Loan Mortgage Corporation
   5.000%    05/15/2004                                  7,400,000       7,756,895
   4.500%    06/15/2003                                  7,400,000       7,508,669
  Federal National Mortgage Association
   7.125%    06/15/2010                                  3,500,000       4,229,859
   7.000%
   09/01/2030-12/01/2031                                 6,573,705       6,916,333
   6.625%
   10/15/2007-11/15/2010                                17,250,000      20,199,894
   6.500%
   09/01/2028-05/01/2029                                10,776,562      11,229,264
   6.000%
   10/01/2017-05/01/2031                                19,468,465      20,235,868
   5.750%    02/15/2008                                  8,000,000       8,973,488
   5.625%    05/14/2004                                  7,400,000       7,821,289
   5.500%    12/01/2017                                  2,624,008       2,725,415
   4.375%
   10/15/2006-09/15/2012                                 7,500,000       7,735,953
   3.125%    11/15/2003                                  7,400,000       7,518,911
  Government National Mortgage Association
   6.500%
   05/15/2029-09/15/2031                                11,154,792      11,719,302
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $127,832,521)                                                  132,296,636
                                                                    --------------
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--33.6%
----------------------------------------------------------------------------------
U.S. TREASURY BONDS--17.7%
  U.S. Treasury Bond
   5.000%    08/15/2011                                 38,150,000      41,845,819
                                                                    --------------
U.S. TREASURY NOTES--15.9%
  U.S. Treasury Note
   7.000%    07/15/2006                                  4,000,000       4,638,908
   6.875%    05/15/2006                                  1,350,000       1,553,661
   6.500%    10/15/2006                                  8,450,000       9,708,264
   6.000%    08/15/2009                                  5,245,000       6,099,773
   5.625%    05/15/2008                                  6,750,000       7,660,197
   3.000%    11/30/2003                                  7,650,000       7,775,215
                                                                    --------------
                                                                        37,436,018
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $78,009,659)                                                    79,281,837
                                                                    --------------
----------------------------------------------------------------------------------
CASH EQUIVALENTS--10.4%
----------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.7%
+ Dreyfus Cash Management Plus Fund
   1.358%    01/02/2003                                    409,312         409,312
+ Merrimac Cash Fund--Premium Class
   1.422%    01/02/2003                                  1,350,729       1,350,729
                                                                    --------------
                                                                         1,760,041
                                                                    --------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
  TIME DEPOSITS--1.5%
+ Bank of Montreal
   1.320%    01/30/2003                                    792,417         792,417
+ BNP Paribas
   1.320%    02/07/2003                                  1,923,765       1,923,765
+ Royal Bank of Scotland PLC
   1.780%    01/21/2003                                    491,174         491,174
+ Royal Bank of Scotland PLC
   1.330%    01/15/2003                              $     245,587  $      245,587
                                                                    --------------
                                                                         3,452,943
                                                                    --------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--8.2%
+ Canadian Imperial Bank of Commerce
   1.225%    05/19/2003                                  1,023,279       1,023,279
+ Comerica Bank
   1.400%    11/19/2003                                    409,312         409,312
+ Credit Suisse First Boston Corporation
   1.353%    01/02/2003                                  4,093,118       4,093,118
+ Falcon Asset Securitization Corp.
   1.353%    02/03/2003                                    409,312         409,312
+ Galaxy Funding
   1.353%    02/07/2003                                    286,518         286,518
+ Goldman Sachs Group Inc.
   1.433%    01/03/2003                                  1,227,935       1,227,935
+ Goldman Sachs Group Inc.
   1.410%    02/03/2003                                    818,624         818,624
+ Goldman Sachs Group Inc.
   1.320%    03/21/2003                                  1,023,279       1,023,279
+ Honda Motor Company Ltd.
   1.414%    04/08/2003                                  1,841,903       1,841,903
+ Jupiter Securitzation Corp.
   1.323%    01/17/2003                                  1,023,279       1,023,279
+ Merrill Lynch & Company
   1.340%    04/16/2003                                    204,656         204,656
+ Merrill Lynch & Company
   1.325%    11/26/2003                                    409,312         409,312
+ Morgan Stanley Dean Witter & Company
   1.393%    05/07/2003                                  1,023,279       1,023,279
+ Morgan Stanley Dean Witter & Company
   1.363%    03/25/2003                                  2,046,559       2,046,559
+ Morgan Stanley Dean Witter & Company
   1.363%    09/26/2003                                    204,656         204,656
+ National City Corporation
   1.245%    01/23/2003                                    613,968         613,968
+ Parkland (USA) LLC
   1.410%    11/26/2003                                    409,312         409,312
+ Prefco
   1.353%    01/24/2003                                  1,432,591       1,432,591
+ Prefco
   1.313%    01/06/2003                                    818,624         818,624
                                                                    --------------
                                                                        19,319,516
                                                                    --------------
TOTAL CASH EQUIVALENTS
  (Cost $24,532,500)                                                    24,532,500
                                                                    --------------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--5.7%
----------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 12/31/2002 due
  01/02/2003, with a maturity
  value of $13,309,428 and an
  effective yield of 1.00%
  collateralized by a U.S.
  Government Obligation with a
  rate of 5.13%, maturity date of
  09/01/2029 and an aggregate
  market value of $13,974,132.                          13,308,689      13,308,689
TOTAL INVESTMENTS^--105.8%
  (Cost $243,683,369)                                                  249,419,662
Other assets less liabilities--(5.8%)                                  (13,775,636)
                                                                    --------------
NET ASSETS--100.0%                                                  $  235,644,026
                                                                    ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
+    Represents collateral received from securities lending transactions.
^    Fund has securities on loan. See note 6.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT ASSET ALLOCATION FUND

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--70.2%
--------------------------------------------------------------------------------------
ADVERTISING--0.2%
   Interpublic Group, Inc.                                    21,700   $       305,536
   Omnicom Group                                              10,600           684,760
*  TMP Worldwide, Inc.                                         6,200            70,122
                                                                       ---------------
                                                                             1,060,418
                                                                       ---------------
AEROSPACE & DEFENSE--1.1%
   Boeing Company                                             46,692         1,540,369
   General Dynamics
    Corporation                                               11,500           912,755
   Honeywell International,
    Inc.                                                      45,325         1,087,800
   Lockheed Martin
    Corporation                                               25,100         1,449,525
   Northrop Grumman
    Corporation                                                9,996           969,612
   Raytheon Company                                           22,600           694,950
   Rockwell Collins, Inc.                                     10,400           241,904
   Textron, Inc.                                               7,700           331,023
                                                                       ---------------
                                                                             7,227,938
                                                                       ---------------
AIRLINES--0.1%
*  AMR Corporation                                             8,700            57,420
   Delta Air Lines, Inc.                                       6,400            77,440
   Southwest Airlines, Inc.                                   43,912           610,377
                                                                       ---------------
                                                                               745,237
                                                                       ---------------
AUTOMOTIVE--0.7%
   Cooper Tire & Rubber
    Company                                                    4,200            64,428
   Dana Corporation                                            8,324            97,890
   Delphi Corporation                                         30,335           244,197
   Ford Motor Company                                        100,846           937,868
   General Motors
    Corporation                                               31,000         1,142,660
   Genuine Parts Company                                       9,425           290,290
   Goodyear Tire & Rubber
    Company                                                    9,300            63,333
   Harley-Davidson, Inc.                                      16,800           776,160
   ITT Industries, Inc.                                        4,800           291,312
   Johnson Controls, Inc.                                      4,700           376,799
*  Navistar International
    Corporation                                                3,700            89,947
   Visteon Corporation                                         8,204            57,100
                                                                       ---------------
                                                                             4,431,984
                                                                       ---------------
BANKING--7.8%
   Amsouth Bancorp                                            21,400           410,880
   BB&T Corporation                                           27,400         1,013,526
   Bank of America
    Corporation                                               84,616         5,886,735
   Bank of New York
    Company, Inc.                                             42,100         1,008,716
   Bank One Corporation                                       65,169         2,381,927
   Capital One Financial
    Corporation                                               11,900           353,668
   Charter One Financial,
    Inc.                                                      13,155           377,943
   Citigroup, Inc.                                           288,348        10,146,966
   Comerica, Inc.                                              9,650           417,266
   Fifth Third Bancorp                                        32,868         1,924,421
   First Tennessee National
    Corporation                                                7,000           251,580
   Fleet Boston Financial
    Corporation                                               58,187         1,413,944
   Golden West Financial
    Corporation                                                9,100           653,471
   Household International,
    Inc.                                                      26,119   $       726,369
   Huntington Bancshares, Inc.                                14,936           279,453
   J.P. Morgan Chase &
    Company                                                  110,300         2,647,200
   KeyCorp                                                    24,400           613,416
   MBNA Corporation                                           72,940         1,387,319
   Marshall & Ilsley
    Corporation                                               12,000           328,560
   Mellon Financial
    Corporation                                               24,500           639,695
   National City Corporation                                  33,700           920,684
   North Fork Bancorporation,
    Inc.                                                       9,000           303,660
   Northern Trust Corporation                                 12,800           448,640
   PNC Financial Services
    Group                                                     16,200           678,780
   Regions Financial
    Corporation                                               12,400           413,664
   Safeco Corporation                                          7,600           263,492
   Southtrust Corporation                                     20,000           497,000
   State Street Corporation                                   18,000           702,000
   Suntrust Banks, Inc.                                       16,000           910,720
   Synovus Financial
    Corporation                                               17,100           331,740
   U.S. Bancorp                                              106,505         2,260,036
   Union Planters Corporation                                 12,150           341,901
   Wachovia Corporation                                       76,984         2,805,297
   Washington Mutual, Inc.                                    53,714         1,854,744
   Wells Fargo & Company                                      94,860         4,446,088
   Zions Bancorporation                                        5,500           216,419
                                                                       ---------------
                                                                            50,257,920
                                                                       ---------------
BEVERAGES, FOOD & TOBACCO--4.2%
   Adolph Coor Company
    ClassB                                                     2,100           128,625
   Anheuser Busch Companies,
    Inc.                                                      49,400         2,390,960
   Archer-Daniels-Midland
    Company                                                   35,824           444,218
   Brown Forman Corporation
    ClassB                                                     3,700           241,832
   Campbell Soup Company                                      23,500           551,545
   Coca Cola Company                                         139,100         6,095,362
   Coca Cola Enterprises, Inc.                                25,600           556,032
   Conagra, Inc.                                              30,800           770,308
   General Mills, Inc.                                        20,700           971,865
   Heinz HJ Company                                           19,350           636,034
   Hershey Foods Corporation                                   7,900           532,776
   Kellogg Company                                            22,500           771,075
*  Kroger Company                                             44,400           685,980
   Pepsi Bottling Group, Inc.
    (The)                                                     15,600           400,920
   Pepsico, Inc.                                              97,030         4,096,607
   Philip Morris Companies,
    Inc.                                                     116,200         4,709,586
   R.J. Reynolds Tobacco
    Holdings, Inc.                                             5,000           210,550
   Sara Lee Corporation                                       44,700         1,006,197
   Supervalu, Inc.                                             7,600           125,476
   Sysco Corporation                                          36,900         1,099,251
   UST, Inc.                                                   9,800           327,614
   WM Wrigley Jr. Company                                     12,900           707,952
                                                                       ---------------
                                                                            27,460,765
                                                                       ---------------
BIO-TECHNOLOGY--0.1%
*  Chiron Corporation                                         10,900           409,840
                                                                       ---------------
BUILDING MATERIALS--0.8%
  Home Depot, Inc.                                           132,200         3,167,512
                                                                       ---------------

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
*  Louisiana Pacific Corporation                               6,000   $        48,360
   Lowe's Companies, Inc.                                     43,200         1,620,000
   Vulcan Materials Company                                    5,500           206,250
                                                                       ---------------
                                                                             5,042,122
                                                                       ---------------
CHEMICALS--1.1%
   Air Products & Chemicals,
    Inc.                                                      12,500           534,375
   Avery-Dennison Corporation                                  6,400           390,912
   BF Goodrich Company                                         5,800           106,256
   Clorox Company                                             12,700           523,875
   Dow Chemicals Company                                      50,236         1,492,009
   Du Pont (E.I.) de Nemours                                  57,300         2,429,520
   Eastman Chemical Company                                    4,375           160,869
   Engelhard Corporation                                       6,637           148,337
   Great Lakes Chemical
    Corporation                                                2,900            69,252
*  Hercules, Inc.                                              6,100            53,680
   International Flavors &
    Fragrances                                                 5,400           189,540
   Praxair, Inc.                                               8,700           502,599
   Rohm & Haas Company                                        12,075           392,196
   Tupperware Corporation                                      3,200            48,256
                                                                       ---------------
                                                                             7,041,676
                                                                       ---------------
COMMERCIAL SERVICES--0.7%
*  Allied Waste Industries, Inc.                              11,900           119,000
*  Cendant Corporation                                        56,000           586,880
   Cintas Corporation                                          9,200           420,900
*  Concord EFS, Inc.                                          28,800           453,312
*  Convergys Corporation                                       9,400           142,410
   Deluxe Corporation                                          3,400           143,140
   Equifax, Inc.                                               8,700           201,318
   Fluor Corporation                                           4,400           123,200
   Halliburton Company                                        23,300           435,943
   Monsanto Company                                           15,549           299,318
   Paychex, Inc.                                              21,450           598,455
*  Quintiles Transnational
    Corporation                                                6,600            79,860
*  Robert Half International, Inc.                             9,500           153,045
   RR Donnelley & Sons
    Company                                                    6,600           143,682
   Ryder System, Inc.                                          3,300            74,052
   Waste Management, Inc.                                     35,327           809,695
                                                                       ---------------
                                                                             4,784,210
                                                                       ---------------
COMMUNICATIONS--0.2%
*  ADC Telecommunications,
    Inc.                                                      43,000            89,870
*  Andrew Corporation                                          4,587            47,154
*  Avaya, Inc.                                                16,168            39,612
*  JDS Uniphase Corporation                                   76,300           188,461
*  Network Appliance, Inc.                                    19,400           194,000
*  Nextel Communications, Inc.
    ClassA                                                    50,400           582,120
   Scientific Atlanta, Inc.                                    8,400            99,624
*  Tellabs, Inc.                                              22,200           161,394
                                                                       ---------------
                                                                             1,402,235
                                                                       ---------------
COMPUTER SOFTWARE & PROCESSING--4.2%
   Adobe Systems, Inc.                                        12,800           317,453
   Autodesk, Inc.                                              7,000           100,100
   Automatic Data Processing,
    Inc.                                                      35,200         1,381,600
*  BMC Software, Inc.                                         13,300           227,563
*  Citrix Systems, Inc.                                       10,200           125,664
   Computer Associates
    International, Inc.                                       33,025   $       445,837
*  Compuware Corporation                                      20,200            96,960
*  Electronic Arts, Inc.                                       7,500           373,275
   Electronic Data Systems
    Corporation                                               27,100           499,453
   First Data Corporation                                     42,600         1,508,466
*  Fiserv, Inc.                                               11,000           373,450
*  Intuit, Inc.                                               11,500           539,580
*  Mercury Interactive
    Corporation                                                4,400           130,460
*  Microsoft Corporation                                     300,200        15,520,340
*  NCR Corporation                                             5,800           137,692
*  Novell, Inc.                                               19,600            65,464
*  NVIDIA Corporation                                          8,300            95,533
*  Oracle Corporation                                        307,320         3,319,056
*  Parametric Technology
    Corporation                                               16,400            41,328
*  PeopleSoft, Inc.                                           17,400           318,420
*  Siebel Systems, Inc.                                       25,300           187,220
*  Sun Microsystems, Inc.                                    180,800           562,288
*  Sungard Data Systems, Inc.                                 15,500           365,180
*  Unisys Corporation                                         17,800           176,220
*  Veritas Software
    Corporation                                               21,933           342,593
                                                                       ---------------
                                                                            27,251,195
                                                                       ---------------
COMPUTERS & INFORMATION--4.6%
*  Apple Computer, Inc.                                       19,600           280,868
*  Cisco Systems, Inc.                                       410,700         5,380,170
*  Computer Sciences
    Corporation                                                9,700           334,165
*  Comverse Technology, Inc.                                  11,200           112,224
*  Dell Computer
    Corporation                                              145,800         3,898,692
*  EMC Corporation                                           123,200           756,448
*  Gateway, Inc.                                              18,200            57,148
   Hewlett-Packard Company                                   172,096         2,987,587
   IMS Health, Inc.                                           17,500           280,000
   Intel Corporation                                         376,100         5,855,877
   International Business
    Machines Corporation                                      94,900         7,354,750
*  International Game
    Technology                                                 5,000           379,600
*  Jabil Circuit, Inc.                                        10,900           195,328
*  Lexmark International
    Group, Inc.                                                7,600           459,800
*  Micron Technology, Inc.                                    33,300           324,342
   Pitney Bowes, Inc.                                         13,200           431,112
*  Rational Software
    Corporation                                               11,000           114,290
*  Sabre Holdings Corporation                                  7,930           143,612
   Symbol Technologies, Inc.                                  12,700           104,394
*  Yahoo!, Inc.                                               32,600           533,010
                                                                       ---------------
                                                                            29,983,417
                                                                       ---------------
CONSTRUCTION--0.1%
   Centex Corporation                                          3,700           185,740
   KB Home                                                     2,700           115,695
*  McDermott International, Inc.                               3,000           13,140
   Pulte Corporation                                           3,100           148,397
                                                                       ---------------
                                                                               462,972
                                                                       ---------------
CONTAINERS & PACKAGING--0.1%
   Ball Corporation                                            3,400           174,046
   Bemis Company                                               3,000           148,890
*  Pactiv Corporation                                          8,300           181,438
*  Sealed Air Corporation                                      5,065           188,924
                                                                       ---------------
                                                                               693,298
                                                                       ---------------

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DECEMBER 31, 2002

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
COSMETICS & PERSONAL CARE--1.7%
   Alberto Culver Company
    Class B                                                    3,200   $       161,280
   Avon Products, Inc.                                        13,000           700,310
   Colgate-Palmolive
    Company                                                   30,700         1,609,601
   Ecolab, Inc.                                                6,900           341,550
   Gillette Company                                           58,900         1,788,204
   Procter & Gamble
    Company                                                   73,000         6,273,620
                                                                       ---------------
                                                                            10,874,565
                                                                       ---------------
DIVERSIFIED--3.0%
   3M Company                                                 22,300         2,749,590
   General Electric Company                                  556,900        13,560,515
   Loews Corporation                                          10,900           484,614
   Newell Rubbermaid, Inc.                                    14,560           441,605
   PerkinElmer, Inc.                                           6,900            56,925
   Temple Inland, Inc.                                         3,000           134,430
   Tyco International Ltd.                                   111,549         1,905,257
                                                                       ---------------
                                                                            19,332,936
                                                                       ---------------
EDUCATION--0.1%
*  Apollo Group, Inc. ClassA                                   9,500           418,000
                                                                       ---------------
ELECTRIC UTILITIES--0.4%
   Allegheny Energy, Inc.                                      6,800            51,408
   Dominion Resources, Inc.                                   15,571           854,848
   Exelon Corporation                                         17,762           937,301
*  Mirant Corporation                                         22,365            42,270
   Pinnacle West Capital
    Corporation                                                4,500           153,405
   Progress Energy, Inc.                                      12,500           541,875
   TECO Energy, Inc.                                           8,400           129,948
   Xcel Energy, Inc.                                          19,870           218,570
                                                                       ---------------
                                                                             2,929,625
                                                                       ---------------
ELECTRICAL EQUIPMENT--0.0%
   Cooper Industries Ltd. ClassA                               4,800           174,960
                                                                       ---------------
ELECTRONICS--1.5%
*  Advanced Micro Devices,
    Inc.                                                      19,900           128,554
*  Agilent Technologies, Inc.                                 26,469           475,383
*  Altera Corporation                                         21,000           258,930
*  American Power Conversion
    Corporation                                               11,300           171,195
*  Analog Devices, Inc.                                       20,800           496,496
*  Applied Micro Circuits
    Corporation                                               15,400            56,826
*  Broadcom Corporation
    ClassA                                                    15,100           227,406
   Emerson Electric Company                                   23,400         1,189,890
*  LSI Logic Corporation                                      19,900           114,823
   Linear Technology
    Corporation                                               17,500           450,100
   Maxim Integrated Products,
    Inc.                                                      18,500           611,240
   Molex, Inc.                                                10,575           243,648
   Motorola, Inc.                                            124,090         1,073,379
*  National Semiconductor
    Corporation                                                9,500           142,595
*  Novellus System, Inc.                                       7,800           219,024
*  PMC-Sierra, Inc.                                            9,600            53,376
*  Power-One, Inc.                                             3,800            21,546
*  Qlogic Corporation                                          5,500           189,805
*  Qualcomm, Inc.                                             42,700         1,553,853
*  Sanmina Corporation                                        30,000           134,700
*  Solectron Corporation                                      47,200           167,560
*  Teradyne, Inc.                                              9,800   $       127,498
   Texas Instruments, Inc.                                    97,000         1,455,970
*  Thomas & Betts
    Corporation                                                3,200            54,080
*  Xilinx, Inc.                                               19,100           393,460
                                                                       ---------------
                                                                            10,011,337
                                                                       ---------------
ENTERTAINMENT & LEISURE--0.5%
   Carnival Corporation                                       32,500           810,875
*  Harrah's Entertainment, Inc.                                6,050           239,580
   Hasbro, Inc.                                                9,775           112,901
   Mattel, Inc.                                               23,678           453,434
   Walt Disney Company                                       113,900         1,857,709
                                                                       ---------------
                                                                             3,474,499
                                                                       ---------------
FINANCIAL SERVICES--3.1%
   American Express
    Company                                                   74,600         2,637,110
   Bear Stearns & Company,
    Inc.                                                       5,533           328,660
   Charles Schwab
    Corporation                                               75,722           821,584
   Countrywide Financial
    Corporation                                                6,600           340,890
   Federal Home Loan
    Mortgage Corporation                                      39,600         2,338,380
   Federal National Mortgage
    Association                                               55,900         3,596,047
   Franklin Resources, Inc.                                   14,100           480,528
   Goldman Sachs Group, Inc.
    (The)                                                     26,500         1,804,650
   H&R Block, Inc.                                            10,700           430,140
   Lehman Brothers, Inc.                                      13,600           724,744
   Merrill Lynch & Company,
    Inc.                                                      48,500         1,840,575
   Moody's Corporation                                         8,700           359,223
   Morgan Stanley Dean
    Witter & Company                                          61,530         2,456,278
   Paccar, Inc.                                                6,315           291,311
*  Providian Financial
    Corporation                                               16,500           107,085
   SLM Corporation                                             9,000           934,740
   Stillwell Financial Inc.                                   12,300           160,761
   T. Rowe Price Group, Inc.                                   6,700           182,776
   Worthington Industries, Inc.                                4,975            75,819
                                                                       ---------------
                                                                            19,911,301
                                                                       ---------------
FOOD RETAILERS--0.1%
   Albertson's, Inc.                                          22,442           499,559
   Winn Dixie, Inc.                                            8,200           125,296
                                                                       ---------------
                                                                               624,855
                                                                       ---------------
FOREST PRODUCTS & PAPER--0.6%
   Boise Cascade Corporation                                   3,200            80,704
   Georgia-Pacific Group                                      12,538           202,614
   International Paper
    Company                                                   27,502           961,745
   Kimberly-Clark Corporation                                 29,320         1,391,820
   MeadWestvaco Corporation                                   10,814           267,214
   Plum Creek Timber Company,
    Inc.                                                       9,500           224,200
   Weyerhauser Company                                        12,400           610,204
                                                                       ---------------
                                                                             3,738,501
                                                                       ---------------
HEALTH CARE PROVIDERS--0.6%
   HCA, Inc.                                                  28,677         1,190,095
   Health Management
    Associates, Inc.                                          13,300           238,070
*  Healthsouth Corporation                                    23,100            97,020
*  Manor Care, Inc.                                            6,300           117,243

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
*  Quest Diagnostics Inc.                                      5,400   $       307,260
*  Tenet Healthcare
    Corporation                                               27,150           445,260
   UnitedHealth Group, Inc.                                   17,600         1,469,600
                                                                       ---------------
                                                                             3,864,548
                                                                       ---------------
HEAVY MACHINERY--1.2%
*  American Standard
    Companies, Inc.                                            4,000           284,560
*  Applied Materials, Inc.                                    92,800         1,209,184
   Baker Hughes, Inc.                                         19,280           620,623
   Black & Decker Corporation                                  4,200           180,138
   Caterpillar, Inc.                                          19,100           873,252
   Cummins, Inc.                                               2,300            64,699
   Deere & Company                                            13,500           618,975
   Dover Corporation                                          11,000           320,760
   Eaton Corporation                                           4,200           328,062
   Grainger WW, Inc.                                           5,600           288,680
   Ingersoll-Rand Company
    ClassA                                                     9,150           393,999
   Pall Corporation                                            6,766           112,857
   Parker-Hannifin
    Corporation                                                6,925           319,450
   Rockwell International
    Corporation                                               10,400           215,384
   Stanley Works                                               5,200           179,816
   United Technologies
    Corporation                                               26,800         1,659,992
                                                                       ---------------
                                                                             7,670,431
                                                                       ---------------
HOME FURNISHING & APPLIANCES--0.1%
*  Corning, Inc.                                              54,400           180,064
   Leggett & Platt, Inc.                                      10,700           240,108
   Maytag Corporation                                          4,400           125,400
   Whirlpool Corporation                                       3,600           187,992
                                                                       ---------------
                                                                               733,564
                                                                       ---------------
HOUSEHOLD PRODUCTS--0.3%
   Fortune Brands, Inc.                                        8,100           376,731
   Illinois Tool Works, Inc.                                  16,900         1,096,134
   PPG Industries, Inc.                                        9,124           457,569
   Snap-On, Inc.                                               3,250            91,357
                                                                       ---------------
                                                                             2,021,791
                                                                       ---------------
INSURANCE--3.7%
   ACE Ltd. (Bermuda)                                         14,500           425,430
   AFLAC Corporation                                          28,900           870,468
   Aetna, Inc.                                                 7,837           322,257
   Allstate Corporation                                       38,738         1,432,919
   Ambac Financial Group, Inc.                                 5,750           323,380
   American International Group,
    Inc                                                      146,390         8,468,661
*  Anthem, Inc.                                                7,900           496,910
   Aon Corporation                                            15,525           293,267
   Chubb Corporation                                           9,660           504,252
   Cigna Corporation                                           8,000           328,960
   Cincinnati Financial
    Corporation                                                8,800           330,440
   Hartford Financial Services
    Group                                                     14,000           636,020
*  Humana, Inc.                                                9,600            96,000
   Jefferson Pilot Corporation                                 8,187           312,007
   John Hancock Financial
    Services, Inc.                                            17,200           479,880
   Lincoln National
    Corporation                                               10,900           344,222
   MBIA, Inc.                                                  8,650           379,389
   MGIC Investment
    Corporation                                                5,900   $       243,670
   Marsh & McLennan
    Companies, Inc.                                           30,600         1,414,026
   Metlife, Inc.                                              40,300         1,089,712
   Principal Financial Group,
    Inc                                                       20,000           602,600
   Progressive Corporation                                    12,000           595,560
   Prudential Financial, Inc.                                 32,500         1,031,550
   St. Paul Companies, Inc.                                   12,204           415,546
   Torchmark Corporation                                       6,700           244,751
*  Travelers Property Casualty
    Corporation ClassA                                         8,357           122,430
*  Travelers Property Casualty
    Corporation ClassB                                        50,953           746,461
   UnumProvident
    Corporation                                               13,118           230,090
*  Wellpoint Health Networks                                   8,000           569,280
   XL Capital Ltd. ClassA
    (Bermuda)                                                  7,500           579,375
                                                                       ---------------
                                                                            23,929,513
                                                                       ---------------
LODGING--0.1%
   Hilton Hotels Corporation                                  20,800           264,368
   Marriott International
    ClassA                                                    13,900           456,893
   Starwood Hotels & Resorts
    Worldwide, Inc.                                           10,800           256,392
                                                                       ---------------
                                                                               977,653
                                                                       ---------------
MEDIA--BROADCASTING & PUBLISHING--2.4%
*  American Greetings
    Corporation ClassA                                         3,300            52,140
*  AOL Time Warner, Inc.                                     250,710         3,284,301
*  Clear Channel
    Communications                                            34,800         1,297,692
*  Comcast Corporation
    Special, ClassA                                           42,080           950,587
*  Comcast Corporation,
    Class A                                                   86,980         2,050,119
   Dow Jones & Company, Inc.                                   4,600           198,858
   Gannett Company, Inc.                                      14,700         1,055,460
   Knight Ridder, Inc.                                         4,900           309,925
   McGraw-Hill Companies, Inc.                                11,100           670,884
   Meredith Corporation                                        2,900           119,219
   New York Times Company
    ClassA                                                     8,200           374,986
   Tribune Company                                            16,467           748,590
*  Univision Communications,
    Inc                                                       13,500           330,750
*  Viacom, Inc. ClassB                                        98,881         4,030,390
                                                                       ---------------
                                                                            15,473,901
                                                                       ---------------
MEDICAL EQUIPMENT & SUPPLIES--2.9%
   Allergan, Inc.                                              7,100           409,102
   Applied Biosystems Group --
    Applera Corporation                                       12,400           217,496
   Bard C.R., Inc.                                             2,600           150,800
   Bausch & Lomb, Inc.                                         3,406           122,616
   Baxter International, Inc.                                 33,900           949,200
   Becton Dickinson &
    Company                                                   14,000           429,660
   Biomet, Inc.                                               15,825           453,544
*  Boston Scientific
    Corporation                                               23,200           986,464
*  Guidant Corporation                                        16,700           515,195
   Johnson & Johnson                                         166,688         8,952,812
*  KLA-Tencor Corporation                                     10,700           378,459
   Medtronics, Inc.                                           67,700         3,087,120

                                       128
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
                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
*  St. Jude Medical, Inc.                                      9,500   $       377,340
   Stryker Corporation                                        10,700           718,184
*  Tektronix, Inc.                                             5,400            98,226
*  Thermo Electron
    Corporation                                               10,600           213,272
*  Waters Corporation                                          7,100           154,638
*  Zimmer Holdings, Inc.                                      10,490           435,545
                                                                       ---------------
                                                                            18,649,673
                                                                       ---------------
METALS & MINING--0.5%
   Alcoa, Inc.                                                47,260         1,076,583
   Allegheny Technologies, Inc.                                4,483            27,929
   Crane Company                                               3,325            66,267
   Danaher Corporation                                         8,200           538,740
*  Freeport-McMoRan Copper
    & Gold, Inc.                                               8,400           140,952
   Masco Corporation                                          28,300           595,715
   Newmont Mining
    Corporation                                               21,668           629,022
   Nucor Corporation                                           4,600           189,980
*  Phelps Dodge Corporation                                    4,828           152,806
   United States Steel
    Corporation                                                5,020            65,862
                                                                       ---------------
                                                                             3,483,856
                                                                       ---------------
OFFICE EQUIPMENT & SUPPLIES--0.0%
*  Xerox Corporation                                          39,500           317,975
                                                                       ---------------
OIL & GAS--4.2%
   Amerada Hess Corporation                                    4,800           264,240
   Anadarko Petroleum
    Corporation                                               14,270           683,533
   Apache Corporation                                          8,520           485,555
   Ashland, Inc.                                               4,000           114,120
*  BJ Services Company                                         8,500           274,635
   Burlington Resources, Inc.                                 11,002           469,235
   ChevronTexaco Corporation                                  59,690         3,968,191
   ConocoPhillips                                             37,409         1,810,222
   Devon Energy Corporation                                    8,400           385,560
   Dynegy, Inc. ClassA                                        20,400            24,072
   EOG Resources, Inc.                                         6,300           251,496
   El Paso Corporation                                        30,977           215,600
   Exxon Mobil Corporation                                   379,758        13,268,745
   Kerr-McGee Corporation                                      5,471           242,365
   KeySpan Corporation                                         7,600           267,824
   Kinder Morgan, Inc.                                         6,600           278,982
   Marathon Oil Corporation                                   17,800           378,962
*  Nabors Industries Ltd.                                      7,600           268,052
   Nicor, Inc.                                                 2,600            88,478
*  Noble Corporation                                           7,200           253,080
   Occidental Petroleum
    Corporation                                               21,490           611,390
   Peoples Energy Corporation                                  2,000            77,300
   Rowan Companies, Inc.                                       5,400           122,580
   Schlumberger Ltd.                                          32,900         1,384,761
   Sempra Energy                                              11,269           266,512
   Sunoco, Inc.                                                4,600           152,628
   Transocean, Inc.                                           18,311           424,815
   Unocal Corporation                                         13,210           403,962
   Williams Companies, Inc.                                   29,600            79,920
                                                                       ---------------
                                                                            27,516,815
                                                                       ---------------
PHARMACEUTICALS--6.8%
   Abbott Laboratories                                        87,700         3,508,000
   AmerisourceBergen
    Corporation                                                5,600   $       304,136
*  Amgen, Inc.                                                71,844         3,472,939
*  Biogen, Inc.                                                8,200           328,492
   Bristol-Myers Squibb
    Company                                                  108,200         2,504,830
   Cardinal Health, Inc.                                      25,050         1,482,710
   Eli Lilly & Company                                        62,900         3,994,150
*  Forest Laboratories, Inc.                                  10,200         1,001,844
*  Genzyme Corporation                                        12,200           360,754
*  King Pharmaceuticals, Inc.                                 14,166           243,514
   McKesson HBOC, Inc.                                        16,489           445,698
*  MedImmune, Inc.                                            14,200           385,814
   Merck & Company, Inc.                                     126,000         7,132,860
*  Millipore Corporation                                       2,500            85,000
   Pfizer, Inc.                                              346,300        10,586,391
   Pharmacia Corporation                                      73,566         3,075,059
   Schering-Plough
    Corporation                                               81,700         1,813,740
   Sigma Aldrich Corporation                                   4,000           194,800
*  Watson Pharmaceutical, Inc.                                 6,400           180,928
   Wyeth                                                      73,800         2,760,120
                                                                       ---------------
                                                                            43,861,779
                                                                       ---------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.1%
   Eastman Kodak Company                                      16,000           560,640
                                                                       ---------------
REAL ESTATE--0.2%
   Equity Office Properties Trust
    REIT                                                      23,800           594,524
   Equity Residential Properties
    Trust REIT                                                14,900           366,242
   Simon Property Group, Inc.
    REIT                                                       9,800           333,886
                                                                       ---------------
                                                                             1,294,652
                                                                       ---------------
RESTAURANTS--0.4%
   Darden Restaurants, Inc.                                   10,200           208,590
   McDonald's Corporation                                     71,700         1,152,936
*  Starbucks Corporation                                      22,000           448,360
   Wendy's International, Inc.                                 7,000           189,490
*  Yum! Brands, Inc.                                          15,900           385,098
                                                                       ---------------
                                                                             2,384,474
                                                                       ---------------
RETAILERS--4.2%
*  Autozone, Inc.                                              5,800           409,770
*  Bed Bath & Beyond, Inc.                                    16,700           576,651
*  Best Buy Company, Inc.                                     18,000           434,700
*  Big Lots, Inc.                                              6,400            84,672
   CVS Corporation                                            21,600           539,352
   Circuit City Stores                                        11,900            88,298
*  Costco Wholesale
    Corporation                                               25,776           723,275
   Dillards, Inc. ClassA                                       5,100            80,886
   Dollar General Corporation                                 17,940           214,383
*  Ebay, Inc.                                                 17,500         1,186,850
   Family Dollar Stores, Inc.                                  9,400           293,374
*  Federated Department
    Stores                                                    10,500           301,980
   Gap, Inc.                                                  49,487           768,038
   J.C. Penney Company, Inc.                                  14,300           329,043
*  Kohls Corporation                                          18,600         1,040,670
   Limited Brands, Inc.                                       29,400           409,542
   May Department Stores
    Company                                                   16,100           369,978
   Nordstrom, Inc.                                             7,700           146,069

                                       129
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
                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
*  Office Depot, Inc.                                         16,600   $       245,016
   RadioShack Corporation                                     10,400           194,896
*  Safeway, Inc.                                              27,900           651,744
   Sears, Roebuck & Company                                   18,400           440,680
   Sherwin Williams Company                                    9,300           262,725
*  Staples, Inc.                                              25,200           461,160
   TJX Companies, Inc.                                        31,400           612,928
   Target Corporation                                         50,400         1,512,000
   Tiffany & Company                                           8,600           205,626
*  Toys 'R' Us, Inc.                                          10,800           108,000
   Walgreen Company                                           57,000         1,663,830
   Wal-Mart Stores, Inc.                                     249,800        12,617,398
                                                                       ---------------
                                                                            26,973,534
                                                                       ---------------
TELECOMMUNICATIONS--2.9%
   Alltel Corporation                                         17,700           902,700
   AT&T Corporation                                           43,067         1,124,479
*  AT&T Wireless Services,
    Inc.                                                     150,376           849,624
   BellSouth Corporation                                     105,000         2,716,350
   Centurytel, Inc.                                            7,700           226,226
*  Ciena Corporation                                          19,300            99,202
*  Citizens Communications
    Company                                                   14,200           149,810
*  Lucent Technologies, Inc.                                 194,619           245,220
*  Qwest Communications
    International, Inc.                                       95,429           477,145
   SBC Communications,
    Inc.                                                     187,652         5,087,246
   Sprint Corporation
   (FON Group)                                                50,900           737,032
*  Sprint Corporation
    (PCS Group)                                               56,400           247,032
   Verizon Communications                                    152,971         5,927,626
                                                                       ---------------
                                                                            18,789,692
                                                                       ---------------
TEXTILES, CLOTHING & FABRICS--0.2%
*  Jones Apparel Group, Inc.                                   6,800           240,992
   Liz Claiborne, Inc.                                         6,000           177,900
   Nike, Inc. ClassB                                          14,800           658,156
*  Reebok International Ltd.                                   3,200            94,080
   VF Corporation                                              6,000           216,300
                                                                       ---------------
                                                                             1,387,428
                                                                       ---------------
TRANSPORTATION--1.1%
   Brunswick Corporation                                       5,100           101,286
   Burlington Northern
    Santa Fe                                                  21,156           550,268
   CSX Corporation                                            12,500           353,875
   FedEx Corporation                                          17,040           923,909
   Norfolk Southern
    Corporation                                               21,200           423,788
   Union Pacific Corporation                                  13,700           820,219
   United Parcel Service,
    Inc. ClassB                                               62,500         3,942,500
                                                                       ---------------
                                                                             7,115,845
                                                                       ---------------
UTILITIES--1.3%
*  AES Corporation                                            30,700            92,714
   Ameren Corporation                                          7,500           311,775
   American Electric Power,
    Inc.                                                      18,460           504,512
   CMS Energy Corporation                                      7,600            71,744
*  Calpine Corporation                                        18,100            59,006
   CenterPoint Energy, Inc.                                   17,426           148,121
   Cinergy Corporation                                         9,500           320,340
   Consolidated Edison, Inc.                                  11,500           492,430
   Constellation Energy Group                                  8,900   $       247,598
   DTE Energy Company                                          8,900           412,960
   Duke Energy Corporation                                    49,024           957,929
*  Edison International                                       17,700           209,745
   Entergy Corporation                                        12,700           578,993
   FPL Group, Inc.                                            10,100           607,313
   Firstenergy Corporation                                    17,073           562,897
   NiSource, Inc.                                             11,202           224,040
*  PG&E Corporation                                           22,600           314,140
   PPL Corporation                                            10,000           346,800
   Public Service Enterprise
    Group, Inc.                                               11,300           362,730
   Southern Company                                           38,600         1,095,854
   TXU Corporation                                            15,167           283,320
                                                                       ---------------
                                                                             8,204,961
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $533,294,002)                                                      454,958,531
                                                                       ---------------

  COUPON      MATURITY
   RATE          DATE                                           FACE             VALUE
--------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.6%
--------------------------------------------------------------------------------------
BANKING--0.6%
#  Associates Manufactured
    Housing Corporation
    1.650%    07/15/2030                                   2,495,699         2,472,327
#  Washington Mutual Bank FA
    1.544%    05/24/2006                                   1,600,000         1,601,723
                                                                       ---------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $4,096,804)                                                          4,074,050
                                                                       ---------------
--------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--1.9%
--------------------------------------------------------------------------------------
U.S. TREASURY BILLS--1.9%
   U.S. Treasury Bill
** 1.185%     03/13/2003                                  11,000,000        10,974,292
** 1.110%     03/13/2003                                   1,000,000           997,811
                                                                       ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $11,972,103)                                                        11,972,103
                                                                       ---------------
--------------------------------------------------------------------------------------
COMMERCIAL PAPER--17.4%
--------------------------------------------------------------------------------------
BANKING--8.5%
   Citicorp
    1.340%    01/24/2003                                  20,000,000        19,982,878
   Corporate Receivables Corporation
    1.330%    01/27/2003                                  15,000,000        14,985,592
   J.P. Morgan Chase & Company
    1.570%    01/13/2003                                  20,000,000        19,989,533
                                                                       ---------------
                                                                            54,958,003
                                                                       ---------------
COMPUTERS & INFORMATION--0.3%
   International Business Machines
    Corporation
   1.250%     02/14/2003                                   2,000,000         1,996,944
                                                                       ---------------
DIVERSIFIED--1.5%
   General Electric Capital Corporation
    1.350%    01/03/2003                                   5,000,000         4,999,625
   General Electric Capital Corporation
    1.250%    01/02/2003                                   4,490,000         4,489,844
                                                                       ---------------
                                                                             9,489,469
                                                                       ---------------
FINANCIAL SERVICES--5.6%
   Edison Asset Securitization LLC
    1.320%    02/24/2003                                  20,560,000        20,519,291

--------------------------------------------------------------------------------------
  COUPON      MATURITY
   RATE         DATE                                            FACE             VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER--(CONTINUED)
--------------------------------------------------------------------------------------
   Eiffel Funding LLC
    1.340%    01/27/2003                               $  12,000,000   $    11,988,387
   International Lease Finance
    Corporation
    1.330%    01/06/2003                                   2,000,000         1,999,631
   PACCAR Financial Corporation
    1.300%    02/28/2003                                   2,000,000         1,995,811
                                                                       ---------------
                                                                            36,503,120
                                                                       ---------------
OIL & GAS--1.5%
   BP America, Inc.
    1.280%    02/06/2003                                  10,000,000         9,987,200
                                                                       ---------------
TOTAL COMMERCIAL PAPER
  (Cost $112,934,736)                                                      112,934,736
                                                                       ---------------
--------------------------------------------------------------------------------------
CASH EQUIVALENTS--4.1%
--------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS--0.3%
+  Dreyfus Cash Management Plus Fund
    1.358%    01/02/2003                                     442,731           442,731
+  Merrimac Cash Fund--Premium Class
    1.422%    01/02/2003                                   1,461,013         1,461,013
                                                                       ---------------
                                                                             1,903,744
                                                                       ---------------
BANK & CERTIFICATE DEPOSITS/
OFFSHORE TIME DEPOSITS--0.6%
+  Bank of Montreal
    1.320%    01/30/2003                                     857,117           857,117
+  BNP Paribas
    1.320%    02/07/2003                                   2,080,836         2,080,836
+  Royal Bank of Scotland PLC
    1.780%    01/21/2003                                     531,277           531,277
+  Royal Bank of Scotland PLC
    1.330%    01/15/2003                                     265,639           265,639
                                                                       ---------------
                                                                             3,734,869
                                                                       ---------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--3.2%
+  Canadian Imperial Bank of Commerce
    1.225%    05/19/2003                                   1,106,828         1,106,828
+  Comerica Bank
    1.400%    11/19/2003                                     442,731           442,731
+  Credit Suisse First Boston
    Corporation
    1.353%    01/02/2003                                   4,427,312         4,427,312
+  Falcon Asset Securitization Corp.
    1.353%    02/03/2003                                     442,731           442,731
+  Galaxy Funding
    1.353%    02/07/2003                                     309,912           309,912
+  Goldman Sachs Group Inc.
    1.433%    01/03/2003                                   1,328,193         1,328,193
+  Goldman Sachs Group Inc.
    1.410%    02/03/2003                                     885,462           885,462
+  Goldman Sachs Group Inc.
    1.320%    03/21/2003                                   1,106,828         1,106,828
+  Honda Motor Company Ltd.
    1.414%    04/08/2003                                   1,992,290         1,992,290
+  Jupiter Securitzation Corp.
    1.323%    01/17/2003                                   1,106,828         1,106,828
+  Merrill Lynch & Company
    1.340%    04/16/2003                                     221,366           221,366
+  Merrill Lynch & Company
    1.325%    11/26/2003                                     442,731           442,731
+  Morgan Stanley Dean Witter & Company
    1.393%    05/07/2003                                   1,106,828         1,106,828
+  Morgan Stanley Dean Witter & Company
    1.363%    03/25/2003                               $   2,213,656   $     2,213,656
+  Morgan Stanley Dean Witter & Company
    1.363%    09/26/2003                                     221,366           221,366
+  National City Corporation
    1.245%    01/23/2003                                     664,097           664,097
+  Parkland (USA) LLC
    1.410%    11/26/2003                                     442,731           442,731
+  Prefco
    1.353%    01/24/2003                                   1,549,559         1,549,559
+  Prefco
    1.313%    01/06/2003                                     885,462           885,462
                                                                       ---------------
                                                                            20,896,911
                                                                       ---------------
TOTAL CASH EQUIVALENTS
  (Cost $26,535,524)                                                        26,535,524
                                                                       ---------------
TOTAL INVESTMENTS^--94.2%
  (Cost $688,833,169)                                                      610,474,944
Other assets less liabilities--5.8%                                         37,680,996
                                                                       ---------------
NET ASSETS--100.0%                                                     $   648,155,940
                                                                       ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
REIT  Real Estate Investment Trust
*     Non-income producing security.
#     Rate is subject to change. Rate shown reflects current rate.
**    Security has been pledged as collateral for futures contracts.
+     Represents collateral received from securities lending transactions.
^     Fund has securities on loan. See Note 6.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT
EQUITY INCOME FUND

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--96.3%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.5%
   Boeing Company                                             67,400   $     2,223,525
   Honeywell International,
    Inc.                                                     255,200         6,124,800
   Lockheed Martin
    Corporation                                               35,000         2,021,250
   Northrop Grumman
    Corporation                                               16,071         1,558,887
   Raytheon Company                                           55,000         1,691,250
   Rockwell Collins, Inc.                                     30,000           697,800
                                                                       ---------------
                                                                            14,317,512
                                                                       ---------------
AUTOMOTIVE--4.1%
   Fiat SpA (Italy)                                        1,118,500         8,892,075
   Ford Motor Company                                        200,000         1,860,000
   General Motors
    Corporation                                              295,000        10,873,700
   Genuine Parts Company                                      42,552         1,310,601
                                                                       ---------------
                                                                            22,936,376
                                                                       ---------------
BANKING--7.4%
   Bank of America
    Corporation                                               30,000         2,087,100
   Bank One Corporation                                       76,200         2,785,110
   Citigroup, Inc.                                           150,069         5,280,928
   Fleet Boston Financial
    Corporation                                              312,308         7,589,084
   J.P. Morgan Chase &
    Company                                                  150,129         3,603,096
   KeyCorp                                                    75,000         1,885,500
   Mellon Financial
    Corporation                                               48,656         1,270,408
   Mercantile Bankshares
    Corporation                                               30,400         1,173,136
   PNC Financial Services
    Group                                                     71,400         2,991,660
   Safeco Corporation                                         70,000         2,426,900
   U.S. Bancorp                                               50,000         1,061,000
   Wachovia Corporation                                      120,004         4,372,946
   Washington Mutual, Inc.                                   155,645         5,374,422
                                                                       ---------------
                                                                            41,901,290
                                                                       ---------------
BEVERAGES, FOOD & TOBACCO--4.5%
   Brown Forman Corporation
    Class B                                                   20,500         1,339,880
   Campbell Soup Company                                      78,712         1,847,371
*  Del Monte Foods Company                                    66,788           514,267
   General Mills, Inc.                                        64,022         3,005,833
   Heinz HJ Company                                          149,549         4,915,676
   Hershey Foods Corporation                                  25,000         1,686,000
   Imperial Tobacco Group PLC
    (United Kingdom)                                         144,300         4,834,050
   Philip Morris Companies,
    Inc.                                                     130,000         5,268,900
   UST, Inc.                                                  56,537         1,890,032
                                                                       ---------------
                                                                            25,302,009
                                                                       ---------------
BUILDING MATERIALS--0.1%
   Home Depot, Inc.                                           25,000           599,000
                                                                       ---------------
CHEMICALS--1.9%
   Clorox Company                                             50,000         2,062,500
   Dow Chemicals Company                                      39,771         1,181,199
   Du Pont (E.I.) de Nemours                                  56,446         2,393,310
   Great Lakes Chemical
    Corporation                                               40,500           967,140
*  Hercules, Inc.                                             48,000           422,400
   International Flavors &
    Fragrances                                                45,900   $     1,611,090
   Lyondell Chemical
    Company                                                  176,100         2,225,904
                                                                       ---------------
                                                                            10,863,543
                                                                       ---------------
COMMERCIAL SERVICES--4.0%
*  D&B                                                        37,500         1,293,375
   RR Donnelley & Sons
    Company                                                   70,000         1,523,900
   Waste Management, Inc.                                    855,600        19,610,352
                                                                       ---------------
                                                                            22,427,627
                                                                       ---------------
COMPUTER SOFTWARE & PROCESSING--0.3%
*  Microsoft Corporation                                      35,000         1,809,500
                                                                       ---------------
COMPUTERS & INFORMATION--1.1%
   Hewlett-Packard Company                                   120,450         2,091,012
   IMS Health, Inc.                                          148,300         2,372,800
   Pitney Bowes, Inc.                                         56,000         1,828,960
                                                                       ---------------
                                                                             6,292,772
                                                                       ---------------
COSMETICS & PERSONAL CARE--0.3%
   Gillette Company                                           50,000         1,518,000
                                                                       ---------------
DIVERSIFIED--1.7%
   3M Company                                                 13,090         1,613,997
   General Electric Company                                  100,000         2,435,000
   Hanson PLC ADR
    (United Kingdom)                                         130,800         2,901,144
   Tyco International Ltd.                                   171,656         2,931,884
                                                                       ---------------
                                                                             9,882,025
                                                                       ---------------
ELECTRICAL EQUIPMENT--0.5%
   Cooper Industries Ltd.
    Class A                                                   75,000         2,733,750
                                                                       ---------------
ELECTRONICS--3.9%
*  Agere Systems, Inc.
    Class A                                                  125,455           180,655
   Emerson Electric Company                                   99,100         5,039,235
*  General Motors
    Corporation Class H                                    1,286,000        13,760,200
   Motorola, Inc.                                             85,000           735,250
   Sony Corporation ADR
    (Japan)                                                   35,000         1,445,850
   Texas Instruments, Inc.                                    60,000           900,600
                                                                       ---------------
                                                                            22,061,790
                                                                       ---------------
ENTERTAINMENT & LEISURE--3.5%
   Carnival Corporation                                       74,000         1,846,300
   Hasbro, Inc.                                              110,000         1,270,500
   Walt Disney Company                                     1,029,000        16,782,990
                                                                       ---------------
                                                                            19,899,790
                                                                       ---------------
FINANCIAL SERVICES--1.2%
   American Express Company                                   50,000         1,767,500
   Federal National Mortgage
    Association                                               31,806         2,046,080
   Moody's Corporation                                        30,000         1,238,700
   SLM Corporation                                            18,000         1,869,480
                                                                       ---------------
                                                                             6,921,760
                                                                       ---------------
FOREST PRODUCTS & PAPER--1.2%
   International Paper
    Company                                                  150,268         5,254,872
   Kimberly-Clark Corporation                                 27,259         1,293,985
                                                                       ---------------
                                                                             6,548,857
                                                                       ---------------
HEAVY MACHINERY--1.3%
   Baker Hughes, Inc.                                         57,500         1,850,925
   Black & Decker Corporation                                 40,000         1,715,600

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
   Dover Corporation                                          55,000   $     1,603,800
   Pall Corporation                                          120,000         2,001,600
                                                                       ---------------
                                                                             7,171,925
                                                                       ---------------
HOUSEHOLD PRODUCTS--0.8%
   Fortune Brands, Inc.                                       37,765         1,756,450
   Illinois Tool Works, Inc.                                  38,900         2,523,054
                                                                       ---------------
                                                                             4,279,504
                                                                       ---------------
INSURANCE--8.8%
   Allstate Corporation                                      131,100         4,849,389
   American International
    Group, Inc.                                               31,014         1,794,160
   Aon Corporation                                           598,700        11,309,443
   Chubb Corporation                                          33,000         1,722,600
   Cigna Corporation                                          74,300         3,055,216
   Fairfax Financial
    Holdings Ltd. (Canada)                                   140,000        10,734,663
   Hartford Financial
    Services Group                                           118,400         5,378,912
   Lincoln National
    Corporation                                               25,086           792,216
   MGIC Investment
    Corporation                                               83,900         3,465,070
   UnumProvident
    Corporation                                              105,000         1,841,700
   XL Capital Ltd. Class A
    (Bermuda)                                                 64,900         5,013,525
                                                                       ---------------
                                                                            49,956,894
                                                                       ---------------
LODGING--5.4%
   Hilton Hotels Corporation                               1,299,000        16,510,290
   Marriott International
    Class A                                                  391,000        12,852,170
   Starwood Hotels & Resorts
    Worldwide, Inc.                                           53,000         1,258,220
                                                                       ---------------
                                                                            30,620,680
                                                                       ---------------
MEDIA--BROADCASTING & PUBLISHING--7.9%
*  AOL Time Warner, Inc.                                     160,000         2,096,000
*  Comcast Corporation
    Special, Class A                                         524,000        11,837,160
*  Comcast Corporation,
    Class A                                                   80,875         1,906,224
   Dow Jones &
    Company, Inc.                                             50,000         2,161,500
   Hollinger
    International, Inc.                                    1,260,000        12,801,600
   Knight Ridder, Inc.                                       188,000        11,891,000
   Reader's Digest
    Association                                               50,000           755,000
*  Rogers Communications,
    Inc. (Canada)                                            125,000         1,172,500
                                                                       ---------------
                                                                            44,620,984
                                                                       ---------------
MEDICAL EQUIPMENT & SUPPLIES--0.2%
   Becton Dickinson &
    Company                                                   35,000         1,074,150
                                                                       ---------------
METALS & MINING--0.2%
   Hubbell, Inc. Class B                                      30,000         1,054,200
                                                                       ---------------
OFFICE EQUIPMENT & SUPPLIES--0.4%
   Ikon Office Solutions, Inc.                               239,000         1,708,850
*  Xerox Corporation                                          51,000           410,550
                                                                       ---------------
                                                                             2,119,400
                                                                       ---------------
OIL & GAS--7.4%
   Amerada Hess Corporation                                   35,000         1,926,750
   BP Amoco PLC ADR
    (United Kingdom)                                         202,454   $     8,229,755
   ChevronTexaco
    Corporation                                              148,850         9,895,548
   ConocoPhillips                                            110,500         5,347,095
   EnCana Corporation
    (Canada)                                                 113,700         3,536,070
   Exxon Mobil Corporation                                   124,760         4,359,114
   Occidental Petroleum
    Corporation                                              199,100         5,664,395
   Royal Dutch Petroleum
    Company NY Shares
    (Netherlands)                                             35,781         1,575,080
   Unocal Corporation                                         50,000         1,529,000
                                                                       ---------------
                                                                            42,062,807
                                                                       ---------------
PHARMACEUTICALS--4.4%
   Abbott Laboratories                                        60,000         2,400,000
   Bristol-Myers Squibb
    Company                                                  327,300         7,576,995
   Merck & Company, Inc.                                      80,000         4,528,800
   Schering-Plough
    Corporation                                              398,700         8,851,140
   Wyeth                                                      43,947         1,643,618
                                                                       ---------------
                                                                            25,000,553
                                                                       ---------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.3%
   Eastman Kodak Company                                      47,741         1,672,845
                                                                       ---------------
REAL ESTATE--0.7%
   Crescent Real Estate
    Equities Company REIT                                    100,000         1,664,000
   Simon Property Group,
    Inc. REIT                                                 60,000         2,044,200
                                                                       ---------------
                                                                             3,708,200
                                                                       ---------------
RESTAURANTS--3.4%
   McDonald's Corporation                                    125,000         2,010,000
   Wendy's International, Inc.                               149,000         4,033,430
*  Yum! Brands, Inc.                                         555,000        13,442,100
                                                                       ---------------
                                                                            19,485,530
                                                                       ---------------
RETAILERS--4.4%
   Dollar General Corporation                                227,800         2,722,210
   J.C. Penney Company, Inc.                                 112,121         2,579,904
   May Department Stores
    Company                                                   55,765         1,281,480
*  Neiman Marcus Group,
    Inc                                                      201,500         5,506,995
*  Neiman Marcus Group,
    Inc. Class A                                             198,000         6,017,220
   Nordstrom, Inc.                                            60,000         1,138,200
   Sears, Roebuck &
    Company                                                  168,400         4,033,180
*  Toys 'R' Us, Inc.                                         135,000         1,350,000
                                                                       ---------------
                                                                            24,629,189
                                                                       ---------------
TELECOMMUNICATIONS--3.0%
   Alltel Corporation                                         30,000         1,530,000
   AT&T Corporation                                           50,000         1,305,500
*  Lucent Technologies, Inc.                                 200,000           252,000
*  Qwest Communications
    International, Inc.                                      400,000         2,000,000
   SBC Communications, Inc.                                  159,000         4,310,490
   Sprint Corporation
    (FON Group)                                              100,000         1,448,000
   Verizon Communications                                    163,541         6,337,214
                                                                       ---------------
                                                                            17,183,204
                                                                       ---------------

                                                              SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
TRANSPORTATION--5.1%
   Burlington Northern Santa
    Fe                                                       216,100   $     5,620,761
   FedEx Corporation                                         340,000        18,434,800
   Norfolk Southern
    Corporation                                               84,540         1,689,955
   Union Pacific Corporation                                  50,997         3,053,190
                                                                       ---------------
                                                                            28,798,706
                                                                       ---------------
UTILITIES--4.4%
   CMS Energy Corporation                                    100,000           944,000
   CenterPoint Energy, Inc.                                  379,800         3,228,300
   Cinergy Corporation                                       169,000         5,698,680
   Constellation Energy Group                                 50,000         1,391,000
   Entergy Corporation                                       120,100         5,475,359
   Firstenergy Corporation                                    41,000         1,351,770
   NiSource, Inc.                                             60,000         1,200,000
   Northeast Utilities                                       353,400         5,361,078
                                                                       ---------------
                                                                            24,650,187
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $618,900,081)                                                      544,104,559
                                                                       ---------------
--------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.0%
*  Lucent Technologies, Inc.
    (Cost $175,000)                                              175            87,063
                                                                       ---------------

--------------------------------------------------------------------------------------
  COUPON       MATURITY
   RATE          DATE                                           FACE             VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.1%
--------------------------------------------------------------------------------------
FINANCIAL SERVICES--0.8%
New York State Power Authority
   1.400%     01/21/2003                               $   2,000,000         1,998,444
Tulip Funding Corporation
   1.380%     01/17/2003                                   2,275,000         2,273,605
                                                                       ---------------
                                                                             4,272,049
                                                                       ---------------
INSURANCE--0.3%
New York Life Capital Corporation
   1.310%     01/23/2003                                   2,000,000         1,998,399
                                                                       ---------------
TOTAL COMMERCIAL PAPER
  (Cost $6,270,448)                                                         6,270,448
                                                                       ---------------
--------------------------------------------------------------------------------------
CASH EQUIVALENTS--12.6%
--------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.9%
+  Dreyfus Cash Management Plus Fund
   1.358%     01/02/2003                                   1,188,289         1,188,289
+  Merrimac Cash Fund -- Premium Class
   1.422%     01/02/2003                                   3,921,356         3,921,356
                                                                       ---------------
                                                                             5,109,645
                                                                       ---------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--1.8%
+  Bank of Montreal
    1.320%    01/30/2003                                   2,300,501         2,300,501
+  BNP Paribas
    1.320%    02/07/2003                                   5,584,962         5,584,962
+  Royal Bank of Scotland PLC
    1.780%    01/21/2003                                   1,425,948         1,425,948
+  Royal Bank of Scotland PLC
    1.330%    01/15/2003                                     712,974           712,974
                                                                       ---------------
                                                                            10,024,385
                                                                       ---------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--9.9%
+  Canadian Imperial Bank of Commerce
    1.225%    05/19/2003                                   2,970,725   $     2,970,725
+  Comerica Bank
    1.400%    11/19/2003                                   1,188,290         1,188,290
+  Credit Suisse First Boston Corporation
    1.353%    01/02/2003                               $  11,882,899        11,882,899
+  Falcon Asset Securitization Corp.
    1.353%    02/03/2003                                   1,188,290         1,188,290
+  Galaxy Funding
    1.353%    02/07/2003                                     831,803           831,803
+  Goldman Sachs Group, Inc.
    1.433%    01/03/2003                                   3,564,870         3,564,870
+  Goldman Sachs Group, Inc.
    1.410%    02/03/2003                                   2,376,580         2,376,580
+  Goldman Sachs Group, Inc.
    1.320%    03/21/2003                                   2,970,725         2,970,725
+  Honda Motor Company Ltd.
    1.414%    04/08/2003                                   5,347,304         5,347,304
+  Jupiter Securitization Corp.
    1.323%    01/17/2003                                   2,970,725         2,970,725
+  Merrill Lynch & Company
    1.340%    04/16/2003                                     594,145           594,145
+  Merrill Lynch & Company
    1.325%    11/26/2003                                   1,188,290         1,188,290
+  Morgan Stanley Dean Witter & Company
    1.393%    05/07/2003                                   2,970,725         2,970,725
+  Morgan Stanley Dean Witter & Company
    1.363%    03/25/2003                                   5,941,449         5,941,449
+  Morgan Stanley Dean Witter & Company
    1.363%    09/26/2003                                     594,145           594,145
+  National City Corporation
    1.245%    01/23/2003                                   1,782,435         1,782,435
+  Parkland (USA) LLC
    1.410%    11/26/2003                                   1,188,290         1,188,290
+  Prefco
    1.353%    01/24/2003                                   4,159,015         4,159,015
+  Prefco
    1.313%    01/06/2003                                   2,376,580         2,376,580
                                                                       ---------------
                                                                            56,087,285
                                                                       ---------------
TOTAL CASH EQUIVALENTS
  (Cost $71,221,315)                                                        71,221,315
                                                                       ---------------
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.5%
--------------------------------------------------------------------------------------
IBT Repurchase Agreement
   dated 12/31/2002 due
   01/02/2003, with a maturity
   value of $13,761,482 and an
   effective yield of 1.00%
   collateralized by U.S.
   Government Obligations with
   rates ranging from 4.50% to
   6.26%, maturity dates ranging
   from 09/01/2018 to 02/25/2032
   and an aggregate market value of
   $14,448,960.                                        $  13,760,717        13,760,717
                                                                       ---------------
TOTAL INVESTMENTS^--112.5%
  (Cost $710,327,562)                                                      635,444,102
Other assets less liabilities--(12.5%)                                     (70,398,190)
                                                                       ---------------
NET ASSETS--100.0%                                                     $   565,045,912
                                                                       ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
*    Non-incomeproducing security.
+    Represents collateral received from securities lending transactions.
^    Fund has securities on loan. See Note 6.

                 See accompanying notes to financial statements.

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--96.2%
----------------------------------------------------------------------------------
ADVERTISING--0.4%
  Interpublic Group, Inc.                                   42,200   $     594,176
  Omnicom Group                                             12,000         775,200
* TMP Worldwide, Inc.                                       63,600         719,316
                                                                     -------------
                                                                         2,088,692
                                                                     -------------

AEROSPACE & DEFENSE--0.0%
  Raytheon Company                                           7,400         227,550
                                                                     -------------
AIRLINES--0.4%
  Southwest Airlines, Inc.                                 140,300       1,950,170
                                                                     -------------
AUTOMOTIVE--0.1%
* Navistar International
   Corporation                                              22,800         554,268
                                                                     -------------
BANKING--11.6%
  Bank of America
   Corporation                                             109,400       7,610,958
  Bank of New York
   Company, Inc.                                            28,000         670,880
  Bank One Corporation                                     120,700       4,411,585
  Citigroup, Inc.                                          391,112      13,763,231
  Comerica, Inc.                                            36,800       1,591,232
  Fifth Third Bancorp                                       15,350         898,742
  Golden West Financial
   Corporation                                               1,700         122,077
  Household International,
   Inc.                                                     23,000         639,630
  J.P. Morgan Chase &
   Company                                                 117,000       2,808,000
  Mellon Financial
   Corporation                                              70,000       1,827,700
  National City Corporation                                143,300       3,914,956
  Northern Trust Corporation                                14,000         490,700
  PNC Financial Services
   Group                                                    32,900       1,378,510
  State Street Corporation                                  50,000       1,950,000
  U.S. Bancorp                                              50,000       1,061,000
  Washington Mutual, Inc.                                  278,000       9,599,340
  Wells Fargo & Company                                    154,300       7,232,041
                                                                     -------------
                                                                        59,970,582
                                                                     -------------
BEVERAGES, FOOD & TOBACCO--3.2%
  Anheuser Busch
   Companies, Inc.                                          18,984         918,826
  Campbell Soup Company                                     55,900       1,311,973
  Coca Cola Company                                         55,000       2,410,100
* Del Monte Foods Company                                    6,252          48,140
  General Mills, Inc.                                       20,000         939,000
  Heinz HJ Company                                          14,000         460,180
  Kellogg Company                                           52,000       1,782,040
  Kraft Foods, Inc. Class A                                  8,600         334,798
  Pepsico, Inc.                                            115,200       4,863,744
  Philip Morris Companies,
   Inc.                                                     81,503       3,303,317
                                                                     -------------
                                                                        16,372,118
                                                                     -------------
BUILDING MATERIALS--1.0%
  Home Depot, Inc.                                          86,000       2,060,560
  Lowe's Companies, Inc.                                    78,700       2,951,250
                                                                     -------------
                                                                         5,011,810
                                                                     -------------
CHEMICALS--1.8%
  Air Products & Chemicals,
   Inc.                                                     35,300       1,509,075
  Dow Chemicals Company                                     62,300       1,850,310
  Du Pont (E.I.) de Nemours                                125,600       5,325,440
  NOVA Chemicals
   Corporation (Canada)                                     24,800   $     453,840
                                                                     -------------
                                                                         9,138,665
                                                                     -------------
COMMERCIAL SERVICES--1.6%
* Concord EFS, Inc.                                        143,800       2,263,412
  Fluor Corporation                                         48,100       1,346,800
  Monsanto Company                                          50,806         978,015
  Paychex, Inc.                                             30,000         837,000
* Quintiles Transnational
   Corporation                                              33,400         404,140
* Republic Services, Inc.                                   82,400       1,728,752
* Robert Half International,
   Inc.                                                     42,300         681,453
                                                                     -------------
                                                                         8,239,572
                                                                     -------------
COMPUTER SOFTWARE & PROCESSING--3.7%
  Adobe Systems, Inc.                                       30,000         744,030
  Automatic Data Processing,
   Inc.                                                     40,000       1,570,000
* Cadence Design Systems,
   Inc.                                                     39,100         460,989
* CheckFree Corporation                                     63,500       1,016,064
  First Data Corporation                                    88,000       3,116,080
* Fiserv, Inc.                                              20,000         679,000
* Macromedia, Inc.                                          22,900         243,885
* Microsoft Corporation                                    183,400       9,481,780
* Oracle Corporation                                        65,000         702,000
* Veritas Software
   Corporation                                              72,400       1,130,888
                                                                     -------------
                                                                        19,144,716
                                                                     -------------
COMPUTERS & INFORMATION--4.3%
* Cisco Systems, Inc.                                      439,000       5,750,900
* Dell Computer Corporation                                 70,000       1,871,800
  Hewlett-Packard Company                                  144,373       2,506,315
  Intel Corporation                                        336,400       5,237,748
  International Business
   Machines Corporation                                     29,300       2,270,750
* Lexmark International
   Group, Inc.                                              20,000       1,210,000
* Micron Technology, Inc.                                  159,100       1,549,634
* Sabre Holdings
   Corporation                                              34,100         617,551
* Seagate Technology
   (Cayman Islands)                                         11,500         123,395
  Thomson Corporation
   (Canada)                                                  9,300         248,589
* Verisign, Inc.                                           108,500         870,170
                                                                     -------------
                                                                        22,256,852
                                                                     -------------
COSMETICS & PERSONAL CARE--0.8%
  Avon Products, Inc.                                        7,500         404,025
  Colgate-Palmolive
   Company                                                  22,000       1,153,460
  Estee Lauder Companies
   Class A                                                  25,200         665,280
  Procter & Gamble
   Company                                                  22,000       1,890,680
                                                                     -------------
                                                                         4,113,445
                                                                     -------------
DIVERSIFIED--2.6%
  3M Company                                                 7,000         863,100
* Berkshire Hathaway, Inc.
   Class A                                                      38       2,764,500
  General Electric Company                                 286,600       6,978,710
  Tyco International Ltd.                                  176,700       3,018,036
                                                                     -------------
                                                                        13,624,346
                                                                     -------------

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
EDUCATION--0.2%
* Apollo Group, Inc. Class A                                20,000   $     880,000
                                                                     -------------
ELECTRIC UTILITIES--1.6%
  Dominion Resources, Inc.                                  31,750       1,743,075
  Exelon Corporation                                        74,400       3,926,088
  Pinnacle West Capital
   Corporation                                              10,900         371,581
  Progress Energy, Inc.                                     53,900       2,336,565
                                                                     -------------
                                                                         8,377,309
                                                                     -------------
ELECTRONICS--4.9%
* Agere Systems, Inc.
   Class A                                                 148,000         213,120
* Agilent Technologies, Inc.                               105,614       1,896,827
* Altera Corporation                                       140,400       1,731,132
* Analog Devices, Inc.                                      55,000       1,312,850
* Applied Micro Circuits
   Corporation                                              98,600         363,834
* Broadcom Corporation
   Class A                                                  20,500         308,730
  Emerson Electric Company                                  60,300       3,066,255
* General Motors
   Corporation Class H                                      50,200         537,140
  Linear Technology
   Corporation                                              26,600         684,152
  Maxim Integrated Products,
   Inc.                                                     82,000       2,709,280
* Novellus System, Inc.                                     15,400         432,432
* PMC-Sierra, Inc.                                          66,100         367,516
* Polycom, Inc.                                             52,500         499,800
* Qualcomm, Inc.                                            99,000       3,602,610
  Sony Corporation ADR
   (Japan)                                                   6,000         247,860
* Teradyne, Inc.                                           285,800       3,718,258
  Texas Instruments, Inc.                                   65,000         975,650
* Xilinx, Inc.                                             113,800       2,344,280
                                                                     -------------
                                                                        25,011,726
                                                                     -------------
ENTERTAINMENT & LEISURE--0.8%
  Carnival Corporation                                      73,900       1,843,805
  Hasbro, Inc.                                              22,100         255,255
  Walt Disney Company                                      132,200       2,156,182
                                                                     -------------
                                                                         4,255,242
                                                                     -------------
FINANCIAL SERVICES--5.9%
  American Express
   Company                                                  20,000         707,000
* AmeriCredit Corporation                                   71,600         554,184
  Charles Schwab
   Corporation                                              40,000         434,000
  Federal Home Loan
   Mortgage Corporation                                     89,000       5,255,450
  Federal National Mortgage
   Association                                             124,800       8,028,384
  Franklin Resources, Inc.                                  10,000         340,800
  Goldman Sachs Group,
   Inc. (The)                                               76,600       5,216,460
* Indymac Mortgage
   Holdings                                                 34,500         637,905
  Legg Mason, Inc.                                          19,000         922,260
  Merrill Lynch & Company,
   Inc.                                                     20,000         759,000
  Morgan Stanley Dean
   Witter & Company                                         30,000       1,197,600
  SLM Corporation                                           61,800       6,418,548
                                                                     -------------
                                                                        30,471,591
                                                                     -------------
FOREST PRODUCTS & PAPER--1.1%
  Bowater, Inc.                                             22,200   $     931,290
  Kimberly-Clark Corporation                                36,600       1,737,402
  Weyerhauser Company                                       56,100       2,760,681
                                                                     -------------
                                                                         5,429,373
                                                                     -------------
HEALTH CARE PROVIDERS--1.3%
  HCA, Inc.                                                 30,000       1,245,000
* Lincare Holdings, Inc.                                    21,600         682,992
  UnitedHealth Group, Inc.                                  55,000       4,592,500
                                                                     -------------
                                                                         6,520,492
                                                                     -------------
HEAVY MACHINERY--4.1%
* American Standard
   Companies, Inc.                                          14,800       1,052,872
* Applied Materials, Inc.                                  408,900       5,327,967
  Baker Hughes, Inc.                                       125,100       4,026,969
  Caterpillar, Inc.                                         52,300       2,391,156
  Dover Corporation                                         14,600         425,736
  Ingersoll-Rand Company
   Class A                                                  17,300         744,938
  Stanley Works                                            132,000       4,564,560
  United Technologies
   Corporation                                              38,700       2,397,078
                                                                     -------------
                                                                        20,931,276
                                                                     -------------
HOUSEHOLD PRODUCTS--0.6%
  Illinois Tool Works, Inc.                                 45,900       2,977,074
                                                                     -------------
INSURANCE--5.0%
  ACE Ltd. (Bermuda)                                        76,800       2,253,312
  American International
   Group, Inc.                                              68,000       3,933,800
  Chubb Corporation                                         34,100       1,780,020
  Cigna Corporation                                         32,300       1,328,176
  Hartford Financial Services
   Group                                                    90,400       4,106,872
  Marsh & McLennan
   Companies, Inc.                                          59,300       2,740,253
  PMI Group, Inc.                                           29,200         877,168
  PartnerRe Ltd. (Bermuda)                                  15,300         792,846
  St. Paul Companies, Inc.                                  47,300       1,610,565
  Stancorp Financial Group,
   Inc.                                                     42,000       2,051,700
* Travelers Property Casualty
   Corporation Class A                                      70,000       1,025,500
* Travelers Property Casualty
   Corporation Class B                                           4              59
* WellChoice, Inc.                                           2,400          57,480
* Wellpoint Health Networks                                 20,000       1,423,200
  XL Capital Ltd. Class A
   (Bermuda)                                                24,300       1,877,175
                                                                     -------------
                                                                        25,858,126
                                                                     -------------
LODGING--0.1%
  Starwood Hotels & Resorts
   Worldwide, Inc.                                          21,400         508,036
                                                                     -------------
MEDIA--BROADCASTING & PUBLISHING--5.8%
* AOL Time Warner, Inc.                                    534,000       6,995,400
* Cablevision Systems
   Corporation                                             164,081       2,746,716
* Clear Channel
   Communications                                           70,000       2,610,300
* Comcast Corporation
   Special Class A                                         330,400       7,463,736
* Comcast Corporation
   Class A                                                   2,200          51,854
* Cox Communications, Inc.
   Class A                                                  40,300       1,144,520

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
* Entercom Communications
   Corporation                                               2,300   $     107,916
  Knight Ridder, Inc.                                        7,300         461,725
* Liberty Media Corporation
   Class A                                                 114,088       1,019,947
* Radio One, Inc.                                            5,600          80,808
* USA Interactive, Inc.                                    126,200       2,892,504
* Viacom, Inc. Class B                                     104,800       4,271,648
  Vivendi Universal SA ADR
   (France)                                                 13,700         220,159
                                                                     -------------
                                                                        30,067,233
                                                                     -------------

MEDICAL EQUIPMENT & SUPPLIES--4.6%
  Allergan, Inc.                                            80,900       4,661,458
  Applied Biosystems
   Group-Applera
   Corporation                                              92,600       1,624,204
  Bard C.R., Inc.                                           27,200       1,577,600
  Baxter International, Inc.                                30,000         840,000
  Beckman Coulter, Inc.                                     70,700       2,087,064
  Becton Dickinson &
   Company                                                  39,000       1,196,910
  Biomet, Inc.                                              20,000         573,200
* Credence Systems
   Corporation                                              20,900         194,997
* Guidant Corporation                                       42,777       1,319,670
  Johnson & Johnson                                         75,000       4,028,250
* KLA-Tencor Corporation                                    83,200       2,942,784
  Medtronics, Inc.                                          58,600       2,672,160
                                                                     -------------
                                                                        23,718,297
                                                                     -------------
METALS & MINING--1.6%
  Alcoa, Inc.                                               77,300       1,760,894
  Danaher Corporation                                       50,000       3,285,000
  Newmont Mining
   Corporation                                              20,400         592,212
  Nucor Corporation                                         60,700       2,506,910
                                                                     -------------
                                                                         8,145,016
                                                                     -------------
OIL & GAS--8.1%
  Ashland, Inc.                                             85,600       2,442,168
* BJ Services Company                                       38,000       1,227,780
  ChevronTexaco
   Corporation                                              62,900       4,181,592
  El Paso Corporation                                       99,500         692,520
  Exxon Mobil Corporation                                  413,100      14,433,714
  Global Santa Fe
   Corporation                                             122,200       2,971,904
* Kinder Morgan
   Management LLC                                           37,571       1,186,868
  Kinder Morgan, Inc.                                           26           1,099
  National Fuel Gas
   Company                                                  81,600       1,691,568
  Royal Dutch Petroleum
   Company NY Shares
   (Netherlands)                                            45,900       2,020,518
  Schlumberger Ltd.                                         62,200       2,617,998
  Shell Transport & Trading
   Company ADR
   (United Kingdom)                                         69,900       2,720,508
* Smith International, Inc.                                 25,000         815,500
  Transocean, Inc.                                          20,700         480,240
  Unocal Corporation                                        84,800       2,593,184
* Weatherford International
   Ltd.                                                     33,900       1,353,627
  Williams Companies, Inc.                                 109,300         295,110
                                                                     -------------
                                                                        41,725,898
                                                                     -------------
PHARMACEUTICALS--8.4%
  Abbott Laboratories                                       46,000   $   1,840,000
  AmerisourceBergen
   Corporation                                              11,000         597,410
* Amgen, Inc.                                               30,000       1,450,200
  AstraZeneca Group
   PLC ADR
   (United Kingdom)                                        160,700       5,638,963
  Bristol-Myers Squibb
   Company                                                  10,000         231,500
  Cardinal Health, Inc.                                     22,000       1,302,180
  Eli Lilly & Company                                       42,300       2,686,050
* Forest Laboratories, Inc.                                 61,700       6,060,174
* Genentech, Inc.                                           11,300         374,708
* IDEC Pharmaceuticals
   Corporation                                              19,000         630,230
* MedImmune, Inc.                                           16,000         434,720
  Merck & Company, Inc.                                      1,000          56,610
* Millennium
   Pharmaceuticals, Inc.                                    23,600         187,384
  Pfizer, Inc.                                             443,400      13,554,738
  Pharmacia Corporation                                     77,490       3,239,082
  Schering-Plough
   Corporation                                             111,400       2,473,080
  Wyeth                                                     75,000       2,805,000
                                                                     -------------
                                                                        43,562,029
                                                                     -------------
REAL ESTATE--0.2%
  Archstone-Smith Trust REIT                                40,800         960,432
                                                                     -------------
RESTAURANTS--0.4%
  McDonald's Corporation                                   114,800       1,845,984
                                                                     -------------
RETAILERS--3.4%
* Amazon.com, Inc.                                          35,000         661,150
* AutoNation, Inc.                                         155,100       1,948,056
* Best Buy Company, Inc.                                    22,000         531,300
  CVS Corporation                                           87,600       2,187,372
  Dollar General Corporation                                41,900         500,705
* Ebay, Inc.                                                28,900       1,959,998
  Family Dollar Stores, Inc.                                26,300         820,823
* Kohls Corporation                                         20,000       1,119,000
  May Department Stores
   Company                                                  23,500         540,030
  RadioShack Corporation                                    25,500         477,870
  Target Corporation                                        55,000       1,650,000
  Walgreen Company                                          20,000         583,800
  Wal-Mart Stores, Inc.                                     81,000       4,091,310
* Williams-Sonoma, Inc.                                     26,200         711,330
                                                                     -------------
                                                                        17,782,744
                                                                     -------------
TELECOMMUNICATIONS--5.4%
* Amdocs Ltd.                                               41,700         409,494
  AT&T Corporation                                         132,280       3,453,831
  BellSouth Corporation                                    140,700       3,639,909
  Nokia Corporation ADR
   (Finland)                                                70,000       1,085,000
  SBC Communications, Inc.                                 268,100       7,268,191
  Sprint Corporation
   (FON Group)                                             287,500       4,163,000
* Sprint Corporation
   (PCS Group)                                             482,700       2,114,226
  Verizon Communications                                    96,100       3,723,875
  Vodafone Group PLC ADR
   (United Kingdom)                                        115,000       2,083,800
                                                                     -------------
                                                                        27,941,326
                                                                     -------------
TEXTILES, CLOTHING & FABRICS--0.4%
  Nike, Inc. Class B                                        49,700       2,210,159
                                                                     -------------

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
TRANSPORTATION--0.3%
  Canadian National Railway
   Company (Canada)                                          7,000   $     290,920
  United Parcel Service, Inc.
   Class B                                                  20,000       1,261,600
                                                                     -------------
                                                                         1,552,520
                                                                     -------------
UTILITIES--0.5%
* AES Corporation                                          206,800         624,536
  Duke Energy Corporation                                   26,400         515,856
  NiSource, Inc.                                            22,400         448,000
  Scana Corporation                                         26,300         814,248
                                                                     -------------
                                                                         2,402,640
                                                                     -------------
TOTAL COMMON STOCKS
  (Cost $564,953,088)                                                  495,827,309
                                                                     -------------
----------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
----------------------------------------------------------------------------------
AUTOMOTIVE--0.1%
  Ford Capital Trust II,
   6.50% Conv Pfd
  (Cost $753,348)                                           14,700         600,495
                                                                     -------------

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.2%
----------------------------------------------------------------------------------
RETAILERS--0.1%
  Amazon.com, Inc.
   4.750%    02/01/2009                              $   1,100,000         812,625
                                                                     -------------
TELECOMMUNICATIONS--0.1%
  Nextel Communications,
   Inc.
   4.750%    07/01/2007                                    551,000         462,151
                                                                     -------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $1,128,824)                                                       1,274,776
                                                                     -------------
----------------------------------------------------------------------------------
COMMERCIAL PAPER--1.1%
----------------------------------------------------------------------------------
BEVERAGES, FOOD & TOBACCO--0.2%
  Coca Cola Company
   1.300%    01/17/2003                                  1,100,000       1,099,365
                                                                     -------------
FINANCIAL SERVICES--0.9%
  Asset Portfolio Funding
   Corporation
   1.320%    01/23/2003                                  1,000,000         999,193
  CBA Finance, Inc.
   1.300%    03/05/2003                                    502,000         500,858
  CDC Commercial Paper
   Corporation
   1.310%    01/23/2003                                  2,000,000       1,998,399
  Falcon Asset Securitization
   Corporation
   1.350%    01/23/2003                                  1,000,000         999,175
                                                                     -------------
                                                                         4,497,625
                                                                     -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,596,990)                                                      5,596,990
                                                                     -------------
----------------------------------------------------------------------------------
CASH EQUIVALENTS--7.6%
----------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.5%
+ Dreyfus Cash Management Plus Fund
  1.358%     01/02/2003                              $     654,007   $     654,007
+ Merrimac Cash Fund--Premium Class
  1.422%     01/02/2003                                  2,158,222       2,158,222
                                                                     -------------
                                                                         2,812,229
                                                                     -------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--1.1%
+ Bank of Montreal
  1.320%     01/30/2003                                  1,266,142       1,266,142
+ BNP Paribas
  1.320%     02/07/2003                                  3,073,832       3,073,832
+ Royal Bank of Scotland PLC
  1.780%     01/21/2003                                    784,808         784,808
+ Royal Bank of Scotland PLC
  1.330%     01/15/2003                                    392,404         392,404
                                                                     -------------
                                                                         5,517,186
                                                                     -------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--6.0%
+ Canadian Imperial Bank of Commerce
  1.225%     05/19/2003                                  1,635,017       1,635,017
+ Comerica Bank
  1.400%     11/19/2003                                    654,007         654,007
+ Credit Suisse First Boston Corporation
  1.353%     01/02/2003                                  6,540,068       6,540,068
+ Falcon Asset Securitization Corp.
  1.353%     02/03/2003                                    654,007         654,007
+ Galaxy Funding
  1.353%     02/07/2003                                    457,805         457,805
+ Goldman Sachs Group, Inc.
  1.433%     01/03/2003                                  1,962,020       1,962,020
+ Goldman Sachs Group, Inc.
  1.410%     02/03/2003                                  1,308,014       1,308,014
+ Goldman Sachs Group, Inc.
  1.320%     03/21/2003                                  1,635,017       1,635,017
+ Honda Motor Company Ltd.
  1.414%     04/08/2003                                  2,943,031       2,943,031
+ Jupiter Securitization Corp.
  1.323%     01/17/2003                                  1,635,017       1,635,017
+ Merrill Lynch & Company
  1.340%     04/16/2003                                    327,003         327,003
+ Merrill Lynch & Company
  1.325%     11/26/2003                                    654,007         654,007
+ Morgan Stanley Dean Witter &
   Company
  1.393%     05/07/2003                                  1,635,017       1,635,017
+ Morgan Stanley Dean Witter &
   Company
  1.363%     03/25/2003                                  3,270,034       3,270,034
+ Morgan Stanley Dean Witter &
   Company
  1.363%     09/26/2003                                    327,003         327,003
+ National City Corporation
  1.245%     01/23/2003                                    981,010         981,010
+ Parkland (USA) LLC
  1.410%     11/26/2003                                    654,007         654,007
+ Prefco
  1.353%     01/24/2003                                  2,289,024       2,289,024

   COUPON     MATURITY
    RATE        DATE                                          FACE           VALUE
----------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
----------------------------------------------------------------------------------
+ Prefco
  1.313%     01/06/2003                              $   1,308,014   $   1,308,014
                                                                     -------------
                                                                        30,869,122
                                                                     -------------
TOTAL CASH EQUIVALENTS
  (Cost $39,198,537)                                                    39,198,537
                                                                     -------------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.0%
----------------------------------------------------------------------------------
IBT Repurchase Agreement dated 12/31/2002 due
  01/02/2003, with a maturity value of $10,408,612
  and an effective yield of 1.00% collateralized
  by U.S. Government Obligations with rates
  ranging from 3.56% to 5.97%, maturity dates from
  08/15/2008 to 08/01/2030 and an aggregate market
  value of $10,928,597.                              $  10,408,034      10,408,034
                                                                     -------------
TOTAL INVESTMENTS^--107.2%
  (Cost $622,038,821)                                                  552,906,141
Other assets less liabilities--(7.2%)                                  (37,309,546)
                                                                     -------------
NET ASSETS--100.0%                                                   $ 515,596,595
                                                                     =============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Represents collateral received from securities lending transactions.
^    Fund has securities on loan. See Note 6.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT GROWTH FUND

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--97.4%
----------------------------------------------------------------------------------
ADVERTISING--0.3%
*  DST Systems, Inc.                                       125,200   $   4,450,860
   Interpublic Group, Inc.                                   3,563          50,167
   Omnicom Group                                            30,508       1,970,817
*  TMP Worldwide, Inc.                                      19,042         215,365
                                                                     -------------
                                                                         6,687,209
                                                                     -------------
AEROSPACE & DEFENSE--0.4%
   Boeing Company                                            7,568         249,668
   General Dynamics
    Corporation                                              1,819         144,374
   Honeywell International,
    Inc.                                                     7,423         178,152
   Lockheed Martin
    Corporation                                            114,512       6,613,068
   Northrop Grumman
    Corporation                                              1,646         159,662
   Raytheon Company                                          3,685         113,314
   Rockwell Collins, Inc.                                    1,451          33,750
   Textron, Inc.                                             1,266          54,425
*  United Defense Industries,
    Inc.                                                     6,200         144,460
                                                                     -------------
                                                                         7,690,873
                                                                     -------------
AIRLINES--0.1%
*  AMR Corporation                                           1,211           7,993
*  Alaska Air Group, Inc.                                    7,000         151,550
   Delta Air Lines, Inc.                                       969          11,725
   Southwest Airlines, Inc.                                108,146       1,503,229
                                                                     -------------
                                                                         1,674,497
                                                                     -------------
APPAREL RETAILERS--0.0%
*  Urban Outfitters, Inc.                                   15,900         374,763
                                                                     -------------
AUTOMOTIVE--1.4%
*  Carmax, Inc.                                              9,600         171,648
   Coachmen Industries, Inc.                                72,900       1,151,820
   Cooper Tire & Rubber
    Company                                                    567           8,698
   Dana Corporation                                          1,117          13,136
   Delphi Corporation                                        5,188          41,763
   Ford Motor Company                                       16,596         154,343
   General Motors
    Corporation                                              5,062         186,585
   Genuine Parts Company                                    78,212       2,408,930
   Goodyear Tire & Rubber
    Company                                                  1,238           8,431
   Harley-Davidson, Inc.                                    97,744       4,515,773
   ITT Industries, Inc.                                        847          51,404
   Johnson Controls, Inc.                                      814          65,258
*  Monaco Coach Corporation                                 40,900         676,895
*  Navistar International
    Corporation                                                432          10,502
   Thor Industries, Inc.                                   327,680      11,282,022
   Visteon Corporation                                       1,021           7,106
   Winnebago Industries,
    Inc.                                                   193,500       7,591,005
                                                                     -------------
                                                                        28,345,319
                                                                     -------------
BANKING--4.5%
   Amsouth Bancorp                                           3,261          62,611
   BB&T Corporation                                          4,331         160,204
   Bank of America
    Corporation                                             13,433         934,534
   Bank of New York
    Company, Inc.                                            6,570         157,417
   Bank One Corporation                                     10,476         382,898
   Capital One Financial
    Corporation                                              2,037   $      60,540
   Charter One Financial,
    Inc.                                                     2,077          59,672
   Citigroup, Inc.                                         429,801      15,124,697
   Comerica, Inc.                                            1,599          69,141
   CPB, Inc.                                                   400          10,980
   Fifth Third Bancorp                                     134,303       7,863,441
   First Tennessee National
    Corporation                                              1,166          41,906
   Fleet Boston Financial
    Corporation                                              9,466         230,024
   Golden West Financial
    Corporation                                              1,395         100,175
   Household International,
    Inc.                                                     4,296         119,472
   Huntington Bancshares,
    Inc.                                                     1,886          35,287
   J.P. Morgan Chase &
    Company                                                 17,952         430,848
   KeyCorp                                                   3,866          97,191
   MBNA Corporation                                         11,527         219,244
   Marshall & Ilsley
    Corporation                                              2,010          55,034
   Mellon Financial
    Corporation                                              3,918         102,299
   National City Corporation                                 5,537         151,271
   North Fork
    Bancorporation, Inc.                                     1,491          50,306
   Northern Trust
    Corporation                                             29,621       1,038,216
   PNC Financial Services
    Group                                                    2,580         108,102
   Regions Financial
    Corporation                                              2,026          67,587
   Safeco Corporation                                        1,112          38,553
   Southtrust Corporation                                    3,167          78,700
   State Street Corporation                                172,644       6,733,116
   Suntrust Banks, Inc.                                      2,568         146,171
   Synovus Financial
    Corporation                                             80,463       1,560,982
   U.S. Bancorp                                             17,235         365,727
   Union Planters
    Corporation                                              1,827          51,412
   Wachovia Corporation                                     12,230         445,661
   Washington Mutual, Inc.                                   8,525         294,368
   Wells Fargo & Company                                 1,168,493      54,767,267
   Zions Bancorporation                                        730          28,725
                                                                     -------------
                                                                        92,243,779
                                                                     -------------
BEVERAGES, FOOD & TOBACCO--5 4%
   Adolph Coor Company
    Class B                                                    283          17,334
   Anheuser Busch
    Companies, Inc.                                        955,400      46,241,360
   Archer-Daniels-Midland
    Company                                                  5,915          73,346
   Brown Forman
    Corporation Class B                                     71,535       4,675,528
   Campbell Soup Company                                     3,735          87,660
   Coca Cola Company                                        22,249         974,951
   Coca Cola Enterprises,
    Inc.                                                     4,095          88,943
   Conagra, Inc.                                             4,870         121,799
*  Constellation Brands, Inc.                              126,000       2,987,460
*  Del Monte Foods
    Company                                                194,226       1,495,540
   Fresh Del Monte Produce,
    Inc. (Cayman Islands)                                   20,300         383,873

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
   General Mills, Inc.                                       3,328   $     156,250
   Heinz HJ Company                                        438,090      14,400,018
   Hershey Foods Corporation                                 1,242          83,760
   Kellogg Company                                           3,701         126,833
   Kraft Foods, Inc. Class A                               179,300       6,980,149
*  Kroger Company                                            7,025         108,536
   McCormick & Company, Inc.                                 7,600         176,320
   Pepsi Bottling Group, Inc.
    (The)                                                    2,570          66,049
   Pepsico, Inc.                                           693,011      29,258,924
   Philip Morris Companies,
    Inc.                                                    18,572         752,723
   Pilgrims Pride Corporation,
    Class B                                                    400           3,280
   R.J. Reynolds Tobacco
    Holdings, Inc.                                             668          28,129
   Riviana Foods, Inc.                                         200           5,404
   Sara Lee Corporation                                      7,053         158,763
   Supervalu, Inc.                                           1,065          17,583
   Sysco Corporation                                         5,935         176,804
   Tootsie Roll Industries, Inc.                            14,400         441,792
   UST, Inc.                                                 1,351          45,164
   WM Wrigley Jr. Company                                   14,546         798,284
                                                                     -------------
                                                                       110,932,559
                                                                     -------------
BIO-TECHNOLOGY--0.0%
*  Chiron Corporation                                        1,724          64,822
                                                                     -------------
BUILDING MATERIALS--3.0%
   Fastenal Company                                        329,100      12,305,049
   Florida Rock Industries                                   3,400         129,370
   Home Depot, Inc.                                        954,303      22,865,100
*  Ingram Micro, Inc.                                       26,000         321,100
*  Louisiana Pacific
    Corporation                                                757           6,101
   Lowe's Companies, Inc.                                  690,533      25,894,987
*  Trex Company, Inc.                                        3,900         137,670
   Vulcan Materials Company                                    785          29,437
                                                                     -------------
                                                                        61,688,814
                                                                     -------------
CHEMICALS--0.5%
   Air Products & Chemicals,
    Inc.                                                     2,070          88,493
   Avery-Dennison
    Corporation                                            116,609       7,122,478
   BF Goodrich Company                                         833          15,261
*  Cabot Microelectronics
    Corporation                                             29,900       1,411,280
   Clorox Company                                            2,007          82,789
   Dow Chemicals Company                                    15,815         469,706
   Du Pont (E.I.) de Nemours                                 8,937         378,929
   Eastman Chemical
    Company                                                    591          21,731
   Engelhard Corporation                                       992          22,171
   Great Lakes Chemical
    Corporation                                                378           9,027
*  Hercules, Inc.                                              841           7,401
   International Flavors &
    Fragrances                                               7,766         272,587
   Praxair, Inc.                                             1,474          85,153
   Rohm & Haas Company                                       2,027          65,837
   Tupperware Corporation                                      470           7,088
                                                                     -------------
                                                                        10,059,931
                                                                     -------------
COMMERCIAL SERVICES--3.2%
*  Allied Waste Industries,
    Inc.                                                     1,509          15,090
   Angelica Corporation                                      6,000         123,900
*  BISYS Group, Inc.                                       133,000   $   2,114,700
*  Cendant Corporation                                       9,425          98,774
   Cintas Corporation                                      342,457      15,667,408
*  Concord EFS, Inc.                                       854,252      13,445,926
*  Convergys Corporation                                     1,380          20,907
   Deluxe Corporation                                          460          19,366
   Equifax, Inc.                                           162,837       3,768,048
   Fluor Corporation                                           639          17,892
   G&K Services, Inc.                                        7,400         261,967
   Halliburton Company                                       3,990          74,653
*  Hewitt Associates, Inc.,
    Class A                                                  2,000          63,380
*  Hotels.com Class A                                       14,800         808,524
   John H. Harland Company                                 113,500       2,511,755
   Landauer, Inc.                                           16,400         569,900
   Monsanto Company                                          2,419          46,566
   Moore Corporation, Ltd.
    (Canada)                                                 5,600          50,664
   Paychex, Inc.                                           631,073      17,606,937
*  Quintiles Transnational
    Corporation                                                890          10,769
*  Republic Services, Inc.                                  15,700         329,386
*  Right Management
    Consultants, Inc.                                        2,150          28,488
*  Robert Half International,
    Inc.                                                   462,227       7,446,477
   Rollins, Inc.                                             1,600          40,720
   RR Donnelley & Sons
    Company                                                    837          18,221
   Ryder System, Inc.                                          479          10,749
*  Startek, Inc.                                               600          16,560
   UniFirst Corporation                                      3,600          72,720
   Waste Management, Inc.                                    5,518         126,473
                                                                     -------------
                                                                        65,386,920
                                                                     -------------
COMMUNICATIONS--0.7%
*  ADC Telecommunications,
    Inc.                                                    81,584         170,511
*  Advanced Fibre
    Communications, Inc.                                    18,800         313,584
*  Andrew Corporation                                    1,001,303      10,293,395
*  Avaya, Inc.                                               2,816           6,899
*  JDS Uniphase Corporation                                 10,494          25,920
*  Network Appliance, Inc.                                   2,601          26,010
*  Nextel Communications,
    Inc. Class A                                            83,451         963,859
*  Plantronics, Inc.                                       144,500       2,186,285
   Scientific Atlanta, Inc.                                  1,200          14,232
*  Tellabs, Inc.                                             3,194          23,220
                                                                     -------------
                                                                        14,023,915
                                                                     -------------
COMPUTER SOFTWARE & PROCESSING--9.1%
*  Acxiom Corporation                                       27,600         424,488
   Adobe Systems, Inc.                                      23,775         589,644
   Autodesk, Inc.                                              896          12,813
   Automatic Data Processing,
    Inc.                                                   685,604      26,909,957
*  BMC Software, Inc.                                       32,426         554,809
*  Cadence Design Systems,
    Inc.                                                   546,200       6,439,698
*  Cerner Corporation                                      128,200       4,007,532
*  ChoicePoint, Inc.                                        25,800       1,018,842
*  Citrix Systems, Inc.                                      1,352          16,657
*  Cognizant Technology
    Solutions Corporation                                    7,800         563,394
   Computer Associates
    International, Inc.                                    225,647       3,046,235
*  Compuware Corporation                                     2,897          13,906
*  Electronic Arts, Inc.                                    97,894       4,872,184

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
   Electronic Data Systems
    Corporation                                              4,350   $      80,171
   First Data Corporation                                  818,581      28,985,953
*  Fiserv, Inc.                                            678,157      23,023,430
*  Intuit, Inc.                                            159,870       7,501,100
   Jack Henry & Associates,
    Inc.                                                   123,600       1,488,144
*  Mentor Graphics
    Corporation                                            207,100       1,627,806
*  Mercury Interactive
    Corporation                                                668          19,806
*  Microsoft Corporation                                 1,194,223      61,741,329
*  NCR Corporation                                             796          18,897
*  Novell, Inc.                                              2,834           9,466
*  NVIDIA Corporation                                        1,206          13,881
*  Oracle Corporation                                       48,130         519,804
*  Parametric Technology
    Corporation                                              2,014           5,075
*  PeopleSoft, Inc.                                          2,880          52,704
*  RSA Security, Inc.                                        7,800          46,722
*  RealNetworks, Inc.                                      358,400       1,365,504
*  Siebel Systems, Inc.                                      3,665          27,121
*  Sun Microsystems, Inc.                                   28,358          88,193
*  Sungard Data Systems,
    Inc.                                                   220,399       5,192,600
*  Symantec Corporation                                    113,000       4,577,630
*  Unisys Corporation                                        2,507          24,819
*  Veritas Software
    Corporation                                            227,476       3,553,175
*  WatchGuard Technologies,
    Inc.                                                     1,500           9,572
                                                                     -------------
                                                                       188,443,061
                                                                     -------------
COMPUTERS & INFORMATION--8.6%
*  Apple Computer, Inc.                                      3,319          47,561
*  Cisco Systems, Inc.                                   2,259,057      29,593,647
*  Computer Sciences
    Corporation                                              1,581          54,465
*  Comverse Technology,
    Inc.                                                    24,726         247,755
*  Dell Computer
    Corporation                                            659,162      17,625,992
   Diebold, Inc.                                             8,500         350,370
*  EMC Corporation                                       1,266,654       7,777,256
*  Emulex Corporation                                      934,100      17,327,555
*  Foundry Networks, Inc.                                   42,700         300,608
*  Gateway, Inc.                                             2,447           7,684
   Hewlett-Packard
    Company                                                 27,426         476,115
   IMS Health, Inc.                                        515,411       8,246,576
   Intel Corporation                                     1,775,756      27,648,521
   International Business
    Machines Corporation                                   575,964      44,637,210
*  International Game
    Technology                                             177,696      13,490,680
*  Jabil Circuit, Inc.                                     239,318       4,288,579
*  Juniper Networks, Inc.                                    7,800          53,040
*  Lexmark International
    Group, Inc.                                              1,152          69,696
*  Micron Technology, Inc.                                 272,063       2,649,894
*  Paxar Corporation                                        41,300         609,175
   Pitney Bowes, Inc.                                        2,164          70,676
*  Rational Software
    Corporation                                              1,464          15,211
*  Sabre Holdings
    Corporation                                              1,074          19,450
   Symbol Technologies, Inc.                                 1,744   $      14,336
*  Yahoo!, Inc.                                            106,283       1,737,727
                                                                     -------------
                                                                       177,359,779
                                                                     -------------
CONSTRUCTION--0.2%
   Centex Corporation                                          500          25,100
*  Clayton Homes, Inc.                                     269,100       3,277,638
*  Dycom Industries, Inc.                                   11,100         147,075
   KB Home                                                     384          16,454
*  McDermott International,
    Inc.                                                       445           1,949
   Pulte Corporation                                           441          21,111
                                                                     -------------
                                                                         3,489,327
                                                                     -------------
CONTAINERS & PACKAGING--0.1%
   Ball Corporation                                            470          24,059
   Bemis Company                                               407          20,199
*  Crown Cork & Seal
    Company, Inc.                                          129,900       1,032,705
*  Packaging Corporation of
    America                                                 18,400         335,616
*  Pactiv Corporation                                       57,849       1,264,579
*  Sealed Air Corporation                                      634          23,648
                                                                     -------------
                                                                         2,700,806
                                                                     -------------
COSMETICS & PERSONAL CARE--2.0%
   Alberto Culver Company
    Class B                                                    480          24,192
   Avon Products, Inc.                                       2,135         115,012
   Colgate-Palmolive
    Company                                                  4,851         254,338
   Ecolab, Inc.                                              1,191          58,955
   Gillette Company                                          9,502         288,481
   Procter & Gamble
    Company                                                474,860      40,809,468
                                                                     -------------
                                                                        41,550,446
                                                                     -------------
DIVERSIFIED--2.8%
   3M Company                                                3,509         432,660
   General Electric
    Company                                              1,867,531      45,474,380
   Hillenbrand Industries,
    Inc.                                                   186,500       9,009,815
   Loews Corporation                                         1,696          75,404
   Nacco Industries, Inc.
    Class A                                                  1,100          48,147
   Newell Rubbermaid, Inc.                                  65,743       1,993,985
   PerkinElmer, Inc.                                           966           7,970
   Temple Inland, Inc.                                         436          19,537
   Tyco International Ltd.                                  57,175         976,549
                                                                     -------------
                                                                        58,038,447
                                                                     -------------
EDUCATION--0.2%
*  Apollo Group, Inc. Class A                                1,596          70,224
*  DeVry, Inc.                                             272,700       4,529,547
*  University of Phoenix
    Online                                                   3,900         139,776
                                                                     -------------
                                                                         4,739,547
                                                                     -------------
ELECTRIC UTILITIES--0.0%
   Allegheny Energy, Inc.                                      958           7,242
   Dominion Resources, Inc.                                  2,780         152,622
   Exelon Corporation                                        2,922         154,194
*  Mirant Corporation                                        3,131           5,918
   Pinnacle West Capital
    Corporation                                                663          22,602
   Progress Energy, Inc.                                     2,156          93,463

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
   TECO Energy, Inc.                                         1,374   $      21,256
   Xcel Energy, Inc.                                         3,097          34,067
                                                                     -------------
                                                                           491,364
                                                                     -------------
ELECTRICAL EQUIPMENT--0.0%
   Cooper Industries Ltd.
    Class A                                                 25,525         930,386
                                                                     -------------
ELECTRONICS--3.3%
*  ASM Lithography
    Holdings NV
    (Netherlands)                                           94,500         790,020
*  Advanced Micro Devices,
    Inc.                                                     2,630          16,990
*  Agilent Technologies, Inc.                                4,262          76,546
*  Altera Corporation                                      190,147       2,344,513
*  American Power
    Conversion Corporation                                   1,522          23,058
*  Analog Devices, Inc.                                    276,936       6,610,462
*  Applied Micro Circuits
    Corporation                                              2,297           8,476
*  Broadcom Corporation
    Class A                                                  2,563          38,599
*  Celestica, Inc. (Canada)                                222,420       3,136,122
*  Cree, Inc.                                               69,000       1,128,150
   Emerson Electric
    Company                                                  3,802         193,332
*  Flextronics International
    Ltd. (Singapore)                                       266,200       2,180,178
*  FLIR Systems, Inc.                                       22,400       1,093,120
*  Garmin Ltd.
    (Cayman Islands)                                        16,200         474,660
   Harman International
    Industries, Inc.                                        14,200         844,900
*  Itron, Inc.                                               5,900         113,103
*  LSI Logic Corporation                                     2,865          16,531
   Linear Technology
    Corporation                                             43,951       1,130,420
   Maxim Integrated
    Products, Inc.                                          10,814         357,295
   Molex, Inc.                                               1,530          35,251
   Motorola, Inc.                                           20,781         179,756
*  National Semiconductor
    Corporation                                              1,353          20,309
*  Novellus System, Inc.                                     1,160          32,573
*  PMC-Sierra, Inc.                                          1,334           7,417
*  Power-One, Inc.                                             593           3,362
*  Qlogic Corporation                                    1,023,773      35,330,406
*  Qualcomm, Inc.                                           64,574       2,349,848
*  RF Micro Devices, Inc.                                   51,500         377,495
*  Sanmina Corporation                                       4,039          18,135
*  Skyworks Solutions, Inc.                                  3,900          33,618
*  Solectron Corporation                                     6,304          22,379
   Taiwan Semiconductor
    Manufacturing Company
    Ltd. ADR (Taiwan)                                       39,300         277,065
*  Teradyne, Inc.                                            1,397          18,175
   Texas Instruments, Inc.                                 159,007       2,386,695
*  Thomas & Betts
    Corporation                                                471           7,960
*  Trimble Navigation
    Limited                                                 10,800         134,892
*  Varian Semiconductor
    Equipment Associates,
    Inc.                                                    41,000         974,201
*  Vishay Intertechnology,
    Inc.                                                   235,900       2,637,362
*  Xilinx, Inc.                                            108,590       2,236,954
                                                                     -------------
                                                                        67,660,328
                                                                     -------------
ENTERTAINMENT & LEISURE--1.9%
   Carnival Corporation                                    363,017   $   9,057,274
*  Harrah's Entertainment, Inc.                              1,064          42,134
   Hasbro, Inc.                                              1,297          14,980
   International Speedway
    Corporation Class A                                    118,935       4,435,086
   International Speedway
    Corporation Class B                                     53,500       1,979,500
*  Johnson Outdoors, Inc.
    Class A                                                  2,500          24,675
   Mattel, Inc.                                            197,495       3,782,029
*  Ticketmaster
    Online-CitySearch, Inc.                                  2,000          42,440
   Walt Disney Company                                   1,167,991      19,049,933
                                                                     -------------
                                                                        38,428,051
                                                                     -------------
FINANCIAL SERVICES--9.6%
   A.G. Edwards, Inc.                                      362,000      11,931,520
   American Express
    Company                                                 11,819         417,802
   Bank of Hawaii
    Corporation                                            210,500       6,397,095
   Bear Stearns & Company,
    Inc.                                                       886          52,628
*  Champion Enterprises,
    Inc.                                                   452,300       1,289,055
   Charles Schwab
    Corporation                                          2,649,825      28,750,601
   Countrywide Financial
    Corporation                                              1,161          59,966
   Federal Home Loan
    Mortgage Corporation                                     6,259         369,594
   Federal National
    Mortgage Association                                   721,339      46,403,738
   Franklin Resources, Inc.                                  2,372          80,838
   Goldman Sachs Group,
    Inc. (The)                                             894,300      60,901,830
   H&R Block, Inc.                                           1,656          66,571
   Investors Financial
    Services Corporation                                   218,700       5,990,193
   Legg Mason, Inc.                                        112,000       5,436,480
   Lehman Brothers, Inc.                                     2,155         114,840
   Merrill Lynch & Company,
    Inc.                                                   262,584       9,965,063
   Moody's Corporation                                       1,389          57,352
   Morgan Stanley
    Dean Witter & Company                                    9,765         389,819
*  Net.B@nk, Inc.                                           67,600         654,368
   Paccar, Inc.                                             33,371       1,539,381
*  Providian Financial
    Corporation                                              2,184          14,174
   SEI Investment Company                                  112,240       3,050,683
   SLM Corporation                                          53,490       5,555,471
   Stillwell Financial Inc.                                  1,696          22,167
   T. Rowe Price Group, Inc.                               274,779       7,495,971
   Worthington Industries,
    Inc.                                                       700          10,668
                                                                     -------------
                                                                       197,017,868
                                                                     -------------
FOOD RETAILERS--0.0%
   Albertson's, Inc.                                         3,464          77,109
   Winn Dixie, Inc.                                          1,124          17,175
                                                                     -------------
                                                                            94,284
                                                                     -------------
FOREST PRODUCTS & PAPER--0.1%
   Boise Cascade Corporation                                   465          11,727
   Bowater, Inc.                                            12,900         541,155
   Georgia-Pacific Group                                     2,029          32,789
   International Paper
    Company                                                  4,341         151,805

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
                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
   Kimberly-Clark
    Corporation                                              4,640   $     220,261
   MeadWestvaco
    Corporation                                              7,469         184,559
   Plum Creek Timber
    Company, Inc.                                            1,719          40,568
   Schweitzer-Mauduit
    International, Inc.                                     20,200         494,900
*  Smurfit-Stone Container
    Corporation                                             54,400         837,270
   Weyerhauser Company                                       1,992          98,026
                                                                     -------------
                                                                         2,613,060
                                                                     -------------
HEALTH CARE PROVIDERS--1.7%
*  Community Health
    Systems, Inc.                                            3,700          76,183
*  Coventry Health Care, Inc.                               33,800         981,214
*  Express Scripts, Inc.
    Class A                                                 77,600       3,727,904
   HCA, Inc.                                               154,034       6,392,411
   Health Management
    Associates, Inc.                                       571,973      10,238,317
*  Healthsouth Corporation                                   3,006          12,625
*  Lincare Holdings, Inc.                                    2,500          79,050
*  Manor Care, Inc.                                            738          13,734
*  Quest Diagnostics Inc.                                   70,002       3,983,114
*  Tenet Healthcare
    Corporation                                              4,466          73,242
*  Triad Hospitals, Inc.                                    22,700         677,141
   UnitedHealth Group, Inc.                                 99,246       8,287,041
                                                                     -------------
                                                                        34,541,976
                                                                     -------------
HEAVY MACHINERY--1.2%
*  AGCO Corporation                                         40,200         888,420
*  American Standard
    Companies, Inc.                                            670          47,664
*  Applied Materials, Inc.                                 364,375       4,747,806
   Baker Hughes, Inc.                                        3,053          98,276
   Black & Decker Corporation                                  623          26,720
   Caterpillar, Inc.                                         3,117         142,509
   Cummins, Inc.                                               339           9,536
   Deere & Company                                           2,170          99,495
   Dover Corporation                                         1,864          54,354
   Eaton Corporation                                           565          44,132
   Grainger WW, Inc.                                           848          43,714
*  Hydril Company                                            1,400          32,998
   Ingersoll-Rand Company
    Class A                                                  1,551          66,786
   Lindsay Manufacturing
    Company                                                 23,900         511,460
   Pall Corporation                                            930          15,512
   Parker-Hannifin Corporation                                 945          43,593
   Rockwell International
    Corporation                                              1,442          29,864
   Stanley Works                                           494,598      17,103,199
   Thomas Industries, Inc.                                     300           7,818
   United Technologies
    Corporation                                              4,268         264,360
                                                                     -------------
                                                                        24,278,216
                                                                     -------------
HOME FURNISHINGS & APPLIANCES--0.2%
*  Corning, Inc.                                             9,058          29,982
   Ethan Allen Interiors, Inc.                              42,000       1,443,540
*  Furniture Brands
    International, Inc.                                    118,100       2,816,685
   La-Z-Boy, Inc.                                            1,200          28,776
   Leggett & Platt, Inc.                                     1,809          40,594
   Maytag Corporation                                          590          16,815
   Skyline Corporation                                       6,000   $     177,000
   Steelcase, Inc. Class A                                   4,300          47,128
   Whirlpool Corporation                                       639          33,369
                                                                     -------------
                                                                         4,633,889
                                                                     -------------
HOUSEHOLD PRODUCTS--0.5%
   Fortune Brands, Inc.                                      1,369          63,672
*  Gentex Corporation                                       10,900         344,822
   Illinois Tool Works, Inc.                               159,469      10,343,159
*  Owens-Illinois, Inc.                                     36,900         538,002
   PPG Industries, Inc.                                      1,548          77,632
   Snap-On, Inc.                                               443          12,453
                                                                     -------------
                                                                        11,379,740
                                                                     -------------
INSURANCE--4.0%
   ACE Ltd. (Bermuda)                                        2,404          70,533
   AFLAC Corporation                                         4,674         140,781
   Aetna, Inc.                                               1,385          56,951
   Allstate Corporation                                      6,338         234,443
   Ambac Financial
    Group, Inc.                                                976          54,890
   American International
    Group, Inc.                                          1,331,902      77,050,531
*  Anthem, Inc.                                             34,189       2,150,488
   Aon Corporation                                           2,854          53,912
   Chubb Corporation                                         1,561          81,484
   Cigna Corporation                                         1,283          52,757
   Cincinnati Financial
    Corporation                                              1,486          55,799
   Hartford Financial
    Services Group                                           2,319         105,352
*  Humana, Inc.                                             94,713         947,130
   Jefferson Pilot
    Corporation                                              1,325          50,496
   John Hancock Financial
    Services, Inc.                                           2,634          73,489
   Lincoln National
    Corporation                                              1,633          51,570
   MBIA, Inc.                                                1,333          58,465
   MGIC Investment
    Corporation                                                776          32,049
   Marsh & McLennan
    Companies, Inc.                                          4,844         223,841
   Metlife, Inc.                                             6,329         171,136
   Principal Financial
    Group, Inc.                                              3,067          92,409
   Progressive Corporation                                   1,981          98,317
   Prudential Financial, Inc.                                5,120         162,509
   St. Paul Companies, Inc.                                  2,073          70,586
   Torchmark Corporation                                       915          33,425
*  Travelers Property Casualty
    Corporation Class B                                      9,092         133,198
   UnumProvident Corporation                                 2,248          39,430
*  Wellpoint Health Networks                                 1,354          96,351
   XL Capital Ltd. Class A
    (Bermuda)                                                1,236          95,481
                                                                     -------------
                                                                        82,537,803
                                                                     -------------
LODGING--0.1%
*  Aztar Corporation                                        66,300         946,764
   Hilton Hotels Corporation                                 3,488          44,332
   Marriott International
    Class A                                                  2,176          71,525
   Starwood Hotels &
    Resorts Worldwide, Inc.                                  1,849          43,895
                                                                     -------------
                                                                         1,106,516
                                                                     -------------
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
                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
MEDIA--BROADCASTING & PUBLISHING--3.1%
*  American Greetings
    Corporation Class A                                        519   $       8,200
*  AOL Time Warner, Inc.                                    71,274         933,689
*  Cablevision Systems
    Corporation                                            112,100       1,876,554
*  Clear Channel
    Communications                                          21,630         806,583
*  Comcast Corporation
    Special, Class A                                       406,400       9,180,576
*  Comcast Corporation,
    Class A                                                 20,745         488,960
*  Cox Communications, Inc.
    Class A                                                 69,300       1,968,120
   Dow Jones & Company,
    Inc.                                                       773          33,417
   E.W. Scripps Company
    (The)                                                   19,000       1,462,050
   Gannett Company, Inc.                                   568,116      40,790,729
   Knight Ridder, Inc.                                         652          41,239
*  Liberty Media Corporation
    Class A                                                226,300       2,023,122
   McGraw-Hill Companies,
    Inc.                                                     1,761         106,435
   Media General, Inc.
    Class A                                                  4,400         263,780
   Meredith Corporation                                     40,819       1,678,069
   New York Times Company
    Class A                                                  1,390          63,565
   Tribune Company                                           2,764         125,651
*  USA Interactive, Inc.                                    21,052         482,512
*  Univision Communications,
    Inc.                                                     2,111          51,720
*  Viacom, Inc. Class B                                     34,917       1,423,217
   Wiley John & Sons, Inc.
    Class A                                                 12,100         290,521
                                                                     -------------
                                                                        64,098,709
                                                                     -------------
MEDICAL EQUIPMENT & SUPPLIES--7.0%
*  Advanced Neuromodulation
    Systems, Inc.                                            7,400         259,740
   Allergan, Inc.                                            9,585         552,288
   Analogic Corporation                                        700          35,202
   Applied Biosystems
    Group-Applera
    Corporation                                              1,632          28,625
   Bard C.R., Inc.                                          55,423       3,214,534
   Bausch & Lomb, Inc.                                         447          16,092
   Baxter International, Inc.                                5,369         150,332
   Becton Dickinson &
    Company                                                  2,348          72,060
   Biomet, Inc.                                             92,379       2,647,582
*  Biosite, Inc.                                             5,800         197,316
*  Boston Scientific
    Corporation                                            588,789      25,035,308
*  CTI Molecular
    Imaging, Inc.                                            8,300         204,678
*  CUNO, Inc.                                                2,400          79,488
   Fresenius Medical Care
    AG ADR (Germany)                                        13,500         185,895
*  Guidant Corporation                                       2,788          86,010
   Johnson & Johnson                                       453,347      24,349,267
*  KLA-Tencor Corporation                                   18,631         658,978
*  Lifecore Biomedical, Inc.                                 5,800          49,764
   Medtronics, Inc.                                      1,420,065      64,754,964
   Mentor Corporation                                       15,700         604,450
*  PolyMedica Corporation                                    7,500   $     231,300
*  St. Jude Medical, Inc.                                   81,028       3,218,432
   Stryker Corporation                                     107,696       7,228,556
*  Tektronix, Inc.                                             726          13,206
*  Thermo Electron
    Corporation                                              1,262          25,391
*  Varian Medical
    Systems, Inc.                                           87,800       4,354,880
*  Waters Corporation                                        1,039          22,629
*  Zimmer Holdings, Inc.                                   159,021       6,602,552
*  Zoll Medical Corporation                                  5,800         206,886
                                                                     -------------
                                                                       145,086,405
                                                                     -------------
METALS & MINING--0.2%
   Alcoa, Inc.                                              11,430         260,375
   Allegheny Technologies,
    Inc.                                                       647           4,031
   Crane Company                                               430           8,570
   Danaher Corporation                                       1,388          91,192
*  Freeport-McMoRan Copper
    & Gold, Inc.                                            15,092         253,244
*  Inco Ltd. (Canada)                                       18,100         384,082
   JSC Mining and
    Metallurgical Company
    Norilsk Nickel ADR
    (Russia)                                                57,800       1,168,728
   Masco Corporation                                        48,379       1,018,378
   Newmont Mining
    Corporation                                              3,649         105,930
   Nucor Corporation                                           624          25,771
*  Phelps Dodge Corporation                                 10,986         347,707
   United States Steel
    Corporation                                                788          10,339
                                                                     -------------
                                                                         3,678,347
                                                                     -------------
OFFICE EQUIPMENT & SUPPLIES--0.1%
   Wallace Computer
    Services, Inc.                                          28,500         613,035
*  Xerox Corporation                                       162,171       1,305,477
                                                                     -------------
                                                                         1,918,512
                                                                     -------------
OIL & GAS--2.2%
   Amerada Hess Corporation                                    826          45,471
   Anadarko Petroleum
    Corporation                                              2,258         108,158
   Apache Corporation                                        1,315          74,942
   Ashland, Inc.                                               509          14,522
*  BJ Services Company                                       1,449          46,817
   Burlington Resources, Inc.                                1,839          78,433
*  Cal Dive International, Inc.                            133,400       3,134,900
   ChevronTexaco Corporation                                 9,594         637,809
   ConocoPhillips                                            6,096         294,985
   Devon Energy Corporation                                  1,435          65,867
   Diamond Offshore
    Drilling, Inc.                                          11,900         260,015
   Dynegy, Inc. Class A                                      2,826           3,335
   EOG Resources, Inc.                                       1,072          42,794
   El Paso Corporation                                       5,576          38,809
   Ensco International, Inc.                               402,600      11,856,570
   Exxon Mobil Corporation                                  60,340       2,108,280
   Global Santa Fe
    Corporation                                            135,632       3,298,570
   Kerr-McGee Corporation                                      808          35,794
   KeySpan Corporation                                       1,140          40,174
   Kinder Morgan, Inc.                                         978          41,340
   Marathon Oil Corporation                                  2,866          61,017
*  Nabors Industries Ltd.                                    5,538         195,325
*  Newfield Exploration
    Company                                                 20,300         731,815

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
                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
   Nicor, Inc.                                                 311   $      10,583
*  Noble Corporation                                         1,240          43,586
   Occidental Petroleum
    Corporation                                              3,430          97,584
   Peoples Energy
    Corporation                                                248           9,585
   Rowan Companies, Inc.                                       712          16,162
   Schlumberger Ltd.                                         5,238         220,467
   Sempra Energy                                             1,598          37,793
*  Smith International, Inc.                               443,100      14,453,922
   Sunoco, Inc.                                                581          19,278
   Transocean, Inc.                                          2,922          67,790
   Unocal Corporation                                        2,359          72,138
   Williams Companies, Inc.                                  3,982          10,751
   YUKOS ADR (Russia)                                       43,700       6,158,619
                                                                     -------------
                                                                        44,434,000
                                                                     -------------
PHARMACEUTICALS--5.2%
   Abbott Laboratories                                      14,042         561,680
   AmerisourceBergen
    Corporation                                            123,276       6,695,120
*  Amgen, Inc.                                             468,763      22,660,003
*  Biogen, Inc.                                             85,972       3,444,038
   Bristol-Myers Squibb
    Company                                                 17,420         403,273
   Cardinal Health, Inc.                                   261,140      15,456,877
*  Charles River Laboratories
    International, Inc.                                    101,000       3,886,480
*  CIMA Labs, Inc.                                           1,500          36,287
   Eli Lilly & Company                                      10,090         640,715
*  Forest Laboratories, Inc.                                13,237       1,300,138
*  Genzyme Corporation                                       1,971          58,282
*  Gilead Sciences, Inc.                                     2,900          98,600
*  King Pharmaceuticals, Inc.                                1,911          32,850
   McKesson HBOC, Inc.                                       2,664          72,008
*  MedImmune, Inc.                                           2,302          62,545
   Merck & Company, Inc.                                    24,049       1,361,414
*  Millipore Corporation                                       357          12,138
   Mylan Laboratories, Inc.                                  3,600         125,640
   Omnicare, Inc.                                           16,200         386,046
   Pfizer, Inc.                                          1,402,819      42,884,177
*  Pharmaceutical
    Resources, Inc.                                         69,900       2,083,020
   Pharmacia Corporation                                    11,622         485,800
   Schering-Plough
    Corporation                                             13,208         293,218
   Sigma Aldrich Corporation                                   672          32,726
*  Watson Pharmaceutical, Inc.                               6,741         190,568
   Wyeth                                                    81,119       3,033,851
                                                                     -------------
                                                                       106,297,494
                                                                     -------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.3%
   Eastman Kodak Company                                   178,255       6,246,055
                                                                     -------------
REAL ESTATE--0.0%
   Equity Office Properties
    Trust REIT                                               3,748          93,625
   Equity Residential Properties
    Trust REIT                                               2,487          61,130
   Simon Property Group,
    Inc. REIT                                                1,725          58,771
                                                                     -------------
                                                                           213,526
                                                                     -------------
RESTAURANTS--1.2%
*  California Pizza
    Kitchen, Inc.                                           95,000       2,394,000
*  Cheesecake Factory, Inc.                                381,300      13,783,995
   Darden Restaurants, Inc.                                  1,299          26,565
*  Krispy Kreme
    Doughnuts, Inc.                                         97,900   $   3,306,083
   McDonald's Corporation                                   11,468         184,405
*  O'Charleys, Inc.                                          6,100         125,233
   Outback Steakhouse, Inc.                                 39,600       1,363,824
*  P.F. Chang's China
    Bistro, Inc.                                            83,400       3,027,420
*  Quality Dining, Inc.                                     39,300         114,756
*  Starbucks Corporation                                     3,551          72,369
   Wendy's International, Inc.                                 847          22,928
*  Yum! Brands, Inc.                                         2,709          65,612
                                                                     -------------
                                                                        24,487,190
                                                                     -------------
RETAILERS--9.6%
   Advanced Marketing
    Services, Inc.                                           1,900          27,930
*  Autozone, Inc.                                          206,504      14,589,508
*  Bed Bath & Beyond, Inc.                                 157,464       5,437,232
*  Best Buy Company, Inc.                                    2,945          71,122
*  Big Lots, Inc.                                              904          11,960
   CVS Corporation                                           3,582          89,443
*  Chico's FAS, Inc.                                        67,200       1,270,752
   Circuit City Stores                                       1,653          12,265
   Claire's Stores, Inc.                                    89,700       1,979,679
*  Costco Wholesale
    Corporation                                            579,137      16,250,584
*  Dick's Sporting Goods, Inc.                               1,600          30,720
   Dillards, Inc. Class A                                      633          10,039
   Dollar General Corporation                                2,591          30,962
*  Ebay, Inc.                                              379,188      25,716,530
   Esprit Holdings Ltd.
    (Hong Kong)                                            155,500         262,204
   Family Dollar Stores, Inc.                              181,398       5,661,432
*  Federated Department
    Stores                                                   1,811          52,084
   Gap, Inc.                                                63,021         978,086
*  Guitar Center, Inc.                                       4,800          79,488
   J.C. Penney Company, Inc.                                 2,467          56,766
*  Kenneth Cole
    Productions, Inc. Class A                               37,300         757,190
*  Kohls Corporation                                       610,048      34,132,186
   Limited Brands, Inc.                                     65,492         912,304
   May Department Stores
    Company                                                  2,648          60,851
*  Michaels Stores, Inc.                                    17,500         547,750
*  Movie Gallery, Inc.                                       1,800          23,400
   Nordstrom, Inc.                                         238,020       4,515,239
*  Office Depot, Inc.                                        2,408          35,542
   Pier 1 Imports, Inc.                                      3,900          73,827
   RadioShack Corporation                                    1,334          24,999
*  Safeway, Inc.                                             4,016          93,814
*  Saks, Inc.                                              227,330       2,668,854
*  SCP Pool Corporation                                      3,800         110,960
   Sears, Roebuck
    & Company                                                2,897          69,383
   Sherwin Williams
    Company                                                  1,395          39,409
*  Stamps.Com, Inc.                                         31,100         145,237
*  Staples, Inc.                                           142,797       2,613,185
   Stride Rite Corporation                                 263,100       1,886,427
   TJX Companies, Inc.                                     325,909       6,361,744
   Target Corporation                                        8,191         245,730
   Tiffany & Company                                       396,696       9,485,001
*  Toys 'R' Us, Inc.                                         1,670          16,700
   Walgreen Company                                          9,235         269,570
   Wal-Mart Stores, Inc.                                 1,193,884      60,303,081
*  Wet Seal, Inc. (The),
    Class A                                                 14,300         153,882
                                                                     -------------
                                                                       198,165,051
                                                                     -------------
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

                                                            SHARES           VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
----------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.9%
   Alltel Corporation                                        2,815   $     143,565
   AT&T Corporation                                          6,958         181,673
*  AT&T Wireless Services,
    Inc.                                                    24,514         138,504
   BellSouth Corporation                                    16,710         432,288
   Centurytel, Inc.                                          1,327          38,987
*  Ciena Corporation                                       101,306         520,713
*  Citizens Communications
    Company                                                  2,196          23,168
*  Crown Castle International
    Corporation                                             33,600         126,000
*  Lucent Technologies, Inc.                               163,588         206,121
   Nokia Corporation ADR
    (Finland)                                            1,294,700      20,067,850
*  Nortel Networks
    Corporation (Canada)                                    46,400          74,704
*  Qwest Communications
    International, Inc.                                    618,878       3,094,390
   SBC Communications, Inc.                                 29,806         808,041
   Sprint Corporation
    (FON Group)                                              8,120         117,578
*  Sprint Corporation
    (PCS Group)                                              9,275          40,625
*  Triton PCS Holdings, Inc.
    Class A                                                 13,200          51,876
   Verizon Communications                                  320,153      12,405,929
   Vodafone Group PLC ADR
    (United Kingdom)                                        12,100         219,252
                                                                     -------------
                                                                        38,691,264
                                                                     -------------
TELEPHONE SYSTEMS--0.0%
*  ADTRAN, Inc.                                             17,500         575,750
                                                                     -------------
TEXTILES, CLOTHING & FABRICS--0.5%
*  Columbia Sportswear
    Company                                                 63,200       2,807,344
*  Jones Apparel Group, Inc.                                 1,198          42,457
   K-Swiss, Inc. Class A                                    41,600         903,136
   Liz Claiborne, Inc.                                      32,678         968,903
*  Mohawk Industries, Inc.                                  29,600       1,685,720
   Nike, Inc. Class B                                        2,411         107,217
   OshKosh B'Gosh, Inc.
    Class A                                                 11,800         330,990
   Puma AG Rudolf Dassler
    Sport (Germany)                                         12,689         865,271
*  Quicksilver, Inc.                                        61,800       1,647,588
*  Reebok International Ltd.                                37,508       1,102,735
*  Tommy Hilfiger
    Corporation                                             18,500         128,575
   VF Corporation                                              863          31,111
   Wolverine World Wide,
    Inc.                                                    21,900         330,909
                                                                     -------------
                                                                        10,951,956
                                                                     -------------
TRANSPORTATION--0.7%
   Alexander & Baldwin, Inc.                               121,600       3,136,064
*  Arkansas Best Corporation                                18,300         475,452
   Brunswick Corporation                                       716          14,220
   Burlington Northern
    Santa Fe                                                 3,439          89,448
   CSX Corporation                                           1,961          55,516
   Dial Corporation                                        170,600       3,475,122
*  Expedia, Inc.                                            26,800       1,793,729
   FedEx Corporation                                         2,699         146,340
   Fleetwood Enterprises, Inc.                             279,000       2,190,150
*  Heartland Express, Inc.                                  12,450         285,242
*  Landstar System, Inc.                                    17,300   $   1,009,628
   Norfolk Southern
    Corporation                                              3,558          71,124
   Union Pacific Corporation                                 2,294         137,342
   United Parcel Service, Inc.
    Class B                                                 10,029         632,629
                                                                     -------------
                                                                        13,512,006
                                                                     -------------
UTILITIES--0.3%
*  AES Corporation                                           4,139          12,500
   Ameren Corporation                                        1,412          58,697
   American Electric Power,
    Inc.                                                    54,089       1,478,252
   CMS Energy Corporation                                    1,134          10,705
*  Calpine Corporation                                       2,870           9,356
   CenterPoint Energy, Inc.                                  2,388          20,298
   Cinergy Corporation                                       1,552          52,333
   Consolidated Edison, Inc.                                 1,948          83,413
   Constellation Energy Group                                1,528          42,509
   DTE Energy Company                                        1,533          71,131
   Duke Energy Corporation                                   8,065         157,590
*  Edison International                                    186,086       2,205,119
   Entergy Corporation                                       2,021          92,137
   FPL Group, Inc.                                           1,660          99,816
   Firstenergy Corporation                                   2,711          89,382
*  Ionics, Inc.                                             81,200       1,851,360
   NiSource, Inc.                                            2,258          45,160
*  PG&E Corporation                                          3,733          51,889
   PPL Corporation                                           1,315          45,604
   Public Service Enterprise
    Group, Inc.                                              2,039          65,452
   Southern Company                                          6,445         182,974
   TXU Corporation                                           2,967          55,424
                                                                     -------------
                                                                         6,781,101
                                                                     -------------
TOTAL COMMON STOCKS
  (Cost $2,221,496,595)                                              2,006,345,661
                                                                     -------------
----------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------
MEDIA--BROADCASTING & PUBLISHING--0.0%
*  USA Interactive, Inc.
    --Series A
   (Cost $49,633)                                              798          37,506
                                                                     -------------
----------------------------------------------------------------------------------

  COUPON       MATURITY
   RATE          DATE                                         FACE           VALUE
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.0%
----------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.0%
   U.S. Treasury Bill
**  1.150%    03/27/2003
   (Cost $199,457)                                      $  200,000         199,457
                                                                     -------------
----------------------------------------------------------------------------------
CASH EQUIVALENTS--10.1%
----------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.8%
+  Dreyfus Cash
    Management Plus Fund
    1.358% 01/02/2003                                    3,455,102       3,455,102
+  Merrimac Cash Fund
    --Premium Class
    1.422% 01/02/2003                                   11,401,835      11,401,835
                                                                     -------------
                                                                        14,856,937
                                                                     -------------

  COUPON       MATURITY
   RATE          DATE                                        FACE            VALUE
----------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)
----------------------------------------------------------------------------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--1.4%
+  Bank of Montreal
    1.320%    01/30/2003                            $   6,688,998  $     6,688,998
+  BNP Paribas
    1.320%    02/07/2003                               16,238,978       16,238,978
+  Royal Bank of Scotland PLC
    1.780%    01/21/2003                                4,146,122        4,146,122
+  Royal Bank of Scotland PLC
    1.330%    01/15/2003                                2,073,061        2,073,061
                                                                   ---------------
                                                                        29,147,159
                                                                   ---------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--7.9%
+  Canadian Imperial Bank of Commerce
    1.225%    05/19/2003                                8,637,754        8,637,754
+  Comerica Bank
    1.400%    11/19/2003                                3,455,102        3,455,102
+  Credit Suisse First Boston Corporation
    1.353%    01/02/2003                               34,551,017       34,551,017
+  Falcon Asset Securitization Corp.
    1.353%    02/03/2003                                3,455,102        3,455,102
+  Galaxy Funding
    1.353%    02/07/2003                                2,418,571        2,418,571
+  Goldman Sachs Group Inc.
    1.433%    01/03/2003                               10,365,305       10,365,305
+  Goldman Sachs Group Inc.
    1.410%    02/03/2003                                6,910,203        6,910,203
+  Goldman Sachs Group Inc.
    1.320%    03/21/2003                                8,637,754        8,637,754
+  Honda Motor Company Ltd.
    1.414%    04/08/2003                               15,547,957       15,547,957
+  Jupiter Securitization Corp.
    1.323%    01/17/2003                                8,637,754        8,637,754
+  Merrill Lynch & Company
    1.340%    04/16/2003                                1,727,551        1,727,551
+  Merrill Lynch & Company
    1.325%    11/26/2003                                3,455,102        3,455,102
+  Morgan Stanley Dean Witter & Company
    1.393%    05/07/2003                                8,637,754        8,637,754
+  Morgan Stanley Dean Witter & Company
    1.363%    03/25/2003                               17,275,508       17,275,508
+  Morgan Stanley Dean Witter & Company
    1.363%    09/26/2003                                1,727,551        1,727,551
+  National City Corporation
    1.245%    01/23/2003                                5,182,652        5,182,652
+  Parkland (USA) LLC
    1.410%    11/26/2003                                3,455,102        3,455,102
+  Prefco
    1.353%    01/24/2003                               12,092,856       12,092,856
+  Prefco
    1.313%    01/06/2003                                6,910,203        6,910,203
                                                                   ---------------
                                                                       163,080,798
                                                                   ---------------
TOTAL CASH EQUIVALENTS
  (Cost $207,084,894)                                                  207,084,894
                                                                   ---------------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.4%
----------------------------------------------------------------------------------
IBT Repurchase Agreement dated
   12/31/2002, due 01/02/2003,
   with a maturity value of
   $70,811,219 and an effective
   yield of 1.00% collateralized by
   U.S. Government Obligations
   with rates ranging from 1.82%
   to 6.63%, maturity dates ranging
   from 12/20/2023 to 04/01/2032
   and an aggregate market value
   of $74,353,363.                                  $  70,807,296  $    70,807,296
                                                                   ---------------
TOTAL INVESTMENTS^--110.9%
  (Cost $2,499,637,875)                                              2,284,474,814
Other assets less liabilities--(10.9%)                                (223,919,342)
                                                                   ---------------
NET ASSETS--100.0%                                                 $ 2,060,555,472
                                                                   ===============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
**    Security has been pledged as collateral for futures contracts.
+     Represents collateral received from securities lending transactions.
^     Fund has securities on loan. See Note 6.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT AGGRESSIVE OPPORTUNITIES FUND

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.6%
--------------------------------------------------------------------------------
ADVERTISING--0.1%
   Asatsu-DK, Inc. (Japan)                                39,800  $      705,746
                                                                  --------------
AEROSPACE & DEFENSE--0.6%
@* Alliant Techsystems, Inc.                              20,500       1,278,175
   Alvis PLC
    (United Kingdom)                                     292,500         725,956
*  Titan Corporation (The)                                98,500       1,024,400
   UMECO PLC
    (United Kingdom)                                     101,900         447,687
                                                                  --------------
                                                                       3,476,218
                                                                  --------------
APPAREL RETAILERS--0.1%
*  Wilsons The Leather
    Experts, Inc.                                        121,500         610,537
                                                                  --------------
AUTOMOTIVE--2.4%
@* Aftermarket Technology
    Corporation                                          130,500       1,892,250
*  American Axle &
    Manufacturing Holdings,
    Inc.                                                  36,000         843,120
@  Fiat SpA (Italy)                                    1,065,000       8,654,935
*  Group 1 Automotive, Inc.                               43,500       1,038,780
@* Lithia Motors, Inc. Class A                            73,500       1,153,215
                                                                  --------------
                                                                      13,582,300
                                                                  --------------
BANKING--4.1%
@  Banca Popolare di Milano
    SCRL (Italy)                                         333,600       1,213,870
   Bank of Bermuda Ltd.
    (Bermuda)                                             26,900         858,110
   Capital One Financial
    Corporation                                          119,500       3,551,540
@  Chugoku Bank Ltd. (The)
    (Japan)                                              239,000       1,437,513
   Commerce Bancorp, Inc.                                119,000       5,139,610
   First Community Bancorp                                31,000       1,020,861
*  FirstFed Financial
    Corporation                                           22,300         645,585
@  Higo Bank Ltd. (The)
    (Japan)                                              343,000       1,384,005
@  KorAm Bank
    (South Korea)                                        210,960       1,316,222
   North Fork
    Bancorporation, Inc.                                 143,000       4,824,820
   PFF Bancorp, Inc.                                      26,200         818,750
*  TierOne Corporation                                    70,500       1,068,780
                                                                  --------------
                                                                      23,279,666
                                                                  --------------
BEVERAGES, FOOD & TOBACCO--1.8%
   Bunge Ltd.                                             40,600         976,836
   Fraser & Neave Ltd.
    (Singapore)                                          203,000         912,810
@* Great Atlantic & Pacific
    Tea Company                                          202,500       1,632,150
   Kikkoman Corporation
    (Japan)                                              134,000         929,009
@  Kirin Beverage
    Corporation (Japan)                                   91,000       1,422,758
@  Meiji Seika Kaisha Ltd.
    (Japan)                                              612,000       1,799,219
   Nong Shim Company Ltd.
    (South Korea)                                         10,600         643,480
   Numico NV (Netherlands)                                59,300         715,093
   Pilgrims Pride
    Corporation, Class B                                  75,900         622,380
   Remy Cointreau SA
    (France)                                              20,900  $      650,899
                                                                  --------------
                                                                      10,304,634
                                                                  --------------
CHEMICALS--0.5%
   Croda International PLC
    (United Kingdom)                                     282,500       1,104,744
   Fujimi, Inc. (Japan)                                   55,700       1,013,495
   Zeon Corporation (Japan)                              173,000         654,338
                                                                  --------------
                                                                       2,772,577
                                                                  --------------
COAL--0.1%
   Arch Coal, Inc.                                        36,000         777,240
                                                                  --------------
COMMERCIAL SERVICES--11.2%
*  Affiliated Computer
    Services, Inc. Class A                               159,400       8,392,410
@  Autoliv, Inc. SDR (Sweden)                             63,660       1,307,284
*  BISYS Group, Inc.                                     225,500       3,585,450
@  Cegedim SA (France)                                    29,864       1,283,934
   Cheil Communications, Inc.
    (South Korea)                                         11,710         919,186
*  Clark/Bardes, Inc.                                     56,000       1,078,000
*  Corinthian Colleges, Inc.                             102,600       3,884,436
*  Corporate Executive
    Board Company                                         70,000       2,234,400
*  Genzyme Corporation-
    Genzyme Biosurgery
    Division                                             105,800         269,790
   GfK AG (Germany)                                       73,500         963,401
@* Incyte Genomics, Inc.                                 308,000       1,404,480
   Intrum Justitia AB (Sweden)                            37,420         174,351
@* Iron Mountain, Inc.                                    47,500       1,567,975
   Massey Energy Company                                  94,400         917,568
@* Mobile Mini, Inc.                                     100,000       1,567,000
@  Regis Corporation                                      60,800       1,580,192
*  Ritchie Brothers
    Auctioneers, Inc. (Canada)                            34,000       1,099,900
   RM PLC (United Kingdom)                               503,200         715,047
   Securicor PLC
    (United Kingdom)                                     769,900       1,050,067
   Shanks Group PLC
    (United Kingdom)                                     598,200         991,576
   SNT Group NV
    (Netherlands)                                         76,725         978,320
*  SureBeam Corporation,
    Class A                                              197,400         797,496
@* TeleTech Holdings, Inc.                               166,500       1,208,790
@  Vivendi Universal SA
    (France)                                             798,700      12,889,421
   Waste Management, Inc.                                530,000      12,147,600
@* Watson Wyatt & Company
    Holdings                                              60,000       1,305,000
                                                                  --------------
                                                                      64,313,074
                                                                  --------------
COMPUTER SOFTWARE & PROCESSING--3.6%
*  Activision, Inc.                                       76,000       1,108,840
*  Borland Software
    Corporation                                           71,500         879,450
*  BSQUARE Corporation                                   201,600         254,218
   Cegid (France)                                          7,000         304,619
@  Dassault Systemes SA
    (France)                                              61,900       1,333,221
   Fair, Isaac & Company, Inc.                            43,400       1,853,180
@  Ines Corporation (Japan)                              211,600       1,285,174
*  JNI Corporation                                       197,000         545,690
   LogicaCMG PLC
    (United Kingdom)                                     262,800         634,373

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
*    Magma Design
      Automation, Inc.                                   102,800  $      984,824
@*   MSC.Software Corporation                            219,900       1,697,628
*    NDS Group PLC ADR
      (United Kingdom)                                    88,900         675,640
*    Quovadx, Inc.                                       421,200       1,019,304
*    Red Hat, Inc.                                       107,500         635,325
     Sage Group PLC (The)
      (United Kingdom)                                   292,100         625,211
*    Symantec Corporation                                111,800       4,529,018
*    Take-Two Interactive
      Software, Inc.                                      61,000       1,432,890
*    THQ, Inc.                                            61,000         808,250
                                                                  --------------
                                                                      20,606,855
                                                                  --------------
COMPUTERS & INFORMATION--1.0%
*    CDW Computer Centers,
      Inc.                                                81,000       3,551,850
*    Emulex Corporation                                   85,000       1,576,750
*    Maxtor Corporation                                  130,200         658,812
                                                                  --------------
                                                                       5,787,412
                                                                  --------------
COSMETICS & PERSONAL CARE--1.2%
@*   1-800 Contacts, Inc.                                 47,800       1,317,846
     Alberto Culver Company
      Class B                                             78,200       3,941,280
@    Clarins SA (France)                                  33,912       1,511,309
                                                                  --------------
                                                                       6,770,435
                                                                  --------------
DIVERSIFIED--1.2%
     Abbot Group PLC
      (United Kingdom)                                   307,300         662,692
*    Armor Holdings, Inc.                                 72,000         991,440
*    FEI Company                                          67,500       1,032,075
*    Yankee Candle Company,
      Inc. (The)                                         254,200       4,067,200
                                                                  --------------
                                                                       6,753,407
                                                                  --------------
EDUCATION--0.9%
*    Career Education
      Corporation                                         46,000       1,840,000
*    Education Management
      Corporation                                         43,000       1,616,800
     Strayer Education, Inc.                              33,100       1,903,250
                                                                  --------------
                                                                       5,360,050
                                                                  --------------
ELECTRIC UTILITIES--0.4%
@    OGE Energy Corporation                               75,000       1,320,000
     PNM Resources, Inc.                                  36,500         869,430
                                                                  --------------
                                                                       2,189,430
                                                                  --------------
ELECTRICAL EQUIPMENT--0.2%
     Alpine Electronics, Inc.
      (Japan)                                             75,000         919,260
     Munters AB (Sweden)                                  21,530         478,043
                                                                  --------------
                                                                       1,397,303
                                                                  --------------
ELECTRONICS--4.7%
*    Actel Corporation                                    35,500         575,810
*    Adaptec, Inc.                                       158,000         892,700
*    ARM Holdings PLC
      (United Kingdom)                                   874,725         675,725
*    AstroPower, Inc.                                    142,700       1,140,173
     EMCORE Corporation                                1,970,000         938,212
*    General Motors
      Corporation Class H                              1,242,000  $   13,289,400
*    Intersil Holding
      Corporation                                        204,700       2,853,518
*    Qlogic Corporation                                   41,900       1,445,969
*    Rofin-Sinar Technologies,
      Inc.                                                91,300         751,399
*    Rudolph Technologies, Inc.                           56,500       1,082,540
*    Semtech Corporation                                 238,000       2,603,720
     Ultra Electronics Holdings
      PLC (United Kingdom)                                89,600         647,235
                                                                  --------------
                                                                      26,896,401
                                                                  --------------
ENTERTAINMENT & LEISURE--2.3%
     Walt Disney Company                                 798,000      13,015,380
                                                                  --------------
FINANCIAL SERVICES--3.3%
*    Affiliated Managers Group,
      Inc.                                                62,600       3,148,780
@    American Home Mortgage
      Holdings, Inc.                                     116,500       1,281,500
*    Chicago Mercantile
      Exchange                                             4,100         179,006
     Instinet Group, Inc.                                174,600         738,558
     Investors Financial
      Services Corporation                                63,400       1,736,526
@*   Net.B@nk, Inc.                                      129,300       1,251,624
     SEI Investment Company                               79,500       2,160,810
     TCF Financial Corporation                           150,700       6,584,083
     Tower Ltd. (New Zealand)                            840,000         923,412
**++ TSX Group, Inc. 144A
       (Canada)                                           47,118         614,891
                                                                  --------------
                                                                      18,619,190
                                                                  --------------
FOREST PRODUCTS & PAPER--0.3%
     Hokuetsu Paper Mills Ltd.
      (Japan)                                            125,000         619,150
@    Universal Forest Products,
      Inc.                                                54,000       1,151,334
                                                                  --------------
                                                                       1,770,484
                                                                  --------------
HEALTH CARE PROVIDERS--3.8%
@*   AmSurg Corporation                                   62,800       1,283,004
     BML, Inc. (Japan)                                    55,100       1,011,862
*    Community Health
      Systems, Inc.                                      236,200       4,863,358
*    Express Scripts, Inc.
      Class A                                            109,400       5,255,576
@    Generale De Sante (France)                          164,923       1,893,679
*    Lincare Holdings, Inc.                              172,300       5,448,126
@*   MedCath Corporation                                 131,500       1,315,000
     NIC Corporation (Japan)                              81,100         935,951
                                                                  --------------
                                                                      22,006,556
                                                                  --------------
HEAVY CONSTRUCTION--0.3%
*    Horizon Offshore, Inc.                              188,500         938,730
*    WCI Communities, Inc.                                80,500         821,100
                                                                  --------------
                                                                       1,759,830
                                                                  --------------
HEAVY MACHINERY--1.2%
@    Alfa Laval AB (Sweden)                              224,290       1,806,230
*    Asyst Technologies, Inc.                            130,000         955,500
@    Eiffage SA (France)                                  17,300       1,292,533
*    Terex Corporation                                   102,500       1,141,850
@    Volker Wessels Stevin NV
      CVA (Netherlands)                                   75,300       1,516,821
                                                                  --------------
                                                                       6,712,934
                                                                  --------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
HOME CONSTRUCTION, FURNISHINGS &
APPLIANCES--1.3%
   Ryland Group, Inc. (The)                               90,200  $    3,008,170
   Standard-Pacific
    Corporation                                           36,500         903,375
*  Toll Brothers, Inc.                                   170,000       3,434,000
                                                                  --------------
                                                                       7,345,545
                                                                  --------------
INDUSTRIAL--DIVERSIFIED--0.4%
@  Shimano, Inc. (Japan)                                 106,600       1,616,376
   Vossloh AG (Germany)                                   27,200         683,958
                                                                  --------------
                                                                       2,300,334
                                                                  --------------
INSURANCE--9.6%
   Aon Corporation                                       685,000      12,939,650
   Brown & Brown, Inc.                                   166,600       5,384,512
   Fairfax Financial Holdings
    Ltd. (Canada)                                        129,410       9,922,662
   Gallagher (Arthur J.) &
    Company                                              181,300       5,326,594
   HCC Insurance Holdings,
    Inc.                                                  43,000       1,057,800
   Kansas City Life Insurance
    Company                                               19,300         731,470
@  Nipponkoa Insurance
    Company Ltd. (Japan)                               3,398,000      12,795,169
*  Platinum Underwriters
    Holdings Ltd. (Bermuda)                               35,600         938,060
@  PMA Capital Corporation,
    Class A                                               83,500       1,196,555
@  Pohjola Group PLC,
    Series D (Finland)                                   109,300       1,704,282
   Radian Group, Inc.                                     82,600       3,068,590
                                                                  --------------
                                                                      55,065,344
                                                                  --------------
LODGING--3.2%
   Hilton Hotels Corporation                           1,165,000      14,807,150
   Starwood Hotels &
    Resorts Worldwide, Inc.                              145,000       3,442,300
                                                                  --------------
                                                                      18,249,450
                                                                  --------------
MEDIA--BROADCASTING & PUBLISHING--11.4%
@  Caltagirone Editore SpA
    (Italy)                                              251,550       1,490,333
*  Comcast Corporation
    Special, Class A                                     800,000      18,072,000
   Eniro AB (Sweden)                                     132,260         836,862
   News Corporation Ltd.
    (Australia)                                          928,000       5,993,117
   News Corporation Ltd.
    ADR (Australia)                                      348,000       9,135,000
@  NRJ Group (France)                                    107,700       1,637,546
@  Shaw Communications,
    Inc. Class B (Canada)                              1,203,400      12,370,952
@  SKY Perfect
    Communications, Inc.
    (Japan)                                               12,400       9,401,061
@  Telefonica Publicidad e
    Informacion SA (Spain)                               500,400       1,589,921
@  Vivendi Universal SA
    ADR (France)                                         300,300       4,825,821
                                                                  --------------
                                                                      65,352,613
                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES--2.4%
@* Applera Corporation--
    Celera Genomics Group                                124,600       1,189,930
@* Bio-Rad Laboratories, Inc.
    Class A                                               37,100       1,435,770
   Biosite, Inc.                                          26,400  $      898,128
*  Conmed Corporation                                     54,000       1,057,860
*  Edwards Lifesciences
    Corporation                                           29,500         751,365
@* PolyMedica Corporation                                 52,500       1,619,100
@  SRL, Inc. (Japan)                                     152,000       1,325,242
*  St. Jude Medical, Inc.                                 87,600       3,479,472
*  Techne Corporation                                     77,000       2,199,736
                                                                  --------------
                                                                      13,956,603
                                                                  --------------
METALS & MINING--0.3%
   Lihir Gold Ltd. (Australia)                           862,000         698,306
*  Steel Dynamics, Inc.                                   83,500       1,004,505
                                                                  --------------
                                                                       1,702,811
                                                                  --------------
OFFICE EQUIPMENT & SUPPLIES--0.3%
@  Societe BIC SA (France)                                42,100       1,450,202
                                                                  --------------
OIL & GAS--3.4%
   Australian Pipeline Trust
    (Australia)                                          476,321         712,767
*  Cimarex Energy Company                                 42,109         753,751
   Global Santa Fe
    Corporation                                          145,000       3,526,400
   Helmerich & Payne, Inc.                                30,500         851,255
@  IHC Caland NV
    (Netherlands)                                         30,900       1,629,811
*  Key Energy Services, Inc.                             442,500       3,969,225
*  Nabors Industries Ltd.                                113,100       3,989,037
*  Nuevo Energy Company                                   82,900         920,190
   Penn Virginia Corporation                              24,500         890,575
   Peoples Energy
    Corporation                                           22,000         850,300
*  Superior Energy Services,
    Inc.                                                  85,000         697,000
*  Willbros Group, Inc.
    (Panama)                                              77,800         639,516
                                                                  --------------
                                                                      19,429,827
                                                                  --------------
PHARMACEUTICALS--4.3%
@* Abgenix, Inc.                                         180,500       1,330,285
   Actelion Ltd. (Switzerland)                            13,980         616,571
   AmerisourceBergen
    Corporation                                           53,400       2,900,154
@  Banyu Pharmaceutical
    Company, Ltd. (Japan)                                208,000       1,951,914
*  Biovail Corporation
    (Canada)                                              63,400       1,674,394
*  Cephalon, Inc.                                         34,400       1,674,179
*  CV Therapeutics, Inc.                                  54,500         992,990
*  Human Genome Sciences,
    Inc.                                                 112,500         991,125
@  Kissei Pharmaceutical
    Company Ltd. (Japan)                                 109,000       1,551,768
*  MedImmune, Inc.                                        69,000       1,874,730
@  Nippon Shinyaku Company
    Ltd. (Japan)                                         380,000       1,997,470
@  Novozymes A/S, Class B
    (Denmark)                                             70,460       1,472,142
*  Regeneron
    Pharmaceuticals, Inc.                                 62,000       1,147,620
   Santen Pharmaceutical
    Company Ltd. (Japan)                                 102,800         956,040
*  Texas Biotechnology
    Corporation                                          305,000         427,000
@  Towa Pharmaceutical
    Company Ltd. (Japan)                                 118,000       1,669,948
@  Viropharma, Inc.                                    3,000,000       1,256,250
                                                                  --------------
                                                                      24,484,580
                                                                  --------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
REAL ESTATE--1.9%
   Arden Realty, Inc.                                     49,000  $    1,085,350
   Macerich Company (The)                                 23,000         707,250
   MFA Mortgage
    Investments, Inc.                                    122,000       1,024,800
   Reckson Associates
    Realty Corporation                                    50,000       1,052,500
   Trizec Canada, Inc.
    (Canada)                                             993,000       7,166,977
                                                                  --------------
                                                                      11,036,877
                                                                  --------------
RESTAURANTS--2.2%
*  AFC Enterprises, Inc.                                  51,500       1,082,015
*  Brinker International, Inc.                           133,200       4,295,700
*  Cheesecake Factory, Inc.                              133,000       4,807,950
   Ruby Tuesday, Inc.                                    123,900       2,142,231
                                                                  --------------
                                                                      12,327,896
                                                                  --------------
RETAILERS--4.7%
*  99 Cents Only Stores                                   64,000       1,719,049
*  Advance Auto Parts, Inc.                               92,700       4,533,030
*  Charming Shoppes, Inc.                                247,000       1,032,460
   David Jones Ltd.
    (Australia)                                        1,134,444         689,288
*  Dollar Tree Store, Inc.                               241,300       5,928,741
*  Duane Reade, Inc.                                      51,000         867,000
*  Electronics Boutique
    Holdings Corporation                                  72,000       1,138,320
*  GameStop Corporation                                   90,000         882,000
@* Guitar Center, Inc.                                    70,500       1,167,480
*  O'Reilly Automotive, Inc.                              42,500       1,074,825
   Ross Stores, Inc.                                     112,700       4,777,353
*  SCP Pool Corporation                                   34,500       1,007,400
   Shinsegae Company Ltd.
    (South Korea)                                          4,890         616,378
   Tsuruha Company Ltd.
    (Japan)                                               55,500       1,072,970
*  Tweeter Home
    Entertainment Group,
    Inc.                                                 117,300         687,378
                                                                  --------------
                                                                      27,193,672
                                                                  --------------
TELECOMMUNICATIONS--3.4%
*  Corvis Corporation                                  1,075,100         763,321
@  Elisa Communications
    OYJ, Class A (Finland)                               206,950       1,241,286
@  Ericsson SpA (Italy)                                   65,858       1,381,181
@  Informa Group PLC
    (United Kingdom)                                     568,800       1,556,123
*  MRV Communications,
    Inc.                                                 303,030         324,242
   MobileOne (Asia) Ltd.
    (Singapore)                                        1,150,000         808,795
@  Nippon Telegraph &
    Telephone Corporation
    (Japan)                                                3,100      11,255,160
*  REMEC, Inc.                                           279,500       1,084,460
*  SeaChange International,
    Inc.                                                 119,000         731,850
   Vodafone Telecel-
    Comunicacoes Pessoai
    SA (Portugal)                                         72,100         559,474
                                                                  --------------
                                                                      19,705,892
                                                                  --------------
TEXTILES, CLOTHING & FABRICS--0.6%
   Camaieu (France)                                       14,651  $      553,071
*  Genesco Inc.                                           46,000         856,980
   Nagaileben Company Ltd.
    (Japan)                                               49,600       1,117,681
*  Timberland Company
    (The)                                                 22,200         790,542
                                                                  --------------
                                                                       3,318,274
                                                                  --------------
TRANSPORTATION--1.7%
@  Beijing Capital
    International Airport
    Company Ltd. (China)                               7,232,000       1,622,861
   Companhia de
    Concessoes
    Rodoviarias (Brazil)                                  92,500         193,362
@  Cosco Pacific Ltd.
    (Hong Kong)                                        1,532,000       1,257,312
*  Expedia, Inc.                                          35,600       2,382,715
   FirstGroup PLC
    (United Kingdom)                                     301,600       1,143,034
   Hutech Norin Company
    Ltd. (Japan)                                          36,700         366,350
*  Knight Transportation,
    Inc.                                                  51,000       1,071,000
   Mitsui-Soko Company
    Ltd. (Japan)                                         294,000         527,524
   USFreightways
    Corporation                                           34,000         977,500
                                                                  --------------
                                                                       9,541,658
                                                                  --------------
UTILITIES--0.2%
@  Kelda Group PLC
    (United Kingdom)                                     196,700       1,342,163
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost $584,177,870)                                                553,271,400
                                                                  --------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
--------------------------------------------------------------------------------
HEAVY MACHINERY--0.2%
   Jungheinrich AG
    (Germany)                                             79,000         762,121
   Krones AG (Germany)                                    12,500         572,799
                                                                  --------------
                                                                       1,334,920
                                                                  --------------
RETAILERS--0.1%
   Hornbach Holding AG
    (Germany)                                             11,000         530,592
                                                                  --------------
TOTAL PREFERRED STOCKS
   (Cost $2,102,286)                                                   1,865,512
                                                                  --------------
--------------------------------------------------------------------------------

  COUPON       MATURITY
   RATE          DATE                                       FACE           VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS--21.1%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--1.5%
+  Dreyfus Cash Management Plus Fund
    1.358%    01/02/2003                            $  2,010,668       2,010,668
+  Merrimac Cash Fund-Premium Class
    1.422%    01/02/2003                               6,635,203       6,635,203
                                                                  --------------
                                                                       8,645,871
                                                                  --------------

  COUPON            MATURITY
   RATE               DATE                                  FACE           VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS--(CONTINUED)
--------------------------------------------------------------------------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--3.0%
+  Bank of Montreal
    1.320%          01/30/2003                      $  3,892,605  $    3,892,605
+  BNP Paribas
    1.320%          02/07/2003                         9,450,138       9,450,138
+  Royal Bank of Scotland PLC
    1.780%          01/21/2003                         2,412,801       2,412,801
+  Royal Bank of Scotland PLC
    1.330%          01/15/2003                         1,206,401       1,206,401
                                                                  --------------
                                                                      16,961,945
                                                                  --------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--16.6%
+  Canadian Imperial Bank of Commerce
    1.225%          05/19/2003                         5,026,669       5,026,669
+  Comerica Bank
    1.400%          11/19/2003                         2,010,668       2,010,668
+  Credit Suisse First Boston Corporation
    1.353%          01/02/2003                        20,106,676      20,106,676
+  Falcon Asset Securitization Corp.
    1.353%          02/03/2003                         2,010,668       2,010,668
+  Galaxy Funding
    1.353%          02/07/2003                         1,407,467       1,407,467
+  Goldman Sachs Group Inc.
    1.433%          01/03/2003                         6,032,003       6,032,003
+  Goldman Sachs Group Inc.
    1.410%          02/03/2003                         4,021,335       4,021,335
+  Goldman Sachs Group Inc.
    1.320%          03/21/2003                         5,026,669       5,026,669
+  Honda Motor Company Ltd.
    1.414%          04/08/2003                         9,048,004       9,048,004
+  Jupiter Securitzation Corp.
    1.323%          01/17/2003                         5,026,669       5,026,669
+  Merrill Lynch & Company
    1.340%          04/16/2003                         1,005,334       1,005,334
+  Merrill Lynch & Company
    1.325%          11/26/2003                         2,010,668       2,010,668
+  Morgan Stanley Dean Witter & Company
    1.393%          05/07/2003                         5,026,669       5,026,669
+  Morgan Stanley Dean Witter & Company
    1.363%          03/25/2003                        10,053,338      10,053,338
+  Morgan Stanley Dean Witter & Company
    1.363%          09/26/2003                         1,005,334       1,005,334
+  National City Corporation
    1.245%          01/23/2003                         3,016,001       3,016,001
+  Parkland (USA) LLC
    1.410%          11/26/2003                         2,010,668       2,010,668
+  Prefco
    1.353%          01/24/2003                         7,037,337       7,037,337
+  Prefco
    1.313%          01/06/2003                         4,021,335       4,021,335
                                                                  --------------
                                                                      94,903,512
                                                                  --------------
TOTAL CASH EQUIVALENTS
  (Cost $120,511,328)                                                120,511,328
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.4%
--------------------------------------------------------------------------------
IBT Repurchase Agreement dated
   12/31/2002 due 01/02/2003,
   with a maturity value of
   $19,452,527 and an effective
   yield of 1.00% collateralized
   by U.S. Government
   Obligations with rates
   ranging from 1.87% to 5.66%,
   maturity dates from 06/25/2014
   to 03/20/2032 and an aggregate
   market value of $20,425,264.                     $ 19,451,445  $   19,451,446
                                                                  --------------
TOTAL INVESTMENTS(^)-- 121.4%
  (Cost $726,242,929)                                                695,099,686
Other assets less liabilities--(21.4%)                              (122,629,596)
                                                                  --------------
NET ASSETS--100.0%                                                $  572,470,090
                                                                  ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
SDR  Swedish Depositary Receipt
*    Non-income producing security.
@ Security has been pledged as collateral for forward foreign currency exchange contracts.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
++ Security valued at fair value as determined by policies approved by the board of directors.
+    Represents collateral received from securities lending transactions.
^    Fund has securities on loan See Note 6.

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

VANTAGEPOINT INTERNATIONAL FUND

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--94.4%
--------------------------------------------------------------------------------
AUSTRALIA--2.0%
   Alumina Ltd.                                           57,800  $      159,326
   Australia & New Zealand
    Banking Group Ltd.                                    56,656         552,974
   BHP Finance Ltd.                                       33,566         191,659
   Brambles Industries Ltd.                                7,300          19,301
   Commonwealth Bank of
    Australia                                             66,600       1,011,574
   Foster's Brewing Group
    Ltd.                                                 534,563       1,353,246
   National Australia Bank
    Ltd.                                                  58,100       1,037,724
   News Corporation Ltd.                                  48,404         312,598
   QBE Insurance Group Ltd.                               63,974         293,308
*  WMC Resources Ltd.                                     57,800         137,217
   Woolworths Ltd.                                        85,236         546,627
                                                                  --------------
                                                                       5,615,554
                                                                  --------------
BELGIUM--2.2%
   Colruyt NV                                                600          33,031
   Fortis                                                210,930       3,684,884
   Interbrew                                             102,600       2,420,703
                                                                  --------------
                                                                       6,138,618
                                                                  --------------
BRAZIL--0.7%
   Companhia Vale do Rio
    Doce ADR                                              11,407         329,776
   Companhia Vale do Rio
    Doce PFD ADR                                          17,000         467,500
   Petroleo Brasileiro SA                                 22,760         311,760
   Tele Norte Leste
    Participacoes SA ADR                                  54,400         399,840
   Telesp Celular Partcipacoes
    SA ADR                                               160,800         490,440
                                                                  --------------
                                                                       1,999,316
                                                                  --------------
CANADA--2.0%
   Abitibi-Consolidated, Inc.                             40,200         308,720
   Bank of Nova Scotia                                     6,400         213,374
@  BCE, Inc.                                              52,200         941,881
*  CanWest Global
   Communications
    Corporation                                           63,300         258,492
*  Corus Entertainment, Inc.,
    Class B                                               49,300         591,477
   EnCana Corporation                                     43,400       1,340,331
   Fairfax Financial
    Holdings Ltd.                                            800          61,341
   Placer Dome Inc. Stock                                    900          10,262
   Suncor Energy, Inc.                                    21,400         334,651
   TELUS Corporation                                      34,800         355,823
   Thomson Corporation                                    50,900       1,353,467
                                                                  --------------
                                                                       5,769,819
                                                                  --------------
DENMARK--0.5%
   Novo Nordisk A/S                                       47,620       1,374,766
                                                                  --------------
FINLAND--1.0%
   Kone OYJ, Class B                                       5,200         156,003
   Nokia OYJ                                             140,500       2,232,025
   UPM-Kymmene OYJ                                        17,800         571,152
                                                                  --------------
                                                                       2,959,180
                                                                  --------------
FRANCE--8.3%
   Accor SA                                               14,200         429,730
   AXA                                                   169,264       2,270,101
   BNP Paribas SA                                         39,700       1,616,473
   Bouygues SA                                            49,800  $    1,390,107
   Carrefour Supermarche SA                               51,000       2,269,102
   Casino Guichard
    Perrachon SA                                           4,800         356,105
   Essilor International SA                               11,500         473,314
   Groupe Danone                                           5,800         779,699
*  JC Decaux SA                                          149,800       1,806,423
   LMVH                                                    1,100          45,158
   L'Air Liquide SA                                        7,287         960,495
   Pechiney SA Class A                                    11,000         385,718
   Renault SA                                             26,600       1,249,040
   Rhodia SA                                             173,600       1,436,280
   Sanofi-Synthelabo SA                                   76,738       4,687,241
   Schneider Electric SA                                  16,300         770,688
   Societe Television
    Francaise 1                                           11,200         299,011
   STMicroelectronics NV                                  56,170       1,100,252
   STMicroelectronics NV
    NY Shares                                              2,400          46,824
   Vivendi Universal SA                                   75,700       1,221,647
                                                                  --------------
                                                                      23,593,408
                                                                  --------------
GERMANY--6.1%
   Aixtron AG                                              8,000          38,169
   Allianz AG                                             48,003       4,562,964
   Bayerische Motoren
    Werke AG                                               9,500         288,093
   DaimlerChrysler AG                                     17,100         526,278
   Deutsche Bank AG                                        6,000         276,202
   Deutsche Boerse AG                                     43,600       1,744,641
   Deutsche Telekom AG                                    78,900       1,013,502
*  Epcos AG                                                6,071          62,833
   Infineon Technologies
    AG ADR                                                 5,900          42,421
   Linde AG                                               57,600       2,113,983
   Metro AG                                               16,400         391,233
   Muenchener
    Rueckversicherungs-
    Gesellschaft AG                                       38,325       4,577,381
   Siemens AG                                             29,100       1,235,830
   Thyssen Krupp AG                                       25,900         289,241
                                                                  --------------
                                                                      17,162,771
                                                                  --------------
GREECE--0.0%
   Hellenic
    Telecommunications
    Organization SA                                        8,200          90,284
                                                                  --------------
HONG KONG--1.6%
   Cheung Kong (Holdings)
    Ltd.                                                  98,000         637,745
*  China Mobile Ltd.                                     136,000         323,490
   Hang Lung Properties Ltd.                             323,000         312,696
   Hang Seng Bank Ltd.                                    68,200         725,853
   Hong Kong Land
    Holdings Ltd.                                        203,000         280,140
   Hutchison Whampoa Ltd.                                 99,100         620,128
   Johnson Electric
    Holdings Ltd.                                        384,000         421,018
   Li & Fung Ltd.                                        450,000         427,005
   Shangri-La Asia Ltd.                                  200,000         130,800
   Sun Hung Kai Properties
    Ltd.                                                  43,000         254,741
   Swire Pacific Ltd. Class A                             79,400         303,403
                                                                  --------------
                                                                       4,437,019
                                                                  --------------
IRELAND--0.3%
   Allied Irish Banks PLC                                  3,000          41,147

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
   CRH PLC                                                52,521  $      649,869
   Irish Life & Permanent PLC                             17,100         184,690
                                                                  --------------
                                                                         875,706
                                                                  --------------
ITALY--2.1%
   Assicurazioni Generali                                  8,900         182,918
*  Autogrill SpA                                          76,700         596,772
   ENI SpA                                               120,700       1,917,476
   Mediaset SpA                                           36,200         275,587
   Telecom Italia SpA RNC                                561,900       2,834,111
                                                                  --------------
                                                                       5,806,864
                                                                  --------------
JAPAN--13.0%
   Acom Co. Ltd.                                          11,600         381,097
   Advantest Corporation                                  17,800         797,709
   Aiful Corporation                                       8,500         319,350
   Banyu Pharmaceutical
    Company, Ltd.                                        112,300       1,053,846
   Canon, Inc.                                            16,000         602,477
   Chubu Electric Power
    Company, Inc.                                         21,000         375,031
   Chugai Pharmaceutical
    Company Ltd.                                          41,400         394,087
   Dai Nippon Printing
    Company Ltd.                                          23,000         254,394
   Daiwa Securities
    Company Ltd.                                          90,000         399,546
   Fuji Soft ABC, Inc.                                       700          11,056
   Hirose Electronics
    Company Ltd.                                           8,900         679,252
   Hitachi Ltd.                                           71,000         272,136
   Honda Motor Company,
    Ltd.                                                 121,200       4,482,085
   Hoya Corporation                                        9,400         658,024
@  Aeon Company Ltd.                                      56,000       1,325,582
*  Japan Airlines System
    Corporation                                          105,000         223,776
   Japan Telecom Holdings
    Company Ltd.                                              88         272,799
   Japan Tobacco, Inc.                                       255       1,705,585
   Kansai Electric Power
    Co. (The)                                             20,500         309,632
   Keyence Corporation                                     1,640         285,283
   Mitsubishi Estate
    Company, Ltd.                                         68,000         517,834
@  Mitsubishi Heavy
    Industries Ltd.                                      263,000         642,483
*  Mitsubishi Motor
    Corporation                                          102,000         219,106
@  Mitsui Fudosan
    Company Ltd.                                         101,000         655,126
   Mitsui Sumitomo
    Insurance Company Ltd.                                67,420         310,092
   Murata Manufacturing
    Company Ltd.                                           9,000         352,540
   NEC Corporation                                       151,000         564,770
   NTT DoCoMo, Inc.                                          773       1,426,055
@  Nikko Cordial Corporation                             172,000         579,571
*  Nikon Corporation                                      44,000         330,620
   Nintendo Company Ltd.                                   3,500         326,973
   Nippon Telegraph &
    Telephone Corporation                                    105         381,223
@  Nissan Motor
    Company Ltd.                                         191,000       1,489,896
   Nitto Denko Corporation                                13,600         387,229
   Nomura Holdings Inc.                                   56,000         629,300
   Orix Corporation                                       14,600         940,865
   Promise Co., Ltd.                                      60,400  $    2,152,239
   Rohm Company Ltd.                                       9,700       1,234,665
   Sankyo Company Ltd.                                    36,000         451,555
   Sekisui House Ltd.                                     56,000         396,262
   Shimamura Company, Ltd.                                   800          50,948
   Shionogi & Co. Ltd.                                    48,000         678,494
   Sony Corporation                                       29,800       1,245,119
   Sumitomo Realty &
    Development Co. Ltd.                                  28,000         113,924
   Suzuki Motor Corporation                               83,000         901,944
   TDK Corporation                                        15,200         612,046
@  Tokyo Electronics Ltd.                                 32,600       1,474,703
   Tokyu Corporation                                     100,000         352,120
   Toray Industries, Inc.                                137,000         290,824
   Toyota Motor Credit
    Corporation                                           58,800       1,580,085
   Ushio, Inc.                                             4,000          43,804
   Yamanouchi Pharmaceutical
    Company Ltd.                                          12,400         359,330
   Yamato Transport
    Company Ltd.                                          17,000         221,969
                                                                  --------------
                                                                      36,716,461
                                                                  --------------
LUXEMBOURG--0.1%
   Societe Europeenne des
    Satellites                                            33,800         203,797
                                                                  --------------
MEXICO--4.5%
   America Movil SA de CV
    ADR                                                   29,700         426,492
   Fomento Economico
    Mexicano ADR (Mexico)                                 52,433       1,909,610
   Grupo Modelo SA de CV,
    Class C                                              545,700       1,335,000
   Grupo Televisa SA ADR                                  48,600       1,357,398
@  Telefonos de Mexico
    SA ADR                                               182,192       5,826,500
   Wal-Mart de Mexico SA de
    CV Series V                                          761,000       1,738,276
                                                                  --------------
                                                                      12,593,276
                                                                  --------------
NETHERLANDS--9.0%
   ABN AMRO Holding NV                                   247,432       4,042,346
*  ASM Lithography
    Holdings NV                                          122,000       1,018,322
   Aegon NV                                              189,738       2,439,253
   Hagemeyer NV                                           19,600         141,814
   Heineken Holding NV
    Class A                                               20,675         599,449
   Heineken NV                                            78,300       3,054,326
   ING Groep NV                                           66,340       1,122,765
*  KPN NV                                                220,300       1,432,236
   Koninklijke (Royal) Philips
    Electronics NV                                        24,000         420,281
   Koninklijke (Royal) Philips
    Electronics NV NY Shares                               5,600          99,008
   Koninklijke Numico NV CVA                               9,200         115,765
   Royal Dutch Petroleum
    Company                                               78,900       3,470,724
   Royal Dutch Petroleum
    Company NY Shares                                     73,620       3,240,752
   Unilever NV CVA                                        35,100       2,154,989
   VNU NV                                                 14,029         365,565
   Wolters Kluwer NV                                     106,424       1,852,501
                                                                  --------------
                                                                      25,570,096
                                                                  --------------
NEW ZEALAND--0.1%
   Telecom Corporation of
    New Zealand Ltd.                                      82,561         195,793
                                                                  --------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
NORWAY--0.5%
     Norsk Hydro ASA                                       9,600  $      429,845
     Norske Skogindustrier ASA                            16,500         233,178
     Statoil ASA                                          91,300         770,207
*    Storebrand ASA                                       11,500          43,117
                                                                  --------------
                                                                       1,476,347
                                                                  --------------
POLAND--0.1%
*    Bank Pekao SA                                        14,100         347,989
                                                                  --------------
PORTUGAL--0.6%
     Portugal Telecom SA
      Vodafone                                           230,098       1,580,382
     Telecel-Comunicacoes
      Pessoai SA                                          15,600         121,051
                                                                  --------------
                                                                       1,701,433
                                                                  --------------
RUSSIA--0.2%
     OAO Lukoil Holding ADR                                7,700         473,094
                                                                  --------------
SINGAPORE--1.6%
     DBS Group Holdings Ltd.                             238,000       1,509,238
**++ DBS Group Holdings
       Ltd. ADR 144A                                     118,000         748,278
     Singapore Airlines Ltd.                              55,000         323,406
     Singapore Press
      Holdings Ltd.                                       42,000         440,664
     Singapore Technologies
      Engineering Ltd.                                   250,000         237,800
     Singapore
      Telecommunications
      Ltd.                                             1,253,000         895,644
     Venture Corporation Ltd.                             38,000         304,498
                                                                  --------------
                                                                       4,459,528
                                                                  --------------
SOUTH KOREA--1.2%
**   Hyundai Motor
     Company GDR                                          29,200         341,596
**   Samsung Electronics
     Co., Ltd. GDR 144A                                   22,975       3,061,419
                                                                  --------------
                                                                       3,403,015
                                                                  --------------
SPAIN--3.3%
     Altadis SA                                           10,000         227,966
     Banco Bilbao Vizcaya SA                             142,100       1,358,945
     Centros Comerciales
      Carrefour SA                                       105,600       1,237,991
     Industria de Diseno Textil
      SA (Inditex)                                       144,100       3,401,336
     Promotora de
      Informaciones
      SA (PRISA)                                         105,600         687,646
     Repsol SA                                           114,819       1,517,035
*    Telefonica SA                                        87,597         783,520
                                                                  --------------
                                                                       9,214,439
                                                                  --------------
SWEDEN--0.6%
     Assa Abloy AB                                        66,100         756,640
     ForeningsSparbanken AB                               60,900         721,641
     SKF AB, Class B                                       1,400          36,400
     Svenska Handelsbanken AB
      Class A                                             23,400         312,275
                                                                  --------------
                                                                       1,826,956
                                                                  --------------
SWITZERLAND--12.0%
     Ciba Specialty Chemicals
      AG                                                  64,450       4,492,068
     Clariant AG                                         152,200       2,431,943
     Compagnie Financiere
      Richemont AG                                        83,248  $    1,552,883
*    Credit Suisse Group                                 151,993       3,296,789
     Holcim Ltd.                                           3,733         128,743
     Holcim Ltd. Class B                                   5,373         975,073
     Julius Baer Holding AG,
      Class B                                              4,560         989,083
     Nestle SA                                            32,704       6,928,114
     Novartis AG                                         119,528       4,359,903
     Roche Holding AG                                      8,035         559,737
     Swiss Re                                             34,631       2,271,008
     Swisscom AG                                           6,230       1,804,002
     Synthes-Stratec, Inc.                                   483         296,135
*    UBS AG                                               77,606       3,770,604
                                                                  --------------
                                                                      33,856,085
                                                                  --------------
TAIWAN--0.1%
     Taiwan Semiconductor
      Manufacturing Company
      Ltd. ADR                                            51,815         365,296
                                                                  --------------
UNITED KINGDOM--20.8%
*    ARM Holdings PLC                                     80,000          61,800
     AstraZeneca Group PLC                               141,384       4,996,151
     AstraZeneca Group
      PLC ADR                                                100           3,509
     BG Group PLC                                        204,600         882,419
     BOC Group PLC                                        39,000         557,330
     Barclays PLC                                         98,000         607,188
     BHP Billiton PLC                                    228,728       1,221,133
     Boots Company PLC                                    98,000         924,189
     Brambles Industries PLC                              63,000         154,104
     British Aerospace PLC                             1,351,679       2,697,275
     British American
      Tobacco PLC                                        155,700       1,554,774
     Carlton Communications
      PLC                                                417,600         902,225
     Centrica PLC                                        117,100         322,248
     Compass Group PLC                                 1,024,070       5,438,529
     Diageo PLC                                          428,504       4,654,710
     GlaxoSmithKline PLC                                  12,000         230,194
     Granada Compass PLC                               1,576,777       2,023,636
     HBOS PLC                                             73,600         775,810
     Imperial Chemical
      Industries PLC                                     632,100       2,339,655
     Lloyds TSB Group PLC                                548,100       3,933,988
     Marks & Spencer
      Group PLC                                          725,923       3,679,921
*    MM02 PLC                                            353,000         251,371
     National Grid Transco PLC                           120,500         885,241
     Next PLC                                            113,800       1,348,815
     Pearson PLC                                         129,600       1,198,204
     Prudential Corporation PLC                          122,300         864,025
     Reuters Group PLC                                   274,600         784,395
     Royal Bank of Scotland
      Group PLC                                           92,200       2,207,849
*    Shire Pharmaceuticals
      Group PLC                                           25,300         161,842
     Smiths Group PLC                                    124,000       1,387,882
     Standard Chartered PLC                               83,700         950,966
     Tesco PLC                                         1,081,335       3,375,928
     TI Automotive Ltd.                                   70,000               0
     Unilever PLC                                        103,700         986,280
     Vodafone Group PLC                                3,425,934       6,243,765
     Vodafone Group PLC ADR                                1,300          23,556
*    Xstrata PLC                                          15,500         161,887
                                                                  --------------
                                                                      58,792,794
                                                                  --------------

                                                          SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $289,706,740)                                            $  267,019,704
                                                                  --------------
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.0%
--------------------------------------------------------------------------------
GERMANY--1.0%
   Henkel KGaA, Vorzug
    (Cost $3,057,325)                                     46,450       2,937,066
                                                                  --------------
--------------------------------------------------------------------------------

  COUPON            MATURITY
   RATE               DATE                                  FACE           VALUE
--------------------------------------------------------------------------------
CASH EQUIVALENTS--7.4%
--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS--0.5%
+  Dreyfus Cash Management
    Plus Fund
    1.358%          01/02/2003                       $   350,527  $      350,527
+  Merrimac Cash Fund-
    Premium Class
    1.422%          01/02/2003                         1,156,741       1,156,741
                                                                  --------------
                                                                       1,507,268
                                                                  --------------
BANK & CERTIFICATE DEPOSITS/OFFSHORE
TIME DEPOSITS--1.0%
+  Bank of Montreal
    1.320%          01/30/2003                           678,614         678,614
+  BNP Paribas
    1.320%          02/07/2003                         1,647,479       1,647,479
+  Royal Bank of Scotland PLC
    1.780%          01/21/2003                           420,633         420,633
+  Royal Bank of Scotland PLC
    1.330%          01/15/2003                           210,316         210,316
                                                                  --------------
                                                                       2,957,042
                                                                  --------------
FLOATING RATE INSTRUMENTS/MASTER NOTES--5.9%
+  Canadian Imperial Bank
    of Commerce
    1.225%          05/19/2003                           876,319         876,319
+  Comerica Bank
    1.400%          11/19/2003                           350,527         350,527
+  Credit Suisse First
    Boston Corporation
    1.353%          01/02/2003                         3,505,275       3,505,275
+  Falcon Asset
    Securitization Corp.
    1.353%          02/03/2003                           350,527         350,527
+  Galaxy Funding
    1.353%          02/07/2003                           245,369         245,369
+  Goldman Sachs Group Inc.
    1.433%          01/03/2003                         1,051,582       1,051,582
+  Goldman Sachs Group Inc.
    1.410%          02/03/2003                           701,055         701,055
+  Goldman Sachs Group Inc.
    1.320%          03/21/2003                           876,319         876,319
+  Honda Motor Company Ltd.
    1.414%          04/08/2003                         1,577,374       1,577,374
+  Jupiter Securitzation Corp.
    1.323%          01/17/2003                           876,319         876,319
+  Merrill Lynch & Company
    1.340%          04/16/2003                           175,264         175,264
+  Merrill Lynch & Company
    1.325%          11/26/2003                           350,527         350,527
+  Morgan Stanley Dean
    Witter & Company
    1.393%          05/07/2003                       $   876,319  $      876,319
+  Morgan Stanley Dean
    Witter & Company
    1.363%          09/26/2003                           175,264         175,264
+  Morgan Stanley Dean
    Witter & Company
    1.363%          03/25/2003                         1,752,637       1,752,637
+  National City Corporation
    1.245%          01/23/2003                           525,791         525,791
+  Parkland (USA) LLC
    1.410%          11/26/2003                           350,527         350,527
+  Prefco
    1.353%          01/24/2003                         1,226,846       1,226,846
+  Prefco
    1.313%          01/06/2003                           701,055         701,055
                                                                  --------------
                                                                      16,544,896
                                                                  --------------
TOTAL CASH EQUIVALENTS
   (Cost $21,009,206)                                                 21,009,206
                                                                  --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.9%
--------------------------------------------------------------------------------
UNITED STATES--4.9%
   IBT Repurchase Agreement dated 12/31/2002
     due 01/02/2003, with a maturity value of
     $13,882,163 and an effective yield of 1.00%
     collateralized by U.S. Government Obligations
     with rates ranging from 1.87% to 5.75%, maturity
     dates from10/25/2022 to 12/15/2028 and an
     aggregate market value of $14,584,618.           13,881,342      13,881,342
                                                                  --------------
TOTAL INVESTMENTS(^)--107.8%
  (Cost $327,654,613)                                                304,847,318
Other assets less liabilities--(7.8%)                                (21,926,444)
                                                                  --------------
NET ASSETS--100.0%                                                $  282,920,874
                                                                  ==============

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
PFD   Preferred
*     Non-income producing security.
@ Security has been pledged as collateral for forward foreign currency exchange contracts.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
++ Security valued at fair value as determined by policies approved by the board of directors.
+     Represents collateral received from securities lending transactions.
^     Fund has securities on loan. See Note 6.

PERCENTAGE OF PORTFOLIO BY INDUSTRY (UNAUDITED):
Beverages, Food & Tobacco                            12.6%
Banking                                               9.9%
Telecommunications                                    8.9%
Floating Rate Instruments/Master Notes                5.9%
Electronics                                           5.8%
Financial Services                                    5.6%
Insurance                                             5.5%
Oil & Gas                                             5.2%
Pharmaceuticals                                       5.2%
Repurchase Agreements                                 4.9%
Chemicals                                             4.5%
Retailers                                             4.0%
Automotive                                            3.6%
Media--Broadcasting & Publishing                      3.4%
Diversified                                           2.5%
Food Retailers                                        2.1%
Real Estate                                           1.8%
Medical Equipment & Supplies                          1.8%
Communications                                        1.4%
Metals & Mining                                       1.3%
Textiles, Clothing & Fabrics                          1.3%
Commercial Services                                   1.1%
Aerospace & Defense                                   1.0%
Cosmetics & Personal Care                             1.0%
Bank & Certificate Deposits/Offshore Time Deposits    1.0%
Heavy Machinery                                       0.7%
Industrial - Diversified                              0.7%
Heavy Construction                                    0.6%
Advertising                                           0.6%
Electric Utilities                                    0.6%
Transportation                                        0.5%
Institutional Money Market Funds                      0.5%
Forest Products & Paper                               0.4%
Telephone Systems                                     0.3%
Lodging                                               0.2%
Medical Supplies                                      0.2%
Electrical Equipment                                  0.2%
Construction                                          0.2%
Restaurants                                           0.2%
Airlines                                              0.2%
Computers & Information                               0.2%
Photographic Equipment & Supplies                     0.1%
Entertainment & Leisure                               0.1%
Computer Software & Processing                        0.0%
Office Equipment & Supplies                           0.0%
                                                    -----
TOTAL INVESTMENTS                                   107.8%
Other assets less liabilities                        (7.8)%
                                                    -----
TOTAL NET ASSETS                                    100.0%
                                                    =====

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

MODEL PORTFOLIO SAVINGS ORIENTED FUND

                                                           SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Equity
    Income Fund                                         2,652,872  $  15,864,174
   Vantagepoint Growth &
    Income Fund                                         2,176,608     15,758,645
   Vantagepoint Income
    Preservation Fund                                   1,038,976    103,897,649
   Vantagepoint International
    Fund                                                1,175,734      7,994,994
   Vantagepoint US
    Government Securities
    Fund                                                1,486,713     15,997,034
                                                                   -------------
                                                                     159,512,496
                                                                   -------------
TOTAL INVESTMENTS--100.0%
  (Cost $163,851,454)                                                159,512,496
Other assets less liabilities--(0.0%)                                    (15,931)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 159,496,565
                                                                   =============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

MODEL PORTFOLIO CONSERVATIVE GROWTH FUND

                                                           SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
    Opportunities Fund                                  2,222,968  $  13,938,011
   Vantagepoint Core Bond
    Index Fund Class I                                  2,698,458     28,225,871
   Vantagepoint Equity
    Income Fund                                         4,689,275     28,041,863
   Vantagepoint Growth &
    Income Fund                                         3,844,058     27,830,981
   Vantagepoint Growth
    Fund                                                4,424,309     27,740,419
   Vantagepoint Income
    Preservation Fund                                   1,409,341    140,934,080
   Vantagepoint International
    Fund                                                2,073,434     14,099,352
                                                                   -------------
                                                                     280,810,577
                                                                   -------------
TOTAL INVESTMENTS--100.0%
   (Cost $301,835,765)                                               280,810,577
Other assets less liabilities--(0.0%)                                    (24,009)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 280,786,568
                                                                   =============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

MODEL PORTFOLIO TRADITIONAL GROWTH FUND

                                                           SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
    Opportunities Fund                                  8,961,440  $  56,188,230
   Vantagepoint Core Bond
    Index Fund Class I                                  5,543,783     57,987,972
   Vantagepoint Equity
    Income Fund                                         9,475,053     56,660,817
   Vantagepoint Growth &
    Income Fund                                        11,574,074     83,796,299
   Vantagepoint Growth
    Fund                                               13,262,449     83,155,553
   Vantagepoint Income
    Preservation Fund                                   1,720,144    172,014,388
   Vantagepoint
    International Fund                                  8,352,226     56,795,138
                                                                   -------------
                                                                     566,598,397
                                                                   -------------
TOTAL INVESTMENTS--100.0%
   (Cost $664,250,819)                                               566,598,397
Other assets less liabilities--(0.0%)                                    (43,889)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 566,554,508
                                                                   =============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

MODEL PORTFOLIO LONG-TERM GROWTH FUND

                                                           SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
    Opportunities Fund                                 12,534,217  $  78,589,540
   Vantagepoint Core Bond
    Index Fund Class I                                 10,454,526    109,354,340
   Vantagepoint Equity
    Income Fund                                         8,817,996     52,731,614
   Vantagepoint Growth &
    Income Fund                                        14,407,392    104,309,518
   Vantagepoint Growth
    Fund                                               16,564,343    103,858,434
   Vantagepoint
    International Fund                                  7,807,561     53,091,413
   Vantagepoint Overseas
    Equity Index Fund
    Class I                                             4,216,675     26,818,051
                                                                   -------------
                                                                     528,752,910
                                                                   -------------
TOTAL INVESTMENTS--100.0%
   (Cost $683,867,401)                                               528,752,910
Other assets less liabilities--(0.0%)                                    (42,727)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 528,710,183
                                                                   =============

                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

MODEL PORTFOLIO ALL-EQUITY GROWTH FUND

                                                           SHARES          VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS--100.0%
--------------------------------------------------------------------------------
   Vantagepoint Aggressive
    Opportunities Fund                                  1,745,723  $  10,945,683
   Vantagepoint Equity
    Income Fund                                         1,374,108      8,217,165
   Vantagepoint Growth &
    Income Fund                                         1,508,149     10,918,999
   Vantagepoint Growth
    Fund                                                2,176,179     13,644,644
   Vantagepoint
    International Fund                                  1,626,411     11,059,596
                                                                   -------------
                                                                      54,786,087
                                                                   -------------
TOTAL INVESTMENTS--100.0%
   (Cost $67,638,615)                                                 54,786,087
Other assets less liabilities--(0.0%)                                     (6,998)
                                                                   -------------
NET ASSETS--100.0%                                                 $  54,779,089
                                                                   =============

                 See accompanying notes to financial statements.

                          Audited Financial Statements
                                       of
                           Master Investment Portfolio

                         INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Master Portfolio, Extended Index Master Portfolio, International Index Master Portfolio, S&P 500 Index Master Portfolio and U.S. Equity Index Master Portfolio, five portfolios of Master Investment Portfolio (the "Portfolios"), at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial statements of the Portfolios at December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 7, 2003

                           MASTER INVESTMENT PORTFOLIO

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                 EXTENDED    INTERNATIONAL      S&P 500        U.S. EQUITY
                                                BOND INDEX        INDEX          INDEX           INDEX            INDEX
                                                  MASTER         MASTER         MASTER          MASTER           MASTER
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               -------------  -------------  -------------  ---------------  ---------------
ASSETS
Investments at cost:
   Unaffiliated issuers                        $ 694,784,708  $ 203,434,973  $ 126,577,983  $ 2,783,787,551  $            --
                                               -------------  -------------  -------------  ---------------  ---------------
   Non-controlled affiliated issuers           $          --  $          --  $   1,202,439  $            --  $            --
                                               -------------  -------------  -------------  ---------------  ---------------
Foreign currency, at cost                      $          --  $          --  $     314,729  $            --  $            --
                                               -------------  -------------  -------------  ---------------  ---------------
Investments in securities, at value
   (including securities on loan(1)) (Note 1):
   Unaffiliated issuers                        $ 724,016,320  $ 142,548,501  $  94,160,360  $ 2,381,582,384  $   379,654,346
   Non-controlled affiliated issuers                      --             --      1,234,556               --               --
Cash pledged for margin requirements (Note 1)             --             --      1,047,634               --               --
Foreign currency, at value                                --             --        318,703               --               --
Receivables:
   Investment securities sold                      2,135,266         93,884         98,420               --               --
   Dividends and interest                          6,629,259        165,814        276,721        3,890,765               --
   Due from broker - variation margin                     --          7,650             --          146,195               --
Unrealized gain on forward foreign currency
   exchange contracts                                     --             --         53,654               --               --
                                               -------------  -------------  -------------  ---------------  ---------------
Total Assets                                     732,780,845    142,815,849     97,190,048    2,385,619,344      379,654,346
                                               -------------  -------------  -------------  ---------------  ---------------
LIABILITIES
Payables:
   Investment securities purchased                58,757,412        210,154        486,714               --               --
   Due to broker - variation margin                       --             --        967,579               --               --
   Collateral for securities loaned (Note 4)      42,834,635     11,353,317      4,729,279       45,475,450               --
   Due to Bank                                       613,362             --         30,097            1,736               --
   Advisory fees (Note 2)                             90,861         25,816         17,966          223,073           40,696
   Administration fees (Note 2)                           --         34,756         22,964               --           40,696
                                               -------------  -------------  -------------  ---------------  ---------------
Total Liabilities                                102,296,270     11,624,043      6,254,599       45,700,259           81,392
                                               -------------  -------------  -------------  ---------------  ---------------
NET ASSETS                                     $ 630,484,575  $ 131,191,806  $  90,935,449  $ 2,339,919,085  $   379,572,954
                                               =============  =============  =============  ===============  ===============

----------
(1) Securities on loan with market values of $41,953,891, $10,781,600, $4,441,500, $43,498,462 and $--, respectively. See Note 4.

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     EXTENDED    INTERNATIONAL      S&P 500        U.S. EQUITY
                                                    BOND INDEX        INDEX          INDEX           INDEX            INDEX
                                                      MASTER         MASTER         MASTER          MASTER           MASTER
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                   -------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME
Dividends(1)                                       $          --  $   1,680,806  $   1,917,524  $    40,333,823  $     6,358,761(2)
Interest                                              30,615,160         43,141         15,149        1,442,527          257,383(2)
Securities lending income                                 75,792         44,454         56,010           92,278               --
Expenses allocated from Master Portfolio
   (Note 1)                                                   --             --             --               --         (260,563)(2)
                                                   -------------  -------------  -------------  ---------------  ---------------
Total investment income                               30,690,952      1,768,401      1,988,683       41,868,628        6,355,581
                                                   -------------  -------------  -------------  ---------------  ---------------
EXPENSES (NOTE 2)

Advisory fees                                            458,620        117,244        137,255        1,291,462           43,427
Administration fees                                           --         29,311         91,503               --           43,233
                                                   -------------  -------------  -------------  ---------------  ---------------
Total expenses                                           458,620        146,555        228,758        1,291,462           86,660
                                                   -------------  -------------  -------------  ---------------  ---------------
NET INVESTMENT INCOME                                 30,232,332      1,621,846      1,759,925       40,577,166        6,268,921
                                                   -------------  -------------  -------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain (loss) on sale of investments        9,762,741     (6,790,654)    (6,476,929)    (236,862,884)     (42,334,208)(2)
Net realized loss on futures contracts                        --       (617,403)      (474,945)     (18,956,405)              --
Net realized gain on foreign currency transactions            --             --         18,684               --               --
Net increase from payments by affiliates (Note 2)             --             --         20,295               --               --
Net change in unrealized appreciation
   (depreciation) of investments                      16,148,940    (24,491,579)   (10,665,066)    (454,424,345)     (69,941,398)(2)
Net change in unrealized appreciation
   (depreciation) of futures contracts                        --        (59,420)       (20,887)      (2,667,819)              --
Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies                          --             --         74,418               --               --
                                                   -------------  -------------  -------------  ---------------  ---------------
NET GAIN (LOSS) ON INVESTMENTS                        25,911,681    (31,959,056)   (17,524,430)    (712,911,453)    (112,275,606)
                                                   -------------  -------------  -------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       $  56,144,013  $ (30,337,210) $ (15,764,505) $  (672,334,287) $  (106,006,685)
                                                   =============  =============  =============  ===============  ===============

----------
(1) Net of foreign withholding tax of $--, $1,167, $254,858, $113,931 and $15,650, respectively.
(2)  Allocated from underlying Master Portfolios.

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                     BOND INDEX MASTER PORTFOLIO    EXTENDED INDEX MASTER PORTFOLIO
                                   -------------------------------  -------------------------------
                                       FOR THE          FOR THE         FOR THE         FOR THE
                                     YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                        2002            2001              2002           2001
                                   --------------   --------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS:
   Net investment income           $   30,232,332   $   29,705,456   $   1,621,846   $   1,814,086
   Net realized gain (loss)             9,762,741        4,158,973      (7,408,057)     (3,951,315)
   Net change in unrealized
    appreciation (depreciation)        16,148,940        7,352,844     (24,550,999)    (16,994,665)
                                   --------------   --------------   -------------   -------------
Net increase (decrease) in
    net assets resulting from
    operations                         56,144,013       41,217,273     (30,337,210)    (19,131,894)
                                   --------------   --------------   -------------   -------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                      235,474,677      181,551,157      30,975,705      37,677,854
   Withdrawals                       (204,797,701)    (129,983,477)    (32,385,207)    (54,858,624)
                                   --------------   --------------   -------------   -------------
Net increase (decrease) in net
    assets resulting from
    interestholder transactions        30,676,976       51,567,680      (1,409,502)    (17,180,770)
                                   --------------   --------------   -------------   -------------
Increase (decrease) in net assets      86,820,989       92,784,953     (31,746,712)    (36,312,664)
                                   --------------   --------------   -------------   -------------
NET ASSETS:
Beginning of year                     543,663,586      450,878,633     162,938,518     199,251,182
                                   --------------   --------------   -------------   -------------
End of year                        $  630,484,575   $  543,663,586   $ 131,191,806   $ 162,938,518
                                   ==============   ==============   =============   =============

                                   INTERNATIONAL INDEX MASTER PORTFOLIO
                                   ------------------------------------
                                        FOR THE             FOR THE
                                      YEAR ENDED           YEAR ENDED
                                      DECEMBER 31,        DECEMBER 31,
                                         2002                2001
                                     -------------      -------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS:
   Net investment income             $   1,759,925      $   1,424,834
   Net realized gain (loss)             (6,912,895)        (4,519,519)
   Net change in unrealized
    appreciation (depreciation)        (10,611,535)       (20,462,098)
                                     -------------      -------------
Net increase (decrease) in
    net assets resulting from
    operations                         (15,764,505)       (23,556,783)
                                     -------------      -------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                        48,313,518         27,264,274
   Withdrawals                         (34,072,197)       (17,072,044)
                                     -------------      -------------
Net increase (decrease) in net
    assets resulting from
    interestholder transactions         14,241,321         10,192,230
                                     -------------      -------------
Increase (decrease) in net assets       (1,523,184)       (13,364,553)
                                     -------------      -------------
NET ASSETS:
Beginning of year                       92,458,633        105,823,186
                                     -------------      -------------
End of year                          $  90,935,449      $  92,458,633
                                     =============      =============

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         S&P 500 INDEX MASTER PORTFOLIO     U.S. EQUITY INDEX MASTER PORTFOLIO
                                                        ---------------------------------   ----------------------------------
                                                             FOR THE          FOR THE             FOR THE          FOR THE
                                                           YEAR ENDED       YEAR ENDED          YEAR ENDED       YEAR ENDED
                                                          DECEMBER 31,     DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                                              2002             2001                2002             2001
                                                        ---------------   ---------------     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                                $    40,577,166   $    37,024,939     $    6,268,921   $    6,308,497
   Net realized loss                                       (255,819,289)      (12,632,674)       (42,334,208)     (11,289,846)
   Net change in unrealized appreciation (depreciation)    (457,092,164)     (404,143,934)       (69,941,398)     (60,134,004)
                                                        ---------------   ---------------     --------------   --------------
Net decrease in net assets resulting from operations       (672,334,287)     (379,751,669)      (106,006,685)     (65,115,353)
                                                        ---------------   ---------------     --------------   --------------
INTERESTHOLDER TRANSACTIONS:
   Contributions                                          1,124,925,648       931,988,808         51,638,612       72,159,296
   Withdrawals                                             (904,586,226)     (988,412,872)       (67,100,403)     (79,455,509)
                                                        ---------------   ---------------     --------------   --------------
Net increase (decrease) in net assets resulting from
   interestholder transactions                              220,339,422       (56,424,064)       (15,461,791)      (7,296,213)
                                                        ---------------   ---------------     --------------   --------------
Decrease in net assets                                     (451,994,865)     (436,175,733)      (121,468,476)     (72,411,566)
                                                        ---------------   ---------------     --------------   --------------
NET ASSETS:
Beginning of year                                         2,791,913,950     3,228,089,683        501,041,430      573,452,996
                                                        ---------------   ---------------     --------------   --------------
End of year                                             $ 2,339,919,085   $ 2,791,913,950     $  379,572,954   $  501,041,430
                                                        ===============   ===============     ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                        NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Bond Index, Extended Index, International Index, S&P 500 Index and U.S. Equity Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The U.S. Equity Index Master Portfolio seeks to achieve its investment objective by investing all of its assets in the Extended Index and S&P 500 Index Master Portfolios. The value of the U.S. Equity Index Master Portfolio's investment in the Extended Index and S&P 500 Index Master Portfolios reflects the U.S. Equity Index Master Portfolio's interest in the net assets of these Master Portfolios (59.84% and 12.87%, respectively, as of December 31, 2002).

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount on debt securities purchased using a constant yield to maturity method.

     The U.S. Equity Index Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Extended Index and S&P 500 Index Master Portfolios. The expenses allocated from Master Portfolios on the Statement of Operations include Advisory and Administration fees of $242,705 and $17,858, respectively, allocated from the Extended Index and S&P 500 Index Master Portfolios. In addition, the U.S. Equity Index Master Portfolio accrues its own expenses.

   FOREIGN CURRENCY TRANSLATION

     The accounting records of each Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

   FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   FUTURES CONTRACTS

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange

Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     At December 31, 2002, the open futures contracts outstanding were as follows:

                         NUMBER OF        FUTURES       EXPIRATION        NOTIONAL       NET UNREALIZED
MASTER PORTFOLIO         CONTRACTS         INDEX           DATE        CONTRACT VALUE     DEPRECIATION
----------------         ---------        -------       ----------     --------------    --------------
Extended Index                          S&P MidCap
   Master Portfolio          6          400               03/20/03       $  1,289,700     $    (18,170)
                                                                                          ============

International Index
   Master Portfolio         12          Euro 50           03/20/03       $    301,598     $     (9,406)
                             4          FTSE 100          03/20/03            251,885           (1,971)
                            12          Nikkei 300        03/20/03            166,647           (3,399)
                                                                                          ------------
                                                                                          $    (14,776)
                                                                                          ============

S&P 500 Index
   Master Portfolio        361          S&P 500           03/20/03       $ 79,320,725     $ (2,398,295)
                                                                                          ============

     The Extended Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills for initial margin requirements with face amounts of $100,000 and $8,150,000, respectively.

     The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $1,047,634 for initial margin requirements.

   REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios held repurchase agreements at December 31, 2002.

   FORWARD CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2002, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

   FORWARD FOREIGN CURRENCY CONTRACTS

                             FOREIGN                         FOREIGN                          NET
                            CURRENCY        EXCHANGE        CURRENCY       U.S. DOLLAR    UNREALIZED
CURRENCY                 PURCHASED/SOLD       DATE        COST/PROCEEDS       VALUE          GAIN
--------                 --------------     --------      -------------    -----------    ----------
PURCHASE CONTRACTS
British Pound Sterling         250,536       02/7/03         $ 389,574       $ 402,239    $   12,665
Euro                           707,517       02/7/03           703,887         741,257        37,370
Japanese Yen                17,042,460       02/7/03           140,205         143,824         3,619
                                                                                          ----------
                                                                                 TOTAL    $   53,654
                                                                                          ==========

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio and 0.08%, 0.08%, 0.05%, and 0.01% of the average daily net assets of the Bond Index, Extended Index, S&P 500 Index, and U.S. Equity Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administrative services arrangements with BGI and Stephens as co-administrators who have agreed jointly to provide general administrative services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% and 0.01% of the average daily net assets of the Extended Index and U.S. Equity Index Master Portfolios, respectively, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the International Index Master Portfolio. Stephens and BGI are not entitled to compensation for providing administration services to the S&P 500 Index and the Bond Index Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI and Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2002, BGIS received $330 in brokerage commissions from the International Index Master Portfolio.

     As a result of using an index approach to investing, the International Index Master Portfolio held shares of Barclays PLC, with a current market value of $677,640, as of December 31, 2002. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

     The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of December 31, 2002, the International Index Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP.

     Transactions in shares of affiliated ETFs for the International Index Master Portfolio, including dividend income and net realized capital gains (losses) during the year ended December 31, 2002 were as follows:

                                 NUMBER OF                              NUMBER OF
                                SHARES HELD                            SHARES HELD                   NET
                                 BEGINNING      GROSS        GROSS        END OF      DIVIDEND     REALIZED
AFFILIATED ETF                   OF PERIOD    ADDITIONS   REDUCTIONS      PERIOD       INCOME       LOSS
--------------                  ----------    ---------   ----------    ----------    --------    ---------
iShares MSCI EAFE Index Fund        --          65,126      52,657        12,469      $ 23,471    $ (93,620)

     Pursuant to Rule 17a-7 of the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the year ended December 31, 2002. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. The Board has concluded that all such transactions were done in compliance with the requirements and restrictions set forth by Rule 17a-7.

     BGFA made a voluntary reimbursement to the International Index Master Portfolio of $20,295, to compensate the Master Portfolio for a loss incurred in executing investment transactions.

     Certain officers and trustees of MIP are also officers or employees of Stephens and BGI. As of December 31, 2002 these officers or employees of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the year ended December 31, 2002 were as follows:

                                   U.S. GOVERNMENT OBLIGATIONS             OTHER SECURITIES
                                --------------------------------    ---------------------------------
MASTER PORTFOLIO                  PURCHASES            SALES         PURCHASES              SALES
----------------                -------------      -------------    ------------        -------------
Bond Index Master Portfolio     $ 718,238,470      $ 514,162,741    $ 98,945,936        $ 152,236,750
Extended Index Master
  Portfolio                                --                 --      21,689,283           19,820,410
International Index Master
  Portfolio                                --                 --      33,200,999           18,097,138
S&P 500 Index Master
  Portfolio                                --                 --     491,534,041          300,747,965

     At December 31, 2002, the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                       NET UNREALIZED
                                                    UNREALIZED        UNREALIZED        APPRECIATION
MASTER PORTFOLIO                   TAX COST        APPRECIATION      DEPRECIATION       (DEPRECIATION)
----------------                --------------    -------------     ------------       ---------------
Bond Index Master Portfolio     $  697,172,011    $  27,359,067     $    (514,758)     $   26,844,309
Extended Index Master
  Portfolio                        204,305,353       23,080,985       (84,837,837)        (61,756,852)
International Index Master
  Portfolio                        131,540,223               --       (36,145,307)        (36,145,307)
S&P 500 Index Master
  Portfolio                      2,891,970,317       94,505,075      (604,893,008)       (510,387,933)

4.   PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2002, certain Master Portfolios had loaned securities which were collateralized by cash. The cash collateral was invested in money market mutual funds. The market value of the securities on loan at December 31, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    PERIOD ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    FEBRUARY 28,   FEBRUARY 28,
                                        2002             2001             2000           1999            1999           1998
                                    ------------     ------------     ------------   ------------    ------------   ------------
BOND INDEX MASTER PORTFOLIO
   Ratio of expenses to average
     net assets(4)                     0.08%            0.08%              0.08%       0.08%(1)          0.08%          0.08%
   Ratio of net investment income
     to average net assets(4)          5.27%            5.98%(7)           6.73%       6.44%(1)          6.31%          6.73%
   Portfolio turnover rate              118%              53%                52%         25%(1)            28%            59%
   Total return                       10.05%            8.94%             11.91%      (0.67)%(1)(5)      6.39%         10.51%
EXTENDED INDEX MASTER
   PORTFOLIO
   Ratio of expenses to average
     net assets(4)                     0.10%            0.10%              0.10%       0.10%(2)           N/A            N/A
   Ratio of net investment income
     to average net assets(4)          1.11%            1.08%              0.93%       1.26%(2)           N/A            N/A
   Portfolio turnover rate               14%              17%                38%         17%(2)           N/A            N/A
   Total return                      (18.01)%          (9.44)%           (14.53)%     36.30%(2)(5)        N/A            N/A
INTERNATIONAL INDEX MASTER
   PORTFOLIO
   Ratio of expenses to average
     net assets(4)                     0.25%            0.25%              0.25%       0.25%(3)           N/A            N/A
   Ratio of net investment income
     to average net assets(4)          1.92%            1.50%              1.47%       0.82%(3)           N/A            N/A
   Portfolio turnover rate               20%               7%                45%         39%(3)           N/A            N/A
   Total return                      (16.36)%(9)      (21.35)%           (14.85)%     20.50%(3)(5)        N/A            N/A
S&P 500 INDEX MASTER
   PORTFOLIO
   Ratio of expenses to average
     net assets(4)                     0.05%            0.05%              0.05%       0.05%(1)          0.05%          0.05%
   Ratio of net investment income
     to average net assets(4)          1.57%            1.31%              1.22%       1.44%(1)          1.61%          1.89%
   Portfolio turnover rate               12%               9%                10%          7%(1)            11%             6%
   Total return                      (22.05)%         (11.96)%            (9.19)%     19.82%(1)(5)      19.65%         34.77%
U.S. EQUITY INDEX MASTER
   PORTFOLIO
   Ratio of expenses to average
     net assets(4)(6)                  0.08%            0.09%              0.08%       0.08%(2)           N/A            N/A
   Ratio of net investment income
     to average net assets(4)(6)       1.45%            1.37%              1.13%       1.39%(2)           N/A            N/A
   Portfolio turnover rate(8)            12%              11%                17%          9%(2)           N/A            N/A
   Total return                      (20.50)%         (11.51)%           (10.54)%     21.40%(2)(5)        N/A            N/A

----------
(1) For the ten months ended December 31, 1999. The Bond Index and S&P 500 Index Master Portfolios changed their fiscal year end from February 28 to December 31.
(2) Period from March 1, 1999 (commencement of operations) to December 31, 1999.
(3) Period from October 1, 1999 (commencement of operations) to December 31,
    1999.
(4) Annualized for periods of less than one year.
(5) Not annualized.
(6) Includes expenses allocated from the underlying Master Portfolios in which this Master Portfolio invests (see Note 1).
(7) Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%. Ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in policy.
(8) Calculated on a weighted average of the portfolio turnover rates of each of the underlying Master Portfolios in which this Master Portfolio invests (see
    Note 1).
(9) The voluntary reimbursement made by the investment advisor had no material impact on the total return for the year (see Note 2).

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

BOND INDEX MASTER PORTFOLIO

SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--27.21%
--------------------------------------------------------------------------------------
AEROSPACE / DEFENSE--0.60%
   Goodrich (B.F.) Co.
    6.45%, 12/15/07                                  $       100,000   $       102,064
   Lockheed Martin Corp.
    8.20%, 12/01/09                                        1,000,000         1,235,808
   Northrop Grumman Corp.
    7.75%, 02/15/31                                          250,000           299,716
   Raytheon Co.
    7.38%, 07/15/25                                        1,000,000         1,073,018
   United Technologies Corp.
    6.63%, 11/15/04                                        1,000,000         1,082,155
                                                                       ---------------
                                                                             3,792,761
                                                                       ---------------
AIRLINES--0.23%
   American Airlines Inc.
    7.02%, 10/15/09                                          157,000           149,082
   Continental Airlines Inc.
    6.65%, 09/15/17                                          886,881           774,838
   Delta Air Lines Inc.
    7.57%, 11/18/10                                          500,000           499,483
                                                                       ---------------
                                                                             1,423,403
                                                                       ---------------
AUTO MANUFACTURERS--0.40%
   DaimlerChrysler NA Holding Corp.
    7.20%, 09/01/09                                          500,000           555,868
    8.50%, 01/18/31                                          500,000           615,358
   Ford Motor Company
    6.63%, 10/01/28                                        1,125,000           897,000
   General Motors Corp.
    6.75%, 05/01/28                                          500,000           435,422
                                                                       ---------------
                                                                             2,503,648
                                                                       ---------------
BANKS--7.11%
   ABN Amro Bank NV
    7.13%, 06/18/07                                          250,000           280,637
   Anthem Inc.
    6.80%, 08/01/12                                          250,000           272,025
   Banco Santander Central Hispano Issuances
    7.63%, 09/14/10                                          500,000           568,716
   Bank of America Corp.
    6.25%, 04/01/08                                        1,000,000         1,121,530
   Bank of Tokyo-Mitsubishi Ltd.
    8.40%, 04/15/10                                          250,000           295,818
   Bank One Corp.
    5.90%, 11/15/11                                        1,000,000         1,084,090
   BankBoston Corp.
    6.50%, 12/19/07                                          500,000           557,390
   Bankers Trust Corp.
    7.25%, 10/15/11                                          250,000           281,821
   Chase Manhattan Corp.
    5.75%, 04/15/04                                        1,000,000         1,040,875
   Credit Suisse First Boston
    5.75%, 04/15/07                                          500,000           535,240
    6.38%, 12/16/35                                        1,000,000         1,115,306
    6.50%, 01/15/12                                          500,000           534,379
   European Investment Bank
    4.00%, 08/30/05                                          500,000           526,712
    4.63%, 03/01/07                                        1,000,000         1,072,063
   First Union Capital Corp.
    8.04%, 12/01/26                                        1,000,000         1,127,616
   First Union Corp.
    6.63%, 07/15/05                                          500,000           547,973
   First Union National Bank
    7.74%, 05/17/32                                        1,584,633         1,791,573
   Fleet Credit Card Master Trust II
    3.86%, 03/15/07                                        6,870,000         7,101,713
   Household Finance Corp.
    6.40%, 06/17/08                                  $       250,000   $       266,584
   HSBC Holdings PLC
    5.25%, 12/12/12                                          250,000           256,245
   HSBC USA Inc.
    7.00%, 11/01/06                                          250,000           280,648
   International Bank for Reconstruction &
    Development
    4.13%, 08/12/09                                          500,000           520,969
    6.38%, 07/21/05                                        1,000,000         1,106,068
    7.00%, 01/27/05                                        1,500,000         1,657,201
   John Deere Capital Corp.
    7.00%, 03/15/12                                          500,000           579,713
   KeyCorp
    6.75%, 03/15/06                                        1,500,000         1,648,296
   KFW International Finance Inc.
    7.63%, 02/15/04                                        1,000,000         1,057,363
    8.00%, 02/15/10                                          250,000           298,080
   Korea Development Bank
    7.13%, 04/22/04                                        1,000,000         1,063,030
   LB Commercial Conduit Mortgage Trust
    6.78%, 06/15/31                                        6,000,000         6,830,780
   Lehman Brothers Holdings
    6.63%, 04/01/04                                          250,000           263,559
   Mellon Funding Corp.
    6.38%, 02/15/10                                          500,000           560,140
   National City Corp.
    7.20%, 05/15/05                                          500,000           550,082
   NationsBank Corp.
    7.75%, 08/15/15                                        1,000,000         1,230,080
   PNC Funding Corp.
    5.75%, 08/01/06                                          250,000           267,613
   Regency Centers LP
    7.40%, 04/01/04                                          250,000           263,841
   Royal Bank of Scotland Group PLC
    5.00%, 10/01/14                                          250,000           251,692
   Sanwa Bank Ltd.
    7.40%, 06/15/11                                          250,000           246,396
   Simon Property Group LP
(1) 6.35%, 08/28/12                                          250,000           260,716
   SLM Corp.
    5.13%, 08/27/12                                          250,000           256,403
   Sprint Capital Corp.
    8.38%, 03/15/12                                          500,000           497,500
   SunTrust Banks Inc.
    5.05%, 07/01/07                                          500,000           536,319
   Tyco Capital Corp.
    7.63%, 08/16/05                                        1,045,000         1,124,265
   Union Bank of Switzerland
    7.25%, 07/15/06                                          250,000           283,180
   US Bank NA Minnesota
    6.38%, 08/01/11                                        1,000,000         1,121,554
   Wells Fargo & Company
    6.63%, 07/15/04                                          500,000           534,878
   Wells Fargo Bank NA
    7.55%, 06/21/10                                        1,000,000         1,190,034
                                                                       ---------------
                                                                            44,858,706
                                                                       ---------------
BEVERAGES--0.48%
   Anheuser-Busch Companies Inc.
    6.80%, 01/15/31                                          500,000           583,550
   Bottling Group LLC
(1) 4.63%, 11/15/12                                          100,000            99,955
   Coca-Cola Enterprises Inc.
    5.25%, 05/15/07                                          500,000           537,574
    6.13%, 08/15/11                                          250,000           276,273
    8.50%, 02/01/22                                          250,000           323,459
   Diageo Capital PLC
    6.13%, 08/15/05                                        1,000,000         1,094,911

SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------------
   PepsiAmericas Inc.
    3.88%, 09/12/07                                  $       100,000   $       101,721
                                                                       ---------------
                                                                             3,017,443
                                                                       ---------------
BUILDING MATERIALS--0.04%
   Masco Corp.
    5.88%, 07/15/12                                          250,000           262,929
                                                                       ---------------
                                                                               262,929
                                                                       ---------------
CHEMICALS--0.25%
   Chevron Phillips Chemical Co.
    5.38%, 06/15/07                                          500,000           523,979
   Dow Chemical Co. (The)
    6.00%, 10/01/12                                          250,000           255,501
    8.63%, 04/01/06                                          500,000           561,014
   Du Pont (E.I.) de Nemours
    6.75%, 10/15/04                                          250,000           271,281
                                                                       ---------------
                                                                             1,611,775
                                                                       ---------------
COMMERCIAL SERVICES--0.04%
   Hertz Corp.
    8.25%, 06/01/05                                          250,000           254,022
                                                                       ---------------
                                                                               254,022
                                                                       ---------------
COMPUTER SYSTEMS--0.02%
   Computer Sciences Corp.
    7.38%, 06/15/11                                          100,000           114,631
                                                                       ---------------
                                                                               114,631
                                                                       ---------------
COMPUTERS--0.33%
   Hewlett-Packard Co.
    5.50%, 07/01/07                                          500,000           536,245
   International Business Machines Corp.
    4.75%, 11/29/12                                          500,000           501,935
    4.88%, 10/01/06                                        1,000,000         1,067,194
                                                                       ---------------
                                                                             2,105,374
                                                                       ---------------
COSMETICS / PERSONAL CARE--0.19%
   Procter & Gamble Co.
    6.88%, 09/15/09                                        1,000,000         1,179,537
                                                                       ---------------
                                                                             1,179,537
                                                                       ---------------
DISTRIBUTION / WHOLESALE--0.04%
   Costco Wholesale Corp.
    5.50%, 03/15/07                                          250,000           269,020
                                                                       ---------------
                                                                               269,020
                                                                       ---------------
DIVERSIFIED FINANCIAL SERVICES--6.57%
   American Express Co.
    3.75%, 11/20/07                                          250,000           253,046
   American General Finance Corp.
    5.88%, 07/14/06                                        1,000,000         1,076,455
   Associates Corp. NA
    6.88%, 11/15/08                                          410,000           464,583
    6.95%, 11/01/18                                          250,000           283,282
   AXA Financial Inc.
    7.75%, 08/01/10                                        1,000,000         1,131,546
   Bear Stearns Companies Inc.
    6.63%, 10/01/04                                        1,000,000         1,073,494
   Boeing Capital Corp.
    5.65%, 05/15/06                                        1,500,000         1,571,728
   BP Capital Market PLC
    4.00%, 04/29/05                                          250,000           261,326
   Burlington Resources Finance
    7.20%, 08/15/31                                          250,000           286,231
   Capital One Bank
    6.88%, 02/01/06                                  $     1,000,000   $       967,452
   Citigroup Inc.
    5.70%, 02/06/04                                          500,000           520,078
    6.00%, 02/21/12                                          500,000           548,698
    6.63%, 06/15/32                                          250,000           272,932
    6.75%, 12/01/05                                        1,000,000         1,111,975
    7.25%, 10/01/10                                          500,000           580,434
   Countrywide Home Loans Inc.
    3.50%, 12/19/05                                          250,000           252,218
    5.63%, 05/15/07                                          500,000           534,812
   Ford Credit Auto Owner Trust
    3.62%, 01/15/06                                        1,000,000         1,019,849
    4.36%, 09/15/36                                        2,000,000         2,094,604
   Ford Motor Credit Co.
    6.88%, 02/01/06                                        1,000,000         1,001,752
    7.25%, 10/25/11                                          500,000           485,838
    7.50%, 03/15/05                                        1,000,000         1,020,264
    7.88%, 06/15/10                                        1,000,000         1,006,264
   FPL Group Capital Inc.
    7.38%, 06/01/09                                          100,000           110,701
   General Electric Capital Corp.
    5.38%, 03/15/07                                        1,100,000         1,177,476
    6.50%, 12/10/07                                        1,000,000         1,127,721
    6.75%, 03/15/32                                        1,000,000         1,105,590
   General Motors Acceptance Corp.
    5.71%, 10/15/38                                        1,000,000         1,078,196
    6.13%, 09/15/06                                          500,000           508,063
    6.75%, 01/15/06                                        1,000,000         1,035,621
    6.88%, 09/15/11                                        1,000,000           997,260
    7.25%, 03/02/11                                          500,000           509,515
    7.72%, 12/15/09                                        1,707,000         2,031,799
   Goldman Sachs Group Inc.
    5.70%, 09/01/12                                          250,000           260,011
    6.60%, 01/15/12                                          250,000           276,249
    6.88%, 01/15/11                                          250,000           279,060
    7.63%, 08/17/05                                          500,000           563,880
   Household Finance Corp.
    5.75%, 01/30/07                                          250,000           261,654
    6.50%, 01/24/06                                          750,000           798,691
    8.00%, 07/15/10                                        1,000,000         1,129,687
   JP Morgan Chase & Co.
    6.75%, 02/01/11                                        1,000,000         1,087,219
   Lehman Brothers Inc.
    7.63%, 06/01/06                                        1,000,000         1,130,338
   MBNA America Bank NA
    5.38%, 01/15/08                                          500,000           513,002
   Merrill Lynch & Co. Inc.
    4.00%, 11/15/07                                          100,000           101,020
    6.00%, 02/17/09                                        1,000,000         1,086,544
   Morgan Stanley
    6.02%, 02/15/33                                          564,103           603,792
    7.75%, 06/15/05                                        1,000,000         1,115,711
    8.00%, 06/15/10                                        1,000,000         1,187,880
   National Rural Utilities
    6.50%, 03/01/07                                          500,000           550,041
    7.25%, 03/01/12                                          500,000           573,459
   Sears Roebuck Acceptance Corp.
    7.00%, 06/01/32                                          500,000           419,146
   Textron Finance Corp.
    6.00%, 11/20/09                                          200,000           208,537
   Toyota Motor Credit Corp.
    2.80%, 01/18/06                                          100,000           100,889
   Verizon Global Funding Corp.
    7.75%, 12/01/30                                          500,000           582,278
   Washington Mutual Inc.
    7.50%, 08/15/06                                        1,000,000         1,124,461
                                                                       ---------------
                                                                            41,454,352
                                                                       ---------------

SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------------
ELECTRIC--1.28%
   American Electric Power Inc., Series A
    6.13%, 05/15/06                                  $       100,000   $        98,480
   Commonwealth Edison
    7.00%, 07/01/05                                          500,000           551,742
   Consolidated Edison Inc.
    4.88%, 02/01/13                                          200,000           202,773
   Constellation Energy Group
    7.60%, 04/01/32                                          250,000           255,527
   Consumers Energy Co.
    6.00%, 03/15/05                                          500,000           495,623
   Dominion Resources Inc.
    7.63%, 07/15/05                                          500,000           548,508
    8.13%, 06/15/10                                          500,000           581,700
   DTE Energy Co.
    7.05%, 06/01/11                                          500,000           554,890
   FirstEnergy Corp.
    5.50%, 11/15/06                                          500,000           502,823
    7.38%, 11/15/31                                          250,000           242,346
   Florida Power & Light Co.
    4.85%, 02/01/13                                          150,000           153,231
   KN Energy Inc.
    7.25%, 03/01/28                                          250,000           255,520
   MidAmerican Energy Co.
    6.75%, 12/30/31                                          250,000           260,181
   Niagara Mohawk Power Corp.
    7.63%, 10/01/05                                          529,268           586,435
   Northern States Power Co.
(1) 8.00%, 08/28/12                                          250,000           283,405
   Oncor Electric Delivery
(1) 6.38%, 05/01/12                                          500,000           514,981
   Progress Energy Inc.
    7.75%, 03/01/31                                          500,000           568,266
   PSEG Energy Holdings Inc.
    8.50%, 06/15/11                                          250,000           203,750
   Union Electric Co.
    5.25%, 09/01/12                                          100,000           104,775
   Wisconsin Energy Corp.
    5.88%, 04/01/06                                          500,000           543,299
    6.50%, 04/01/11                                          500,000           554,493
                                                                       ---------------
                                                                             8,062,748
                                                                       ---------------
FOOD--1.19%
   Albertson's Inc.
    7.45%, 08/01/29                                          500,000           552,215
   Archer-Daniels-Midland Co.
    8.38%, 04/15/17                                          500,000           656,716
   ConAgra Foods Inc.
    6.00%, 09/15/06                                          500,000           547,127
    7.40%, 09/15/04                                          500,000           541,793
   General Mills Inc.
    5.13%, 02/15/07                                        1,000,000         1,062,432
   Heinz (H.J.) Co.
(1) 6.63%, 07/15/11                                          250,000           282,918
   Kellogg Co.
    6.60%, 04/01/11                                        1,000,000         1,126,245
   Kraft Foods Inc.
    5.63%, 11/01/11                                          500,000           534,532
    6.50%, 11/01/31                                          500,000           549,425
   McDonald's Corp.
    3.88%, 08/15/07                                          250,000           255,796
   Safeway Inc.
    6.50%, 11/15/08                                        1,000,000         1,101,646
   Tyson Foods Inc.
    8.25%, 10/01/11                                  $       250,000   $       295,579
                                                                       ---------------
                                                                             7,506,424
                                                                       ---------------
FOREST PRODUCTS & PAPER--0.39%
   International Paper Co.
    6.75%, 09/01/11                                          500,000           556,355
   MeadWestvaco Corp.
    6.85%, 04/01/12                                          250,000           277,407
   Weyerhaeuser Co.
    6.00%, 08/01/06                                          500,000           527,597
    6.13%, 03/15/07                                        1,000,000         1,070,588
                                                                       ---------------
                                                                             2,431,947
                                                                       ---------------
GAS--0.11%
   KeySpan Corp.
    7.63%, 11/15/10                                          500,000           592,383
   Southern California Gas Co.
    4.80%, 10/01/12                                          100,000           100,708
                                                                       ---------------
                                                                               693,091
                                                                       ---------------
HAND / MACHINE TOOLS--0.02%
   Emerson Electric Co.
    5.00%, 12/15/14                                          150,000           152,970
                                                                       ---------------
HEALTH CARE--0.04%
   Tenet Healthcare Corp.
    5.00%, 07/01/07                                          250,000           226,250
                                                                       ---------------
HOUSEHOLD PRODUCTS / WARES--0.19%
   Newell Rubbermaid Inc.
    4.63%, 12/15/09                                          100,000           102,012
   Unilever Capital Corp.
    6.88%, 11/01/05                                        1,000,000         1,121,218
                                                                       ---------------
                                                                             1,223,230
                                                                       ---------------
INSURANCE--0.20%
   Allstate Corp.
    7.20%, 12/01/09                                        1,000,000         1,159,727
   MetLife Inc.
    6.50%, 12/15/32                                          100,000           103,793
                                                                       ---------------
                                                                             1,263,520
                                                                       ---------------
MACHINERY-CONSTRUCTION & MINING--0.19%
   Caterpillar Inc.
    7.25%, 09/15/09                                        1,000,000         1,171,235
                                                                       ---------------
MANUFACTURING--0.10%
   Norsk Hydro ASA
    6.36%, 01/15/09                                          590,000           640,028
                                                                       ---------------
MEDIA--0.97%
   AOL Time Warner Inc.
    6.88%, 05/01/12                                          500,000           528,052
   Comcast Cable Communications
    8.38%, 05/01/07                                          500,000           560,982
   Liberty Media Corp.
    7.88%, 07/15/09                                          500,000           542,258
   TCI Communications Inc.
    8.75%, 08/01/15                                        1,000,000         1,150,993
   Time Warner Entertainment Co.
    8.38%, 03/15/23                                        1,000,000         1,125,281
   Viacom Inc.
    5.63%, 08/15/12                                          250,000           266,708
    7.75%, 06/01/05                                        1,000,000         1,120,353
   Walt Disney Co. (The)
    6.38%, 03/01/12                                          250,000           273,443
    6.75%, 03/30/06                                          500,000           546,025
                                                                       ---------------
                                                                             6,114,095
                                                                       ---------------

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

SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------------
MINING--0.19%
   Alcoa Inc.
    7.38%, 08/01/10                                  $     1,000,000   $     1,182,055
                                                                       ---------------
MULTI-NATIONAL--0.47%
   Asian Development Bank
    6.75%, 06/11/07                                        1,000,000         1,152,942
   Inter-American Development Bank
    7.38%, 01/15/10                                        1,000,000         1,233,949
    8.50%, 03/15/11                                          450,000           581,594
                                                                       ---------------
                                                                             2,968,485
                                                                       ---------------
OFFICE / BUSINESS EQUIPMENT--0.02%
   Pitney Bowes Inc.
    5.95%, 02/01/05                                          150,000           161,057
                                                                       ---------------
OIL & GAS PRODUCERS--1.15%
   Amerada Hess Corp.
    7.30%, 08/15/31                                          500,000           543,339
   Anadarko Petroleum Corp.
    7.15%, 05/15/28                                          500,000           554,091
   Conoco Funding Co.
    6.35%, 10/15/11                                          500,000           558,340
   Conoco Inc.
    5.90%, 04/15/04                                        1,000,000         1,046,794
   Devon Financing Corp. ULC
    6.88%, 09/30/11                                        1,000,000         1,113,857
   Marathon Oil Corp.
    6.13%, 03/15/12                                          500,000           533,034
   Occidental Petroleum Corp.
    7.20%, 04/01/28                                          250,000           280,269
   Petroleos Mexicanos
    9.38%, 12/02/08                                        1,000,000         1,155,000
   Phillips 66 Capital Trust II
    8.00%, 01/15/37                                        1,000,000         1,082,412
   Transocean Inc.
    6.75%, 04/15/05                                          250,000           270,128
   Union Oil Co. of California
    5.05%, 10/01/12                                          100,000            99,954
                                                                       ---------------
                                                                             7,237,218
                                                                       ---------------
PHARMACEUTICALS--0.21%
   Abbott Laboratories
    5.13%, 07/01/04                                          250,000           262,437
   American Home Products Corp.
    6.25%, 03/15/06                                          500,000           543,223
   Bristol-Myers Squibb Co.
    5.75%, 10/01/11                                          500,000           532,428
                                                                       ---------------
                                                                             1,338,088
                                                                       ---------------
PIPELINES--0.25%
   Duke Energy Field Services Corp.
    7.50%, 08/16/05                                          500,000           527,066
    7.88%, 08/16/10                                          500,000           529,162
   Kinder Morgan Energy Partners LP
    5.35%, 08/15/07                                          500,000           523,203
                                                                       ---------------
                                                                             1,579,431
                                                                       ---------------
PUBLISHING--0.17%
   News America Holdings Inc.
    7.60%, 10/11/15                                        1,000,000         1,055,996
                                                                       ---------------
REAL ESTATE--0.09%
   EOP Operating LP
    7.00%, 07/15/11                                          500,000           544,782
                                                                       ---------------
REAL ESTATE INVESTMENT TRUSTS--0.02%
   Archstone-Smith Trust
    5.00%, 08/15/07                                  $       100,000   $       102,088
                                                                       ---------------
RETAIL--0.52%
   Fred Meyer Inc.
    7.45%, 03/01/08                                        1,000,000         1,136,628
   May Department Stores Co.
    7.90%, 10/15/07                                          250,000           292,170
   Target Corp.
    7.00%, 07/15/31                                          500,000           566,392
   Wal-Mart Stores Inc.
    7.55%, 02/15/30                                        1,000,000         1,263,581
                                                                       ---------------
                                                                             3,258,771
                                                                       ---------------
TELECOMMUNICATION EQUIPMENT--0.08%
   Motorola Inc.
    6.75%, 02/01/06                                          500,000           517,500

TELECOMMUNICATIONS--0.86%
   Alltel Corp.
    7.00%, 07/01/12                                          250,000           288,114
   AT&T Wireless Services Inc.
    7.88%, 03/01/11                                          750,000           753,750
   British Telecom PLC
    7.88%, 12/15/05                                          500,000           563,853
    8.38%, 12/15/10                                          500,000           599,449
   Citizens Communications
    8.50%, 05/15/06                                          500,000           553,698
   Cox Communications Inc.
    7.50%, 08/15/04                                        1,000,000         1,062,503
   Verizon Wireless Inc.
    5.38%, 12/15/06                                        1,000,000         1,044,686
   Vodafone Group PLC
    7.75%, 02/15/10                                          500,000           589,693
                                                                       ---------------
                                                                             5,455,746
                                                                       ---------------
TELEPHONE--1.26%
   AT&T Corp.
    6.50%, 11/15/06                                          500,000           534,402
    8.50%, 11/15/31                                          500,000           551,117
   BellSouth Corp.
    6.00%, 10/15/11                                          500,000           548,292
    6.88%, 10/15/31                                          500,000           560,442
   Deutsche Telekom International Finance AG
    8.50%, 06/15/10                                        1,000,000         1,151,734
   France Telecom SA
    8.70%, 03/01/06                                          200,000           218,973
    9.25%, 03/01/11                                          250,000           289,068
    10.00%, 03/01/31                                         250,000           304,334
   Koninklijke KPN NV
    8.00%, 10/01/10                                          500,000           585,538
   Pacific Bell
    7.13%, 03/15/26                                          500,000           577,356
   Sprint Capital Corp.
    6.13%, 11/15/08                                        1,000,000           910,000
   Telefonica Europe BV
    8.25%, 09/15/30                                          500,000           614,043
   Verizon New York Inc.
    7.38%, 04/01/32                                          500,000           578,188
   Verizon Pennsylvania Inc.
    5.65%, 11/15/11                                          500,000           524,237
                                                                       ---------------
                                                                             7,947,724
                                                                       ---------------

SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--(CONTINUED)
--------------------------------------------------------------------------------------
TOBACCO--0.13%
   Philip Morris
    7.00%, 07/15/05                                  $       250,000   $       271,541
   RJ Reynolds Tobacco Holdings Inc.
    6.50%, 06/01/07                                          500,000           521,662
                                                                       ---------------
                                                                               793,203
                                                                       ---------------
TRANSPORTATION--0.81%
   Burlington Northern Santa Fe Corp.
    7.13%, 12/15/10                                        1,000,000         1,153,804
   Canadian National Railway Co.
    6.45%, 07/15/06                                          800,000           876,670
   CSX Corp.
    7.95%, 05/01/27                                          580,000           711,614
   Norfolk Southern Corp.
    7.70%, 05/15/17                                        1,000,000         1,223,400
   Union Pacific Corp.
    6.79%, 11/09/07                                        1,000,000         1,138,823
                                                                       ---------------
                                                                             5,104,311
                                                                       ---------------
TOTAL CORPORATE BONDS & NOTES
  (Cost: $160,493,844)                                                     171,579,594
                                                                       ---------------
--------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS & NOTES(3)--1.82%
--------------------------------------------------------------------------------------
   British Columbia (Province of)
    6.50%, 01/15/26                                          250,000           286,422
   Canada (Government of)
    5.25%, 11/05/08                                          250,000           276,295
   Hydro-Quebec
    6.30%, 05/11/11                                          500,000           569,254
   Italy (Republic of)
    4.38%, 10/25/06                                        1,000,000         1,055,147
    6.00%, 02/22/11                                        1,000,000         1,113,629
   Malaysia (Government of)
    7.50%, 07/15/11                                          250,000           287,425
   Manitoba (Province of)
    4.25%, 11/20/06                                        1,000,000         1,053,430
   Mexico Government International Bond
    9.88%, 01/15/07                                        1,000,000         1,194,000
   New Brunswick (Province of)
    3.50%, 10/23/07                                          150,000           152,356
   Nova Scotia (Province of)
    5.75%, 02/27/12                                          500,000           548,904
   Ontario (Province of)
    7.63%, 06/22/04                                        1,000,000         1,080,618
   Quebec (Province of)
    5.75%, 02/15/09                                        1,000,000         1,112,044
    6.13%, 01/22/11                                        1,000,000         1,110,347
   United Mexican States
    8.13%, 12/30/19                                        1,000,000         1,055,000
    8.50%, 02/01/06                                          500,000           566,250
                                                                       ---------------
TOTAL FOREIGN GOVERNMENT
  BONDS & NOTES
  (Cost: $10,660,263)                                                       11,461,121
                                                                       ---------------
--------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--69.92%
--------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--21.47%
   U.S. Treasury Bonds
    5.25%,  02/15/29                                 $     1,700,000   $     1,776,434
    5.38%,  02/15/31                                       1,500,000         1,635,234
    6.00%,  02/15/26                                       1,800,000         2,062,759
    6.13%,  11/15/27                                       2,600,000         3,037,835
    6.25%,  05/15/30                                         700,000           837,676
    6.50%,  11/15/26                                       1,500,000         1,825,840
    7.13%,  02/15/23                                       2,700,000         3,476,882
    7.25%,  05/15/16                                       1,800,000         2,304,844
    7.63%,  02/15/25                                       3,200,000         4,373,501
    8.00%,  11/15/21                                       4,250,000         5,921,776
    8.13%,  08/15/19                                       1,850,000         2,576,848
    8.13%,  05/15/21                                       2,000,000         2,811,016
    8.75%,  11/15/08                                         500,000           531,230
    8.75%,  05/15/17                                       1,600,000         2,313,250
    8.75%,  05/15/20                                       1,800,000         2,654,579
    9.13%,  05/15/18                                       1,500,000         2,247,070
    9.25%,  02/15/16                                         600,000           890,344
    9.38%,  02/15/06                                         800,000           975,906
    9.88%,  11/15/15                                         400,000           617,500
    10.38%, 11/15/09                                       3,100,000         3,591,400
    10.38%, 11/15/12                                       1,300,000         1,737,531
    11.25%, 02/15/15                                         650,000         1,082,479
    11.75%, 11/15/14                                         500,000           751,894
    12.50%, 08/15/14                                         400,000           614,641
    12.75%, 11/15/10                                       2,200,000         2,847,282
    13.25%, 05/15/14                                         850,000         1,333,338
    13.88%, 05/15/11                                         600,000           823,898
   U.S. Treasury Notes
    1.88%,  09/30/04                                       3,000,000         3,020,976
    2.13%,  08/31/04                                       4,750,000         4,802,882
    2.88%,  06/30/04                                       2,000,000         2,044,218
    3.00%,  11/15/07                                       1,000,000         1,012,031
    3.25%,  12/31/03                                       5,000,000         5,100,000
    3.25%,  05/31/04                                       5,800,000         5,954,518
    3.38%,  04/30/04                                       1,100,000         1,129,777
    3.50%,  11/15/06                                       2,300,000         2,393,437
    3.63%,  03/31/04                                       1,600,000         1,646,000
    4.00%,  11/15/12                                       3,100,000         3,143,837
    4.38%,  05/15/07                                       2,000,000         2,147,656
    4.38%,  08/15/12                                       2,650,000         2,769,973
    4.63%,  05/15/06                                       1,000,000         1,078,516
    4.75%,  11/15/08                                         900,000           982,406
    4.88%,  02/15/12                                       2,500,000         2,714,745
    5.00%,  08/15/11                                       1,800,000         1,973,812
    5.50%,  05/15/09                                         800,000           907,656
    5.63%,  02/15/06                                       1,000,000         1,107,344
    5.63%,  05/15/08                                       2,500,000         2,836,327
    5.75%,  11/15/05                                       4,200,000         4,642,806
    5.75%,  08/15/10                                       1,600,000         1,839,626
    5.88%,  02/15/04                                       1,000,000         1,051,523
    5.88%,  11/15/04                                       1,800,000         1,944,070
    6.00%,  08/15/04                                       4,200,000         4,509,750
    6.00%,  08/15/09                                       2,000,000         2,325,312
    6.13%,  08/15/07                                       3,100,000         3,564,758
    6.25%,  02/15/07                                       1,200,000         1,376,766
    6.50%,  05/15/05                                       1,000,000         1,110,039
    6.50%,  02/15/10                                       1,800,000         2,151,562
    6.75%,  05/15/05                                       4,000,000         4,459,532
    6.88%,  05/15/06                                       1,100,000         1,265,602
    7.00%,  07/15/06                                       1,400,000         1,623,180
    7.88%,  11/15/04                                       1,000,000         1,116,680
                                                                       ---------------
                                                                           135,400,304
                                                                       ---------------

SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--(CONTINUED)
--------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES--35.34%
   Federal Home Loan Mortgage Corporation
(2) 5.00%, 01/01/18                                  $     6,000,000   $     6,144,372
    5.50%, 01/01/17                                        1,768,242         1,836,246
    5.50%, 03/01/17                                        4,478,930         4,650,889
    5.50%, 04/01/17                                        1,863,731         1,935,285
(2) 5.50%, 01/01/33                                        3,000,000         3,057,186
(2) 5.50%, 01/21/33                                        3,000,000         3,108,750
    6.00%, 11/01/16                                          817,784           856,206
    6.00%, 02/01/17                                          849,291           889,194
    6.00%, 04/01/17                                          875,204           915,800
    6.00%, 05/01/17                                          834,114           872,803
    6.00%, 06/01/17                                          907,928           950,041
    6.00%, 09/01/32                                       14,458,524        14,971,418
    6.00%, 11/01/32                                        2,272,931         2,353,560
    6.50%, 01/01/17                                        7,116,722         7,525,978
    6.50%, 06/01/31                                        1,617,981         1,686,131
    6.50%, 09/01/31                                          742,492           773,766
    6.50%, 11/01/31                                        6,067,004         6,322,549
(2) 6.50%, 01/14/33                                        4,000,000         4,165,000
    7.00%, 02/01/16                                        2,730,081         2,904,439
    7.00%, 12/01/31                                        3,207,148         3,370,896
    7.00%, 01/01/32                                        4,182,210         4,395,742
    7.00%, 04/01/32                                        2,161,316         2,272,425
    7.50%, 06/01/27                                        1,365,888         1,458,131
    7.50%, 01/01/28                                        2,353,935         2,512,904
    7.50%, 10/01/29                                        2,031,309         2,171,677
    8.00%, 12/01/24                                        5,129,683         5,569,854
   Federal National Mortgage Association
(2) 5.00%, 01/01/18                                        2,000,000         2,048,124
(2) 5.50%, 01/01/18                                        2,000,000         2,071,876
(2) 5.50%, 01/01/33                                        4,000,000         4,078,752
    6.00%, 06/01/16                                          759,315           794,862
    6.00%, 07/01/16                                          839,477           878,777
    6.00%, 01/01/17                                          921,519           964,660
(2) 6.00%, 01/01/18                                        8,000,000         8,360,000
    6.00%, 12/01/32                                       10,994,188        11,380,755
(2) 6.00%, 01/14/33                                       10,000,000        10,334,380
    6.50%, 02/01/17                                        2,587,432         2,735,592
    6.50%, 01/01/29                                       18,074,242        18,849,265
    6.50%, 03/01/32                                          397,430           413,994
    6.50%, 08/01/32                                       13,849,020        14,426,194
    6.50%, 09/01/32                                        2,718,405         2,831,697
    7.00%, 03/01/30                                        4,956,210         5,217,495
    7.00%, 08/01/31                                        3,413,871         3,590,859
    7.00%, 02/01/32                                        4,136,038         4,350,320
    7.50%, 06/01/30                                          351,424           373,231
    7.50%, 07/01/31                                          515,134           547,348
   Government National Mortgage Association
(2) 6.00%, 01/01/33                                        7,000,000         7,280,000
    6.50%, 09/15/31                                          595,063           624,981
    6.50%, 03/15/32                                          861,689           905,026
    6.50%, 04/15/32                                          847,588           890,217
    6.50%, 05/15/32                                        9,837,072        10,331,818
(2) 6.50%, 01/01/33                                        4,000,000         4,195,000
    7.00%, 09/15/31                                        8,306,171         8,809,419
    7.50%, 12/15/23                                        7,293,827         7,840,467
                                                                       ---------------
                                                                           222,796,351
                                                                       ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--13.11%
   Federal Home Loan Bank
    5.38%, 05/15/06                                  $     3,000,000   $     3,278,469
    5.95%, 07/28/08                                        3,500,000         3,967,362
    6.09%, 06/02/06                                        1,500,000         1,674,751
    6.75%, 08/15/07                                          700,000           813,109
   Federal Home Loan Mortgage Corporation
    3.25%, 01/15/04                                        5,000,000         5,098,280
    3.50%, 09/15/07                                        1,500,000         1,531,247
    4.75%, 10/11/12                                        4,000,000         4,041,250
    5.50%, 07/15/06                                        1,600,000         1,758,822
    5.75%, 03/15/09                                          500,000           561,461
    5.75%, 01/15/12                                        2,200,000         2,447,938
    6.25%, 07/15/32                                        2,160,000         2,446,904
    6.75%, 09/15/29                                           70,000            82,897
    6.88%, 01/15/05                                        3,500,000         3,851,460
    6.88%, 09/15/10                                          200,000           238,541
    7.00%, 07/15/05                                        1,000,000         1,121,798
   Federal National Mortgage Association
    0.00%, 06/01/17                                        1,000,000           453,325
    3.00%, 06/15/04                                        3,000,000         3,064,869
    3.13%, 11/15/03                                        1,000,000         1,015,850
    3.50%, 09/15/04                                        3,800,000         3,917,496
    3.88%, 03/15/05                                        6,000,000         6,268,344
    5.13%, 02/13/04                                        7,004,000         7,297,314
    5.25%, 03/22/07                                        2,000,000         2,094,060
    5.25%, 01/15/09                                        1,000,000         1,094,067
    5.50%, 03/15/11                                        3,300,000         3,616,813
    5.88%, 02/02/06                                        1,700,000         1,874,956
    6.00%, 05/15/11                                        1,500,000         1,695,545
    6.25%, 02/01/11                                        1,000,000         1,119,091
    6.38%, 06/15/09                                          394,000           455,900
    6.50%, 08/15/04                                        1,500,000         1,617,003
    6.63%, 10/15/07                                        1,000,000         1,157,660
    6.63%, 11/15/10                                        2,000,000         2,348,240
    7.00%, 07/15/05                                        3,500,000         3,923,955
    7.25%, 01/15/10                                          800,000           969,376
   Financing Corp.
    8.60%, 09/26/19                                        1,150,000         1,586,953
    9.65%, 11/02/18                                          500,000           745,442
   Tennessee Valley Authority
    6.25%, 12/15/17                                        1,600,000         1,805,798
    6.88%, 12/15/43                                        1,000,000         1,064,037
    7.13%, 05/01/30                                          450,000           558,818
                                                                       ---------------
                                                                            82,659,201
                                                                       ---------------
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
  (Cost: $423,510,852)                                                     440,855,856
                                                                       ---------------

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--15.88%
--------------------------------------------------------------------------------------
Barclays Global Investors
   Funds Institutional
   Money Market Fund,
   Institutional Shares                                   93,946,388   $    93,946,388
BlackRock Temp Cash
   Money Market Fund                                       5,315,885         5,315,885
Dreyfus Money Market Fund                                    458,266           458,266
Goldman Sachs
   Financial Square Prime
   Obligation Fund                                           399,210           399,210
                                                                       ---------------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $100,119,749)                                                     100,119,749
                                                                       ---------------
TOTAL INVESTMENTS
IN SECURITIES--114.83%
  (Cost $694,784,708)                                                      724,016,320
Other Assets, Less Liabilities--(14.83%)                                   (93,531,745)
                                                                       ---------------
NET ASSETS--100.00%                                                    $   630,484,575
                                                                       ===============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) TBA.
(3) Investment is denominated in U.S. Dollars.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

EXTENDED INDEX MASTER PORTFOLIO

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--98.92%
--------------------------------------------------------------------------------------
ADVERTISING--0.56%
(1) ADVO Inc.                                                  1,702   $        55,877
(1) APAC Customer Services
    Inc.                                                       3,944             9,229
(1) Catalina Marketing Corp.                                   3,451            63,843
(1) Donnelley (R.H.) Corp.                                     2,230            65,361
(1) Getty Images Inc.                                          3,366           102,831
    Grey Global Group Inc.                                        55            33,610
    Harte-Hanks Inc.                                           5,214            97,345
(1) Interep National Radio
     Sales Inc. "A"                                            3,040             7,083
(1) Lamar Advertising Co.                                      5,176           174,172
(1) MKTG Services Inc.                                         1,300               182
(1) Modem Media Inc.                                           2,000             5,200
(1) Obie Media Corp.                                           1,917             6,345
(1) Penton Media Inc.                                          2,119             1,441
(1) SITEL Corp.                                                4,768             5,722
(1) 24/7 Real Media Inc.                                       2,732               628
(1) ValueVision Media Inc. "A"                                 2,142            32,087
(1) West Corp.                                                 4,233            70,268
                                                                       ---------------
                                                                               731,224
                                                                       ---------------
AEROSPACE/DEFENSE--0.65%
    AAR Corp.                                                  2,040            10,506
(1) Alliant Techsystems Inc.                                   2,206           137,544
(1) BE Aerospace Inc.                                          2,187             7,961
    Curtiss-Wright Corp.                                       1,056            67,394
(1) DRS Technologies Inc.                                      1,200            37,596
(1) Fairchild Corp. (The) "A"                                  6,531            32,394
    GenCorp. Inc.                                              2,957            23,419
    HEICO Corp.                                                1,209            12,827
    HEICO Corp. "A"                                            1,469            12,149
(1) Integrated Defense
     Technologies Inc.                                           300             4,350
(1) Kreisler Manufacturing
     Corp.                                                     2,500            14,500
(1) L-3 Communications
     Holdings Inc.                                             5,802           260,568
(1) Orbital Sciences Corp.                                     4,247            17,922
(1) Sequa Corp. "A"                                              864            33,791
(1) Teledyne Technologies Inc.                                 1,800            28,224
(1) Titan Corp. (The)                                          4,376            45,510
(1) United Defense Industries
     Inc.                                                      1,873            43,641
(1) Veridian Corp.                                             2,960            63,166
                                                                       ---------------
                                                                               853,462
                                                                       ---------------
AGRICULTURE--0.18%
    Bunge Ltd.                                                 6,129           147,464
    Delta & Pine Land Co.                                      3,114            63,557
    DIMON Inc.                                                 4,000            24,000
(1) Northland Cranberries
     Inc. "A"                                                    532               479
(1) Scheid Vineyards Inc. "A"                                  1,000             2,600
                                                                       ---------------
                                                                               238,100
                                                                       ---------------
AIRLINES--0.27%
(1) Airtran Holdings Inc.                                      3,693            14,403
(1) Alaska Air Group Inc.                                      1,572            34,034
(1) American West Holdings
     Corp. "B"                                                 2,024             3,643
(1) Atlantic Coast Airlines
     Holdings Inc.                                             2,718            32,698
(1) Continental Airlines
     Inc. "B"                                                  3,764            27,289
(1) ExpressJet Holdings Inc.                                   3,909   $        40,067
(1) JetBlue Airways Corp.                                      3,752           101,304
(1) Midwest Express Holdings
     Inc.                                                      1,830             9,790
(1) Northwest Airlines Corp.
     "A"                                                       6,335            46,499
    SkyWest Inc.                                               3,168            41,406
(1) UAL Corp.                                                  3,676             5,257
                                                                       ---------------
                                                                               356,390
                                                                       ---------------
APPAREL--0.26%
(1) Cherokee Inc.                                              1,989            29,039
(1) Dickie Walker Marine Inc.                                  1,800             4,104
(1) Gymboree Corp.                                             2,800            44,408
(1) JLM Couture Inc.                                           2,100             7,350
    Oxford Industries Inc.                                     1,514            38,834
    Phillips-Van Heusen Corp.                                  2,403            27,779
(1) Quiksilver Inc.                                            1,669            44,496
    Stride Rite Corp.                                          4,777            34,251
(1) Timberland Co. "A"                                         2,452            87,316
(1) Unifi Inc.                                                 4,132            21,693
                                                                       ---------------
                                                                               339,270
                                                                       ---------------
AUTO MANUFACTURERS--0.26%
(1) Aftermarket Technology
     Corp.                                                     1,845            26,752
(1) American Axle &
     Manufacturing Holdings
     Inc.                                                      3,100            72,602
    CLARCOR Inc.                                               1,991            64,250
(1) Dura Automotive Systems
     Inc.                                                      1,122            11,265
(1) Hastings Manufacturing
     Co.                                                       1,700            17,612
    Oshkosh Truck Corp.                                        1,007            61,930
    Smith (A.O.) Corp. "B"                                     1,742            47,051
(1) Starcraft Corp.                                            2,200            17,820
    Titan International Inc.                                   2,171             2,909
(1) Wabash National Corp.                                      2,527            21,176
                                                                       ---------------
                                                                               343,367
                                                                       ---------------
AUTO PARTS & EQUIPMENT--0.40%
    ArvinMeritor Inc.                                          4,538            75,648
    Bandag Inc.                                                1,481            57,285
    BorgWarner Inc.                                            1,581            79,714
(1) Collins & Aikman Corp.                                     2,400            10,680
(1) Edelbrock Corp.                                            1,907            21,721
(1) Lear Corp.                                                 4,050           134,784
    Modine Manufacturing Co.                                   1,524            26,944
(1) Strattec Security Corp.                                      247            11,841
    Superior Industries
     International Inc.                                        1,424            58,897
(1) Tenneco Automotive Inc.                                    6,600            26,664
(1) Tower Automotive Inc.                                      3,068            13,806
                                                                       ---------------
                                                                               517,984
                                                                       ---------------
BANKS--9.95%
    AMB Financial Corp.                                        1,800            26,750
    AMCORE Financial Inc.                                      2,295            49,801
(1) American Pacific Bank "B"                                  4,500            22,770
    Anchor BanCorp Wisconsin
     Inc.                                                      2,823            58,577
(1) Arch Capital Group Ltd.                                    2,263            70,538
    Associated Bancorp                                         4,261           144,618
    Astoria Financial Corp.                                    5,892           159,968
    Banc Corp. (The)                                           1,790            13,890
    BancFirst Corp.                                              415            19,505
    BancorpSouth Inc.                                          4,398            85,409
    Bank Mutual Corp.                                          1,500            34,695

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Bank of Hawaii Corp.                                       4,988   $       151,585
    Banknorth Group Inc.                                       9,064           204,846
(1) Bay View Capital Corp.                                     3,641            20,936
(1) Blue River Bancshares Inc.                                 2,893            12,440
(1) BOK Financial Corp.                                        4,159           134,710
    Boston Private Financial
     Holdings Inc.                                             1,600            31,776
    BostonFed Bancorp Inc.                                     1,892            50,516
    Brookline Bancorp Inc.                                     7,531            89,619
    Bryn Mawr Bank Corp.                                       1,058            38,755
    California Independent
     Bancorp                                                     975            23,985
    Capital Bank Corp.                                         2,500            32,350
    Capital City Bank Group Inc.                               1,426            55,885
(1) Capital Crossing Bank                                      2,481            64,702
    Cathay Bancorp Inc.                                        1,802            68,458
    CFS Bancorp Inc.                                           3,746            53,568
    Chemical Financial Corp.                                   2,818            90,599
    Chester Bancorp Inc.                                       1,100            26,125
    Chester Valley Bancorp                                     1,356            30,727
    Chittenden Corp.                                           1,436            36,589
    Citizens Banking Corp.                                     2,343            58,060
    Citizens First Financial Corp.                             1,522            38,507
    City National Corp.                                        3,111           136,853
    CoBiz Inc.                                                 1,419            21,072
    Colonial BancGroup Inc.
     (The)                                                     8,391           100,105
    Commerce Bancorp Inc.                                      4,204           181,571
    Commerce Bancshares Inc.                                   3,953           155,313
    Commercial Federal Corp.                                   2,708            63,232
    Community First Bankshares
     Inc.                                                      2,411            63,795
    Community Trust Bancorp
     Inc.                                                      1,100            27,654
    Compass Bancshares Inc.                                    7,845           245,313
    Connecticut Bankshares Inc.                                1,000            38,450
    Corus Bankshares Inc.                                      1,651            72,083
    Cullen/Frost Bankers Inc.                                  3,188           104,248
    CVB Financial Corp.                                        3,458            87,937
    Downey Financial Corp.                                     1,480            57,720
    East West Bancorp Inc.                                     2,200            79,376
    Farmers Capital Bank Corp.                                 1,078            35,843
    Fidelity Bankshares Inc.                                   3,019            54,040
    Fidelity National Corp.                                    2,763            27,600
    Financial Institutions Inc.                                1,000            29,360
    First Bancorp                                              3,199            72,297
    First Bancorp North Carolina                                 858            20,172
(1) First Banks America Inc.                                   1,000            40,540
    First Citizens BancShares
     Inc. "A"                                                    909            87,809
    First Commonwealth
     Financial Corp.                                           2,868            32,982
    First Federal Financial of
     Kentucky                                                    552            13,513
    First Financial Bancorp                                    3,790            62,122
    First Kansas Financial Corp.                               1,900            26,733
    First Merchants Corp.                                        849            19,349
    First Midwest Bancorp Inc.                                 2,460            65,707
    First Niagara Financial
     Group Inc.                                                2,931            76,558
    First Oak Brook Bancshares
     "A"                                                         380            11,940
(1) First Republic Bank                                        1,000            19,990
    First Sentinel Bancorp Inc.                                4,730            68,065
    1st Source Corp.                                           2,146            35,945
    First Virginia Banks Inc.                                  4,560   $       169,769
    FIRSTFED AMERICA
     BANCORP INC.                                              1,289            32,032
(1) FirstFed Financial Corp.                                   1,845            53,413
    FirstMerit Corp.                                           5,590           121,079
    FMS Financial Corp.                                        1,000            13,420
    FNB Corp.                                                  2,538            69,846
    Frontier Financial Corp.                                   2,004            51,262
    Fulton Financial Corp.                                     5,340            94,304
    GA Financial Inc.                                          1,963            46,523
    GBC Bancorp                                                1,033            19,999
    Glacier Bancorp Inc.                                       1,000            23,560
    Greater Bay Bancorp                                        2,758            47,686
    GreenPoint Financial Corp.                                 6,038           272,797
    Hancock Holding Co.                                        1,752            78,227
    Harbor Florida Bancshares
     Inc.                                                      4,183            94,201
    Hibernia Corp. "A"                                        10,096           194,449
    Home City Financial Corp.                                    800             9,360
    Home Financial Bancorp                                     2,015             9,450
    Horizon Financial Services
     Corp.                                                       900             9,954
    Hudson City Bancorp Inc.                                  13,600           253,368
    Hudson River Bancorp Inc.                                  1,500            37,125
    Hudson United Bancorp                                      2,721            84,623
    Independence Community
     Bank Corp.                                                3,455            87,688
    Independent Bank Corp.
     (Massachusetts)                                           1,748            39,854
    Independent Bank Corp.
     (Michigan)                                                2,287            69,205
(1) IndyMac Bancorp Inc.                                       4,338            80,210
    Integra Bank Corp.                                         1,697            30,241
    International Bancshares
     Corp.                                                     2,435            96,061
    Investors Financial Services
     Corp.                                                     4,200           115,038
    Irwin Financial Corp.                                      2,369            39,088
(1) Local Financial Corp.                                      1,300            19,045
    M&T Bank Corp.                                             5,692           451,660
(1) Madison Bancshares Group
     Ltd.                                                      4,277            17,921
    MAF Bancorp Inc.                                           2,336            79,424
    Mahaska Investment Co.                                     1,062            17,003
    Main Street Banks Inc.                                     1,000            19,200
    Medallion Financial Corp.                                  1,916             7,472
    Mercantile Bankshares Corp.                                4,394           169,564
    Merchants Bancshares Inc.                                  1,143            25,763
(1) Metropolitan Financial
     Corp.                                                     1,200             5,808
    National Commerce
     Financial Corp.                                          12,473           297,481
    National Penn Bancshares
     Inc.                                                      1,926            51,135
(1) Net.B@nk Inc.                                              5,701            55,186
    New York Community
     Bancorp Inc.                                              6,858           198,059
    Northwest Bancorp Inc.                                     5,896            87,202
    NSD Bancorp Inc.                                           1,051            27,326
(1) Ocwen Financial Corp.                                      6,716            18,805
    Old National Bancorp                                       4,582           111,343
    Pacific Capital Bancorp                                    1,973            50,213
(1) Pacific Premier Bancorp
     Inc.                                                      1,953            10,370
    Park National Corp.                                        1,036           102,357
    Parkvale Financial Corp.                                   1,233            28,433
    Patriot Bank Corp.                                         4,128            63,447
    Peoples Bancorp Inc.                                       1,518            38,861
    People's Bank                                              4,591           115,418

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

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------

    Peoples Financial Corp.                                      700   $        10,500
    Popular Inc.                                               7,868           265,938
    Provident Bankshares Corp.                                 2,688            62,122
    Provident Financial Group
     Inc.                                                      2,864            74,550
(1) QCF Bancorp Inc.                                             400            12,000
    R&G Financial Corp. "B"                                    2,074            48,220
    Republic Bancorp Inc.                                      5,643            66,418
    Republic Bancorp Inc. "A"                                  2,640            29,753
(1) Republic Bancshares Inc.                                   1,754            34,466
    Riggs National Corp.                                       2,971            46,021
    Roslyn Bancorp Inc.                                        6,978           125,813
    Royal Bancshares of
     Pennsylvania "A"                                          1,539            32,935
    S&T Bancorp Inc.                                           3,736            93,591
    Santander BanCorp                                          4,147            53,911
(1) Silicon Valley Bancshares                                  2,146            39,164
    Simmons First National
     Corp. "A"                                                   911            33,388
    Sky Financial Group Inc.                                   5,152           102,576
    Sobieski Bancorp Inc.                                      1,600            21,584
    South Financial Group
      Inc. (The)                                               4,373            90,346
    SouthFirst Bancshares Inc.                                   800            11,200
(1) Southwest Bancorp of Texas
     Inc.                                                      1,806            52,031
    Sovereign Bancorp Inc.                                    17,225           242,011
    Staten Island Bancorp Inc.                                 4,184            84,266
    Sterling Bancorp -
     NY Shares                                                 1,716            45,165
    Sterling Bancshares Inc.                                   3,142            38,395
    Sterling Financial Corp.
     (Pennsylvania)                                            1,995            47,182
(1) Sterling Financial Corp.
     (Washington)                                              2,495            46,956
    Suffolk Bancorp                                            3,600           113,832
    Susquehanna Bancshares
     Inc.                                                      3,704            77,195
    TCF Financial Corp.                                        4,700           205,343
    Texas Regional Bancshares
     Inc. "A"                                                  2,547            90,523
    Tompkins Trustco Inc.                                      1,000            44,100
    Trust Co. of
     New Jersey (The)                                          2,085            58,028
    TrustCo Bank Corp. NY                                      5,945            64,087
    Trustmark Corp.                                            3,856            91,773
    UCBH Holdings Inc.                                         1,198            50,855
    UMB Financial Corp.                                        1,991            76,178
    UnionBanCal Corp.                                          9,310           365,604
    United Bancshares Inc.                                     2,324            67,538
    United National Bancorp                                    1,684            38,816
    United Tennessee
     Bankshares Inc.                                           1,100            12,804
    Unizan Financial Corp.                                     3,187            62,943
    Valley National Bancorp                                    6,007           158,405
    W Holding Co. Inc.                                         6,883           112,950
    Warwick Community
     Bancorp                                                   2,643            74,876
    Washington Federal Inc.                                    3,688            91,647
    Washington Trust Bancorp
     Inc.                                                      1,000            19,530
    Waypoint Financial Corp.                                   6,900           122,820
    Webster Financial Corp.                                    3,668           127,646
    WesBanco Inc.                                              3,399            79,503
    Westamerica Bancorp                                        2,108            84,699
    Westcorp Inc.                                              3,031            63,651
    Westfield Financial Inc.                                     600   $         9,300
    Whitney Holding Corp.                                      2,167            72,226
    Wilmington Trust Corp.                                     4,392           139,139
    Wintrust Financial Corp.                                     601            18,823
                                                                       ---------------
                                                                            13,054,210
                                                                       ---------------
BEVERAGES--0.32%
(1) Chalone Wine Group Ltd.                                    2,320            19,117
    Coca-Cola Bottling Co.
     Consolidated                                                874            56,382
(1) Constellation Brands Inc.                                  5,196           123,197
    Farmer Brothers Co.                                          186            57,474
    PepsiAmericas Inc.                                         9,213           123,731
(1) Robert Mondavi Corp.
     (The) "A"                                                   762            23,622
(1) Sylvan Inc.                                                1,885            19,415
                                                                       ---------------
                                                                               422,938
                                                                       ---------------
BIOTECHNOLOGY--1.83%
(1) ACLARA BioSciences Inc.                                    2,840             5,964
(1) Affymetrix Inc.                                            3,454            79,062
(1) Alexion Pharmaceuticals
     Inc.                                                      1,616            22,818
(1) Applera Corp. - Celera
     Genomics Group                                            4,707            44,952
(1) Arena Pharmaceuticals
     Inc.                                                      1,900            12,369
(1) Ariad Pharmaceuticals Inc.                                 3,100             7,192
(1) Avant Immunotherapeutics
     Inc.                                                      2,900             3,291
(1) Bio-Technology General
     Corp.                                                     2,779             8,896
    Cambrex Corp.                                              1,890            57,097
(1) Cellegy Pharmaceuticals
     Inc.                                                      3,100            12,558
(1) Cephalon Inc.                                              3,459           168,343
(1) Charles River Laboratories
     International Inc.                                        2,800           107,744
(1) Ciphergen Biosystems Inc.                                  3,000            10,350
(1) CryoLife Inc.                                              1,750            11,952
(1) CuraGen Corp.                                              3,200            14,880
(1) CYTOGEN Corp.                                                450             1,462
(1) Deltagen Inc.                                              3,500             1,680
(1) Diversa Corp.                                              2,387            21,602
(1) EntreMed Inc.                                              1,378             1,185
(1) Exact Sciences Corp.                                       2,500            27,075
(1) eXegenics Inc.                                             4,756             1,665
(1) Exelixis Inc.                                              4,520            36,160
(1) Genaera Corporation                                        1,822             1,166
(1) Gene Logic Inc.                                            1,900            11,951
(1) Genencor International
     Inc.                                                      4,500            44,010
(1) Genentech Inc.                                            13,689           453,927
(1) Genome Therapeutics
     Corp.                                                     3,020             4,741
(1) GTC Biotherapeutics Inc.                                   7,976             9,412
(1) Human Genome Sciences
     Inc.                                                      8,712            76,753
(1) ICOS Corp.                                                 4,116            96,356
(1) IDEC Pharmaceuticals
     Corp.                                                     9,376           311,002
(1) Illumina Inc.                                              2,560             8,627
(1) Immunomedics Inc.                                          3,393            15,676
(1) Incyte Genomics Inc.                                       4,282            19,526
(1) Integra LifeSciences
     Holdings Corp.                                            2,000            35,300
(1) Invitrogen Corp.                                           3,692           115,523
(1) Kosan Biosciences Inc.                                     4,000            24,280
(1) Large Scale Biology Corp.                                  1,704             1,363

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------

(1) Maxim Pharmaceuticals
     Inc.                                                      7,365   $        21,285
(1) Maxygen Inc.                                               2,462            18,760
(1) Millennium Pharmaceuticals
     Inc.                                                     17,837           141,626
(1) Myriad Genetics Inc.                                       1,673            24,426
(1) Nanogen Inc.                                               7,100            11,005
(1) Neurobiological
     Technologies Inc.                                         3,414            19,463
(1) Protein Design Labs Inc.                                   5,220            44,370
(1) Regeneron Pharmaceuticals
     Inc.                                                      3,143            58,177
(1) Ribapharm Inc.                                               897             5,875
(1) Sequenom Inc.                                              3,687             6,637
(1) Targeted Genetics Corp.                                    3,300             1,320
(1) TECHNE Corp.                                               2,192            62,621
(1) Telik Inc.                                                 2,100            24,486
(1) Third Wave Technologies
     Inc.                                                      2,454             6,601
(1) Transkaryotic Therapies
     Inc.                                                      2,355            23,314
(1) V.I. Technologies Inc.                                     3,152             3,184
(1) Variagenics Inc.                                           3,496             4,790
(1) XOMA Ltd.                                                  8,476            35,853
                                                                       ---------------
                                                                             2,401,703
                                                                       ---------------
BUILDING MATERIALS--0.71%
(1) Advanced Lighting
     Technologies Inc.                                         1,945               642
    Apogee Enterprises Inc.                                    2,500            22,377
    Centex Construction
     Products Inc.                                             1,509            53,041
(1) Ceradyne Inc.                                              2,800            21,840
(1) Comfort Systems USA Inc.                                   4,359            14,603
    ElkCorp                                                    1,370            23,701
    Florida Rock Industries Inc.                               1,567            59,624
(1) Genlyte Group Inc. (The)                                   1,102            34,338
(1) Homasote Co.                                                 900             8,370
(1) Integrated Electrical Services
     Inc.                                                      3,692            14,214
    Lafarge North America Inc.                                 4,101           134,718
    Lennox International Inc.                                  3,521            44,189
    LSI Industries Inc.                                        1,734            24,016
    Martin Marietta Materials
     Inc.                                                      3,483           106,789
(1) NCI Building Systems Inc.                                  1,307            28,519
(1) Nortek Holdings Inc.                                         900            41,175
    Rayonier Inc.                                              1,546            69,956
(1) Rock of Ages Corp.                                         2,774            15,673
(1) Simpson Manufacturing Co.
     Inc.                                                      1,834            60,339
    Texas Industries Inc.                                      1,249            30,351
(1) Trex Co. Inc.                                              1,300            45,890
(1) USG Corp.                                                  2,423            20,474
(1) Waxman Industries Inc.                                     1,900            10,545
    York International Corp.                                   1,892            48,378
                                                                       ---------------
                                                                               933,762
                                                                       ---------------
CHEMICALS--1.54%
(1) Airgas Inc.                                                5,251            90,580
    Albemarle Corp.                                            2,602            74,027
    Arch Chemicals Inc.                                        2,100            38,325
(1) Atlantis Plastics Inc. "A"                                   600             3,120
    Cabot Corp.                                                3,977           105,550
(1) Cabot Microelectronics
     Corp.                                                     1,810   $        85,432
    Crompton Corp.                                             8,406            50,016
(1) Cytec Industries Inc.                                      2,335            63,699
(1) Detrex Corp.                                               2,000             5,400
    Ferro Corp.                                                2,485            60,709
    Flamemaster Corp. (The)                                    1,600            10,190
(1) Foamex International Inc.                                  2,122             6,706
    Fuller (H.B.) Co.                                          2,050            53,054
(1) General Chemical Group
     Inc. (The)                                                4,900             3,038
    Georgia Gulf Corp.                                         2,179            50,422
    IMC Global Inc.                                            7,815            83,386
(1) International Specialty
     Products Inc.                                             3,376            34,469
(1) JLM Industries Inc.                                        2,200             2,134
(1) Landec Corp.                                               1,973             3,946
    Lubrizol Corp.                                             3,866           117,913
    Lyondell Chemical Co.                                      8,434           106,606
    MacDermid Inc.                                             1,924            43,963
    Millennium Chemicals Inc.                                  3,774            35,928
    Minerals Technologies Inc.                                   985            42,503
(1) Mississippi Chemical Corp.                                 2,577               825
    Myers Industries Inc.                                      3,121            33,395
    NL Industries Inc.                                         3,832            65,144
    Olin Corp.                                                 2,793            43,431
    OM Group Inc.                                              1,760            12,109
(1) OMNOVA Solutions Inc.                                      2,357             9,499
    Penford Corp.                                              1,571            22,135
    PolyOne Corp.                                              4,908            19,239
(1) Rogers Corp.                                                 962            21,404
    RPM International Inc.                                     6,547           100,038
    Schulman (A.) Inc.                                         2,888            53,746
    Solutia Inc.                                               6,927            25,145
    Spartech Corp.                                             2,902            59,868
    Stepan Co.                                                   663            16,575
(1) SurModics Inc.                                             1,148            32,925
(1) Symyx Technologies Inc.                                    1,700            21,403
(1) Terra Industries Inc.                                      5,000             7,650
(1) U.S. Plastic Lumber Co.                                    1,954               373
    Valhi Inc.                                                 6,622            54,963
    Valspar Corp. (The)                                        3,155           139,388
(1) Vertex Pharmaceuticals Inc.                                4,698            74,463
    Wellman Inc.                                               2,600            35,074
                                                                       ---------------
                                                                             2,019,908
                                                                       ---------------
COAL--0.08%
    CONSOL Energy Inc.                                         4,500            77,760
    Massey Energy Co.                                          2,268            22,045
                                                                       ---------------
                                                                                99,805
                                                                       ---------------
COMMERCIAL SERVICES--4.11%
    Aaron Rents Inc. "A"                                       1,271            29,106
(1) Ablest Inc.                                                1,700             9,435
    ABM Industries Inc.                                        2,912            45,136
(1) Actuant Corp. "A"                                            557            25,873
(1) Administaff Inc.                                           1,570             9,420
(1) Advisory Board Co. (The)                                   1,900            56,810
(1) AHL Services Inc.                                          2,230             1,786
(1) Albany Molecular Research
     Inc.                                                      2,100            31,061
(1) AMN Healthcare Services
     Inc.                                                      3,900            65,949
(1) Answerthink Inc.                                           2,281             5,702
(1) ARAMARK Corp. "B"                                          2,574            60,489
(1) Arbitron Inc.                                              2,400            80,400
(1) Armor Holdings Inc.                                        3,000            41,310
(1) Atrix Laboratories Inc.                                    1,816            27,856

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

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Barrett Business Services
     Inc.                                                      5,200   $        16,120
(1) BearingPoint Inc.                                          9,349            64,508
(1) Blount International Inc.                                  3,065            11,678
(1) Blue Rhino Corp.                                           1,881            32,711
    Bowne & Co. Inc.                                           2,846            34,010
(1) Bright Horizons Family
     Solutions Inc.                                            1,019            28,654
(1) Career Education Corp.                                     3,500           140,000
(1) Caremark Rx Inc.                                          14,794           240,402
(1) CDI Corp.                                                  2,262            61,029
    Central Parking Corp.                                      2,122            40,021
(1) Charles River Associates
     Inc.                                                      1,972            28,002
    Chemed Corp.                                               1,162            41,077
(1) Coinstar Inc.                                              1,800            40,770
(1) Corinthian Colleges Inc.                                   2,800           106,008
(1) Corporate Executive Board
     Co. (The)                                                 1,900            60,648
(1) CoStar Group Inc.                                          1,228            22,657
(1) Cross Country Inc.                                         1,700            23,715
(1) DeVry Inc.                                                 4,301            71,440
(1) DiamondCluster
     International Inc. "A"                                    2,863             8,990
(1) divine inc. "A"                                            1,257             1,760
(1) Dun & Bradstreet Corp.                                     5,100           175,899
(1) eBenx Inc.                                                 3,010            14,328
(1) Edgewater Technology
     Inc.                                                      3,066            14,472
(1) Edison Schools Inc.                                        3,000             4,860
(1) Education Management
     Corp.                                                     2,005            75,388
(1) Electro Rent Corp.                                         1,901            23,287
(1) Exult Inc.                                                10,700            34,026
(1) First Consulting Group
     Inc.                                                      2,194            12,637
(1) First Health Group Corp.                                   5,842           142,253
(1) FTI Consulting Inc.                                        1,500            60,225
(1) Gartner Inc. "B"                                           5,300            50,085
    Gevity HR Inc.                                             1,928             7,808
(1) Griffin Land & Nurseries
     Inc.                                                      1,300            18,837
(1) GSI Commerce Inc.                                          2,939            10,727
(1) Harris Interactive Inc.                                    5,460            16,107
(1) Healthcare Services Group
     Inc.                                                      2,214            28,871
(1) Heidrick & Struggles
     International Inc.                                        1,500            22,005
(1) Hewitt Associates Inc. "A"                                   761            24,116
(1) Interactive Data Corp.                                     7,842           107,827
(1) Interstate National Dealer
     Services Inc.                                             3,200            19,043
(1) Iron Mountain Inc.                                         5,170           170,662
(1) ITT Educational Services
     Inc.                                                      3,416            80,447
(1) j2 Global Communications
     Inc.                                                        283             5,388
    Kelly Services Inc. "A"                                    1,746            43,144
(1) Korn/Ferry International                                   2,500            18,700
(1) Kroll Inc.                                                 3,624            69,146
(1) Labor Ready Inc.                                           4,970            31,907
    Landauer Inc.                                              1,617            56,191
(1) Learning Tree International
     Inc.                                                      1,311            17,961
(1) LendingTree Inc.                                           4,366            56,234
(1) Mail-Well Inc.                                             5,584   $        13,960
(1) Management Network
     Group Inc. (The)                                          3,200             4,864
    Manpower Inc.                                              4,542           144,890
(1) MAXIMUS Inc.                                               2,104            54,914
    McGrath Rentcorp                                             916            21,206
(1) Medical Staffing Network
     Holdings Inc.                                             1,014            16,224
(1) MedQuist Inc.                                              2,616            53,000
(1) Midas Inc.                                                 2,555            16,429
(1) MPS Group Inc.                                             5,602            31,035
(1) MPW Industrial Services
     Group Inc.                                                1,095             1,971
(1) National Research Corp.                                    2,500            23,570
(1) Navigant Consulting Co.                                    4,627            27,299
(1) Neff Corp.                                                 4,392               527
(1) NetRatings Inc.                                            2,328            16,759
(1) Neurogen Corp.                                             1,733             6,291
(1) New Horizons Worldwide
     Inc.                                                      1,608             6,352
(1) On Assignment Inc.                                         1,578            13,445
(1) PDI Inc.                                                     878             9,474
(1) PFSweb Inc.                                                2,656             1,116
(1) Pharmaceutical Product
     Development Inc.                                          3,321            97,206
(1) Pharmacopeia Inc.                                          1,300            11,596
(1) Plexus Corp.                                               2,360            20,721
(1) Precis Inc.                                                2,884            15,923
(1) Predictive Systems Inc.                                    2,100               756
(1) Pre-Paid Legal Services
     Inc.                                                      1,100            28,820
(1) PRG-Schultz International
     Inc.                                                      3,046            27,109
(1) Princeton Review Inc.
     (The)                                                     1,637             8,103
(1) ProsoftTraining                                            2,672               401
(1) Quanta Services Inc.                                       4,875            17,062
(1) Rainbow Rentals Inc.                                       1,065             5,538
(1) RCM Technologies Inc.                                      3,186            12,457
(1) Rent-A-Center Inc.                                         2,217           110,739
(1) Rent-Way Inc.                                              1,445             5,057
(1) Resources Connection Inc.                                  1,300            30,173
    Rollins Inc.                                               3,166            80,575
    Roper Industries Inc.                                      2,199            80,483
(1) Security Associates
     International Inc.                                        3,200               368
(1) Service Corp.
     International                                            11,600            38,512
    ServiceMaster Co. (The)                                   18,725           207,848
 (1)Sotheby's Holdings Inc.
     "A"                                                       3,645            32,805
(1) SOURCECORP Inc.                                            1,406            26,138
(1) Spherion Corp.                                             3,724            24,951
(1) SPS Technologies Inc.                                        866            20,567
(1) Stewart Enterprises
     Inc. "A"                                                  5,516            30,730
    Strayer Education Inc.                                     1,102            63,365
(1) Student Advantage Inc.                                       360               140
(1) Sylvan Learning Systems
     Inc.                                                      2,373            38,917
(1) TeleTech Holdings Inc.                                     4,895            35,538
(1) Trimeris Inc.                                              1,216            52,495
(1) Tyler Technologies Inc.                                    3,772            15,729
(1) United Rentals Inc.                                        4,160            44,762
(1) Universal Security
     Instruments Inc.                                          2,100            17,850
(1) URS Corp.                                                    842            11,982
(1) Valassis Communications
     Inc.                                                      3,335            98,149

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

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Viad Corp.                                                 5,147   $       115,035
(1) Volt Information Sciences
     Inc.                                                      1,067            18,246
(1) Wackenhut Corrections
     Corp.                                                     1,500            16,665
(1) Watson Wyatt & Co.
     Holdings                                                  3,200            69,600
(1) Weight Watchers
     International Inc.                                        6,661           306,206
(1) Westaff Inc.                                               1,884             4,710
(1) Wireless Facilities Inc.                                   2,500            15,025
    World Fuel Services Corp.                                  4,155            85,177
                                                                       ---------------
                                                                             5,384,669
                                                                       ---------------
COMPUTER SYSTEMS--0.00%
(1) MetaSolv Inc.                                              2,760             3,809
                                                                       ---------------
                                                                                 3,809
                                                                       ---------------
COMPUTERS--4.54%
(1) Accrue Software Inc.                                       2,100                63
(1) ACE*COMM Corp.                                             4,000             4,200
(1) Activision Inc.                                            3,922            57,222
(1) Advanced Digital
     Information Corp.                                         3,140            21,069
(1) Advent Software Inc.                                       2,194            29,904
(1) Affiliated Computer
     Services Inc. "A"                                         8,115           427,255
(1) Agile Software Corp.                                       3,100            23,994
(1) American Software
     Inc. "A"                                                  3,900            10,725
(1) Anteon International
     Corp.                                                     3,200            76,800
(1) Applix Inc.                                                1,058             1,174
(1) Art Technology Group Inc.                                  4,400             5,456
(1) Ask Jeeves Inc.                                            3,000             7,680
(1) Aspen Technology Inc.                                      2,506             7,092
(1) Auspex Systems Inc.                                        2,748             1,017
(1) Avici Systems Inc.                                           734             2,628
(1) BARRA Inc.                                                 1,431            43,402
(1) BindView Development
     Corp.                                                     4,020             5,829
(1) BISYS Group Inc. (The)                                     7,364           117,088
    Black Box Corp.                                            1,271            56,941
(1) Blue Coat Systems Inc.                                       584             2,295
(1) Braun Consulting Inc.                                      3,200             2,912
(1) Brio Software Inc.                                         2,347             3,638
(1) Brocade Communications
     Systems Inc.                                             14,800            61,272
(1) BSQUARE Corp.                                              1,800             2,270
(1) CACI International Inc. "A"                                1,800            64,152
(1) Calico Commerce Inc.                                       1,824               511
(1) Carreker Corp.                                             1,313             5,948
(1) Catalyst International Inc.                                2,159             1,101
(1) CCC Information Services
     Group Inc.                                                3,164            56,095
(1) Ceridian Corp.                                             9,500           136,990
(1) CIBER Inc.                                                 3,099            15,960
(1) Ciprico Inc.                                               1,618             5,339
(1) Cogent Communications
     Group Inc.                                                3,800             1,444
(1) Cognizant Technology
     Solutions Corp.                                             758            54,750
(1) Commerce One Inc.                                          1,244             3,421
(1) Computer Network
     Technology Corp.                                          1,415            10,046
(1) Concur Technologies Inc.                                   4,166   $        13,373
(1) Concurrent Computer
     Corp.                                                     3,566            10,270
(1) Covansys Corp.                                             2,955            11,105
(1) Critical Path Inc.                                         4,989             2,544
(1) Crossroads Systems Inc.                                    2,600             2,522
(1) CyberSource Corp.                                          2,300             5,635
(1) Cylink Corp.                                               2,873             3,479
(1) Cysive Inc.                                                2,500             6,750
(1) Daleen Technologies Inc.                                   1,700               187
(1) Data Translation Inc.                                      2,700             1,377
(1) Dataram Corp.                                              2,350             7,261
(1) Datatec Systems Inc.                                       3,783             5,448
(1) Dendrite International Inc.                                2,959            22,104
    Diebold Inc.                                               4,777           196,908
(1) Digex Inc.                                                 2,600             1,118
(1) Digital River Inc.                                         3,738            44,669
(1) Digitas Inc.                                               4,795            16,591
(1) DocuCorp International
     Inc.                                                        898             5,946
(1) Dot Hill Systems Corp.                                     2,640             8,184
(1) DSP Group Inc.                                             1,792            28,349
(1) DST Systems Inc.                                           7,486           266,127
(1) E.piphany Inc.                                             5,150            21,475
(1) Echelon Corp.                                              2,298            25,761
(1) Eclipsys Corp.                                             2,793            14,943
(1) eGain Communications
     Corp.                                                     2,751               578
(1) Elcom International Inc.                                   4,021               885
(1) Electronics For Imaging
     Inc.                                                      5,078            82,573
(1) Elite Information Group
     Inc.                                                      2,800            25,900
(1) Ener1 Inc.                                                 2,600               143
(1) Engage Inc.                                               11,800             1,581
(1) Enterasys Networks Inc.                                   11,776            18,371
(1) Entrust Inc.                                               4,400            14,784
(1) Equinix Inc.                                                 139               793
(1) Evolving Systems Inc.                                      5,519             6,098
(1) Exabyte Corp.                                              3,131             1,659
(1) Extended Systems Inc.                                      1,500             2,835
(1) Extreme Networks Inc.                                      6,900            22,563
    FactSet Research Systems
     Inc.                                                      2,354            66,548
    Fair Isaac and Co. Inc.                                    3,307           141,209
(1) Fidelity National Information
     Solutions Inc.                                            1,744            30,084
(1) First Virtual
     Communications Inc.                                       4,601             1,380
(1) Forgent Networks Inc.                                      2,700             4,509
(1) Foundry Networks Inc.                                      7,300            51,392
(1) Hall Kinion & Associates
     Inc.                                                      1,325             7,408
    Henry (Jack) & Associates
     Inc.                                                      6,112            73,588
(1) Hypercom Corp.                                             3,574            13,331
(1) Hyperion Solutions Corp.                                   2,443            62,712
(1) IDX Systems Corp.                                          2,485            42,320
(1) iGATE Corp.                                                2,794             7,320
(1) iManage Inc.                                               2,500             8,000
(1) InFocus Corp.                                              2,918            17,975
(1) Inforte Corp.                                              3,794            29,403
(1) infoUSA Inc.                                               3,416            16,978
(1) Integral Systems Inc.                                      1,262            25,303
(1) InterCept Inc.                                             1,200            20,317
(1) Intergraph Corp.                                           3,688            65,499
(1) Interliant Inc.                                            4,100                74
(1) Internap Network Services
     Corp.                                                    10,300             3,811

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

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Internet Security Systems
     Inc.                                                      3,224   $        59,096
(1) Intertrust Technologies
     Corp.                                                     6,000            25,380
(1) Interwoven Inc.                                            6,200            16,120
(1) Intraware Inc.                                             2,300             2,530
(1) Intrusion.com Inc.                                         2,128               681
(1) Iomega Corp.                                               1,709            13,416
(1) ION Networks Inc.                                            800               192
(1) ITXC Corp.                                                 3,600             8,352
(1) Juniper Networks Inc.                                     22,807           155,088
(1) Jupiter Media Metrix Inc.                                  7,751             1,318
(1) Keynote Systems Inc.                                       2,800            21,616
(1) Kronos Inc.                                                1,282            47,421
(1) Larscom Inc. "A"                                           2,700               999
(1) Level 8 Systems Inc.                                       2,797             1,063
(1) Lexar Media Inc.                                           4,300            26,961
(1) Liberate Technologies                                      6,400             9,152
(1) LookSmart Ltd.                                             5,000            12,400
(1) Manhattan Associates Inc.                                  1,961            46,397
(1) MapInfo Corp.                                                922             5,117
(1) Marimba Inc.                                               2,100             3,423
(1) Maxtor Corp.                                              14,233            72,019
(1) McDATA Corp. "A"                                           6,934            49,231
(1) Media 100 Inc.                                             1,360               870
(1) Mentor Graphics Corp.                                      3,740            29,396
(1) MICROS Systems Inc.                                        1,421            31,859
(1) Micros-To-Mainframes Inc.                                  1,000               580
(1) Mitek Systems Inc.                                         3,300             4,092
(1) Mobius Management
     Systems Inc.                                              1,756             4,214
(1) MTI Technology Corp.                                       3,350             1,474
    MTS Systems Corp.                                          4,285            42,936
(1) Multex.com Inc.                                            1,714             7,199
(1) National Instruments
     Corp.                                                     3,709           120,505
(1) NaviSite Inc.                                              4,300               645
(1) Neoware Systems Inc.                                       1,800            26,838
(1) Net Perceptions Inc.                                       3,000             4,140
(1) NetScout Systems Inc.                                      2,500            10,875
(1) Netsmart Technologies
     Inc.                                                      4,200            19,610
(1) Novadigm Inc.                                              1,945             4,532
(1) Nuance Communications
     Inc.                                                      2,329             5,776
(1) NYFIX Inc.                                                 1,983             8,923
(1) Odetics Inc. "A"                                           1,335               868
(1) On2 Technologies Inc.                                      2,100               630
(1) OneSource Information
     Services Inc.                                             2,900            22,243
(1) ONYX Software Corp.                                        2,900             4,495
(1) Packeteer Inc.                                             3,800            26,068
(1) Palm Inc.                                                  1,560            24,492
(1) PEC Solutions Inc.                                         2,400            71,760
(1) Pegasus Solutions Inc.                                     2,005            20,110
(1) Performance Technologies
     Inc.                                                      1,587             5,174
(1) Perot Systems Corp. "A"                                    6,811            73,014
(1) Phoenix Technologies Ltd.                                  1,569             9,053
(1) Primus Knowledge
     Solutions Inc.                                            2,500             1,050
(1) ProBusiness Services Inc.                                  1,516            15,160
(1) Progress Software Corp.                                    1,928            24,968
(1) QAD Inc.                                                   2,989            10,192
(1) Quantum Corp.                                              9,760            26,059
(1) Quest Software Inc.                                        5,800   $        59,798
(1) Radiant Systems Inc.                                       2,038            19,626
(1) RadiSys Corp.                                              1,563            12,473
(1) Radview Software Ltd.                                      2,092               314
(1) Rainbow Technologies
     Inc.                                                      2,864            20,535
(1) Read-Rite Corp.                                            7,300             2,555
(1) Red Hat Inc.                                              10,000            59,100
(1) Redback Networks Inc.                                      9,200             7,728
(1) Retek Inc.                                                 3,155             8,582
(1) Riverstone Networks Inc.                                   7,510            15,921
(1) RSA Security Inc.                                          3,093            18,527
(1) RWD Technologies Inc.                                      1,550             2,402
(1) Safeguard Scientifics Inc.                                 7,939            10,797
(1) Sagent Technology Inc.                                     2,400               720
(1) Sanchez Computer
     Associates Inc.                                           2,362             6,803
(1) SanDisk Corp.                                              4,022            81,647
(1) ScanSource Inc.                                              222            10,945
(1) Scientific Learning Corp.                                  3,800             5,510
(1) SCM Microsystems Inc.                                      2,988            12,699
(1) Seagate Technology                                         4,600            49,358
(1) Secure Computing Corp.                                     2,230            14,294
(1) SEEC Inc.                                                  2,300             2,300
    SEI Investment Co.                                         6,888           187,216
(1) Silicon Storage
     Technology Inc.                                           5,987            24,187
(1) SmartDisk Corp.                                            1,900               684
(1) SmartServ Online Inc.                                      3,200             4,160
(1) Socket Communications
     Inc.                                                      2,600             1,872
(1) Sonic Foundry Inc.                                         2,400             1,152
(1) SONICblue Inc.                                             5,029             2,313
(1) SonicWALL Inc.                                             4,200            15,246
(1) Speedus Corp.                                              3,600             2,776
(1) SportsLine.com Inc.                                        3,955             3,955
(1) SRA International Inc. "A"                                   900            24,381
(1) SS&C Technologies Inc.                                     3,939            41,954
(1) Storage Technology Corp.                                   8,066           172,774
(1) StorageNetworks Inc.                                       2,316             2,687
(1) Stratasys Inc.                                             2,400            22,920
(1) Stratos Lightwave Inc.                                       700             3,079
(1) Sykes Enterprises Inc.                                     2,159             7,082
(1) Synaptics Inc.                                               600             4,560
(1) Synopsys Inc.                                              4,830           222,904
(1) Syntel Inc.                                                3,108            65,299
(1) T/R Systems Inc.                                           3,632             2,008
(1) Take-Two Interactive
     Software Inc.                                             2,620            61,544
(1) Tanning Technology Corp.                                   1,800             1,368
(1) Technology Solutions Co.                                   3,925             4,278
(1) Teknowledge Corp.                                            700               623
(1) Tellium Inc.                                               6,019             3,852
(1) TenFold Corp.                                              2,000               290
(1) THQ Inc.                                                   2,760            36,570
(1) 3Com Corp.                                                22,888           105,971
(1) 3D Systems Corp.                                           2,317            18,073
(1) Tidel Technologies Inc.                                    1,200               468
(1) Tier Technologies Inc. "B"                                 1,884            30,144
(1) TransAct Technologies Inc.                                 3,700            17,538
(1) Tumbleweed
     Communications Corp.                                      2,204             3,418
(1) Turnstone Systems Inc.                                     7,062            19,067
(1) Ultimate Software Group
     Inc.                                                      2,485             8,573
(1)  USDATA Corp.                                                660               488
(1) VeriSign Inc.                                             15,231           122,153
(1) Verity Inc.                                                2,268            30,371
(1) Versant Corp.                                              3,800             2,584

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

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Verso Technologies Inc.                                    2,283   $         1,189
(1) Vertel Corp.                                               2,100               231
(1) Vialink Co. (The)                                          2,188               383
(1) Vitria Technology Inc.                                     9,200             6,900
(1) WatchGuard Technologies
     Inc.                                                      2,200            14,038
(1) Wave Systems Corp. "A"                                     3,069             4,082
(1) Webb Interactive Services                                  1,672               468
(1) Western Digital Corp.                                     10,771            68,827
(1) Xanser Corp.                                               2,200             3,476
(1) Xybernaut Corp.                                            5,065             2,629
(1) Zamba Corp.                                                2,800               224
                                                                       ---------------
                                                                             5,961,168
                                                                       ---------------
COSMETICS/PERSONAL CARE--0.15%
    Estee Lauder Companies
     Inc. "A"                                                  7,442           196,469
                                                                       ---------------
                                                                               196,469
                                                                       ---------------
DISTRIBUTION/WHOLESALE--0.72%
(1) Advanced Energy Industries
     Inc.                                                      1,793            22,807
    Advanced Marketing
     Services Inc.                                             1,449            21,300
(1) Bell Microproducts Inc.                                    2,292            12,698
(1) Brightpoint Inc.                                             777             6,139
(1) CellStar Corp.                                             2,739            15,612
(1) Chindex International Inc.                                 2,000            14,840
(1) Daisytek International
     Corp.                                                     2,166            17,176
    Fastenal Co.                                               4,594           171,770
(1) First Aviation Services Inc.                               2,400            10,920
(1) Handleman Co.                                              3,314            38,111
    Hughes Supply Inc.                                         1,672            45,679
(1) Ingram Micro Inc. "A"                                     10,364           127,995
(1) Keystone Automotive
     Industries Inc.                                           3,486            52,360
(1) Margo Caribe Inc.                                          2,116             7,977
    Nitches Inc.                                               1,900            13,034
(1) NuCo2 Inc.                                                 2,522            20,302
    Owens & Minor Inc.                                         2,557            41,986
(1) SCP Pool Corp.                                             2,165            63,218
(1) Tech Data Corp.                                            3,874           104,443
(1) TIMCO Aviation Services
     Inc.                                                        215               146
(1) United Stationers Inc.                                     2,246            64,687
    Watsco Inc.                                                3,306            54,152
(1) WESCO International Inc.                                   3,100            17,019
                                                                       ---------------
                                                                               944,371
                                                                       ---------------
DIVERSIFIED FINANCIAL SERVICES--2.68%
    Advanta Corp. "A"                                          2,893            25,982
(1) Affiliated Managers Group
     Inc.                                                      1,284            64,585
(1) Alleghany Corp.                                              268            47,570
    Allied Capital Corp.                                       7,075           154,447
    American Capital Strategies
     Ltd.                                                      4,107            88,670
(1) AmeriCredit Corp.                                          6,503            50,333
(1) Ameritrade Holding Corp.                                  11,359            64,292
(1) Ampal-American Israel
     Corp. "A"                                                 2,783             6,651
    Avalon Capital Inc.                                          900            11,970
(1) BlackRock Inc.                                             1,300            51,220
    Capitol Federal Financial                                  4,700           135,360
(1) Chicago Mercantile
     Exchange                                                  1,974   $        86,185
    CIT Group Inc.                                            12,260           240,296
(1) CompuCredit Corp.                                          2,500            17,675
(1) Diamond Hill Investment
     Group                                                     2,052             8,044
(1) Digital Insight Corp.                                      2,589            22,498
    Doral Financial Corp.                                      4,362           124,753
(1) DVI Inc.                                                   1,919            14,488
(1) E*TRADE Group Inc.                                        22,308           108,417
    Eaton Vance Corp.                                          4,316           121,927
    Edwards (A.G.) Inc.                                        4,812           158,604
(1) E-LOAN Inc.                                                4,300             7,951
(1) Empire Financial Holding
     Co.                                                       3,100             2,852
(1) Equitex Inc.                                               6,339             2,599
(1) Factual Data Corp.                                           900             6,750
    Federated Investors Inc. "B"                               6,990           177,336
(1) Financial Federal Corp.                                    1,665            41,841
(1) Forrester Research Inc.                                    1,166            18,155
(1) Friedman Billings Ramsey
     Group Inc. "A"                                            2,455            22,979
(1) Gabelli Asset Management
     Inc. "A"                                                    800            24,032
(1) Greg Manning Auctions
     Inc.                                                      1,400             2,044
(1) HPSC Inc.                                                  2,200            17,050
    Instinet Group Inc.                                        2,582            10,922
(1) Investment Technology
     Group Inc.                                                3,231            72,245
    Jeffries Group Inc.                                        1,440            60,437
    John Nuveen Co. "A"                                        6,706           169,997
(1) Kent Financial Services
     Inc.                                                      2,200             6,886
(1) Kirlin Holding Corp.                                       4,000             1,400
(1) Knight Trading Group Inc.                                  7,490            35,877
(1) LaBranche & Co. Inc.                                       4,000           106,560
    Legg Mason Inc.                                            3,763           182,656
(1) M.H. Meyerson & Co. Inc.                                   3,900             1,599
(1) Matrix Bancorp Inc.                                        1,947            18,428
    MCG Capital Corp.                                          4,000            43,080
(1) MemberWorks Inc.                                           1,498            26,934
    Metris Companies Inc.                                      3,983             9,838
(1) National Processing Inc.                                   4,265            68,453
(1) NCO Group Inc.                                             1,960            31,262
    Neuberger Berman Inc.                                      4,500           150,705
(1) New Century Equity
     Holdings Corp.                                            3,028               787
    New Century Financial Corp.                                  747            18,966
(1) Online Resources Corp.                                     1,400             3,933
    Phoenix Companies Inc.                                     6,993            53,147
(1) Rampart Capital Corp.                                      2,300             3,473
    Raymond James Financial
     Inc.                                                      2,566            75,902
    Resource America Inc. "A"                                  2,574            23,194
(1) S1 Corp.                                                   4,503            20,083
(1) Sagemark Companies Ltd.
     (The)                                                     2,176             7,616
(1) Saxon Capital Inc.                                           230             2,877
(1) Siebert Financial Corp.                                    2,939             6,410
(1) SoundView Technology
     Group Inc.                                                4,800             7,200
(1) StarTek Inc.                                               1,989            54,896
    Student Loan Corp.                                         1,094           106,993
(1) Sutter Holding Co. Inc.                                    1,700            18,700
    SWS Group Inc.                                             1,601            21,710
    Waddell & Reed Financial
     Inc. "A"                                                  5,155           101,399

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Westwood Holdings Group
     Inc.                                                      1,000   $        13,410
(1) WFS Financial Inc.                                         2,248            47,008
                                                                       ---------------
                                                                             3,512,539
                                                                       ---------------
ELECTRIC--2.15%
    ALLETE Inc.                                                4,517           102,446
    Alliant Energy Corp.                                       5,851            96,834
    Avista Corp.                                               3,199            36,980
    Black Hills Corp.                                          1,765            46,808
    CH Energy Group Inc.                                       1,356            63,230
    Cleco Corp.                                                3,212            44,968
    DPL Inc.                                                   8,404           128,917
    DQE Inc.                                                   2,478            37,765
(1) El Paso Electric Co.                                       3,496            38,456
    Empire District Electric
     Co. (The)                                                 1,961            35,690
    Energy East Corp.                                         11,385           251,495
    Great Plains Energy Inc.                                   2,969            67,931
    Green Mountain Power
     Corp.                                                     2,136            44,792
    Hawaiian Electric Industries
     Inc.                                                      2,439           107,267
    IDACORP Inc.                                               1,982            49,213
    MDU Resources Group Inc.                                   4,272           110,260
    MGE Energy Inc.                                            3,119            83,499
    Northeast Utilities                                       10,402           157,798
    NorthWestern Corp.                                         2,128            10,810
    NSTAR                                                      3,628           161,047
    OGE Energy Corp.                                           5,413            95,269
    Otter Tail Corp.                                           1,960            52,724
    Pepco Holdings Inc.                                        8,703           168,751
(1) Plug Power Inc.                                            2,600            11,674
    PNM Resources Inc.                                         2,469            58,812
    Puget Energy Inc.                                          6,183           136,335
    SCANA Corp.                                                6,835           211,612
    Sierra Pacific Resources                                   5,187            33,715
    UIL Holdings Corp.                                           441            15,378
    UniSource Energy Corp.                                     3,142            54,325
    Westar Energy Inc.                                         4,046            40,055
    Wisconsin Energy Corp.                                     7,457           187,916
    WPS Resources Corp.                                        1,816            70,497
                                                                       ---------------
                                                                             2,813,269
                                                                       ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.31%
(1) Active Power Inc.                                          2,186             3,891
    C&D Technologies Inc.                                      1,414            24,985
(1) Capstone Turbine Corp.                                     4,900             4,410
(1) Energizer Holdings Inc.                                    6,061           169,102
(1) GrafTech International Ltd.                                2,812            16,760
    Hubbell Inc. "B"                                           3,842           135,008
(1) ISCO International Inc.                                    4,000             1,280
(1) Medis Technologies Ltd.                                    1,067             5,335
(1) Proton Energy Systems
     Inc.                                                      2,100             6,300
(1) Superconductor
     Technologies Inc.                                         3,200             3,008
(1) Wilson Greatbatch
     Technologies Inc.                                         1,300            37,960
                                                                       ---------------
                                                                               408,039
                                                                       ---------------
ELECTRONICS--2.64%
(1) Actel Corp.                                                2,137            34,662
(1) ADE Corp.                                                  1,586             9,468
(1) Aeroflex Inc.                                              3,466            23,915
(1) Alpha Technologies Group
     Inc.                                                      2,496   $         2,546
(1) Alpine Group Inc. (The)                                    1,396             1,047
(1) American Superconductor
     Corp.                                                     1,366             4,112
    AMETEK Inc.                                                2,034            78,289
(1) Amphenol Corp. "A"                                         2,898           110,124
    Analogic Corp.                                               966            48,578
(1) Andrea Electronics Corp.                                   2,596               779
(1) Arrow Electronics Inc.                                     6,367            81,434
(1) Artesyn Technologies Inc.                                  2,290             8,794
(1) AstroPower Inc.                                            2,400            19,176
(1) ATMI Inc.                                                  1,590            29,447
(1) Ault Inc.                                                  2,400             4,560
(1) Avnet Inc.                                                 7,724            83,651
    AVX Corp.                                                 11,542           113,112
    Barnes Group Inc.                                          1,790            36,426
(1) Bel Fuse Inc. "A"                                          1,091            19,747
    Belden Inc.                                                1,088            16,559
(1) Benchmark Electronics
     Inc.                                                      1,419            40,669
(1) Blonder Tongue Laboratories
     Inc.                                                      4,570             7,312
    Brady Corp. "A"                                            1,207            40,253
(1) Cable Design Technologies
     Corp.                                                     2,643            15,594
(1) California Amplifier Inc.                                  1,100             5,566
(1) Caliper Technologies Corp.                                 1,734             5,133
(1) Catalyst Semiconductor
     Inc.                                                      3,300             8,316
(1) Checkpoint Systems Inc.                                    2,497            25,819
(1) Coherent Inc.                                              2,160            43,092
(1) Concord Camera Corp.                                       6,302            34,220
    CTS Corp.                                                  1,216             9,424
    Cubic Corp.                                                3,384            62,367
(1) Cymer Inc.                                                 2,166            69,853
(1) Daktronics Inc.                                            3,600            48,168
(1) DDi Corp.                                                  2,360               519
(1) Dionex Corp.                                               2,393            71,000
(1) DuPont Photomasks Inc.                                     1,284            29,853
    EDO Corp.                                                  2,396            49,789
(1) Electric Fuel Corp.                                        2,539             1,625
(1) Electro Scientific Industries
     Inc.                                                      1,275            25,500
    Electro-Sensors Inc.                                       4,000            11,796
(1) Energy Conversion Devices
     Inc.                                                      1,563            15,319
(1) ESS Technology Inc.                                        3,518            22,128
(1) Evans & Sutherland
     Computer Corp.                                            3,765            23,531
(1) Exar Corp.                                                 2,028            25,147
(1) Excel Technology Inc.                                      1,006            17,997
(1) Fairchild Semiconductor
     International Corp. "A"                                   7,000            74,970
(1) FEI Co.                                                    1,869            28,577
(1) Fisher Scientific
     International Inc.                                        3,361           101,099
    Frequency Electronics Inc.                                 1,643            16,808
(1) FSI International Inc.                                     2,428            10,950
(1) FuelCell Energy Inc.                                       2,800            18,346
    General Cable Corp.                                        2,647            10,059
(1) Gentex Corp.                                               4,560           144,278
(1) Genus Inc.                                                 1,400             3,206
(1) HEI Inc.                                                   2,100             6,720
    Helix Technology Corp.                                     1,597            17,886
(1) Hickok Inc. "A"                                            2,300             9,246
(1) Hifn Inc.                                                  1,039             6,005
(1) Hutchinson Technology
     Inc.                                                      2,299            47,589

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) ImageX.com Inc.                                            2,100   $           462
(1) Innovex Inc.                                               3,844            16,222
(1) Interlink Electronics Inc.                                 3,850            14,938
(1) International Electronics
     Inc.                                                      2,300             7,705
(1) inTEST Corp.                                               1,900             9,101
(1) Invision Technologies Inc.                                 1,539            40,568
(1) JMAR Technologies Inc.                                     2,400             2,448
(1) JNI Corp.                                                  3,600             9,972
(1) KEMET Corp.                                                5,608            49,014
(1) Lifeline Systems Inc.                                      1,214            27,230
(1) Littelfuse Inc.                                            1,208            20,367
(1) Lowrance Electronics Inc.                                  2,700            16,713
(1) Mackie Designs Inc.                                        2,661             3,672
(1) Mattson Technology Inc.                                    1,653             4,728
(1) Maxwell Technologies Inc.                                    613             3,709
(1) Meade Instruments Corp.                                    3,280            10,234
(1) Mechanical Technology
     Inc.                                                      1,914             3,196
(1) MedicaLogic/Medscape
     Inc.                                                      5,227               862
(1) Mercury Computer Systems
     Inc.                                                      1,744            53,227
(1) Mesa Laboratories Inc.                                     2,400            15,888
    Methode Electronics
     Inc. "A"                                                  2,190            24,024
(1) Micrel Inc.                                                5,568            50,001
(1) Micro Linear Corp.                                         2,880             9,216
(1) Microsemi Corp.                                            2,034            12,387
(1) MIPS Technologies Inc.
     "A"                                                       2,467             7,475
(1) MKS Instruments Inc.                                       2,385            39,186
(1) Molecular Devices Corp.                                    1,818            29,942
(1) Nu Horizons Electronics
     Corp.                                                     2,415            13,765
(1) O.I. Corp.                                                 3,200            12,992
(1) Oak Technology Inc.                                        4,600            12,190
(1) Oilgear Co. (The)                                          2,600             8,164
(1) Optelecom Inc.                                             2,200            10,210
    OPTi Inc.                                                  2,083             2,656
(1) Orbit International Corp.                                  3,600            16,380
(1) OSI Systems Inc.                                           1,734            29,443
(1) OYO Geospace Corp.                                         1,100             8,800
(1) PCD Inc.                                                   3,210               530
(1) Photon Dynamics Inc.                                       1,200            27,360
(1) Photronics Inc.                                            2,147            29,414
    Pioneer-Standard
     Electronics Inc.                                          2,671            24,520
(1) PLX Technology Inc.                                        2,100             8,211
(1) Power Integrations Inc.                                    1,812            30,804
(1) QuickLogic Corp.                                           2,100             2,226
(1) Ramtron International
     Corp.                                                     3,840            10,752
(1) Rayovac Corp.                                              2,929            39,044
(1) Recoton Corp.                                              1,631             1,925
(1) REMEC Inc.                                                 3,501            13,584
(1) Reptron Electronics Inc.                                   3,600             3,132
(1) Research Frontiers Inc.                                    1,504            12,543
(1) Robotic Vision Systems
     Inc.                                                      2,513               603
(1) Rudolph Technologies Inc.                                  1,317            25,234
(1) SBS Technologies Inc.                                      1,930            17,679
(1) Semtech Corp.                                              4,436            48,441
(1) Silicon Image Inc.                                         5,000            30,000
(1) Siliconix Inc.                                             1,401            32,783
(1) Sipex Corp.                                                2,060             7,622
(1) Spectrum Control Inc.                                      2,390   $        12,547
(1) Spire Corp.                                                5,000            11,650
(1) Taser International Inc.                                   1,300             5,252
    Tech/Ops Sevcon Inc.                                       1,439             7,339
    Technitrol Inc.                                            1,846            29,794
(1) Therma-Wave Inc.                                           1,515             1,591
(1) Three-Five Systems Inc.                                    1,445             9,320
    Trans-Lux Corp.                                            1,400             7,350
(1) Trimble Navigation Ltd.                                    1,915            23,918
(1) Triumph Group Inc.                                         1,015            32,419
(1) Tvia Inc.                                                  2,220             1,576
(1) Ultrak Inc.                                                  542               688
(1) Universal Display Corp.                                    2,700            21,303
(1) Universal Electronics Inc.                                 1,278            12,448
(1) Valence Technology Inc.                                    3,746             4,870
(1) Varian Inc.                                                1,930            55,372
(1) Verisity Ltd.                                              2,503            47,707
(1) Vicor Corp.                                                2,475            20,421
(1) Vishay Intertechnology
     Inc.                                                      9,564           106,926
    Watts Industries Inc. "A"                                  2,401            37,792
    Woodhead Industries Inc.                                   1,806            20,408
    Woodward Governor Co.                                        816            35,496
    X-Rite Inc.                                                3,781            26,429
(1) Zoran Corp.                                                2,058            28,956
(1) Zygo Corp.                                                   911             6,368
                                                                       ---------------
                                                                             3,463,589
                                                                       ---------------
ENERGY & RELATED--0.01%
(1) H Power Corp.                                                788             3,018
(1) Millennium Cell Inc.                                       3,400             8,126
(1) Syntroleum Corp.                                           2,492             4,311
                                                                       ---------------
                                                                                15,455
                                                                       ---------------
ENGINEERING & CONSTRUCTION--0.16%
(1) EMCOR Group Inc.                                           1,200            63,612
    Granite Construction Inc.                                  2,254            34,937
(1) Jacobs Engineering Group
     Inc.                                                      3,223           114,739
(1) UNIFAB International Inc.                                  3,300               726
                                                                       ---------------
                                                                               214,014
                                                                       ---------------
ENTERTAINMENT--1.17%
(1) Alliance Gaming Corp.                                      3,300            56,199
(1) AMC Entertainment Inc.                                     3,050            26,992
(1) Ameristar Casinos Inc.                                     2,700            38,070
(1) Argosy Gaming Co.                                          1,703            32,238
(1) barnesandnoble.com Inc.                                    2,900             3,335
(1) Championship Auto Racing
     Teams Inc.                                                1,178             4,359
    Churchill Downs Inc.                                       1,277            48,756
    Dover Downs Gaming &
     Entertainment Inc.                                        2,303            20,934
    Dover Motorsports Inc.                                     3,290            15,298
(1) Expedia Inc. "A"                                           1,318            88,214
(1) Gaylord Entertainment
     Co. "A"                                                   1,267            26,100
(1) GTECH Holdings Corp.                                       3,692           102,859
(1) Hollywood Casino
     Corp. "A"                                                 4,100            50,348
(1) Hollywood Entertainment
     Corp.                                                     3,393            51,234
(1) Image Entertainment Inc.                                     599             1,486
    International Speedway
     Corp. "A"                                                 3,538           131,932
(1) Isle of Capri Casinos Inc.                                 1,700            22,508
(1) Macrovision Corp.                                          3,060            49,082
(1) Metro-Goldwyn-Mayer
     Inc.                                                     15,040           195,520

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) NetFlix Inc.                                               3,295   $        36,278
(1) Penn National Gaming
     Inc.                                                      3,986            63,218
(1) Pinnacle Entertainment
     Inc.                                                      1,651            11,441
    Regal Entertainment
     Group "A"                                                 3,965            84,930
(1) Six Flags Inc.                                             6,474            36,967
    Speedway Motorsports Inc.                                  2,656            68,472
(1) Steinway Musical
     Instruments Inc.                                          1,325            21,558
(1) Ticketmaster "B"                                           7,113           150,938
(1) Vail Resorts Inc.                                          2,910            44,145
(1) World Wrestling
     Entertainment Inc.                                        1,900            15,295
(1) Wynn Resorts Ltd.                                          2,095            27,465
(1) Zomax Inc.                                                 2,356            10,013
                                                                       ---------------
                                                                             1,536,184
                                                                       ---------------
ENVIRONMENTAL CONTROL--0.49%
(1) Catalytica Energy Systems
     Inc.                                                      1,705             4,706
(1) Crown Andersen Inc.                                        3,900             9,477
(1) Duratek Inc.                                               2,430            20,290
(1) IMCO Recycling Inc.                                        5,713            46,447
(1) Ionics Inc.                                                  920            20,976
(1) Layne Christensen Co.                                      6,420            52,644
    Mine Safety Appliances Co.                                   963            31,057
(1) MPM Technologies Inc.                                      1,900               551
(1) Republic Services Inc. "A"                                11,167           234,284
(1) Stericycle Inc.                                            2,800            90,661
(1) Tetra Tech Inc.                                            2,746            33,501
(1) U S Liquids Inc.                                           5,654             2,318
(1) Waste Connections Inc.                                     2,100            81,081
(1) Waste Holdings Inc.                                        2,593            18,799
                                                                       ---------------
                                                                               646,792
                                                                       ---------------
FOOD--3.12%
(1) American Italian Pasta
     Co. "A"                                                   1,309            47,098
    Andersons Inc.                                             2,101            26,683
    Applebee's International Inc.                              3,921            90,932
(1) Arden Group Inc. "A"                                         520            31,470
    Bridgeford Food Corp.                                      1,119            12,544
(1) CEC Entertainment Inc.                                     1,809            55,536
(1) Cheesecake Factory (The)                                   2,974           107,510
(1) Chiquita Brands
     International Inc.                                        4,300            57,018
    Corn Products International
     Inc.                                                      2,003            60,350
(1) Dean Foods Co.                                             5,410           200,711
(1) Del Monte Foods Co.                                       12,913            99,430
    Dole Food Co.                                              2,850            92,853
    Dreyer's Grand Ice Cream
     Inc.                                                      2,164           153,557
    Fleming Companies Inc.                                     2,911            19,125
    Flowers Foods Inc.                                         1,729            33,733
    Fresh Brands Inc.                                          3,742            61,743
    Fresh Del Monte Produce
     Inc.                                                      3,702            70,005
(1) Gardenburger Inc.                                          3,019               755
(1) Green Mountain Coffee
     Inc.                                                      1,000            15,110
(1) Hain Celestial Group Inc.                                  2,289            34,793
    Hormel Foods Corp.                                         8,986           209,643
(1) IHOP Corp.                                                 1,282            30,768
    Interstate Bakeries Corp.                                  2,520   $        38,430
(1) Jack in the Box Inc.                                       1,951            33,733
    Kraft Foods Inc.                                          16,675           649,158
    Lance Inc.                                                 2,741            32,451
    Landry's Restaurants Inc.                                    768            16,312
(1) M&F Worldwide Corp.                                        1,561             8,429
    McCormick & Co. Inc.                                       8,304           192,653
(1) P.F. Chang's China Bistro
     Inc.                                                      1,906            69,188
(1) Panera Bread Co. "A"                                       2,500            87,025
(1) Papa John's International
     Inc.                                                      1,521            42,405
    Paradise Inc.                                                400             7,000
(1) Pathmark Stores Inc.                                       1,900             9,633
(1) Performance Food Group
     Co.                                                       2,523            85,679
(1) Ralcorp Holdings Inc.                                      2,028            50,984
(1) Rare Hospitality
     International Inc.                                        1,967            54,329
    Ruddick Corp.                                              2,487            34,047
(1) Schlotzsky's Inc.                                            972             3,266
    Seaboard Corp.                                               166            39,840
    Sensient Technologies Corp.                                2,590            58,197
(1) Smithfield Foods Inc.                                      6,558           130,111
    Smucker (J.M.) Co. (The)                                   2,974           118,395
(1) Sonic Corp.                                                2,739            56,122
(1) SonomaWest Holdings
     Inc.                                                      3,400            19,550
(1) Tejon Ranch Co.                                            1,368            40,630
    Tootsie Roll Industries Inc.                               3,443           105,631
    Tyson Foods Inc. "A"                                      22,989           257,937
(1) United Heritage Corp.                                      6,360             1,908
(1) United Natural Foods Inc.                                  1,913            48,495
    Weis Markets Inc.                                          2,768            85,946
(1) Whole Foods Market Inc.                                    3,498           184,450
(1) Wild Oats Markets Inc.                                     1,876            19,360
                                                                       ---------------
                                                                             4,092,661
                                                                       ---------------
FOREST PRODUCTS & PAPER--0.35%
    American Woodmark Corp.                                      800            38,000
    Bowater Inc.                                               3,415           143,259
(1) Buckeye Technologies Inc.                                  2,502            15,387
(1) Caraustar Industries Inc.                                  3,220            30,526
    Chesapeake Corp.                                           1,159            20,688
(1) Fibermark Inc.                                             1,686            12,780
    Glatfelter Co.                                             3,481            45,810
    Pope & Talbot Inc.                                         1,397            19,921
    Potlatch Corp.                                             2,200            52,536
    Rock-Tenn Co. "A"                                          2,900            39,092
    Wausau-Mosinee Paper
     Corp.                                                     3,433            38,518
                                                                       ---------------
                                                                               456,517
                                                                       ---------------
GAS--0.27%
    AGL Resources Inc.                                         2,957            71,855
    NUI Corp.                                                  1,366            23,577
    ONEOK Inc.                                                 3,720            71,424
    UGI Corp.                                                  1,170            43,746
    Vectren Corp.                                              4,092            94,116
    WGL Holdings Inc.                                          2,044            48,892
                                                                       ---------------
                                                                               353,610
                                                                       ---------------
HAND/MACHINE TOOLS--0.31%
(1) Axsys Technologies Inc.                                    1,179             9,196
    Baldor Electric Co.                                        1,856            36,656
    Franklin Electric Co. Inc.                                   700            33,607
    Kennametal Inc.                                            1,822            62,823
(1) Powell Industries Inc.                                     2,091            35,712
    Regal-Beloit Corp.                                         1,935            40,054
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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------

(1) SPX Corp.                                                  5,082   $       190,321
                                                                       ---------------
                                                                               408,369
                                                                       ---------------
HEALTH CARE--5.11%
(1) ABIOMED Inc.                                               1,772             6,450
(1) Accredo Health Inc.                                        2,736            96,444
(1) Alliance Imaging Inc.                                      2,859            15,153
(1) Alliance Pharmaceutical
     Corp.                                                       640                77
(1) American Healthways Inc.                                     184             3,220
(1) American Medical Systems
     Holdings Inc.                                             3,000            48,630
(1) AMERIGROUP Corp.                                             878            26,612
(1) AmeriPath Inc.                                             1,673            35,969
(1) AmSurg Corp.                                                 300             6,129
(1) Apogent Technologies
     Inc.                                                      6,318           131,414
(1) Apria Healthcare Group
     Inc.                                                      3,516            78,196
(1) Aradigm Corp.                                              2,248             3,642
    Arrow International Inc.                                   1,139            46,323
(1) ArthroCare Corp.                                           1,560            15,366
(1) AVAX Technologies Inc.                                     2,900               409
(1) Avigen Inc.                                                1,500             8,565
    Beckman Coulter Inc.                                       3,687           108,840
    Bei Technologies Inc.                                        900            10,071
(1) BioMarin Pharmaceutical
     Inc.                                                      4,800            33,840
(1) Bio-Rad Laboratories
     Inc. "A"                                                  1,816            70,279
(1) Bioreliance Corp.                                          2,049            47,475
(1) Biosite Inc.                                                 977            33,238
(1) BriteSmile Inc.                                            6,500             2,145
(1) Bruker Daltonics Inc.                                      3,335            16,208
(1) CardioDynamics
     International Corp.                                       2,800             8,596
(1) CardioGenesis Corp.                                        2,404               914
(1) Cerner Corp.                                               2,467            77,118
(1) Cerus Corp.                                                1,347            28,960
(1) ChromaVision Medical
     Systems Inc.                                              3,736             4,969
(1) Closure Medical Corp.                                      1,294            13,561
(1) Cobalt Corp.                                               2,800            38,640
(1) Colorado Medtech Inc.                                      1,974             4,066
(1) Community Health Systems
     Inc.                                                      5,900           121,481
(1) Computer Motion Inc.                                       1,959             2,018
(1) Conceptus Inc.                                               440             5,271
(1) CONMED Corp.                                               2,515            49,269
    Cooper Companies Inc.                                      2,334            58,397
(1) Covance Inc.                                               3,805            93,565
(1) Coventry Health Care Inc.                                  4,132           119,952
(1) CTI Molecular Imaging
     Inc.                                                      3,390            83,597
(1) Cyber-Care Inc.                                            5,200               213
(1) Cyberonics Inc.                                            1,143            21,031
(1) Cygnus Inc.                                                2,359             1,557
(1) Cytyc Corp.                                                7,458            76,072
    Datascope Corp.                                              978            24,255
(1) DaVita Inc.                                                5,721           141,137
    Diagnostic Products Corp.                                  1,634            63,105
(1) Diametrics Medical Inc.                                    3,462             5,712
(1) DIANON Systems Inc.                                          772            36,832
(1) Dynacq International Inc.                                  2,800            40,230
(1) Edwards Lifesciences
     Corp.                                                     3,700            94,239
(1) ENDOcare Inc.                                                280   $           963
(1) Enzo Biochem Inc.                                          1,882            26,348
(1) Enzon Pharmaceuticals
     Inc.                                                      3,284            54,908
(1) Epimmune Inc.                                              2,000             1,840
(1) Express Scripts Inc. "A"                                   4,908           235,780
(1) Flir Systems Inc.                                          1,000            48,800
(1) Genesis Health Ventures
     Inc.                                                      3,900            60,255
(1) Gen-Probe Inc.                                               939            22,347
(1) Haemonetics Corp.                                          1,692            36,310
(1) Hanger Orthopedic Group
     Inc.                                                      1,139            14,978
(1) Health Net Inc.                                            7,267           191,849
(1) HealthTronics Surgical
     Services Inc.                                             2,400            19,226
    Hillenbrand Industries Inc.                                3,693           178,409
(1) Hologic Inc.                                               2,693            32,882
    Hooper Holmes Inc.                                         3,918            24,057
(1) IDEXX Laboratories Inc.                                    2,329            77,556
(1) IGEN International Inc.                                    1,785            76,487
(1) I-many Inc.                                                1,903             2,702
(1) Immtech International Inc.                                 4,400            10,120
(1) Impath Inc.                                                1,124            22,165
(1) INAMED Corp.                                               1,100            33,880
(1) Intermagnetics General
     Corp.                                                     1,020            20,033
(1) Interpore International                                    2,927            18,733
    Invacare Corp.                                             1,337            44,522
(1) i-STAT Corp.                                               1,362             5,448
(1) Kensey Nash Corp.                                          1,733            31,662
(1) Kindred Healthcare Inc.                                    1,800            32,672
(1) Kyphon Inc.                                                  424             3,621
(1) LabOne Inc.                                                  651            11,536
(1) Laboratory Corp. of America
     Holdings                                                  8,861           205,930
(1) Lasersight Inc.                                            1,588               318
(1) LifeCell Corp.                                               600             1,806
(1) LifePoint Hospitals Inc.                                   2,300            68,841
(1) Lincare Holdings Inc.                                      6,608           208,945
(1) Luminex Corp.                                              2,140             8,795
(1) Matria Healthcare Inc.                                     1,160            10,080
(1) Med-Design Corp. (The)                                     2,100            16,800
(1) Medwave Inc.                                               1,841             1,749
    Mentor Corp.                                               1,484            57,134
    Meridian Bioscience Inc.                                   4,830            33,230
(1) Merit Medical Systems
     Inc.                                                      3,125            62,250
(1) Micro Therapeutics Inc.                                    3,300             7,095
(1) Microtek Medical Holdings
     Inc.                                                      2,500             5,950
(1) Mid Atlantic Medical
     Services Inc.                                             3,220           104,328
(1) Monarch Dental Corp.                                       3,800            20,140
(1) Novamed Eyecare Inc.                                       2,500             3,250
(1) Novavax Inc.                                               3,100             8,060
    Novitron International Inc.                                2,000             8,960
(1) Novoste Corp.                                              1,694            12,231
(1) Oakley Inc.                                                4,562            46,852
(1) Ocular Sciences Inc.                                       2,303            35,743
(1) Odyssey Healthcare Inc.                                      859            29,807
(1) OraSure Technologies Inc.                                  2,701            14,720
(1) Ortec Inernational Inc.                                    3,263             1,566
(1) Orthodontic Centers of
     America Inc.                                              3,298            35,981
(1) Orthologic Corp.                                           3,033            10,949
(1) Osteotech Inc.                                             2,997            19,301
(1) Oxford Health Plans Inc.                                   5,596           203,974

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) PacifiCare Health Systems
     Inc. "A"                                                  2,236   $        62,832
(1) Palatin Technologies Inc.                                  1,800             3,564
(1) Pediatrix Medical Group
     Inc.                                                      1,483            59,409
(1) PharmaNetics Inc.                                          2,400            16,680
(1) PolyMedica Corp.                                             800            24,672
(1) Possis Medical Inc.                                        2,556            46,008
(1) Prime Medical Service
     Inc.                                                      2,659            23,054
(1) Province Healthcare Co.                                    3,552            34,561
(1) PSS World Medical Inc.                                     7,148            48,892
    Psychemedics Corp.                                           604             5,635
(1) RehabCare Group Inc.                                       1,278            24,384
(1) Renal Care Group Inc.                                      2,813            89,003
(1) Res-Care Inc.                                              2,444             8,869
(1) ResMed Inc.                                                2,412            73,735
(1) Respironics Inc.                                           2,313            70,387
(1) Ribozyme Pharmaceuticals
     Inc.                                                      3,000               720
(1) SciQuest.com Inc.                                          3,205             1,442
(1) Select Medical Corp.                                       2,800            37,772
(1) Sierra Health Services Inc.                                  943            11,325
(1) Sola International Inc.                                    2,813            36,569
(1) Specialty Laboratories Inc.                                1,300            12,558
(1) Spectranetics Corp.                                        3,055             7,485
(1) SPECTRASCIENCE Inc.                                        2,000               290
(1) Staar Surgical Co.                                         1,696             6,258
(1) Steris Corp.                                               4,554           110,434
(1) Sunrise Assisted Living
     Inc.                                                      1,950            48,536
(1) Theragenics Corp.                                          2,984            12,026
(1) Therasense Inc.                                            4,600            38,410
(1) Thoratec Corp.                                             3,876            29,574
(1) Triad Hospitals Inc.                                       4,584           136,741
(1) TriPath Imaging Inc.                                       3,479             9,324
(1) U.S. Physical Therapy Inc.                                 2,600            28,990
(1) Unilab Corp.                                               1,772            32,428
(1) Universal Health Services
     Inc. "B"                                                  3,630           163,713
(1) Urologix Inc.                                              2,100             6,951
(1) US Oncology Inc.                                           4,023            34,879
(1) Valentis Inc.                                              3,876               853
(1) Varian Medical Systems
     Inc.                                                      4,260           211,296
(1) VCA Antech Inc.                                            2,214            33,210
(1) Ventana Medical Systems
     Inc.                                                      1,393            32,109
(1) VISX Inc.                                                  4,020            38,512
    Vital Sign Inc.                                            1,269            37,918
(1) WebMD Corp.                                               23,096           197,471
(1) WellChoice Inc.                                            1,240            29,698
    West Pharmaceutical
     Services Inc.                                             1,171            28,572
(1) Wright Medical Group
     Inc.                                                      2,000            34,918
(1) Young Innovations Inc.                                     1,354            31,508
(1) ZEVEX International Inc.                                   1,200             2,280
(1) Zoll Medical Corp.                                           677            24,149
                                                                       ---------------
                                                                             6,704,930
                                                                       ---------------
HOLDING COMPANIES-DIVERSIFIED--5.33%
(1) Berkshire Hathaway
     Inc. "A"                                                     95         6,911,250
(1) Triarc Companies Inc.                                      1,708            44,818
    Walter Industries Inc.                                     3,486   $        37,753
                                                                       ---------------
                                                                             6,993,821
                                                                       ---------------

HOME BUILDERS--1.06%
(1) Beazer Homes USA Inc.                                        731            44,299
(1) Champion Enterprises
     Inc.                                                      4,252            12,118
(1) Clayton Homes Inc.                                         8,105            98,719
    D.R. Horton Inc.                                           9,217           159,915
(1) Dominion Homes Inc.                                        1,300            18,525
(1) Fleetwood Enterprises
     Inc.                                                      3,500            27,475
(1) Hovnanian Enterprises
     Inc. "A"                                                  1,021            32,366
(1) KIT Manufacturing Co.                                      1,000             1,300
    Lennar Corp.                                               3,904           201,446
    M.D.C. Holdings Inc.                                       1,655            63,320
(1) Meritage Corp.                                             1,300            43,745
(1) Monaco Coach Corp.                                         2,752            45,546
(1) NVR Inc.                                                     481           156,566
(1) Palm Harbor Homes
     Inc.                                                      2,363            41,282
    Ryland Group Inc.                                          1,514            50,492
    Skyline Corp.                                              1,441            42,510
    Standard-Pacific Corp.                                     2,326            57,569
(1) Technical Olympic USA
     Inc.                                                      1,914            28,346
    Thor Industries Inc.                                       2,592            89,243
(1) Toll Brothers Inc.                                         4,508            91,062
(1) WCI Communities Inc.                                       2,000            20,400
(1) William Lyon Homes
     Inc.                                                        638            13,928
    Winnebago Industries Inc.                                  1,220            47,861
                                                                       ---------------
                                                                             1,388,033
                                                                       ---------------
HOME FURNISHINGS--0.50%
(1) Applica Inc.                                               3,014            15,070
    Bassett Furniture
     Industries Inc.                                           2,279            32,635
    Ethan Allen Interiors Inc.                                 2,449            84,172
    Fedders Corp.                                              3,656            10,346
(1) Furniture Brands
     International Inc.                                        3,320            79,182
    Harman International
     Industries Inc.                                           1,970           117,215
    Kimball International
     Inc. "B"                                                  1,920            27,360
(1) Lazare Kaplan
     International Inc.                                        2,279            12,398
    La-Z-Boy Inc.                                              3,606            86,472
    Libbey Inc.                                                1,373            35,698
    Movado Group Inc.                                          1,678            31,563
    Oneida Ltd.                                                1,947            21,475
(1) ParkerVision Inc.                                          1,320            10,771
(1) Polycom Inc.                                               5,848            55,673
(1) Rowe Furniture Corp.                                         499               878
(1) Royal Appliance
     Manufacturing Co.                                         2,194            15,950
(1) Salton Inc.                                                1,283            12,342
(1) Vialta Inc.                                                   49                15
                                                                       ---------------
                                                                               649,215
                                                                       ---------------
HOUSEHOLD PRODUCTS/WARES--0.76%
    Blyth Inc.                                                 3,000            80,280
    Church & Dwight Co.
     Inc.                                                      2,224            67,676
    Dial Corp. (The)                                           6,317           128,677
(1) Enesco Group Inc.                                          7,002            49,574

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------

    Ennis Business Forms
     Inc.                                                        980   $        11,388
(1) Fossil Inc.                                                4,206            85,550
    Harland (John H.) Co.                                      1,887            41,759
(1) Helen of Troy Ltd.                                         2,599            30,252
(1) Jarden Corp.                                                 419            10,002
(1) Nashua Corp.                                               3,083            27,069
    National Presto
     Industries Inc.                                           1,071            31,466
(1) Playtex Products Inc.                                      4,899            48,402
    Russ Berrie & Co. Inc.                                     1,794            60,601
(1) Scotts Co. (The) "A"                                       1,835            89,988
    Standard Register Co.
     (The)                                                     2,728            49,104
    Toro Co.                                                   1,275            81,473
    Wallace Computer
     Services Inc.                                             2,335            50,226
(1) Yankee Candle Co. Inc.
     (The)                                                     3,500            56,000
                                                                       ---------------
                                                                               999,487
                                                                       ---------------
INSURANCE--4.02%
(1) Acceptance Insurance
     Companies Inc.                                            3,741                94
    Alfa Corp.                                                 3,856            46,314
(1) Allmerica Financial
     Corp.                                                     3,561            35,966
    American Financial
     Group Inc.                                                3,854            88,912
(1) American Independence
     Corp.                                                     3,518             9,569
(1) American Medical
     Security Group Inc.                                         840            11,743
    American National
     Insurance Co.                                             1,284           105,314
(1) American Physicians
     Capital Inc.                                                168             3,160
    AmerUs Group Co.                                           1,849            52,271
    Argonaut Group Inc.                                        2,775            40,931
    Baldwin & Lyons Inc. "B"                                   1,513            35,646
    Berkley (W.R.) Corp.                                       3,129           123,940
    Brown & Brown Inc.                                         4,016           129,797
(1) Clark/Bardes Inc.                                            512             9,856
(1) CNA Financial Corp.                                       13,100           335,360
    CNA Surety Corp.                                           2,972            23,330
    Commerce Group Inc.                                        2,012            75,430
    Crawford & Co. "B"                                         3,782            18,910
(1) Danielson Holding
     Corp.                                                       980             1,372
    Delphi Financial Group
     Inc. "A"                                                  1,248            47,374
    Donegal Group Inc. "B"                                       855             9,619
    EMC Insurance Group
     Inc.                                                        682            12,187
    Erie Indemnity Co. "A"                                     4,499           163,134
    FBL Financial Group
     Inc. "A"                                                  2,105            40,984
    Fidelity National
     Financial Inc.                                            5,647           185,391
    Financial Industries
     Corp.                                                     1,320            18,797
    First American Corp.                                       4,918           109,180
    Fremont General Corp.                                      3,527            15,836
(1) Gainsco Inc.                                                 770                65
    Gallagher (Arthur J.)
     & Co.                                                     4,881   $       143,404
    Great American
     Financial Resources
     Inc.                                                      2,609            44,875
    Harleysville Group Inc.                                    2,703            71,440
    HCC Insurance
     Holdings Inc.                                             3,276            80,590
(1) HealthExtras Inc.                                          3,729            15,102
    Hilb, Rogal &
     Hamilton Co.                                              2,094            85,645
    Horace Mann Educators
     Corp.                                                     2,702            41,422
    Independence Holding
     Co.                                                       1,069            22,951
    Kansas City Life
     Insurance Co.                                             1,354            51,317
    LandAmerica Financial
     Group Inc.                                                1,690            59,911
    Leucadia National
     Corp.                                                     3,434           128,123
(1) Markel Corp.                                                 646           132,753
    Mercury General Corp.                                      3,749           140,887
    MONY Group Inc. (The)                                      3,493            83,622
    Nationwide Financial
     Services Inc.                                             2,850            81,653
(1) Navigators Group Inc.                                      1,877            43,077
    Odyssey Re Holdings
     Corp.                                                     3,926            69,490
(1) Ohio Casualty Corp.                                        4,478            57,990
    Old Republic
     International Corp.                                       7,200           201,600
(1) Philadelphia Consolidated
     Holding Corp.                                             1,645            58,233
(1) PICO Holdings Inc.                                         2,300            30,454
    PMA Capital Corp. "A"                                      2,309            33,088
    PMI Group Inc. (The)                                       5,470           164,319
    Presidential Life Corp.                                    2,120            21,052
(1) ProAssurance Corp.                                         3,295            69,195
    Protective Life Corp.                                      3,782           104,081
    Radian Group Inc.                                          5,676           210,863
    Reinsurance Group of
     America Inc.                                              2,557            69,244
    RLI Corp.                                                  2,328            64,951
    Selective Insurance Group
     Inc.                                                      1,963            49,428
(1) Southern Security Life
     Insurance Co.                                             2,249             9,558
    StanCorp Financial Group
     Inc.                                                      1,700            83,045
    State Auto Financial Corp.                                 3,976            61,628
(1) Stewart Information
     Services Corp.                                            2,478            53,004
    Transatlantic Holdings Inc.                                3,085           205,770
(1) Triad Guaranty Inc.                                        1,298            47,844
    21st Century Insurance
     Group                                                     4,619            57,830
(1) UICI                                                       4,968            77,252
    United Fire & Casualty Co.                                 1,251            41,846
    Unitrin Inc.                                               4,544           132,776
(1) Universal American
     Financial Corp.                                           3,000            17,457
    Wesco Financial Corp.                                        318            98,564
    White Mountains
     Insurance Group Ltd.                                        520           167,960
    Zenith National Insurance
     Corp.                                                     1,762            41,442
                                                                       ---------------
                                                                             5,277,218
                                                                       ---------------
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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
IRON/STEEL--0.17%
(1) AK Steel Holding Corp.                                     8,844   $        70,752
    Carpenter Technology
     Corp.                                                     1,180            14,691
    Gibraltar Steel Corp.                                      1,160            22,086
(1) National Steel Corp. "B"                                   4,836               508
    Reliance Steel &
     Aluminum Co.                                              1,537            32,031
    Ryerson Tull Inc.                                          2,942            17,946
(1) Shiloh Industries Inc.                                     2,882             6,485
(1) Steel Dynamics Inc.                                        4,841            58,237
(1) Weirton Steel Corp.                                        2,700               756
(1) WHX Corp.                                                    585             1,433
                                                                       ---------------
                                                                               224,925
                                                                       ---------------
LEISURE TIME--0.42%
(1) Ambassadors
     International Inc.                                          965             8,675
(1) Bally Total Fitness
     Holding Corp.                                             1,835            13,010
    Callaway Golf Co.                                          4,560            60,420
(1) Cannondale Corp.                                           3,074             3,289
(1) Hotels.com "A"                                             1,082            59,110
(1) K2 Inc.                                                    1,082            10,171
(1) Nautilus Group Inc.
     (The)                                                     2,400            32,064
    Polaris Industries Inc.                                    1,447            84,794
(1) Rawlings Sporting Goods
     Co.                                                       3,098            27,293
(1) ResortQuest International
     Inc.                                                      3,354            12,645
    Royal Caribbean Cruises
     Ltd.                                                     12,404           207,147
(1) WMS Industries Inc.                                        2,502            37,480
                                                                       ---------------
                                                                               556,098
                                                                       ---------------
LODGING--0.80%
(1) Aztar Corp.                                                2,668            38,099
(1) Boca Resorts Inc. "A"                                      2,661            28,473
(1) Boyd Gaming Corp.                                          4,980            69,969
(1) Choice Hotels
     International Inc.                                        2,889            65,580
(1) Extended Stay America
     Inc.                                                      5,792            85,432
(1) International Leisure Hosts
     Ltd.                                                      2,400            10,200
(1) John Q Hammons Hotels
     Inc.                                                      2,600            14,378
(1) Mandalay Resort Group                                      4,156           127,215
    Marcus Corp.                                               2,495            35,429
(1) MGM Grand Inc.                                             9,382           309,325
(1) Park Place Entertainment
     Corp.                                                    19,847           166,715
(1) Prime Hospitality Corp.                                    3,038            24,760
(1) ShoLodge Inc.                                              1,700             5,542
(1) Station Casinos Inc.                                       4,168            73,774
                                                                       ---------------
                                                                             1,054,891
                                                                       ---------------
MACHINERY--1.27%
(1) AGCO Corp.                                                 3,886            85,881
    Albany International
     Corp. "A"                                                 2,107            43,531
    Applied Industrial
     Technologies Inc.                                         1,369            25,874
(1) Astec Industries Inc.                                      1,643            16,315
(1) Asyst Technologies Inc.                                    2,036   $        14,965
(1) Benthos Inc.                                               3,900            12,285
    Briggs & Stratton Corp.                                    1,600            67,952
(1) Brooks-PRI Automation
     Inc.                                                      2,536            29,063
(1) Cognex Corp.                                               2,291            42,223
    Donaldson Co. Inc.                                         2,664            95,904
(1) DT Industries Inc.                                         2,068             5,397
(1) Dycom Industries Inc.                                      3,314            43,911
(1) Electroglas Inc.                                           1,827             2,814
    Engineered Support
     Systems Inc.                                                540            19,796
(1) Esterline Technologies
     Corp.                                                     1,575            27,830
(1) Flowserve Corp.                                            3,518            52,031
(1) Gardner Denver Inc.                                        1,793            36,398
(1) Gerber Scientific Inc.                                     3,216            13,057
(1) Global Payment
     Technologies Inc.                                         2,540            14,097
    Graco Inc.                                                 3,595           102,997
(1) Hurco Companies Inc.                                         600               948
    Idex Corp.                                                 1,612            52,712
(1) Imation Corp.                                              2,718            95,347
(1) Insituform Technologies
     Inc. "A"                                                  1,780            30,349
    JLG Industries Inc.                                        2,372            17,861
(1) Kadant Inc.                                                  830            12,450
(1) Kulicke & Soffa
     Industries Inc.                                           3,584            20,500
    Lincoln Electric Holding
     Inc.                                                      3,754            86,905
(1) Magnetek Inc.                                              2,812            12,485
    Manitowoc Co. Inc.
     (The)                                                     1,659            42,305
    Nordson Corp.                                              2,262            56,165
(1) Paragon Technologies
     Inc.                                                      3,600            30,492
(1) Paxar Corp.                                                3,943            58,159
(1) PPT Vision Inc.                                            1,600               800
(1) Presstek Inc.                                              1,890             8,713
    Robbins & Myers Inc.                                       1,306            24,030
(1) Semitool Inc.                                              1,816            11,277
    Stewart & Stevenson
     Services Inc.                                             2,732            38,630
(1) SureBeam
     Corporation "A"                                           3,057            12,350
    Tecumseh Products
     Co. "A"                                                     739            32,612
(1) Tegal Corp.                                                4,300             1,742
    Tennant Co.                                                1,215            39,609
(1) Terex Corp.                                                1,330            14,816
    Thomas Industries Inc.                                     1,910            49,775
(1) Ultratech Stepper Inc.                                     1,943            19,117
(1) Unova Inc.                                                 4,748            28,488
(1) Zebra Technologies
     Corp. "A"                                                 2,098           120,215
                                                                       ---------------
                                                                             1,671,173
                                                                       ---------------
MANUFACTURERS--0.65%
(1) AZZ Incorporated                                           1,300            16,146
    Carlisle Companies Inc.                                    2,050            84,829
(1) CUNO Inc.                                                  1,796            59,484
    Federal Signal Corp.                                       2,427            47,132
(1) FMC Corp.                                                  1,838            50,214
    Harsco Corp.                                               2,089            66,618
    Lancaster Colony Corp.                                     2,693           105,242
    Pentair Inc.                                               2,818            97,362
    Pittston Brink's Group                                     2,775            51,282
(1) Polymer Group Inc.                                         3,131               235

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Samsonite Corp.                                            2,267   $         1,134
    Sturm Ruger & Co. Inc.                                     2,392            22,891
    Teleflex Inc.                                              2,194            94,101
    Tredegar Corp.                                             2,217            33,255
    Trinity Industries Inc.                                    2,837            53,790
(1) U.S. Industries Inc.                                       5,310            13,965
    Wabtec Corp.                                               3,405            47,806
                                                                       ---------------
                                                                               845,486
                                                                       ---------------
MANUFACTURING--0.04%
(1) International Smart
     Sourcing Inc.                                             3,590            16,514
    Kaydon Corp.                                               1,638            34,742
(1) Servotronics Inc.                                          1,410             5,006
                                                                       ---------------
                                                                                56,262
                                                                       ---------------
MEDIA--4.65%
(1) Acme Communications
     Inc.                                                      2,400            19,128
(1) Andersen Group Inc.                                        3,800            15,390
    Banta Corp.                                                1,494            46,717
(1) Beasley Broadcast Group
     Inc. "A"                                                  2,300            27,508
    Belo (A.H.) Corp.                                          7,894           168,300
(1) Big City Radio Inc.                                        2,600             4,420
(1) Cablevision Systems
     Corp.                                                    13,724           229,740
    Courier Corp.                                                309            14,165
(1) Cox Radio Inc. "A"                                         2,465            56,227
(1) Crown Media Holdings
     Inc.                                                     11,798            26,663
(1) Cumulus Media Inc. "A"                                     3,327            49,339
(1) Emmis Communications
     Corp.                                                     3,174            66,114
(1) Entercom Communications
     Corp.                                                     3,400           159,528
(1) Entravision
     Communications Corp.                                      2,600            25,948
(1) Fox Entertainment
     Group Inc. "A"                                           21,250           551,013
(1) Gemstar-TV Guide
     International Inc.                                       24,500            79,625
(1) Granite Broadcasting
     Corp.                                                     1,368             2,804
    Gray Television Inc.                                       2,271            22,142
(1) Hearst-Argyle Television
     Inc.                                                      6,173           148,831
(1) Hispanic Broadcasting
     Corp.                                                     6,746           138,630
    Hollinger International
     Inc.                                                      5,722            58,136
(1) Hollywood Media Corp.                                      2,989             2,989
(1) HyperFeed Technologies
     Inc.                                                        997               299
(1) Information Holdings
     Inc.                                                      1,958            30,388
(1) Insight Communications
     Co. Inc.                                                  2,900            35,902
(1) Journal Register Co.                                       2,867            50,975
    Lee Enterprises Inc.                                       2,493            83,565
    Liberty Corp.                                              1,034            40,119
(1) Liberty Media Corp.
     "A"                                                     144,610         1,292,813
(1) Lin TV Corp. "A"                                           2,838            69,105
(1) LodgeNet Entertainment
     Corp.                                                     2,500   $        26,700
    McClatchy Co. (The) "A"                                    2,499           141,768
    Media General Inc. "A"                                     1,097            65,765
(1) Mediacom
     Communications Corp.                                      4,950            43,610
(1) Metromedia International
     Group Inc.                                                4,997               500
(1) National Lampoon Inc.                                      3,300            21,450
(1) New Frontier Media Inc.                                    1,500             1,500
(1) On Command Corp.                                           3,249             2,209
(1) Paxson Communications
     Corp.                                                     4,748             9,781
(1) Pegasus Communications
     Corp.                                                     3,312             4,339
(1) Playboy Enterprises
     Inc. "B"                                                  2,398            24,292
(1) Primedia Inc.                                             10,516            21,663
    Pulitzer Inc.                                              1,506            67,695
(1) Radio One Inc.                                             5,346            78,159
(1) Radio Unica
     Communications Corp.                                      3,800             1,140
    Readers Digest
     Association Inc. (The)                                    6,294            95,039
(1) Regent Communications
     Inc.                                                      3,200            18,912
(1) Salem Communications
     Corp. "A"                                                 1,700            42,449
(1) Scholastic Corp.                                           2,660            95,627
    Scripps (E.W.) Co. "A"                                     4,887           376,055
(1) Sinclair Broadcast
     Group Inc. "A"                                            4,099            47,671
(1) Spanish Broadcasting
     System Inc. "A"                                           2,600            18,720
(1) TiVo Inc.                                                  3,800            19,798
(1) UnitedGlobalCom
     Inc. "A"                                                  5,046            12,110
(1) USA Interactive                                           23,575           540,339
    Value Line Inc.                                            1,146            49,782
    Washington Post
     Company (The) "B"                                           558           411,804
(1) Westwood One Inc.                                          6,675           249,378
    Wiley (John) & Sons
     Inc. "A"                                                  3,234            77,648
(1) XM Satellite Radio
     Holdings Inc. "A"                                         4,500            12,105
(1) Young Broadcasting
     Inc. "A"                                                    555             7,309
(1) Youthstream Media
     Networks Inc.                                             2,318               185
                                                                       ---------------
                                                                             6,102,025
                                                                       ---------------
METAL FABRICATE/HARDWARE--0.21%
(1) Amcast Industrial Corp.                                    1,839             3,126
    Penn Engineering &
     Manufacturing Corp.                                       1,834            19,532
    Precision Castparts Corp.                                  2,678            64,942
(1) Shaw Group Inc. (The)                                      2,670            43,922
    Timken Co. (The)                                           3,739            71,415
(1) TransTechnology Corp.                                      2,532            26,535
    Valmont Industries Inc.                                    2,324            45,086
                                                                       ---------------
                                                                               274,558
                                                                       ---------------
METALS-DIVERSIFIED--0.26%
    Ameron International Corp.                                   500            27,575
    AptarGroup Inc.                                            1,812            56,607
(1) Atchison Casting Corp.                                       457               137
    Commercial Metals Co.                                      3,540            57,490

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Matthews International
     Corp. "A"                                                 1,974   $        44,081
(1) Maverick Tube Corp.                                        1,669            21,747
(1) Mueller Industries Inc.                                    2,301            62,702
(1) Niagara Corp.                                                600               966
(1) NS Group Inc.                                              1,534            10,002
    Quanex Corp.                                                 543            18,191
(1) Titanium Metals Corp.                                      2,200             4,202
(1) TransPro Inc.                                              1,600             8,960
    Tremont Corp.                                              1,000            29,800
                                                                       ---------------
                                                                               342,460
                                                                       ---------------
MINING--0.39%
    Arch Coal Inc.                                             3,365            72,650
(1) Brush Engineered
     Materials Inc.                                            1,404             7,722
    Century Aluminum Co.                                       1,637            12,130
(1) Charles & Colvard Ltd.                                     2,811            15,123
(1) Glamis Gold Ltd.                                           5,100            57,834
(1) Golden Cycle Gold
     Corp.                                                     1,800            28,800
(1) Liquidmetal
     Technologies                                                672             6,908
(1) MAXXAM Inc.                                                1,713            15,931
(1) Meridian Gold Inc.                                         8,994           158,564
    Peabody Energy Corp.                                       3,167            92,571
(1) Stillwater Mining Co.                                      2,620            14,017
    USEC Inc.                                                  5,274            31,749
                                                                       ---------------
                                                                               513,999
                                                                       ---------------
OFFICE/BUSINESS EQUIPMENT--0.25%
(1) General Binding Corp.                                      3,195            27,094
(1) Global Imaging Systems
     Inc.                                                        579            10,642
    Herman Miller Inc.                                         4,846            89,166
    HON Industries Inc.                                        4,562           129,013
(1) Imagistics International
     Inc.                                                        204             4,080
(1) Insight Enterprises Inc.                                   2,872            23,866
    Steelcase Inc. "A"                                         1,929            21,142
    Virco Manufacturing
     Corp.                                                     1,598            16,300
                                                                       ---------------
                                                                               321,303
                                                                       ---------------
OIL & GAS PRODUCERS--3.64%
    Adams Resources &
     Energy Inc.                                               1,600             8,400
    Apco Argentina Inc.                                          971            16,934
    Atmos Energy Corp.                                         1,953            45,544
(1) ATP Oil & Gas Corp.                                        1,370             5,576
(1) Atwood Oceanics Inc.                                       1,402            42,200
    Berry Petroleum Co. "A"                                    2,178            37,135
(1) Blue Dolphin Energy
     Co.                                                       7,300             3,358
    BP Prudhoe Bay Royalty
     Trust                                                     1,489            21,978
    Cabot Oil & Gas Corp. "A"                                  2,315            57,366
(1) CAL Dive International
     Inc.                                                      2,072            48,692
(1) Callon Petroleum Co.                                       1,559             5,223
    Cascade Natural Gas
     Corp.                                                     1,007            20,140
    Chesapeake Energy Corp.                                   10,300            79,722
(1) Cimarex Energy Co.                                         1,700            30,430
(1) Clayton Williams Energy
     Inc.                                                      1,100   $        13,354
(1) Dawson Geophysical Co.                                     2,400            13,920
(1) Denbury Resources Inc.                                     4,397            49,686
    Diamond Offshore Drilling
     Inc.                                                      8,223           179,673
(1) Encore Acquisition Co.                                     1,937            35,680
    Energen Corp.                                              1,408            40,973
(1) Energy Partners Ltd.                                       2,000            21,400
    ENSCO International Inc.                                   9,215           271,382
    Equitable Resources Inc.                                   4,022           140,931
(1) Evergreen Resources Inc.                                   1,793            80,416
(1) Exploration Company of
     Delaware (The)                                           10,100            30,098
(1) Forest Oil Corp.                                           2,866            79,245
(1) Giant Industries Inc.                                      2,584             7,623
(1) Grey Wolf Inc.                                             9,565            38,164
(1) Hanover Compressor
     Co.                                                       4,052            37,197
    Helmerich & Payne Inc.                                     3,200            89,312
(1) Houston Exploration Co.                                    1,769            54,131
(1) Key Energy Services Inc.                                   5,818            52,187
(1) Magnum Hunter Resources
     Inc.                                                      2,900            17,255
(1) Mallon Resources Corp.                                     3,500             3,815
(1) MarkWest Hydrocarbon
     Inc.                                                      1,779            10,140
    McMoRan Exploration Co.                                    2,119            10,807
(1) Meridian Resource Corp.
     (The)                                                     5,900             5,310
(1) Mission Resources Corp.                                    1,833               752
    Murphy Oil Corp.                                           5,820           249,387
(1) National-Oilwell Inc.                                      5,282           115,359
    New Jersey Resources
     Corp.                                                     1,944            61,411
(1) Newfield Exploration
     Co.                                                       3,250           117,163
    Noble Energy Inc.                                          3,685           138,372
    Northwest Natural Gas Co.                                    909            24,598
(1) Nuevo Energy Co.                                           1,327            14,730
    Ocean Energy Inc.                                         10,362           206,929
(1) Parker Drilling Co.                                        6,495            14,419
    Patina Oil & Gas Corp.                                     1,500            47,475
    Penn Virginia Corp.                                        1,500            54,525
(1) Petroleum Development
     Corp.                                                     2,500            13,250
    Piedmont Natural Gas Co.                                   1,771            62,605
(1) Pioneer Natural
     Resources Co.                                             7,283           183,896
(1) Plains Exploration &
     Production Co.                                            3,300            32,175
(1) Plains Resource Inc.                                       3,300            39,105
    Pogo Producing Co.                                         3,731           138,980
(1) Premcor Inc.                                               4,747           105,526
(1) Pride International Inc.                                   8,295           123,596
(1) Prima Energy Corp.                                         1,030            23,031
(1) Remington Oil & Gas
     Corp.                                                     2,200            36,102
(1) SEACOR SMIT Inc.                                           1,050            46,725
(1) Seitel Inc.                                                1,764               970
    SEMCO Energy Inc.                                          1,700            10,370
(1) Southern Union Co.                                         3,425            56,513
    Southwest Gas Corp.                                        1,656            38,833
(1) Spinnaker Exploration
     Co.                                                       2,700            59,535
    St. Mary Land &
     Exploration Co.                                           1,598            39,950
(1) Stone Energy Corp.                                         1,615            53,876

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Superior Energy Services
     Inc.                                                      5,800   $        47,560
(1) Swift Energy Co.                                           1,629            15,752
(1) Tesoro Petroleum Corp.                                     3,192            14,428
(1) 3TEC Energy Corp.                                          1,700            24,123
(1) Tom Brown Inc.                                             2,156            54,116
(1) Ultra Petroleum Corp.                                      3,701            36,640
(1) Unit Corp.                                                 2,349            43,574
    Valero Energy Corp.                                        6,491           239,778
    Vintage Petroleum Inc.                                     3,458            36,482
    WD-40 Co.                                                  1,899            50,172
    Western Gas Resources
     Inc.                                                      2,585            95,257
(1) Westport Resources
     Corp.                                                     4,576            95,181
(1) W-H Energy Services
     Inc.                                                      1,400            20,426
    XTO Energy Inc.                                            7,614           188,066
                                                                       ---------------
                                                                             4,777,110
                                                                       ---------------
OIL & GAS SERVICES--1.51%
    CARBO Ceramics Inc.                                          983            33,127
(1) Cooper Cameron Corp.                                       3,502           174,470
(1) Dril-Quip Inc.                                             1,536            25,958
(1) FMC Technologies Inc.                                      3,426            69,993
(1) Global Industries Ltd.                                     5,078            21,175
    GlobalSantaFe Corp.                                       15,127           367,889
(1) Grant Prideco Inc.                                         7,960            92,654
(1) Hydril Co.                                                 2,000            47,140
(1) Input/Output Inc.                                          4,854            20,630
(1) Lone Star Technologies
     Inc.                                                      1,606            23,913
(1) Mitcham Industries Inc.                                    2,200             2,640
(1) Newpark Resources Inc.                                     6,968            30,311
(1) Oceaneering International
     Inc.                                                      2,232            55,220
(1) Oil States International
     Inc.                                                      2,906            37,487
(1) Patterson-UTI Energy
     Inc.                                                      4,975           150,096
(1) Smith International Inc.                                   6,376           207,985
    Tidewater Inc.                                             3,838           119,362
(1) Universal Compression
     Holdings Inc.                                             2,500            47,825
(1) Varco International Inc.                                   5,849           101,773
(1) Veritas DGC Inc.                                           1,922            15,184
(1) Weatherford International
     Ltd.                                                      8,431           336,650
                                                                       ---------------
                                                                             1,981,482
                                                                       ---------------
PACKAGING & CONTAINERS--0.63%
(1) AEP Industries Inc.                                          745             9,737
(1) BWAY Corporation                                           1,143            22,609
(1) Crown Cork & Seal Co.
     Inc.                                                      7,624            60,611
    Greif Brothers Corp. "A"                                   1,625            38,675
(1) Longview Fibre Co.                                         3,612            26,115
(1) Owens-Illinois Inc.                                        8,200           119,556
(1) Packaging Corporation
     of America                                                6,850           124,944
(1) Silgan Holdings Inc.                                       2,054            50,693
(1) Smurfit-Stone Container
     Corp.                                                    15,116           232,650
    Sonoco Products Co.                                        6,346           145,514
                                                                       ---------------
                                                                               831,104
                                                                       ---------------
PHARMACEUTICALS--3.51%
(1) aaiPharma Inc.                                             1,732   $        24,283
(1) Abgenix Inc.                                               5,032            37,086
(1) Able Laboratories Inc.                                     1,640            19,024
(1) Adolor Corp.                                               1,700            23,647
(1) Advanced Medical Optics
     Inc.                                                        800             9,576
(1) AdvancePCS                                                 6,000           133,260
(1) Align Technology Inc.                                      2,948             8,139
(1) Alkermes Inc.                                              3,692            23,149
(1) Allou Health Care Inc.                                     2,961             7,906
(1) Allscripts Healthcare
     Solutions Inc.                                            4,600            10,994
    Alpharma Inc. "A"                                          3,095            36,861
(1) Amylin Pharmaceuticals
     Inc.                                                      4,592            74,115
(1) Andrx Group                                                4,401            64,563
(1) Antigenics Inc.                                            1,600            16,384
(1) Aphton Corp.                                               2,832            10,903
(1) ArQule Inc.                                                1,444             4,404
(1) AtheroGenics Inc.                                          1,675            12,412
(1) AVANIR Pharmaceuticals
     "A"                                                       4,000             4,000
(1) AVI BioPharma Inc.                                         4,800            24,000
(1) Barr Laboratories Inc.                                     2,812           183,033
(1) Biopure Corp.                                              2,300             8,556
(1) Bone Care International
     Inc.                                                      1,973            19,197
(1) Boston Life Sciences Inc.                                  3,693             4,136
(1) Celgene Corp.                                              4,738           101,725
(1) Cell Genesys Inc.                                          2,359            26,305
(1) Cell Therapeutics Inc.                                     2,590            18,829
(1) CIMA Labs Inc.                                             1,000            24,191
(1) CollaGenex
     Pharmaceuticals Inc.                                      3,116            29,571
(1) Connetics Corp.                                            3,237            38,909
(1) Corixa Corp.                                               3,112            19,886
(1) Corvas International Inc.                                  2,500             3,875
(1) Cubist Pharmaceuticals
     Inc.                                                      2,144            17,645
(1) CV Therapeutics Inc.                                       2,100            38,262
    D&K Healthcare Resources
     Inc.                                                      2,276            23,309
    DENTSPLY International
     Inc.                                                      4,672           173,798
(1) Digene Corp.                                               1,428            16,365
(1) Durect Corp.                                               3,800             7,676
(1) Emisphere Technologies
     Inc.                                                      1,405             4,889
(1) Endo Pharmaceuticals
     Holdings Inc.                                             5,500            42,345
(1) Eon Labs Inc.                                              2,425            45,857
(1) Epix Medical Inc.                                          1,921            13,889
(1) Essential Therapeutics
     Inc.                                                      2,892             1,591
(1) First Horizon
     Pharmaceutical Corp.                                      1,800            13,460
(1) Genta Inc.                                                 4,000            30,760
(1) Geron Corp.                                                2,194             7,898
(1) Gilead Sciences Inc.                                      12,166           413,644
(1) Guilford Pharmaceuticals
     Inc.                                                      1,220             4,856
(1) Hemispherx Biopharma
     Inc.                                                      1,841             3,921
(1) Henry Schein Inc.                                          2,680           120,600
(1) Hi-Tech Pharmacal Co.                                      2,400            61,560
(1) Hyseq Inc.                                                 1,152             1,002
    ICN Pharmaceuticals Inc.                                   6,623            72,257
(1) ILEX Oncology Inc.                                         3,766            26,588

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) ImClone Systems Inc.                                       4,580   $        48,644
(1) Immune Response Corp.
     (The)                                                       866               841
(1) Immunogen Inc.                                             2,500             7,750
(1) Impax Laboratories Inc.                                    4,000            16,040
(1) Inhale Therapeutic
     Systems Inc.                                              3,004            24,272
(1) InKine Pharmaceutical Co.
     Inc.                                                      3,300             5,379
(1) InterMune Inc.                                             3,000            76,530
(1) Intuitive Surgical Inc.                                    2,200            13,552
(1) Isis Pharmaceuticals Inc.                                  3,408            22,459
(1) IVAX Corp.                                                13,480           163,512
(1) Kos Pharmaceuticals Inc.                                   1,853            35,207
(1) KV Pharmaceuticals Co.                                     1,842            42,734
(1) Ligand Pharmaceuticals
     Inc. "B"                                                  2,582            13,865
(1) Martek Biosciences Corp.                                   1,748            43,770
(1) Medarex Inc.                                               4,728            18,676
(1) Medicines Co. (The)                                        1,900            30,438
(1) Medicis Pharmaceutical
     Corp. "A"                                                 1,843            91,542
(1) MIM Corp.                                                    386             2,239
(1) Miravant Medical
     Technologies                                              1,991             1,812
    Mylan Laboratories Inc.                                    7,504           261,890
(1) Nabi Biopharmaceuticals                                    3,300            20,460
(1) NaPro BioTherapeutics
     Inc.                                                      2,500             1,650
(1) Nastech Pharmaceutical
     Co. Inc.                                                  3,000            25,650
(1) Natrol Inc.                                                2,290             2,634
(1) NBTY Inc.                                                  3,730            65,573
(1) Neose Technologies Inc.                                      953             8,234
(1) Neurocrine Biosciences
     Inc.                                                      2,371           108,260
(1) Noven Pharmaceuticals
     Inc.                                                      2,700            24,921
(1) NPS Pharmaceuticals
     Inc.                                                      2,151            54,141
    Nu Skin Enterprises Inc. "A"                               3,109            37,215
    Omnicare Inc.                                              5,605           133,567
(1) OSI Pharmaceuticals Inc.                                   2,498            40,967
(1) Patterson Dental Co.                                       3,980           174,085
(1) Perrigo Co.                                                5,276            64,103
(1) Pharmaceutical Resources
     Inc.                                                      2,400            71,520
(1) Pharmacyclics Inc.                                         1,356             4,841
(1) Praecis Pharmaceuticals
     Inc.                                                      3,000             9,750
(1) Priority Healthcare Corp.
     "B"                                                       3,376            78,323
(1) SangStat Medical Corp.                                     1,921            21,707
(1) SciClone Pharmaceuticals
     Inc.                                                      3,400            10,812
(1) Scios Inc.                                                 2,761            89,953
(1) Sepracor Inc.                                              5,946            57,498
(1) Serologicals Corp.                                         2,187            24,057
(1) SICOR Inc.                                                 7,663           121,459
(1) SuperGen Inc.                                              2,151             7,808
(1) Sybron Dental Specialties
     Inc.                                                      2,006            29,789
(1) Synaptic Pharmaceutical
     Corp.                                                     2,594            16,446
(1) Tanox Inc.                                                 2,500            22,625
(1) Texas Biotech Corp.                                        4,257   $         5,960
(1) 3 Dimensional
     Pharmaceuticals Inc.                                      7,277            23,505
(1) Titan Pharmaceuticals
     Inc.                                                      1,487             2,126
(1) Triangle Pharmaceuticals
     Inc.                                                      3,876            23,023
(1) Tularik Inc.                                               2,636            19,665
(1) Twinlab Corp.                                              2,806               281
(1) United Surgical Partners
     International Inc.                                          725            11,325
(1) United Therapeutics Inc.                                   1,400            23,380
(1)  VaxGen Inc.                                               1,500            28,965
(1) Versicor Inc.                                              3,600            38,844
(1) Vion Pharmaceuticals Inc.                                  2,523               835
(1) ViroPharma Inc.                                            1,323             1,932
(1) VIVUS Inc.                                                 2,800            10,444
(1) Zonagen Inc.                                               1,801             1,765
                                                                       ---------------
                                                                             4,606,341
                                                                       ---------------
PIPELINES--0.20%
    Aquila Inc.                                               11,616            20,560
    National Fuel Gas Co.                                      4,331            89,782
    Questar Corp.                                              5,390           149,950
                                                                       ---------------
                                                                               260,292
                                                                       ---------------
REAL ESTATE--2.47%
(1) American Residential
     Investment Trust Inc.                                       560             2,229
    AMLI Residential
     Properties Trust                                          1,844            39,240
    Anthracite Capital Inc.                                    2,200            23,980
    Arizona Land Income
     Corp. "A"                                                 2,100             8,295
    Bedford Property
     Investors Inc.                                            3,013            77,404
    Brandywine Realty Trust                                    2,800            61,068
    BRE Properties Inc. "A"                                    2,277            71,042
(1) California Coastal
     Communities Inc.                                            535             2,959
(1) Catellus Development
     Corp.                                                     6,076           120,609
    CenterPoint Properties
     Corp.                                                     1,438            82,182
    Chateau Communities Inc.                                   1,647            37,881
    Colonial Properties Trust                                  1,165            39,540
    Commercial Net Lease
     Realty Inc.                                               4,713            72,250
    Cornerstone Realty Income
     Trust Inc.                                                4,949            39,394
(1) Corrections Corp. of
     America                                                   3,800            65,170
    Cousins Properties Inc.                                    2,927            72,297
    Developers Diversified
     Realty Corp.                                              2,963            65,156
    EastGroup Properties Inc.                                  1,329            33,890
    Equity Inns Inc.                                           6,529            39,305
    First Industrial Realty Trust
     Inc.                                                      2,697            75,516
    Forest City Enterprises
     Inc. "A"                                                  3,211           107,087
    Gables Residential Trust                                   1,571            39,165
    Glenborough Realty Trust
     Inc.                                                      1,619            28,851
    Glimcher Realty Trust                                      2,660            47,215
(1) Grubb & Ellis Company                                      1,305             1,331
    Healthcare Realty Trust Inc.                               1,986            58,091
    HMG/Courtland Properties
     Inc.                                                      2,900            17,980
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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Home Properties of
     New York Inc.                                             1,754   $        60,425
(1) Income Opportunity Realty
     Investors Inc.                                            2,900            54,549
    Innkeepers USA Trust                                       4,029            30,862
(1) Insignia Financial
     Group Inc.                                                3,857            27,963
    IRT Property Co.                                           6,387            75,814
    JDN Realty Corp.                                           4,362            47,764
(1) Jones Lang LaSalle Inc.                                    3,226            49,616
    Kilroy Realty Corp.                                        1,936            44,625
    LNR Property Corp.                                         1,720            60,888
    Macerich Co. (The)                                         2,518            77,429
    Manufactured Home
     Communities Inc.                                          1,868            55,349
    Meristar Hospitality Corp.                                 2,369            15,635
    Mills Corp.                                                2,680            78,631
    Monmouth Capital Corp.                                     2,500             8,825
    Monmouth Real Estate
     Investment Corp. "A"                                      2,500            17,300
(1) National Golf Properties
     Inc.                                                      2,360            27,730
    National Health Investors
     Inc.                                                      4,195            67,456
    Nationwide Health
     Properties Inc.                                           2,267            33,846
    Pan Pacific Retail
     Properties Inc.                                           2,446            89,352
    PMC Commercial Trust-SBI                                     600             7,470
    Prentiss Properties Trust                                  1,341            37,923
(1) Prime Group Realty Trust                                   4,457            20,547
    PS Business Parks Inc.                                     1,457            46,333
    Realty Income Corp.                                        2,099            73,465
    Reckson Associates Realty
     Corp.                                                     2,791            58,751
    Redwood Trust Inc.                                         2,017            55,871
    RFS Hotel Investors Inc.                                   4,113            44,667
    Shurgard Storage Centers
     Inc. "A"                                                  2,179            68,290
    Sovran Self Storage Inc.                                   1,479            41,944
    St. Joe Company (The)                                      5,824           174,720
    Summit Properties Inc.                                     1,437            25,579
    Sun Communities Inc.                                       1,563            57,159
    Taubman Centers Inc.                                       4,167            67,630
    Town & Country Trust (The)                                 2,581            54,459
(1) Trammell Crow Co.                                          4,232            38,088
(1) Transcontinental Realty
     Investments Inc.                                          1,538            27,130
(1) United Capital Corp.                                         690            24,426
    W.P. Carey & Co. LLC                                       2,232            55,242
                                                                       ---------------
                                                                             3,232,880
                                                                       ---------------
REAL ESTATE INVESTMENT TRUSTS--4.63%
    Acadia Realty Trust                                        2,637            19,567
(1) Alexander's Inc.                                             723            46,670
    Alexandria Real Estate
     Equities Inc.                                             2,562           109,141
    AMB Property Corp.                                         5,742           157,101
    American Land Lease Inc.                                   2,793            39,353
    American Mortgage
     Acceptance Corp.                                          3,300            46,497
    Annaly Mortgage
     Management Inc.                                           4,400            82,720
    Apartment Investment &
     Management Co. "A"                                        6,024           225,780
    Archstone-Smith Trust                                      9,685   $       227,985
    Arden Realty Inc.                                          3,392            75,133
    AvalonBay Communities
     Inc.                                                      4,401           172,255
    Boston Properties Inc.                                     5,743           211,687
    Camden Property Trust                                      2,293            75,669
    Capital Alliance Income
     Trust Ltd.                                                1,300            22,620
    Capital Automotive                                         1,600            37,920
    Capstead Mortgage Corp.                                    4,800           118,320
    CarrAmerica Realty Corp.                                   6,510           163,076
    CBL & Associates
     Properties Inc.                                           1,482            59,354
(1) Cedar Income Fund Ltd.                                     3,500            14,000
    Chelsea Property Group
     Inc.                                                      2,285            76,113
    Crescent Real Estate
     Equities Co.                                              6,613           110,040
    Crown American Realty
     Trust                                                     2,566            23,607
    Duke Realty Corp.                                          8,040           204,618
    Essex Property Trust Inc.                                  1,544            78,512
    FBR Asset Investment
     Corp.                                                     1,089            36,917
    Federal Realty Investment
     Trust                                                     2,283            64,198
    FelCor Lodging Trust Inc.                                  3,037            34,743
    General Growth Properties
     Inc.                                                      4,105           213,460
    Getty Realty Corp.                                         2,600            49,270
    Great Lakes REIT Inc.                                      3,419            56,926
    Health Care Property
     Investors Inc.                                            4,057           155,383
    Health Care REIT Inc.                                      1,854            50,151
    Highwoods Properties Inc.                                  2,659            58,764
    Hospitality Properties Trust                               4,735           166,672
(1) Host Marriott Corp.                                       14,160           125,316
    HRPT Properties Trust                                      8,685            71,564
    iStar Financial Inc.                                       6,770           189,899
    Kimco Realty Corp.                                         5,954           182,431
    Koger Equity Inc.                                          2,289            35,708
    Kramont Realty Trust                                       1,700            24,905
    Liberty Property Trust                                     4,578           146,221
    Mack-Cali Realty Corp.                                     3,700           112,110
    Mid-America Apartment
     Communities Inc.                                          1,642            40,147
    Mission West Properties
     Inc.                                                      2,400            23,760
    New Plan Excel Realty
     Trust                                                     6,847           130,709
    Parkway Properties Inc.                                    1,252            43,920
    Post Properties Inc.                                       1,583            37,834
    ProLogis                                                  11,256           283,088
    Public Storage Inc.                                        7,055           227,947
    Regency Centers Corp.                                      3,440           111,456
    Rouse Co. (The)                                            5,274           167,186
    Senior Housing Properties
     Trust                                                     4,318            45,814
    SL Green Realty Corp.                                      3,471           109,684
    Thornbury Mortgage Inc.                                    2,392            48,079
    Trizec Properties Inc.                                     9,116            85,599
    United Dominion Realty
     Trust Inc.                                                7,634           124,892
    Vornado Realty Trust                                       6,648           247,306
    Washington Real Estate
     Investment Trust                                          2,196            55,998
    Weingarten Realty
     Investors                                                 3,300           121,638
                                                                       ---------------
                                                                             6,077,433
                                                                       ---------------
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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
RETAIL--5.34%
(1) Abercrombie & Fitch
     Co. "A"                                                   6,320   $       129,307
(1) AC Moore Arts & Crafts
     Inc.                                                        134             1,703
(1) Advance Auto Parts Inc.                                    2,145           104,891
(1) Aeropostale Inc.                                           2,630            27,799
(1) AFC Enterprises Inc.                                       1,869            39,268
(1) AG Services of America
     Inc.                                                      1,533            11,038
(1) Amazon.com Inc.                                           23,590           445,615
(1) American Eagle Outfitters
     Inc.                                                      4,555            62,768
    Angelo and Maxie's Inc.                                    5,088            17,299
(1) AnnTaylor Stores Corp.                                     2,620            53,500
(1) AutoNation Inc.                                           20,298           254,943
(1) Barnes & Noble Inc.                                        4,268            77,123
(1) Bebe Stores Inc.                                           2,424            32,482
(1) Big 5 Sporting Goods
     Corp.                                                       700             7,553
(1) Big Dog Holdings Inc.                                      3,241             7,979
(1) BJ's Wholesale Club Inc.                                   4,572            83,668
    Blockbuster Inc.                                           2,500            30,625
    Bob Evans Farms Inc.                                       2,133            49,806
(1) Borders Group Inc.                                         5,035            81,064
(1) Brinker International Inc.                                 6,199           199,918
    Brown Shoe Co. Inc.                                        1,408            33,553
(1) Buckle Inc. (The)                                          1,782            32,076
    Burlington Coat Factory
     Warehouse Corp.                                           3,019            54,191
(1) CarMax Inc.                                                6,335           113,270
    Casey's General Store Inc.                                 2,654            32,405
    Cash America International
     Inc.                                                      4,822            45,905
    Cato Corp. "A"                                             2,013            43,461
    CBRL Group Inc.                                            3,436           103,527
(1) CDW Computer Centers
     Inc.                                                      5,244           229,949
(1) Charlotte Russe Holding
     Inc.                                                      2,200            23,342
(1) Charming Shoppes Inc.                                      6,277            26,238
(1) Chico's FAS Inc.                                           5,022            94,966
(1) Children's Place Retail
     Stores Inc. (The)                                         1,911            20,333
(1) Christopher & Banks
     Corp.                                                     1,968            40,836
    Claire's Stores Inc.                                       3,172            70,006
(1) Coach Inc.                                                 5,800           190,936
(1) Coldwater Creek Inc.                                       1,075            20,640
(1) Cole National Corp.                                        2,758            31,441
(1) Copart Inc.                                                4,773            56,512
(1) Cost Plus Inc.                                             1,283            36,784
(1) CSK Auto Corp.                                             2,542            27,962
(1) Dollar Tree Stores Inc.                                    7,069           173,685
(1) Dress Barn Inc.                                            1,901            25,283
(1) Drugstore.com Inc.                                         7,600            18,240
(1) Duane Reade Inc.                                           1,259            21,403
(1) Elder-Beerman Stores
     Corp.                                                       779             1,402
(1) Electronics Boutique
     Holdings Corp.                                            1,502            23,747
(1) Factory 2-U Stores Inc.                                    1,223             4,172
(1) FAO Inc.                                                   3,600             1,692
(1) Foot Locker Inc.                                           7,763            81,512
(1) Footstar Inc.                                              2,797            19,467
    Fred's Inc.                                                2,375   $        61,038
(1) FreeMarkets Inc.                                           3,271            21,062
(1) Galyan's Trading Co.                                       1,026            10,260
(1) GameStop Corp.                                             1,080            10,584
(1) Genesco Inc.                                               1,499            27,926
(1) Goody's Family Clothing
     Inc.                                                      3,491            15,500
(1) Group 1 Automotive Inc.                                    1,000            23,880
(1) Guitar Center Inc.                                         1,598            26,463
    Haverty Furniture
     Companies Inc.                                            2,222            30,886
(1) Holiday RV Superstores
     Inc.                                                         40                36
(1) Hot Topic Inc.                                             2,046            46,812
    IKON Office Solutions Inc.                                 5,600            40,040
(1) Jewett-Cameron Trading
     Co. Ltd.                                                  1,400            11,340
(1) Jill (J.) Group Inc. (The)                                 2,031            28,393
(1) Jo-Ann Stores Inc.                                         2,202            50,580
(1) Kenneth Cole Productions
     "A"                                                       1,374            27,892
(1) Kirkland's Inc.                                              520             5,876
(1) Krispy Kreme Doughnuts
     Inc.                                                      3,720           125,624
(1) Linens `N Things Inc.                                      2,442            55,189
(1) Lithia Motors Inc. "A"                                     1,725            27,065
    Lone Star Steakhouse &
     Saloon Inc.                                               2,249            43,496
    Longs Drug Stores Corp.                                    3,000            62,220
(1) MarineMax Inc.                                               919            10,853
(1) Men's Wearhouse Inc.
     (The)                                                     2,896            49,666
(1) Michaels Stores Inc.                                       3,943           123,416
(1) Mothers Work Inc.                                          1,200            42,276
(1) Movie Gallery Inc.                                         1,094            14,222
(1) MSC Industrial Direct Co.
     Inc. "A"                                                  2,211            39,245
(1) Neiman-Marcus Group
     Inc. "A"                                                  2,992            90,927
(1) 99 Cents Only Stores                                       4,545           122,079
(1) Nyer Medical Group Inc.                                    1,220             1,525
(1) O'Charley's Inc.                                           1,668            34,244
(1) Odd Job Stores Inc.                                          408               775
(1) OfficeMax Inc.                                             7,191            35,955
(1) 1-800 CONTACTS INC.                                          774            21,339
(1) O'Reilly Automotive Inc.                                   3,404            86,087
    Outback Steakhouse Inc.                                    4,694           161,661
(1) Overstock.com Inc.                                           700             9,100
(1) Pacific Sunwear of
     California Inc.                                           3,617            63,976
(1) Pantry Inc. (The)                                          2,400             9,624
(1) Payless ShoeSource
     Inc.                                                      1,404            72,264
(1) PC Connection Inc.                                         1,709             8,665
    Pep Boys-Manny, Moe &
     Jack Inc.                                                   913            10,591
(1) PETCO Animal Supplies
     Inc.                                                        492            11,532
(1) PETsMART Inc.                                              8,300           142,179
    Pier 1 Imports Inc.                                        6,351           120,224
(1) Priceline.com Inc.                                        11,722            18,755
    Regis Corp.                                                2,499            64,949
(1) Rite Aid Corp.                                            25,700            62,965
    Ross Stores Inc.                                           4,900           207,711
    Ruby Tuesday Inc.                                          2,892            50,003
(1) Ryan's Family Steak
     Houses Inc.                                               5,636            63,969
(1) Saks Inc.                                                  9,662           113,432
(1) School Specialty Inc.                                      1,452            29,011

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) 7-Eleven Inc.                                              5,909   $        44,318
(1) Sharper Image Corp.                                          353             6,153
(1) ShopKo Stores Inc.                                         3,700            46,065
(1) Smart & Final Inc.                                         3,830            19,916
(1) Sonic Automotive Inc.                                      2,312            34,379
(1) Sports Resorts
     International Inc.                                        4,862            28,540
(1) Stage Stores Inc.                                            639            13,445
(1) Stamps.com Inc.                                            4,200            19,614
(1) Steak n Shake Company
     (The)                                                     2,389            23,890
(1) Stein Mart Inc.                                            2,429            14,817
(1) Systemax Inc.                                              2,716             4,210
    Talbots Inc. (The)                                         3,808           104,834
(1) Too Inc.                                                   2,200            51,744
(1) Tractor Supply Co.                                         1,500            56,400
(1) Trans World Entertainment
     Corp.                                                     3,864            14,026
(1) Tuesday Morning Corp.                                      3,000            51,300
(1) Tweeter Home
     Entertainment Group
     Inc.                                                      1,364             7,884
(1) Ultimate Electronics Inc.                                    661             6,709
(1) United Auto Group Inc.                                     2,700            33,669
(1) Urban Outfitters Inc.                                      1,853            43,675
(1) Value City Department
     Stores Inc.                                               2,744             5,022
(1) Wet Seal Inc. "A"                                          2,493            26,827
(1) Whitehall Jewellers Inc.                                     879             8,351
(1) Williams-Sonoma Inc.                                       7,376           200,258
(1) Wilsons The Leather
     Experts Inc.                                              1,298             6,490
(1) Zale Corp.                                                 2,104            67,118
                                                                       ---------------
                                                                             7,002,321
                                                                       ---------------
SEMICONDUCTORS--1.53%
(1) Aetrium Inc.                                               1,228               946
(1) Agere Systems Inc. "A"                                    36,200            52,128
(1) Agere Systems Inc. "B"                                    65,300            91,420
(1) Alliance Semiconductor
     Corp.                                                     2,230             8,764
(1) Amkor Technology Inc.                                     11,173            53,183
(1) ANADIGICS Inc.                                             1,914             4,938
(1) Atmel Corp.                                               28,920            64,492
(1) Axcelis Technologies
     Inc.                                                      5,870            32,925
(1) AXT Inc.                                                   1,892             3,406
(1) ChipPAC Inc. "A"                                           4,400            15,620
(1) Cirrus Logic Inc.                                          5,157            14,852
    Cohu Inc.                                                  1,718            25,255
(1) Conexant Systems Inc.                                     15,721            25,311
(1) Credence Systems
     Corp.                                                     4,230            39,466
(1) Cree Inc.                                                  4,772            78,022
(1) Cypress Semiconductor
     Corp.                                                     7,447            42,597
(1) EMCORE Corp.                                               2,438             5,339
(1) Entegris Inc.                                              6,390            65,817
(1) GlobeSpanVirata Inc.                                       8,988            39,637
(1) Integrated Circuit Systems
     Inc.                                                      4,400            80,300
(1) Integrated Device
     Technology Inc.                                           6,781            56,757
(1) Integrated Silicon Solution
     Inc.                                                      1,368             5,964
(1) International Rectifier
     Corp.                                                     4,266   $        78,750
(1) Intersil Corp. "A"                                         8,953           124,805
(1) IXYS Corp.                                                 1,720            12,143
(1) Kopin Corp.                                                4,600            18,032
(1) Lam Research Corp.                                         8,399            90,709
(1) Lattice Semiconductor
     Corp.                                                     6,092            53,427
(1) LTX Corp.                                                  3,108            18,741
(1) MEMC Electronics
     Materials Inc.                                            9,740            73,732
    Microchip Technology Inc.                                 12,246           299,415
(1) Microtune Inc.                                             3,186             9,972
(1) Monolithic System
     Technology Inc.                                             897            10,836
(1) Multilink Technology
     Corp.                                                     4,087            11,035
(1) OmniVision Technologies
     Inc.                                                      3,101            42,081
(1) ParthusCeva Inc.                                             597             3,528
(1) Pericom Semiconductor
     Corp.                                                     1,688            14,027
(1) Pixelworks Inc.                                            2,494            14,465
(1) Rambus Inc.                                                6,132            41,146
(1) Silicon Laboratories Inc.                                  3,300            62,964
(1) Skyworks Solutions Inc.                                    8,232            70,960
(1) Transmeta Corp.                                            7,945             9,296
(1) TranSwitch Corp.                                           4,966             3,422
(1) Tripath Technology Inc.                                      347                97
(1) TriQuint Semiconductor
     Inc.                                                      7,729            32,771
(1) Varian Semiconductor
     Equipment Associates
     Inc.                                                      2,130            50,611
(1) Veeco Instruments Inc.                                     1,710            19,768
(1) Virage Logic Corp.                                         1,566            15,707
(1) Vitesse Semiconductor
     Corp.                                                     5,493            12,002
                                                                       ---------------
                                                                             2,001,581
                                                                       ---------------
SOFTWARE--3.26%
(1) Actuate Corp.                                              3,664             6,485
(1) Acxiom Corp.                                               5,172            79,545
(1) Akamai Technologies
     Inc.                                                      7,077            12,243
(1) Alloy Inc.                                                 3,700            40,515
(1) American Management
     Systems Inc.                                              2,578            30,910
(1) Applied Graphics
     Technologies Inc.                                         1,090               523
(1) Apropos Technology Inc.                                    1,800             2,448
(1) Ariba Inc.                                                15,700            38,936
(1) Artemis International
     Solutions Corp.                                           2,786               111
(1) Ascential Software Corp.                                  17,525            42,060
(1) AvantGo Inc.                                               1,863             1,826
(1) Avid Technology Inc.                                       2,096            48,103
(1) Axeda Systems Inc.                                         2,600             2,080
(1) BEA Systems Inc.                                          25,752           295,375
(1) Blue Martini Software
     Inc.                                                        629             1,824
(1) Borland Software Corp.                                     5,168            63,566
(1) Cadence Design
     Systems Inc.                                             16,315           192,354
(1) Caminus Corp.                                              1,260             2,948
(1) Captaris Inc.                                              1,718             4,123
(1) CareCentric Inc.                                              56                36
(1) Centillium Communications
     Inc.                                                      1,976             4,466

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Certegy Inc.                                               4,200   $       103,110
(1) CheckFree Corp.                                            5,381            86,101
(1) ChoicePoint Inc.                                           5,402           213,325
(1) Chordiant Software Inc.                                    5,254             7,566
(1) CMGI Inc.                                                 20,155            19,772
(1) CNET Networks Inc.                                         7,635            20,691
(1) Computer Horizons
     Corp.                                                     2,694             8,809
(1) Concero Inc.                                                 600               198
(1) Concerto Software Inc.                                     1,762            11,894
(1) Corillian Corp.                                            2,647             2,409
(1) Corio Inc.                                                 3,664             2,748
(1) CSG Systems International
     Inc.                                                      3,298            45,018
(1) DataTRAK International
     Inc.                                                      1,587             2,730
(1) Datawatch Corp.                                            3,500            10,430
(1) Digi International Inc.                                    3,953            11,503
(1) Digital Impact Inc.                                        3,503             6,656
(1) DigitalThink Inc.                                          2,890             5,055
(1) Docent Inc.                                                  867             2,470
(1) Documentum Inc.                                            2,888            45,226
(1) DoubleClick Inc.                                           8,778            49,684
(1) DSL.net Inc.                                               3,700             1,813
(1) EarthLink Inc.                                             8,398            45,769
(1) EasyLink Services Corp.
     "A"                                                         466               298
(1) ebix.com Inc.                                                179               465
    eBT International Inc.                                     2,669               227
(1) Edwards (J.D.) & Co.                                       7,079            79,851
(1) eFunds Corp.                                               4,500            40,995
(1) Elevon Inc.                                                1,028             1,429
(1) Embarcadero Technologies
     Inc.                                                      2,200            13,134
(1) eMerge Interactive Inc.
     "A"                                                       2,362               614
(1) ePresence Inc.                                             2,346             4,551
(1) eSpeed, Inc.                                               1,100            18,635
(1) eUniverse Inc.                                             4,156            23,606
(1) Evolve Software Inc.                                          86               354
(1) EXE Technologies Inc.                                      4,300             2,365
(1) Extensity Inc.                                             2,620             4,559
(1) F5 Networks Inc.                                           2,400            25,776
(1) FileNET Corp.                                              1,873            22,851
(1) FirePond Inc.                                                275               677
(1) Frontstep Inc.                                               341               665
(1) Geoworks Corp.                                             1,820                31
    Global Payments Inc.                                       2,132            68,245
(1) GraphOn Corp.                                              2,600               338
(1) i2 Technologies Inc.                                      25,334            29,134
(1) Identix Inc.                                               2,342            12,061
(1) Informatica Corp.                                          4,600            26,496
(1) Information Architects
     Corp.                                                       488                29
(1) Information Resources
     Inc.                                                      6,741            10,786
(1) InfoSpace Inc.                                             1,856            15,681
(1) Inktomi Corp.                                              7,744            12,390
(1) InteliData Technologies
     Corp.                                                     3,100             2,790
(1) Interactive Intelligence
     Inc.                                                      1,900             4,940
(1) Interland Inc.                                             8,267            10,747
(1) Internet Capital Group
     Inc.                                                      1,984               714
(1) Internet Pictures Corp.                                      322   $           338
    Inter-Tel Inc.                                             2,668            55,788
(1) iVillage Inc.                                              4,553             4,280
(1) JDA Software Group Inc.                                    2,263            21,861
(1) Jupitermedia Corp.                                         2,900             7,221
(1) Kana Software Inc.                                         1,753             3,453
(1) Keane Inc.                                                 3,849            34,603
(1) Legato Systems Inc.                                        5,682            28,580
(1) Lightspan Inc.                                             4,460             4,687
(1) Liquid Audio Inc.                                          2,300             5,658
(1) Loudeye Technologies
     Inc.                                                      3,412             1,075
(1) Macromedia Inc.                                            4,209            44,826
(1) Magma Design Automation
     Inc.                                                      1,900            18,202
(1) Manugistics Group Inc.                                     4,258            10,219
(1) Mercator Software Inc.                                     1,682             1,632
(1) Micromuse Inc.                                             4,592            17,541
(1) MicroStrategy Inc. "A"                                       216             3,262
(1) Navidec Inc.                                                 239               540
    NDCHealth Corp.                                            1,916            38,128
(1) Neoforma Inc.                                              1,383            16,527
(1) Net2Phone Inc.                                             2,300             9,315
(1) Netegrity Inc.                                             2,180             7,092
(1) netGuru Inc.                                               1,600             2,142
(1) NetIQ Corp.                                                3,362            41,521
(1) Network Associates Inc.                                    9,653           155,317
(1) Network Commerce Inc.                                        446                10
(1) Netzee Inc.                                                  288               127
(1) NexPrise Inc.                                                193               266
(1) NIC Inc.                                                   4,900             6,909
(1) Niku Corp.                                                   442             1,768
(1) Numerical Technologies
     Inc.                                                      1,848             6,394
(1) Openwave Systems
     Inc.                                                     10,192            20,384
(1) Opsware Inc.                                               4,347             7,694
(1) Optika Inc.                                                2,200             2,288
(1) Overture Services Inc.                                     3,700           101,047
(1) Pegasystems Inc.                                           4,283            21,886
(1) Per-Se Technologies Inc.                                   1,301            11,669
(1) Pinnacle Systems Inc.                                      3,968            54,004
(1) Pinnacor Inc.                                              3,770             4,599
(1) Pixar Inc.                                                 3,209           170,045
(1) PLATO Learning Inc.                                        2,666            15,836
(1) Portal Software Inc.                                      11,200             9,050
(1) PracticeWorks Inc.                                         2,223            17,562
(1) Previo Inc.                                                2,300             5,520
(1) Printcafe Software Inc.                                    1,900             2,337
(1) ProQuest Co.                                               1,440            28,224
(1) Pumatech Inc.                                              3,134             2,225
(1) Razorfish Inc. "A"                                           171               291
(1) RealNetworks Inc.                                         11,688            44,531
(1) Renaissance Learning
     Inc.                                                      2,612            49,367
(1) Resonate Inc.                                              1,960             3,469
    Reynolds & Reynolds
     Co. (The) "A"                                             4,577           116,576
(1) Roxio Inc.                                                 1,004             4,789
(1) Saba Software Inc.                                         4,733             5,017
(1) SeaChange International
     Inc.                                                      1,609             9,895
(1) SeeBeyond Technology
     Corp.                                                     5,000            12,150
(1) SERENA Software Inc.                                       3,000            47,370
(1) SpeechWorks International
     Inc.                                                      2,100             5,838
(1) SPSS Inc.                                                  1,333            18,649
(1) Stellent Inc.                                              1,622             7,200

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) SupportSoft Inc.                                           2,388   $         9,409
(1) SVI Solutions Inc.                                         3,111             2,147
(1) Sybase Inc.                                                6,604            88,494
(1) Symantec Corp.                                             8,978           363,699
(1) Synplicity Inc.                                            2,100             7,938
(1) SynQuest Inc.                                                247                96
(1) Tarantella Inc.                                            2,667               483
(1) TeleCommunication
     Systems Inc.                                              2,400             4,824
(1) 3DO Co. (The)                                                457               928
(1) TIBCO Software Inc.                                       12,741            78,739
    Total System Services Inc.                                11,881           160,394
(1) TradeStation Group Inc.                                    1,545             2,225
(1) Trident Microsystems
     Inc.                                                      3,746            13,860
(1) TriZetto Group Inc.
     (The)                                                     3,100            19,034
(1) Ulticom Inc.                                               2,644            19,804
(1) United Leisure Corp.                                       1,400               840
(1) VA Software Corp.                                          3,372             3,069
(1) ValueClick Inc.                                            8,117            22,646
(1) Verticalnet Inc.                                             540               427
(1) VIA NET.WORKS Inc.                                         5,295             3,601
(1) Vie Financial Group Inc.                                   3,000                90
(1) Viewpoint Corp.                                            2,281             4,265
(1) Vignette Corp.                                            14,744            18,091
(1) VitalStream Holdings Inc.                                  2,000               460
(1) VitalWorks Inc.                                            3,692            14,214
(1) V-One Corp.                                                2,900               406
(1) webMethods Inc.                                            3,956            32,518
(1) Websense Inc.                                              1,400            29,905
(1) Wind River Systems Inc.                                    4,198            17,212
                                                                       ---------------
                                                                             4,277,500
                                                                       ---------------
TELECOMMUNICATION EQUIPMENT--0.50%
(1) ADTRAN Inc.                                                2,418            79,552
(1) Advanced Fibre
     Communications Inc.                                       4,785            79,814
(1) AltiGen Communications
     Inc.                                                      4,300             2,451
(1) American Tower Corp.
     "A"                                                      11,171            39,434
(1) Arris Group Inc.                                           2,793             9,971
(1) Avanex Corp.                                               4,246             4,331
(1) Carrier Access Corp.                                       2,356               895
(1) ClearOne Communications
     Inc.                                                      1,500             6,675
(1) CommScope Inc.                                             3,405            26,900
(1) Copper Mountain
     Networks Inc.                                               310             1,321
(1) Corvis Corp.                                              22,585            16,035
(1) CoSine Communications
     Inc.                                                        689             4,162
(1) Digital Lightwave Inc.                                     1,877             2,311
    8X8 Inc.                                                   2,583               568
(1) Endwave Corp.                                                650               621
(1) Glenayre Technologies
     Inc.                                                      4,286             4,886
(1) Handspring Inc.                                            8,220             7,809
(1) Harmonic Inc.                                              4,053             9,322
    Harris Corp.                                               4,200           110,460
(1) Integrated Telecom Express
     Inc.                                                      2,206             3,508
(1) Ixia                                                       2,956            10,789
(1) Network Engines Inc.                                       2,444             2,444
(1) New Focus Inc.                                             4,270   $        16,397
(1) NMS Communications
     Corp.                                                     1,980             3,802
(1) NumereX Corp. "A"                                          3,600             9,684
(1) Oplink Communications
     Inc.                                                     10,617             8,281
(1) Optical Cable Corp.                                          481             1,135
(1) P-Com Inc.                                                   821               156
(1) Peco II Inc.                                               1,314               841
(1) Proxim Corp. "A"                                           4,338             3,774
(1) RF Micro Devices Inc.                                     10,452            76,613
(1) SBA Communications
     Corp.                                                     2,700             1,107
(1) Sonus Networks Inc.                                       12,374            12,374
(1) Stratex Networks Inc.                                      5,360            11,846
(1) Sycamore Networks Inc.                                    17,300            49,997
(1) Telaxis Communications
     Corp.                                                     1,737               313
(1) Terayon Communication
     Systems Inc.                                              5,168            10,594
(1) Tollgrade Communications
     Inc.                                                        928            10,885
(1) Viasat Inc.                                                1,314            15,164
                                                                       ---------------
                                                                               657,222
                                                                       ---------------
TELECOMMUNICATIONS--3.05%
(1) ACTV Inc.                                                  3,667             2,567
(1) Adaptec Inc.                                               6,100            34,465
(1) Aether Systems Inc.                                        2,500             9,400
(1) AirGate PCS Inc.                                           3,100             1,922
(1) Airnet Communications
     Corp.                                                     2,639             1,372
(1) Alamosa Holdings Inc.                                      4,736             2,463
(1) Alaska Communications
     Systems Group Inc.                                        5,700            10,488
(1) Allegiance Telecom Inc.                                    7,328             4,910
(1) Allen Telecom Inc.                                         2,811            26,620
(1) American Access
     Technologies Inc.                                         2,800             1,540
(1) Anaren Inc.                                                1,506            13,253
(1) Anixter International Inc.                                 1,973            45,872
(1) Applied Digital Solutions
     Inc.                                                      3,900             1,599
(1) Applied Innovation Inc.                                    1,000             3,030
(1) Applied Signal Technology
     Inc.                                                      2,475            29,329
(1) Aspect Communications
     Corp.                                                     3,988            11,326
(1) Audiovox Corp. "A"                                         2,436            25,191
(1) Avocent Corp.                                              3,047            67,704
(1) Broadwing Inc.                                            13,326            46,908
(1) Catapult Communications
     Corp.                                                     1,500            17,925
(1) C-COR.net Corp.                                            2,770             9,196
(1) Celeritek Inc.                                             1,200             7,992
(1) Cellular Technical Services
     Co. Inc.                                                  1,000               690
(1) Centennial
     Communications Corp.
     "A"                                                       6,072            15,848
(1) Charter Communications
     Inc. "A"                                                 18,900            22,302
(1) Choice One
     Communications Inc.                                       3,557               569
(1) Com21 Inc.                                                 5,130             1,134
(1) Commonwealth Telephone
     Enterprises Inc.                                          1,623            58,168

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Comtech
     Telecommunications
     Corp.                                                     1,200   $        12,959
(1) Cox Communications
     Inc. "A"                                                 36,479         1,036,004
(1) Crown Castle International
     Corp.                                                    12,909            48,409
    D&E Communications Inc.                                    3,424            28,625
(1) Deltathree Inc.                                            2,063               980
(1) Ditech Communications
     Corp.                                                     1,800             3,924
(1) EchoStar Communications
     Corp.                                                    15,856           352,955
(1) EMS Technologies Inc.                                      1,920            29,894
(1) Emulex Corp.                                               5,308            98,463
(1) Finisar Corp.                                             11,000            10,450
(1) General Communication
     Inc. "A"                                                  5,033            33,771
(1) General Motors Corp.
     "H"                                                      55,734           596,354
(1) GoAmerica Inc.                                             3,846             1,115
    Hickory Tech Corp.                                         1,303            12,418
(1) High Speed Access
     Corp.                                                     8,400            10,920
(1) Hungarian Telephone and
     Cable Corp.                                               1,300            10,231
(1) IDT Corp.                                                  1,739            30,067
(1) IDT Corp. "B"                                              2,339            36,278
(1) I-Link Inc.                                                2,839               355
(1) Inet Technologies Inc.                                     3,100            18,910
(1) Infonet Services Corp.
     "B"                                                      19,395            38,402
(1) InterDigital
     Communications Corp.                                      3,387            49,315
(1) InterVoice-Brite Inc.                                      2,790             6,026
(1) Intrado Inc.                                               3,100            30,780
(1) Itron Inc.                                                 1,079            20,684
(1) LCC International Inc.
     "A"                                                       2,000             3,900
(1) Leap Wireless
     International Inc.                                        3,255               488
(1) Level 3 Communications
     Inc.                                                     23,341           114,371
(1) Lexent Inc.                                                2,535             2,180
(1) Liberty Satellite &
     Technology Inc. "A"                                         310               822
(1) Lightbridge Inc.                                           2,241            13,782
(1) LightPath Technologies
     Inc. "A"                                                  1,700               544
(1) Loral Space &
     Communications Ltd.                                      17,697             7,610
(1) MarketWatch.com Inc.                                       2,525            12,350
(1) MasTec Inc.                                                3,042             8,974
(1) MCK Communications
     Inc.                                                      1,300             1,417
(1) Metro One
     Telecommunications
     Inc.                                                      1,915            12,352
(1) MRV Communications
     Inc.                                                      9,135             9,774
(1) Netro Corp.                                                3,300             8,979
(1) Newport Corp.                                              2,305            28,951
(1) Next Level
     Communications Inc.                                       5,900             4,785
(1) Nextel Partners Inc. "A"                                  11,000            66,770
(1) NTELOS Inc.                                                1,582   $           585
(1) Nucentrix Broadband
     Networks Inc.                                             2,700             2,973
(1) Pac-West Telecomm Inc.                                     2,800             1,400
(1) PanAmSat Corp.                                             9,654           141,335
(1) Plantronics Inc.                                           2,620            39,641
(1) Powerwave Technologies
     Inc.                                                      3,813            20,590
(1) Price Communications
     Corp.                                                     3,564            49,290
(1) Primus
     Telecommunications
     Group Inc.                                                2,354             4,708
(1) PTEK Holdings Inc.                                         4,348            19,131
(1) RCN Corp.                                                  6,317             3,348
(1) Rural Cellular Corp. "A"                                   1,086               923
(1) Savvis Communications
     Corp.                                                     6,224             2,490
(1) Sirius Satellite Radio Inc.                                3,837             2,456
(1) Somera Communications
     Inc.                                                      5,500            14,850
(1) SpectraLink Corp.                                          2,266            16,249
(1) STM Wireless Inc. "A"                                      1,900               399
(1) Superior Telecom Inc.                                      4,027               604
(1) Tekelec                                                    3,821            39,929
(1) Time Warner Telecom Inc.
     "A"                                                       2,500             5,275
(1) Touch America Holdings
     Inc.                                                      6,924             2,700
(1) Triton PCS Holdings
     Inc. "A"                                                  3,700            14,541
(1) Tut Systems Inc.                                           2,700             3,402
(1) United Online Inc.                                         2,800            44,635
(1) United States Cellular
     Corp.                                                     5,909           147,843
(1) UTStarcom Inc.                                             1,600            31,728
(1) Vixel Corp.                                                3,900             7,800
(1) WebEx Communications
     Inc.                                                      3,000            45,000
(1) Westell Technologies Inc.
     "A"                                                       3,058             3,670
(1) Western Wireless Corp.
     "A"                                                       4,526            23,988
(1) WorldGate
     Communications Inc.                                       2,600             1,092
(1) XETA Technologies Inc.                                     3,893            12,224
(1) Zoom Telephonics Inc.                                      2,200             1,562
(1) Z-Tel Technologies Inc.                                    3,200             2,592
                                                                       ---------------
                                                                             3,999,074
                                                                       ---------------
TELEPHONE--0.15%
(1) Covista Communications
     Inc.                                                      1,984             5,873
(1) Focal Communications
     Corp.                                                       120                 6
(1) TALK America Holdings
     Inc.                                                      2,796            15,658
    Telephone & Data Systems
     Inc.                                                      3,829           180,040
                                                                       ---------------
                                                                               201,577
                                                                       ---------------
TEXTILES--0.53%
(1) Columbia Sportswear
     Co.                                                       2,443           108,518
(1) Cone Mills Corp.                                           3,737             6,428
(1) Culp Inc.                                                    581             4,939
(1) Dan River Inc. "A"                                         1,800             4,950
    G&K Services Inc. "A"                                      2,016            71,368
(1) Guess ? Inc.                                               2,319             9,717

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Guilford Mills Inc.                                            1   $             4
(1) Hallwood Group Inc.                                        2,000            13,200
    Kellwood Co.                                               2,341            60,866
(1) Mohawk Industries Inc.                                     4,171           237,538
(1) Nautica Enterprises Inc.                                   2,466            27,397
(1) Polo Ralph Lauren Corp.                                    2,206            48,003
(1) Quaker Fabric Corp.                                        5,100            35,445
(1) Sport-Haley Inc.                                           1,232             4,312
(1) Tag-It Pacific Inc.                                          500             1,815
(1) Tarrant Apparel Group                                      2,213             9,051
(1) WestPoint Stevens Inc.                                     3,330             1,965
    Wolverine World Wide Inc.                                  3,059            46,221
                                                                       ---------------
                                                                               691,737
                                                                       ---------------
TOBACCO--0.05%
    Universal Corp.                                            1,106            40,878
    Vector Group Ltd.                                          1,810            21,032
                                                                       ---------------
                                                                                61,910
                                                                       ---------------
TOYS/GAMES/HOBBIES--0.16%
    Action Performance
     Companies Inc.                                            1,445            27,455
(1) Boyds Collection Ltd.
     (The)                                                     5,400            35,910
(1) Fotoball USA Inc.                                          2,400             9,912
(1) Jakks Pacific Inc.                                         1,528            20,582
(1) LeapFrog Enterprises
     Inc.                                                        840            21,126
(1) Marvel Enterprises Inc.                                    3,233            29,032
(1) Media Arts Group Inc.                                      2,281             5,931
(1) Multimedia Games Inc.                                        800            21,968
(1) Topps Co. (The)                                            4,511            39,246
                                                                       ---------------
                                                                               211,162
                                                                       ---------------
TRANSPORTATION--1.28%
    Air T Inc.                                                 1,000             2,001
    Airborne Inc.                                              2,660            39,448
(1) Airnet Systems Inc.                                        5,219            25,677
    Alexander & Baldwin Inc.                                   1,900            49,001
(1) Allied Holdings Inc.                                         490             1,597
(1) Arkansas Best Corp.                                        1,023            26,579
(1) Atlas Air Worldwide
     Holdings Inc.                                             2,404             3,630
(1) Boyd Brothers
     Transportation Inc.                                       2,400             8,208
    CH Robinson Worldwide
     Inc.                                                      5,686           177,403
    CNF Inc.                                                   3,138           104,307
(1) Dollar Thrifty Automotive
     Group Inc.                                                1,879            39,741
(1) EGL Inc.                                                   3,073            43,790
    Expeditors International
     Washington Inc.                                           6,808           222,281
    Florida East Coast
     Industries Inc.                                           2,523            58,534
(1) Forward Air Corp.                                          1,393            27,038
(1) General Maritime Corp.                                     2,733            20,361
(1) GulfMark Offshore Inc.                                     2,000            29,500
(1) Heartland Express Inc.                                     4,221            96,707
(1) Hunt (J.B.) Transport
     Services Inc.                                             2,092            61,296
(1) Kirby Corp.                                                1,735            47,522
(1) Landair Corp.                                              3,000            38,310
(1) Landstar System Inc.                                       1,128            65,830
(1) Offshore Logistics Inc.                                    1,491            32,683
    Overseas Shipholding
     Group Inc.                                                1,746   $        31,253
(1) P.A.M. Transportation
     Services Inc.                                               513            12,933
(1) Pacer International Inc.                                   2,195            29,194
(1) Petroleum Helicopters
     NV                                                        1,145            34,339
    Roadway Corp.                                              1,765            64,970
(1) SCS Transportation Inc.                                      724             7,175
(1) Swift Transportation Co.
     Inc.                                                      5,822           116,545
    USFreightways Corp.                                        1,375            39,531
(1) Velocity Express Corp.                                       200               130
    Werner Enterprises Inc.                                    4,029            86,744
(1) Yellow Corp.                                               1,448            36,477
                                                                       ---------------
                                                                             1,680,735
                                                                       ---------------
TRUCKING & LEASING--0.08%
(1) AMERCO                                                     1,611             7,121
    GATX Corp.                                                 3,600            82,152
(1) Willis Lease Finance
     Corp.                                                     2,468            12,463
                                                                       ---------------
                                                                               101,736
                                                                       ---------------
WATER--0.32%
    American Water Works Inc.                                  6,276           285,432
    California Water Service
     Group                                                     1,464            34,624
    Connecticut Water Service
     Inc.                                                      1,000            25,231
    Philadelphia Suburban
     Corp.                                                     3,456            71,194
                                                                       ---------------
                                                                               416,481
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost: $190,656,134)                                                     129,769,209
                                                                       ---------------
--------------------------------------------------------------------------------------
PREFERRED STOCKS--0.00%
--------------------------------------------------------------------------------------
BANKS--0.00%
    Cardinal Financial
     Corp. "A"                                                   181             1,059
                                                                       ---------------
                                                                                 1,059
                                                                       ---------------
TOTAL PREFERRED STOCKS
  (Cost: $606)                                                                   1,059
                                                                       ---------------

                                                           SHARES OR
SECURITY                                                 FACE AMOUNT             VALUE
--------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--9.74%
--------------------------------------------------------------------------------------
    Barclays Global
     Investors Funds
     Institutional Money
     Market Fund,
     Institutional Shares                                 11,042,255   $    11,042,255
    BlackRock Temp Cash
     Money Market Fund                                     1,408,975         1,408,975
    Dreyfus Money Market
     Fund                                                    121,463           121,463
    Goldman Sachs
     Financial Square
     Prime Obligation
     Fund                                                    105,811           105,811
    U.S. Treasury Bill
     1.17%(2), 03/27/03(3)                             $     100,000            99,729
                                                                       ---------------
TOTAL SHORT TERM INSTRUMENTS
    (Cost: $12,778,233)                                                     12,778,233
                                                                       ---------------

TOTAL INVESTMENTS IN
SECURITIES--108.66%
    (Cost $203,434,973)                                                    142,548,501
Other Assets, Less Liabilities--(8.66%)                                    (11,356,695)
                                                                       ---------------
NET ASSETS--100.00%                                                    $   131,191,806
                                                                       ===============

(1) Non-income earning securities.
(2) Yield to Maturity.
(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

INTERNATIONAL INDEX MASTER PORTFOLIO

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--98.44%
--------------------------------------------------------------------------------------
AUSTRALIA--4.39%
    Alumina Ltd.                                              19,375   $        53,459
    Amcor Ltd.                                                16,544            79,092
    AMP Ltd.                                                  17,961           113,073
    Aristocrat Leisure Ltd.                                    7,572            19,955
    Australia and New Zealand
     Banking Group Ltd.                                       24,764           241,939
    Australian Gas & Light
     Co. Ltd.                                                  8,142            48,323
(1) BHP Steel                                                 18,682            33,979
    Boral Ltd.                                                14,687            35,976
    Brambles Industries Ltd.                                  16,888            44,695
    Broken Hill Proprietary
     Co. Ltd.                                                 60,864           347,866
    Coca-Cola Amatil Ltd.                                      9,429            27,981
    Cochlear Ltd.                                              1,365            29,961
    Coles Myer Ltd.                                           20,140            71,447
    Commonwealth Bank of
     Australia                                                20,920           318,061
    Computershare Ltd.                                        14,372            14,972
    CSL Ltd.                                                   2,833            34,458
    CSR Ltd.                                                  17,322            61,645
    Foster's Group Ltd.                                       37,100            94,010
    Gandel Retail Trust                                       50,892            39,260
    General Property Trust                                    35,746            59,782
    Goodman Fielder Ltd.                                      29,210            29,278
    Insurance Australia
     Group Ltd.                                               34,206            52,776
    James Hardie Industries NV                                 9,568            36,798
    Leighton Holdings Ltd.                                     3,673            21,034
    Lend Lease Corp. Ltd.                                      7,461            40,837
    M.I.M. Holdings Ltd.                                      46,398            39,451
    Macquarie Bank Ltd.                                        4,319            57,396
    Macquarie Infrastructure
     Group                                                    35,504            63,975
    Mayne Nickless Ltd.                                       17,615            32,336
    National Australia Bank Ltd.                              25,587           457,455
    Newcrest Mining Ltd.                                       5,122            20,766
    News Corp. Ltd.                                           24,774           160,149
    Orica Ltd.                                                 6,721            39,738
    QBE Insurance Group Ltd.                                  10,253            47,054
    Rio Tinto Ltd.                                             5,490           104,954
    Santos Ltd.                                               16,612            56,312
    Southcorp Ltd.                                            12,300            31,860
    Stockland Trust Group                                     21,942            59,554
    Suncorp-Metway Ltd.                                        9,458            59,383
    TABCORP Holdings Ltd.                                      7,754            46,501
    Telstra Corp. Ltd.                                        33,910            84,208
    Transurban Group                                          12,480            28,250
    Wesfarmers Ltd.                                            6,626            99,247
    Westfield Holdings Ltd.                                    6,952            52,652
    Westfield Trust                                           35,405            69,180
    Westpac Banking Corp. Ltd.                                27,074           209,624
(1) WMC Resources Ltd.                                        19,375            46,040
    Woodside Petroleum Ltd.                                    8,679            60,503
    Woolworths Ltd.                                           18,405           118,148
                                                                       ---------------
                                                                             3,995,393
                                                                       ---------------
AUSTRIA--0.14%
    Erste Bank der
     Oesterreichischen
     Sparkassen AG                                               480            32,313
    Oesterreichische
     Elektrizitaetswirtschafts
     AG "A"                                                      208            17,711
    OMV AG                                                       344   $        33,782
(1) Telekom Austria AG                                         3,919            39,687
                                                                       ---------------
                                                                               123,493
                                                                       ---------------
BELGIUM--1.00%
    AGFA Gevaert NV                                            2,333            52,025
    Colruyt NV                                                   525            28,924
    Delhaize-Le Lion SA                                        2,091            38,883
    Dexia Group                                               10,916           135,516
    Electrabel SA                                                490           119,039
    Fortis Group                                              15,823           278,958
    Groupe Bruxelles
     Lambert SA                                                1,208            49,452
    Interbrew SA                                               2,419            57,116
    KBC Bankverzekerings
     Holding NV                                                1,581            50,420
    Solvay SA                                                    663            45,711
    UCB SA                                                     1,730            54,464
                                                                       ---------------
                                                                               910,508
                                                                       ---------------
DENMARK--0.70%
    A/S Dampskibsselskabet
     Svendborg "B"                                                 4            40,687
    Carlsberg A/S "B"                                            501            22,048
    D/S 1912 "B"                                                   6            42,128
    Danisco A/S                                                1,188            40,364
    Danske Bank A/S                                            9,218           152,367
    Group 4 Falck A/S                                          1,350            28,513
    H. Lundbeck A/S                                            1,079            28,658
(1) ISS A/S                                                      893            32,171
    Novo Nordisk A/S "B"                                       4,665           134,776
    Novozymes A/S "B"                                          1,438            30,067
    TDC A/S                                                    2,101            51,053
    Vestas Wind Systems A/S                                    1,838            18,306
(1) William Demant Holding                                       883            19,024
                                                                       ---------------
                                                                               640,162
                                                                       ---------------
FINLAND--1.95%
    Fortum OYJ                                                 8,554            56,104
    Instrumentarium Corp.                                      1,071            42,911
    Kone Corp. "B"                                             1,058            31,765
    Metso Corp.                                                2,294            24,795
    Nokia OYJ                                                 78,432         1,246,944
    Outokumpu OYJ                                              1,962            17,089
    Sampo OYJ "A"                                              5,017            38,170
    Stora Enso OYJ "R"                                        11,253           118,679
    TietoEnator OYJ                                            2,252            30,722
    UPM-Kymmene OYJ                                            4,377           140,553
    Uponor OYJ                                                 1,139            23,284
                                                                       ---------------
                                                                             1,771,016
                                                                       ---------------
FRANCE--8.88%
    Accor SA                                                   3,432           103,940
    Alcatel SA "A"                                            18,093            79,365
(1) Alstom                                                     4,728            23,567
    Altran Technologies SA                                     3,360            16,114
(1) Autoroutes du Sud de la
     France SA                                                 1,586            38,330
    Aventis SA                                                11,243           611,157
    AXA AG                                                    23,052           309,400
    BIC SA                                                       943            32,508
    BNP Paribas SA                                            13,362           544,477
    Bouygues SA                                                2,745            76,682
    Cap Gemini SA                                              1,654            37,804
    Carrefour SA                                               8,745           389,380
    Compagnie de
     Saint-Gobain SA                                           5,081           149,083

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
SECURITY                                                      SHARES            VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
-------------------------------------------------------------------------------------
    Compagnie Generale des
     Etablissements
     Michelin "B"                                              2,102   $        72,484
    Dassault Systemes SA                                         842            18,149
    Essilor International SA                                   1,801            74,181
    Etablissements
     Economiques du Casino
     Guichard-Perrachon SA                                       544            40,389
    European Aeronautic
     Defence and Space Co.                                     5,182            53,564
    France Telecom SA                                          6,992           122,388
    Groupe Danone                                              2,076           279,291
    Lafarge SA                                                 2,199           165,688
    Lagardere S.C.A.                                           2,347            95,340
    L'Air Liquide SA                                           1,691           223,059
    L'Oreal SA                                                 5,624           428,177
    LVMH Moet Hennessy
     Louis Vuitton SA                                          3,580           147,081
    Pechiney SA "A"                                            1,248            43,795
    Pernod Ricard                                                739            71,579
    Pinault-Printemps-
     Redoute SA                                                1,216            89,453
    PSA Peugeot Citroen                                        2,824           115,162
    Publicis Groupe                                            1,884            39,937
    Renault SA                                                 2,749           129,181
    Sagem SA                                                     316            21,389
    Sanofi-Synthelabo SA                                       6,583           402,403
    Schneider Electric SA                                      3,493           165,280
    Societe Generale "A"                                       4,934           287,365
    Societe Television
     Francaise 1                                               2,438            65,138
    Sodexho Alliance SA                                        1,659            38,301
    STMicroelectronics NV                                      9,908           194,224
    Suez SA                                                   13,542           235,050
    Technip-Coflexip SA                                          539            38,576
    Thales/Ex Thomson CSF                                      1,206            31,930
(1) Thomson Multimedia SA                                      3,204            54,671
    TotalFinaElf SA                                           10,595         1,513,213
    Union du Credit
     Bail Immobilier                                             846            60,192
    Valeo SA                                                   1,268            39,786
    Vinci SA                                                   1,028            57,931
    Vivendi Universal SA                                      15,150           244,677
                                                                       ---------------
                                                                             8,070,831
                                                                       ---------------
GERMANY--5.46%
    Adidas-Salomon AG                                            831            71,770
    Allianz AG                                                 2,993           284,718
    Altana AG                                                  1,162            53,044
    BASF AG                                                    8,872           335,915
    Bayer AG                                                  11,507           246,943
    Bayerische Hypo- und
     Vereinsbank AG                                            5,976            95,448
    Beiersdorf AG                                                543            60,458
(1) Continental AG                                             2,043            31,944
    DaimlerChrysler AG                                        14,133           435,295
    Deutsche Bank AG                                           9,171           422,496
    Deutsche Boerse AG                                         1,131            45,291
(1) Deutsche Lufthansa AG                                      3,321            30,599
    Deutsche Post AG                                           6,154            64,580
    Deutsche Telekom AG                                       35,217           452,720
    E.ON AG                                                    9,594           387,112
(1) Epcos AG                                                     900             9,322
    Fresenius Medical Care AG                                    705            29,194
    Gehe AG                                                      722            28,109
    Heidelberger Zement AG                                       647   $        24,103
(1) Infineon Technologies AG                                   6,329            46,425
    Karstadtquelle AG                                            926            16,034
    Linde AG                                                   1,524            55,975
    MAN AG                                                     2,250            31,049
    Marschollek,
     Lautenschlaeger und
     Partner AG                                                1,081            10,663
    Merck KGaA                                                 1,409            37,557
    Metro AG                                                   2,428            57,966
    Muenchener
     Rueckversicherungs-
     Gesellschaft AG                                           1,737           207,800
    RWE AG                                                     5,924           153,551
    SAP AG                                                     3,451           273,494
    Schering AG                                                3,078           133,886
    Siemens AG                                                13,380           568,659
    ThyssenKrupp AG                                            5,536            61,871
    TUI AG                                                     2,530            42,905
    Volkswagen AG                                              3,797           138,424
(1) WCM Beteiligungs &
     Grundbesi AG                                              6,293            16,510
                                                                       ---------------
                                                                             4,961,830
                                                                       ---------------
GREECE--0.35%
    Alpha Bank AE                                              5,380            64,926
    Coca-Cola Hellenic
     Bottling Co. SA                                           2,250            31,262
    Commercial Bank of Greece                                  2,100            31,954
    EFG Eurobank Ergasias                                      4,550            53,477
    Hellenic Telecommunications
     Organization SA                                           6,910            76,139
    National Bank of Greece SA                                 4,085            57,872
                                                                       ---------------
                                                                               315,630
                                                                       ---------------
HONG KONG--1.55%
    Bank of East Asia Ltd.                                    28,000            47,933
(1) BOC Hong Kong
     Holdings Ltd.                                            43,000            44,112
    Cathay Pacific Airways Ltd.                               18,000            24,582
    Cheung Kong (Holdings)
     Ltd.                                                     25,000           162,695
    CLP Holdings Ltd.                                         29,700           119,587
    Esprit Holdings Ltd.                                      12,000            20,235
    Hang Seng Bank Ltd.                                       13,000           138,363
    Henderson Land
     Development Co. Ltd.                                     11,000            33,007
    Hong Kong & China Gas
     Co. Ltd.                                                 65,672            85,055
    Hong Kong Exchanges &
     Clearing Ltd.                                            20,000            25,134
    Hongkong Electric Holdings
     Ltd.                                                     23,500            88,897
    Hutchison Whampoa Ltd.                                    33,700           210,886
    Johnson Electric Holdings
     Ltd.                                                     27,000            29,602
    Li & Fung Ltd.                                            28,000            26,570
    MTR Corp. Ltd.                                            25,500            26,977
    New World Development
     Co. Ltd.                                                 36,000            18,004
(1) Pacific Century
      CyberWorks Ltd.                                        150,591            23,752
    Shangri-La Asia Ltd.                                      30,000            19,620
    Sino Land Co. Ltd.                                        48,000            15,388
    Sun Hung Kai
     Properties Ltd.                                          21,000           124,411
    Swire Pacific Ltd. "A"                                    16,000            61,141
    Television Broadcasts Ltd.                                 7,000            22,082

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Wharf Holdings Ltd.                                       21,000   $        39,585
                                                                       ---------------
                                                                             1,407,618
                                                                       ---------------
IRELAND--0.73%
    Allied Irish Banks PLC                                    15,033           206,157
    Bank of Ireland                                           17,167           176,367
    CRH PLC                                                    8,495           105,193
(1) Elan Corporation PLC                                       5,605            12,058
    Irish Life & Permanent PLC                                 5,332            57,633
    Kerry Group PLC "A"                                        2,876            38,480
(1) Ryanair Holdings PLC                                       9,364            66,329
                                                                       ---------------
                                                                               662,217
                                                                       ---------------
ITALY--3.77%
(1) Alitalia SpA                                              45,858            11,646
    Alleanza Assicurazioni SpA                                 7,501            56,833
    Arnoldo Mondadori
     Editore SpA                                               3,573            22,122
    Assicurazioni Generali SpA                                16,665           342,770
(1) Autogrill SpA                                              3,786            29,480
    Autostrade SpA                                            14,223           141,495
    Banca Monte dei Paschi di
     Siena SpA                                                17,830            42,006
(1) Banca Nazionale del
     Lavoro SpA                                               34,342            38,021
    Benetton Group SpA                                         1,637            14,602
    Bulgari SpA                                                6,805            32,278
    Capitalia SpA                                             29,934            38,261
    Enel SpA                                                  33,385           173,770
    Eni SpA                                                   47,038           747,829
    Fiat SpA                                                   4,995            40,624
(1) Fineco SpA                                                32,974            15,398
    Gruppo Editoriale
     L'Espresso SpA                                            4,516            14,739
    IntesaBci SpA                                             61,296           129,291
    Italgas SpA                                                4,020            54,673
    Luxottica Group SpA                                        2,482            32,740
    Mediaset SpA                                              10,047            76,545
    Mediobanca SpA                                             7,961            65,497
    Parmalat Finanziaria SpA                                  11,566            27,552
    Pirelli SpA                                               23,821            21,998
    Riunione Adriatica di
     Sicurta SpA                                               6,408            78,005
    Sanpaolo IMI SpA                                          14,550            94,666
(1) Seat-Pagine Gialle SpA                                    81,951            55,814
    Snam Rete Gas SpA                                         13,475            45,957
    Telecom Italia Mobile SpA                                 61,903           282,580
    Telecom Italia SpA                                        33,350           168,338
    Telecom Italia SpA "A"                                    38,665           293,358
(1) Tiscali SpA                                                3,079            13,829
    Unicredito Italiano SpA                                   56,638           226,451
                                                                       ---------------
                                                                             3,429,168
                                                                       ---------------
JAPAN--20.81%
    Acom Co. Ltd.                                              1,200            39,437
    Advantest Corp.                                            1,300            58,279
    AEON Co. Ltd.                                              4,100            97,084
    AIFUL Corp.                                                  700            26,308
    Ajinomoto Co. Inc.                                        10,000           104,407
    Alps Electric Co. Ltd.                                     3,000            33,117
    Amada Co. Ltd.                                             5,000            13,651
    Asahi Breweries Ltd.                                       7,000            45,892
    Asahi Glass Co. Ltd.                                      13,000            79,641
    Asahi Kasei Corp.                                         21,000            52,027
    Bank of Fukuoka Ltd.                                      11,000            44,122
    Bank of Yokohama Ltd.                                     16,000            63,234
    Banyu Pharmaceutical
     Co. Ltd.                                                  3,000   $        28,162
    Benesse Corp.                                              1,500            16,811
    Bridgestone Corp.                                         10,000           123,873
    Canon Inc.                                                14,000           527,345
    Casio Computer Co. Ltd.                                    5,000            27,850
    Central Japan Railway Co.                                     15            93,410
    Chiba Bank Ltd. (The)                                     11,000            35,038
    Chubu Electric Power
     Co. Inc.                                                 10,700           191,152
    Chugai Pharmaceutical
     Co. Ltd.                                                  4,700            44,754
    Citizen Watch Co. Ltd.                                     5,000            22,289
    Credit Saison Co. Ltd.                                     2,200            37,541
    CSK Corp.                                                  1,100            23,081
    Dai Nippon Printing
     Co. Ltd.                                                 12,000           132,772
    Daiichi Pharmaceutical Co. Ltd.                            4,000            57,403
    Daikin Industries Ltd.                                     3,000            47,527
(1) Dainippon Ink & Chemical
     Inc.                                                     14,000            22,415
    Daito Trust Construction
     Co. Ltd.                                                  1,600            35,392
    Daiwa House Industry
     Co. Ltd.                                                  9,000            50,662
    Daiwa Securities Group Inc.                               20,000            88,818
    Denso Corp.                                                7,900           129,614
    East Japan Railway Co.                                        53           263,057
    Ebara Corporation                                          7,000            21,648
    Eisai Co. Ltd.                                             4,000            89,829
    FamilyMart Co. Ltd.                                        1,500            29,388
    Fanuc Ltd.                                                 1,900            84,057
    Fast Retailing Co. Ltd.                                    1,000            35,224
    Fuji Photo Film Co. Ltd.                                   8,000           260,892
    Fuji Soft ABC Inc.                                           800            12,640
    Fuji Television Network Inc.                                   5            20,140
    Fujikura Ltd.                                              7,000            16,634
    Fujisawa Pharmaceutical
     Co. Ltd.                                                  4,000            91,514
    Fujitsu Ltd.                                              27,000            77,130
    Furukawa Electric Co. Ltd.                                 8,000            16,786
    Gunma Bank Ltd.                                            9,000            39,134
    Heavy Industries Co., Ltd.                                19,000            17,292
    Hirose Electric Co. Ltd.                                     600            45,808
    Hitachi Ltd.                                              48,000           184,040
    Honda Motor Co. Ltd.                                      10,600           392,129
    Hoya Corp.                                                 1,800           126,047
    Isetan Co. Ltd.                                            3,000            20,578
    Itochu Corp.                                              23,000            49,810
    Ito-Yokado Co. Ltd.                                        6,000           176,961
(1) Japan Airlines
     System Corp.                                             16,000            34,111
    Japan Tobacco Inc.                                            13            86,981
(1) JFE Holdings Inc.                                          8,500           103,215
    JGC Corp.                                                  4,000            22,381
    Joyo Bank Ltd.                                            16,000            44,493
    JSR Corp.                                                  3,000            30,134
    Kajima Corp.                                              14,000            31,263
    Kaneka Corp.                                               5,000            26,755
    Kansai Electric Power
     Co. Inc.                                                 11,500           173,755
    Kao Corp.                                                 10,000           219,516
(1) Kawasaki Heavy
     Industries Ltd.                                          24,000            19,011
    Keihin Electric Express
     Railway Co. Ltd.                                          9,000            40,954
    Keio Electric Railway Co. Ltd.                            11,000            58,305

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Keyence Corp.                                                500   $        87,006
    Kinden Corp.                                               5,000            18,455
(1) Kinki Nippon Railway
     Co. Ltd.                                                 27,000            58,246
    Kirin Brewery Co. Ltd.                                    12,000            76,346
    Komatsu Ltd.                                              17,000            55,439
    Konami Company Ltd.                                        1,700            39,252
    Konica Corp.                                               5,000            36,277
    Kubota Corp.                                              17,000            46,128
    Kuraray Co. Ltd.                                           8,000            49,617
    Kurita Water Industries Ltd.                               2,000            20,140
    Kyocera Corp.                                              2,800           163,040
    Kyowa Hakko Kogyo
     Co. Ltd.                                                  7,000            29,022
    Kyushu Electric Power Co. Inc.                             7,200           105,327
    Lawson Inc.                                                1,300            31,331
    Mabuchi Motor Co. Ltd.                                       500            46,010
(1) Marubeni Corp.                                            27,000            24,800
    Marui Co. Ltd.                                             6,000            58,751
    Matsushita Electric
     Industrial Co. Ltd.                                      38,000           374,652
    Matsushita Electric
     Works Ltd.                                                8,000            49,482
    Meiji Seika Kaisha Ltd.                                    8,000            23,527
(1) Millea Holdings Inc.                                          24           172,714
    Minebea Co. Ltd.                                           7,000            24,362
(1) Mitsubishi Chemical
     Corp.                                                    27,000            53,923
    Mitsubishi Corp.                                          17,000           103,859
(1) Mitsubishi Electric Corp.                                 29,000            66,959
    Mitsubishi Estate Co. Ltd.                                15,000           114,266
    Mitsubishi Heavy
     Industries Ltd.                                          48,000           117,300
(1) Mitsubishi Materials
     Corp.                                                    18,000            19,719
    Mitsubishi Rayon Co.                                      11,000            25,120
    Mitsubishi Tokyo Financial
     Group Inc.                                                   56           305,461
    Mitsui & Co. Ltd.                                         22,000           102,705
    Mitsui Chemicals Inc.                                     11,000            49,035
(1) Mitsui Engineering &
     Shipbuilding Co. Ltd.                                    17,000            12,320
    Mitsui Fudosan Co. Ltd.                                   12,000            77,863
    Mitsui Mining & Smelting
     Co. Ltd.                                                 11,000            25,398
    Mitsui O.S.K. Lines Ltd.                                  18,000            37,314
    Mitsui Sumitomo
     Insurance Co. Ltd.                                       22,000           101,222
    Mitsui Trust Holdings Inc.                                12,000            19,516
    Mitsukoshi Ltd.                                            8,000            16,651
    Mizuho Holdings Inc.                                          91            85,118
    Murata Manufacturing
     Co. Ltd.                                                  4,100           160,656
    NEC Corp.                                                 28,000           104,761
    NGK Insulators Ltd.                                        6,000            32,763
    NGK Spark Plug Co. Ltd.                                    3,000            19,415
    Nidec Corp.                                                  600            37,415
    Nikko Cordial Corp.                                       23,000            77,526
(1) Nikon Corp.                                                5,000            37,583
    Nintendo Co. Ltd.                                          1,700           158,869
    Nippon COMSYS Corp.                                        3,000            10,163
    Nippon Express Co. Ltd.                                   14,000            54,858
    Nippon Meat Packers Inc.                                   3,000            29,957
(1) Nippon Mining
     Holdings Inc.                                             9,000   $        12,059
    Nippon Oil Corp.                                          23,000           104,272
    Nippon Sheet Glass Co. Ltd.                                6,000            10,769
    Nippon Steel Corp.                                        88,000           103,076
    Nippon Telegraph &
     Telephone Corp.                                              92           334,137
    Nippon Unipac Holding                                         15            65,096
    Nippon Yusen Kabushiki
     Kaisha                                                   18,000            60,672
    Nissan Motor Co. Ltd.                                     38,900           303,543
    Nisshin Seifun Group Inc.                                  5,000            33,286
    Nissin Food Products Co. Ltd.                              1,800            40,195
    Nitto Denko Corp.                                          2,400            68,358
    Nomura Holdings Inc.                                      29,000           325,996
    NSK Ltd.                                                   8,000            20,629
    NTN Corp.                                                  9,000            31,095
    NTT Data Corp.                                                24            66,335
    NTT DoCoMo Inc.                                              297           548,100
    Obayashi Corp.                                            10,000            22,247
    Oji Paper Co. Ltd.                                        13,000            55,869
    Olympus Optical Co. Ltd.                                   4,000            65,189
    Omron Corp.                                                4,000            58,987
    Onward Kashiyama Co. Ltd.                                  3,000            23,511
    Oracle Corp. Japan                                           500            12,113
    Oriental Land Co. Ltd.                                       800            48,471
    ORIX Corp.                                                 1,400            90,250
    Osaka Gas Co. Ltd.                                        38,000            93,823
    Pioneer Corp.                                              3,100            58,123
    Promise Co. Ltd.                                           1,400            49,903
(1) Resona Holdings Inc.                                      65,000            35,603
    Ricoh Co. Ltd.                                            11,000           180,475
    Rohm Co. Ltd.                                              1,800           229,190
    Sankyo Co. Ltd.                                            6,800            85,322
    Sanyo Electric Co. Ltd.                                   28,000            72,908
    Secom Co. Ltd.                                             3,500           120,039
(1) Sega Corp.                                                 1,600            15,775
    Sekisui Chemical Co. Ltd.                                  9,000            23,283
    Sekisui House Ltd.                                         8,000            56,628
    Seven-Eleven Japan Co. Ltd.                                7,000           213,533
    77 Bank Ltd. (The)                                         9,000            36,859
    Sharp Corp.                                               16,000           151,951
    Shimamura Co. Ltd.                                           400            25,482
    Shimano Inc.                                               1,900            28,819
    Shimizu Corp.                                             10,000            25,027
    Shin-Etsu Chemical Co. Ltd.                                6,000           196,680
    Shionogi & Co. Ltd.                                        5,000            70,700
    Shiseido Co. Ltd.                                          6,000            78,015
    Shizuoka Bank Ltd.                                        10,000            64,464
(1) Showa Denko K.K.                                          17,000            21,631
    Showa Shell Sekiyu K.K.                                    4,000            27,774
    Skylark Co.                                                1,900            25,201
    SMC Corp.                                                    900            84,486
    Softbank Corp.                                             3,000            34,255
    Sompo Japan Insurance
     Inc.                                                     14,000            81,756
    Sony Corp.                                                14,800           618,589
    Stanley Electric Co. Ltd.                                  3,000            33,496
    Sumitomo Chemical
     Co. Ltd.                                                 18,000            71,138
    Sumitomo Corp.                                            12,000            51,572
    Sumitomo Electric
     Industries Ltd.                                          10,000            64,802
(1) Sumitomo Metal
     Industries Ltd.                                          55,000            19,929
    Sumitomo Metal Mining
     Co. Ltd.                                                  9,000            37,541

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
SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
(1) Sumitomo Mitsui Financial
     Group Inc.                                                   61   $       190,705
    Sumitomo Realty &
     Development Co. Ltd.                                      6,000            24,421
    Sumitomo Trust & Banking
     Co. Ltd. (The)                                           14,000            56,746
    Taiheiyo Cement Corp.                                     16,000            20,224
    Taisei Corp.                                              13,000            20,704
    Taisho Pharmaceutical
     Co. Ltd.                                                  3,000            44,114
    Taiyo Yuden Co. Ltd.                                       2,000            21,202
    Takara Holdings Inc.                                       4,000            17,426
    Takashimaya Co. Ltd.                                       6,000            23,511
    Takeda Chemical
     Industries Ltd.                                          13,400           560,074
    Takefuji Corp.                                             1,190            68,690
    TDK Corp.                                                  2,100            84,588
    Teijin Ltd.                                               15,000            35,898
    Terumo Corp.                                               3,100            42,894
    THK Co. Ltd.                                               2,200            24,230
    TIS Inc.                                                   1,500            22,145
(1) Tobu Railway Co. Ltd.                                     16,000            42,471
    Toho Co. Ltd.                                              3,000            28,794
    Tohoku Electric Power
     Co. Inc.                                                  7,600           111,883
    Tokyo Broadcasting System                                  1,000            12,573
    Tokyo Electric Power
     Co. Inc. (The)                                           19,200           364,844
    Tokyo Electron Ltd.                                        2,500           113,129
    Tokyo Gas Co. Ltd.                                        44,000           137,929
    Tokyu Corp.                                               16,000            56,358
    TonenGeneral Sekiyu K.K.                                   6,000            39,437
    Toppan Printing Co. Ltd.                                  12,000            90,301
    Toray Industries Inc.                                     20,000            42,471
(1) Toshiba Corp.                                             46,000           144,198
    Tosoh Corporation                                         11,000            26,510
    Tostem Inax Holding Corp.                                  5,000            75,841
    Toto Ltd.                                                  8,000            29,595
    Toyo Seikan Kaisha Ltd.                                    3,000            35,771
    Toyota Industries
     Corporation                                               2,600            39,108
    Toyota Motor Corp.                                        39,100         1,051,058
(1) Trend Micro Inc.                                           1,500            25,659
(1) Ube Industries Ltd.                                       17,000            17,047
    UFJ Holdings Inc.                                             54            54,605
    Uni-Charm Corp.                                              900            35,721
    Uny Co. Ltd.                                               3,000            29,350
    Wacoal Corp.                                               3,000            23,131
    West Japan Railway Company                                    16            56,762
    World Co. Ltd.                                               700            13,449
    Yakult Honsha Co. Ltd.                                     3,000            34,179
    Yamada Denki Co. Ltd.                                      1,600            33,774
    Yamaha Corp.                                               3,000            27,732
    Yamanouchi Pharmaceutical
     Co. Ltd.                                                  5,400           156,535
    Yamato Transport Co. Ltd.                                  7,000            91,430
    Yokogawa Electric Corp.                                    5,000            31,052
                                                                       ---------------
                                                                            18,921,655
                                                                       ---------------
LUXEMBOURG--0.08%
(1) Arcelor                                                    5,959            73,290
                                                                       ---------------
                                                                                73,290
                                                                       ---------------
NETHERLANDS--5.40%
    ABN AMRO Holding NV                                       23,521   $       384,560
    Aegon NV                                                  21,371           274,952
    Akzo Nobel NV                                              4,898           155,381
(1) ASML Holding NV                                            7,649            63,894
    Burhmann NV                                                1,897             8,281
(1) Getronics NV                                              10,140             6,172
    Hagemeyer NV                                               2,174            15,742
    Heineken NV                                                3,368           131,479
    IHC Caland NV                                                745            39,325
    ING Groep NV                                              27,961           473,584
    Koninklijke Ahold NV                                      10,530           133,707
    Koninklijke Numico NV                                      2,735            34,441
    Koninklijke Philips
     Electronics NV                                           22,240           389,756
(1) Koninklijke (Royal) KPN NV                                28,825           187,544
(1) QIAGEN NV                                                  4,074            20,735
    Reed Elsevier NV                                          10,885           133,075
    Royal Dutch Petroleum Co.                                 35,447         1,560,460
    TNT Post Group NV                                          6,340           102,792
    Unilever NV-CVA                                            9,627           591,506
    Vedior NV                                                  2,340            13,358
    VNU NV                                                     3,937           102,667
    Wolters Kluwer NV-CVA                                      4,998            87,065
                                                                       ---------------
                                                                             4,910,476
                                                                       ---------------
NEW ZEALAND--0.13%
    Carter Holt Harvey Ltd.                                   27,340            25,025
    Contact Energy Ltd.                                       12,981            26,955
    Telecom Corp. of
     New Zealand Ltd.                                         28,516            67,566
                                                                       ---------------
                                                                               119,546
                                                                       ---------------
NORWAY--0.48%
    DNB Holding ASA                                            6,487            30,526
    Gjensidige NOR ASA                                         1,329            43,547
    Norsk Hydro ASA                                            2,634           118,055
    Norske Skogindustrier ASA                                  2,197            31,079
    Orkla ASA                                                  3,495            59,530
    Statoil ASA                                                7,496            63,298
(1) Storebrand ASA                                             4,981            18,694
(1) Tandberg ASA                                               2,262            13,061
    Telenor ASA                                                8,100            30,984
    Tomra Systems ASA                                          3,804            24,764
                                                                       ---------------
                                                                               433,538
                                                                       ---------------
PORTUGAL--0.38%
    Banco Comercial
     Portugues SA "R"                                         23,396            55,978
    Banco Espirito Santo e
     Comercial de Lisboa SA                                    2,554            33,502
    BPI-SPGS SA-Registered                                    12,731            29,125
    Brisa-Auto Estradas de
     Portugal SA                                               7,538            41,767
    CIMPOR-Cimentos de
     Portugal SGPS SA                                            793            13,315
    Electricidade de
     Portugal SA                                              32,737            54,623
    Portugal Telecom SGPS SA                                  15,991           109,915
(1) Sonae SGPS SA                                             26,102            10,957
                                                                       ---------------
                                                                               349,182
                                                                       ---------------
SINGAPORE--0.90%
    Capitaland Ltd.                                           32,000            20,479
(1) Chartered Semiconductor
     Manufacturing Ltd.                                       18,000             7,368
    City Developments Ltd.                                    11,000            26,382
    DBS Group Holdings Ltd.                                   19,652           124,631

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Fraser & Neave Ltd.                                        5,400   $        24,284
    Haw Par Corp. Ltd.                                        14,792            27,802
    Keppel Corp. Ltd.                                         16,000            34,131
    Oversea-Chinese Banking
     Corp Ltd. - Ordinary
     Shares                                                   18,350           102,091
    Singapore Airlines Ltd.                                   13,000            76,449
    Singapore Press
     Holdings Ltd.                                             7,000            73,451
    Singapore Technologies
     Engineering Ltd.                                         32,000            30,441
    Singapore
     Telecommunications Ltd.                                 134,000            95,797
    United Overseas Bank Ltd.                                 21,392           145,532
    Venture Corp. Ltd.                                         4,000            32,055
                                                                       ---------------
                                                                               820,893
                                                                       ---------------
SPAIN--3.19%
    Acerinox SA                                                1,044            38,334
    Acesa Infraestructuras SA                                  3,427            38,840
(1) Acesa Infraestructuras SA
     Rights                                                    3,427             1,978
    Actividades de Construccion
     y Servicios SA                                              882            28,369
    Altadis SA                                                 5,421           123,674
    Amadeus Global Travel
     Distribution SA "A"                                       4,604            18,988
    Banco Bilbao Vizcaya
     Argentaria SA                                            51,492           492,806
    Banco Santander Central
     Hispano SA                                               71,081           487,834
    Endesa SA                                                 15,700           183,703
    Fomento de Construcciones
     y Contratas SA                                            1,111            24,950
    Gas Natural SDG SA                                         3,991            75,680
    Grupo Dragados SA                                          2,879            48,944
    Grupo Ferrovial SA                                         1,209            30,640
    Iberdrola SA                                              13,448           188,400
    Industria de Diseno
     Textil SA                                                 3,961            93,567
    Repsol YPF SA                                             15,765           208,452
    Sociedad General de
     Aguas de Barcelona SA                                     2,893            29,145
(1) Telefonica SA                                             76,306           683,044
(1) Terra Networks SA                                          6,752            28,413
    Union Fenosa SA                                            4,548            59,897
    Zeltia SA Rights                                           2,783            15,829
                                                                       ---------------
                                                                             2,901,487
                                                                       ---------------
SWEDEN--1.88%
    ASSA Abloy AB "B"                                          5,141            58,707
    Atlas Copco AB "A"                                         2,002            39,060
    Drott AB "B"                                               2,450            27,274
    Electrolux AB "B"                                          5,910            93,263
    Gambro AB "A"                                              3,797            21,135
    Hennes & Mauritz AB "B"                                    8,045           155,115
(1) Modern Times
     Group AB "B"                                              1,910            15,454
    Nordea AB                                                 38,920           171,523
    OM AB                                                      4,142            19,775
    Sandvik AB                                                 4,143            92,481
    Securitas AB "B"                                           5,726            68,344
    Skandia Forsakrings AB                                    14,766            39,316
    Skandinaviska Enskilda
     Banken AB "A"                                             8,269            68,803
    Skanska AB "B"                                             6,817   $        39,901
    SKF AB "B"                                                 1,399            36,286
    Svenska Cellulosa AB "B"                                   3,257           109,896
    Svenska
     Handelsbanken AB "A"                                      9,356           124,556
    Swedish Match AB                                           6,895            54,205
(1) Tele2 AB "B"                                               1,708            45,183
(1) Telefonaktiebolaget LM
     Ericsson AB "B"                                         263,049           184,155
    Telia AB                                                  32,548           122,522
    Trelleborg AB "B"                                          2,686            21,733
    Volvo AB "A"                                               1,873            29,234
    Volvo AB "B"                                               3,521            57,381
    WM-Data AB "B"                                            17,160            14,967
                                                                       ---------------
                                                                             1,710,269
                                                                       ---------------
SWITZERLAND--7.91%
(1) ABB Ltd.                                                  17,326            49,245
    Adecco SA                                                  2,179            85,414
(1) Centerpulse
     AG-Registered                                               227            39,565
    Ciba Specialty
     Chemicals AG                                              1,164            81,153
    Clariant AG-Registered                                     2,410            38,520
    Compagnie Financiere
     Richemont AG                                              9,096           169,724
(1) Credit Suisse Group                                       19,863           430,961
    Givaudan SA-Registered                                       140            62,776
    Holcim Ltd. "B"                                              508            92,217
(1) Kudelski SA-Bearer                                           577             7,824
(1) Logitech International
     SA-Registered                                               750            22,375
    Lonza Group AG-Registered                                  1,094            66,461
    Nestle SA                                                  6,607         1,400,051
    Novartis AG                                               45,555         1,662,146
    Roche Holding AG-Bearer                                      833           105,428
    Roche Holding
     AG-Genusschein                                           11,632           810,547
    Serono SA                                                    130            69,668
    Societe Generale de
     Surveillance Holding SA                                     113            33,997
    Swatch Group (The)
     AG-Registered                                             1,482            25,080
    Swatch Group (The) AG "B"                                    594            49,403
    Swiss Re                                                   5,218           342,281
    Swisscom AG                                                  459           132,950
    Syngenta AG                                                1,802           104,325
    Synthes-Stratec Inc.                                          78            47,837
(1) UBS AG-Registered                                         20,997         1,020,466
    Unaxis Holding AG "R"                                        230            15,387
    Zurich Financial Services AG                               2,460           229,508
                                                                       ---------------
                                                                             7,195,309
                                                                       ---------------
UNITED KINGDOM--27.00%
    AMEC PLC                                                   5,249            12,105
    Amersham PLC                                              12,270           109,829
    AMVESCAP PLC                                              10,098            64,702
(1) Arm Holdings PLC                                          16,811            12,991
    Associated British Ports
     Holdings PLC                                              6,146            39,528
    AstraZeneca PLC                                           28,745         1,027,340
    Aviva PLC                                                 36,898           263,151
(1) AWG PLC                                                    3,963            27,657
    BAA PLC                                                   17,955           145,685
    BAE Systems PLC                                           51,963           103,733
    Balfour Beatty PLC                                         7,911            18,403
(2) Barclays PLC                                             109,330           677,640

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
    Barratt Developments PLC                                   4,556   $        28,679
    BBA Group PLC                                             11,951            35,546
    Berkeley Group (The) PLC                                   2,351            22,463
    BG Group PLC                                              57,557           248,332
    BHP Billiton PLC                                          40,056           213,933
    BOC Group PLC                                              8,230           117,655
    Boots Co. PLC                                             15,128           142,718
    BP PLC                                                   375,006         2,577,894
    BPB PLC                                                    9,923            39,299
    Brambles Industries PLC                                   15,750            38,541
(1) British Airways PLC                                        9,883            21,479
    British American
     Tobacco PLC                                              27,089           270,604
    British Land Co. PLC                                       8,357            60,812
(1) British Sky Broadcasting
     Group PLC                                                20,668           212,617
    BT Group PLC                                             144,411           453,350
    Bunzl PLC                                                  9,965            60,962
    Cable & Wireless PLC                                      39,464            28,431
    Cadbury Schweppes PLC                                     33,510           208,778
(1) Canary Wharf Finance PLC                                   8,565            32,473
    Capita Group PLC                                          11,482            45,750
    Carlton
     Communications PLC                                       11,690            25,265
(1) Celltech Group PLC                                         4,521            25,110
    Centrica PLC                                              70,433           193,897
    Chubb PLC                                                 15,278            21,583
    Close Brothers Group PLC                                   3,009            26,934
    Compass Group PLC                                         37,119           197,201
(1) Corus Group PLC                                           50,808            22,289
    Daily Mail and General
     Trust PLC "A"                                             5,187            48,558
    De La Rue PLC                                              4,444            20,855
    Diageo PLC                                                53,302           579,223
    Dixons Group PLC                                          34,552            80,657
    Electrocomponents PLC                                      7,289            33,678
    EMI Group PLC                                             13,920            31,150
    Exel PLC                                                   5,770            63,909
    FirstGroup PLC                                             7,937            30,092
    FKI PLC                                                   11,736            16,627
    George Wimpey PLC                                          6,840            29,291
    GKN PLC                                                   12,002            38,789
    GlaxoSmithKline PLC                                      100,729         1,932,990
    Granada PLC                                               45,433            58,331
    GUS PLC                                                   17,159           159,392
    Hammerson PLC                                              5,164            39,157
    Hanson PLC                                                11,831            52,569
    Hays PLC                                                  33,912            50,637
    HBOS PLC                                                  62,049           654,297
    Hilton Group PLC                                          28,656            77,043
    HSBC Holdings PLC                                        156,488         1,729,500
    IMI PLC                                                    7,298            30,841
    Imperial Chemical
     Industries PLC                                           21,454            79,439
    Imperial Tobacco
     Group PLC                                                12,431           211,134
(1) International Power PLC                                   18,789            28,963
    Invensys PLC                                              55,332            46,989
    J Sainsbury PLC                                           23,509           105,499
    Johnson Matthey PLC                                        3,841            49,469
    Kelda Group PLC                                            8,092            55,236
    Kidde PLC                                                 16,008            18,233
    Kingfisher PLC                                            43,154           154,579
    Land Securities Group PLC                                  7,864            99,383
    Legal & General Group PLC                                104,500           161,505
    Lloyds TSB Group PLC                                      91,168   $       654,600
    LogicaCMG PLC                                             14,705            35,510
    Man Group PLC                                              4,439            63,388
    Marks & Spencer
     Group PLC                                                39,264           199,115
    Misys PLC                                                 10,969            31,080
    National Grid Transco PLC                                 50,704           372,634
    Next PLC                                                   5,395            63,968
    Novar PLC                                                 12,999            22,706
    P&O Princess Cruises PLC                                  11,447            79,427
    Pearson PLC                                               13,313           123,130
    Peninsular & Oriental
     Steam Navigation
     Co. PLC                                                  15,236            40,349
    Pilkington PLC                                            20,386            19,035
    Provident Financial PLC                                    4,961            47,441
    Prudential Corp. PLC                                      33,763           238,619
    Rank Group PLC                                            11,036            47,349
    Reckitt Benckiser PLC                                      9,340           181,189
    Reed International PLC                                    21,798           186,693
    Rentokil Initial PLC                                      33,757           119,560
    Reuters Group PLC                                         24,366            69,628
    Rexam PLC                                                  7,482            51,072
    Rio Tinto PLC                                             17,775           354,838
    RMC Group PLC                                              4,624            27,320
    Rolls Royce PLC                                           28,381            48,889
    Royal Bank of Scotland
     Group PLC                                                45,779         1,096,650
    Royal Sun Alliance
     Industries Group PLC                                     27,051            52,586
    SABMiller PLC                                             13,065            92,862
    Safeway PLC                                               20,525            70,465
    Sage Group PLC                                            20,461            43,810
    Schroders PLC                                              2,680            22,047
    Scottish & Newcastle PLC                                  12,527            93,475
    Scottish & Southern
     Energy PLC                                               14,064           153,963
    Scottish Power PLC                                        31,382           183,142
    Serco Group PLC                                            9,643            23,752
    Severn Trent PLC                                           6,011            67,159
    Shell Transport & Trading
     Co. PLC                                                 160,076         1,054,019
    Signet Group PLC                                          30,914            33,843
    Six Continents PLC                                        15,471           125,032
    Slough Estates PLC                                         7,368            40,211
    Smith & Nephew PLC                                        14,952            91,591
    Smiths Group PLC                                           9,900           110,849
    SSL International PLC                                      4,550            18,862
    Stagecoach Group PLC                                      22,950            10,899
    Tate & Lyle PLC                                            7,802            39,565
    Taylor Woodrow PLC                                        10,062            27,457
    Tesco PLC                                                117,974           368,457
    3i Group PLC                                               9,474            84,650
    Unilever PLC                                              46,332           440,826
    United Business
     Media PLC                                                 6,060            28,292
    United Utilities PLC                                       9,896            99,413
    Vodafone Group PLC                                     1,140,536         2,079,439
    Whitebread PLC                                             5,511            47,998
    Wolseley PLC                                              10,259            86,131
    WPP Group PLC                                             19,499           148,952
                                                                       ---------------
                                                                            24,557,311
                                                                       ---------------

SECURITY                                                      SHARES             VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------------
UNITED STATES--1.36%
(3) iShares MSCI EAFE
     Index Fund                                               12,469   $     1,234,556
                                                                       ---------------
                                                                             1,234,556
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost: $121,753,500)                                                      89,515,378
                                                                       ---------------
--------------------------------------------------------------------------------------
PREFERRED STOCKS--0.44%
--------------------------------------------------------------------------------------

AUSTRALIA--0.19%
    News Corporation Ltd.
     (The)                                                    32,734           176,030
                                                                       ---------------
                                                                               176,030
                                                                       ---------------
GERMANY--0.21%
    Henkel KGaA                                                  941            59,792
    Hugo Boss AG                                                 843             8,873
    Porsche AG                                                   160            66,490
    Prosieben Satellite
     Media AG                                                  1,594            10,873
    Volkswagen AG                                              1,739            45,623
                                                                       ---------------
                                                                               191,651
                                                                       ---------------
ITALY--0.04%
    IntesaBci SpA-RNC                                         19,873            32,742
                                                                       ---------------
                                                                                32,742
                                                                       ---------------
TOTAL PREFERRED STOCKS
  (Cost: $547,807)                                                             400,423
                                                                       ---------------
--------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--6.02%
--------------------------------------------------------------------------------------
    Barclays Global Investors
     Funds Institutional
     Money Market Fund,
     Institutional Shares                                  4,797,528   $     4,797,528
    BlackRock Temp Cash
     Money Market Fund                                       586,915           586,915
    Dreyfus Money
     Market Fund                                              50,596            50,596
    Goldman Sachs Financial
     Square Prime Obligation
     Fund                                                     44,076            44,076
                                                                       ---------------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $5,479,115)                                                         5,479,115
                                                                       ---------------
TOTAL INVESTMENTS
IN SECURITIES--104.90%
  (Cost $127,780,422)                                                       95,394,916
Other Assets, Less Liabilities--(4.90%)                                     (4,459,467)
                                                                       ---------------
NET ASSETS--100.00%                                                    $    90,935,449
                                                                       ===============

(1) Non-income earning securities.
(2) Issuer is affiliated with the Master Portfolio's investment advisor. See
    Note 2.
(3) Non-controlled affiliated issuer. See Note 2.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

S&P 500 INDEX MASTER PORTFOLIO

SECURITY                                           SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--95.94%
--------------------------------------------------------------------------------
ADVERTISING--0.22%
    Interpublic Group of
     Companies Inc.                               106,708        $     1,502,449
    Omnicom Group Inc.                             52,061              3,363,141
(1) TMP Worldwide Inc.                             30,808                348,438
                                                                 ---------------
                                                                       5,214,028
                                                                 ---------------
AEROSPACE/DEFENSE--1.61%
    Boeing Co. (The)                              232,443              7,668,295
    General Dynamics Corp.                         55,670              4,418,528
    Goodrich (B.F.) Co.                            31,812                582,796
    Lockheed Martin Corp.                         126,277              7,292,497
    Northrop Grumman Corp.                         50,399              4,888,703
    Raytheon Co.                                  112,360              3,455,070
    Rockwell Collins Inc.                          50,561              1,176,049
    United Technologies Corp.                     131,149              8,123,369
                                                                 ---------------
                                                                      37,605,307
                                                                 ---------------
AIRLINES--0.16%
(1) AMR Corp.                                      43,555                287,463
    Delta Air Lines Inc.                           34,034                411,811
    Southwest Airlines Co.                        214,436              2,980,660
                                                                 ---------------
                                                                       3,679,934
                                                                 ---------------
APPAREL--0.30%
(1) Jones Apparel Group Inc.                       35,736              1,266,484
    Liz Claiborne Inc.                             29,515                875,120
    Nike Inc. "B"                                  73,515              3,269,212
(1) Reebok International Ltd.                      16,535                486,129
    VF Corp.                                       30,033              1,082,690
                                                                 ---------------
                                                                       6,979,635
                                                                 ---------------
AUTO MANUFACTURERS--0.53%
    Ford Motor Company                            508,063              4,724,986
    General Motors Corp. "A"                      155,166              5,719,419
(1) Navistar International
     Corp.                                         16,744                407,047
    PACCAR Inc.                                    32,089              1,480,266
                                                                 ---------------
                                                                      12,331,718
                                                                 ---------------
AUTO PARTS & EQUIPMENT--0.11%
    Cooper Tire & Rubber Co.                       20,280                311,095
    Dana Corp.                                     41,090                483,218
    Delphi Corp.                                  154,547              1,244,103
    Goodyear Tire & Rubber
     Co. (The)                                     48,376                329,441
    Visteon Corp.                                  36,112                251,340
                                                                 ---------------
                                                                       2,619,197
                                                                 ---------------
BANKS--7.26%
    AmSouth Bancorp                                98,541              1,891,987
    Bank of America Corp.                         414,498             28,836,626
    Bank of New York Co.
     Inc. (The)                                   201,078              4,817,829
    Bank One Corp.                                322,565             11,789,751
    BB&T Corp.                                    132,673              4,907,574
    Charter One Financial Inc.                     62,660              1,800,222
    Comerica Inc.                                  48,414              2,093,421
    Fifth Third Bancorp                           160,039              9,370,284
    First Tennessee National
     Corp.                                         34,793              1,250,460
    FleetBoston Financial
     Corp.                                        290,604              7,061,677
    Golden West Financial
     Corp.                                         42,526        $     3,053,792
    Huntington Bancshares Inc.                     65,348              1,222,661
    KeyCorp                                       117,614              2,956,816
    Marshall & Ilsley Corp.                        60,424              1,654,409
    Mellon Financial Corp.                        119,422              3,118,108
    National City Corp.                           169,405              4,628,145
    North Fork Bancorp Inc.                        44,787              1,511,113
    Northern Trust Corp.                           61,113              2,142,011
    PNC Financial Services
     Group                                         78,618              3,294,094
    Regions Financial Corp.                        61,266              2,043,834
    SouthTrust Corp.                               96,002              2,385,650
    State Street Corp.                             89,796              3,502,044
    SunTrust Banks Inc.                            78,587              4,473,172
    Synovus Financial Corp.                        82,976              1,609,734
    U.S. Bancorp                                  530,404             11,255,173
    Union Planters Corp.                           54,946              1,546,180
    Wachovia Corp.                                376,757             13,729,025
    Washington Mutual Inc.                        262,217              9,054,353
    Wells Fargo & Company                         468,566             21,961,688
    Zions Bancorporation                           25,218                992,303
                                                                 ---------------
                                                                     169,954,136
                                                                 ---------------
BEVERAGES--2.92%
    Anheuser-Busch
     Companies Inc.                               237,064             11,473,898
    Brown-Forman Corp. "B"                         18,930              1,237,265
    Coca-Cola Co. (The)                           686,491             30,082,036
    Coca-Cola Enterprises Inc.                    124,388              2,701,707
    Coors (Adolf) Company "B"                      10,068                616,665
    Pepsi Bottling Group Inc.                      77,753              1,998,252
    PepsiCo Inc.                                  478,309             20,194,206
                                                                 ---------------
                                                                      68,304,029
                                                                 ---------------
BIOTECHNOLOGY--0.97%
(1) Amgen Inc.                                    356,392             17,227,989
(1) Biogen Inc.                                    41,251              1,652,515
(1) Chiron Corp.                                   52,112              1,959,411
(1) Genzyme Corp.-General
     Division                                      59,382              1,755,926
                                                                 ---------------
                                                                      22,595,841
                                                                 ---------------
BUILDING MATERIALS--0.23%
(1) American Standard
     Companies Inc.                                20,050              1,426,357
    Masco Corp.                                   136,352              2,870,210
    Vulcan Materials Co.                           28,072              1,052,700
                                                                 ---------------
                                                                       5,349,267
                                                                 ---------------
CHEMICALS--1.50%
    Air Products &
     Chemicals Inc.                                62,912              2,689,488
    Ashland Inc.                                   18,833                537,305
    Dow Chemical Co. (The)                        252,266              7,492,300
    Du Pont (E.I.) de
     Nemours and Co.                              275,088             11,663,731
    Eastman Chemical Co.                           21,470                789,452
    Engelhard Corp.                                35,305                789,067
    Great Lakes Chemical Corp.                     13,881                331,478
(1) Hercules Inc.                                  30,120                265,056
    Monsanto Co.                                   72,449              1,394,643
    PPG Industries Inc.                            46,897              2,351,885
    Praxair Inc.                                   44,762              2,585,901
    Rohm & Haas Co. "A"                            61,234              1,988,880

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
SECURITY                                           SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
    Sherwin-Williams Co. (The)                     41,444        $     1,170,793
    Sigma-Aldrich Corp.                            19,900                969,130
                                                                 ---------------
                                                                      35,019,109
                                                                 ---------------
COMMERCIAL SERVICES--0.95%
(1) Apollo Group Inc. "A"                          48,284              2,124,496
    Block (H & R) Inc.                             50,058              2,012,332
(1) Cendant Corp.                                 286,894              3,006,649
(1) Concord EFS Inc.                              141,028              2,219,781
(1) Convergys Corp.                                48,153                729,518
    Deluxe Corp.                                   17,149                721,973
    Donnelley (R.R.) & Sons Co.                    31,487                685,472
    Ecolab Inc.                                    35,855              1,774,822
    Equifax Inc.                                   39,495                913,914
    McKesson Corp.                                 80,575              2,177,942
    Moody's Corp.                                  41,898              1,729,968
    Paychex Inc.                                  104,108              2,904,613
(1) Quintiles Transnational
     Corp.                                         32,455                392,705
(1) Robert Half International
     Inc.                                          48,072                774,440
                                                                 ---------------
                                                                      22,168,625
                                                                 ---------------
COMPUTERS--4.99%
(1) Apple Computer Inc.                            99,524              1,426,179
(1) Cisco Systems Inc.                          2,000,957             26,212,537
(1) Computer Sciences Corp.                        47,542              1,637,822
(1) Dell Computer Corp.                           717,137             19,176,243
    Electronic Data Systems
     Corp.                                        132,049              2,433,663
(1) EMC Corp.                                     608,823              3,738,173
(1) Gateway Inc.                                   89,561                281,222
    Hewlett-Packard Co.                           844,953             14,668,384
    International Business
     Machines Corp.                               468,005             36,270,387
(1) Lexmark International
     Inc. "A"                                      34,837              2,107,638
(1) NCR Corp.                                      27,110                643,591
(1) Network Appliance Inc.                         93,396                933,960
(1) Sun Microsystems Inc.                         863,261              2,684,742
(1) SunGard Data Systems Inc.                      78,364              1,846,256
(1) Unisys Corp.                                   89,809                889,109
(1) Veritas Software Corp.                        113,912              1,779,305
                                                                 ---------------
                                                                     116,729,211
                                                                 ---------------
COSMETICS/PERSONAL CARE--2.55%
    Alberto-Culver Co. "B"                         16,084                810,634
    Avon Products Inc.                             65,140              3,509,092
    Colgate-Palmolive Co.                         149,099              7,817,261
    Gillette Co. (The)                            292,078              8,867,488
    International Flavors &
     Fragrances Inc.                               26,192                919,339
    Kimberly-Clark Corp.                          142,481              6,763,573
    Procter & Gamble Co.                          359,789             30,920,267
                                                                 ---------------
                                                                      59,607,654
                                                                 ---------------
DISTRIBUTION/WHOLESALE--0.27%
(1) Costco Wholesale Corp.                        126,166              3,540,218
    Genuine Parts Co.                              48,436              1,491,829
    Grainger (W.W.) Inc.                           25,366              1,307,617
                                                                 ---------------
                                                                       6,339,664
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES--7.16%
    American Express Co.                          364,024             12,868,248
    Bear Stearns Companies
     Inc. (The)                                    26,659        $     1,583,545
    Capital One Financial
     Corp.                                         61,403              1,824,897
    Citigroup Inc.                              1,422,305             50,050,913
    Countrywide Financial
     Corp.                                         34,975              1,806,459
    Fannie Mae                                    275,519             17,724,137
    Franklin Resources Inc.                        71,947              2,451,954
    Freddie Mac                                   192,636             11,375,156
    Goldman Sachs Group
     Inc. (The)                                   132,250              9,006,225
    Household International
     Inc.                                         131,089              3,645,585
    JP Morgan Chase & Co.                         552,826             13,267,824
    Lehman Brothers
     Holdings Inc.                                 65,793              3,506,109
    MBNA Corp.                                    353,755              6,728,420
    Merrill Lynch & Co. Inc.                      239,356              9,083,560
    Morgan Stanley                                300,686             12,003,385
(1) Providian Financial Corp.                      79,795                517,870
    Schwab (Charles)
     Corp. (The)                                  372,292              4,039,368
    SLM Corp.                                      42,539              4,418,101
    Stilwell Financial Inc.                        61,456                803,230
    T. Rowe Price Group Inc.                       33,810                922,337
                                                                 ---------------
                                                                     167,627,323
                                                                 ---------------
ELECTRIC--2.45%
(1) AES Corp. (The)                               151,277                456,857
    Allegheny Energy Inc.                          34,711                262,415
    Ameren Corp.                                   42,511              1,767,182
    American Electric Power
     Co. Inc.                                      93,789              2,563,253
(1) Calpine Corp.                                 104,034                339,151
    CenterPoint Energy Inc.                        84,007                714,059
    Cinergy Corp.                                  46,579              1,570,644
    CMS Energy Corp.                               39,777                375,495
    Consolidated Edison Inc.                       59,130              2,531,947
    Constellation Energy
     Group Inc.                                    45,579              1,268,008
    Dominion Resources Inc.                        85,055              4,669,519
    DTE Energy Co.                                 46,359              2,151,058
    Duke Energy Corp.                             247,014              4,826,654
(1) Edison International                           90,058              1,067,187
    Entergy Corp.                                  61,529              2,805,107
    Exelon Corp.                                   89,419              4,718,641
    FirstEnergy Corp.                              82,387              2,716,299
    FPL Group Inc.                                 50,522              3,037,888
(1) Mirant Corp.                                  111,074                209,930
    NiSource Inc.                                  67,454              1,349,080
(1) PG&E Corp.                                    111,986              1,556,605
    Pinnacle West Capital
     Corp.                                         25,015                852,761
    PPL Corp.                                      45,508              1,578,217
    Progress Energy Inc.                           65,566              2,842,286
    Public Service Enterprise
     Group Inc.                                    61,557              1,975,980
    Southern Co.                                  197,537              5,608,075
    TECO Energy Inc.                               48,567                751,331
    TXU Corp.                                      89,142              1,665,173
    Xcel Energy Inc.                              110,441              1,214,851
                                                                 ---------------
                                                                      57,445,653
                                                                 ---------------
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
SECURITY                                           SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.09%
(1) American Power Conversion
     Corp.                                         54,433        $       824,660
    Molex Inc.                                     53,288              1,227,756
(1) Power-One Inc.                                 22,038                124,955
                                                                 ---------------
                                                                       2,177,371
                                                                 ---------------
ELECTRONICS--0.55%
(1) Agilent Technologies Inc.                     129,173              2,319,947
    Applera Corp.-Applied
     Biosystems Group                              58,060              1,018,372
(1) Jabil Circuit Inc.                             54,828                982,518
    Johnson Controls Inc.                          24,592              1,971,541
(1) Millipore Corp.                                13,374                454,716
    Parker Hannifin Corp.                          32,686              1,507,805
    PerkinElmer Inc.                               35,154                290,020
(1) Sanmina-SCI Corp.                             146,265                656,730
(1) Solectron Corp.                               229,116                813,362
    Symbol Technologies Inc.                       64,038                526,392
(1) Tektronix Inc.                                 24,223                440,616
(1) Thermo Electron Corp.                          45,398                913,408
(1) Thomas & Betts Corp.                           16,140                272,766
(1) Waters Corp.                                   35,871                781,270
                                                                 ---------------
                                                                      12,949,463
                                                                 ---------------
ENGINEERING & CONSTRUCTION--0.03%
    Fluor Corp.                                    22,269                623,532
                                                                 ---------------
                                                                         623,532
                                                                 ---------------
ENTERTAINMENT--0.08%
(1) International Game
     Technology Inc.                               24,007              1,822,611
                                                                 ---------------
                                                                       1,822,611
                                                                 ---------------
ENVIRONMENTAL CONTROL--0.19%
(1) Allied Waste Industries Inc.                   54,419                544,190
    Waste Management Inc.                         168,653              3,865,527
                                                                 ---------------
                                                                       4,409,717
                                                                 ---------------
FOOD--1.98%
    Albertson's Inc.                              105,100              2,339,526
    Archer-Daniels-Midland Co.                    179,280              2,223,072
    Campbell Soup Co.                             113,580              2,665,723
    ConAgra Foods Inc.                            148,670              3,718,237
    General Mills Inc.                            101,858              4,782,233
    Heinz (H.J.) Co.                               96,959              3,187,042
    Hershey Foods Corp.                            37,685              2,541,476
    Kellogg Co.                                   113,118              3,876,554
(1) Kroger Co.                                    214,276              3,310,564
(1) Safeway Inc.                                  122,247              2,855,690
    Sara Lee Corp.                                216,019              4,862,588
    SUPERVALU Inc.                                 36,954                610,111
    Sysco Corp.                                   181,958              5,420,529
    Winn-Dixie Stores Inc.                         38,863                593,827
    Wrigley (William Jr.) Co.                      62,382              3,423,524
                                                                 ---------------
                                                                      46,410,696
                                                                 ---------------
FOREST PRODUCTS & PAPER--0.54%
    Boise Cascade Corp.                            16,135                406,925
    Georgia-Pacific Corp.                          69,177              1,117,900
    International Paper Co.                       132,897              4,647,408
(1) Louisiana-Pacific Corp.                        28,933                233,200
    MeadWestvaco Corp.                             55,414              1,369,280
    Plum Creek Timber Co. Inc.                     51,288              1,210,397
    Temple-Inland Inc.                             14,839                664,936
    Weyerhaeuser Co.                               60,608        $     2,982,520
                                                                 ---------------
                                                                      12,632,566
                                                                 ---------------
GAS--0.15%
    KeySpan Corp.                                  39,298              1,384,862
    Nicor Inc.                                     12,155                413,635
    Peoples Energy Corp.                            9,777                377,881
    Sempra Energy                                  56,771              1,342,634
                                                                 ---------------
                                                                       3,519,012
                                                                 ---------------
HAND/MACHINE TOOLS--0.35%
    Black & Decker Corp.                           22,355                958,806
    Emerson Electric Co.                          116,576              5,927,890
    Snap-On Inc.                                   16,155                454,117
    Stanley Works (The)                            24,410                844,098
                                                                 ---------------
                                                                       8,184,911
                                                                 ---------------
HEALTH CARE--4.76%
    Aetna Inc.                                     41,701              1,714,745
(1) Anthem Inc.                                    39,151              2,462,598
    Bard (C.R.) Inc.                               14,351                832,358
    Bausch & Lomb Inc.                             14,919                537,084
    Baxter International Inc.                     164,371              4,602,388
    Becton, Dickinson & Co.                        71,077              2,181,353
    Biomet Inc.                                    72,018              2,064,036
(1) Boston Scientific Corp.                       112,914              4,801,103
(1) Guidant Corp.                                  84,626              2,610,712
    HCA Inc.                                      142,165              5,899,847
    Health Management
     Associates Inc. "A"                           65,902              1,179,646
(1) HEALTHSOUTH Corp.                             109,515                459,963
(1) Humana Inc.                                    45,153                451,530
    Johnson & Johnson                             822,592             44,181,416
(1) Manor Care Inc.                                26,801                498,767
    Medtronic Inc.                                337,851             15,406,006
(1) Quest Diagnostics Inc.                         27,062              1,539,828
(1) St. Jude Medical Inc.                          49,138              1,951,761
    Stryker Corp.                                  54,801              3,678,243
(1) Tenet Healthcare Corp.                        135,059              2,214,968
    UnitedHealth Group Inc.                        84,295              7,038,632
(1) WellPoint Health
     Networks Inc.                                 41,178              2,930,226
(1) Zimmer Holdings Inc.                           53,988              2,241,582
                                                                 ---------------
                                                                     111,478,792
                                                                 ---------------
HOME BUILDERS--0.10%
    Centex Corp.                                   17,057                856,261
    KB Home                                        13,310                570,333
    Pulte Homes Inc.                               16,946                811,205
                                                                 ---------------
                                                                       2,237,799
                                                                 ---------------
HOME FURNISHINGS--0.12%
    Leggett & Platt Inc.                           53,917              1,209,897
    Maytag Corp.                                   21,689                618,136
    Whirlpool Corp.                                18,889                986,384
                                                                 ---------------
                                                                       2,814,417
                                                                 ---------------
HOUSEHOLD PRODUCTS/WARES--0.39%
(1) American Greetings
     Corp. "A"                                     18,123                286,343
    Avery Dennison Corp.                           30,389              1,856,160
    Clorox Co.                                     60,982              2,515,507
    Fortune Brands Inc.                            41,379              1,924,537
    Newell Rubbermaid Inc.                         73,997              2,244,329
    Tupperware Corp.                               16,141                243,406
                                                                 ---------------
                                                                       9,070,282
                                                                 ---------------
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
SECURITY                                           SHARES                 VALUES
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
INSURANCE--4.87%
    ACE Ltd.                                       72,695        $     2,132,871
    AFLAC Inc.                                    142,878              4,303,485
    Allstate Corp. (The)                          194,722              7,202,767
    Ambac Financial Group Inc.                     29,383              1,652,500
    American International
     Group Inc.                                   722,353             41,788,121
    AON Corp.                                      85,721              1,619,270
    Chubb Corp.                                    47,362              2,472,296
    CIGNA Corp.                                    38,616              1,587,890
    Cincinnati Financial Corp.                     44,720              1,679,236
    Hancock (John) Financial
     Services Inc.                                 79,863              2,228,178
    Hartford Financial Services
     Group Inc.                                    70,632              3,208,812
    Jefferson-Pilot Corp.                          39,796              1,516,626
    Lincoln National Corp.                         49,101              1,550,610
    Loews Corp.                                    51,322              2,281,776
    Marsh & McLennan
    Companies Inc.                                148,699              6,871,381
    MBIA Inc.                                      40,236              1,764,751
    MetLife Inc.                                  193,915              5,243,462
    MGIC Investment Corp.                          27,879              1,151,403
    Principal Financial Group
     Inc.                                          93,368              2,813,178
    Progressive Corp. (The)                        60,282              2,991,796
    Prudential Financial Inc.                     156,842              4,978,165
    SAFECO Corp.                                   38,240              1,325,781
    St. Paul Companies Inc.                        62,691              2,134,629
    Torchmark Corp.                                32,761              1,196,759
(1) Travelers Property
     Casualty Corp. "B"                           277,859              4,070,634
    UNUMProvident Corp.                            66,936              1,174,057
    XL Capital Ltd. "A"                            37,603              2,904,831
                                                                 ---------------
                                                                     113,845,265
                                                                 ---------------
IRON/STEEL--0.06%
    Allegheny Technologies Inc.                    22,262                138,692
    Nucor Corp.                                    21,692                895,880
    United States Steel Corp.                      28,165                369,525
                                                                 ---------------
                                                                       1,404,097
                                                                 ---------------
LEISURE TIME--0.39%
    Brunswick Corp.                                24,900                494,514
    Carnival Corp. "A"                            162,446              4,053,028
    Harley-Davidson Inc.                           83,786              3,870,913
(1) Sabre Holdings Corp.                           39,639                717,862
                                                                 ---------------
                                                                       9,136,317
                                                                 ---------------
LODGING-0.26%
(1) Harrah's Entertainment
     Inc.                                          30,945              1,225,422
    Hilton Hotels Corp.                           104,242              1,324,916
    Marriott International
     Inc. "A"                                      65,912              2,166,527
    Starwood Hotels & Resorts
     Worldwide Inc.                                55,260              1,311,872
                                                                 ---------------
                                                                       6,028,737
                                                                 ---------------
MACHINERY--0.53%
    Caterpillar Inc.                               95,286              4,356,476
    Cummins Inc.                                   11,571                325,492
    Deere & Co.                                    66,051              3,028,438
    Dover Corp.                                    55,967              1,631,998
    Ingersoll-Rand Co. "A"                         46,843              2,017,060
(1) McDermott International
     Inc.                                          17,537        $        76,812
    Rockwell Automation Inc.                       51,589              1,068,408
                                                                 ---------------
                                                                      12,504,684
                                                                 ---------------
MANUFACTURERS--4.83%
    Cooper Industries Ltd.                         25,578                932,318
    Crane Co.                                      16,562                330,081
    Danaher Corp.                                  42,187              2,771,686
    Eastman Kodak Co.                              80,765              2,830,006
    Eaton Corp.                                    19,508              1,523,770
    General Electric Co.                        2,755,604             67,098,957
    Honeywell International
     Inc.                                         227,318              5,455,632
    Illinois Tool Works Inc.                       84,840              5,502,722
    ITT Industries Inc.                            25,416              1,542,497
    Pall Corp.                                     33,888                565,252
    Textron Inc.                                   38,055              1,635,984
    3M Co.                                        108,044             13,321,825
    Tyco International Ltd.                       552,437              9,435,624
                                                                 ---------------
                                                                     112,946,354
                                                                 ---------------
MEDIA--3.65%
(1) AOL Time Warner Inc.                        1,237,789             16,215,036
(1) Clear Channel
     Communications Inc.                          169,647              6,326,137
(1) Comcast Corp. "A"                             306,047              7,213,528
(1) Comcast Corp.
     Special "A"                                  336,762              7,607,454
    Dow Jones & Co. Inc.                           22,885                989,319
    Gannett Co. Inc.                               73,997              5,312,985
    Knight Ridder Inc.                             22,841              1,444,693
    McGraw-Hill Companies
     Inc. (The)                                    53,641              3,242,062
    Meredith Corp.                                 13,718                563,947
    New York Times Co. "A"                         41,919              1,916,956
    Tribune Co.                                    84,377              3,835,778
(1) Univision Communications
     Inc. "A"                                      63,517              1,556,166
(1) Viacom Inc. "B"                               487,672             19,877,511
    Walt Disney Co. (The)                         565,445              9,222,408
                                                                 ---------------
                                                                      85,323,980
                                                                 ---------------
METAL FABRICATE/HARDWARE--0.02%
    Worthington Industries Inc.                    23,643                360,319
                                                                 ---------------
                                                                         360,319
                                                                 ---------------
MINING--0.43%
    Alcoa Inc.                                    233,746              5,324,734
(1) Freeport-McMoRan Copper
     & Gold Inc.                                   40,062                672,240
    Newmont Mining Corp.                          111,200              3,228,136
(1) Phelps Dodge Corp.                             24,566                777,514
                                                                 ---------------
                                                                      10,002,624
                                                                 ---------------
OFFICE/BUSINESS EQUIPMENT--0.16%
    Pitney Bowes Inc.                              65,570              2,141,516
(1) Xerox Corp.                                   203,474              1,637,966
                                                                 ---------------
                                                                       3,779,482
                                                                 ---------------
OIL & GAS PRODUCERS--5.22%
    Amerada Hess Corp.                             24,742              1,362,047
    Anadarko Petroleum Corp.                       68,825              3,296,718
    Apache Corp.                                   39,848              2,270,938
    Burlington Resources Inc.                      55,726              2,376,714
    ChevronTexaco Corp.                           295,777             19,663,255
    ConocoPhillips                                187,405              9,068,528
    Devon Energy Corp.                             43,360              1,990,224
    EOG Resources Inc.                             31,938              1,274,965

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
SECURITY                                           SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
    Exxon Mobil Corp.                           1,863,431        $    65,108,279
    Kerr-McGee Corp.                               27,760              1,229,768
    Kinder Morgan Inc.                             33,757              1,426,908
    Marathon Oil Corp.                             86,392              1,839,286
(1) Nabors Industries Ltd.                         40,070              1,413,269
(1) Noble Corp.                                    37,086              1,303,573
    Occidental Petroleum Corp.                    104,346              2,968,644
    Rowan Companies Inc.                           25,919                588,361
    Sunoco Inc.                                    21,204                703,549
    Transocean Inc.                                88,426              2,051,483
    Unocal Corp.                                   71,381              2,182,831
                                                                 ---------------
                                                                     122,119,340
                                                                 ---------------
OIL & GAS SERVICES--0.57%
    Baker Hughes Inc.                              93,029              2,994,604
(1) BJ Services Co.                                43,415              1,402,739
    Halliburton Co.                               120,806              2,260,280
    Schlumberger Ltd.                             160,770              6,766,809
                                                                 ---------------
                                                                      13,424,432
                                                                 ---------------
PACKAGING & CONTAINERS--0.14%
    Ball Corp.                                     15,708                804,093
    Bemis Co.                                      14,648                726,980
(1) Pactiv Corp.                                   43,979                961,381
(1) Sealed Air Corp.                               23,304                869,239
                                                                 ---------------
                                                                       3,361,693
                                                                 ---------------
PHARMACEUTICALS--8.30%
    Abbott Laboratories                           432,671             17,306,840
    Allergan Inc.                                  35,820              2,063,948
    AmerisourceBergen Corp.                        29,299              1,591,229
    Bristol-Myers Squibb Co.                      536,359             12,416,711
    Cardinal Health Inc.                          122,575              7,255,214
(1) Forest Laboratories Inc. "A"                   50,104              4,921,215
(1) King Pharmaceuticals Inc.                      66,804              1,148,361
    Lilly (Eli) and Co.                           311,067             19,752,755
(1) MedImmune Inc.                                 69,469              1,887,473
    Merck & Co. Inc.                              621,819             35,201,174
    Pfizer Inc.                                 1,706,501             52,167,736
    Pharmacia Corp.                               358,007             14,964,693
    Schering-Plough Corp.                         406,087              9,015,131
(1) Watson Pharmaceuticals
     Inc.                                          29,563                835,746
    Wyeth                                         367,070             13,728,418
                                                                 ---------------
                                                                     194,256,644
                                                                 ---------------
PIPELINES--0.07%
    Dynegy Inc. "A"                               101,977                120,333
    El Paso Corp.                                 165,708              1,153,328
    Williams Companies Inc.                       142,680                385,236
                                                                 ---------------
                                                                       1,658,897
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--0.28%
    Equity Office Properties
     Trust                                        114,090              2,849,968
    Equity Residential                             75,100              1,845,958
    Simon Property Group Inc.                      51,927              1,769,153
                                                                 ---------------
                                                                       6,465,079
                                                                 ---------------
RETAIL--6.83%
(1) AutoZone Inc.                                  27,299              1,928,674
(1) Bed Bath & Beyond Inc.                         80,994              2,796,723
(1) Best Buy Co. Inc.                              89,034              2,150,171
(1) Big Lots Inc.                                  32,004                423,413
    Circuit City Stores Inc.                       57,986                430,256
    CVS Corp.                                     108,767        $     2,715,912
    Darden Restaurants Inc.                        47,318                967,653
    Dillards Inc. "A"                              23,588                374,106
    Dollar General Corp.                           92,447              1,104,742
(1) eBay Inc.                                      85,478              5,797,118
    Family Dollar Stores Inc.                      47,872              1,494,085
(1) Federated Department
     Stores Inc.                                   54,401              1,564,573
    Gap Inc. (The)                                244,699              3,797,728
    Home Depot Inc.                               644,139             15,433,570
(1) Kohls Corp.                                    93,353              5,223,100
    Limited Brands Inc.                           144,709              2,015,796
    Lowe's Companies Inc.                         216,079              8,102,963
    May Department Stores
     Co. (The)                                     79,779              1,833,321
    McDonald's Corp.                              351,642              5,654,403
    Nordstrom Inc.                                 37,604                713,348
(1) Office Depot Inc.                              85,430              1,260,947
    Penney (J.C.) Co. Inc.
     (Holding Co.)                                 74,147              1,706,122
    RadioShack Corp.                               46,757                876,226
    Sears, Roebuck and Co.                         87,545              2,096,703
(1) Staples Inc.                                  130,253              2,383,630
(1) Starbucks Corp.                               107,517              2,191,196
    Target Corp.                                  251,513              7,545,390
    Tiffany & Co.                                  40,285                963,214
    TJX Companies Inc.                            146,384              2,857,416
(1) Toys R Us Inc.                                 58,659                586,590
    Walgreen Co.                                  283,779              8,283,509
    Wal-Mart Stores Inc.                        1,222,359             61,741,353
    Wendy's International Inc.                     31,919                864,047
(1) Yum! Brands Inc.                               81,811              1,981,462
                                                                 ---------------
                                                                     159,859,460
                                                                 ---------------
SEMICONDUCTORS--2.69%
(1) Advanced Micro Devices
     Inc.                                          95,331                615,838
(1) Altera Corp.                                  105,920              1,307,053
(1) Analog Devices Inc.                           101,269              2,417,291
(1) Applied Materials Inc.                        456,281              5,945,341
(1) Applied Micro Circuits
     Corp.                                         83,336                307,510
(1) Broadcom Corp. "A"                             76,318              1,149,349
    Intel Corp.                                 1,834,728             28,566,715
(1) KLA-Tencor Corp.                               52,280              1,849,144
    Linear Technology Corp.                        86,480              2,224,266
(1) LSI Logic Corp.                               102,779                593,035
    Maxim Integrated
     Products Inc.                                 88,779              2,933,258
(1) Micron Technology Inc.                        167,443              1,630,895
(1) National Semiconductor
     Corp.                                         49,964                749,960
(1) Novellus Systems Inc.                          41,127              1,154,846
(1) NVIDIA Corp.                                   42,227                486,033
(1) PMC-Sierra Inc.                                46,151                256,600
(1) QLogic Corp.                                   25,949                895,500
(1) Teradyne Inc.                                  50,592                658,202
    Texas Instruments Inc.                        479,278              7,193,963
(1) Xilinx Inc.                                    93,460              1,925,276
                                                                 ---------------
                                                                      62,860,075
                                                                 ---------------
SOFTWARE--5.45%
    Adobe Systems Inc.                             65,516              1,624,862
    Autodesk Inc.                                  31,314                447,790
    Automatic Data
     Processing Inc.                              165,898              6,511,497
(1) BMC Software Inc.                              65,334              1,117,865

SECURITY                                           SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--(CONTINUED)
--------------------------------------------------------------------------------
(1) Citrix Systems Inc.                            47,530        $       585,570
    Computer Associates
     International Inc.                           158,918              2,145,393
(1) Compuware Corp.                               104,793                503,006
(1) Electronic Arts Inc.                           39,105              1,946,256
    First Data Corp.                              208,345              7,377,496
(1) Fiserv Inc.                                    53,000              1,799,350
    IMS Health Inc.                                77,938              1,247,008
(1) Intuit Inc.                                    56,881              2,668,857
(1) Mercury Interactive
     Corp.                                         23,385                693,365
(1) Microsoft Corp.                             1,480,581             76,546,038
(1) Novell Inc.                                   100,672                336,244
(1) Oracle Corp.                                1,483,370             16,020,396
(1) Parametric Technology
     Corp.                                         72,157                181,836
(1) PeopleSoft Inc.                                86,613              1,585,018
(1) Rational Software
     Corp.                                         53,937                560,405
(1) Siebel Systems Inc.                           134,033              1,002,567
(1) Yahoo! Inc.                                   163,765              2,677,558
                                                                 ---------------
                                                                     127,578,377
                                                                 ---------------
TELECOMMUNICATION EQUIPMENT--0.81%
(1) ADC Telecommunications
     Inc.                                         220,052                459,909
(1) Andrew Corp.                                   27,122                278,814
(1) Avaya Inc.                                    100,020                245,049
(1) CIENA Corp.                                   119,237                612,878
(1) Comverse Technology Inc.                       52,190                522,944
(1) JDS Uniphase Corp.                            391,304                966,521
(1) Lucent Technologies Inc.                      952,066              1,199,603
    Motorola Inc.                                 637,058              5,510,552
(1) QUALCOMM Inc.                                 217,375              7,910,276
    Scientific-Atlanta Inc.                        42,805                507,667
(1) Tellabs Inc.                                  114,412                831,775
                                                                 ---------------
                                                                      19,045,988
                                                                 ---------------
TELECOMMUNICATIONS--1.80%
(1) AT&T Wireless Services
     Inc.                                         750,014              4,237,579
(1) Citizens Communications
     Co.                                           78,015                823,058
(1) Corning Inc.                                  318,577              1,054,490
(1) Nextel Communications
     Inc. "A"                                     266,619              3,079,449
(1) Qwest Communications
     International Inc.                           469,256              2,346,280
(1) Sprint Corp. (PCS Group)                      276,515              1,211,136
    Verizon Communications
     Inc.                                         757,559             29,355,411
                                                                 ---------------
                                                                      42,107,403
                                                                 ---------------
TELEPHONE--2.26%
    Alltel Corp.                                   86,109              4,391,559
    AT&T Corp.                                    213,290              5,569,002
    BellSouth Corp.                               514,759             13,316,815
    CenturyTel Inc.                                39,454              1,159,159
    SBC Communications Inc.                       919,390             24,924,663
    Sprint Corp. (FON Group)                      247,643              3,585,871
                                                                 ---------------
                                                                      52,947,069
                                                                 ---------------
TEXTILES--0.09%
    Cintas Corp.                                   47,098        $     2,154,734
                                                                 ---------------
                                                                       2,154,734
                                                                 ---------------
TOBACCO--1.10%
    Philip Morris
     Companies Inc.                               572,900             23,219,637
    R.J. Reynolds Tobacco
     Holdings Inc.                                 24,477              1,030,726
    UST Inc.                                       46,743              1,562,618
                                                                 ---------------
                                                                      25,812,981
                                                                 ---------------
TOYS/GAMES/HOBBIES--0.12%
    Hasbro Inc.                                    47,830                552,437
    Mattel Inc.                                   121,025              2,317,629
                                                                 ---------------
                                                                       2,870,066
                                                                 ---------------
TRANSPORTATION--1.48%
    Burlington Northern
     Santa Fe Corp.                               104,617              2,721,088
    CSX Corp.                                      58,978              1,669,667
    FedEx Corp.                                    82,555              4,476,132
    Norfolk Southern Corp.                        107,566              2,150,244
    Union Pacific Corp.                            70,120              4,198,084
    United Parcel Service
     Inc. "B"                                     309,187             19,503,516
                                                                 ---------------
                                                                      34,718,731
                                                                 ---------------
TRUCKING & LEASING--0.02%
    Ryder System Inc.                              17,230                386,641
                                                                 ---------------
                                                                         386,641
                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost: $2,647,065,540)                                           2,244,860,969
                                                                 ---------------

                                           SHARES OR FACE
 SECURITY                                          AMOUNT                  VALUE
--------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS--5.84%
--------------------------------------------------------------------------------
    Barclays Global Investors
     Funds Institutional
     Money Market Fund,
     Institutional Shares                     122,039,520            122,039,520
    BlackRock Temp Cash
     Money Market Fund                          5,643,616              5,643,616
    Dreyfus Money
     Market Fund                                  486,519                486,519
    Goldman Sachs
     Financial Square Prime
     Obligation Fund                              423,822                423,822
    U.S. Treasury Bill
     1.17%(2), 03/27/03(3)                  $   8,150,000              8,127,938
                                                                 ---------------
TOTAL SHORT TERM INSTRUMENTS
  (Cost: $136,722,011)                                               136,721,415
TOTAL INVESTMENTS IN SECURITIES--101.78%
  (Cost $2,783,787,551)                                            2,381,582,384
Other Assets, Less Liabilities--(1.78%)                              (41,663,299)
                                                                 ---------------
NET ASSETS--100.00%                                              $ 2,339,919,085
                                                                 ===============

(1) Non-income earning securities.
(2) Yield to Maturity.
(3) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

U.S. EQUITY INDEX MASTER PORTFOLIO

                                                                           VALUE
--------------------------------------------------------------------------------
MASTER PORTFOLIOS--100.02%
   Extended Index Master Portfolio                               $    78,506,030
   S&P 500 Index Master Portfolio                                    301,148,316
                                                                 ---------------
TOTAL MASTER PORTFOLIOS                                              379,654,346
                                                                 ---------------
TOTAL INVESTMENTS--100.02%                                           379,654,346
                                                                 ---------------
Other Assets Less Liabilities--(0.02%)                                   (81,392)
                                                                 ---------------
NET ASSETS--100.00%                                              $   379,572,954
                                                                 ===============

   The accompanying notes are an integral part of these financial statements.

                           MASTER INVESTMENT PORTFOLIO

                        TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Trustee for BGIF and oversees 23 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 101 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about the Master Portfolios' Trustees may be found in the Master Portfolios' Statements of Additional Information, which are available without charge upon request by calling toll-free 1-888-204-3956.

INTERESTED TRUSTEES AND OFFICERS

                                                                                                  OTHER
                                                                                             PUBLIC COMPANY
                             POSITION(S),                                                    AND INVESTMENT
   NAME, ADDRESS              LENGTH OF              PRINCIPAL OCCUPATION DURING                 COMPANY
      AND AGE                  SERVICE                       PAST 5 YEARS                     DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss,*         Trustee since            Chief Executive Officer of the                None.
45 Fremont Street          November 16, 2001,       Individual Investors Business of
San Francisco,             Chairman and President   Barclays Global Investors, N.A. ("BGI")
CA 94105 (40)

Michael A. Latham,         Treasurer and Chief      Director of Mutual Fund Delivery of           None.
45 Fremont Street          Financial Officer        the Individual Investors Business of
San Francisco,                                      BGI (since 2000); Head of Operations,
CA 94105 (37)                                       BGI Europe (1997-2000); Manager of
                                                    Portfolio Accounting Group (1994-1997)

Richard H. Blank, Jr.,     Secretary                Senior Vice President                       Director of
(46)                                                of Stephens Inc.                            Capo, Inc.


    * LEE T. KRANEFUSS IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE INDIVIDUAL INVESTOR BUSINESS OF BGI, THE CO-ADMINISTRATOR OF THE MASTER PORTFOLIOS AND THE PARENT COMPANY OF BGFA, THE INVESTMENT ADVISOR OF THE MASTER PORTFOLIOS.

                           MASTER INVESTMENT PORTFOLIO

                        TRUSTEES INFORMATION (UNAUDITED)

INDEPENDENT TRUSTEES

                                                                                                  OTHER
                                                                                             PUBLIC COMPANY
                             POSITION(S),                                                    AND INVESTMENT
   NAME, ADDRESS              LENGTH OF              PRINCIPAL OCCUPATION DURING                 COMPANY
      AND AGE                  SERVICE                       PAST 5 YEARS                     DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Mary G. F. Bitterman,      Trustee since            President and Chief Executive            Director of Pacific
(58)                       November 16, 2001        Officer of The James Irvine Foundation   Century Financial
                                                    (non-profit foundation); President and   Corporation/Bank
                                                    Chief Executive Officer of KQED, Inc.    of Hawaii.
                                                    (public television and radio)
                                                    from 1993-2002.

Jack S. Euphrat,           Trustee since            Private Investor                              None.
(80)                       October 20, 1993

W. Rodney Hughes,          Trustee since            Private Investor                         Trustee of the
(76)                       October 20, 1993                                                  Wells Fargo Funds
                                                                                             (oversees 96
                                                                                             portfolios);
                                                                                             President of Wells
                                                                                             Fargo Funds November
                                                                                             1999 to May 2000.

Richard K. Lyons,          Trustee since            Professor, University of California,     Director of Matthews
(41)                       November 16, 2001        Berkeley: Haas School of Business;       Asian Funds
                                                    Member, Council of Foreign Relations     (oversees 6
                                                                                             portfolios).

Leo Soong,                 Trustee since            Managing Director of                          None.
(56)                       February 9, 2000         CG Roxane LLC (water company);
                                                    Co-Founder of Crystal Geyser
                                                    Water Co.; President of Crystal
                                                    Geyser Water Co. (through 2000).

           Shares of the Vantagepoint funds are distributed by ICMA-RC Services, LLC, a broker-dealer affiliate of the ICMA Retirement Corporation, member NASD/SIPC.

                        [THE VANTAGEPOINT(R) FUNDS LOGO]

                          777 North Capitol Street, NE
                            Washington, DC 20002-4240
                            Toll-Free 1-800-669-7400
               Para asistencia en Espanol llame al 1-800-669-8216
                                 www.icmarc.org
                               ANR000-001-0203-214

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - Not applicable to this filing.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  The Vantagepoint Funds

                  By:     /s/ Girard Miller
                       ---------------------------------------------------------
                          Girard Miller, President and Chief Executive Officer

                  Date    March 7, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Girard Miller
                       ---------------------------------------------------------
                          Girard Miller, President and Chief Executive Officer

                  Date    March 7, 2003
                       ------------------------

                  By:     /s/ Paul A. Breault
                       ---------------------------------------------------------
                          Paul A. Breault, Treasurer and Chief Financial Officer

                  Date    March 7, 2003
                       ------------------------